UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01944

Principal Variable Contracts Funds, Inc.
(Exact name of registrant as specified in charter)

655 9th Street, Des Moines, IA 50309
(Address of principal executive offices)	(Zip code)

Principal Management Corporation, 655 9th Street, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	December 31, 2014
Date of reporting period:	June 30, 2014

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Variable Contracts Funds, Inc.

Semiannual Report
June 30, 2014

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Table of Contents

Financial Statements	1
Notes to Financial Statements	47
Schedules of Investments	78
Financial Highlights (includes performance information)	258
Shareholder Expense Example	280
Supplemental Information	284

Not FDIC or NCUA insured

May lose value s Not a deposit s No bank or credit union guarantee Not insured by any Federal government agency

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

		Bond &
		Mortgage
	Balanced	Securities	Bond Market
Amounts in thousands, except per share amounts	Account	Account	Index Account
Investment in securities--at cost	$47,037	$346,385	$1,690,084
Assets
Investment in securities--at value	$53,017	$353,062	$1,702,270
Cash	–	–	1
Receivables:
Dividends and interest	155	2,083	8,192
Fund shares sold	2	866	2,181
Investment securities sold	337	2,584	69,754
Other assets	–	17	–
Total Assets	53,511	358,612	1,782,398
Liabilities
Accrued management and investment advisory fees	27	116	305
Accrued directors' expenses	1	3	5
Accrued other expenses	13	11	21
Cash overdraft	5	327	–
Payables:
Fund shares redeemed	13	41	–
Investment securities purchased	1,723	38,350	252,298
Short sales (proceeds received $0, $0 and $663)	–	–	663
Swap premiums received	–	575	–
Unrealized loss on OTC swap agreements	–	141	–
Total Liabilities	1,782	39,564	253,292
Net Assets Applicable to Outstanding Shares	$51,729	$319,048	$1,529,106

Net Assets Consist of:
Capital shares and additional paid-in-capital	$43,009	$335,794	$1,497,527
Accumulated undistributed (overdistributed) net investment income (loss)	1,287	13,870	27,621
Accumulated undistributed (overdistributed) net realized gain (loss)	1,453	(36,977)	(8,228)
Net unrealized appreciation (depreciation) of investments	5,980	6,361	12,186
Total Net Assets	$51,729	$319,048	$1,529,106
Capital Stock (par value: $.01 per share):
Shares authorized	100,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$51,729	$319,048	$1,529,106
Shares issued and outstanding	2,720	27,213	149,070
Net Asset Value per share	$19.02	$11.72	$10.26

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

		Diversified
		Balanced
	Diversified	Managed
	Balanced	Volatility	Diversified
Amounts in thousands, except per share amounts	Account	Account	Growth Account
Investment in affiliated Accounts--at cost	$798,421	$36,219	$2,156,899
Assets
Investment in affiliated Accounts--at value	$952,689	$37,348	$2,602,745
Receivables:
Fund shares sold	414	633	2,681
Total Assets	953,103	37,981	2,605,426
Liabilities
Accrued management and investment advisory fees	39	1	105
Accrued distribution fees	194	7	527
Accrued directors' expenses	4	1	9
Accrued professional fees	–	4	–
Accrued other expenses	5	–	6
Payables:
Fund shares redeemed	76	–	76
Total Liabilities	318	13	723
Net Assets Applicable to Outstanding Shares	$952,785	$37,968	$2,604,703

Net Assets Consist of:
Capital shares and additional paid-in-capital	$781,226	$36,859	$2,104,747
Accumulated undistributed (overdistributed) net investment income (loss)	7,085	(26)	21,275
Accumulated undistributed (overdistributed) net realized gain (loss)	10,206	6	32,835
Net unrealized appreciation (depreciation) of investments	154,268	1,129	445,846
Total Net Assets	$952,785	$37,968	$2,604,703
Capital Stock (par value: $.01 per share):
Shares authorized	250,000	200,000	300,000
Net Asset Value Per Share:
Class 2: Net Assets	$952,785	$37,968	$2,604,703
Shares issued and outstanding	66,424	3,571	169,328
Net Asset Value per share	$14.34	$10.63	$15.38

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

	Diversified
	Growth Managed		Diversified
	Volatility	Diversified	International
Amounts in thousands, except per share amounts	Account	Income Account	Account
Investment in securities--at cost	$–	$–	$394,556
Investment in affiliated Accounts--at cost	$72,355	$125,741	$–
Foreign currency--at cost	$–	$–	$287
Assets
Investment in securities--at value	$–	$–	$501,953
Investment in affiliated Accounts--at value	74,875	136,566	–
Foreign currency--at value	–	–	288
Receivables:
Dividends and interest	–	–	1,635
Fund shares sold	1,484	425	125
Investment securities sold	–	–	7,678
Total Assets	76,359	136,991	511,679
Liabilities
Accrued management and investment advisory fees	4	5	342
Accrued distribution fees	14	28	–
Accrued directors' expenses	–	2	3
Accrued professional fees	4	–	–
Accrued other expenses	–	2	105
Cash overdraft	–	–	12
Payables:
Borrowing	–	–	1,715
Deferred foreign tax	–	–	44
Fund shares redeemed	12	14	411
Investment securities purchased	–	–	3,840
Total Liabilities	34	51	6,472
Net Assets Applicable to Outstanding Shares	$76,325	$136,940	$505,207

Net Assets Consist of:
Capital shares and additional paid-in-capital	$73,821	$124,686	$503,579
Accumulated undistributed (overdistributed) net investment income (loss)	(41)	599	13,626
Accumulated undistributed (overdistributed) net realized gain (loss)	25	830	(119,356)
Net unrealized appreciation (depreciation) of investments	2,520	10,825	107,353
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency .	–	–	5
Total Net Assets	$76,325	$136,940	$505,207
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	50,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	N/A	N/A	$503,829
Shares issued and outstanding			32,273
Net Asset Value per share			$15.61
Class 2: Net Assets	$76,325	$136,940	$1,378
Shares issued and outstanding	7,105	11,508	88
Net Asset Value per share	$10.74	$11.90	$15.70

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

		Government &
	Equity	High Quality
Amounts in thousands, except per share amounts	Income Account	Bond Account	Income Account
Investment in securities--at cost	$412,433	$338,427	$262,650
Assets
Investment in securities--at value	$673,497	$342,283	$282,754
Cash	1	–	233
Receivables:
Dividends and interest	1,663	1,458	2,778
Fund shares sold	86	298	113
Investment securities sold	–	–	1,121
Total Assets	675,247	344,039	286,999
Liabilities
Accrued management and investment advisory fees	262	143	117
Accrued distribution fees	5	–	1
Accrued directors' expenses	4	3	2
Accrued other expenses	14	7	5
Cash overdraft	–	5	–
Payables:
Fund shares redeemed	2,890	378	1
Investment securities purchased	377	–	–
Total Liabilities	3,552	536	126
Net Assets Applicable to Outstanding Shares	$671,695	$343,503	$286,873

Net Assets Consist of:
Capital shares and additional paid-in-capital	$423,291	$344,854	$253,615
Accumulated undistributed (overdistributed) net investment income (loss)	29,333	17,393	16,719
Accumulated undistributed (overdistributed) net realized gain (loss)	(41,993)	(22,600)	(3,565)
Net unrealized appreciation (depreciation) of investments	261,064	3,856	20,104
Total Net Assets	$671,695	$343,503	$286,873
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$646,134	$342,632	$283,717
Shares issued and outstanding	28,305	32,103	25,353
Net Asset Value per share	$22.83	$10.67	$11.19
Class 2: Net Assets	$25,561	$871	$3,156
Shares issued and outstanding	1,129	81	284
Net Asset Value per share	$22.65	$10.67	$11.13

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

	International
	Emerging	LargeCap	LargeCap
Amounts in thousands, except per share amounts	Markets Account	Blend Account II	Growth Account
Investment in securities--at cost	$101,801	$116,236	$98,423
Foreign currency--at cost	$65	$–	$–
Assets
Investment in securities--at value	$115,866	$155,157	$123,100
Foreign currency--at value	65	–	–
Deposits with counterparty	–	400	–
Receivables:
Dividends and interest	366	155	48
Expense reimbursement from Manager	–	2	–
Fund shares sold	67	14	24
Investment securities sold	–	514	–
Variation margin on financial derivative instruments	–	1	–
Prepaid expenses	3	–	–
Total Assets	116,367	156,243	123,172
Liabilities
Accrued management and investment advisory fees	118	96	63
Accrued custodian fees	84	–	–
Accrued directors' expenses	2	2	2
Accrued other expenses	–	13	5
Cash overdraft	3	–	–
Payables:
Fund shares redeemed	54	353	118
Investment securities purchased	98	542	–
Short sales (proceeds received $0, $1 and $0)	–	1	–
Total Liabilities	359	1,007	188
Net Assets Applicable to Outstanding Shares	$116,008	$155,236	$122,984

Net Assets Consist of:
Capital shares and additional paid-in-capital	$119,632	$114,964	$119,731
Accumulated undistributed (overdistributed) net investment income (loss)	1,589	2,736	815
Accumulated undistributed (overdistributed) net realized gain (loss)	(19,278)	(1,430)	(22,239)
Net unrealized appreciation (depreciation) of investments	14,065	38,966	24,677
Total Net Assets	$116,008	$155,236	$122,984
Capital Stock (par value: $.01 per share):
Shares authorized	100,000	300,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$116,008	$154,203	$122,259
Shares issued and outstanding	6,992	14,408	5,229
Net Asset Value per share	$16.59	$10.70	$23.38
Class 2: Net Assets	N/A	$1,033	$725
Shares issued and outstanding		96	31
Net Asset Value per share		$10.74	$23.29

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

			LargeCap S&P
	LargeCap	LargeCap S&P	500 Managed
	Growth	500 Index	Volatility Index
Amounts in thousands, except per share amounts	Account I	Account	Account
Investment in securities--at cost	$169,975	$1,234,198	$49,821
Assets
Investment in securities--at value	$234,671	$1,705,442	$52,238
Cash	–	25	3
Deposits with counterparty	430	–	–
Receivables:
Dividends and interest	125	1,771	45
Expense reimbursement from Manager	3	–	–
Fund shares sold	74	1,723	884
Investment securities sold	7,008	–	–
Variation margin on financial derivative instruments	1	2	1
Total Assets	242,312	1,708,963	53,171
Liabilities
Accrued management and investment advisory fees	152	349	18
Accrued custodian fees	–	–	8
Accrued directors' expenses	2	7	1
Accrued professional fees	–	–	3
Accrued other expenses	12	16	–
Payables:
Fund shares redeemed	184	268	–
Investment securities purchased	6,764	295	92
Options and swaptions contracts written (premiums received $0, 0 and 26)	–	–	12
Total Liabilities	7,114	935	134
Net Assets Applicable to Outstanding Shares	$235,198	$1,708,028	$53,037

Net Assets Consist of:
Capital shares and additional paid-in-capital	$101,909	$1,165,658	$50,440
Accumulated undistributed (overdistributed) net investment income (loss)	477	35,202	176
Accumulated undistributed (overdistributed) net realized gain (loss)	68,089	35,845	(25)
Net unrealized appreciation (depreciation) of investments	64,723	471,323	2,446
Total Net Assets	$235,198	$1,708,028	$53,037
Capital Stock (par value: $.01 per share):
Shares authorized	100,000	200,000	100,000
Net Asset Value Per Share:
Class 1: Net Assets	$235,198	$1,708,028	$53,037
Shares issued and outstanding	6,990	119,375	4,811
Net Asset Value per share	$33.65	$14.31	$11.02

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

	LargeCap		Money
Amounts in thousands, except per share amounts	Value Account	MidCap Account	Market Account
Investment in securities--at cost	$148,650	$400,787	$271,335
Assets
Investment in securities--at value	$173,212	$660,169	$271,335
Cash	1	97	13
Receivables:
Dividends and interest	162	306	9
Expense reimbursement from Manager	–	–	67
Fund shares sold	33	47	93
Investment securities sold	4,627	1,120	–
Total Assets	178,035	661,739	271,517
Liabilities
Accrued management and investment advisory fees	85	283	101
Accrued distribution fees	–	3	–
Accrued directors' expenses	2	3	3
Accrued other expenses	7	9	6
Payables:
Fund shares redeemed	71	1,294	854
Investment securities purchased	5,007	563	–
Total Liabilities	5,172	2,155	964
Net Assets Applicable to Outstanding Shares	$172,863	$659,584	$270,553

Net Assets Consist of:
Capital shares and additional paid-in-capital	$109,281	$301,030	$270,563
Accumulated undistributed (overdistributed) net investment income (loss)	4,677	4,942	–
Accumulated undistributed (overdistributed) net realized gain (loss)	34,336	94,230	(10)
Net unrealized appreciation (depreciation) of investments	24,569	259,382	–
Total Net Assets	$172,863	$659,584	$270,553
Capital Stock (par value: $.01 per share):
Shares authorized	100,000	105,000	1,500,000
Net Asset Value Per Share:
Class 1: Net Assets	$172,863	$644,039	$269,709
Shares issued and outstanding	4,463	10,201	269,720
Net Asset Value per share	$38.73	$63.13	$1.00
Class 2: Net Assets	N/A	$15,545	$844
Shares issued and outstanding		247	844
Net Asset Value per share		$62.83	$1.00

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

	Principal Capital	Principal	Principal
	Appreciation	LifeTime 2010	LifeTime 2020
Amounts in thousands, except per share amounts	Account	Account	Account
Investment in securities--at cost	$17,591	$ –	$ –
Investment in affiliated Accounts--at cost	$–	$44,591	$201,400
Assets
Investment in securities--at value	$39,671	$ –	$ –
Investment in affiliated Accounts--at value	–	49,711	224,086
Receivables:
Dividends and interest	45	25	95
Fund shares sold	43	80	440
Investment securities sold	37	–	–
Total Assets	39,796	49,816	224,621
Liabilities
Accrued management and investment advisory fees	20	1	6
Accrued distribution fees	1	–	–
Accrued custodian fees	5	–	–
Accrued directors' expenses	1	1	2
Accrued professional fees	–	4	–
Accrued other expenses	3	–	4
Payables:
Fund shares redeemed	39	7	213
Investment securities purchased	43	–	–
Total Liabilities	112	13	225
Net Assets Applicable to Outstanding Shares	$39,684	$49,803	$224,396

Net Assets Consist of:
Capital shares and additional paid-in-capital	$8,702	$45,901	$189,974
Accumulated undistributed (overdistributed) net investment income (loss)	1,434	1,168	5,432
Accumulated undistributed (overdistributed) net realized gain (loss)	7,468	(2,386)	6,304
Net unrealized appreciation (depreciation) of investments	22,080	5,120	22,686
Total Net Assets	$39,684	$49,803	$224,396
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	100,000	100,000
Net Asset Value Per Share:
Class 1: Net Assets	$33,067	$49,803	$224,396
Shares issued and outstanding	1,264	3,868	15,658
Net Asset Value per share	$26.17	$12.88	$14.33
Class 2: Net Assets	$6,617	N/A	N/A
Shares issued and outstanding	255
Net Asset Value per share	$25.95

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

	Principal	Principal	Principal
	LifeTime 2030	LifeTime 2040	LifeTime 2050
Amounts in thousands, except per share amounts	Account	Account	Account
Investment in affiliated Accounts--at cost	$102,664	$36,100	$21,057
Assets
Investment in affiliated Accounts--at value	$117,338	$40,647	$23,913
Receivables:
Dividends and interest	40	13	8
Fund shares sold	104	50	23
Total Assets	117,482	40,710	23,944
Liabilities
Accrued management and investment advisory fees	3	1	1
Accrued directors' expenses	2	1	1
Accrued professional fees	3	4	4
Payables:
Fund shares redeemed	15	3	1
Total Liabilities	23	9	7
Net Assets Applicable to Outstanding Shares	$117,459	$40,701	$23,937

Net Assets Consist of:
Capital shares and additional paid-in-capital	$82,717	$32,625	$18,748
Accumulated undistributed (overdistributed) net investment income (loss)	2,596	844	495
Accumulated undistributed (overdistributed) net realized gain (loss)	17,472	2,685	1,838
Net unrealized appreciation (depreciation) of investments	14,674	4,547	2,856
Total Net Assets	$117,459	$40,701	$23,937
Capital Stock (par value: $.01 per share):
Shares authorized	100,000	100,000	100,000
Net Asset Value Per Share:
Class 1: Net Assets	$117,459	$40,701	$23,937
Shares issued and outstanding	7,933	2,584	1,516
Net Asset Value per share	$14.81	$15.75	$15.79

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2014 (unaudited)

		Principal
	Principal	LifeTime	Real Estate
	LifeTime 2060	Strategic Income	Securities
Amounts in thousands, except per share amounts	Account	Account	Account
Investment in securities--at cost	$–	$ –	$109,553
Investment in affiliated Accounts--at cost	$702	$27,556	$–
Assets
Investment in securities--at value	$–	$ –	$150,118
Investment in affiliated Accounts--at value	760	30,448	–
Receivables:
Dividends and interest	–	22	498
Fund shares sold	–	2	153
Investment securities sold	–	–	18
Total Assets	760	30,472	150,787
Liabilities
Accrued management and investment advisory fees	–	1	108
Accrued directors' expenses	2	1	2
Accrued professional fees	4	–	–
Accrued other expenses	–	4	4
Payables:
Fund shares redeemed	–	119	46
Investment securities purchased	–	–	135
Total Liabilities	6	125	295
Net Assets Applicable to Outstanding Shares	$754	$30,347	$150,492

Net Assets Consist of:
Capital shares and additional paid-in-capital	$693	$27,994	$104,918
Accumulated undistributed (overdistributed) net investment income (loss)	2	854	3,455
Accumulated undistributed (overdistributed) net realized gain (loss)	1	(1,393)	1,554
Net unrealized appreciation (depreciation) of investments	58	2,892	40,565
Total Net Assets	$754	$30,347	$150,492
Capital Stock (par value: $.01 per share):
Shares authorized	100,000	100,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$754	$30,347	$150,195
Shares issued and outstanding	62	2,569	7,457
Net Asset Value per share	$12.17	$11.81	$20.14
Class 2: Net Assets	N/A	N/A	$297
Shares issued and outstanding			15
Net Asset Value per share			$20.23

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

		SAM
	SAM	Conservative	SAM
	Balanced	Balanced	Conservative
Amounts in thousands, except per share amounts	Portfolio	Portfolio	Growth Portfolio
Investment in affiliated Accounts--at cost	$796,208	$193,336	$230,453
Assets
Investment in affiliated Accounts--at value	$993,901	$230,552	$291,936
Receivables:
Dividends and interest	322	98	63
Fund shares sold	98	201	121
Total Assets	994,321	230,851	292,120
Liabilities
Accrued management and investment advisory fees	184	43	54
Accrued distribution fees	21	3	21
Accrued directors' expenses	5	2	2
Accrued professional fees	–	3	–
Accrued other expenses	5	–	4
Payables:
Fund shares redeemed	1,109	7	10
Total Liabilities	1,324	58	91
Net Assets Applicable to Outstanding Shares	$992,997	$230,793	$292,029

Net Assets Consist of:
Capital shares and additional paid-in-capital	$632,335	$170,098	$194,762
Accumulated undistributed (overdistributed) net investment income (loss)	26,029	6,973	4,779
Accumulated undistributed (overdistributed) net realized gain (loss)	136,940	16,506	31,005
Net unrealized appreciation (depreciation) of investments	197,693	37,216	61,483
Total Net Assets	$992,997	$230,793	$292,029
Capital Stock (par value: $.01 per share):
Shares authorized	300,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$889,792	$214,323	$189,850
Shares issued and outstanding	45,537	15,235	8,706
Net Asset Value per share	$19.54	$14.07	$21.81
Class 2: Net Assets	$103,205	$16,470	$102,179
Shares issued and outstanding	5,326	1,182	4,733
Net Asset Value per share	$19.38	$13.94	$21.59

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

	SAM Flexible	SAM Strategic	Short-Term
Amounts in thousands, except per share amounts	Income Portfolio	Growth Portfolio	Income Account
Investment in securities--at cost	$–	$–	$248,687
Investment in affiliated Accounts--at cost	$201,984	$179,831	$–
Assets
Investment in securities--at value	$–	$–	$251,568
Investment in affiliated Accounts--at value	237,504	225,040	–
Receivables:
Dividends and interest	197	49	1,235
Expense reimbursement from Manager	–	–	2
Fund shares sold	48	92	2,236
Investment securities sold	–	–	1,032
Total Assets	237,749	225,181	256,073
Liabilities
Accrued management and investment advisory fees	44	41	102
Accrued distribution fees	4	19	–
Accrued directors' expenses	2	2	2
Accrued professional fees	4	4	–
Accrued other expenses	–	–	6
Cash overdraft	–	–	178
Payables:
Fund shares redeemed	20	1	285
Total Liabilities	74	67	573
Net Assets Applicable to Outstanding Shares	$237,675	$225,114	$255,500

Net Assets Consist of:
Capital shares and additional paid-in-capital	$183,921	$144,751	$263,904
Accumulated undistributed (overdistributed) net investment income (loss)	9,082	2,971	6,453
Accumulated undistributed (overdistributed) net realized gain (loss)	9,152	32,183	(17,738)
Net unrealized appreciation (depreciation) of investments	35,520	45,209	2,881
Total Net Assets	$237,675	$225,114	$255,500
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	200,000	400,000
Net Asset Value Per Share:
Class 1: Net Assets	$217,673	$131,660	$254,673
Shares issued and outstanding	15,082	5,263	97,081
Net Asset Value per share	$14.43	$25.02	$2.62
Class 2: Net Assets	$20,002	$93,454	$827
Shares issued and outstanding	1,397	3,768	317
Net Asset Value per share	$14.32	$24.80	$2.61

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

		SmallCap
	SmallCap	Growth	SmallCap
Amounts in thousands, except per share amounts	Blend Account	Account II	Value Account I
Investment in securities--at cost	$50,105	$54,959	$89,616
Assets
Investment in securities--at value	$67,763	$70,212 (a)	$114,466	(a)
Cash	6	6	21
Deposits with counterparty	51	200	351
Receivables:
Dividends and interest	51	13	175
Expense reimbursement from Manager	–	5	13
Fund shares sold	13	43	257
Investment securities sold	120	1,903	5,370
Variation margin on financial derivative instruments	8	16	28
Total Assets	68,012	72,398	120,681
Liabilities
Accrued management and investment advisory fees	46	52	100
Accrued distribution fees	–	1	–
Accrued directors' expenses	1	1	2
Accrued other expenses	6	12	23
Payables:
Fund shares redeemed	39	122	33
Investment securities purchased	50	1,974	5,647
Collateral obligation on securities loaned, at value	–	5,299	1,767
Total Liabilities	142	7,461	7,572
Net Assets Applicable to Outstanding Shares	$67,870	$64,937	$113,109

Net Assets Consist of:
Capital shares and additional paid-in-capital	$43,193	$58,863	$67,880
Accumulated undistributed (overdistributed) net investment income (loss)	285	(174)	1,117
Accumulated undistributed (overdistributed) net realized gain (loss)	6,723	(9,063)	19,144
Net unrealized appreciation (depreciation) of investments	17,669	15,311	24,968
Total Net Assets	$67,870	$64,937	$113,109
Capital Stock (par value: $.01 per share):
Shares authorized	100,000	300,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$67,870	$61,124	$112,974
Shares issued and outstanding	4,646	3,325	4,965
Net Asset Value per share	$14.61	$18.38	$22.75
Class 2: Net Assets	N/A	$3,813	$135
Shares issued and outstanding		211	6
Net Asset Value per share		$18.04	$22.62

(a)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2014 (unaudited)

		Bond & Mortgage	Bond Market
Amounts in thousands	Balanced Account	Securities Account	Index Account
Net Investment Income (Loss)
Income:
Dividends	$305	$29	$–
Withholding tax	(5)	–	(1)
Interest	289	5,021	12,945
Total Income	589	5,050	12,944
Expenses:
Management and investment advisory fees	152	699	1,706
Custodian fees	11	9	19
Directors' expenses	2	4	12
Professional fees	2	1	2
Other expenses	–	1	–
Total Expenses	167	714	1,739
Net Investment Income (Loss)	422	4,336	11,205

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	2,556	2,520	4,668
Futures contracts	2	–	–
Short sales	–	–	(25)
Swap agreements	–	(602)	–
Change in unrealized appreciation/depreciation of:
Investments	(185)	6,916	35,555
Futures contracts	(3)	–	–
Swap agreements	–	198	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	2,370	9,032	40,198
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,792	$13,368	$51,403

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2014 (unaudited)

		Diversified
	Diversified	Balanced Managed	Diversified
Amounts in thousands	Balanced Account	Volatility Account	Growth Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$–	$–	$–
Total Income	–	–	–
Expenses:
Management and investment advisory fees	222	5	588
Distribution Fees - Class 2	1,110	23	2,943
Directors' expenses	8	1	20
Professional fees	2	1	3
Other expenses	1	–	2
Total Gross Expenses	1,343	30	3,556
Less: Reimbursement from Manager - Class 2	–	2	–
Total Net Expenses	1,343	28	3,556
Net Investment Income (Loss)	(1,343)	(28)	(3,556)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Accounts	245	1	159
Change in unrealized appreciation/depreciation of:
Investments in affiliated Accounts	45,340	1,129	131,741
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	45,585	1,130	131,900
Net Increase (Decrease) in Net Assets Resulting from Operations	$44,242	$1,102	$128,344

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2014 (unaudited)

	Diversified		Diversified
	Growth Managed	Diversified	International
Amounts in thousands	Volatility Account	Income Account	Account
Net Investment Income (Loss)
Income:
Dividends	$–	$–	$9,096
Withholding tax	–	–	(1,031)
Total Income	–	–	8,065
Expenses:
Management and investment advisory fees	9	30	2,023
Distribution Fees - Class 2	45	151	1
Custodian fees	–	–	88
Directors' expenses	1	2	5
Professional fees	2	2	15
Other expenses	–	–	1
Total Gross Expenses	57	185	2,133
Less: Reimbursement from Manager - Class 2	1	–	–
Total Net Expenses	56	185	2,133
Net Investment Income (Loss)	(56)	(185)	5,932

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	–	–	22,669
Investment transactions in affiliated Accounts	–	32	–
Foreign currency transactions	–	–	(129)
Change in unrealized appreciation/depreciation of:
Investments (net of deferred foreign tax payable of $0, $0 and $44, respectively)	–	–	(4,228)
Investments in affiliated Accounts	2,513	5,787	–
Translation of assets and liabilities in foreign currencies	–	–	1
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	2,513	5,819	18,313
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,457	$5,634	$24,245

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2014 (unaudited)

		Government &
	Equity	High Quality
Amounts in thousands	Income Account	Bond Account	Income Account
Net Investment Income (Loss)
Income:
Dividends	$11,205	$–	$–
Withholding tax	(311)	–	–
Interest	1	5,712	6,432
Total Income	10,895	5,712	6,432
Expenses:
Management and investment advisory fees	1,544	907	692
Distribution Fees - Class 2	31	1	4
Custodian fees	5	4	2
Directors' expenses	6	4	3
Professional fees	2	2	2
Total Expenses	1,588	918	703
Net Investment Income (Loss)	9,307	4,794	5,729

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	16,597	888	1,198
Change in unrealized appreciation/depreciation of:
Investments	28,740	6,422	6,085
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	45,337	7,310	7,283
Net Increase (Decrease) in Net Assets Resulting from Operations	$54,644	$12,104	$13,012

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2014 (unaudited)

	International
	Emerging	LargeCap	LargeCap
Amounts in thousands	Markets Account	Blend Account II	Growth Account
Net Investment Income (Loss)
Income:
Dividends	$1,555	$1,445	$466
Withholding tax	(191)	(22)	(1)
Interest	–	1	–
Total Income	1,364	1,424	465
Expenses:
Management and investment advisory fees	682	582	343
Distribution Fees - Class 2	N/A	1	1
Custodian fees	71	11	2
Directors' expenses	2	3	2
Professional fees	20	2	1
Total Gross Expenses	775	599	349
Less: Reimbursement from Manager	–	14	–
Total Net Expenses	775	585	349
Net Investment Income (Loss)	589	839	116

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	(1,009)	10,520	4,526
Foreign currency transactions	(41)	–	–
Futures contracts	–	446	–
Short sales	–	5	–
Change in unrealized appreciation/depreciation of:
Investments	5,015	(2,712)	693
Futures contracts	–	(67)	–
Translation of assets and liabilities in foreign currencies	8	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	3,973	8,192	5,219
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,562	$9,031	$5,335

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2014 (unaudited)

			LargeCap S&P 500
	LargeCap	LargeCap S&P 500	Managed Volatility
Amounts in thousands	Growth Account I	Index Account	Index Account
Net Investment Income (Loss)
Income:
Dividends	$1,122	$15,522	$245
Withholding tax	(4)	(2)	(1)
Interest	1	3	–
Total Income	1,119	15,523	244
Expenses:
Management and investment advisory fees	956	1,959	63
Custodian fees	11	10	7
Directors' expenses	3	13	1
Professional fees	2	3	2
Other expenses	3	8	–
Total Gross Expenses	975	1,993	73
Less: Reimbursement from Manager	20	–	–
Less: Reimbursement from Manager - Class 1	–	–	5
Total Net Expenses	955	1,993	68
Net Investment Income (Loss)	164	13,530	176

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	25,660	7,975	(486)
Futures contracts	536	2,708	146
Options and swaptions	–	–	320
Change in unrealized appreciation/depreciation of:
Investments	(18,300)	88,247	2,165
Futures contracts	(235)	(776)	4
Options and swaptions	–	–	12
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	7,661	98,154	2,161
Net Increase (Decrease) in Net Assets Resulting from Operations	$7,825	$111,684	$2,337

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2014 (unaudited)

	LargeCap		Money
Amounts in thousands	Value Account	MidCap Account	Market Account
Net Investment Income (Loss)
Income:
Dividends	$1,655	$4,390	$–
Withholding tax	–	(44)	–
Interest	–	–	220
Total Income	1,655	4,346	220
Expenses:
Management and investment advisory fees	497	1,692	621
Distribution Fees - Class 2	N/A	19	1
Custodian fees	3	6	4
Directors' expenses	2	6	4
Professional fees	2	2	1
Other expenses	–	1	–
Total Gross Expenses	504	1,726	631
Less: Reimbursement from Manager - Class 1	–	–	408
Less: Reimbursement from Manager - Class 2	–	–	2
Less: Reimbursement from Distributor - Class 2	–	–	1
Total Net Expenses	504	1,726	220
Net Investment Income (Loss)	1,151	2,620	–

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	11,412	38,093	–
Foreign currency transactions	–	3	–
Futures contracts	60	–	–
Change in unrealized appreciation/depreciation of:
Investments	(918)	(1,070)	–
Futures contracts	7	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	10,561	37,026	–
Net Increase (Decrease) in Net Assets Resulting from Operations	$11,712	$39,646	$–

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2014 (unaudited)

	Principal Capital
	Appreciation	Principal LifeTime	Principal LifeTime
Amounts in thousands	Account	2010 Account	2020 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$–	$113	$325
Dividends	334	–	–
Withholding tax	(2)	–	–
Total Income	332	113	325
Expenses:
Management and investment advisory fees	119	7	33
Distribution Fees - Class 2	8	N/A	N/A
Custodian fees	4	–	–
Directors' expenses	1	2	3
Professional fees	2	1	2
Total Expenses	134	10	38
Net Investment Income (Loss)	198	103	287

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	1,395	–	–
Investment transactions in affiliated Accounts	–	239	1,939
Change in unrealized appreciation/depreciation of:
Investments	1,015	–	–
Investments in affiliated Accounts	–	1,975	9,075
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	2,410	2,214	11,014
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,608	$2,317	$11,301

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2014 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2030 Account	2040 Account	2050 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$153	$48	$30
Total Income	153	48	30
Expenses:
Management and investment advisory fees	17	6	3
Directors' expenses	2	1	1
Professional fees	1	2	2
Total Expenses	20	9	6
Net Investment Income (Loss)	133	39	24

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Accounts	187	20	10
Change in unrealized appreciation/depreciation of:
Investments in affiliated Accounts	5,627	2,015	1,213
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	5,814	2,035	1,223
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,947	$2,074	$1,247

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2014 (unaudited)

		Principal
	Principal LifeTime	LifeTime Strategic	Real Estate
Amounts in thousands	2060 Account	Income Account	Securities Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$1	$96	$–
Dividends	–	–	1,369
Total Income	1	96	1,369
Expenses:
Management and investment advisory fees	–	5	612
Custodian fees	–	–	1
Directors' expenses	–	1	2
Professional fees	1	1	2
Total Gross Expenses	1	7	617
Less: Reimbursement from Manager - Class 1	1	–	–
Total Net Expenses	–	7	617
Net Investment Income (Loss)	1	89	752

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	–	–	3,426
Investment transactions in affiliated Accounts	–	196	–
Change in unrealized appreciation/depreciation of:
Investments	–	–	18,355
Investments in affiliated Accounts	57	1,082	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	57	1,278	21,781
Net Increase (Decrease) in Net Assets Resulting from Operations	$58	$1,367	$22,533

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2014 (unaudited)

	SAM Balanced	SAM Conservative	SAM Conservative
Amounts in thousands	Portfolio	Balanced Portfolio	Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$1,508	$523	$182
Total Income	1,508	523	182
Expenses:
Management and investment advisory fees	1,115	256	316
Distribution Fees - Class 2	126	20	123
Directors' expenses	9	3	3
Professional fees	2	1	1
Other expenses	1	–	–
Total Expenses	1,253	280	443
Net Investment Income (Loss)	255	243	(261)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	7	–	–
Investment transactions in affiliated Accounts	10,940	1,192	675
Change in unrealized appreciation/depreciation of:
Investments in affiliated Accounts	41,504	9,788	15,722
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	52,451	10,980	16,397
Net Increase (Decrease) in Net Assets Resulting from Operations	$52,706	$11,223	$16,136

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2014 (unaudited)

	SAM Flexible	SAM Strategic	Short-Term
Amounts in thousands	Income Portfolio	Growth Portfolio	Income Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$957	$87	$–
Interest	–	–	2,800
Total Income	957	87	2,800
Expenses:
Management and investment advisory fees	262	239	618
Distribution Fees - Class 2	24	110	1
Custodian fees	–	–	3
Directors' expenses	3	3	3
Professional fees	2	1	2
Total Gross Expenses	291	353	627
Less: Reimbursement from Manager - Class 1	–	–	13
Total Net Expenses	291	353	614
Net Investment Income (Loss)	666	(266)	2,186

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	–	–	606
Investment transactions in affiliated Accounts	911	374	–
Change in unrealized appreciation/depreciation of:
Investments	–	–	205
Investments in affiliated Accounts	10,381	12,983	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	11,292	13,357	811
Net Increase (Decrease) in Net Assets Resulting from Operations	$11,958	$13,091	$2,997

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2014 (unaudited)

	SmallCap	SmallCap	SmallCap
Amounts in thousands	Blend Account	Growth Account II	Value Account I
Net Investment Income (Loss)
Income:
Dividends	$325	$94	$711
Withholding tax	–	–	(1)
Interest	–	1	1
Securities lending - net	–	50	16
Total Income	325	145	727
Expenses:
Management and investment advisory fees	272	332	611
Distribution Fees - Class 2	N/A	5	–
Custodian fees	3	11	21
Directors' expenses	2	2	2
Professional fees	2	2	2
Total Gross Expenses	279	352	636
Less: Reimbursement from Manager	–	33	11
Less: Reimbursement from Manager - Class 1	–	–	72
Total Net Expenses	279	319	553
Net Investment Income (Loss)	46	(174)	174

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	4,783	5,041	8,918
Futures contracts	145	156	378
Change in unrealized appreciation/depreciation of:
Investments	(1,133)	(4,722)	(4,124)
Futures contracts	(35)	(67)	(286)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	3,760	408	4,886
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,806	$234	$5,060

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			Bond & Mortgage
Amounts in thousands	Balanced Account		Securities Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2014	31, 2013	30, 2014	31, 2013
Operations
Net investment income (loss)	$422	$832	$4,336	$9,231
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions,
short sales, and swap agreements	2,558	6,159	1,918	(620)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies .	(188)	1,974	7,114	(11,990)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,792	8,965	13,368	(3,379)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(897)	–	(11,127)
Total Dividends and Distributions	–	(897)	–	(11,127)

Capital Share Transactions
Shares sold:
Class 1	1,095	2,181	15,962	46,460
Shares issued in reinvestment of dividends and distributions:
Class 1	–	897	–	11,127
Shares redeemed:
Class 1	(3,791)	(8,664)	(26,459)	(68,955)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,696)	(5,586)	(10,497)	(11,368)
Total Increase (Decrease)	96	2,482	2,871	(25,874)

Net Assets
Beginning of period	51,633	49,151	316,177	342,051
End of period (including undistributed net investment income as set forth below)	$51,729	$51,633	$319,048	$316,177
Undistributed (Overdistributed) Net Investment Income (Loss)	$1,287	$865	$13,870	$9,534

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	60	130	1,384	3,994
Shares issued in reinvestment of dividends and distributions:
Class 1	–	54	–	1,006
Shares redeemed:
Class 1	(207)	(519)	(2,301)	(6,001)
Net Increase (Decrease)	(147)	(335)	(917)	(1,001)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	Bond Market Index Account		Diversified Balanced Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2014	31, 2013	30, 2014	31, 2013
Operations
Net investment income (loss)	$11,205	$12,476	$(1,343)	$8,441
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions,
short sales, and swap agreements	4,643	(7,527)	245	10,100
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies .	35,555	(29,250)	45,340	69,155
Net Increase (Decrease) in Net Assets Resulting from Operations	51,403	(24,301)	44,242	87,696

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(7,269)	N/A	N/A
Class 2	N/A	N/A	–	(2,374)
From net realized gain on investments:
Class 2	N/A	N/A	–	(9,063)
Total Dividends and Distributions	–	(7,269)	–	(11,437)

Capital Share Transactions
Shares sold:
Class 1	250,345	563,189	N/A	N/A
Class 2	N/A	N/A	63,044	205,967
Shares issued in reinvestment of dividends and distributions:
Class 1	–	7,269	N/A	N/A
Class 2	N/A	N/A	–	11,437
Shares redeemed:
Class 1	(36,855)	(27,805)	N/A	N/A
Class 2	N/A	N/A	(11,285)	(18,613)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	213,490	542,653	51,759	198,791
Total Increase (Decrease)	264,893	511,083	96,001	275,050

Net Assets
Beginning of period	1,264,213	753,130	856,784	581,734
End of period (including undistributed net investment income as set forth below)	$1,529,106	$1,264,213	$952,785	$856,784
Undistributed (Overdistributed) Net Investment Income (Loss)	$27,621	$16,416	$7,085	$8,428

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	24,765	56,232	N/A	N/A
Class 2	N/A	N/A	4,536	15,862
Shares issued in reinvestment of dividends and distributions:
Class 1	–	742	N/A	N/A
Class 2	N/A	N/A	–	888
Shares redeemed:
Class 1	(3,674)	(2,794)	N/A	N/A
Class 2	N/A	N/A	(814)	(1,419)
Net Increase (Decrease)	21,091	54,180	3,722	15,331

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Diversified Balanced
Amounts in thousands	Managed Volatility Account			Diversified Growth Account
	Period
	Ended	Period Ended		Period	Year Ended
	June 30,	December 31,		Ended June	December
	2014	2013	(a)	30, 2014	31, 2013
Operations
Net investment income (loss)	$(28)	$2		$(3,556)	$24,868
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions,
short sales,and swap agreements	1	5		159	32,884
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies .	1,129	–		131,741	216,754
Net Increase (Decrease) in Net Assets Resulting from Operations	1,102	7		128,344	274,506

Dividends and Distributions to Shareholders
From net investment income:
Class 2	–	–		–	(7,461)
From net realized gain on investments:
Class 2	–	–		–	(15,426)
Total Dividends and Distributions	–	–		–	(22,887)

Capital Share Transactions
Shares sold:
Class 2	36,517	880		279,726	718,107
Shares issued in reinvestment of dividends and distributions:
Class 2	–	–		–	22,887
Shares redeemed:
Class 2	(538)	–		(6,224)	(7,927)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	35,979	880		273,502	733,067
Total Increase (Decrease)	37,081	887		401,846	984,686

Net Assets
Beginning of period	887	–		2,202,857	1,218,171
End of period (including undistributed net investment income as set forth below)	$37,968	$887		$2,604,703	$2,202,857
Undistributed (Overdistributed) Net Investment Income (Loss)	$(26)	$2		$21,275	$24,831

Increase (Decrease) in Capital Shares
Shares sold:
Class 2	3,536	87		18,907	52,531
Shares issued in reinvestment of dividends and distributions:
Class 2	–	–		–	1,688
Shares redeemed:
Class 2	(52)	–		(421)	(558)
Net Increase (Decrease)	3,484	87		18,486	53,661

(a)	Period from October 31, 2013, date operations commenced, through December 31, 2013.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Diversified Growth
Amounts in thousands	Managed Volatility Account		Diversified Income Account
	Period	Period Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December
	30, 2014	2013 (a)	30, 2014	31, 2013
Operations
Net investment income (loss)	$(56)	$15	$(185)	$784
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions,
short sales, and swap agreements	–	25	32	800
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies .	2,513	7	5,787	4,585
Net Increase (Decrease) in Net Assets Resulting from Operations	2,457	47	5,634	6,169

Dividends and Distributions to Shareholders
From net investment income:
Class 2	–	–	–	(92)
From net realized gain on investments:
Class 2	–	–	–	(47)
Total Dividends and Distributions	–	–	–	(139)

Capital Share Transactions
Shares sold:
Class 2	70,408	4,172	29,936	68,215
Shares issued in reinvestment of dividends and distributions:
Class 2	–	–	–	139
Shares redeemed:
Class 2	(528)	(231)	(10,667)	(17,134)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	69,880	3,941	19,269	51,220
Total Increase (Decrease)	72,337	3,988	24,903	57,250

Net Assets
Beginning of period	3,988	–	112,037	54,787
End of period (including undistributed net investment income as set forth below)	$76,325	$3,988	$136,940	$112,037
Undistributed (Overdistributed) Net Investment Income (Loss)	$(41)	$15	$599	$784

Increase (Decrease) in Capital Shares
Shares sold:
Class 2	6,767	411	2,584	6,208
Shares issued in reinvestment of dividends and distributions:
Class 2	–	–	–	13
Shares redeemed:
Class 2	(50)	(23)	(925)	(1,570)
Net Increase (Decrease)	6,717	388	1,659	4,651

(a)	Period from October 31, 2013, date operations commenced, through December 31, 2013.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Diversified
Amounts in thousands	International Account		Equity Income Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2014	31, 2013	30, 2014	31, 2013
Operations
Net investment income (loss)	$5,932	$8,591	$9,307	$17,984
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions,
short sales, and swap agreements	22,540	32,601	16,597	36,820
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies .	(4,227)	40,805	28,740	98,593
Net Increase (Decrease) in Net Assets Resulting from Operations	24,245	81,997	54,644	153,397

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(12,278)	–	(19,090)
Class 2	–	(32)	–	(679)
Total Dividends and Distributions	–	(12,310)	–	(19,769)

Capital Share Transactions
Shares sold:
Class 1	9,146	26,783	12,092	30,440
Class 2	41	89	342	644
Shares issued in reinvestment of dividends and distributions:
Class 1	–	12,278	–	19,090
Class 2	–	32	–	679
Shares redeemed:
Class 1	(30,591)	(72,185)	(49,095)	(125,627)
Class 2	(186)	(526)	(1,640)	(4,445)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(21,590)	(33,529)	(38,301)	(79,219)
Total Increase (Decrease)	2,655	36,158	16,343	54,409

Net Assets
Beginning of period	502,552	466,394	655,352	600,943
End of period (including undistributed net investment income as set forth below)	$505,207	$502,552	$671,695	$655,352
Undistributed (Overdistributed) Net Investment Income (Loss)	$13,626	$7,694	$29,333	$20,026

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	615	1,963	562	1,576
Class 2	3	7	16	33
Shares issued in reinvestment of dividends and distributions:
Class 1	–	914	–	1,005
Class 2	–	2	–	36
Shares redeemed:
Class 1	(2,048)	(5,232)	(2,277)	(6,514)
Class 2	(12)	(39)	(76)	(230)
Net Increase (Decrease)	(1,442)	(2,385)	(1,775)	(4,094)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Government & High
Amounts in thousands	Quality Bond Account		Income Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2014	31, 2013	30, 2014	31, 2013
Operations
Net investment income (loss)	$4,794	$10,474	$5,729	$11,991
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions,
short sales, and swap agreements	888	4,979	1,198	1,050
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies .	6,422	(19,992)	6,085	(12,075)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,104	(4,539)	13,012	966

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(15,618)	–	(14,042)
Class 2	–	(39)	–	(170)
Total Dividends and Distributions	–	(15,657)	–	(14,212)

Capital Share Transactions
Shares sold:
Class 1	6,999	33,232	6,027	15,587
Class 2	3	9	7	93
Shares issued in reinvestment of dividends and distributions:
Class 1	–	15,618	–	14,042
Class 2	–	39	–	170
Shares redeemed:
Class 1	(55,792)	(81,530)	(4,502)	(39,976)
Class 2	(93)	(205)	(391)	(581)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(48,883)	(32,837)	1,141	(10,665)
Total Increase (Decrease)	(36,779)	(53,033)	14,153	(23,911)

Net Assets
Beginning of period	380,282	433,315	272,720	296,631
End of period (including undistributed net investment income as set forth below)	$343,503	$380,282	$286,873	$272,720
Undistributed (Overdistributed) Net Investment Income (Loss)	$17,393	$12,599	$16,719	$10,990

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	667	3,126	550	1,429
Class 2	–	1	1	8
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,527	–	1,341
Class 2	–	4	–	17
Shares redeemed:
Class 1	(5,301)	(7,666)	(416)	(3,638)
Class 2	(9)	(20)	(36)	(53)
Net Increase (Decrease)	(4,643)	(3,028)	99	(896)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	International
Amounts in thousands	Emerging Markets Account		LargeCap Blend Account II
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2014	31, 2013	30, 2014	31, 2013
Operations
Net investment income (loss)	$589	$1,563	$839	$1,897
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions,
short sales, and swap agreements	(1,050)	1,742	10,971	23,884
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies .	5,023	(11,999)	(2,779)	18,383
Net Increase (Decrease) in Net Assets Resulting from Operations	4,562	(8,694)	9,031	44,164

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(2,273)	–	(2,266)
Class 2	N/A	N/A	–	(11)
Total Dividends and Distributions	–	(2,273)	–	(2,277)

Capital Share Transactions
Shares sold:
Class 1	6,417	17,263	1,144	2,565
Class 2	N/A	N/A	41	60
Shares issued in reinvestment of dividends and distributions:
Class 1	–	2,273	–	2,266
Class 2	N/A	N/A	–	11
Shares redeemed:
Class 1	(8,276)	(47,809)	(17,746)	(38,870)
Class 2	N/A	N/A	(49)	(162)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,859)	(28,273)	(16,610)	(34,130)
Total Increase (Decrease)	2,703	(39,240)	(7,579)	7,757

Net Assets
Beginning of period	113,305	152,545	162,815	155,058
End of period (including undistributed net investment income as set forth below)	$116,008	$113,305	$155,236	$162,815
Undistributed (Overdistributed) Net Investment Income (Loss)	$1,589	$1,000	$2,736	$1,897

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	414	1,066	113	290
Class 2	N/A	N/A	4	7
Shares issued in reinvestment of dividends and distributions:
Class 1	–	151	–	252
Class 2	N/A	N/A	–	1
Shares redeemed:
Class 1	(531)	(3,007)	(1,737)	(4,312)
Class 2	N/A	N/A	(5)	(18)
Net Increase (Decrease)	(117)	(1,790)	(1,625)	(3,780)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	LargeCap Growth Account		LargeCap Growth Account I
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2014	31, 2013	30, 2014	31, 2013
Operations
Net investment income (loss)	$116	$634	$164	$318
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions,
short sales, and swap agreements	4,526	70,875	26,196	43,794
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies .	693	(20,549)	(18,535)	33,144
Net Increase (Decrease) in Net Assets Resulting from Operations	5,335	50,960	7,825	77,256

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(1,397)	–	(1,036)
Class 2	–	(8)	N/A	N/A
From net realized gain on investments:
Class 1	–	–	–	(8,149)
Total Dividends and Distributions	–	(1,405)	–	(9,185)

Capital Share Transactions
Shares sold:
Class 1	25,634	21,547	9,972	18,157
Class 2	27	63	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,397	–	9,185
Class 2	–	8	N/A	N/A
Shares redeemed:
Class 1	(8,816)	(182,529)	(42,633)	(75,964)
Class 2	(48)	(144)	N/A	N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions	16,797	(159,658)	(32,661)	(48,622)
Total Increase (Decrease)	22,132	(110,103)	(24,836)	19,449

Net Assets
Beginning of period	100,852	210,955	260,034	240,585
End of period (including undistributed net investment income as set forth below)	$122,984	$100,852	$235,198	$260,034
Undistributed (Overdistributed) Net Investment Income (Loss)	$815	$699	$477	$313

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,122	1,141	306	642
Class 2	1	3	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	72	–	327
Shares redeemed:
Class 1	(392)	(9,180)	(1,298)	(2,700)
Class 2	(2)	(7)	N/A	N/A
Net Increase (Decrease)	729	(7,971)	(992)	(1,731)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	LargeCap S&P		LargeCap S&P 500 Managed
Amounts in thousands	500 Index Account		Volatility Index Account
			Period
	Period	Year Ended	Ended	Period Ended
	Ended June	December	June 30,	December 31,
	30, 2014	31, 2013	2014	2013 (a)
Operations
Net investment income (loss)	$13,530	$21,718	$176	$16
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions,
short sales, and swap agreements	10,683	32,101	(20)	(5)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies .	87,471	273,718	2,181	265
Net Increase (Decrease) in Net Assets Resulting from Operations	111,684	327,537	2,337	276

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(15,376)	–	(16)
From net realized gain on investments:
Class 1	–	(9,815)	–	–
Total Dividends and Distributions	–	(25,191)	–	(16)

Capital Share Transactions
Shares sold:
Class 1	179,356	432,809	44,381	7,186
Shares issued in reinvestment of dividends and distributions:
Class 1	–	25,191	–	4
Shares redeemed:
Class 1	(73,364)	(186,587)	(1,020)	(111)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	105,992	271,413	43,361	7,079
Total Increase (Decrease)	217,676	573,759	45,698	7,339

Net Assets
Beginning of period	1,490,352	916,593	7,339	–
End of period (including undistributed net investment income as set forth below)	$1,708,028	$1,490,352	$53,037	$7,339
Undistributed (Overdistributed) Net Investment Income (Loss)	$35,202	$21,672	$176	$–

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	13,298	36,166	4,204	712
Shares issued in reinvestment of dividends and distributions:
Class 1	–	2,108	–	1
Shares redeemed:
Class 1	(5,341)	(15,464)	(95)	(11)
Net Increase (Decrease)	7,957	22,810	4,109	702

(a)	Period from October 31, 2013, date operations commenced, through December 31, 2013.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	LargeCap Value Account		MidCap Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2014	31, 2013	30, 2014	31, 2013
Operations
Net investment income (loss)	$1,151	$3,492	$2,620	$3,275
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions,
short sales, and swap agreements	11,472	59,960	38,096	59,998
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies .	(911)	(4,762)	(1,070)	120,055
Net Increase (Decrease) in Net Assets Resulting from Operations	11,712	58,690	39,646	183,328

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(4,450)	–	(8,897)
Class 2	N/A	N/A	–	(170)
From net realized gain on investments:
Class 1	–	–	–	(28,373)
Class 2	N/A	N/A	–	(637)
Total Dividends and Distributions	–	(4,450)	–	(38,077)

Capital Share Transactions
Shares sold:
Class 1	4,913	28,616	9,154	27,346
Class 2	N/A	N/A	197	443
Shares issued in reinvestment of dividends and distributions:
Class 1	–	4,450	–	37,270
Class 2	N/A	N/A	–	807
Shares redeemed:
Class 1	(11,464)	(141,961)	(53,737)	(117,693)
Class 2	N/A	N/A	(674)	(1,447)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(6,551)	(108,895)	(45,060)	(53,274)
Total Increase (Decrease)	5,161	(54,655)	(5,414)	91,977

Net Assets
Beginning of period	167,702	222,357	664,998	573,021
End of period (including undistributed net investment income as set forth below)	$172,863	$167,702	$659,584	$664,998
Undistributed (Overdistributed) Net Investment Income (Loss)	$4,677	$3,526	$4,942	$2,322

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	133	891	153	511
Class 2	N/A	N/A	3	8
Shares issued in reinvestment of dividends and distributions:
Class 1	–	137	–	706
Class 2	N/A	N/A	–	15
Shares redeemed:
Class 1	(312)	(4,235)	(898)	(2,152)
Class 2	N/A	N/A	(11)	(27)
Net Increase (Decrease)	(179)	(3,207)	(753)	(939)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			Principal Capital
Amounts in thousands	Money Market Account		Appreciation Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2014	31, 2013	30, 2014	31, 2013
Operations
Net investment income (loss)	$–	$–	$198	$1,218
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions,
short sales, and swap agreements	–	–	1,395	60,378
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies .	–	–	1,015	(29,281)
Net Increase (Decrease) in Net Assets Resulting from Operations	–	–	2,608	32,315

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	–	–	(1,955)
Class 2	–	–	–	(375)
From net realized gain on investments:
Class 1	–	–	–	(4,605)
Class 2	–	–	–	(913)
Total Dividends and Distributions	–	–	–	(7,848)

Capital Share Transactions
Shares sold:
Class 1	72,473	169,496	1,060	3,205
Class 2	–	1,152	115	369
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	–	6,560
Class 2	–	–	–	1,288
Shares redeemed:
Class 1	(85,872)	(190,291)	(2,249)	(147,225)
Class 2	(115)	(1,446)	(289)	(856)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(13,514)	(21,089)	(1,363)	(136,659)
Total Increase (Decrease)	(13,514)	(21,089)	1,245	(112,192)

Net Assets
Beginning of period	284,067	305,156	38,439	150,631
End of period (including undistributed net investment income as set forth below)	$270,553	$284,067	$39,684	$38,439
Undistributed (Overdistributed) Net Investment Income (Loss)	$–	$–	$1,434	$1,236

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	72,474	169,496	43	127
Class 2	–	1,152	5	15
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	–	304
Class 2	–	–	–	60
Shares redeemed:
Class 1	(85,872)	(190,291)	(91)	(5,240)
Class 2	(115)	(1,446)	(12)	(35)
Net Increase (Decrease)	(13,513)	(21,089)	(55)	(4,769)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal		Principal
Amounts in thousands	LifeTime 2010 Account		LifeTime 2020 Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2014	31, 2013	30, 2014	31, 2013
Operations
Net investment income (loss)	$103	$1,072	$287	$5,168
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions,
short sales, and swap agreements	239	3,046	1,939	24,506
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies .	1,975	735	9,075	2,837
Net Increase (Decrease) in Net Assets Resulting from Operations	2,317	4,853	11,301	32,511

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(1,130)	–	(4,655)
Total Dividends and Distributions	–	(1,130)	–	(4,655)

Capital Share Transactions
Shares sold:
Class 1	3,986	7,379	12,065	19,395
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,130	–	4,655
Shares redeemed:
Class 1	(5,275)	(10,818)	(26,955)	(32,276)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,289)	(2,309)	(14,890)	(8,226)
Total Increase (Decrease)	1,028	1,414	(3,589)	19,630

Net Assets
Beginning of period	48,775	47,361	227,985	208,355
End of period (including undistributed net investment income as set forth below)	$49,803	$48,775	$224,396	$227,985
Undistributed (Overdistributed) Net Investment Income (Loss)	$1,168	$1,065	$5,432	$5,145

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	319	621	875	1,516
Shares issued in reinvestment of dividends and distributions:
Class 1	–	97	–	369
Shares redeemed:
Class 1	(421)	(916)	(1,961)	(2,507)
Net Increase (Decrease)	(102)	(198)	(1,086)	(622)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal		Principal
Amounts in thousands	LifeTime 2030 Account		LifeTime 2040 Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2014	31, 2013	30, 2014	31, 2013
Operations
Net investment income (loss)	$133	$2,473	$39	$807
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions,
short sales, and swap agreements	187	17,453	20	4,675
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies .	5,627	(2,245)	2,015	861
Net Increase (Decrease) in Net Assets Resulting from Operations	5,947	17,681	2,074	6,343

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(1,935)	–	(490)
From net realized gain on investments:
Class 1	–	(503)	–	–
Total Dividends and Distributions	–	(2,438)	–	(490)

Capital Share Transactions
Shares sold:
Class 1	9,463	11,869	5,079	10,496
Shares issued in reinvestment of dividends and distributions:
Class 1	–	2,438	–	490
Shares redeemed:
Class 1	(6,745)	(13,428)	(3,386)	(5,552)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	2,718	879	1,693	5,434
Total Increase (Decrease)	8,665	16,122	3,767	11,287

Net Assets
Beginning of period	108,794	92,672	36,934	25,647
End of period (including undistributed net investment income as set forth below)	$117,459	$108,794	$40,701	$36,934
Undistributed (Overdistributed) Net Investment Income (Loss)	$2,596	$2,463	$844	$805

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	665	909	336	769
Shares issued in reinvestment of dividends and distributions:
Class 1	–	189	–	36
Shares redeemed:
Class 1	(473)	(1,017)	(224)	(403)
Net Increase (Decrease)	192	81	112	402

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal		Principal
Amounts in thousands	LifeTime 2050 Account		LifeTime 2060 Account
	Period	Year Ended	Period	Period Ended
	Ended June	December	Ended June	December 31,
	30, 2014	31, 2013	30, 2014	2013 (a)
Operations
Net investment income (loss)	$24	$473	$1	$1
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions,
short sales, and swap agreements	10	2,997	–	1
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies .	1,213	579	57	1
Net Increase (Decrease) in Net Assets Resulting from Operations	1,247	4,049	58	3

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(296)	–	–
Total Dividends and Distributions	–	(296)	–	–

Capital Share Transactions
Shares sold:
Class 1	2,511	4,348	691	26
Shares issued in reinvestment of dividends and distributions:
Class 1	–	296	–	–
Shares redeemed:
Class 1	(1,823)	(2,747)	(23)	(1)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	688	1,897	668	25
Total Increase (Decrease)	1,935	5,650	726	28

Net Assets
Beginning of period	22,002	16,352	28	–
End of period (including undistributed net investment income as set forth below)	$23,937	$22,002	$754	$28
Undistributed (Overdistributed) Net Investment Income (Loss)	$495	$471	$2	$1

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	166	317	62	2
Shares issued in reinvestment of dividends and distributions:
Class 1	–	22	–	–
Shares redeemed:
Class 1	(121)	(200)	(2)	–
Net Increase (Decrease)	45	139	60	2

(a)	Period from May 1, 2013, date operations commenced, through December 31, 2013.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal LifeTime
Amounts in thousands	Strategic Income Account		Real Estate Securities Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2014	31, 2013	30, 2014	31, 2013
Operations
Net investment income (loss)	$89	$770	$752	$2,725
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions,
short sales, and swap agreements	196	951	3,426	8,889
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies .	1,082	(131)	18,355	(6,050)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,367	1,590	22,533	5,564

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(886)	–	(1,785)
Class 2	N/A	N/A	–	(3)
Total Dividends and Distributions	–	(886)	–	(1,788)

Capital Share Transactions
Shares sold:
Class 1	2,023	5,854	11,483	18,585
Class 2	N/A	N/A	–	29
Shares issued in reinvestment of dividends and distributions:
Class 1	–	886	–	1,785
Class 2	N/A	N/A	–	3
Shares redeemed:
Class 1	(4,207)	(9,036)	(12,376)	(28,607)
Class 2	N/A	N/A	(20)	(25)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,184)	(2,296)	(913)	(8,230)
Total Increase (Decrease)	(817)	(1,592)	21,620	(4,454)

Net Assets
Beginning of period	31,164	32,756	128,872	133,326
End of period (including undistributed net investment income as set forth below)	$30,347	$31,164	$150,492	$128,872
Undistributed (Overdistributed) Net Investment Income (Loss)	$854	$765	$3,455	$2,703

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	176	519	600	1,050
Class 2	N/A	N/A	–	2
Shares issued in reinvestment of dividends and distributions:
Class 1	–	82	–	106
Shares redeemed:
Class 1	(367)	(809)	(671)	(1,629)
Class 2	N/A	N/A	(1)	(1)
Net Increase (Decrease)	(191)	(208)	(72)	(472)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			SAM Conservative
Amounts in thousands	SAM Balanced Portfolio		Balanced Portfolio
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2014	31, 2013	30, 2014	31, 2013
Operations
Net investment income (loss)	$255	$25,891	$243	$6,763
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions,
short sales, and swap agreements	10,947	142,717	1,192	20,295
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies .	41,504	(10,811)	9,788	(3,236)
Net Increase (Decrease) in Net Assets Resulting from Operations	52,706	157,797	11,223	23,822

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(21,320)	–	(5,822)
Class 2	–	(2,123)	–	(402)
From net realized gain on investments:
Class 1	–	(10,522)	–	(2,097)
Class 2	–	(1,166)	–	(159)
Total Dividends and Distributions	–	(35,131)	–	(8,480)

Capital Share Transactions
Shares sold:
Class 1	11,343	32,046	10,322	29,918
Class 2	2,167	5,755	436	1,588
Shares issued in acquisition:
Class 1	N/A	57,716	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	31,842	–	7,919
Class 2	–	3,289	–	561
Shares redeemed:
Class 1	(82,802)	(130,269)	(18,693)	(30,117)
Class 2	(6,956)	(14,094)	(882)	(3,045)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(76,248)	(13,715)	(8,817)	6,824
Total Increase (Decrease)	(23,542)	108,951	2,406	22,166

Net Assets
Beginning of period	1,016,539	907,588	228,387	206,221
End of period (including undistributed net investment income as set forth below)	$992,997	$1,016,539	$230,793	$228,387
Undistributed (Overdistributed) Net Investment Income (Loss)	$26,029	$25,774	$6,973	$6,730

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	605	1,831	760	2,299
Class 2	116	330	33	123
Shares issued in acquisition:
Class 1	N/A	3,298	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,857	–	626
Class 2	–	193	–	45
Shares redeemed:
Class 1	(4,394)	(7,407)	(1,374)	(2,310)
Class 2	(374)	(810)	(66)	(237)
Net Increase (Decrease)	(4,047)	(708)	(647)	546

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	SAM Conservative		SAM Flexible Income
Amounts in thousands	Growth Portfolio		Portfolio
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2014	31, 2013	30, 2014	31, 2013
Operations
Net investment income (loss)	$(261)	$5,062	$666	$8,458
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions,
short sales, and swap agreements	675	42,945	911	13,916
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies .	15,722	4,251	10,381	(4,905)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,136	52,258	11,958	17,469

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(2,868)	–	(7,477)
Class 2	–	(1,442)	–	(646)
From net realized gain on investments:
Class 1	–	–	–	(2,823)
Class 2	–	–	–	(262)
Total Dividends and Distributions	–	(4,310)	–	(11,208)

Capital Share Transactions
Shares sold:
Class 1	10,209	22,524	9,332	29,750
Class 2	3,062	7,193	379	1,162
Shares issued in reinvestment of dividends and distributions:
Class 1	–	2,868	–	10,300
Class 2	–	1,442	–	908
Shares redeemed:
Class 1	(10,790)	(19,592)	(17,209)	(46,857)
Class 2	(5,451)	(11,373)	(821)	(2,783)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,970)	3,062	(8,319)	(7,520)
Total Increase (Decrease)	13,166	51,010	3,639	(1,259)

Net Assets
Beginning of period	278,863	227,853	234,036	235,295
End of period (including undistributed net investment income as set forth below)	$292,029	$278,863	$237,675	$234,036
Undistributed (Overdistributed) Net Investment Income (Loss)	$4,779	$5,040	$9,082	$8,416

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	490	1,187	667	2,175
Class 2	148	389	27	86
Shares issued in reinvestment of dividends and distributions:
Class 1	–	153	–	785
Class 2	–	78	–	70
Shares redeemed:
Class 1	(515)	(1,034)	(1,230)	(3,435)
Class 2	(264)	(608)	(59)	(207)
Net Increase (Decrease)	(141)	165	(595)	(526)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	SAM Strategic
Amounts in thousands	Growth Portfolio		Short-Term Income Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2014	31, 2013	30, 2014	31, 2013
Operations
Net investment income (loss)	$(266)	$3,249	$2,186	$4,300
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions,
short sales, and swap agreements	374	38,449	606	1,840
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies .	12,983	2,822	205	(3,007)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,091	44,520	2,997	3,133

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(1,459)	–	(4,939)
Class 2	–	(910)	–	(20)
Total Dividends and Distributions	–	(2,369)	–	(4,959)

Capital Share Transactions
Shares sold:
Class 1	10,051	18,055	18,506	47,868
Class 2	3,558	5,492	2	8
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,459	–	4,939
Class 2	–	910	–	20
Shares redeemed:
Class 1	(7,159)	(12,818)	(23,382)	(56,859)
Class 2	(3,165)	(8,856)	(22)	(447)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	3,285	4,242	(4,896)	(4,471)
Total Increase (Decrease)	16,376	46,393	(1,899)	(6,297)

Net Assets
Beginning of period	208,738	162,345	257,399	263,696
End of period (including undistributed net investment income as set forth below)	$225,114	$208,738	$255,500	$257,399
Undistributed (Overdistributed) Net Investment Income (Loss)	$2,971	$3,237	$6,453	$4,267

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	423	854	7,088	18,356
Class 2	151	262	1	3
Shares issued in reinvestment of dividends and distributions:
Class 1	–	69	–	1,922
Class 2	–	43	–	7
Shares redeemed:
Class 1	(300)	(603)	(8,964)	(21,829)
Class 2	(134)	(423)	(8)	(174)
Net Increase (Decrease)	140	202	(1,883)	(1,715)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	SmallCap Blend Account		SmallCap Growth Account II
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2014	31, 2013	30, 2014	31, 2013
Operations
Net investment income (loss)	$46	$210	$(174)	$(405)
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions,
short sales, and swap agreements	4,928	8,112	5,197	11,128
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies .	(1,168)	13,538	(4,789)	12,488
Net Increase (Decrease) in Net Assets Resulting from Operations	3,806	21,860	234	23,211

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(184)	–	–
Total Dividends and Distributions	–	(184)	–	–

Capital Share Transactions
Shares sold:
Class 1	3,537	4,143	2,122	5,584
Class 2	N/A	N/A	80	75
Shares issued in reinvestment of dividends and distributions:
Class 1	–	184	–	–
Shares redeemed:
Class 1	(4,258)	(8,687)	(6,681)	(11,252)
Class 2	N/A	N/A	(201)	(323)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(721)	(4,360)	(4,680)	(5,916)
Total Increase (Decrease)	3,085	17,316	(4,446)	17,295

Net Assets
Beginning of period	64,785	47,469	69,383	52,088
End of period (including undistributed net investment income as set forth below)	$67,870	$64,785	$64,937	$69,383
Undistributed (Overdistributed) Net Investment Income (Loss)	$285	$239	$(174)	$–

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	257	360	115	349
Class 2	N/A	N/A	4	5
Shares issued in reinvestment of dividends and distributions:
Class 1	–	16	–	–
Shares redeemed:
Class 1	(308)	(752)	(366)	(735)
Class 2	N/A	N/A	(11)	(21)
Net Increase (Decrease)	(51)	(376)	(258)	(402)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Amounts in thousands	SmallCap Value Account I
	Period Ended June 30, 2014	Year Ended December 31, 2013

Operations
Net investment income (loss)	$174	$836
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions,
short sales, and swap agreements	9,296	22,497
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies .	(4,410)	13,806
Net Increase (Decrease) in Net Assets Resulting from Operations	5,060	37,139

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(1,179)
Class 2	–	(1)
Total Dividends and Distributions	–	(1,180)

Capital Share Transactions
Shares sold:
Class 1	3,214	4,702
Class 2	30	7
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,179
Class 2	–	1
Shares redeemed:
Class 1	(12,488)	(25,874)
Class 2	(11)	(14)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(9,255)	(19,999)
Total Increase (Decrease)	(4,195)	15,960

Net Assets
Beginning of period	117,304	101,344
End of period (including undistributed net investment income as set forth below)	$113,109	$117,304
Undistributed (Overdistributed) Net Investment Income (Loss)	$1,117	$943

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	148	257
Class 2	2	–
Shares issued in reinvestment of dividends and distributions:
Class 1	–	62
Shares redeemed:
Class 1	(574)	(1,369)
Class 2	–	(1)
Net Increase (Decrease)	(424)	(1,051)

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

June 30, 2014 (unaudited)

1. Organization

Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Balanced Account, Bond & Mortgage Securities Account, Bond Market Index Account, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, International Emerging Markets Account, LargeCap Blend Account II, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap S&P 500 Managed Volatility Index Account, LargeCap Value Account, MidCap Account, Money Market Account, Principal Capital Appreciation Account, Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, Principal LifeTime Strategic Income Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, SmallCap Blend Account, SmallCap Growth Account II, and SmallCap Value Account I, known as the “Accounts”, are presented herein.

Effective April 26, 2013, SAM Balanced Portfolio acquired all the assets and assumed all the liabilities of Asset Allocation Account pursuant to a plan of acquisition approved by shareholders on April 2, 2013. The purpose of the acquisition was to combine two accounts managed by Principal Management Corporation (the “Manager”) with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a taxable exchange of 5,335,000 shares from Asset Allocation Account for 3,298,000 shares valued at $57,716,000 of SAM Balanced Portfolio at an approximate exchange rate of .6182 for Class 1 shares. Cash was the primary asset acquired by SAM Balanced Portfolio on April 26, 2013. For financial reporting purposes, assets received and shares issued by SAM Balanced Portfolio were recorded at fair value. The aggregate net assets of Asset Allocation Account and SAM Balanced Portfolio immediately prior to the acquisition in accordance with U.S. GAAP were approximately $57,716,000 and $938,724,000, respectively. The aggregate net assets of SAM Balanced Portfolio immediately following the acquisition were $996,440,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Each of the Accounts is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. Each of the Accounts was an investment company at all times during the period. The Accounts have not provided financial support, and are not contractually required to provide financial support to any investee.

Assuming the acquisition had been completed on January 1, 2013, the beginning of the fiscal year for SAM Balanced Portfolio, SAM Balanced Portfolio’s pro forma results of operations for the period ended June 30, 2013, would have been $26,211,000 of net investment income, $134,816,000 of net realized and unrealized gain on investments, and $161,027,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Asset Allocation Account that have been included in SAM Balanced Portfolio’s statement of operations since April 26, 2013.

Effective May 1, 2013, MidCap Blend Account changed its name to MidCap Account.

Effective May 1, 2013, the initial purchase of $10,000 of Class 1 shares of Principal LifeTime 2060 Account was made by the Manager.

Effective October 31, 2013, the initial purchase of $10,000 of Class 2 shares of Diversified Balanced Managed Volatility Account was made by the Manager.

Effective October 31, 2013, the initial purchase of $10,000 of Class 2 shares of Diversified Growth Managed Volatility Account was made by the Manager.

Effective October 31, 2013, the initial purchase of $5,000,000 of Class 1 shares of LargeCap S&P 500 Managed Volatility Index Account was made by Principal Financial Services, Inc..

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

June 30, 2014 (unaudited)

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, and Principal LifeTime Strategic Income Account (collectively, the “Principal LifeTime Accounts”) along with SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) and Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, and Diversified Income Account invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Accounts (with the exception of Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, Money Market Account, Principal LifeTime Accounts, and SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price, an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Accounts’ net asset values are reflected in the Accounts’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Accounts invest in foreign securities listed on foreign exchanges which trade on days on which the Accounts do not determine their net asset values, for example weekends and other customary national U.S. holidays, the Accounts’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Account values its securities, other than holdings of other publicly traded investment funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other publicly traded investment funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

June 30, 2014 (unaudited)

2. Significant Accounting Policies (Continued)

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the account holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following Accounts held securities denominated in foreign currencies that exceeded 5% of net assets of the Account:

Diversified International Account		International Emerging Markets Account
Euro	20.0%	Hong Kong Dollar	16.3%
British Pound	15.8	Taiwan Dollar	15.4
Japanese Yen	14.8	South Korean Won	15.2
Canadian Dollar	11.7	Brazilian Real	8.6
Swiss Franc	6.3	South African Rand	7.2
		Indian Rupee	5.9

Income and Investment Transactions. The Accounts record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Accounts allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class.

Expenses. Expenses directly attributed to a particular Account are charged to that Account. Other Account expenses not directly attributed to an Account are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses that each of the Principal LifeTime Accounts, SAM Portfolios, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, and Diversified Income Account (collectively, the “Fund of Funds”) bear directly, each of the Fund of Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Fund of Funds may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the Fund of Funds will vary. Expenses included in the statements of operations of the Fund of Funds reflect the expenses of each Fund of Fund and do not include any expenses associated with the Underlying Funds.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

June 30, 2014 (unaudited)

2. Significant Accounting Policies (Continued)

Dividends and Distributions to Shareholders. With respect to Money Market Account, all net investment income and any realized gains from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions to shareholders of the other accounts are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, certain defaulted securities, expiring capital loss carry forwards, certain preferred securities, redemptions-in-kind, returns of capital, amortization of premiums and discounts, futures contracts, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, swap agreements, and foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

Real Estate Securities Account receives distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Account. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each account is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Accounts’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended June 30, 2014, the Accounts did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2010-2013. No examinations are in progress at this time.

Foreign Taxes. Certain of the Accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Accounts as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon disposition of certain foreign securities held by the Accounts may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statement of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Accounts accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statement of assets and liabilities. At June 30, 2014, Diversified International Account had no foreign tax refund receivable and had a deferred tax liability of $44,000 and International Emerging Markets Account had no foreign tax refund receivable and no deferred tax liability, relating to foreign securities.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Accounts and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Accounts to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended June 30, 2014, Diversified International Account, International Emerging Markets Account, LargeCap Blend Account II, LargeCap Growth Account, LargeCap Growth Account I, LargeCap Value Account, MidCap Account, and Real Estate Securities Account each borrowed from the Facility. Bond & Mortgage Securities Account, Bond Market Index Account, Equity Income Account, Government & High Quality Bond Account, Income Account, International Emerging Markets Account, LargeCap Growth Account I, LargeCap S&P 500 Managed Volatility Index Account, LargeCap Value Account, SmallCap Blend Account, SmallCap Growth Account II, and SmallCap Value Account I each loaned to the Facility. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The interest received is included in interest on the statements of operations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

June 30, 2014 (unaudited)

3. Operating Policies (Continued)

In addition, the Accounts participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. During the period ended June 30, 2014, Diversified International Account, International Emerging Markets Account, MidCap Account, Short-Term Income Account, and SmallCap Blend Account each borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

Counterparties. The Accounts may be exposed to counterparty risk, or the risk that another party with which the Acconts have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Accounts exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Accounts in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Accounts. If the unpaid amount owed to the Accounts subsequently decreases, the Accounts would be required to return all or a portion of the collateral.

Master Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master agreement with a counterparty exceeds a specified threshold.

Bond & Mortgage Securities Account has financial instruments that are subject to Master Agreements or similar agreements.

As of June 30, 2014, financial liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts in thousands):

			Gross amounts not offset in the
			Statements of Assets and Liabilities
		Gross amount of	Financial	Collateral
Account	Liability Type	recognized liability	instruments*	Pledged**	Net amount
Bond & Mortgage Securities Account	Credit Default Swaps	$716	$ —	$(716)	$ —

* Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.

** Collateral pledged may be in excess of recognized assets or liabilities, see the schedule of investments.

Asset and related collateral information for repurchase agreements is included in the schedules of investments.

Collateral information relating to securities on loan is included in the securities lending note to financial statements.

The financial instruments that are subject to Master Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

June 30, 2014 (unaudited)

3. Operating Policies (Continued)

Foreign Currency Contracts. Certain of the Accounts may be subject to foreign currency exchange rate risk in the normal course of pursuing such Account’s investment objectives. The Accounts may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Accounts enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Accounts as an unrealized gain or loss. When the contract is closed, the Accounts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Accounts’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Accounts could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Accounts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Accounts (with the exception of Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, Money Market Account, Principal LifeTime Accounts, and SAM Portfolios) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on financial derivative instruments. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account’s cost basis in the contract. There is minimal counterparty credit risk to the Accounts because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Accounts has valued the investments. This may have an adverse effect on each of the Accounts’ ability to dispose of particular illiquid securities at fair value and may limit each of the Accounts’ ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Joint Trading Account. Certain of the Accounts may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating accounts’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities. Earnings from the joint trading account are allocated to each of the Accounts based on their pro rata participating ownership interest in the joint trading account.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

June 30, 2014 (unaudited)

3. Operating Policies (Continued)

Mortgage Dollar Rolls. Certain of the Accounts have entered into mortgage-dollar-roll transactions on “to-be-announced” securities (“TBA’s”), in which the Account sells mortgage-backed securities and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Account forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Accounts treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Accounts' portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Options Contracts. During the period LargeCap S&P 500 Managed Volatility Index Account wrote call and put options on indices it owns or in which it may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying index to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying index may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the index underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying index transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments. Transactions in options written during the period ended June 30, 2014, were as follows:

LargeCap S&P 500 Managed Volatility Index Account	Number of Contracts	Premium (thousands)
Beginning of period	12	7
Options written	1,504	486
Options expired	(1,022)	(291)
Options closed	(374)	(176)
Options exercised	—	—
Balance at end of period	120	26

Rebates. Subject to best execution, the Accounts may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the account in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Accounts’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.

NOTES TO FINANCIAL STATEMENTS

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

June 30, 2014 (unaudited)

3. Operating Policies (Continued)

Restricted Securities. Certain of the Accounts may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Securities Lending. To earn additional income, certain of the Accounts may lend portfolio securities to approved brokerage firms. The Accounts receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Accounts and any additional required collateral is delivered to the Accounts on the next business day. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Accounts could realize a loss on such investments. Further, the Accounts could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium received for lending certain types of securities. Security lending income is shown in each account’s statement of operations. As of June 30, 2014, the Accounts had securities on loan as follows (in thousands):

	Market Value	Collateral Value
SmallCap Growth Account II	$5,143	$5,299
SmallCap Value Account I	1,715	1,767

Senior Floating Rate Interests.	The Accounts may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the account and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the Senior floating rate interests, the Accounts may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Accounts are obligated to fund these commitments at the borrower’s discretion. Therefore, the Accounts must have funds sufficient to cover its contractual obligation. These unfunded loan commitments which are marked to market daily, are footnoted in the schedules of investments, shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities. As of December 31, 2013, the Accounts had no unfunded loan commitments outstanding.

Short Sales. Bond Market Index Account and LargeCap Blend Account II entered into short sales transactions during the period. A short sale is a transaction in which an account sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The account must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The account is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. An account is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

June 30, 2014 (unaudited)

3. Operating Policies (Continued)

The account is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The account may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

Swap Agreements. Bond & Mortgage Securities Account invested in swap agreements during the period. Swap agreements are privately negotiated agreements between an Account and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. An Account may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. The Accounts are subject to interest rate and credit risk in the normal course of pursuing their investment objectives. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Accounts recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Accounts and any counterparty are required to maintain an agreement that requires the Accounts and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Accounts and such counterparty. If the net fair value of such derivatives transactions between the Accounts and that counterparty exceeds a certain threshold (as defined in the agreement), the Accounts or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Accounts or any counterparty.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, an Account would add leverage to its portfolio because, in addition to its total net assets, an Account would be subject to investment exposure on the notional amount of the swap.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

June 30, 2014 (unaudited)

3. Operating Policies (Continued)

If an account is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the account will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If an Account is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, an Account will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. An Account may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that an Account as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2013 for which an Account is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by an Account for the same referenced entity or entities.

Interest rate swaps involve the commitment to exchange cash flows based on changes in the value of a specific reference security or basket of securities.

To Be Announced Securities. The Accounts may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the account commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Underlying Funds. The performance and risks of each Principal LifeTime Account, SAM Portfolio, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, and Diversified Income Account (singly, “a fund of funds” and collectively, “the funds of funds”) directly correspond to the performance and risks of the underlying funds in which the fund of funds invest. By investing in many underlying funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.

An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

June 30, 2014 (unaudited)

3. Operating Policies (Continued)

The Manager is the advisor to the Principal LifeTime Accounts, SAM Portfolios, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, and each of the underlying funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Accounts and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios. Either PGI or Edge also serves as Sub-Advisor to some or all of the underlying funds. The Manager, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of June 30, 2014, the Principal LifeTime Accounts, SAM Portfolios, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, and Diversified Income Account owned the following percentages, in the aggregate, of the outstanding shares of the underlying funds listed below:

	Total Percentage of		Total Percentage of
Account	Outstanding Shares Owned	Account	Outstanding Shares Owned
Bond & Mortgage Securities Account	21.06%	Income Account	95.76%
Bond Market Index Account	99.93	LargeCap S&P 500 Index Account	89.89
Diversified International Account	34.03	LargeCap S&P 500 Managed Volatility Account	89.43
Equity Income Account	38.94	MidCap Account	6.86
Government & High Quality Bond Account	43.28	Short-Term Income Account	31.75

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Accounts may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Accounts’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-thorough securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

	Asset Derivatives June 30, 2014		Liability Derivatives June 30, 2014
Derivatives not accounted for		Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Bond & Mortgage Securities Account
Credit contracts	Receivables, Net Assets Consist of Net unrealized	$ —	Payables, Net Assets Consist of Net unrealized	$316
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
LargeCap Blend Account II
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 45 * Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

3. Operating Policies (Continued)
	Asset Derivatives June 30, 2014		Liability Derivatives June 30, 2014
Derivatives not accounted for		Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
LargeCap Growth Account I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$27 * Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
LargeCap S&P 500 Index Account
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$79 * Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
LargeCap S&P 500 Managed Volatility Index Account
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$43 * Payables, Net Assets Consist of Net unrealized	$12
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
LargeCap Value Account
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$7* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Blend Account
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$11 * Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Growth Account II
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$58 * Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Value Account I
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 118* Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

Derivatives not accounted for as hedging instruments	Location of Gain or (Loss) on Derivatives Recognized in Operations	Realized Gain or (Loss) on Derivatives Recognized in Operations	Change in Unrealized Appreciation/(Depreciation) of Derivatives Recognized in Operations
Balanced Account
Equity contracts	Net realized gain (loss) from Futures	$2	$(3)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Bond & Mortgage Securities Account
Credit contracts	Net realized gain (loss) from Swap	$(602)	$198
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
LargeCap Blend Account II
Equity contracts	Net realized gain (loss) from Futures	$446	$(67)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Growth Account I
Equity contracts	Net realized gain (loss) from Futures	$536	$(235)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2014 (unaudited)

3. Operating Policies (Continued)
Derivatives not accounted for as hedging instruments	Location of Gain or (Loss) on Derivatives Recognized in Operations	Realized Gain or (Loss) on Derivatives Recognized in Operations	Change in Unrealized Appreciation/(Depreciation) of Derivatives Recognized in Operations
LargeCap S&P 500 Index Account
Equity contracts	Net realized gain (loss) from Futures	$2,708	$(776)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap S&P 500 Managed Volatility Index Account
Equity contracts	Net realized gain (loss) from Investment	$(81)	$(4)
	transactions, Futures contracts, and Options
	and swaptions/Change in unrealized
	appreciation/(depreciation) of Investments,
	Futures contracts, and Options and
	swaptions
LargeCap Value Account
Equity contracts	Net realized gain (loss) from Futures	$60	$7
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Blend Account
Equity contracts	Net realized gain (loss) from Futures	$145	$(35)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Growth Account II
Equity contracts	Net realized gain (loss) from Futures	$156	$(67)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Value Account I
Equity contracts	Net realized gain (loss) from Futures	$378	$(286)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Accounts and the notional values of the futures contracts will vary in accordance with the changing cash balances. The level of derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Accounts throughout the period ended June 30, 2014.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

June 30, 2014 (unaudited)

4. Fair Value

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

ÏLevel 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

ÏLevel 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

ÏLevel 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the investments may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Account’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

June 30, 2014 (unaudited)

4. Fair Value (Continued)

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Account are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Account’s assets and liabilities. There were no significant transfers into or out of Level 3, except as noted in the Level 3 roll forward. In addition, there were no transfers between Levels 1 and 2 at the end of the period.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Funds' securities carried at value (amounts shown in thousands):

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs )	Totals (Level 1,2,3

Balanced Account
Bonds	$—	$11,569	$54	$11,623
Common Stocks*	33,427	—	—	33,427
Convertible Bonds	—	5	—	5
Investment Companies	556	—	—	556
Senior Floating Rate Interests	—	35	—	35
U.S. Government & Government Agency Obligations	—	7,371	—	7,371
Total investments in securities $	33,983	$18,980	$54	$53,017
Bond & Mortgage Securities Account
Bonds	$—	$209,293	$2,044	$211,337
Common Stocks*	—	—	—	—
Convertible Bonds	—	197	—	197
Investment Companies	12,549	—	—	12,549
Preferred Stocks
Communications	386	—	—	386
Financial	786	181	—	967
Senior Floating Rate Interests	—	13,281	—	13,281
U.S. Government & Government Agency Obligations	—	114,345	—	114,345
Total investments in securities $	13,721	$337,297	$2,044	$353,062
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(141)	$—	$(141)
Exchange Cleared Credit Default Swaps	—	(175)	—	(175)

Bond Market Index Account
Bonds	$—	$523,625	$625	$524,250
Investment Companies	192,079	—	—	192,079
Municipal Bonds	—	13,912	—	13,912
U.S. Government & Government Agency Obligations	—	972,029	—	972,029
Total investments in securities $	192,079	$1,509,566	$625	$1,702,270
Short Sales

U.S. Government & Government Agency Obligations	$—	$(663)	$—	$(663)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Balanced Account
Diversified Balanced Account
Investment Companies		$952,689	$—	$—	$952,689
	Total investments in securities $	952,689	$—	$—	$952,689

Diversified Balanced Managed Volatility Account
Investment Companies		$37,348	$—	$—	$37,348
	Total investments in securities $	37,348	$—	$—	$37,348

Diversified Growth Account
Investment Companies		$2,602,745	$—	$—	$2,602,745
	Total investments in securities $	2,602,745	$—	$—	$2,602,745

Diversified Growth Managed Volatility Account
Investment Companies		$74,875	$—	$—	$74,875
	Total investments in securities $	74,875	$—	$—	$74,875

Diversified Income Account
Investment Companies		$136,566	$—	$—	$136,566
	Total investments in securities $	136,566	$—	$—	$136,566

Diversified International Account
Common Stocks
Basic Materials		$527	$27,656	$—	$28,183
Communications		5,115	37,204	—	42,319
Consumer, Cyclical		11,904	53,637	—	65,541
Consumer, Non-cyclical		14,126	80,981	—	95,107
Diversified		—	1,447	—	1,447
Energy		18,290	21,885	—	40,175
Financial		22,187	103,981	—	126,168
Industrial		9,405	46,918	—	56,323
Technology		207	27,861	—	28,068
Utilities		1,083	14,994	—	16,077
Investment Companies		193	—	—	193
Preferred Stocks
Consumer, Non-cyclical		—	2,158	—	2,158
Industrial		—	194	—	194
	Total investments in securities $	83,037	$418,916	$—	$501,953

Equity Income Account
Common Stocks*		$660,374	$—	$—	$660,374
Investment Companies		13,123	—	—	13,123
	Total investments in securities $	673,497	$—	$—	$673,497

Government & High Quality Bond Account
Bonds		$—	$95,364	$6,023	$101,387
Investment Companies		3,680	—	—	3,680
U.S. Government & Government Agency Obligations		—	237,216	—	237,216
	Total investments in securities $	3,680	$332,580	$6,023	$342,283

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Income Account
Bonds		$—	$191,533	$2,320	$193,853
Common Stocks*		—	—	—	—
Convertible Bonds		—	4,289	—	4,289
Investment Companies		12,349	—	—	12,349
Senior Floating Rate Interests		—	2,800	—	2,800
U.S. Government & Government Agency Obligations		—	69,463	—	69,463
	Total investments in securities $	12,349	$268,085	$2,320	$282,754

International Emerging Markets Account
Common Stocks
Basic Materials		$1,898	$6,177	$—	$8,075
Communications		2,456	10,142	—	12,598
Consumer, Cyclical		1,422	8,230	—	9,652
Consumer, Non-cyclical		7,473	4,153	—	11,626
Energy		4,613	5,140	—	9,753
Financial		5,724	23,547	—	29,271
Industrial		1,406	8,296	—	9,702
Technology		—	15,642	—	15,642
Utilities		—	3,323	—	3,323
Investment Companies		1,073	—	—	1,073
Preferred Stocks
Basic Materials		—	794	—	794
Communications		—	41	—	41
Consumer, Non-cyclical		—	583	—	583
Financial		—	3,615	—	3,615
Utilities		—	118	—	118
	Total investments in securities $	26,065	$89,801	$—	$115,866

LargeCap Blend Account II
Common Stocks*		$152,432	$—	$—	$152,432
Investment Companies		2,725	—	—	2,725
	Total investments in securities $	155,157	$—	$—	$155,157
Short Sales
Common Stocks*		$(1)	$—	$—	$(1)
Assets
Equity Contracts**
Futures		$45	$—	$—	$45

LargeCap Growth Account
Common Stocks*		$119,211	$—	$—	$119,211
Investment Companies		3,889	—	—	3,889
	Total investments in securities $	123,100	$—	$—	$123,100

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

LargeCap Growth Account I
Common Stocks*		$230,250	$—	$—	$230,250
Convertible Preferred Stocks
Communications		—	—	121	121
Investment Companies		4,140	—	—	4,140
Preferred Stocks
Communications		—	160	—	160
	Total investments in securities $	234,390	$160	$121	$234,671
Assets
Equity Contracts**
Futures		$27	$—	$—	$27

LargeCap S&P 500 Index Account
Common Stocks*		$1,690,385	$—	$—	$1,690,385
Investment Companies		15,057	—	—	15,057
	Total investments in securities $	1,705,442	$—	$—	$1,705,442
Assets
Equity Contracts**
Futures		$79	$—	$—	$79

LargeCap S&P 500 Managed Volatility Index Account
Common Stocks*		$47,010	$—	$—	$47,010
Investment Companies		4,700	—	—	4,700
U.S. Government & Government Agency Obligations		—	500	—	500
Purchased Options		28	—	—	28
	Total investments in securities $	51,738	$500	$—	$52,238
Assets
Equity Contracts**
Futures		$15	$—	$—	$15
Liabilities
Equity Contracts**
Options		$(12)	$—	$—	$(12)

LargeCap Value Account
Common Stocks*		$172,558	$—	$—	$172,558
Investment Companies		654	—	—	654
	Total investments in securities $	173,212	$—	$—	$173,212
Assets
Equity Contracts**
Futures		$7	$—	$—	$7

MidCap Account
Common Stocks*		$659,000	$—	$—	$659,000
Investment Companies		1,169	—	—	1,169
	Total investments in securities $	660,169	$—	$—	$660,169

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Money Market Account
Bonds		$—	$24,684	$—	$24,684
Certificate of Deposit		—	10,000	—	10,000
Commercial Paper		—	193,016	—	193,016
Investment Companies		12,910	—	—	12,910
Municipal Bonds		—	21,645	—	21,645
Repurchase Agreements		—	9,080	—	9,080
	Total investments in securities $	12,910	$258,425	$—	$271,335

Principal Capital Appreciation Account
Common Stocks*		$38,715	$—	$—	$38,715
Investment Companies		956	—	—	956
	Total investments in securities $	39,671	$—	$—	$39,671

Principal LifeTime 2010 Account
Investment Companies		$49,711	$—	$—	$49,711
	Total investments in securities $	49,711	$—	$—	$49,711

Principal LifeTime 2020 Account
Investment Companies		$224,086	$—	$—	$224,086
	Total investments in securities $	224,086	$—	$—	$224,086

Principal LifeTime 2030 Account
Investment Companies		$117,338	$—	$—	$117,338
	Total investments in securities $	117,338	$—	$—	$117,338

Principal LifeTime 2040 Account
Investment Companies		$40,647	$—	$—	$40,647
	Total investments in securities $	40,647	$—	$—	$40,647

Principal LifeTime 2050 Account
Investment Companies		$23,913	$—	$—	$23,913
	Total investments in securities $	23,913	$—	$—	$23,913

Principal LifeTime 2060 Account
Investment Companies		$760	$—	$—	$760
	Total investments in securities $	760	$—	$—	$760

Principal LifeTime Strategic Income Account
Investment Companies		$30,448	$—	$—	$30,448
	Total investments in securities $	30,448	$—	$—	$30,448

Real Estate Securities Account
Common Stocks*		$149,126	$—	$—	$149,126
Investment Companies		992	—	—	992
	Total investments in securities $	150,118	$—	$—	$150,118

SAM Balanced Portfolio
Investment Companies		$993,901	$—	$—	$993,901
	Total investments in securities $	993,901	$—	$—	$993,901

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

SAM Conservative Balanced Portfolio
Investment Companies		$230,552	$—	$—	$230,552
	Total investments in securities $	230,552	$—	$—	$230,552

SAM Conservative Growth Portfolio
Investment Companies		$291,936	$—	$—	$291,936
	Total investments in securities $	291,936	$—	$—	$291,936

SAM Flexible Income Portfolio
Investment Companies		$237,504	$—	$—	$237,504
	Total investments in securities $	237,504	$—	$—	$237,504

SAM Strategic Growth Portfolio
Investment Companies		$225,040	$—	$—	$225,040
	Total investments in securities $	225,040	$—	$—	$225,040

Short-Term Income Account
Bonds		$—	$240,616	$900	$241,516
Investment Companies		9,383	—	—	9,383
U.S. Government & Government Agency Obligations		—	669	—	669
	Total investments in securities $	9,383	$241,285	$900	$251,568

SmallCap Blend Account
Common Stocks*		$66,166	$—	$—	$66,166
Investment Companies		1,597	—	—	1,597
	Total investments in securities $	67,763	$—	$—	$67,763
Assets
Equity Contracts**
Futures		$11	$—	$—	$11

SmallCap Growth Account II
Common Stocks
Basic Materials		$1,932	$—	$—	$1,932
Communications		3,879	1	—	3,880
Consumer, Cyclical		14,313	—	—	14,313
Consumer, Non-cyclical		13,851	—	—	13,851
Diversified		581	—	—	581
Energy		4,305	—	—	4,305
Financial		7,507	—	—	7,507
Industrial		9,128	—	—	9,128
Technology		7,251	—	—	7,251
Utilities		18	—	—	18
Investment Companies		7,446	—	—	7,446
	Total investments in securities $	70,211	$1	$—	$70,212
Assets
Equity Contracts**
Futures		$58	$—	$—	$58

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SmallCap Value Account I
Common Stocks
Basic Materials		$2,791	$—	$—	$2,791
Communications		5,246	3	—	5,249
Consumer, Cyclical		12,870	—	—	12,870
Consumer, Non-cyclical		13,430	—	—	13,430
Diversified		35	—	—	35
Energy		7,980	—	—	7,980
Financial		39,344	—	—	39,344
Government		117	—	—	117
Industrial		13,036	—	—	13,036
Technology		7,399	—	—	7,399
Utilities		6,708	—	—	6,708
Investment Companies		5,507	—	—	5,507
	Total investments in securities $	114,463	$3	$—	$114,466
Assets
Equity Contracts**
Futures		$118	$—	$—	$118

*For additional detail regarding sector classifications, please see the Schedules of Investments **Futures and swap agreements are valued at the unrealized appreciation (depreciation) of the instrument.

Certain detailed information is provided for those Accounts with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

		Fair Value
	Asset	at June 30,		Unobservable
Account	Type	2014	Valuation Technique	input	Input Value
Government & High Quality Bond Account	Bonds	$3,983	Indicative Market Quotations	Broker Quote	$99.00 - 101.75
	Bonds	2,040	Third Party Vendor	Broker Quote	85.00
		$6,023

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts in thousands):

			Accrued
			Discounts/
			Premiums							Net Change in Unrealized
	Value	Realized	and Change		Proceeds	Transfers Transfers			Value	Appreciation/(Depreciation)
	December	Gain/	in Unrealized		from	into Level		Out of	June 30,	on Investments Held at
Account	31, 2013	(Loss)	Gain/(Loss)	Purchases	Sales	3	*	Level 3**	2014	June 30, 2014
Government & High Quality Bond Account
Bonds	$2,040	$ —	$2	$2,237	$(35)	$1,779		$ —	$6,023	$(1)
	$2,040	$ —	$2	$2,237	$(35)	$1,779		$ —	$6,023	$(1)

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading has been halted, 2. Securities that have certain restrictions on trading, 3. Instances in which a security is not priced by pricing services **Securities are transferred out of Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading resumes, 2. Securities where trading restrictions have expired, 3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Accounts which had a significant Level 3 balance. During the period, there were no significant purchases, sales or transfers into or out of Level 3, except as noted above.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

June 30, 2014 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Fund has agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each account’s average daily net assets. A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of each of the Accounts, some of which are affiliates of the Manager. The annual rate paid by Principal LifeTime Accounts is .03% of each of the Principal LifeTime Accounts’ average net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The annual rates used in this calculation for each of the other Accounts are as follows:

		Net Assets of Accounts (in millions)
	First $100	Next $ 100	Next $ 100	Next $100	Thereafter
Balanced Account	.60%	.55%	.50%	.45%	.40%
Bond & Mortgage Securities Account	.50	.45	.40	.35	.30
Equity Income Account	.60	.55	.50	.45	.40
LargeCap Growth Account I	.80	.75	.70	.65	.60
MidCap Account	.65	.60	.55	.50	.45
Money Market Account	.50	.45	.40	.35	.30
Real Estate Securities Account	.90	.85	.80	.75	.70
SmallCap Blend Account	.85	.80	.75	.70	.65
SmallCap Growth Account II	1.00	.95	.90	.85	.80
SmallCap Value Account I	1.10	1.05	1.00	.95	.90

		Net Assets of Accounts (in millions)
	First $250	Next $ 250	Next $ 250	Next $250	Thereafter
Diversified International Account	.85%	.80%	.75%	.70%	.65%
International Emerging Markets Account	1.25	1.20	1.15	1.10	1.05
LargeCap Blend Account II	.75	.70	.65	.60	.55
LargeCap Value Account	.60	.55	.50	.45	.40

	Net Assets of Account (in millions)
	First	Next	Over
	$200	$300	$500
Short-Term Income Account	.50%	.45%	.40%

	NOTES TO FINANCIAL STATEMENTS
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2014 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

	Net Assets of Account (in millions)
	First $500	Over $500
Principal Capital Appreciation Account	.625%	.50%

		Net Assets of Account
	First $500	Next $500	Next $1	Next $1	Over $3
	million	million	billion	billion	billion
LargeCap Growth Account	.68%	.63%	.61%	.56%	.51%

	Net Assets of Accounts (in billions)
	First $2	Over $2
Government & High Quality Bond Account	.50%	.45%
Income Account	.50	.45

		All Net Assets
Bond Market Index Account		.25%
Diversified Balanced Account		.05
Diversified Balanced Managed Volatility Account		.05
Diversified Growth Account		.05
Diversified Growth Managed Volatility Account		.05
Diversified Income Account		.05
LargeCap S&P 500 Index Account		.25
LargeCap S&P 500 Managed Volatility Index Account		.45

The Manager has contractually agreed to limit the Account’s management and investment advisory fees for certain of the Accounts through the period ended April 30, 2015. The expense limit will reduce the Account’s management and investment advisory fees by the following amounts:

LargeCap Blend Account II	.018%
LargeCap Growth Account I	.016
SmallCap Growth Account II	.100
SmallCap Value Account I	.020

The Manager has contractually agreed to limit the expenses (excluding interest the Accounts incur in connection with investments they make) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Period from January 1, 2014 through June 30, 2014
	Class 1	Class 2	Expiration
Diversified Balanced Managed Volatility Account	N/A	.31%	April 30, 2015
Diversified Growth Managed Volatility Account	N/A	.31	April 30, 2015
LargeCap S&P 500 Managed Volatility Index Account	.49%	N/A	April 30, 2015
Principal LifeTime 2060 Account	.13	N/A	April 30, 2015
SmallCap Value Account I	.99	1.24	April 30, 2015

The Manager has contractually agreed to reduce Short-Term Income Account’s expenses by .01% through the period ended April 30, 2015.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

June 30, 2014 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

In addition, the Manager has voluntarily agreed to limit the expenses (excluding interest the Accounts incur in connection with investments they make and acquired fund fees and expenses) attributable to Class 2 shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at any time. The operating expense limits are as follows:

Expense Limit
Diversified Balanced Account	.31%
Diversified Growth Account	.31
Diversified Income Account	.31

In addition, the Manager has voluntarily agreed to limit Money Market Account’s expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

Distribution and Shareholder Servicing Fees. Class 2 shares of the Accounts bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 shares of each of the Accounts. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Accounts. A portion of the distribution fee may be paid to other selling dealers for providing certain services. The annual rate for Class 2 shares is .25%.

Principal Funds Distributor, Inc. has voluntarily agreed to limit Money Market Account’s distribution fees attributable to Class 2 shares of Money Market Account. The limit will maintain the level of distribution fees not to exceed 0% for Class 2 shares. The limit may be terminated at any time.

Affiliated Ownership. At June 30, 2014, Principal Life Insurance Company (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Accounts as follows (amounts in thousands):

	Class 1		Class 1
Balanced Account	2,720	Principal LifeTime 2020 Account	15,658
Bond & Mortgage Securities Account	21,495	Principal LifeTime 2030 Account	7,933
Bond Market Index Account	99	Principal LifeTime 2040 Account	2,584
Diversified International Account	21,019	Principal LifeTime 2050 Account	1,516
Equity Income Account	14,297	Principal LifeTime 2060 Account	62
Government & High Quality Bond Account	17,690	Principal LifeTime Strategic Income Account	2,569
International Emerging Markets Account	6,992	Real Estate Securities Account	7,426
LargeCap Blend Account II	13,584	SAM Balanced Portfolio	41,765
LargeCap Growth Account	4,734	SAM Conservative Balanced Portfolio	14,831
LargeCap Growth Account I	6,990	SAM Conservative Growth Portfolio	6,693
LargeCap S&P 500 Index Account	12,060	SAM Flexible Income Portfolio	14,197
LargeCap S&P 500 Managed Volatility Index Account	500	SAM Strategic Growth Portfolio	4,640
LargeCap Value Account	4,463	Short-Term Income Account	65,680
MidCap Account	9,327	SmallCap Blend Account	4,646
Money Market Account	266,868	SmallCap Growth Account II	3,100
Principal Capital Appreciation Account	684	SmallCap Value Account I	4,954
Principal LifeTime 2010 Account	3,868

	Class 2		Class 2
Diversified Balanced Account	66,424	Diversified Growth Managed Volatility Account	7,105
Diversified Balanced Managed Volatility Account	3,571	Diversified Income Account	11,508
Diversified Growth Account	169,329

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

June 30, 2014 (unaudited)

6. Investment Transactions

For the period ended June 30, 2014, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales
Balanced Account	$32,195	$32,759	LargeCap Value Account	$93,888	$99,663
Bond & Mortgage Securities Account	255,940	230,233	MidCap Account	61,465	103,765
Bond Market Index Account	917,119	784,976	Principal Capital Appreciation Account	1,085	2,467
Diversified Balanced Account	88,540	40,073	Principal LifeTime 2010 Account	5,627	5,991
Diversified Balanced Managed Volatility			Principal LifeTime 2020 Account	14,757	30,387
Account	36,449	936	Principal LifeTime 2030 Account	10,462	7,864
Diversified Growth Account	344,115	80,794	Principal LifeTime 2040 Account	4,868	3,223
Diversified Growth Managed Volatility			Principal LifeTime 2050 Account	2,251	1,643
Account	70,243	1,277	Principal LifeTime 2060 Account	689	19
Diversified Income Account	32,567	14,076	Principal LifeTime Strategic Income
Diversified International Account	192,206	208,706	Account	1,782	3,785
Equity Income Account	29,834	60,992	Real Estate Securities Account	12,529	11,935
Government & High Quality Bond Account	25,226	48,659	SAM Balanced Portfolio	3,494	81,182
Income Account	15,567	17,364	SAM Conservative Balanced Portfolio	7,254	16,264
International Emerging Markets Account	68,700	69,408	SAM Conservative Growth Portfolio	5,499	8,960
LargeCap Blend Account II	29,563	42,518	SAM Flexible Income Portfolio	6,468	14,304
LargeCap Growth Account	51,363	36,492	SAM Strategic Growth Portfolio	8,138	5,596
LargeCap Growth Account I	52,686	82,327	Short-Term Income Account	64,472	63,071
LargeCap S&P 500 Index Account	158,971	20,160	SmallCap Blend Account	23,204	23,798
LargeCap S&P 500 Managed Volatility			SmallCap Growth Account II	21,092	25,513
Index Account	43,908	5,021	SmallCap Value Account I	30,706	36,703

In addition Bond Market Index Account had $8,579,000 of covers on securities sold short and $9,003,000 of securities sold short. LargeCap Blend Account II had $14,000 of securities sold short.

For the period ended June 30, 2014, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales
Balanced Account	$1,672	$3,017	Government & High Quality Bond Account	$10,569	$25,779
Bond & Mortgage Securities Account	85,573	102,855	Income Account	3,045	14
Bond Market Index Account	723,674	639,118	Short-Term Income Account	—	3,006

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

June 30, 2014 (unaudited)

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for periods ended June 30, 2014 and December 31, 2013 were as follows (amounts in thousands):

				Long-Term
		Ordinary Income		Capital Gain
		2014	2013	2014	2013	*
Balanced Account	$	— $	897	$—	$—
Bond & Mortgage Securities Account		—	11,127	—	—
Bond Market Index Account		—	7,269	—	—
Diversified Balanced Account		—	4,130	—	7,307
Diversified Growth Account		—	10,766	—	12,121
Diversified Income Account		—	96	—	43
Diversified International Account		—	12,310	—	—
Equity Income Account		—	19,769	—	—
Government & High Quality Bond Account		—	15,657	—	—
Income Account		—	14,212	—	—
International Emerging Markets Account		—	2,273	—	—
LargeCap Blend Account II		—	2,277	—	—
LargeCap Growth Account		—	1,405	—	—
LargeCap Growth Account I		—	1,036	—	8,149
LargeCap S&P 500 Index Account		—	17,348	—	7,843
LargeCap S&P 500 Managed Volatility
Index Account		—	16	—	—
LargeCap Value Account		—	4,450	—	—
MidCap Account		—	11,269	—	26,808
Principal Capital Appreciation Account		—	2,395	—	5,453
Principal LifeTime 2010 Account		—	1,130	—	—
Principal LifeTime 2020 Account		—	4,655	—	—
Principal LifeTime 2030 Account		—	1,935	—	503
Principal LifeTime 2040 Account		—	490	—	—
Principal LifeTime 2050 Account		—	296	—	—
Principal LifeTime Strategic Income
Account		—	886	—	—
Real Estate Securities Account		—	1,788	—	—
SAM Balanced Portfolio		—	23,899	—	11,232
SAM Conservative Balanced Portfolio		—	6,382	—	2,098
SAM Conservative Growth Portfolio		—	4,310	—	—
SAM Flexible Income Portfolio		—	8,245	—	2,963
SAM Strategic Growth Portfolio		—	2,369	—	—
Short-Term Income Account		—	4,959	—	—
SmallCap Blend Account		—	184	—	—
SmallCap Value Account I		—	1,180	—	—

*The Accounts designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

7. Federal Tax Information (Continued)

Distributable Earnings. As of December 31, 2013, the components of distributable earnings on a federal tax basis were as follows
(amounts in thousands):

						Total
	Undistributed Undistributed			Net Unrealized	Other	Accumulated
	Ordinary	Long-Term	Accumulated	Appreciation	Temporary	Earnings
	Income	Capital Gains	Capital Loss	(Depreciation)	Differences*	(Deficit)
Balanced Account	$879	$—	$(1,065)	$6,114	$—	$5,928
Bond & Mortgage Securities Account	9,818	—	(38,805)	(1,082)	(45)	(30,114)
Bond Market Index Account	16,416	—	(11,963)	(24,277)	—	(19,824)
Diversified Balanced Account	9,525	8,995	—	108,797	—	127,317
Diversified Balanced Managed Volatility Account	2	5	—	—	—	7
Diversified Growth Account	25,925	31,843	—	313,844	—	371,612
Diversified Growth Managed Volatility Account	16	28	—	3	—	47
Diversified Income Account	903	703	—	5,014	—	6,620
Diversified International Account	10,567	—	(141,326)	108,142	—	(22,617)
Equity Income Account	16,097	—	(54,453)	232,116	—	193,760
Government & High Quality Bond Account	12,599	—	(23,413)	(2,566)	(75)	(13,455)
Income Account	12,655	—	(4,763)	12,592	(238)	20,246
International Emerging Markets Account	1,021	—	(16,991)	7,784	—	(8,186)
LargeCap Blend Account II	1,884	—	(8,715)	38,072	—	31,241
LargeCap Growth Account	699	—	(26,745)	23,964	—	(2,082)
LargeCap Growth Account I	4,354	39,652	—	81,761	(303)	125,464
LargeCap S&P 500 Index Account	25,255	34,835	—	370,596	—	430,686
LargeCap S&P 500 Managed Volatility Index Account	23	24	—	252	(39)	260
LargeCap Value Account	3,526	23,013	—	25,331	—	51,870
MidCap Account	3,682	57,219	—	258,007	—	318,908
Money Market Account	—	—	(10)	—	—	(10)
Principal Capital Appreciation Account	2,280	5,163	—	20,931	—	28,374
Principal LifeTime 2010 Account	1,066	—	(2,568)	3,087	—	1,585
Principal LifeTime 2020 Account	5,145	4,520	—	13,456	—	23,121
Principal LifeTime 2030 Account	2,807	17,043	—	8,945	—	28,795
Principal LifeTime 2040 Account	805	2,699	—	2,498	—	6,002
Principal LifeTime 2050 Account	471	1,847	—	1,624	—	3,942
Principal LifeTime 2060 Account	1	1	—	1	—	3
Principal LifeTime Strategic Income Account	765	—	(1,563)	1,784	—	986
Real Estate Securities Account	2,702	—	(1,206)	21,545	—	23,041
SAM Balanced Portfolio	29,323	130,737	—	147,896	—	307,956
SAM Conservative Balanced Portfolio	7,044	18,924	—	23,504	—	49,472
SAM Conservative Growth Portfolio	5,040	35,293	—	40,798	—	81,131
SAM Flexible Income Portfolio	9,416	12,089	—	20,291	—	41,796
SAM Strategic Growth Portfolio	4,096	35,587	—	27,589	—	67,272
Short-Term Income Account	4,268	—	(18,274)	2,675	(70)	(11,401)
SmallCap Blend Account	239	1,853	—	18,779	—	20,871
SmallCap Growth Account II	—	—	(14,019)	19,859	—	5,840
SmallCap Value Account I	983	11,488	—	27,698	—	40,169

*Represents book-to-tax accounting differences.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

June 30, 2014 (unaudited)

7. Federal Tax Information (Continued)

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of an account. At December 31, 2013, the following Accounts had approximate net capital loss carryforwards as follows (amounts in thousands):

		Net Capital Loss Carryforward Expiring In:				No Expiration
		2015	2016	2017	2018	Short-Term Long-Term		Total
Balanced Account	$	— $	— $	1,065	$—	$—	$—	$1,065
Bond & Mortgage Securities Account		164	13,678	23,287	—	1,676	—	38,805
Bond Market Index Account		—	—	—	—	9,777	2,186	11,963
Diversified International Account		—	41,863	99,463	—	—	—	141,326
Equity Income Account		—	—	54,453	—	—	—	54,453
Government & High Quality Bond Account		—	19,092	4,321	—	—	—	23,413
Income Account		—	—	2,836	1,584	343	—	4,763
International Emerging Markets Account		—	—	16,991	—	—	—	16,991
LargeCap Blend Account II		—	—	8,715	—	—	—	8,715
LargeCap Growth Account		—	—	26,745	—	—	—	26,745
Money Market Account		—	6	4	—	—	—	10
Principal LifeTime 2010 Account		—	—	—	2,568	—	—	2,568
Principal LifeTime Strategic Income Account		—	—	—	1,563	—	—	1,563
Real Estate Securities Account		—	—	1,206	—	—	—	1,206
Short-Term Income Account		—	9,976	8,298	—	—	—	18,274
SmallCap Growth Account II		—	—	14,019	—	—	—	14,019

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

June 30, 2014 (unaudited)

7. Federal Tax Information (Continued)

As of December 31, 2013, the following Accounts utilized capital loss carryforwards as follows (amounts in thousands):

Utilized
Balanced Account	$6,077
Diversified International Account	30,514
Equity Income Account	36,231
Government & High Quality Bond Account	2,727
Income Account	735
International Emerging Markets Account	1,501
LargeCap Blend Account II	21,987
LargeCap Growth Account	16,608
LargeCap Value Account	35,799
Principal LifeTime 2010 Account	2,984
Principal LifeTime 2020 Account	19,842
Principal LifeTime 2040 Account	1,942
Principal LifeTime 2050 Account	1,129
Principal LifeTime Strategic Income Account	943
Real Estate Securities Account	8,706
SAM Conservative Growth Portfolio	4,621
SAM Strategic Growth Portfolio	632
Short-Term Income Account	1,782
SmallCap Blend Account	6,285
SmallCap Growth Account II	11,168
SmallCap Value Account I	10,252

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Account’s taxable year subsequent to October 31. For the taxable year ended December 31, 2013, the Accounts do not plan to defer any late-year losses.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

June 30, 2014 (unaudited)

7. Federal Tax Information (Continued)

Reclassification of Capital Accounts. The Accounts may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Accounts. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Accounts’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Accounts recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated
	Undistributed Net	Net Realized Gain
	Investment Income	on Investments	Paid in Capital
Balanced Account	$25	$(25)	$—
Bond & Mortgage Securities Account	1,064	(1,064)	—
Bond Market Index Account	3,984	(3,984)	—
Diversified International Account	1,131	(1,131)	—
Equity Income Account	1,131	(898)	(233)
Government & High Quality Bond Account	2,241	(2,241)	—
Income Account	425	(425)	—
International Emerging Markets Account	(188)	188	—
LargeCap Blend Account II	(1)	1	—
LargeCap Growth Account	—	(54,207)	54,207
MidCap Account	2,588	(2,588)	—
Principal Capital Appreciation Account	—	(53,953)	53,953
SmallCap Blend Account	(156)	156	—
SmallCap Growth Account II	405	13	(418)
SmallCap Value Account I	101	(101)	—

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

June 30, 2014 (unaudited)

7. Federal Tax Information (Continued)

Federal Income Tax Basis. At June 30, 2014, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Accounts were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
Balanced Account	$6,183	$(255)	$5,928	$47,089
Bond & Mortgage Securities Account	7,957	(2,182)	5,775	347,287
Bond Market Index Account	17,761	(6,483)	11,278	1,690,992
Diversified Balanced Account	154,398	(261)	154,137	798,552
Diversified Balanced Managed Volatility Account	1,133	(4)	1,129	36,219
Diversified Growth Account	447,591	(2,007)	445,584	2,157,161
Diversified Growth Managed Volatility Account	2,531	(14)	2,517	72,358
Diversified Income Account	10,860	(60)	10,800	125,766
Diversified International Account	107,660	(3,705)	103,955	397,998
Equity Income Account	266,910	(6,054)	260,856	412,641
Government & High Quality Bond Account	8,334	(4,478)	3,856	338,427
Income Account	20,768	(2,225)	18,543	264,211
International Emerging Markets Account	15,445	(2,638)	12,807	103,059
LargeCap Blend Account II	35,994	(635)	35,359	119,798
LargeCap Growth Account	25,660	(990)	24,670	98,430
LargeCap Growth Account I	65,395	(1,913)	63,482	171,189
LargeCap S&P 500 Index Account	471,708	(12,825)	458,883	1,246,559
LargeCap S&P 500 Managed Volatility Index Account	2,850	(432)	2,418	49,820
LargeCap Value Account	24,966	(550)	24,416	148,796
MidCap Account	258,009	(1,072)	256,937	403,232
Money Market Account	—	—	—	271,335
Principal Capital Appreciation Account	21,985	(29)	21,956	17,715
Principal LifeTime 2010 Account	5,866	(803)	5,063	44,648
Principal LifeTime 2020 Account	27,389	(4,858)	22,531	201,555
Principal LifeTime 2030 Account	15,857	(1,284)	14,573	102,765
Principal LifeTime 2040 Account	5,050	(537)	4,513	36,134
Principal LifeTime 2050 Account	3,173	(337)	2,836	21,077
Principal LifeTime 2060 Account	59	—	59	701
Principal LifeTime Strategic Income Account	3,214	(348)	2,866	27,582
Real Estate Securities Account	40,306	(513)	39,793	110,325
SAM Balanced Portfolio	189,578	(177)	189,401	804,500
SAM Conservative Balanced Portfolio	33,296	(3)	33,293	197,259
SAM Conservative Growth Portfolio	56,554	(33)	56,521	235,415
SAM Flexible Income Portfolio	30,675	(2)	30,673	206,831
SAM Strategic Growth Portfolio	40,573	(1)	40,572	184,468
Short-Term Income Account	3,990	(1,108)	2,882	248,686
SmallCap Blend Account	18,287	(650)	17,637	50,126
SmallCap Growth Account II	16,847	(1,703)	15,144	55,068
SmallCap Value Account I	25,919	(2,364)	23,555	90,911

8. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments
Balanced Account
June 30, 2014 (unaudited)

COMMON STOCKS - 64.62%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.04%					Banks (continued)
WPP PLC ADR	204		$22		SVB Financial Group (a)	509		$59
					Svenska Handelsbanken AB ADR	830		20
					Swedbank AB ADR	783		21
Aerospace & Defense - 2.60%					Toronto-Dominion Bank/The	716		37
Airbus Group NV ADR	621		10		United Community Banks Inc/GA	3,200		52
L-3 Communications Holdings Inc	949		115
Lockheed Martin Corp	890		143		Wells Fargo & Co	16,316		858
Northrop Grumman Corp	690		83					$2,598
Raytheon Co	5,446		502		Beverages - 0.64%
Safran SA ADR	637		10		AMBEV SA ADR	6,741		48
United Technologies Corp	4,192		484		Anheuser-Busch InBev NV ADR	271		31
			$1,347		Constellation Brands Inc (a)	1,615		142

Agriculture - 1.05%					PepsiCo Inc	1,257		112
Altria Group Inc	1,799		75					$333
Archer-Daniels-Midland Co	7,130		315		Biotechnology - 2.00%
British American Tobacco PLC ADR	611		73		Amgen Inc	2,959		350
Philip Morris International Inc	928		78		Ardelyx Inc (a)	627		10
			$541		BIND Therapeutics Inc (a)	1,140		15
					Celgene Corp (a)	932		80
Airlines - 0.45%					CSL Ltd ADR(a)	1,053		33
Southwest Airlines Co	8,654		232		Epizyme Inc (a)	410		13
					Exact Sciences Corp (a)	875		15
Apparel - 0.93%					Genocea Biosciences Inc (a)	665		13
G-III Apparel Group Ltd (a)	700		57		Gilead Sciences Inc (a)	5,501		456
Hanesbrands Inc	4,322		426		Intercept Pharmaceuticals Inc (a)	40		9
			$483		NPS Pharmaceuticals Inc (a)	559		19
					Sunesis Pharmaceuticals Inc (a)	1,850		12
Automobile Manufacturers - 0.40%					Versartis Inc (a)	291		8
Daimler AG ADR	385		36					$1,033
Fuji Heavy Industries Ltd ADR	399		22
General Motors Co	1,015		37		Chemicals - 1.40%
Oshkosh Corp	1,668		93		Dow Chemical Co/The	5,068		261
Toyota Motor Corp ADR	178		21		LyondellBasell Industries NV	4,035		394
			$209		OM Group Inc	2,160		70

Automobile Parts & Equipment - 1.80%								$725
Continental AG ADR	560		26		Commercial Services - 1.18%
Delphi Automotive PLC	2,047		141		ABM Industries Inc	2,720		73
Goodyear Tire & Rubber Co/The	1,399		39		Apollo Education Group Inc (a)	2,327		73
Johnson Controls Inc	3,777		188		CoreLogic Inc/United States (a)	1,787		54
Lear Corp	3,815		341		Huron Consulting Group Inc (a)	1,130		80
Magna International Inc	192		21		Korn/Ferry International (a)	2,650		78
Tower International Inc (a)	1,960		72		Live Nation Entertainment Inc (a)	2,740		68
Valeo SA ADR	298		20		Manpowergroup Inc	1,035		88
Visteon Corp (a)	880		85		Quanta Services Inc (a)	1,430		49
			$933		RPX Corp (a)	2,534		45

Banks - 5.02%								$608
Australia & New Zealand Banking Group Ltd	656		21		Computers - 4.79%
ADR					Apple Inc	13,902		1,292
BankUnited Inc	2,110		71		DST Systems Inc	2,449		226
BNP Paribas SA ADR	204		7		Hewlett-Packard Co	2,965		100
Citigroup Inc	831		39		Manhattan Associates Inc (a)	2,280		78
DBS Group Holdings Ltd ADR	193		11		NetScout Systems Inc (a)	1,080		48
Fifth Third Bancorp	5,121		109		Nimble Storage Inc (a)	540		17
First Interstate BancSystem Inc	2,510		68		SanDisk Corp	3,034		317
Goldman Sachs Group Inc/The	2,496		418		Western Digital Corp	4,358		402
ICICI Bank Ltd ADR	930		46					$2,480
JP Morgan Chase & Co	1,531		88
KeyCorp	14,682		210		Cosmetics & Personal Care - 0.04%
Lloyds Banking Group PLC ADR (a)	5,251		27		Procter & Gamble Co/The	290		23
Mitsubishi UFJ Financial Group Inc ADR	3,357		21
National Australia Bank Ltd ADR	1,362		21		Distribution & Wholesale - 0.04%
National Bank of Greece SA ADR (a)	5,819		22		Mitsui & Co Ltd ADR	65		21
Nordea Bank AB ADR	2,646		37
PNC Financial Services Group Inc/The	869		77		Diversified Financial Services - 1.57%
PrivateBancorp Inc	2,420		70		Cowen Group Inc (a)	12,920		55
Regions Financial Corp	10,214		109
Royal Bank of Canada	368		26		Daiwa Securities Group Inc ADR	2,497		22
Sumitomo Mitsui Financial Group Inc ADR	3,500		30		Discover Financial Services	7,026		435
Sumitomo Mitsui Trust Holdings Inc ADR	5,191		23		Medley Capital Corp	2,810		37
					ORIX Corp ADR	360		30

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Diversified Financial Services (continued)					Home Furnishings - 0.10%
Waddell & Reed Financial Inc	3,730		$233		Whirlpool Corp	368		$51
			$812

Electric - 1.84%					Insurance - 1.96%
Avista Corp	821		28		Allianz SE ADR	1,749		29
DTE Energy Co	313		24		Allied World Assurance Co Holdings AG	786		30
Entergy Corp	3,329		273		CNO Financial Group Inc	2,940		52
Exelon Corp	7,889		288		Hannover Rueck SE ADR	594		27
Public Service Enterprise Group Inc	8,271		337		Hartford Financial Services Group Inc/The	5,365		192
			$950		Horace Mann Educators Corp	2,670		84
					Lincoln National Corp	1,154		59
Electrical Components & Equipment - 0.45%					PartnerRe Ltd	667		73
Emerson Electric Co	1,211		80		Prudential Financial Inc	543		48
Energizer Holdings Inc	396		48		Prudential PLC ADR	548		25
EnerSys	980		68		RenaissanceRe Holdings Ltd	626		67
Hitachi Ltd ADR	492		36		Sampo ADR	1,361		35
			$232		Sanlam Ltd ADR	358		11
Electronics - 1.48%					StanCorp Financial Group Inc	1,612		103
Honeywell International Inc	5,146		479		Travelers Cos Inc/The	1,917		180
TE Connectivity Ltd	1,619		100					$1,015
Thermo Fisher Scientific Inc	1,578		186		Internet - 1.80%
			$765		Barracuda Networks Inc (a)	1,170		36
Energy - Alternate Sources - 0.19%					CDW Corp/DE	2,160		69
NextEra Energy Partners LP (a)	170		6		Facebook Inc (a)	1,506		101
					Google Inc - A Shares (a)	580		339
Pattern Energy Group Inc	2,720		90		Google Inc - C Shares (a)	632		364
			$96		Mavenir Systems Inc (a)	1,490		23
Engineering & Construction - 0.48%								$932
AECOM Technology Corp (a)	4,693		151
Tutor Perini Corp (a)	2,060		66		Lodging - 0.28%
					Hyatt Hotels Corp (a)	1,204		74
Vinci SA ADR	1,555		29
			$246		Las Vegas Sands Corp	923		70
Entertainment - 0.14%								$144
Marriott Vacations Worldwide Corp (a)	710		42		Machinery - Construction & Mining - 0.04%
OPAP SA ADR	3,686		32		Mitsubishi Electric Corp ADR	930		23
			$74

Food - 1.10%					Machinery - Diversified - 0.31%
Aryzta AG ADR(a)	443		21		Rockwell Automation Inc	1,261		158
Kroger Co/The	10,002		494
Nestle SA ADR	662		52		Media - 1.71%
			$567		Comcast Corp - Class A	12,176		653
					Cumulus Media Inc (a)	8,999		59
Forest Products & Paper - 0.19%					Graham Holdings Co	79		57
International Paper Co	1,200		60		ITV PLC ADR	778		24
Svenska Cellulosa AB SCA ADR	1,421		37		Viacom Inc	1,046		91
			$97					$884

Gas - 0.26%					Metal Fabrication & Hardware - 0.16%
Vectren Corp	3,159		134		Worthington Industries Inc	1,960		84

Healthcare - Products - 0.59%					Miscellaneous Manufacturing - 1.21%
K2M Group Holdings Inc (a)	1,850		27
OraSure Technologies Inc (a)	1,520		13		AO Smith Corp	1,450		72
St Jude Medical Inc	3,494		242		Danaher Corp	4,117		324
STAAR Surgical Co (a)	1,230		21		General Electric Co	2,162		57
					Ingersoll-Rand PLC	2,740		171
			$303					$624

Healthcare - Services - 1.46%					Oil & Gas - 5.95%
Aetna Inc	2,898		235		BP PLC ADR	701		37
Centene Corp (a)	530		40
Envision Healthcare Holdings Inc (a)	1,580		57		Canadian Natural Resources Ltd	877		40
					Carrizo Oil & Gas Inc (a)	1,230		85
HCA Holdings Inc (a)	983		55
HealthSouth Corp	1,474		53		Chevron Corp	946		124
ICON PLC (a)	222		10		Cimarex Energy Co	2,549		366
					ConocoPhillips	9,230		791
Kindred Healthcare Inc	2,450		57		EOG Resources Inc	4,964		580
WellPoint Inc	2,291		247		Exxon Mobil Corp	2,331		235
			$754		Hess Corp	1,817		180
					Kodiak Oil & Gas Corp (a)	5,850		85
					Occidental Petroleum Corp	115		12

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held		Value(000	's)

Oil & Gas (continued)				Savings & Loans - 0.06%
Patterson-UTI Energy Inc	8,530	$298		Oritani Financial Corp	2,046		$31
Phillips 66	844	68
Repsol SA ADR	11	—
Royal Dutch Shell PLC ADR	378	31		Semiconductors - 1.47%
SM Energy Co	526	44		ARM Holdings PLC ADR	448		20
				Broadcom Corp	3,200		119
Suncor Energy Inc	809	35		Entegris Inc (a)	6,070		84
Whiting Petroleum Corp (a)	825	66
				Intel Corp	17,381		537
		$3,077		Tower Semiconductor Ltd - Warrants (a),(b),(c)	1,587		—
Oil & Gas Services - 0.13%							$760
Baker Hughes Inc	332	25		Software - 3.67%
Gulfmark Offshore Inc	900	40		2U Inc (a)	2,100		35
		$65		Activision Blizzard Inc	11,116		248
Packaging & Containers - 0.42%				Acxiom Corp (a)	2,160		47
Packaging Corp of America	3,080	220		Amber Road Inc (a)	1,682		27
				Aspen Technology Inc (a)	1,540		71
				Broadridge Financial Solutions Inc	1,845		77
Pharmaceuticals - 5.42%				Electronic Arts Inc (a)	1,319		47
AbbVie Inc	10,519	594		MedAssets Inc (a)	1,450		33
Array BioPharma Inc (a)	2,770	13
				Microsoft Corp	18,213		760
Bayer AG ADR	230	32		MobileIron Inc (a)	2,150		20
Bristol-Myers Squibb Co	556	27		Oracle Corp	11,515		467
Cardinal Health Inc	6,194	425		PTC Inc (a)	1,743		68
GlaxoSmithKline PLC ADR	491	26					$1,900
Grifols SA ADR	649	28
Herbalife Ltd	437	28		Telecommunications - 1.90%
Johnson & Johnson	2,172	227		Aerohive Networks Inc (a)	2,600		21
Keryx Biopharmaceuticals Inc (a)	800	12		Amdocs Ltd	1,059		49
McKesson Corp	3,130	583		ARRIS Group Inc (a)	2,700		88
Nektar Therapeutics (a)	1,030	13		AT&T Inc	2,486		88
Novartis AG ADR	349	32		BT Group PLC ADR	638		42
Novo Nordisk A/S ADR	1,185	55		Cisco Systems Inc	383		9
Pfizer Inc	17,109	508		Hellenic Telecommunications Organization	2,950		22
Prestige Brands Holdings Inc (a)	1,990	67		SA ADR(a)
Revance Therapeutics Inc (a)	350	12		KDDI Corp ADR	3,201		49
Roche Holding AG ADR	1,526	57		Nippon Telegraph & Telephone Corp ADR	1,323		41
Shire PLC ADR	229	54		Plantronics Inc	870		42
Zafgen Inc (a)	490	10		SoftBank Corp ADR	577		22
		$2,803		Verizon Communications Inc	10,465		512

Real Estate - 0.16%							$985
Brookfield Asset Management Inc	1,679	74		Transportation - 0.43%
Mitsubishi Estate Co Ltd ADR	414	10		Canadian National Railway Co	972		63
		$84		Canadian Pacific Railway Ltd	228		41
				Deutsche Post AG ADR	621		23
REITS - 1.77%				Navigator Holdings Ltd (a)	1,210		36
Brandywine Realty Trust	4,630	72		Norfolk Southern Corp	595		61
Extra Space Storage Inc	3,109	166					$224
General Growth Properties Inc	10,520	248
NorthStar Realty Finance Corp	3,690	64		TOTAL COMMON STOCKS			$33,427
Prologis Inc	5,796	238		INVESTMENT COMPANIES - 1.07%	Shares Held	Value	(000	's)
Strategic Hotels & Resorts Inc (a)	6,170	72		Publicly Traded Investment Fund - 1.07%
UDR Inc	1,884	54		BlackRock Liquidity Funds FedFund Portfolio	556,224		556
		$914

Retail - 3.54%				TOTAL INVESTMENT COMPANIES			$556
Brinker International Inc	1,036	50			Principal
Cie Financiere Richemont SA ADR	996	11		BONDS- 22.47%	Amount (000's)		Value(000	's)
CVS Caremark Corp	5,829	439		Aerospace & Defense - 0.09%
GameStop Corp	867	35		Air 2 US
Home Depot Inc/The	1,566	127		8.03%, 10/01/2020 (c),(d)	$25		$26
Lowe's Cos Inc	4,269	205		Rockwell Collins Inc
Macy's Inc	4,658	270		0.58%, 12/15/2016 (e)	20		20
Office Depot Inc (a)	11,361	65					$46
Red Robin Gourmet Burgers Inc (a)	777	55
Rite Aid Corp (a)	10,900	78		Agriculture - 0.13%
Wal-Mart Stores Inc	4,291	322		Altria Group Inc
Wendy's Co/The	11,664	100		2.85%, 08/09/2022	5		5
Yum! Brands Inc	914	74		5.38%, 01/31/2044	20		22
		$1,831		Philip Morris International Inc
				6.38%, 05/16/2038	25		32

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Agriculture (continued)				Banks (continued)
Pinnacle Operating Corp				Associated Banc-Corp
9.00%, 11/15/2020 (d)	$10	$11		5.13%, 03/28/2016	$65	$69
		$70		Bank of America Corp
				1.27%, 01/15/2019 (e)	50	51
Airlines - 0.07%				4.10%, 07/24/2023	25	26
United Airlines 2014-1 Class A Pass Through				4.13%, 01/22/2024	30	31
Trust				CIT Group Inc
4.00%, 04/11/2026 (c)	15	15
				3.88%, 02/19/2019	10	10
United Airlines 2014-1 Class B Pass Through				5.50%, 02/15/2019 (d)	55	60
Trust				City National Corp/CA
4.75%, 04/11/2022	10	10		5.25%, 09/15/2020	35	39
US Airways 2001-1G Pass Through Trust				Goldman Sachs Group Inc/The
7.08%, 09/20/2022 (c)	2	3
				5.38%, 03/15/2020	15	17
US Airways 2013-1 Class A Pass Through				5.70%, 12/29/2049 (e)	5	5
Trust				6.00%, 06/15/2020	15	18
3.95%, 11/15/2025 (c)	10	10
				6.75%, 10/01/2037	20	24
		$38		HBOS Capital Funding LP
Automobile Asset Backed Securities - 1.13%				6.07%, 06/29/2049 (d),(e)	5	5
2014-2 AmeriCredit Automobile Receivables Trust				Intesa Sanpaolo SpA	200	202
				5.02%, 06/26/2024(d)
0.43%, 10/10/2017 (e)	40	40		JP Morgan Chase & Co
Capital Auto Receivables Asset Trust 2014-2				1.63%, 05/15/2018	35	35
1.26%, 05/21/2018 (e)	75	75		3.20%, 01/25/2023	65	65
Santander Drive Auto Receivables Trust 2014-				4.85%, 02/01/2044	15	16
2				5.00%, 12/29/2049 (e)	45	45
0.80%, 04/16/2018 (e)	50	50		6.13%, 12/29/2049 (e)	20	20
Volkswagen Auto Lease Trust 2014-A				Morgan Stanley
0.52%, 10/20/2016 (e)	100	100		1.75%, 02/25/2016	15	15
Volkswagen Auto Loan Enhanced Trust 2013-				3.75%, 02/25/2023	20	20
2				4.10%, 05/22/2023	20	20
0.67%, 07/20/2016	243	243		4.88%, 11/01/2022	35	38
World Omni Auto Receivables Trust 2014-A				5.00%, 11/24/2025	30	32
0.94%, 04/15/2019 (e)	75	75		5.45%, 07/29/2049 (e)	55	56
		$583		6.38%, 07/24/2042	20	25
				RBS Capital Trust III
Automobile Floor Plan Asset Backed Securities - 0.46%				5.51%, 09/29/2049	10	10
GE Dealer Floorplan Master Note Trust				Royal Bank of Scotland Group PLC
0.75%, 07/20/2016 (e)	200	200		5.13%, 05/28/2024	5	5
Nissan Master Owner Trust Receivables				6.13%, 12/15/2022	5	6
0.62%, 05/15/2017 (e)	40	40		Skandinaviska Enskilda Banken AB
		$240		2.38%, 03/25/2019 (d)	200	202
Automobile Manufacturers - 0.42%				Toronto-Dominion Bank/The
Ford Motor Co				1.13%, 05/02/2017	35	35
4.75%, 01/15/2043	15	15		Wells Fargo & Co
7.40%, 11/01/2046	15	21		4.10%, 06/03/2026	20	20
				5.90%, 12/29/2049 (e)	20	21
General Motors Co
3.50%, 10/02/2018 (d)	35	36		Westpac Banking Corp
				0.56%, 05/19/2017 (e)	75	75
6.25%, 10/02/2043 (d)	15	17
Hyundai Capital America						$1,344
2.55%, 02/06/2019 (d)	25	25		Beverages - 0.23%
Navistar International Corp				Anheuser-Busch Cos LLC
8.25%, 11/01/2021	5	5		5.60%, 03/01/2017	25	28
Nissan Motor Acceptance Corp				Anheuser-Busch InBev Worldwide Inc
0.78%, 03/03/2017 (d),(e)	30	30		1.38%, 07/15/2017	15	15
Toyota Motor Credit Corp				2.50%, 07/15/2022	20	19
0.62%, 01/17/2019 (e)	25	25		7.75%, 01/15/2019	5	6
2.00%, 10/24/2018	15	15		Constellation Brands Inc
2.10%, 01/17/2019	25	26		3.75%, 05/01/2021	20	20
		$215		4.25%, 05/01/2023	5	5
Automobile Parts & Equipment - 0.01%				Corp Lindley SA
				6.75%, 11/23/2021 (d)	15	17
Dana Holding Corp
6.00%, 09/15/2023	5	5		6.75%, 11/23/2021	10	11
						$121

Banks- 2.60%				Biotechnology - 0.40%
Abbey National Treasury Services				Amgen Inc
PLC/Stamford CT				2.20%, 05/22/2019	25	25
4.00%, 03/13/2024	25	26		5.15%, 11/15/2041	5	5

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Biotechnology (continued)				Computers (continued)
Celgene Corp				NCR Corp
1.90%, 08/15/2017	$20	$20		4.63%, 02/15/2021	$10	$10
3.25%, 08/15/2022	10	10		5.88%, 12/15/2021 (d)	5	5
4.00%, 08/15/2023	20	21		Seagate HDD Cayman
4.63%, 05/15/2044	25	25		4.75%, 06/01/2023 (d)	20	20
5.25%, 08/15/2043	5	5		4.75%, 01/01/2025 (d)	25	25
Genzyme Corp				6.88%, 05/01/2020	18	20
5.00%, 06/15/2020	15	17				$337
Gilead Sciences Inc
3.05%, 12/01/2016	10	11		Consumer Products - 0.06%
3.70%, 04/01/2024	30	31		Reynolds Group Issuer Inc / Reynolds Group
4.80%, 04/01/2044	30	32		Issuer LLC / Reynolds Group Issuer
5.65%, 12/01/2041	5	6		(Luxembourg) S.A.
		$208		5.75%, 10/15/2020	30	32

Building Materials - 0.33%				Credit Card Asset Backed Securities - 0.34%
Ainsworth Lumber Co Ltd
7.50%, 12/15/2017 (d)	10	11		BA Credit Card Trust
				0.42%, 09/16/2019 (e)	75	75
CRH America Inc				Barclays Dryrock Issuance Trust
6.00%, 09/30/2016	15	17		0.49%, 03/16/2020 (e)	100	100
8.13%, 07/15/2018	45	55
Martin Marietta Materials Inc						$175
0.00%, 06/30/2017 (a),(d),(e),(f)	65	65		Diversified Financial Services - 0.53%
4.25%, 07/02/2024 (d),(f)	15	15		Aircastle Ltd
Norbord Inc				4.63%, 12/15/2018	5	5
5.38%, 12/01/2020 (d)	5	5		5.13%, 03/15/2021	10	10
Owens Corning				7.63%, 04/15/2020	5	6
4.20%, 12/15/2022	5	5		Ally Financial Inc
		$173		8.00%, 03/15/2020	10	12
				American Honda Finance Corp
Chemicals - 0.25%				1.13%, 10/07/2016	40	40
CF Industries Inc				Credit Acceptance Corp
4.95%, 06/01/2043	5	5		6.13%, 02/15/2021 (d)	15	16
5.15%, 03/15/2034	20	21		Denali Borrower LLC / Denali Finance Corp
Dow Chemical Co/The				5.63%, 10/15/2020 (d)	15	16
4.38%, 11/15/2042	10	10		General Electric Capital Corp
Eagle Spinco Inc				0.50%, 05/15/2017 (e)	50	50
4.63%, 02/15/2021	10	10		5.25%, 06/29/2049 (e)	20	20
LYB International Finance BV
4.88%, 03/15/2044	20	21		General Motors Financial Co Inc
Monsanto Co				3.25%, 05/15/2018	10	10
3.38%, 07/15/2024 (f)	5	5		Icahn Enterprises LP / Icahn Enterprises
4.20%, 07/15/2034 (f)	20	20		Finance Corp
				3.50%, 03/15/2017	10	10
Mosaic Co/The				6.00%, 08/01/2020	5	5
5.45%, 11/15/2033	15	17
NOVA Chemicals Corp				International Lease Finance Corp
5.25%, 08/01/2023 (d)	5	5		6.25%, 05/15/2019	5	6
				8.62%, 09/15/2015 (e)	5	6
Taminco Global Chemical Corp
9.75%, 03/31/2020 (d)	15	17		National Rural Utilities Cooperative Finance
				Corp
		$131		0.47%, 05/12/2017 (e)	50	50
Commercial Services - 0.04%				4.75%, 04/30/2043 (e)	10	10
ERAC USA Finance LLC						$272
2.75%, 03/15/2017 (d)	10	10
3.85%, 11/15/2024 (d)	10	10		Electric - 1.00%
				Alabama Power Co
		$20		3.85%, 12/01/2042	10	10
Computers - 0.65%				CMS Energy Corp
Affiliated Computer Services Inc				4.70%, 03/31/2043	5	5
5.20%, 06/01/2015	35	37		Commonwealth Edison Co
Apple Inc				3.80%, 10/01/2042	5	5
0.47%, 05/03/2018 (e)	50	50		4.60%, 08/15/2043	10	11
0.52%, 05/06/2019 (e)	60	60		DTE Electric Co
2.10%, 05/06/2019	10	10		3.38%, 03/01/2025 (f)	20	20
2.85%, 05/06/2021	35	35		DTE Energy Co
3.45%, 05/06/2024	20	20		6.38%, 04/15/2033	15	19
3.85%, 05/04/2043	20	18		Duke Energy Carolinas LLC
Hewlett-Packard Co				4.00%, 09/30/2042	10	10
3.00%, 09/15/2016	5	5		Duke Energy Corp
4.30%, 06/01/2021	20	22		3.75%, 04/15/2024	5	5

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Electric (continued)				Entertainment (continued)
Duke Energy Progress Inc				Peninsula Gaming LLC / Peninsula Gaming
4.38%, 03/30/2044	$5	$5		Corp
Edison International				8.38%, 02/15/2018 (d)	$5	$5
3.75%, 09/15/2017	10	11		Regal Entertainment Group
Electricite de France SA				5.75%, 03/15/2022	5	5
2.15%, 01/22/2019 (d)	5	5		5.75%, 02/01/2025	15	15
Elwood Energy LLC				WMG Acquisition Corp
8.16%, 07/05/2026	17	19		5.63%, 04/15/2022 (d)	5	5
Energy Future Intermediate Holding Co LLC /				6.00%, 01/15/2021 (d)	13	14
EFIH Finance Inc						$87
11.75%, 03/01/2022 (d),(e)	5	6
FirstEnergy Corp				Environmental Control - 0.05%
7.38%, 11/15/2031	15	18		Republic Services Inc
Florida Power & Light Co				3.80%, 05/15/2018	25	27
4.05%, 06/01/2042	20	20
4.13%, 02/01/2042	5	5		Food- 0.15%
Miran Mid-Atlantic Series C Pass Through				Ingles Markets Inc
Trust				5.75%, 06/15/2023	5	5
10.06%, 12/30/2028	24	27		Kraft Foods Group Inc
Northern States Power Co/MN				6.50%, 02/09/2040	10	13
3.40%, 08/15/2042	5	4		Kroger Co/The
NRG Energy Inc				5.00%, 04/15/2042	10	11
6.25%, 05/01/2024 (d)	5	5		Mondelez International Inc
8.25%, 09/01/2020	10	11		6.50%, 11/01/2031	5	6
Oncor Electric Delivery Co LLC				Smithfield Foods Inc
2.15%, 06/01/2019 (d)	30	30		5.88%, 08/01/2021 (d)	5	5
5.25%, 09/30/2040	5	6		Wm Wrigley Jr Co
Pacific Gas & Electric Co				2.40%, 10/21/2018 (d)	10	10
4.45%, 04/15/2042	5	5		3.38%, 10/21/2020 (d)	25	26
5.13%, 11/15/2043	15	17				$76
PacifiCorp
3.85%, 06/15/2021	10	11		Forest Products & Paper - 0.11%
PPL Electric Utilities Corp				Cascades Inc
3.00%, 09/15/2021	5	5		5.50%, 07/15/2022 (d)	5	5
4.75%, 07/15/2043	5	5		Domtar Corp
PPL WEM Holdings Ltd				6.25%, 09/01/2042	20	22
3.90%, 05/01/2016 (d)	25	26		6.75%, 02/15/2044	5	6
5.38%, 05/01/2021 (d)	5	6		International Paper Co
Public Service Co of Colorado				4.80%, 06/15/2044	15	15
4.30%, 03/15/2044	5	5		Resolute Forest Products Inc
4.75%, 08/15/2041	10	11		5.88%, 05/15/2023	5	5
Public Service Electric & Gas Co				Sappi Papier Holding GmbH
2.30%, 09/15/2018	20	20		7.50%, 06/15/2032 (d)	5	5
3.65%, 09/01/2042	5	5				$58
Puget Energy Inc				Healthcare - Products - 0.03%
5.63%, 07/15/2022	5	6		Universal Hospital Services Inc
6.00%, 09/01/2021	25	29		7.63%, 08/15/2020	15	16
San Diego Gas & Electric Co
4.30%, 04/01/2042	5	5
Southern California Edison Co				Healthcare - Services - 0.47%
1.13%, 05/01/2017	50	50		Centene Corp
4.05%, 03/15/2042	15	15		4.75%, 05/15/2022	55	56
Virginia Electric and Power Co				5.75%, 06/01/2017	24	26
4.00%, 01/15/2043	5	5		DaVita HealthCare Partners Inc
4.45%, 02/15/2044	15	16		5.75%, 08/15/2022	5	5
4.65%, 08/15/2043	15	16		Fresenius Medical Care US Finance II Inc
		$515		5.88%, 01/31/2022 (d)	5	6
				HCA Inc
Electronics - 0.03%				4.75%, 05/01/2023	5	5
Viasystems Inc				5.88%, 03/15/2022	5	5
7.88%, 05/01/2019 (d)	15	16		7.25%, 09/15/2020	25	27
				LifePoint Hospitals Inc
Entertainment - 0.17%				5.50%, 12/01/2021 (d)	5	5
CCM Merger Inc				MPH Acquisition Holdings LLC
9.13%, 05/01/2019 (d)	20	22		6.63%, 04/01/2022 (d)	10	10
Cinemark USA Inc				Ventas Realty LP
4.88%, 06/01/2023	5	5		1.25%, 04/17/2017	25	25
DreamWorks Animation SKG Inc				1.55%, 09/26/2016	15	15
6.88%, 08/15/2020 (d)	15	16

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Healthcare - Services (continued)				Iron & Steel - 0.23%
WellCare Health Plans Inc				ArcelorMittal
5.75%, 11/15/2020	$55	$59		7.50%, 10/15/2039	$35		$38
		$244		Glencore Funding LLC
				3.13%, 04/29/2019 (d)	40		41
Holding Companies - Diversified - 0.01%				Signode Industrial Group Lux SA/Signode
Nielsen Co Luxembourg SARL/The				Industrial Group US Inc
5.50%, 10/01/2021 (d)	5	5		6.38%, 05/01/2022 (d)	5		5
				Vale Overseas Ltd
Home Builders - 0.14%				4.38%, 01/11/2022	35		36
Ashton Woods USA LLC / Ashton Woods							$120
Finance Co
6.88%, 02/15/2021 (d)	5	5		Lodging - 0.07%
Beazer Homes USA Inc				MGM Resorts International
6.63%, 04/15/2018	15	16		6.63%, 12/15/2021	5		6
				10.00%, 11/01/2016	5		6
Lennar Corp				Wyndham Worldwide Corp
4.13%, 12/01/2018	5	5
4.75%, 11/15/2022 (e)	15	15		2.50%, 03/01/2018	25		25
MDC Holdings Inc							$37
6.00%, 01/15/2043	15	14		Machinery - Construction & Mining - 0.01%
WCI Communities Inc				Vander Intermediate Holding II Corp
6.88%, 08/15/2021	10	11		9.75%, PIK 10.50%, 02/01/2019 (d),(g)	5		5
Woodside Homes Co LLC / Woodside Homes
Finance Inc
6.75%, 12/15/2021 (d)	5	5		Media- 0.97%
		$71		21st Century Fox America Inc
				5.40%, 10/01/2043	15		17
Home Equity Asset Backed Securities - 0.04%				Cablevision Systems Corp
Specialty Underwriting & Residential Finance				8.00%, 04/15/2020	10		11
Trust Series 2004-BC1				CBS Corp
0.92%, 02/25/2035 (e)	21	20		5.75%, 04/15/2020	15		17
				Comcast Corp

Insurance - 1.35%				4.75%, 03/01/2044	10		11
American International Group Inc				6.40%, 05/15/2038	5		6
				6.40%, 03/01/2040	20		26
3.80%, 03/22/2017	25	27		6.50%, 11/15/2035	5		7
4.88%, 09/15/2016	15	16
5.45%, 05/18/2017	20	22		Cumulus Media Holdings Inc
				7.75%, 05/01/2019	15		16
6.40%, 12/15/2020	25	30		DIRECTV Holdings LLC / DIRECTV
Five Corners Funding Trust
4.42%, 11/15/2023(d)	210	221		Financing Co Inc
Liberty Mutual Group Inc				5.00%, 03/01/2021	15		17
5.00%, 06/01/2021 (d)	15	16		6.00%, 08/15/2040	5		6
7.00%, 03/07/2067 (d),(e)	15	16		6.38%, 03/01/2041	5		6
7.80%, 03/07/2087 (d)	20	24		DISH DBS Corp
MetLife Inc				4.25%, 04/01/2018	5		5
4.13%, 08/13/2042	15	15		5.88%, 07/15/2022	15		16
				6.75%, 06/01/2021	10		11
4.88%, 11/13/2043	20	22		7.88%, 09/01/2019	10		12
Metropolitan Life Global Funding I
2.30%, 04/10/2019 (d)	150	152		Grupo Televisa SAB
Reliance Standard Life Global Funding II				6.63%, 01/15/2040	25		31
2.50%, 04/24/2019 (d)	25	25		NBCUniversal Media LLC
Voya Financial Inc				5.15%, 04/30/2020	30		34
				Nielsen Finance LLC / Nielsen Finance Co
2.90%, 02/15/2018	75	78		5.00%, 04/15/2022 (d)	10		10
5.65%, 05/15/2053 (e)	30	30
XL Group PLC				RCN Telecom Services LLC / RCN Capital
6.50%, 12/31/2049 (e)	5	5		Corp
				8.50%, 08/15/2020 (d)	5		5
		$699		Time Warner Cable Inc
Internet - 0.06%				4.13%, 02/15/2021	30		32
eBay Inc				5.88%, 11/15/2040	20		23
4.00%, 07/15/2042	5	5		6.55%, 05/01/2037	35		44
Equinix Inc				6.75%, 07/01/2018	5		6
4.88%, 04/01/2020	5	5		Time Warner Inc
5.38%, 04/01/2023	5	5		2.10%, 06/01/2019	30		30
Zayo Group LLC / Zayo Capital Inc				6.25%, 03/29/2041	30		36
8.13%, 01/01/2020	5	5		Univision Communications Inc
10.13%, 07/01/2020	10	12		8.50%, 05/15/2021 (d)	10		11
		$32		Viacom Inc
				4.38%, 03/15/2043	29		27
				5.85%, 09/01/2043	5		6

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Media (continued)				Mortgage Backed Securities (continued)
WideOpenWest Finance LLC /				FHLMC Multifamily Structured Pass Through
WideOpenWest Capital Corp				Certificates
13.38%, 10/15/2019	$20	$23		2.22%, 12/25/2018 (e)	$30	$31
		$502		2.70%, 05/25/2018	75	78
				Freddie Mac
Metal Fabrication & Hardware - 0.01%				3.50%, 02/15/2025 (e)	392	35
Wise Metals Intermediate Holdings LLC/Wise				Freddie Mac REMICS
Holdings Finance Corp				0.75%, 08/15/2018 (e)	11	11
9.75%, PIK 10.50%, 06/15/2019 (d),(g)	5	5
				1.25%, 09/15/2033	82	82
				GE Commercial Mortgage Corp Series 2007-
Mining - 0.20%				C1 Trust
Barrick Gold Corp				5.61%, 12/10/2049 (e)	100	105
3.85%, 04/01/2022	10	10		GS Mortgage Securities Trust 2013-GCJ12
BHP Billiton Finance USA Ltd				3.78%, 06/10/2046 (e)	25	25
2.05%, 09/30/2018	30	30		JP Morgan Chase Commercial Mortgage
FMG Resources August 2006 Pty Ltd				Securities Trust 2004-LN2
8.25%, 11/01/2019 (d)	15	16		5.12%, 07/15/2041	6	6
Freeport-McMoRan Copper & Gold Inc				JP Morgan Chase Commercial Mortgage
3.10%, 03/15/2020	10	10		Securities Trust 2005-LDP3
5.45%, 03/15/2043	5	5		5.17%, 08/15/2042 (e)	25	26
Newmont Mining Corp				JP Morgan Chase Commercial Mortgage
4.88%, 03/15/2042	15	14		Securities Trust 2006-CIBC17
Rio Tinto Finance USA Ltd				5.43%, 12/12/2043	25	27
9.00%, 05/01/2019	10	13		LB-UBS Commercial Mortgage Trust 2005-
Teck Resources Ltd				C7
5.20%, 03/01/2042	5	5		5.32%, 11/15/2040	45	47
Volcan Cia Minera SAA				LB-UBS Commercial Mortgage Trust 2007-
5.38%, 02/02/2022 (d)	2	2		C2
		$105		5.43%, 02/15/2040	8	9
				Morgan Stanley Capital I Trust 2007-HQ12
Miscellaneous Manufacturing - 0.30%				5.77%, 04/12/2049 (e)	25	27
Eaton Corp				5.77%, 04/12/2049 (e)	39	40
2.75%, 11/02/2022	30	29		RBSCF Trust 2009-RR1
General Electric Co				6.05%, 09/17/2039 (d),(e)	32	32
4.13%, 10/09/2042	5	5		UBS Commercial Mortgage Trust 2012-C1
4.50%, 03/11/2044	30	31		3.40%, 05/10/2045 (e)	55	56
Ingersoll-Rand Global Holding Co Ltd				UBS-Barclays Commercial Mortgage Trust
2.88%, 01/15/2019	10	10		2013-C5
Textron Inc				3.18%, 03/10/2046 (e)	15	15
6.20%, 03/15/2015	10	11		Wachovia Bank Commercial Mortgage Trust
Tyco Electronics Group SA				Series 2007-C34
1.60%, 02/03/2015	15	15		5.68%, 05/15/2046 (e)	110	122
2.38%, 12/17/2018	20	20				$993
3.50%, 02/03/2022	35	36
		$157		Office & Business Equipment - 0.09%
				Xerox Corp
Mortgage Backed Securities - 1.92%				2.80%, 05/15/2020	20	20
Banc of America Commercial Mortgage Trust				2.95%, 03/15/2017	5	5
2006-3				6.75%, 02/01/2017	5	6
5.89%, 07/10/2044	15	16		6.75%, 12/15/2039	15	18
BCRR Trust 2009-1						$49
5.86%, 07/17/2040 (d)	25	28
CD 2006-CD3 Mortgage Trust				Oil & Gas - 1.78%
5.62%, 10/15/2048	34	37		Anadarko Petroleum Corp
COMM 2013-CCRE6 Mortgage Trust				5.95%, 09/15/2016	30	33
3.10%, 03/10/2046 (e)	10	10		6.45%, 09/15/2036	5	6
Credit Suisse First Boston Mortgage Securities				Baytex Energy Corp
Corp				5.13%, 06/01/2021 (d)	5	5
0.93%, 11/15/2037 (d),(e)	789	1		BP Capital Markets PLC
4.77%, 07/15/2037	20	20		0.76%, 05/10/2019 (e)	50	50
CSMC Series 2009-RR3				Carrizo Oil & Gas Inc
5.34%, 12/15/2043 (d),(e)	25	27		8.63%, 10/15/2018	35	37
Fannie Mae				Chaparral Energy Inc
5.85%, 06/25/2018 (e)	77	5		7.63%, 11/15/2022	10	11
Fannie Mae Interest Strip				Chesapeake Energy Corp
4.50%, 10/01/2035 (e)	488	35		3.48%, 04/15/2019 (e)	5	5
Fannie Mae REMICS				4.88%, 04/15/2022	5	5
4.00%, 02/25/2029 (e)	121	17		6.13%, 02/15/2021	5	6
6.60%, 03/25/2021 (e)	152	18		Cimarex Energy Co
6.60%, 11/25/2036 (e)	36	5		4.38%, 06/01/2024	10	10

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Oil & Gas (continued)				Oil & Gas Services (continued)
ConocoPhillips				Hornbeck Offshore Services Inc
5.75%, 02/01/2019	$15	$18		5.00%, 03/01/2021	$10	$10
Continental Resources Inc/OK				Key Energy Services Inc
4.50%, 04/15/2023	10	11		6.75%, 03/01/2021	15	16
4.90%, 06/01/2044 (d)	15	16		Weatherford International LLC
Delek & Avner Tamar Bond Ltd				6.35%, 06/15/2017	5	6
5.41%, 12/30/2025 (d)	50	51		Weatherford International Ltd/Bermuda
Denbury Resources Inc				5.95%, 04/15/2042	10	11
5.50%, 05/01/2022	10	10		6.50%, 08/01/2036	10	12
Devon Energy Corp						$60
2.25%, 12/15/2018	40	41
Ecopetrol SA				Other Asset Backed Securities - 0.55%
5.88%, 09/18/2023	75	84		Carrington Mortgage Loan Trust Series 2005-
Encana Corp				FRE1
				0.43%, 12/25/2035 (e)	5	5
5.15%, 11/15/2041	10	11		Countrywide Asset-Backed Certificates
EP Energy LLC / EP Energy Finance Inc				0.40%, 03/25/2036 (e)	60	51
9.38%, 05/01/2020	30	34		1.76%, 01/25/2034 (e)	68	63
Halcon Resources Corp				John Deere Owner Trust 2013-B
9.25%, 02/15/2022	5	5		0.55%, 01/15/2016 (e)	107	107
Kerr-McGee Corp
7.88%, 09/15/2031	15	21		JP Morgan Mortgage Acquisition Trust 2007-
Kodiak Oil & Gas Corp				CH3
				0.30%, 03/25/2037 (e)	55	53
5.50%, 01/15/2021	5	5		MSDWCC Heloc Trust 2005-1
8.13%, 12/01/2019	15	17		0.53%, 07/25/2017 (e)	5	5
Linn Energy LLC / Linn Energy Finance
Corp						$284
6.25%, 11/01/2019 (d),(e)	5	5		Packaging & Containers - 0.19%
Nabors Industries Inc				Berry Plastics Corp
2.35%, 09/15/2016	10	10		5.50%, 05/15/2022	5	5
Northern Blizzard Resources Inc				Beverage Packaging Holdings Luxembourg II
7.25%, 02/01/2022 (d)	10	10		SA / Beverage Packaging Holdings II
Oasis Petroleum Inc				5.63%, 12/15/2016 (d)	5	5
6.50%, 11/01/2021	10	11		Crown Cork & Seal Co Inc
Ocean Rig UDW Inc				7.38%, 12/15/2026	8	9
7.25%, 04/01/2019 (d)	10	10		Exopack Holding Corp
PDC Energy Inc				10.00%, 06/01/2018 (d)	20	22
7.75%, 10/15/2022	10	11		Packaging Corp of America
Petrobras Global Finance BV				4.50%, 11/01/2023	20	21
3.25%, 03/17/2017	25	26		Rock-Tenn Co
Petrobras International Finance Co				3.50%, 03/01/2020	30	31
5.38%, 01/27/2021	60	63		4.90%, 03/01/2022	5	5
Petroleos Mexicanos						$98
4.88%, 01/24/2022	55	60
4.88%, 01/18/2024 (d)	50	54		Pharmaceuticals - 0.60%
QEP Resources Inc				Actavis Funding SCS
5.25%, 05/01/2023	10	10		2.45%, 06/15/2019 (d)	5	5
RKI Exploration & Production LLC / RKI				3.85%, 06/15/2024 (d),(e)	20	20
Finance Corp				4.85%, 06/15/2044 (d)	30	30
8.50%, 08/01/2021 (d)	5	5		Express Scripts Holding Co
Rowan Cos Inc				2.25%, 06/15/2019	35	35
4.75%, 01/15/2024	20	21		2.75%, 11/21/2014	25	25
5.00%, 09/01/2017	15	16		6.13%, 11/15/2041	20	24
Seventy Seven Energy Inc				Forest Laboratories Inc
6.50%, 07/15/2022 (d)	5	5		4.38%, 02/01/2019 (d)	70	76
Statoil ASA				4.88%, 02/15/2021 (d)	5	5
1.20%, 01/17/2018	15	15		GlaxoSmithKline Capital Inc
Talisman Energy Inc				5.38%, 04/15/2034	5	6
3.75%, 02/01/2021	20	21		McKesson Corp
5.50%, 05/15/2042	10	11		3.25%, 03/01/2016	20	21
7.75%, 06/01/2019	20	25		Merck & Co Inc
Total Capital International SA				1.30%, 05/18/2018	20	20
1.50%, 02/17/2017	15	15		Salix Pharmaceuticals Ltd
Transocean Inc				6.00%, 01/15/2021 (d)	15	16
6.38%, 12/15/2021	20	23		Valeant Pharmaceuticals International Inc
		$919		7.50%, 07/15/2021 (d)	15	17
				Wyeth LLC
Oil & Gas Services - 0.12%				6.00%, 02/15/2036	5	6
FTS International Inc				Zoetis Inc
6.25%, 05/01/2022 (d)	5	5		1.15%, 02/01/2016	5	5
						$311

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Pipelines - 0.71%				REITS (continued)
Access Midstream Partners LP / ACMP				Rayonier AM Products Inc
Finance Corp				5.50%, 06/01/2024 (d)	$5	$5
4.88%, 05/15/2023	$40	$42		Ventas Realty LP / Ventas Capital Corp
4.88%, 03/15/2024	10	11		2.70%, 04/01/2020	35	35
Buckeye Partners LP						$173
2.65%, 11/15/2018	5	5
DCP Midstream LLC				Retail - 0.50%
5.85%, 05/21/2043 (d),(e)	10	9		Building Materials Holding Corp
				9.00%, 09/15/2018 (d)	5	5
El Paso Pipeline Partners Operating Co LLC
4.70%, 11/01/2042	15	14		CVS Caremark Corp
5.00%, 10/01/2021	10	11		1.20%, 12/05/2016	25	25
Enable Midstream Partners LP				2.25%, 12/05/2018	5	5
2.40%, 05/15/2019 (d)	40	40		CVS Pass-Through Trust
				5.93%, 01/10/2034 (d)	9	11
Enbridge Inc				7.51%, 01/10/2032 (d)	5	6
0.68%, 06/02/2017 (e)	30	30
3.50%, 06/10/2024	25	25		Landry's Holdings II Inc
				10.25%, 01/01/2018 (d)	15	16
Energy Transfer Equity LP
5.88%, 01/15/2024 (d)	5	5		Macy's Retail Holdings Inc
Energy Transfer Partners LP				5.75%, 07/15/2014	5	5
5.95%, 10/01/2043	15	17		5.90%, 12/01/2016	36	40
Kinder Morgan Energy Partners LP				6.38%, 03/15/2037	10	12
2.65%, 02/01/2019	15	15		Michaels FinCo Holdings LLC / Michaels
5.63%, 09/01/2041	10	11		FinCo Inc
				7.50%, PIK 8.25%, 08/01/2018 (d),(g)	5	5
Kinder Morgan Inc/DE
5.00%, 02/15/2021 (d)	10	10		Michaels Stores Inc
5.63%, 11/15/2023 (d)	5	5		5.88%, 12/15/2020 (d)	5	5
TransCanada PipeLines Ltd				Neiman Marcus Group LTD LLC
				8.75%, 10/15/2021 (d)	5	6
4.63%, 03/01/2034	10	11
7.13%, 01/15/2019	5	6		New Academy Finance Co LLC / New
Western Gas Partners LP				Academy Finance Corp
				8.00%, PIK 8.75%, 06/15/2018 (d),(g)	20	20
2.60%, 08/15/2018	25	25		Petco Holdings Inc
5.45%, 04/01/2044	25	28		8.50%, PIK 9.25%, 10/15/2017 (d),(g)	20	21
Williams Cos Inc/The
7.88%, 09/01/2021	20	25		Suburban Propane Partners LP/Suburban
Williams Partners LP				Energy Finance Corp
4.30%, 03/04/2024	20	21		7.38%, 03/15/2020	10	11
		$366		Target Corp
				2.30%, 06/26/2019	5	5
Private Equity - 0.06%				4.00%, 07/01/2042	5	5
Apollo Management Holdings LP				Wal-Mart Stores Inc
4.00%, 05/30/2024 (d)	20	20		1.00%, 04/21/2017	50	50
KKR Group Finance Co III LLC				4.75%, 10/02/2043	5	5
5.13%, 06/01/2044 (d)	10	10				$258

		$30		Savings & Loans - 0.09%
Real Estate - 0.13%				Santander Holdings USA Inc/PA
Crescent Resources LLC / Crescent Ventures				3.00%, 09/24/2015	45	46
Inc
10.25%, 08/15/2017 (d)	10	11
				Software - 0.12%
Regency Centers LP				Activision Blizzard Inc
5.88%, 06/15/2017	50	56		5.63%, 09/15/2021 (d)	10	11
		$67		Oracle Corp
REITS- 0.33%				2.38%, 01/15/2019	20	20
ARC Properties Operating Partnership				3.63%, 07/15/2023	30	31
LP/Clark Acquisition LLC						$62
2.00%, 02/06/2017(d)	35	35
3.00%, 02/06/2019 (d)	15	15		Sovereign - 0.30%
DDR Corp				Mexico Government International Bond
4.63%, 07/15/2022	20	21		3.50%, 01/21/2021	60	62
				6.05%, 01/11/2040	10	12
DuPont Fabros Technology LP				Poland Government International Bond
5.88%, 09/15/2021	5	5
HCP Inc				3.00%, 03/17/2023	25	24
				Romanian Government International Bond
2.63%, 02/01/2020	15	15		4.88%, 01/22/2024 (d)	10	11
Healthcare Trust of America Holdings LP				Russian Foreign Bond - Eurobond
3.38%, 07/15/2021	20	20		7.50%, 03/31/2030 (d)	38	44
iStar Financial Inc
4.88%, 07/01/2018	5	5				$153
9.00%, 06/01/2017	5	6		Student Loan Asset Backed Securities - 0.52%
Prologis LP				SLM Private Education Loan Trust 2012-E
4.25%, 08/15/2023	10	11		0.90%, 06/15/2016 (d),(e)	83	84

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Student Loan Asset Backed Securities (continued)				Transportation (continued)
SLM Private Education Loan Trust 2013-A				FedEx Corp
0.75%, 08/15/2022 (d),(e)	$127	$128		5.10%, 01/15/2044	$10		$11
SLM Student Loan Trust 2008-5				Navios Maritime Acquisition Corp / Navios
1.53%, 01/25/2018 (e)	23	23		Acquisition Finance US Inc
SLM Student Loan Trust 2008-6				8.13%, 11/15/2021 (d)	20		21
0.78%, 10/25/2017 (e)	32	32		Navios Maritime Holdings Inc / Navios
		$267		Maritime Finance II US Inc
				7.38%, 01/15/2022 (d)	10		10
Telecommunications - 1.03%				Navios South American Logistics Inc / Navios
AT&T Inc				Logistics Finance US Inc
1.14%, 11/27/2018 (e)	10	10		7.25%, 05/01/2022 (d)	5		5
2.38%, 11/27/2018	5	5		Swift Services Holdings Inc
4.30%, 12/15/2042	5	5		10.00%, 11/15/2018	15		16
4.35%, 06/15/2045	39	37		Union Pacific Railroad Co 2014-1 Pass
5.80%, 02/15/2019	45	52		Through Trust
CC Holdings GS V LLC / Crown Castle GS III				3.23%, 05/14/2026	20		20
Corp							$144
3.85%, 04/15/2023	25	25
Embarq Corp				Trucking & Leasing - 0.01%
8.00%, 06/01/2036	5	5		Jurassic Holdings III Inc
Goodman Networks Inc				6.88%, 02/15/2021 (d)	5		5
12.13%, 07/01/2018	5	5
Intelsat Jackson Holdings SA				TOTAL BONDS			$11,623
5.50%, 08/01/2023	5	5			Principal
Intelsat Luxembourg SA				CONVERTIBLE BONDS - 0.01%	Amount (000's)	Value	(000	's)
7.75%, 06/01/2021	20	21
8.13%, 06/01/2023	15	16		Semiconductors - 0.01%
Level 3 Communications Inc				Jazz Technologies Inc
				8.00%, 12/31/2018 (d)	5		5
11.88%, 02/01/2019	12	13
Level 3 Financing Inc
6.13%, 01/15/2021 (d)	5	5		TOTAL CONVERTIBLE BONDS			$5
8.13%, 07/01/2019	5	5		SENIOR FLOATING RATE INTERESTS -	Principal
NII Capital Corp				0.07%	Amount (000's)	Value	(000	's)
7.63%, 04/01/2021	10	3		Electronics - 0.01%
SBA Tower Trust				Isola USA Corp, Term Loan B
4.25%, 04/15/2015 (d),(e)	25	26		9.25%, 11/29/2018 (e)	$5		$5
Sprint Capital Corp
6.88%, 11/15/2028	10	10
Sprint Communications Inc				Forest Products & Paper - 0.01%
6.00%, 11/15/2022	5	5		Caraustar Industries Inc, Term Loan B
7.00%, 08/15/2020	20	22		7.50%, 04/26/2019 (e)	5		5
9.13%, 03/01/2017	3	4
Sprint Corp				Healthcare - Products - 0.01%
7.88%, 09/15/2023 (d)	5	6
				Accellent Inc, Term Loan
Telefonica Emisiones SAU				0.00%, 02/19/2021 (e),(h)	5		5
5.13%, 04/27/2020	5	6
7.05%, 06/20/2036	15	19
T-Mobile USA Inc				Oil & Gas - 0.04%
6.25%, 04/01/2021	10	11		Seadrill Operating LP, Term Loan B
6.63%, 04/28/2021	5	5		4.00%, 02/12/2021 (e)	20		20
Verizon Communications Inc
1.35%, 06/09/2017	25	25		TOTAL SENIOR FLOATING RATE INTERESTS			$35
1.98%, 09/14/2018 (e)	50	53		U.S. GOVERNMENT & GOVERNMENT	Principal
3.65%, 09/14/2018	10	11		AGENCY OBLIGATIONS - 14.25%	Amount (000's)	Value	(000	's)
5.05%, 03/15/2034	10	11		Federal Home Loan Mortgage Corporation (FHLMC) -
5.15%, 09/15/2023	5	6		1.43%
6.40%, 09/15/2033	55	67		3.50%, 04/01/2042	$35		$36
6.55%, 09/15/2043	15	19		4.50%, 04/01/2031	20		22
6.90%, 04/15/2038	10	13		4.50%, 04/01/2041	164		178
		$531		5.00%, 06/01/2031	49		55
				5.00%, 08/01/2040	145		161
Transportation - 0.28%				5.00%, 06/01/2041	57		63
Burlington Northern Santa Fe LLC				5.50%, 12/01/2022	8		9
4.45%, 03/15/2043	10	10		6.00%, 01/01/2029	7		8
CSX Corp				6.00%, 10/01/2036 (e)	14		16
3.70%, 10/30/2020	15	16		6.00%, 08/01/2037	39		44
5.50%, 04/15/2041	10	12		6.00%, 01/01/2038 (e)	8		9
6.25%, 03/15/2018	15	18		6.00%, 07/01/2038	28		32
Eletson Holdings				6.50%, 06/01/2017	7		7
9.63%, 01/15/2022 (d)	5	5
				6.50%, 05/01/2031	3		4

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT		Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)		Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)					Government National Mortgage Association (GNMA)
(continued)					(continued)
6.50%, 06/01/2031	$9		$10			6.00%, 09/20/2026	$12	$13
6.50%, 11/01/2031	2		3			6.00%, 01/15/2029	41	47
6.50%, 10/01/2035	23		27			6.00%, 06/15/2032	2	2
7.00%, 12/01/2027	11		12			7.00%, 05/15/2031	7	8
7.50%, 08/01/2030	1		2			7.00%, 02/20/2032	10	12
8.00%, 12/01/2030	37		43					$1,322

			$741		U.S. Treasury - 4.81%
Federal National Mortgage Association (FNMA) - 5.45%						0.25%, 05/15/2015	15	15
2.24%, 04/01/2037 (e)	14		15			0.50%, 06/15/2016	570	571
2.31%, 03/01/2035 (e)	13		14			0.88%, 04/30/2017	50	50
2.35%, 07/01/2034 (e)	5		6			1.25%, 10/31/2015	300	304
2.50%, 07/01/2029 (i)	65		66			1.25%, 10/31/2018	175	174
3.00%, 06/01/2027	204		213			1.50%, 07/31/2016	205	209
3.00%, 07/01/2044 (i)	470		464			2.38%, 12/31/2020	50	51
3.50%, 10/01/2033	96		101			2.63%, 02/29/2016	350	363
3.50%, 03/01/2042	20		21			3.13%, 01/31/2017	350	372
3.50%, 06/01/2042	44		45			3.13%, 05/15/2019	45	48
3.50%, 02/01/2043	170		174			3.13%, 11/15/2041	30	29
3.50%, 04/01/2043	24		24			3.13%, 02/15/2042	15	15
3.50%, 05/01/2043	67		69			3.63%, 08/15/2043	50	53
3.50%, 09/01/2043	49		51			3.88%, 08/15/2040	75	83
4.00%, 08/01/2020	8		9			4.38%, 05/15/2040	75	90
4.00%, 07/01/2026 (i)	100		106			4.50%, 02/15/2036	50	61
4.00%, 02/01/2031	9		10					$2,488
4.00%, 05/01/2031	19		21		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
4.00%, 06/01/2031	23		24		OBLIGATIONS			$7,371
4.00%, 03/01/2041	38		40		Total Investments			$53,017
4.00%, 07/01/2041 (i)	310		329		Liabilities in Excess of Other Assets, Net - (2.49)%			$(1,288)
4.00%, 05/01/2044	199		211		TOTAL NET ASSETS - 100.00%			$51,729
4.50%, 05/01/2040	21		23
4.50%, 05/01/2040	111		122
4.50%, 07/01/2040	21		23		(a)	Non-Income Producing Security
4.50%, 01/01/2041	18		19		(b)	Security is Illiquid
4.50%, 01/01/2041	116		127		(c)	Fair value of these investments is determined in good faith by the
5.00%, 07/01/2041 (i)	160		178			Manager under procedures established and periodically reviewed by the
5.50%, 03/01/2034	18		20			Board of Directors. At the end of the period, the fair value of these
5.50%, 04/01/2035	5		6			securities totaled $54 or 0.10% of net assets.
5.50%, 07/01/2038	82		92		(d)	Security exempt from registration under Rule 144A of the Securities Act of
5.50%, 05/01/2040	61		69			1933. These securities may be resold in transactions exempt from
5.76%, 02/01/2036 (e)	6		7			registration, normally to qualified institutional buyers. Unless otherwise
6.00%, 02/01/2025	31		35			indicated, these securities are not considered illiquid. At the end of the
6.00%, 11/01/2037	31		35			period, the value of these securities totaled $2,724 or 5.27% of net assets.
6.00%, 03/01/2038	13		15		(e)	Variable Rate. Rate shown is in effect at June 30, 2014.
6.50%, 02/01/2032	8		9		(f)	Security purchased on a when-issued basis.
6.50%, 07/01/2037	5		5		(g)	Payment in kind; the issuer has the option of paying additional securities
6.50%, 07/01/2037	4		5			in lieu of cash.
6.50%, 02/01/2038	6		6		(h)	This Senior Floating Rate Note will settle after June 30, 2014, at which
6.50%, 09/01/2038	10		11			time the interest rate will be determined.
			$2,820		(i)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
Government National Mortgage Association (GNMA) -						Notes to Financial Statements for additional information.
2.56%
1.63%, 07/20/2034 (e)	128		133
1.63%, 01/20/2035 (e)	47		49
1.63%, 07/20/2035 (e)	137		143
3.00%, 07/01/2044	75		76
3.50%, 05/15/2042	88		92
3.50%, 10/15/2042	45		47
3.50%, 08/15/2043	48		51
4.00%, 10/15/2041	72		77
4.00%, 07/20/2042	55		59
4.00%, 05/20/2043	21		22
4.00%, 07/01/2044	100		107
4.00%, 07/01/2044 (i)	50		53
4.50%, 01/20/2040	33		37
4.50%, 08/20/2040	65		71
4.50%, 10/20/2040	25		27
4.50%, 11/15/2040	76		83
5.00%, 02/15/2039	102		113

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2014 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	15 .63%
Consumer, Non-cyclical	15 .60%
Mortgage Securities	11 .36%
Technology	10 .80%
Consumer, Cyclical	9.06%
Energy	8.91%
Industrial	8.89%
Communications	7.51%
Government	5.11%
Utilities	3.10%
Asset Backed Securities	3.04%
Basic Materials	2.39%
Exchange Traded Funds	1.08%
Diversified	0.01%
Liabilities in Excess of Other Assets, Net	(2.49)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2014 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value (000's)		Principal
Semiconductors - 0.00%			BONDS (continued)	Amount (000's)	Value	(000	's)
Tower Semiconductor Ltd - Warrants (a),(b),(c)	47,588	$—	Automobile Asset Backed Securities (continued)
			AmeriCredit Automobile Receivables Trust
TOTAL COMMON STOCKS		$—	2014-2
INVESTMENT COMPANIES - 3.93%	Shares Held	Value (000's)	0.43%, 10/10/2017 (e)	$785		$785
			Capital Auto Receivables Asset Trust / Ally
Publicly Traded Investment Fund - 3.93%			0.62%, 07/20/2016	294		294
BlackRock Liquidity Funds FedFund Portfolio	12,548,520	12,549	0.79%, 06/20/2017	675		676
			Capital Auto Receivables Asset Trust 2014-2
TOTAL INVESTMENT COMPANIES		$12,549	1.26%, 05/21/2018 (e)	1,250		1,252
PREFERRED STOCKS - 0.43%	Shares Held	Value (000's)	Nissan Auto Receivables 2013-A Owner
Banks- 0.25%			Trust
State Street Corp 5.90%; Series D	30,000	786	0.37%, 09/15/2015	90		90
			Santander Drive Auto Receivables Trust 2014-
			2
Diversified Financial Services - 0.06%			0.47%, 07/17/2017 (e)	1,000		1,000
Ally Financial Inc (d)	180	181	0.80%, 04/16/2018 (e)	1,000		1,001
			Volkswagen Auto Lease Trust 2014-A
			0.52%, 10/20/2016 (e)	1,900		1,902
Telecommunications - 0.12%
Verizon Communications Inc	15,000	386	World Omni Auto Receivables Trust 2014-A
			0.94%, 04/15/2019 (e)	1,575		1,576
TOTAL PREFERRED STOCKS		$1,353				$10,368
	Principal		Automobile Floor Plan Asset Backed Securities - 1.39%
BONDS- 66.24%	Amount (000's)	Value (000's)	Ally Master Owner Trust
Aerospace & Defense - 0.11%			1.21%, 06/15/2017	3,000		3,020
Air 2 US			GE Dealer Floorplan Master Note Trust
8.63%, 10/01/2020 (c),(d)	$39	$41	0.59%, 10/20/2017 (e)	400		401
			0.75%, 07/20/2016 (e)	1,000		1,000
Rockwell Collins Inc
0.58%, 12/15/2016 (e)	320	321				$4,421
		$362	Automobile Manufacturers - 1.24%
Agriculture - 0.35%			Daimler Finance North America LLC
			1.25%, 01/11/2016 (d)	305		308
Altria Group Inc			1.30%, 07/31/2015 (d)	495		499
2.85%, 08/09/2022	205	197	1.45%, 08/01/2016 (d)	450		455
5.38%, 01/31/2044	255	279	2.38%, 08/01/2018 (d)	200		205
Japan Tobacco Inc
2.10%, 07/23/2018 (d)	215	217	Ford Motor Co
Philip Morris International Inc			6.63%, 10/01/2028	85		105
4.88%, 11/15/2043	255	275	7.40%, 11/01/2046	175		238
6.38%, 05/16/2038	5	6	General Motors Co
			3.50%, 10/02/2018 (d)	280		286
Pinnacle Operating Corp			4.88%, 10/02/2023 (d)	30		32
9.00%, 11/15/2020 (d)	138	150
			6.25%, 10/02/2043 (d)	250		287
		$1,124	Jaguar Land Rover Automotive PLC
Airlines - 0.16%			4.13%, 12/15/2018 (d)	200		206
United Airlines 2014-1 Class A Pass Through			Navistar International Corp
Trust			8.25%, 11/01/2021	155		162
4.00%, 04/11/2026 (c)	230	233	Nissan Motor Acceptance Corp
US Airways 2001-1G Pass Through Trust			0.78%, 03/03/2017 (d),(e)	410		411
7.08%, 09/20/2022 (c)	46	52	Toyota Motor Credit Corp
US Airways 2013-1 Class A Pass Through			2.10%, 01/17/2019	125		126
Trust			Volkswagen Group of America Finance LLC
3.95%, 11/15/2025 (c)	210	213	2.13%, 05/23/2019 (d)	385		385
		$498	Volkswagen International Finance NV
			1.13%, 11/18/2016 (d)	235		236
Automobile Asset Backed Securities - 3.25%						$3,941
Ally Auto Receivables Trust 2011-5
0.99%, 11/16/2015 (e)	81	81	Automobile Parts & Equipment - 0.13%
AmeriCredit Automobile Receivables Trust			Dana Holding Corp
2012-5			5.38%, 09/15/2021	30		31
0.51%, 01/08/2016	39	39	6.00%, 09/15/2023	60		64
AmeriCredit Automobile Receivables Trust			Gajah Tunggal Tbk PT
2013-1			7.75%, 02/06/2018 (d)	250		255
0.49%, 06/08/2016	430	430	Lear Corp
AmeriCredit Automobile Receivables Trust			5.38%, 03/15/2024	65		67
2013-5						$417
0.53%, 03/08/2017 (e)	241	242
AmeriCredit Automobile Receivables Trust			Banks- 7.94%
2014-1			Abbey National Treasury Services
0.57%, 07/10/2017 (e)	1,000	1,000	PLC/London
			3.05%, 08/23/2018	470		492

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2014 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)			Banks (continued)
Abbey National Treasury Services			Morgan Stanley (continued)
PLC/Stamford CT			5.00%, 11/24/2025	$195	$208
4.00%, 03/13/2024	$435	$449	5.45%, 07/29/2049 (e)	900	916
Associated Banc-Corp			5.50%, 07/24/2020	280	322
5.13%, 03/28/2016	705	751	National Australia Bank Ltd
Australia & New Zealand Banking Group Ltd			2.25%, 07/01/2019 (d),(f)	365	365
4.50%, 03/19/2024 (d)	615	631	Regions Financial Corp
Banco Inbursa SA Institucion de Banca			5.75%, 06/15/2015	890	930
Multiple			Royal Bank of Scotland Group PLC
4.13%, 06/06/2024 (d)	200	195	5.13%, 05/28/2024	475	482
Bancolombia SA			Skandinaviska Enskilda Banken AB
5.95%, 06/03/2021	100	110	2.38%, 03/25/2019 (d)	300	303
Bank of America Corp			Societe Generale SA
1.27%, 01/15/2019 (e)	250	253	6.00%, 12/31/2049 (d),(e)	545	537
4.00%, 04/01/2024	365	373	Standard Chartered PLC
4.10%, 07/24/2023	430	446	5.20%, 01/26/2024 (d)	205	219
4.13%, 01/22/2024	860	887	Toronto-Dominion Bank/The
4.88%, 04/01/2044	180	186	1.13%, 05/02/2017	535	535
Barclays PLC			UBS AG/Jersey
8.25%, 12/29/2049 (e)	440	466	7.25%, 02/22/2022 (e)	245	268
BBVA Banco Continental SA			Wells Fargo & Co
5.00%, 08/26/2022 (d)	150	159	4.10%, 06/03/2026	350	354
BBVA Bancomer SA/Texas			5.90%, 12/29/2049 (e)	460	488
6.75%, 09/30/2022 (d)	300	344	Westpac Banking Corp
BNZ International Funding Ltd			0.56%, 05/19/2017 (e)	1,445	1,445
2.35%, 03/04/2019 (d)	400	402			$25,342
BPCE SA
1.63%, 02/10/2017	335	337	Beverages - 1.17%
4.00%, 04/15/2024	260	265	Ajecorp BV
5.15%, 07/21/2024 (d)	415	438	6.50%, 05/14/2022	250	230
Caixa Economica Federal			Anheuser-Busch InBev Worldwide Inc
4.25%, 05/13/2019 (d)	300	303	1.38%, 07/15/2017	190	191
CIT Group Inc			2.50%, 07/15/2022	390	374
3.88%, 02/19/2019	155	157	7.75%, 01/15/2019	150	185
5.50%, 02/15/2019 (d)	810	878	Coca-Cola Icecek AS
			4.75%, 10/01/2018 (d)	250	263
Citigroup Inc
4.05%, 07/30/2022	310	318	Constellation Brands Inc
City National Corp/CA			3.75%, 05/01/2021	95	94
5.25%, 09/15/2020	515	580	4.25%, 05/01/2023	125	125
Cooperatieve Centrale Raiffeisen-			Corp Lindley SA
			6.75%, 11/23/2021 (d)	100	111
Boerenleenbank BA/Netherlands
11.00%, 12/29/2049 (d),(e)	281	377	6.75%, 11/23/2021	150	166
Credit Suisse Group AG			Pernod Ricard SA
6.25%, 12/29/2049 (d),(e)	500	503	4.45%, 01/15/2022 (d)	470	501
			5.75%, 04/07/2021 (d)	235	270
First Republic Bank/CA			SABMiller Holdings Inc
2.38%, 06/17/2019	1,035	1,041	3.75%, 01/15/2022 (d)	1,175	1,217
Goldman Sachs Group Inc/The
5.70%, 12/29/2049 (e)	65	67			$3,727
6.00%, 06/15/2020	200	233	Biotechnology - 1.04%
6.75%, 10/01/2037	195	235	Amgen Inc
HBOS Capital Funding LP			2.20%, 05/22/2019	435	434
6.07%, 06/29/2049 (d),(e)	65	65	5.15%, 11/15/2041	80	86
Huntington National Bank/The			Celgene Corp
0.65%, 04/24/2017 (e)	1,500	1,501	1.90%, 08/15/2017	185	188
2.20%, 04/01/2019	440	441	3.25%, 08/15/2022	170	170
ING Bank NV			4.00%, 08/15/2023	445	463
5.80%, 09/25/2023 (d)	200	225	4.63%, 05/15/2044	465	466
Intesa Sanpaolo SpA			5.25%, 08/15/2043	30	33
2.38%, 01/13/2017	455	462	Genzyme Corp
5.02%, 06/26/2024 (d)	555	562	5.00%, 06/15/2020	230	262
JP Morgan Chase & Co			Gilead Sciences Inc
3.20%, 01/25/2023	890	884	3.05%, 12/01/2016	135	141
4.85%, 02/01/2044	190	201	3.70%, 04/01/2024	500	513
5.00%, 12/29/2049 (e)	575	573	4.80%, 04/01/2044	435	459
6.13%, 12/29/2049 (e)	300	307	5.65%, 12/01/2041	80	94
Morgan Stanley					$3,309
1.75%, 02/25/2016	230	233
3.75%, 02/25/2023	545	554	Building Materials - 0.92%
4.88%, 11/01/2022	80	86	Boise Cascade Co
			6.38%, 11/01/2020	55	59

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2014 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Building Materials (continued)			Computers (continued)
CEMEX Espana SA/Luxembourg			NCR Corp
9.25%, 05/12/2020 (e)	$100	$109	4.63%, 02/15/2021	$172	$173
CRH America Inc			5.88%, 12/15/2021 (d)	55	58
6.00%, 09/30/2016	265	294	Seagate HDD Cayman
8.13%, 07/15/2018	510	627	4.75%, 06/01/2023 (d)	350	353
Martin Marietta Materials Inc			4.75%, 01/01/2025 (d)	430	427
0.00%, 06/30/2017 (a),(d),(e),(f)	1,385	1,384			$6,181
4.25%, 07/02/2024 (d),(f)	270	272
Norbord Inc			Consumer Products - 0.16%
5.38%, 12/01/2020 (d)	95	96	Reynolds Group Issuer Inc / Reynolds Group
Owens Corning			Issuer LLC / Reynolds Group Issuer
4.20%, 12/15/2022	90	93	(Luxembourg) S.A.
		$2,934	7.13%, 04/15/2019	335	350
			7.88%, 08/15/2019	100	109
Chemicals - 0.84%			9.88%, 08/15/2019	40	44
Axiall Corp					$503
4.88%, 05/15/2023	50	50
CF Industries Inc			Credit Card Asset Backed Securities - 1.98%
4.95%, 06/01/2043	90	90	BA Credit Card Trust
			0.42%, 09/16/2019 (e)	1,200	1,201
5.15%, 03/15/2034	330	352	Barclays Dryrock Issuance Trust
Cornerstone Chemical Co			0.49%, 03/16/2020 (e)	1,500	1,500
9.38%, 03/15/2018 (d)	40	42
			0.51%, 12/16/2019 (e)	2,000	2,002
9.38%, 03/15/2018	30	32	Citibank Omni Master Trust
Dow Chemical Co/The			2.90%, 08/15/2018 (d),(e)	600	602
4.38%, 11/15/2042	175	167	Discover Card Execution Note Trust
Eagle Spinco Inc			0.35%, 01/16/2018 (e)	1,000	1,001
4.63%, 02/15/2021	100	99
LYB International Finance BV					$6,306
4.88%, 03/15/2044	315	328	Distribution & Wholesale - 0.04%
Mexichem SAB de CV			HD Supply Inc
4.88%, 09/19/2022 (d)	200	208	7.50%, 07/15/2020	111	121
4.88%, 09/19/2022	250	260
Monsanto Co
3.38%, 07/15/2024 (f)	55	55	Diversified Financial Services - 2.11%
4.20%, 07/15/2034 (f)	370	374	Aircastle Ltd
Mosaic Co/The			4.63%, 12/15/2018	55	57
5.45%, 11/15/2033	260	291	5.13%, 03/15/2021	125	129
NOVA Chemicals Corp			7.63%, 04/15/2020	45	53
5.25%, 08/01/2023 (d)	75	82	Ally Financial Inc
Taminco Global Chemical Corp			8.00%, 03/15/2020	100	121
9.75%, 03/31/2020 (d)	225	252	American Honda Finance Corp
		$2,682	2.13%, 10/10/2018	40	41
			Capital One Bank USA NA
Commercial Services - 0.26%			2.25%, 02/13/2019	375	377
ERAC USA Finance LLC			Countrywide Financial Corp
2.75%, 03/15/2017 (d)	155	160	6.25%, 05/15/2016	265	289
3.30%, 10/15/2022 (d)	50	49	Credit Acceptance Corp
3.85%, 11/15/2024 (d)	210	212	6.13%, 02/15/2021 (d)	225	235
MasterCard Inc			Denali Borrower LLC / Denali Finance Corp
3.38%, 04/01/2024	340	345	5.63%, 10/15/2020 (d)	235	249
TMS International Corp			Ford Motor Credit Co LLC
7.63%, 10/15/2021 (d)	70	75	4.38%, 08/06/2023	360	384
		$841	8.00%, 12/15/2016	335	389
			General Electric Capital Corp
Computers - 1.94%			0.50%, 05/15/2017 (e)	950	951
Affiliated Computer Services Inc			1.60%, 11/20/2017	460	463
5.20%, 06/01/2015	470	490	5.25%, 06/29/2049 (e)	400	405
Apple Inc			6.25%, 12/31/2049 (e)	400	445
0.47%, 05/03/2018 (e)	750	750
0.52%, 05/06/2019 (e)	960	961	General Motors Financial Co Inc
			3.25%, 05/15/2018	125	127
2.10%, 05/06/2019	120	121	Icahn Enterprises LP / Icahn Enterprises
2.85%, 05/06/2021	580	585
3.45%, 05/06/2024	465	470	Finance Corp
			3.50%, 03/15/2017	155	157
3.85%, 05/04/2043	305	280	4.88%, 03/15/2019	55	57
Compiler Finance Sub Inc
7.00%, 05/01/2021 (d)	80	81	6.00%, 08/01/2020	105	112
			International Lease Finance Corp
Hewlett-Packard Co			6.25%, 05/15/2019	95	106
3.00%, 09/15/2016	75	78
4.30%, 06/01/2021	325	348	National Rural Utilities Cooperative Finance
			Corp
International Business Machines Corp			0.47%, 05/12/2017 (e)	650	650
0.59%, 02/12/2019 (e)	1,000	1,006

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2014 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)

Diversified Financial Services (continued)			Electric (continued)
National Rural Utilities Cooperative Finance			Public Service Co of Colorado (continued)
Corp (continued)			4.75%, 08/15/2041	$250	$275
4.75%, 04/30/2043 (e)	$125	$123	Public Service Electric & Gas Co
Vesey Street Investment Trust I			2.30%, 09/15/2018	400	410
4.40%, 09/01/2016 (e)	765	816	3.65%, 09/01/2042	55	50
		$6,736	Puget Energy Inc
			5.63%, 07/15/2022	60	70
Electric - 2.64%			6.00%, 09/01/2021	340	401
AES Corp/VA			San Diego Gas & Electric Co
3.23%, 06/01/2019 (e)	20	20
			4.30%, 04/01/2042	125	130
Alabama Power Co			Southern California Edison Co
3.85%, 12/01/2042	125	120	4.05%, 03/15/2042	260	257
CMS Energy Corp			Virginia Electric and Power Co
4.70%, 03/31/2043	135	138	4.00%, 01/15/2043	65	63
Commonwealth Edison Co			4.45%, 02/15/2044	235	245
3.80%, 10/01/2042	115	108	4.65%, 08/15/2043	235	252
4.60%, 08/15/2043	170	183			$8,422
Dominion Gas Holdings LLC
4.80%, 11/01/2043 (d)	15	16	Electronics - 0.07%
DTE Electric Co			Sanmina Corp
3.38%, 03/01/2025 (f)	395	398	4.38%, 06/01/2019 (d)	15	15
DTE Energy Co			Viasystems Inc
6.38%, 04/15/2033	435	550	7.88%, 05/01/2019 (d)	200	211
Duke Energy Carolinas LLC					$226
4.00%, 09/30/2042	265	258
Duke Energy Corp			Engineering & Construction - 0.23%
3.75%, 04/15/2024	80	82	Odebrecht Finance Ltd
			5.13%, 06/26/2022 (d)	250	273
Duke Energy Progress Inc			Odebrecht Offshore Drilling Finance Ltd
4.38%, 03/30/2044	60	63	6.63%, 10/01/2022 (d)	198	210
Edison International			6.75%, 10/01/2022 (d)	241	258
3.75%, 09/15/2017	160	171
Electricite de France SA					$741
2.15%, 01/22/2019 (d)	115	116	Entertainment - 0.24%
5.63%, 12/29/2049 (d),(e)	565	591	Cinemark USA Inc
Elwood Energy LLC			4.88%, 06/01/2023	200	200
8.16%, 07/05/2026	146	165	DreamWorks Animation SKG Inc
Energy Future Intermediate Holding Co LLC /			6.88%, 08/15/2020 (d)	140	151
EFIH Finance Inc			Peninsula Gaming LLC / Peninsula Gaming
11.75%, 03/01/2022 (d),(e)	55	68	Corp
FirstEnergy Corp			8.38%, 02/15/2018 (d)	130	139
7.38%, 11/15/2031	235	278	Regal Entertainment Group
Florida Power & Light Co			5.75%, 03/15/2022	115	119
4.05%, 06/01/2042	245	243	5.75%, 02/01/2025	30	30
4.13%, 02/01/2042	120	120	WMG Acquisition Corp
Indiantown Cogeneration LP			5.63%, 04/15/2022 (d)	25	25
9.77%, 12/15/2020	97	110	6.00%, 01/15/2021 (d)	44	46
Miran Mid-Atlantic Series C Pass Through			WMG Holdings Corp
Trust			13.75%, 10/01/2019	60	72
10.06%, 12/30/2028	127	142			$782
Northern States Power Co/MN
3.40%, 08/15/2042	40	35	Environmental Control - 0.22%
NRG Energy Inc			Republic Services Inc
8.25%, 09/01/2020	125	137	3.80%, 05/15/2018	400	429
Oncor Electric Delivery Co LLC			Waste Management Inc
2.15%, 06/01/2019 (d)	545	545	7.75%, 05/15/2032	200	283
5.25%, 09/30/2040	120	139			$712
Pacific Gas & Electric Co			Food- 0.54%
4.45%, 04/15/2042	105	107	ConAgra Foods Inc
5.13%, 11/15/2043	235	263	1.30%, 01/25/2016	50	51
PacifiCorp			Grupo Bimbo SAB de CV
3.85%, 06/15/2021	150	161	3.88%, 06/27/2024 (d)	300	299
4.10%, 02/01/2042	120	118	Ingles Markets Inc
PPL Electric Utilities Corp			5.75%, 06/15/2023	90	91
3.00%, 09/15/2021	80	82	Kraft Foods Group Inc
4.75%, 07/15/2043	115	127	6.50%, 02/09/2040	210	266
PPL WEM Holdings Ltd			Kroger Co/The
3.90%, 05/01/2016 (d)	390	408
5.38%, 05/01/2021 (d)	115	129	5.00%, 04/15/2042	95	100
			Mondelez International Inc
Public Service Co of Colorado			6.50%, 11/01/2031	120	149
4.30%, 03/15/2044	75	78

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2014 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Food (continued)			Home Builders - 0.18%
Smithfield Foods Inc			Ashton Woods USA LLC / Ashton Woods
5.25%, 08/01/2018 (d)	$40	$42	Finance Co
5.88%, 08/01/2021 (d)	60	64	6.88%, 02/15/2021 (d)	$15	$15
Wm Wrigley Jr Co			Lennar Corp
2.40%, 10/21/2018 (d)	235	239	4.13%, 12/01/2018	90	92
3.38%, 10/21/2020 (d)	415	430	4.75%, 11/15/2022 (e)	65	65
		$1,731	MDC Holdings Inc
			6.00%, 01/15/2043	105	99
Forest Products & Paper - 0.32%			WCI Communities Inc
Cascades Inc			6.88%, 08/15/2021	150	154
5.50%, 07/15/2022 (d)	50	50
			Woodside Homes Co LLC / Woodside Homes
Domtar Corp			Finance Inc
6.25%, 09/01/2042	285	316	6.75%, 12/15/2021 (d)	145	148
6.75%, 02/15/2044	50	60			$573
International Paper Co
4.80%, 06/15/2044	245	247	Home Equity Asset Backed Securities - 0.06%
Resolute Forest Products Inc			New Century Home Equity Loan Trust 2005-
5.88%, 05/15/2023	110	108	1
Sappi Papier Holding GmbH			0.73%, 03/25/2035 (e)	25	25
7.50%, 06/15/2032 (d)	155	136	Saxon Asset Securities Trust 2004-1
Verso Paper Holdings LLC / Verso Paper Inc			1.85%, 03/25/2035 (e)	127	66

11.75%, 01/15/2019	95	100	Specialty Underwriting & Residential Finance

		$1,017	Trust Series 2004-BC1
			0.92%, 02/25/2035 (e)	123	116
Healthcare - Products - 0.13%					$207
ConvaTec Finance International SA
8.25%, PIK 9.00%, 01/15/2019 (d),(g)	200	204	Insurance - 2.17%
Universal Hospital Services Inc			American International Group Inc
7.63%, 08/15/2020	200	210	3.38%, 08/15/2020	550	571
		$414	3.80%, 03/22/2017	535	572
			5.45%, 05/18/2017	190	212
Healthcare - Services - 1.06%			6.40%, 12/15/2020	375	453
Centene Corp			Five Corners Funding Trust
4.75%, 05/15/2022	930	944	4.42%, 11/15/2023 (d)	1,190	1,255
5.75%, 06/01/2017	258	281	Liberty Mutual Group Inc
CHS/Community Health Systems Inc			4.25%, 06/15/2023 (d)	255	264
5.13%, 08/01/2021 (d)	15	15	5.00%, 06/01/2021 (d)	320	352
DaVita HealthCare Partners Inc			7.00%, 03/07/2067 (d),(e)	215	228
5.75%, 08/15/2022	50	54	7.80%, 03/07/2087 (d)	420	496
Fresenius Medical Care US Finance II Inc			MetLife Inc
5.88%, 01/31/2022 (d)	85	94
Fresenius Medical Care US Finance Inc			4.88%, 11/13/2043	375	405
6.50%, 09/15/2018 (d)	55	62	Metropolitan Life Global Funding I
			1.30%, 04/10/2017 (d)	260	261
HCA Inc			1.88%, 06/22/2018 (d)	195	196
4.75%, 05/01/2023	245	245	2.30%, 04/10/2019 (d)	365	369
5.00%, 03/15/2024	95	96	Reliance Standard Life Global Funding II
5.88%, 03/15/2022	85	92	2.50%, 04/24/2019 (d)	440	441
LifePoint Hospitals Inc			Voya Financial Inc
5.50%, 12/01/2021(d)	80	84
			2.90%, 02/15/2018	550	570
MPH Acquisition Holdings LLC			5.65%, 05/15/2053 (e)	200	203
6.63%, 04/01/2022 (d)	110	115
			XL Group PLC
Ventas Realty LP			6.50%, 12/31/2049 (e)	80	79
1.25%, 04/17/2017	370	370			$6,927
1.55%, 09/26/2016	315	318
WellCare Health Plans Inc			Internet - 0.17%
5.75%, 11/15/2020	590	628	eBay Inc
		$3,398	4.00%, 07/15/2042	115	103
			Equinix Inc
Holding Companies - Diversified - 0.19%			4.88%, 04/01/2020	35	36
Alfa SAB de CV			5.38%, 04/01/2023	115	118
5.25%, 03/25/2024 (d)	200	209
			Zayo Group LLC / Zayo Capital Inc
Alphabet Holding Co Inc			8.13%, 01/01/2020	65	71
7.75%, 11/01/2017	65	67	10.13%, 07/01/2020	175	202
Nielsen Co Luxembourg SARL/The					$530
5.50%, 10/01/2021 (d)	115	119
Tenedora Nemak SA de CV			Iron & Steel - 0.51%
5.50%, 02/28/2023 (d)	200	203	ArcelorMittal
		$598	7.50%, 10/15/2039	380	418
			Commercial Metals Co
			4.88%, 05/15/2023	160	156

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2014 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Iron & Steel (continued)			Media (continued)
Glencore Funding LLC			Time Warner Inc
3.13%, 04/29/2019 (d)	$650	$663	2.10%, 06/01/2019	$485	$483
Samarco Mineracao SA			6.25%, 03/29/2041	450	542
4.13%, 11/01/2022 (d)	350	331	Unitymedia Hessen GmbH & Co KG /
Signode Industrial Group Lux SA/Signode			Unitymedia NRW GmbH
Industrial Group US Inc			5.50%, 01/15/2023 (d)	150	155
6.38%, 05/01/2022 (d)	55	56	Univision Communications Inc
		$1,624	6.88%, 05/15/2019 (d)	45	48
			8.50%, 05/15/2021 (d)	120	133
Lodging - 0.17%			Viacom Inc
MGM Resorts International			4.38%, 03/15/2043	402	373
6.63%, 12/15/2021	30	33	5.85%, 09/01/2043	220	253
7.75%, 03/15/2022	10	12	VTR Finance BV
10.00%, 11/01/2016	60	71	6.88%, 01/15/2024 (d)	450	483
Wyndham Worldwide Corp			WideOpenWest Finance LLC /
2.50%, 03/01/2018	425	432	WideOpenWest Capital Corp
		$548	13.38%, 10/15/2019	145	168
Machinery - Construction & Mining - 0.06%			10.25%, 07/15/2019 (d)	50	56
Ferreycorp SAA					$9,507
4.88%, 04/26/2020 (d)	200	204
			Mining - 1.09%
			Anglo American Capital PLC
Media- 2.98%			1.18%, 04/15/2016 (d),(e)	750	752
21st Century Fox America Inc			9.38%, 04/08/2019 (d)	340	438
5.40%, 10/01/2043	290	324	Barrick Gold Corp
Cablevision Systems Corp			3.85%, 04/01/2022	145	144
8.00%, 04/15/2020	170	193	BHP Billiton Finance USA Ltd
CBS Corp			2.05%, 09/30/2018	700	708
5.75%, 04/15/2020	380	440	Corp Nacional del Cobre de Chile
7.88%, 07/30/2030	25	34	5.63%, 10/18/2043 (d)	200	221
Columbus International Inc			FMG Resources August 2006 Pty Ltd
7.38%, 03/30/2021 (d)	200	216	6.88%, 02/01/2018 (d)	55	58
Comcast Corp			6.88%, 04/01/2022 (d)	60	64
4.75%, 03/01/2044	175	185	8.25%, 11/01/2019 (d)	130	142
6.40%, 05/15/2038	105	134	Freeport-McMoRan Copper & Gold Inc
6.40%, 03/01/2040	345	442	3.10%, 03/15/2020	145	146
6.50%, 11/15/2035	15	19	5.45%, 03/15/2043	55	57
CSC Holdings LLC			Newmont Mining Corp
6.75%, 11/15/2021	45	49	4.88%, 03/15/2042	260	234
Cumulus Media Holdings Inc			Rio Tinto Finance USA Ltd
7.75%, 05/01/2019	60	63	9.00%, 05/01/2019	150	197
DIRECTV Holdings LLC / DIRECTV			St Barbara Ltd
Financing Co Inc			8.88%, 04/15/2018 (d)	200	166
5.00%, 03/01/2021	290	324	Teck Resources Ltd
6.00%, 08/15/2040	110	127	5.20%, 03/01/2042	55	53
6.38%, 03/01/2041	80	97	Volcan Cia Minera SAA
DISH DBS Corp			5.38%, 02/02/2022 (d)	38	38
5.88%, 07/15/2022	85	92	5.38%, 02/02/2022	75	75
6.75%, 06/01/2021	175	200			$3,493

7.88%, 09/01/2019	274	325	Miscellaneous Manufacturing - 0.70%
Grupo Televisa SAB
6.63%, 01/15/2040	250	305	Eaton Corp
NBCUniversal Enterprise Inc			2.75%, 11/02/2022	100	97
0.91%, 04/15/2018 (d),(e)	720	728	GE Capital Trust I
NBCUniversal Media LLC			6.38%, 11/15/2067	150	167
			General Electric Co
5.15%, 04/30/2020	240	275	4.50%, 03/11/2044	490	510
Nielsen Finance LLC / Nielsen Finance Co
5.00%, 04/15/2022 (d)	110	111	Ingersoll-Rand Global Holding Co Ltd
Numericable Group SA			2.88%, 01/15/2019	150	154
6.00%, 05/15/2022 (d)	200	208	Textron Inc
			6.20%, 03/15/2015	365	380
RCN Telecom Services LLC / RCN Capital			Tyco Electronics Group SA
Corp
8.50%, 08/15/2020 (d)	95	102	1.60%, 02/03/2015	205	206
			2.38%, 12/17/2018	100	101
Time Warner Cable Inc			3.50%, 02/03/2022	580	593
4.13%, 02/15/2021	450	486	7.13%, 10/01/2037	20	26
5.88%, 11/15/2040	225	262
6.55%, 05/01/2037	485	603			$2,234
6.75%, 07/01/2018	120	142
8.75%, 02/14/2019	255	327

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)		Amount (000's) Value (000's)

Mortgage Backed Securities - 6.60%				Mortgage Backed Securities (continued)
Banc of America Commercial Mortgage Trust				JP Morgan Chase Commercial Mortgage
2006-3				Securities Corp
5.89%, 07/10/2044	$206	$222		2.08%, 12/15/2047 (e)		$3,956	$398
Banc of America Commercial Mortgage Trust				JP Morgan Chase Commercial Mortgage
2007-3				Securities Trust 2004-LN2
0.43%, 06/10/2049 (d),(e)	300	289		5.12%, 07/15/2041		66	66
BB-UBS Trust				JP Morgan Chase Commercial Mortgage
2.89%, 06/05/2030 (d),(e)	350	344		Securities Trust 2006-CIBC17
BCRR Trust 2009-1				5.43%, 12/12/2043		370	398
5.86%, 07/17/2040 (d)	220	243		JP Morgan Chase Commercial Mortgage
CD 2006-CD3 Mortgage Trust				Securities Trust 2011-C5
5.62%, 10/15/2048	494	531		3.15%, 08/15/2046		320	334
COMM 2007-C9 Mortgage Trust				5.50%, 08/15/2046 (d),(e)		350	390
5.99%, 12/10/2049 (e)	1,000	1,018		JP Morgan Chase Commercial Mortgage
Credit Suisse Commercial Mortgage Trust				Securities Trust 2013-C16
Series 2006-C5				1.54%, 12/15/2046 (e)		12,432	896
0.92%, 12/15/2039 (e)	2,783	41	LB	-UBS Commercial Mortgage Trust 2005-
Credit Suisse Commercial Mortgage Trust				C7
Series 2007-C3				5.32%, 11/15/2040		350	367
5.87%, 06/15/2039 (e)	368	400	LB	-UBS Commercial Mortgage Trust 2007-
Credit Suisse First Boston Mortgage Securities				C1
Corp				0.60%, 02/15/2040 (e)		16,856	188
0.93%, 11/15/2037 (d),(e)	8,155	16	LB	-UBS Commercial Mortgage Trust 2007-
4.77%, 07/15/2037	335	344		C2
CSMC Series 2009-RR1				5.43%, 02/15/2040		279	307
5.38%, 02/15/2040 (d)	385	418		Morgan Stanley Bank of America Merrill
CSMC Series 2009-RR3				Lynch Trust 2014-C14
5.34%, 12/15/2043 (d),(e)	340	369		1.47%, 02/15/2047 (e)		9,979	753
Fannie Mae REMIC Trust 2005-W2				Morgan Stanley Capital I Trust 2007-HQ12
0.35%, 05/25/2035 (e)	176	173		5.77%, 04/12/2049 (e)		225	244
Fannie Mae REMICS				5.77%, 04/12/2049 (e)		949	970
2.25%, 07/25/2040	454	446		Morgan Stanley Capital I Trust 2007-IQ13
3.50%, 05/25/2027 (e)	1,230	168		5.36%, 03/15/2044 (e)		105	115
3.50%, 11/25/2027 (e)	479	58		Morgan Stanley Reremic Trust
3.50%, 07/25/2028 (e)	945	117		4.97%, 04/16/2040 (d)		525	528
3.50%, 07/25/2040	396	402		MSBAM Commercial Mortgage Securities
4.00%, 02/25/2029 (e)	2,063	282		Trust 2012-CKSV
6.35%, 03/25/2022 (e)	165	20		1.29%, 10/15/2022 (d),(e)		3,800	282
6.60%, 11/25/2036 (e)	547	82		3.28%, 10/15/2022 (d)		505	492
FHLMC Multifamily Structured Pass Through				RBSCF Trust 2009-RR1
Certificates				6.05%, 09/17/2039 (d),(e)		95	95
2.22%, 12/25/2018 (e)	100	102		Residential Asset Securitization Trust 2004-
2.70%, 05/25/2018	500	521		A10
Freddie Mac REMICS				5.50%, 02/25/2035		65	66
0.60%, 06/15/2023 (e)	23	23		UBS Commercial Mortgage Trust 2012-C1
0.75%, 08/15/2018 (e)	160	162		3.40%, 05/10/2045 (e)		150	154
1.25%, 09/15/2033	2,697	2,707		UBS-Barclays Commercial Mortgage Trust
2.75%, 03/15/2041	261	262		2012	-C3
3.00%, 10/15/2027 (e)	300	41		3.09%, 08/10/2049 (e)		255	256
3.50%, 10/15/2027 (e)	548	71		UBS-Barclays Commercial Mortgage Trust
4.00%, 11/15/2025 (e)	2,015	252		2012	-C4
4.50%, 02/15/2029 (e)	1,409	154		2.02%, 12/10/2045 (d),(e)		1,473	160
6.45%, 04/15/2040 (e)	568	84		UBS-Barclays Commercial Mortgage Trust
6.55%, 09/15/2026 (e)	620	102		2013	-C5
6.90%, 07/15/2031 (e)	268	5		3.18%, 03/10/2046 (e)		335	335
Freddie Mac Structured Agency Credit Risk				4.23%, 03/10/2046 (d),(e)		175	160
Debt Notes				Washington Mutual Mortgage Pass-Through
1.00%, 04/25/2024 (e)	937	939		Certificates WMALT Series 2006-AR1 Trust
Ginnie Mae				0.40%, 02/25/2036 (e)		153	117
4.00%, 11/16/2028 (e)	1,478	169					$21,052
4.00%, 07/20/2036 (e)	1,845	144
GS Mortgage Securities Trust 2012-GCJ7				Office & Business Equipment - 0.22%
2.76%, 05/10/2045 (e)	2,912	357		Xerox Corp
GS Mortgage Securities Trust 2013-GCJ12				2.80%, 05/15/2020		335	334
3.78%, 06/10/2046 (e)	250	251		2.95%, 03/15/2017		80	84
HomeBanc Mortgage Trust 2005-5				6.75%, 02/01/2017		10	11
0.49%, 01/25/2036 (e)	796	652		6.75%, 12/15/2039		215	261
							$690

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2014 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas - 4.74%			Oil & Gas (continued)
Afren PLC			Oasis Petroleum Inc (continued)
6.63%, 12/09/2020 (d)	$300	$310	6.88%, 01/15/2023	$140	$153
Anadarko Petroleum Corp			Ocean Rig UDW Inc
5.95%, 09/15/2016	415	460	7.25%, 04/01/2019 (d)	175	173
6.45%, 09/15/2036	90	115	Pacific Drilling SA
Baytex Energy Corp			5.38%, 06/01/2020 (d)	150	147
5.13%, 06/01/2021 (d)	45	45	Pacific Rubiales Energy Corp
BP Capital Markets PLC			5.13%, 03/28/2023 (d)	250	248
0.76%, 05/10/2019 (e)	650	654	7.25%, 12/12/2021 (d)	375	416
Carrizo Oil & Gas Inc			PDC Energy Inc
7.50%, 09/15/2020	125	137	7.75%, 10/15/2022	170	190
8.63%, 10/15/2018	120	126	Petrobras Global Finance BV
Chaparral Energy Inc			3.25%, 03/17/2017	525	538
7.63%, 11/15/2022	60	65	Petrobras International Finance Co
9.88%, 10/01/2020	90	101	5.38%, 01/27/2021	390	406
Chesapeake Energy Corp			Petroleos de Venezuela SA
3.48%, 04/15/2019 (e)	370	374	5.25%, 04/12/2017	350	296
4.88%, 04/15/2022	70	72	Petroleos Mexicanos
6.13%, 02/15/2021	95	106	4.88%, 01/24/2022	550	595
Cimarex Energy Co			4.88%, 01/18/2024 (d)	150	161
4.38%, 06/01/2024	145	148	QGOG Constellation SA
CNOOC Finance 2013 Ltd			6.25%, 11/09/2019 (d)	250	253
3.00%, 05/09/2023	350	330	RKI Exploration & Production LLC / RKI
CNOOC Nexen Finance 2014 ULC			Finance Corp
4.25%, 04/30/2024	300	308	8.50%, 08/01/2021 (d)	138	150
ConocoPhillips			Rosneft Oil Co via Rosneft International
5.75%, 02/01/2019	130	151	Finance Ltd
Continental Resources Inc/OK			4.20%, 03/06/2022 (d)	250	232
4.50%, 04/15/2023	140	150	Rowan Cos Inc
4.90%, 06/01/2044 (d)	250	258	4.75%, 01/15/2024	325	344
Delek & Avner Tamar Bond Ltd			5.00%, 09/01/2017	275	298
5.41%, 12/30/2025 (d)	100	103	Sanchez Energy Corp
Devon Energy Corp			6.13%, 01/15/2023 (d)	30	31
2.25%, 12/15/2018	680	688	Seadrill Ltd
Dolphin Energy Ltd			6.13%, 09/15/2017 (d)	220	232
5.50%, 12/15/2021	250	284	Seventy Seven Energy Inc
Ecopetrol SA			6.50%, 07/15/2022 (d)	115	118
5.88%, 09/18/2023	400	449	Sibur Securities Ltd
Encana Corp			3.91%, 01/31/2018 (d)	400	385
5.15%, 11/15/2041	150	164	Statoil ASA
EP Energy LLC / EP Energy Finance Inc			1.20%, 01/17/2018	245	243
9.38%, 05/01/2020	105	120	Talisman Energy Inc
GeoPark Latin America Ltd Agencia en Chile			3.75%, 02/01/2021	360	372
7.50%, 02/11/2020 (d)	200	216	5.50%, 05/15/2042	155	168
GS Caltex Corp			7.75%, 06/01/2019	325	403
3.25%, 10/01/2018 (d)	250	257	Total Capital International SA
Halcon Resources Corp			1.50%, 02/17/2017	260	264
8.88%, 05/15/2021	30	32	1.55%, 06/28/2017	45	46
9.25%, 02/15/2022	50	55	Total Capital SA
9.75%, 07/15/2020	10	11	2.13%, 08/10/2018	10	10
KazMunayGas National Co JSC			Transocean Inc
4.40%, 04/30/2023 (d)	350	343	6.38%, 12/15/2021	345	399
7.00%, 05/05/2020	130	148			$15,133
Kerr-McGee Corp
7.88%, 09/15/2031	255	360	Oil & Gas Services - 0.27%
Kodiak Oil & Gas Corp			CGG SA
			6.88%, 01/15/2022 (d)	40	40
5.50%, 01/15/2021	115	120	Exterran Partners LP / EXLP Finance Corp
5.50%, 02/01/2022	40	42	6.00%, 10/01/2022 (d)	55	56
8.13%, 12/01/2019	40	44	FTS International Inc
Linn Energy LLC / Linn Energy Finance			6.25%, 05/01/2022 (d)	110	112
Corp
6.25%, 11/01/2019 (d),(e)	80	84	Hornbeck Offshore Services Inc
Nabors Industries Inc			5.00%, 03/01/2021	65	65
2.35%, 09/15/2016	170	174	Key Energy Services Inc
Northern Blizzard Resources Inc			6.75%, 03/01/2021	100	104
7.25%, 02/01/2022 (d)	135	139	Weatherford International LLC
Oasis Petroleum Inc			6.35%, 06/15/2017	125	142
6.50%, 11/01/2021	65	70	Weatherford International Ltd/Bermuda
6.88%, 03/15/2022 (d)	45	49	5.95%, 04/15/2042	140	159

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2014 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas Services (continued)			Pharmaceuticals (continued)
Weatherford International Ltd/Bermuda			McKesson Corp
(continued)			3.25%, 03/01/2016	$115	$120
6.50%, 08/01/2036	$150	$178	Par Pharmaceutical Cos Inc
		$856	7.38%, 10/15/2020	70	75
			Salix Pharmaceuticals Ltd
Other Asset Backed Securities - 1.83%			6.00%, 01/15/2021 (d)	90	96
CNH Equipment Trust 2013-D			Valeant Pharmaceuticals International Inc
0.49%, 03/15/2017	500	500	5.63%, 12/01/2021 (d)	25	26
Countrywide Asset-Backed Certificates			7.50%, 07/15/2021 (d)	120	133
0.40%, 03/25/2036 (e)	360	306
0.93%, 06/25/2035 (e)	66	66	Wyeth LLC
GreatAmerica Leasing Receivables			6.00%, 02/15/2036	90	113
0.61%, 05/15/2016 (d),(e)	500	500	Zoetis Inc
			1.15%, 02/01/2016	75	75
JP Morgan Mortgage Acquisition Trust 2007-					$4,602
CH3
0.30%, 03/25/2037 (e)	523	514	Pipelines - 2.02%
MSDWCC Heloc Trust 2005-1			Access Midstream Partners LP / ACMP
0.53%, 07/25/2017 (e)	31	31	Finance Corp
Trade MAPS 1 Ltd			4.88%, 05/15/2023	645	680
0.85%, 12/10/2018 (c),(d),(e)	1,500	1,505	4.88%, 03/15/2024	125	132
Volvo Financial Equipment LLC Series 2013-			Buckeye Partners LP
1			2.65%, 11/15/2018	75	76
0.53%, 11/16/2015 (d),(e)	539	540	DCP Midstream LLC
Volvo Financial Equipment LLC Series 2014-			5.85%, 05/21/2043 (d),(e)	125	119
1			El Paso Pipeline Partners Operating Co LLC
0.54%, 11/15/2016 (d),(e)	1,500	1,500	4.70%, 11/01/2042	220	205
Washington Mutual Asset-Backed Certificates			5.00%, 10/01/2021	220	240
WMABS Series 2006-HE1 Trust			Enable Midstream Partners LP
0.33%, 04/25/2036 (e)	399	375	2.40%, 05/15/2019 (d)	665	666
		$5,837	Enbridge Inc
			0.68%, 06/02/2017 (e)	520	521
Packaging & Containers - 0.61%			3.50%, 06/10/2024	430	428
ARD Finance SA			Energy Transfer Equity LP
11.13%, PIK 11.13%, 06/01/2018(d),(g)	211	223	5.88%, 01/15/2024 (d)	50	52
Ardagh Packaging Finance PLC / Ardagh			Energy Transfer Partners LP
Holdings USA Inc			5.95%, 10/01/2043	315	357
0.00%, 12/15/2019 (a),(d),(e),(f)	200	200
			Kinder Morgan Energy Partners LP
Berry Plastics Corp			2.65%, 02/01/2019	290	293
5.50%, 05/15/2022	50	50	5.63%, 09/01/2041	135	144
Beverage Packaging Holdings Luxembourg II			Kinder Morgan Inc/DE
SA / Beverage Packaging Holdings II			5.00%, 02/15/2021 (d)	45	47
5.63%, 12/15/2016 (d)	25	26	5.63%, 11/15/2023 (d)	45	46
6.00%, 06/15/2017 (d)	30	31
			Sabine Pass Liquefaction LLC
Crown Cork & Seal Co Inc			6.25%, 03/15/2022 (d)	110	120
7.38%, 12/15/2026	152	169	TransCanada PipeLines Ltd
Exopack Holding Corp			4.63%, 03/01/2034	175	186
10.00%, 06/01/2018 (d)	160	172
			7.13%, 01/15/2019	95	116
Packaging Corp of America			Transportadora de Gas Internacional SA ESP
4.50%, 11/01/2023	330	353	5.70%, 03/20/2022	250	269
Rock-Tenn Co			Western Gas Partners LP
3.50%, 03/01/2020	565	581	2.60%, 08/15/2018	510	520
4.90%, 03/01/2022	115	126	5.45%, 04/01/2044	415	457
		$1,931	Williams Cos Inc/The
Pharmaceuticals - 1.44%			7.88%, 09/01/2021	355	441
Actavis Funding SCS			Williams Partners LP
2.45%, 06/15/2019 (d)	125	125	4.30%, 03/04/2024	310	323
3.85%, 06/15/2024 (d),(e)	325	329			$6,438
4.85%, 06/15/2044 (d)	505	510
			Private Equity - 0.17%
Express Scripts Holding Co			Apollo Management Holdings LP
2.25%, 06/15/2019	580	578	4.00%, 05/30/2024 (d)	340	342
2.75%, 11/21/2014	370	373	KKR Group Finance Co III LLC
6.13%, 11/15/2041	425	517	5.13%, 06/01/2044 (d)	185	188
Forest Laboratories Inc					$530
4.38%, 02/01/2019 (d)	985	1,063
4.88%, 02/15/2021 (d)	55	60	Real Estate - 0.37%
5.00%, 12/15/2021 (d)	125	137	Crescent Resources LLC / Crescent Ventures
GlaxoSmithKline Capital Inc			Inc
5.38%, 04/15/2034	55	65	10.25%, 08/15/2017 (d)	110	123
Grifols Worldwide Operations Ltd
5.25%, 04/01/2022 (d)	200	207

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2014 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Real Estate (continued)			Software - 0.21%
Regency Centers LP			Activision Blizzard Inc
5.88%, 06/15/2017	$950	$1,068	5.63%, 09/15/2021 (d)	$120	$129
		$1,191	6.13%, 09/15/2023 (d)	145	160
			Oracle Corp
REITS- 0.74%			2.38%, 01/15/2019	385	391
ARC Properties Operating Partnership					$680
LP/Clark Acquisition LLC
2.00%, 02/06/2017(d)	350	351	Sovereign - 0.33%
3.00%, 02/06/2019 (d)	255	256	Brazilian Government International Bond
DDR Corp			4.25%, 01/07/2025	300	304
4.63%, 07/15/2022	275	294	Hungary Government International Bond
DuPont Fabros Technology LP			5.38%, 03/25/2024	200	214
5.88%, 09/15/2021	40	42	5.75%, 11/22/2023	170	187
HCP Inc			Kenya Government International Bond
2.63%, 02/01/2020	235	235	5.88%, 06/24/2019 (d)	200	204
Healthcare Trust of America Holdings LP			Romanian Government International Bond
3.38%, 07/15/2021	355	355	4.88%, 01/22/2024 (d)	150	160
iStar Financial Inc					$1,069
4.88%, 07/01/2018	35	35
5.00%, 07/01/2019	15	15	Student Loan Asset Backed Securities - 2.36%
9.00%, 06/01/2017	80	92	SLM Private Education Loan Trust 2012-A
			1.55%, 08/15/2025 (d),(e)	79	80
Prologis LP			SLM Private Education Loan Trust 2012-B
4.25%, 08/15/2023	155	162	1.25%, 12/15/2021 (d),(e)	1,146	1,150
6.88%, 03/15/2020	112	135	SLM Private Education Loan Trust 2012-C
Rayonier AM Products Inc			1.25%, 08/15/2023 (d),(e)	147	148
5.50%, 06/01/2024 (d)	35	36
Ventas Realty LP / Ventas Capital Corp			SLM Private Education Loan Trust 2012-E
			0.90%, 06/15/2016 (d),(e)	537	539
2.70%, 04/01/2020	365	363	SLM Private Education Loan Trust 2013-A
		$2,371	0.75%, 08/15/2022 (d),(e)	2,384	2,389
Retail - 0.88%			SLM Student Loan Trust 2008-6
Building Materials Holding Corp			0.78%, 10/25/2017 (e)	287	287
9.00%, 09/15/2018 (d)	45	48	SLM Student Loan Trust 2012-7
CVS Caremark Corp			0.31%, 02/27/2017 (e)	290	290
2.25%, 12/05/2018	65	66	SLM Student Loan Trust 2013-5
4.13%, 05/15/2021	145	157	0.41%, 05/25/2018 (e)	505	506
CVS Pass-Through Trust			SLM Student Loan Trust 2013-6
5.93%, 01/10/2034 (d)	179	205	0.43%, 02/25/2019 (e)	2,127	2,128
7.51%, 01/10/2032 (d)	54	68			$7,517
Landry's Holdings II Inc
10.25%, 01/01/2018 (d)	90	95	Telecommunications - 3.68%
Landry's Inc			Altice Finco SA
9.38%, 05/01/2020(d)	85	93	8.13%, 01/15/2024 (d)	200	220
Macy's Retail Holdings Inc			Altice SA
			7.75%, 05/15/2022 (d)	200	213
5.75%, 07/15/2014	180	180
5.90%, 12/01/2016	420	468	AT&T Inc
6.38%, 03/15/2037	185	230	4.30%, 12/15/2042	345	327
6.90%, 04/01/2029	25	31	4.35%, 06/15/2045	724	686
Michaels FinCo Holdings LLC / Michaels			5.80%, 02/15/2019	5	6
FinCo Inc			B Communications Ltd
7.50%, PIK 8.25%, 08/01/2018 (d),(g)	90	92	7.38%, 02/15/2021 (d)	35	38
Michaels Stores Inc			CC Holdings GS V LLC / Crown Castle GS III
5.88%, 12/15/2020 (d)	76	78	Corp
Neiman Marcus Group LTD LLC			3.85%, 04/15/2023	450	452
8.75%, 10/15/2021 (d)	85	93	Digicel Group Ltd
			7.13%, 04/01/2022 (d)	200	209
Suburban Propane Partners LP/Suburban			8.25%, 09/30/2020 (d)	200	218
Energy Finance Corp
7.38%, 03/15/2020	135	144	Digicel Ltd
Target Corp			8.25%, 09/01/2017	400	412
2.30%, 06/26/2019	85	86	Eileme 2 AB
			11.63%, 01/31/2020 (d)	200	239
4.00%, 07/01/2042	65	61
Wal-Mart Stores Inc			Embarq Corp
1.00%, 04/21/2017	600	601	8.00%, 06/01/2036	100	109
		$2,796	Goodman Networks Inc
			12.13%, 07/01/2018 (d)	95	104
Savings & Loans - 0.25%			12.13%, 07/01/2018	55	60
Santander Holdings USA Inc/PA			Intelsat Jackson Holdings SA
3.00%, 09/24/2015	770	791	5.50%, 08/01/2023	130	129
			7.25%, 10/15/2020	55	59
			Intelsat Luxembourg SA
			7.75%, 06/01/2021	215	228

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2014 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's)	Value(000	's)

Telecommunications (continued)				Transportation (continued)
Intelsat Luxembourg SA	(continued)			Navios South American Logistics Inc / Navios
8.13%, 06/01/2023		$115	$124	Logistics Finance US Inc
Level 3 Financing Inc				7.25%, 05/01/2022 (d)	$85	$88
6.13%, 01/15/2021 (d)		40	43	PHI Inc
8.13%, 07/01/2019		105	115	5.25%, 03/15/2019 (d)	65	66
NII Capital Corp				Swift Services Holdings Inc
7.63%, 04/01/2021		120	35	10.00%, 11/15/2018	110	118
NII International Telecom SCA				Union Pacific Railroad Co 2014-1 Pass
7.88%, 08/15/2019 (d)		30	26	Through Trust
11.38%, 08/15/2019 (d)		30	27	3.23%, 05/14/2026	320	322
Ooredoo International Finance Ltd						$2,349
3.25%, 02/21/2023		250	240
SBA Tower Trust				Trucking & Leasing - 0.02%
4.25%, 04/15/2015 (d),(e)		415	426	Jurassic Holdings III Inc
				6.88%, 02/15/2021 (d)	55	56
SoftBank Corp
4.50%, 04/15/2020 (d)		255	259
Sprint Capital Corp				TOTAL BONDS		$211,337
6.88%, 11/15/2028		85	86		Principal
Sprint Communications Inc				CONVERTIBLE BONDS - 0.06%	Amount (000's)	Value(000	's)
6.00%, 11/15/2022		115	117	Semiconductors - 0.06%
7.00%, 08/15/2020		135	149	Jazz Technologies Inc
9.00%, 11/15/2018 (d)		45	55	8.00%, 12/31/2018 (d)	180	197
9.13%, 03/01/2017		25	29
Sprint Corp				TOTAL CONVERTIBLE BONDS		$197
7.13%, 06/15/2024 (d)		45	48
7.88%, 09/15/2023 (d)		105	117	SENIOR FLOATING RATE INTERESTS -	Principal
Telefonica Emisiones SAU				4.16%	Amount (000's)	Value(000	's)
4.57%, 04/27/2023		150	159	Apparel - 0.04%
5.13%, 04/27/2020		600	670	Calceus Acquisition Inc, Term Loan B1
6.42%, 06/20/2016		95	105	5.00%, 09/24/2020 (e)	$117	$116
T-Mobile USA Inc
6.13%, 01/15/2022		20	21	Automobile Manufacturers - 0.03%
6.25%, 04/01/2021		145	154	Chrysler Group LLC, Term Loan B
6.50%, 01/15/2024		30	32	2.93%, 05/24/2017 (e)	86	86
6.63%, 04/28/2021		85	92
Verizon Communications Inc
0.63%, 06/09/2017 (e)		1,250	1,251	Automobile Parts & Equipment - 0.09%
1.35%, 06/09/2017		410	410	Federal-Mogul Holdings Corp, Term Loan C
1.98%, 09/14/2018 (e)		750	791	4.04%, 04/02/2021 (e)	210	210
3.65%, 09/14/2018		190	203	INA Beteiligungsgesellschaft mbH, Term
5.05%, 03/15/2034		205	219	Loan E
5.15%, 09/15/2023		300	336	3.75%, 05/15/2020 (e)	80	80
6.25%, 04/01/2037		25	30			$290
6.40%, 09/15/2033		465	570
6.55%, 09/15/2043		200	252	Building Materials - 0.12%
6.90%, 04/15/2038		175	225	CPG International Inc, Term Loan B
				4.75%, 09/30/2020 (e)	114	114
Wind Acquisition Finance SA
4.75%, 07/15/2020 (d),(f)		300	302	GYP Holdings III Corp, Term Loan B
				4.75%, 03/26/2021 (e)	125	125
7.38%, 04/23/2021 (d)		300	320
				7.75%, 03/25/2022 (e)	145	146
			$11,747			$385
Transportation - 0.74%
Burlington Northern Santa Fe LLC				Chemicals - 0.28%
4.45%, 03/15/2043		115	114	Allnex Luxembourg & CY SCA, Term Loan
				8.25%, 03/12/2020 (e)	60	62
CSX Corp				AZ Chem US Inc, Term Loan
3.70%, 10/30/2020		320	340	0.00%, 06/10/2022 (e),(h)	190	193
5.50%, 04/15/2041		185	214	AZ Chem US Inc, Term Loan B
6.25%, 03/15/2018		200	233	0.00%, 06/10/2021 (e),(h)	60	60
7.38%, 02/01/2019		170	208	Eagle Spinco Inc, Term Loan B
Eletson Holdings				3.50%, 01/28/2017 (e)	122	122
9.63%, 01/15/2022 (d)		110	118
FedEx Corp				Ineos US Finance LLC, Term Loan B
				3.75%, 05/04/2018 (e)	185	184
5.10%, 01/15/2044		195	211
Navios Maritime Acquisition Corp / Navios				Taminco Global Chemical Corp, Term Loan
Acquisition Finance US Inc				B
				3.25%, 02/15/2019 (e)	285	283
8.13%, 11/15/2021 (d)		190	199
Navios Maritime Holdings Inc / Navios						$904
Maritime Finance II US Inc
7.38%, 01/15/2022 (d)		115	118

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Coal- 0.04%			Forest Products & Paper - 0.29%
Arch Coal Inc, Term Loan			Caraustar Industries Inc, Term Loan B
6.25%, 05/16/2018 (e)	$139	$137	7.50%, 04/26/2019 (e)	$393	$397
			NewPage Corp, Term Loan B
			9.50%, 02/05/2021 (e)	530	530
Commercial Services - 0.07%
Envision Healthcare Corp, Term Loan B					$927
4.00%, 05/25/2018 (e)	34	35	Healthcare - Products - 0.08%
Interactive Data Corp, Term Loan B			Accellent Inc, Term Loan
4.75%, 05/02/2021 (e)	122	123	0.00%, 02/19/2021 (e),(h)	180	179
TMS International Corp, Term Loan B			Kinetic Concepts Inc, Term Loan E1
4.50%, 10/04/2020 (e)	50	50	4.00%, 05/04/2018 (e)	88	89
		$208			$268

Computers - 0.11%			Healthcare - Services - 0.22%
Oberthur Technologies of America Corp, Term			CHS/Community Health Systems Inc, Term
Loan B2			Loan D
4.50%, 10/18/2019 (e)	249	250	4.25%, 01/27/2021 (e)	55	55
Spansion LLC, Term Loan B			CHS/Community Health Systems Inc, Term
3.75%, 12/18/2019 (e)	113	114	Loan E
		$364	3.48%, 01/25/2017 (e)	179	180
			DaVita HealthCare Partners Inc, Term Loan
Consumer Products - 0.07%			B
Dell International LLC, Term Loan B			0.00%, 06/18/2021 (e),(h)	60	60
4.50%, 03/24/2020 (e)	238	239
			MPH Acquisition Holdings LLC, Term Loan
			B
Diversified Financial Services - 0.03%			4.00%, 03/19/2021 (e)	235	234
Delos Finance Sarl, Term Loan B			Radnet Management Inc, Term Loan B
3.50%, 02/26/2021 (e)	100	100	8.00%, 03/25/2021 (e)	170	170
					$699

Electric - 0.15%			Insurance - 0.19%
Dynegy Inc, Term Loan B2			Asurion LLC, Term Loan
4.00%, 04/16/2020 (e)	113	113	8.50%, 02/19/2021 (e)	475	492
EFS Cogen Holdings I LLC, Term Loan B			Asurion LLC, Term Loan B1
3.75%, 11/17/2020 (e)	101	101	5.00%, 05/24/2019 (e)	67	68
Texas Competitive Electric Holdings Co LLC,			Asurion LLC, Term Loan B2
DIP Delay-Draw Term Loan DD			4.25%, 06/19/2020 (e)	52	52
0.00%, 05/13/2016 (e),(h)	19	19			$612
Texas Competitive Electric Holdings Co LLC,
DIP Term Loan			Internet - 0.07%
0.00%, 05/13/2016 (e),(h)	25	25	Zayo Group LLC, Term Loan B
Texas Competitive Electric Holdings Co LLC,			4.00%, 07/02/2019 (e)	229	230
Term Loan NONEXT
4.69%, 10/10/2014 (e)	285	235	Lodging - 0.20%
		$493	Caesars Entertainment Operating Co Inc, Term
Electronics - 0.13%			Loan B4
			9.50%, 10/31/2016 (e)	59	59
Isola USA Corp, Term Loan B
9.25%, 11/29/2018 (e)	401	401	Caesars Entertainment Operating Co Inc, Term
			Loan B6
			5.53%, 01/28/2018 (e)	270	252
Entertainment - 0.42%			Caesars Entertainment Operating Co Inc, Term
CCM Merger Inc, Term Loan			Loan B7
5.00%, 03/01/2017 (e)	530	531	9.75%, 03/01/2017 (e)	170	168
Lions Gate Entertainment Corp, Term Loan			CityCenter Holdings LLC, Term Loan B
5.00%, 07/17/2020 (e)	105	107	5.00%, 10/09/2020 (e)	127	128
NEP/NCP Holdco Inc, Term Loan B			Hilton Worldwide Finance LLC, Term Loan
4.25%, 01/22/2020 (e)	227	227	B
Peninsula Gaming LLC, Term Loan B			3.34%, 09/23/2020 (e)	47	47
4.25%, 11/30/2017(e)	77	77			$654
WMG Acquisition Corp, Term Loan B
3.75%, 07/07/2020 (e)	404	397	Media- 0.34%
		$1,339	Clear Channel Communications Inc, Term
			Loan D-EXT
Food- 0.05%			6.90%, 01/30/2019 (e)	245	244
HJ Heinz Co, Term Loan B2			Cumulus Media Holdings Inc, Term Loan B
3.50%, 03/27/2020 (e)	139	140	4.25%, 12/23/2020 (e)	134	134
Post Holdings Inc, Term Loan B			Numericable US LLC, Term Loan B1
3.75%, 06/02/2021 (e)	15	15	4.50%, 04/23/2020 (e)	71	71
		$155	Numericable US LLC, Term Loan B2
			4.50%, 04/23/2020 (e)	61	62

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Media (continued)			Software - 0.08%
Univision Communications Inc, Term Loan			Activision Blizzard Inc, Term Loan B
C3			3.25%, 07/26/2020 (e)	$136	$136
4.00%, 03/01/2020 (e)	$25	$25	Evergreen Skills Lux Sarl, Term Loan
Univision Communications Inc, Term Loan			4.00%, 04/08/2021 (e)	115	114
C4					$250
4.00%, 03/01/2020 (e)	192	191
WideOpenWest Finance LLC, Term Loan B			Telecommunications - 0.20%
4.75%, 03/27/2019 (e)	123	123	Altice Financing SA, Delay-Draw Term Loan
WideOpenWest Finance LLC, Term Loan B1			DD
3.75%, 07/17/2017 (e)	224	224	5.50%, 07/03/2019 (e)	274	280
		$1,074	Integra Telecom Holdings Inc, Term Loan
			5.25%, 02/19/2020 (e)	74	75
Mining - 0.15%			9.75%, 02/19/2020 (e)	115	117
American Rock Salt Co LLC, Term Loan			NTELOS Inc, Term Loan B
8.00%, 05/16/2022 (e)	350	353	5.75%, 11/09/2019 (e)	155	154
FMG Resources August 2006 Pty Ltd, Term					$626
Loan B			TOTAL SENIOR FLOATING RATE INTERESTS		$13,281
3.35%, 06/30/2019 (e)	113	113	U.S. GOVERNMENT & GOVERNMENT	Principal
		$466	AGENCY OBLIGATIONS - 35.84%	Amount (000's) Value (000's)
Miscellaneous Manufacturing - 0.02%			Federal Home Loan Mortgage Corporation (FHLMC) -
Momentive Performance Materials USA Inc,			1.88%
			2.25%, 02/01/2037 (e)	$25	$26
DIP Term Loan			2.61%, 02/01/2034 (e)	5	6
4.00%, 04/15/2015 (e)	60	60
			3.50%, 04/01/2042	358	369
			4.50%, 07/01/2024	71	76
Oil & Gas - 0.16%			4.50%, 06/01/2040	339	372
Seadrill Operating LP, Term Loan B			4.50%, 08/01/2040	61	67
4.00%, 02/12/2021 (e)	475	472	5.00%, 05/01/2018	231	245
Seventy Seven Operating LLC, Term Loan B			5.00%, 06/01/2031	347	386
0.00%, 06/17/2021 (e),(h)	45	45	5.00%, 10/01/2035	117	130
		$517	5.00%, 06/01/2041	2,822	3,159
			5.50%, 06/01/2024	432	482
Oil & Gas Services - 0.03%			6.00%, 03/01/2031	18	20
FTS International Inc, Term Loan
5.75%, 04/09/2021 (e)	85	86	6.00%, 04/01/2031	1	1
			6.00%, 06/01/2032	63	71
			6.00%, 10/01/2032	39	44
Pharmaceuticals - 0.23%			6.00%, 01/01/2038	182	206
Grifols Worldwide Operations USA Inc, Term			6.50%, 04/01/2016	3	3
Loan B			6.50%, 03/01/2029	9	10
3.15%, 03/05/2021 (e)	115	114	6.50%, 05/01/2029	14	16
JLL/Delta Dutch Newco BV, Term Loan B			6.50%, 04/01/2031	6	7
4.25%, 01/22/2021 (e)	105	104	6.50%, 02/01/2032	13	15
Par Pharmaceutical Cos Inc, Term Loan B1			6.50%, 05/01/2032	12	13
4.00%, 09/30/2019 (e)	342	342	6.50%, 05/01/2032	31	35
Valeant Pharmaceuticals International Inc,			6.50%, 04/01/2035	27	31
Term Loan D2			7.00%, 12/01/2029	30	34
3.23%, 02/13/2019 (e)	188	188	7.00%, 06/01/2030	5	5
		$748	7.00%, 12/01/2030	4	5
			7.00%, 01/01/2031	6	7
Pipelines - 0.02%			7.00%, 01/01/2031	2	2
NGPL PipeCo LLC, Term Loan B			7.00%, 02/01/2031	3	3
6.75%, 05/04/2017 (e)	54	54
			7.00%, 12/01/2031	38	39
			7.50%, 04/01/2030	7	8
REITS- 0.07%			7.50%, 09/01/2030	5	6
iStar Financial Inc, Term Loan A2			7.50%, 03/01/2031	22	24
7.00%, 03/19/2017 (e)	218	224	8.00%, 09/01/2030	81	90
					$6,013

Retail - 0.14%			Federal National Mortgage Association (FNMA) - 16.52%
Academy Ltd, Term Loan B			2.27%, 07/01/2034 (e)	4	5
4.50%, 08/03/2018 (e)	163	163	2.27%, 06/01/2043 (e)	846	843
Michaels Stores Inc, Term Loan B			2.31%, 03/01/2035 (e)	88	93
0.00%, 01/20/2028 (e),(h)	80	80	2.35%, 07/01/2034 (e)	36	39
3.75%, 01/24/2020 (e)	203	202	2.50%, 07/01/2029 (i)	1,380	1,402
		$445	3.00%, 07/01/2029 (i)	750	779
			3.00%, 03/01/2034	847	863
Semiconductors - 0.04%			3.00%, 11/01/2042	1,339	1,328
Entegris Inc, Term Loan B			3.00%, 05/01/2043	327	324
3.50%, 03/25/2021 (e)	125	124	3.00%, 07/01/2044 (i)	5,750	5,680
			3.50%, 07/01/2029 (i)	1,400	1,484

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT		Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
			Government National Mortgage Association (GNMA)
Federal National Mortgage Association (FNMA) (continued)			(continued)
3.50%, 01/01/2041	$79	$82
3.50%, 03/01/2042	1,328	1,372		4.00%, 07/01/2044	$1,500	$1,605
3.50%, 06/01/2042	1,317	1,360		4.50%, 09/15/2039	1,419	1,555
3.50%, 11/01/2042	1,750	1,809		4.50%, 01/20/2040	368	403
				4.50%, 08/20/2040	744	816
3.50%, 05/01/2043	1,620	1,671		4.50%, 10/20/2040	279	306
3.50%, 07/01/2043	658	679
3.50%, 07/01/2044 (i)	500	515		4.50%, 11/15/2040	304	334
				4.50%, 07/01/2044	1,400	1,529
4.00%, 10/01/2019	86	91		5.00%, 02/15/2034	615	682
4.00%, 08/01/2020	404	430
4.00%, 06/01/2026	850	910		5.00%, 10/15/2034	218	242
				5.00%, 10/20/2039	163	181
4.00%, 02/01/2031	146	157		5.00%, 07/20/2040	78	86
4.00%, 05/01/2031	323	347
4.00%, 03/01/2034	835	898		5.00%, 09/20/2041	392	434
4.00%, 11/01/2040	2,955	3,146		5.50%, 12/20/2033	300	338
4.00%, 07/01/2041 (i)	4,500	4,776		5.50%, 05/20/2035	35	39
4.00%, 03/01/2043	472	502		6.00%, 01/20/2029	55	64
				6.00%, 07/20/2029	9	10
4.00%, 05/01/2044	2,482	2,644		6.00%, 12/15/2033	44	50
4.50%, 07/01/2025	153	164
4.50%, 04/01/2039	2,086	2,260		6.00%, 12/20/2036	186	212
				6.50%, 03/20/2028	9	10
4.50%, 05/01/2040	386	423		6.50%, 05/20/2029	8	9
4.50%, 09/01/2040	500	547
4.50%, 11/01/2040	1,914	2,087		6.50%, 12/15/2032	605	688
				7.00%, 03/15/2031	16	18
4.50%, 01/01/2041	894	976		7.50%, 05/15/2029	20	21
4.50%, 01/01/2041	556	607
4.50%, 07/01/2041 (i)	1,300	1,408		8.00%, 12/15/2030	11	13
4.50%, 09/01/2041	458	496				$21,985
5.00%, 12/01/2039	88	99	U.S. Treasury - 10.55%
5.00%, 02/01/2040	455	508		0.25%, 05/15/2015	235	235
5.00%, 06/01/2040	41	46		0.38%, 03/15/2016	3,000	3,002
5.00%, 07/01/2041 (i)	3,000	3,331		0.88%, 04/30/2017	200	200
5.50%, 06/01/2019	56	60		1.00%, 08/31/2016 (j)	3,320	3,354
5.50%, 07/01/2019	35	37		1.00%, 10/31/2016	1,250	1,262
5.50%, 07/01/2019	13	13		1.25%, 10/31/2015	2,200	2,231
5.50%, 08/01/2019	41	44		1.50%, 07/31/2016	3,695	3,772
5.50%, 08/01/2019	11	11		1.88%, 08/31/2017 (j)	5,200	5,347
5.50%, 10/01/2019	58	62		2.38%, 12/31/2020	1,900	1,941
5.50%, 10/01/2019	89	95		2.63%, 01/31/2018	1,700	1,789
5.50%, 12/01/2022	60	67		3.13%, 05/15/2019 (k)	1,150	1,233
5.50%, 07/01/2033	759	853		3.13%, 11/15/2041	125	121
5.50%, 04/01/2035	106	119		3.13%, 02/15/2042	290	281
5.50%, 08/01/2036	1,318	1,479		3.38%, 11/15/2019	2,000	2,173
5.50%, 02/01/2037	21	24		3.88%, 08/15/2040	2,325	2,579
5.50%, 05/01/2040	142	160		4.13%, 05/15/2015	35	36
5.50%, 05/01/2040	151	169		4.38%, 05/15/2040	1,900	2,279
5.76%, 02/01/2036 (e)	48	52		4.50%, 02/15/2036	1,500	1,822
6.00%, 05/01/2031	6	7				$33,657
6.00%, 07/01/2035	351	398	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
6.00%, 02/01/2037	684	770	OBLIGATIONS			$114,345
6.00%, 02/01/2038	181	205	Total Investments			$353,062
6.50%, 03/01/2032	11	13	Liabilities in Excess of Other Assets, Net - (10.66)%			$(34,014)
6.50%, 07/01/2037	69	77	TOTAL NET ASSETS - 100.00%			$319,048
6.50%, 07/01/2037	90	102
6.50%, 02/01/2038	66	74
6.50%, 03/01/2038	44	49	(a)	Non-Income Producing Security
6.50%, 09/01/2038	487	549	(b)	Security is Illiquid
7.00%, 02/01/2032	18	20	(c)	Fair value of these investments is determined in good faith by the
		$52,690		Manager under procedures established and periodically reviewed by the
Government National Mortgage Association (GNMA) -				Board of Directors. At the end of the period, the fair value of these
6.89%				securities totaled $2,044 or 0.64% of net assets.
1.50%, 07/20/2043 (e)	680	689	(d)	Security exempt from registration under Rule 144A of the Securities Act of
1.63%, 01/20/2035 (e)	51	52		1933. These securities may be resold in transactions exempt from
2.00%, 04/20/2043 (e)	876	898		registration, normally to qualified institutional buyers. Unless otherwise
3.00%, 07/01/2044	1,500	1,514		indicated, these securities are not considered illiquid. At the end of the
3.50%, 10/15/2042	91	94		period, the value of these securities totaled $60,333 or 18.91% of net
3.50%, 08/15/2043	485	505		assets.
3.50%, 07/01/2044 (i)	5,000	5,200	(e)	Variable Rate. Rate shown is in effect at June 30, 2014.
4.00%, 02/15/2042	367	392	(f)	Security purchased on a when-issued basis.
4.00%, 07/20/2042	55	59	(g)	Payment in kind; the issuer has the option of paying additional securities
4.00%, 07/01/2044 (i)	2,750	2,937		in lieu of cash.

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2014 (unaudited)

(h)	This Senior Floating Rate Note will settle after June 30, 2014, at which time the interest rate will be determined.
(i)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(j)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $1,229 or 0.39% of net assets.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $53 or 0.02% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Mortgage Securities		31 .89%
Financial		14 .35%
Government		10 .89%
Asset Backed Securities		10 .87%
Communications		7.56%
Energy		7.28%
Consumer, Non-cyclical		6.87%
Consumer, Cyclical		3.96%
Industrial		3.94%
Exchange Traded Funds		3.93%
Basic Materials		3.48%
Utilities		2.79%
Technology		2.66%
Diversified		0.19%
Liabilities in Excess of Other Assets, Net		(10.66)%
TOTAL NET ASSETS		100.00%

Credit Default Swaps

Buy Protection
		(Pay)/					Upfront	Unrealized
		Receive	Expiration	Notional			Premiums	Appreciation/
Counterparty (Issuer)	Reference Entity	Fixed Rate	Date	Amount	Fair Value Paid/(Received)			(Depreciation)
Barclays Bank PLC	CDX.EM.21	(5.00)%	06/20/2019	$3,000	$(358	) $	(293)	$(65)
Barclays Bank PLC	CDX.EM.21	(5.00)%	06/20/2019	3,000	(358)		(282)	(76)
Total					$(716	) $	(575)	$(141)

Amounts in thousands
Exchange Cleared Credit Default Swaps

Buy Protection
		(Pay)/
		Receive	Expiration	Notional			Unrealized Appreciation/
	Reference Entity	Fixed Rate	Date	Amount	Fair Value		(Depreciation)
	CDX.NA.HY.22	(5.00)%	06/20/2019	$2,970	$(257	) $		(67)
	CDX.NA.HY.22	(5.00)%	06/20/2019	6,633	(575)			(108)
Total					$(832	) $		(175)

Amounts in thousands

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2014 (unaudited)

	INVESTMENT COMPANIES - 12.56%	Shares Held	Value	(000	's)		Principal

	Publicly Traded Investment Fund - 12.56%					BONDS (continued)	Amount (000's)	Value	(000	's)
	Goldman Sachs Financial Square Funds -	192,079,274		$192,079		Agriculture (continued)
	Money Market Fund					Reynolds American Inc
						4.85%, 09/15/2023	$350		$375
	TOTAL INVESTMENT COMPANIES			$192,079					$4,554
		Principal
BONDS	- 34.28%	Amount (000's)	Value	(000	's)	Airlines - 0.06%
						American Airlines 2011-1 Class A Pass
	Advertising - 0.01%					Through Trust
	Omnicom Group Inc					5.25%, 07/31/2022 (b)	162		177
	4.45%, 08/15/2020	$128		$140		Continental Airlines 2010-1 Class A Pass
						Through Trust
						4.75%, 01/12/2021 (b)	44		47
	Aerospace & Defense - 0.31%					Continental Airlines 2012-2 Class A Pass
	Boeing Capital Corp					Through Trust
	4.70%, 10/27/2019	33		37		4.00%, 04/29/2026 (b)	194		198
	Boeing Co/The					Delta Air Lines 2007-1 Class A Pass Through
	3.75%, 11/20/2016	51		55		Trust
	5.88%, 02/15/2040	154		194		6.82%, 02/10/2024	83		98
	7.95%, 08/15/2024	200		280		UAL 2009-2A Pass Through Trust
	Exelis Inc					9.75%, 01/15/2017	155		178
	4.25%, 10/01/2016	128		136		US Airways 2013-1 Class A Pass Through
	L-3 Communications Corp					Trust
	1.50%, 05/28/2017	250		250		3.95%, 11/15/2025 (b)	200		203
	4.95%, 02/15/2021	277		307
	Lockheed Martin Corp								$901
	2.13%, 09/15/2016	100		103		Apparel - 0.02%
	3.35%, 09/15/2021	102		106		NIKE Inc
	4.07%, 12/15/2042	47		45		2.25%, 05/01/2023	200		188
	Northrop Grumman Corp					3.63%, 05/01/2043	200		185
	1.75%, 06/01/2018	1,000		995					$373
	3.50%, 03/15/2021	277		288
	Raytheon Co					Automobile Asset Backed Securities - 0.20%
	3.13%, 10/15/2020	77		80		Ally Auto Receivables Trust 2012-3
						1.06%, 02/15/2017 (a)	349		351
	4.88%, 10/15/2040	154		170
	United Technologies Corp					Ally Auto Receivables Trust 2012-4
	3.10%, 06/01/2022	950		962		0.59%, 01/17/2017	127		127
	4.50%, 04/15/2020	74		83		Ally Auto Receivables Trust 2013-2
	4.50%, 06/01/2042	200		210		1.24%, 11/15/2018	500		502
	5.38%, 12/15/2017	102		116		CarMax Auto Owner Trust 2013-4
	5.70%, 04/15/2040	51		63		0.80%, 07/16/2018	500		500
	6.13%, 07/15/2038	18		23		Ford Credit Auto Owner Trust 2012-A
	6.70%, 08/01/2028	175		228		1.15%, 06/15/2017	500		504
				$4,731		Ford Credit Auto Owner Trust 2012-B
						1.00%, 09/15/2017	400		402
	Agriculture - 0.30%					Nissan Auto Receivables 2012-A Owner
	Altria Group Inc					Trust
	4.00%, 01/31/2024	350		360		1.00%, 07/16/2018	150		151
	4.13%, 09/11/2015	36		37		World Omni Auto Receivables Trust 2013-B
	4.75%, 05/05/2021	128		141		1.32%, 01/15/2020 (a)	515		516
	5.38%, 01/31/2044	200		219					$3,053
	9.25%, 08/06/2019	126		167
	9.70%, 11/10/2018	51		67		Automobile Manufacturers - 0.14%
	9.95%, 11/10/2038	57		95		Daimler Finance North America LLC
	10.20%, 02/06/2039	68		115		8.50%, 01/18/2031	102		155
	Archer-Daniels-Midland Co					Ford Motor Co
	4.48%, 03/01/2021 (a)	128		142		4.75%, 01/15/2043	400		404
	5.38%, 09/15/2035	892		1,037		7.45%, 07/16/2031	100		134
	Bunge Ltd Finance Corp					Toyota Motor Credit Corp
	4.10%, 03/15/2016	77		81		0.88%, 07/17/2015	300		302
	Lorillard Tobacco Co					1.13%, 05/16/2017	500		501
	6.88%, 05/01/2020	500		594		1.25%, 10/05/2017	400		400
	8.13%, 06/23/2019	36		45		2.05%, 01/12/2017	77		79
	8.13%, 05/01/2040	25		34		2.63%, 01/10/2023	100		97
	Philip Morris International Inc					3.30%, 01/12/2022	77		79
	1.13%, 08/21/2017	100		100					$2,151
	2.50%, 05/16/2016	128		133		Automobile Parts & Equipment - 0.03%
	2.90%, 11/15/2021	51		51		Johnson Controls Inc
	4.38%, 11/15/2041	51		51		1.40%, 11/02/2017	200		200
	4.50%, 03/26/2020	131		146		3.75%, 12/01/2021	77		81
	4.50%, 03/20/2042	400		407		5.00%, 03/30/2020	64		71
	5.65%, 05/16/2018	25		29
	6.38%, 05/16/2038	100		128

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2014 (unaudited)

		Principal				Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Automobile Parts & Equipment (continued)					Banks (continued)
Johnson Controls Inc	(continued)				Branch Banking & Trust Co
5.25%, 12/01/2041		$128	$141		1.45%, 10/03/2016	$200	$202
			$493		2.30%, 10/15/2018	750	764
					Canadian Imperial Bank of
Banks- 5.49%					Commerce/Canada
Abbey National Treasury Services					1.35%, 07/18/2016	300	304
PLC/London					2.35%, 12/11/2015	151	155
3.05%, 08/23/2018		500	524		Capital One Financial Corp
American Express Centurion Bank					2.45%, 04/24/2019	250	252
0.88%, 11/13/2015		400	402		3.50%, 06/15/2023	84	84
Australia & New Zealand Banking Group					5.50%, 06/01/2015	51	53
Ltd/New York NY					Citigroup Inc
1.25%, 06/13/2017		400	401		1.30%, 04/01/2016	360	362
Bank of America Corp					1.30%, 11/15/2016	250	250
1.25%, 01/11/2016		100	101		1.70%, 07/25/2016	300	304
1.35%, 11/21/2016		500	501		2.65%, 03/02/2015	128	130
1.50%, 10/09/2015		200	202		3.50%, 05/15/2023	600	584
2.00%, 01/11/2018		500	503		3.95%, 06/15/2016	257	271
2.60%, 01/15/2019		750	759		4.05%, 07/30/2022	200	205
3.30%, 01/11/2023		300	296		4.45%, 01/10/2017	154	166
3.63%, 03/17/2016		180	188		4.50%, 01/14/2022	154	167
3.70%, 09/01/2015		130	134		4.59%, 12/15/2015	64	67
3.88%, 03/22/2017		200	213		4.88%, 05/07/2015	100	104
4.13%, 01/22/2024		1,000	1,031		5.88%, 02/22/2033	48	54
4.50%, 04/01/2015		165	170		5.88%, 01/30/2042	328	392
4.75%, 08/01/2015		25	26		6.00%, 10/31/2033	115	131
5.30%, 09/30/2015		25	26		6.13%, 11/21/2017	328	375
5.42%, 03/15/2017		201	221		6.13%, 05/15/2018	300	346
5.63%, 07/01/2020		180	207		6.63%, 06/15/2032	112	135
5.65%, 05/01/2018		455	516		8.13%, 07/15/2039	228	342
5.70%, 01/24/2022		580	673		8.50%, 05/22/2019	728	931
5.88%, 02/07/2042		228	271		Commonwealth Bank of Australia/New York
6.00%, 09/01/2017		265	299		NY
6.05%, 05/16/2016		224	244		1.13%, 03/13/2017	500	500
6.11%, 01/29/2037		450	519		1.25%, 09/18/2015	200	202
6.50%, 08/01/2016		890	986		2.50%, 09/20/2018	200	205
6.88%, 04/25/2018		205	242		Cooperatieve Centrale Raiffeisen-
7.63%, 06/01/2019		300	371		Boerenleenbank BA/Netherlands
Bank of America NA					3.38%, 01/19/2017	128	136
1.13%, 11/14/2016		300	300		3.88%, 02/08/2022	328	347
1.25%, 02/14/2017		350	350		3.95%, 11/09/2022	300	305
Bank of Montreal					4.50%, 01/11/2021	51	56
1.45%, 04/09/2018		300	297		5.25%, 05/24/2041	500	557
2.50%, 01/11/2017		228	237		Credit Suisse/New York NY
Bank of New York Mellon Corp/The					5.40%, 01/14/2020	200	225
0.70%, 10/23/2015		150	150		Deutsche Bank AG/London
2.10%, 08/01/2018		300	304		1.40%, 02/13/2017	500	503
2.20%, 05/15/2019		500	503		6.00%, 09/01/2017	344	391
3.55%, 09/23/2021		51	54		Discover Bank/Greenwood DE
5.50%, 12/01/2017		32	36		2.00%, 02/21/2018	200	201
Bank of Nova Scotia					4.25%, 03/13/2026	500	519
1.10%, 12/13/2016		750	752		Fifth Third Bancorp
1.45%, 04/25/2018		300	298		5.45%, 01/15/2017	51	56
2.90%, 03/29/2016		302	314		8.25%, 03/01/2038	385	567
Barclays Bank PLC					Goldman Sachs Group Inc/The
5.14%, 10/14/2020		1,000	1,095		1.60%, 11/23/2015	630	637
6.75%, 05/22/2019		200	241		3.63%, 02/07/2016	757	789
BB&T Corp					4.00%, 03/03/2024	500	509
1.60%, 08/15/2017		200	202		5.25%, 07/27/2021	502	564
3.95%, 04/29/2016		29	31		5.38%, 03/15/2020	500	566
5.20%, 12/23/2015		125	133		5.63%, 01/15/2017	282	310
6.85%, 04/30/2019		18	22		5.75%, 01/24/2022	228	264
BBVA US Senior SAU					6.13%, 02/15/2033	750	898
4.66%, 10/09/2015		200	209		6.15%, 04/01/2018	821	942
BNP Paribas SA					6.25%, 02/01/2041	700	854
2.38%, 09/14/2017		200	205		6.45%, 05/01/2036	351	410
2.40%, 12/12/2018		750	756		6.75%, 10/01/2037	673	810
5.00%, 01/15/2021		77	86		HSBC Holdings PLC
BPCE SA					4.00%, 03/30/2022	128	136
4.00%, 04/15/2024		250	255

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Banks (continued)					Banks (continued)
HSBC Holdings PLC (continued)					Morgan Stanley (continued)
4.25%, 03/14/2024	$500		$515		3.75%, 02/25/2023	$200		$203
5.10%, 04/05/2021	228		259		3.80%, 04/29/2016	278		292
6.10%, 01/14/2042	154		194		4.00%, 07/24/2015	200		207
6.50%, 05/02/2036	400		491		4.75%, 03/22/2017	400		436
6.50%, 09/15/2037	500		617		5.00%, 11/24/2025	500		533
HSBC USA Inc					5.63%, 09/23/2019	1,321		1,519
1.63%, 01/16/2018	300		301		5.75%, 10/18/2016	590		651
2.63%, 09/24/2018	200		206		5.75%, 01/25/2021	1,050		1,220
Intesa Sanpaolo SpA					6.00%, 04/28/2015	164		172
2.38%, 01/13/2017	500		508		6.25%, 08/28/2017	375		427
3.13%, 01/15/2016	100		103		6.38%, 07/24/2042	100		127
JP Morgan Chase & Co					7.25%, 04/01/2032	165		221
1.13%, 02/26/2016	300		301		MUFG Capital Finance 1 Ltd
1.35%, 02/15/2017	350		351		6.35%, 07/29/2049 (a)	1,000		1,085
1.63%, 05/15/2018	300		299		National Australia Bank Ltd/New York
2.60%, 01/15/2016	257		264		1.30%, 07/25/2016	400		404
3.20%, 01/25/2023	1,000		993		1.60%, 08/07/2015	150		152
3.25%, 09/23/2022	300		301		2.30%, 07/25/2018	400		408
3.38%, 05/01/2023	400		393		Northern Trust Corp
3.45%, 03/01/2016	277		289		3.95%, 10/30/2025	500		520
4.40%, 07/22/2020	162		177		Oesterreichische Kontrollbank AG
4.50%, 01/24/2022	257		282		1.13%, 07/06/2015	200		202
4.63%, 05/10/2021	257		283		2.00%, 06/03/2016	400		411
4.95%, 03/25/2020	57		64		PNC Bank NA
5.15%, 10/01/2015	200		211		1.30%, 10/03/2016	350		353
5.25%, 05/01/2015	88		91		3.80%, 07/25/2023	400		414
5.40%, 01/06/2042	102		116		PNC Funding Corp
5.60%, 07/15/2041	154		181		2.70%, 09/19/2016	228		237
5.63%, 08/16/2043	350		396		4.38%, 08/11/2020	51		56
6.30%, 04/23/2019	800		946		5.13%, 02/08/2020	25		29
6.40%, 05/15/2038	200		254		5.63%, 02/01/2017	102		113
JP Morgan Chase Bank NA					6.70%, 06/10/2019	25		30
6.00%, 10/01/2017	1,000		1,137		Royal Bank of Canada
KeyCorp					1.25%, 06/16/2017	400		401
3.75%, 08/13/2015	279		289		2.20%, 07/27/2018	400		408
5.10%, 03/24/2021	102		116		2.63%, 12/15/2015	151		156
KFW					2.88%, 04/19/2016	251		261
0.00%, 04/18/2036 (c)	200		94		Royal Bank of Scotland Group PLC
0.50%, 09/30/2015	500		501		2.55%, 09/18/2015	300		306
0.63%, 12/15/2016	2,250		2,245		Royal Bank of Scotland PLC/The
0.75%, 03/17/2017	350		349		5.63%, 08/24/2020	167		191
1.25%, 02/15/2017	257		260		Societe Generale SA
1.88%, 04/01/2019	250		253		2.63%, 10/01/2018	300		306
2.63%, 02/16/2016	257		266		State Street Corp
2.63%, 01/25/2022	1,257		1,279		3.10%, 05/15/2023	300		295
2.75%, 09/08/2020	300		311		5.38%, 04/30/2017	18		20
4.00%, 01/27/2020	847		940		Sumitomo Mitsui Banking Corp
4.38%, 03/15/2018	295		328		1.35%, 07/18/2015	100		101
4.50%, 07/16/2018	102		114		1.45%, 07/19/2016	300		303
4.88%, 01/17/2017	500		551		2.50%, 07/19/2018	300		307
4.88%, 06/17/2019	282		324		3.20%, 07/18/2022	100		100
5.13%, 03/14/2016	277		299		SunTrust Bank/Atlanta GA
Korea Development Bank/The					2.75%, 05/01/2023	200		192
1.00%, 01/22/2016	400		400		SunTrust Banks Inc
3.25%, 03/09/2016	300		311		3.60%, 04/15/2016	102		107
Korea Finance Corp					Svenska Handelsbanken AB
2.88%, 08/22/2018	350		359		2.25%, 06/17/2019	500		503
Landwirtschaftliche Rentenbank					Toronto-Dominion Bank/The
0.88%, 09/12/2017	200		199		2.38%, 10/19/2016	180		186
1.75%, 04/15/2019	350		351		2.63%, 09/10/2018	350		361
2.38%, 09/13/2017	200		208		UBS AG/Stamford CT
3.13%, 07/15/2015	202		208		4.88%, 08/04/2020	200		224
5.00%, 11/08/2016	102		112		5.88%, 12/20/2017	150		171
Lloyds Bank PLC					UBS Preferred Funding Trust V
4.88%, 01/21/2016	180		192		6.24%, 05/29/2049	300		320
6.38%, 01/21/2021	51		62		Union Bank NA
Morgan Stanley					2.25%, 05/06/2019	400		402
1.75%, 02/25/2016	1,200		1,217

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Banks (continued)					Beverages (continued)
US Bancorp/MN					PepsiCo Inc
1.65%, 05/15/2017	$205		$208		0.70%, 08/13/2015	$200		$201
2.45%, 07/27/2015	102		104		2.50%, 05/10/2016	51		53
2.95%, 07/15/2022	200		197		2.75%, 03/05/2022	128		127
3.00%, 03/15/2022	128		129		3.13%, 11/01/2020	128		133
4.13%, 05/24/2021	77		84		4.50%, 01/15/2020	51		57
US Bank NA/Cincinnati OH					4.88%, 11/01/2040	128		139
1.10%, 01/30/2017	500		502		5.00%, 06/01/2018	300		338
Wachovia Corp					5.50%, 01/15/2040	51		60
5.75%, 02/01/2018	280		321		7.90%, 11/01/2018	158		197
Wells Fargo & Co								$7,371
1.15%, 06/02/2017	650		649
1.25%, 07/20/2016	510		514		Biotechnology - 0.26%
1.50%, 01/16/2018	300		299		Amgen Inc
2.10%, 05/08/2017	450		462		2.13%, 05/15/2017	85		87
2.13%, 04/22/2019	1,000		1,003		2.50%, 11/15/2016	600		621
3.45%, 02/13/2023	200		199		4.10%, 06/15/2021	501		539
3.50%, 03/08/2022	180		186		5.15%, 11/15/2041	77		83
3.68%, 06/15/2016 (a)	777		820		5.38%, 05/15/2043	100		110
4.60%, 04/01/2021	102		114		5.70%, 02/01/2019	12		14
Wells Fargo Bank NA					5.75%, 03/15/2040	25		29
0.75%, 07/20/2015	300		301		5.85%, 06/01/2017	279		315
5.95%, 08/26/2036	750		941		6.40%, 02/01/2039	262		327
6.60%, 01/15/2038	250		338		6.90%, 06/01/2038	90		118
Wells Fargo Capital X					Celgene Corp
5.95%, 12/15/2036	200		204		2.45%, 10/15/2015	651		664
Westpac Banking Corp					4.63%, 05/15/2044	350		350
1.13%, 09/25/2015	150		151		Genentech Inc
1.20%, 05/19/2017	500		500		4.75%, 07/15/2015	167		175
3.00%, 08/04/2015	230		236		Gilead Sciences Inc
3.00%, 12/09/2015	77		80		4.40%, 12/01/2021	77		84
4.88%, 11/19/2019	225		253		4.80%, 04/01/2044	500		528
			$83,944					$4,044

Beverages - 0.48%					Building Materials - 0.07%
Anheuser-Busch Cos LLC					Owens Corning
5.50%, 01/15/2018	90		102		4.20%, 12/15/2022	1,000		1,027
6.50%, 02/01/2043	500		666
Anheuser-Busch InBev Finance Inc					Chemicals - 0.43%
0.80%, 01/15/2016	100		100		Agrium Inc
Anheuser-Busch InBev Worldwide Inc					3.50%, 06/01/2023	500		498
0.80%, 07/15/2015	300		301		Airgas Inc
2.50%, 07/15/2022	300		288		2.38%, 02/15/2020	200		197
3.75%, 07/15/2042	100		91		2.95%, 06/15/2016	77		80
5.00%, 04/15/2020	38		43		CF Industries Inc
5.38%, 01/15/2020	68		79		5.15%, 03/15/2034	500		533
6.38%, 01/15/2040	251		325		6.88%, 05/01/2018	100		118
6.88%, 11/15/2019	551		677		7.13%, 05/01/2020	100		123
7.75%, 01/15/2019	478		591		Dow Chemical Co/The
8.20%, 01/15/2039	51		78		2.50%, 02/15/2016	177		182
Beam Suntory Inc					4.13%, 11/15/2021	201		216
5.38%, 01/15/2016	2		2		4.38%, 11/15/2042	200		191
Coca-Cola Co/The					7.38%, 11/01/2029	350		466
1.50%, 11/15/2015	77		78		8.55%, 05/15/2019	144		185
1.65%, 03/14/2018	200		202		9.40%, 05/15/2039	51		84
1.80%, 09/01/2016	77		79		Eastman Chemical Co
3.15%, 11/15/2020	528		554		3.00%, 12/15/2015	51		53
Coca-Cola Femsa SAB de CV					3.60%, 08/15/2022	100		103
2.38%, 11/26/2018	400		405		4.50%, 01/15/2021	51		54
Diageo Capital PLC					4.80%, 09/01/2042	100		101
1.50%, 05/11/2017	200		202		Ecolab Inc
4.83%, 07/15/2020	51		58		1.45%, 12/08/2017	300		300
5.88%, 09/30/2036	219		265		4.35%, 12/08/2021	102		112
Diageo Investment Corp					5.50%, 12/08/2041	307		358
2.88%, 05/11/2022	200		199		EI du Pont de Nemours & Co
Dr Pepper Snapple Group Inc					2.75%, 04/01/2016	77		80
2.60%, 01/15/2019	277		281		2.80%, 02/15/2023	200		195
Pepsi Bottling Group Inc/The					4.15%, 02/15/2043	100		97
7.00%, 03/01/2029	300		400		4.25%, 04/01/2021	177		194
					4.63%, 01/15/2020	25		28

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2014 (unaudited)

		Principal				Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Chemicals (continued)					Computers (continued)
EI du Pont de Nemours & Co	(continued)				Seagate Technology HDD Holdings
6.00%, 07/15/2018		$200	$234		6.80%, 10/01/2016	$65	$73
LyondellBasell Industries NV							$8,455
5.00%, 04/15/2019		300	338
5.75%, 04/15/2024		100	118		Consumer Products - 0.05%
Mosaic Co/The					Avery Dennison Corp
4.25%, 11/15/2023		146	154		5.38%, 04/15/2020	25	26
Potash Corp of Saskatchewan Inc					Clorox Co/The
3.63%, 03/15/2024		500	509		3.80%, 11/15/2021	128	134
4.88%, 03/30/2020		51	57		Kimberly-Clark Corp
PPG Industries Inc					2.40%, 03/01/2022	257	251
3.60%, 11/15/2020		251	264		2.40%, 06/01/2023	150	143
Praxair Inc					3.70%, 06/01/2043	150	139
2.20%, 08/15/2022		300	283		7.50%, 11/01/2018	18	22
5.38%, 11/01/2016		51	56				$715
			$6,561		Cosmetics & Personal Care - 0.13%
Commercial Services - 0.09%					Avon Products Inc
Lender Processing Services Inc / Black Knight					4.60%, 03/15/2020	500	518
Lending Solutions Inc					Colgate-Palmolive Co
5.75%, 04/15/2023		300	322		2.95%, 11/01/2020	154	160
Massachusetts Institute of Technology					Procter & Gamble Co/The
4.68%, 07/01/2114		250	267		2.30%, 02/06/2022	411	402
MasterCard Inc					3.10%, 08/15/2023	350	353
2.00%, 04/01/2019		300	301		4.70%, 02/15/2019	77	87
McGraw Hill Financial Inc					4.85%, 12/15/2015	25	27
6.55%, 11/15/2037		51	53		5.50%, 02/01/2034	350	422
Western Union Co/The							$1,969
5.25%, 04/01/2020		25	27		Credit Card Asset Backed Securities - 0.14%
Yale University					Capital One Multi-Asset Execution Trust
2.09%, 04/15/2019		400	404		5.75%, 07/15/2020	476	541
			$1,374		Chase Issuance Trust
					0.54%, 10/16/2017 (a)	650	650
Computers - 0.55%
Affiliated Computer Services Inc					Citibank Credit Card Issuance Trust
5.20%, 06/01/2015		51	53		1.11%, 07/23/2018	500	503
Apple Inc					2.88%, 01/23/2023	500	511
0.45%, 05/03/2016		300	299				$2,205
1.00%, 05/03/2018		300	293		Distribution & Wholesale - 0.03%
1.05%, 05/05/2017		1,000	1,001		Arrow Electronics Inc
2.40%, 05/03/2023		300	284		3.00%, 03/01/2018	300	310
2.85%, 05/06/2021		500	504		4.50%, 03/01/2023	200	209
3.45%, 05/06/2024		400	405				$519
3.85%, 05/04/2043		300	276
Computer Sciences Corp					Diversified Financial Services - 1.47%
2.50%, 09/15/2015		170	173		Air Lease Corp
4.45%, 09/15/2022		100	105		3.38%, 01/15/2019	400	412
6.50%, 03/15/2018		302	350		American Express Co
EMC Corp/MA					2.65%, 12/02/2022	400	390
1.88%, 06/01/2018		500	503		6.15%, 08/28/2017	128	146
Hewlett-Packard Co					7.00%, 03/19/2018	282	335
2.13%, 09/13/2015		77	78		American Express Credit Corp
2.60%, 09/15/2017		154	159		2.80%, 09/19/2016	835	869
2.65%, 06/01/2016		200	207		Ameriprise Financial Inc
3.00%, 09/15/2016		128	133		4.00%, 10/15/2023	200	211
3.75%, 12/01/2020		750	784		7.30%, 06/28/2019	600	741
4.65%, 12/09/2021		180	196		Bear Stearns Cos LLC/The
6.00%, 09/15/2041		154	177		5.55%, 01/22/2017	51	56
International Business Machines Corp					6.40%, 10/02/2017	328	378
0.45%, 05/06/2016		200	200		7.25%, 02/01/2018	444	528
1.25%, 02/08/2018		500	498		BlackRock Inc
1.63%, 05/15/2020		200	193		3.38%, 06/01/2022	200	206
5.60%, 11/30/2039		92	110		3.50%, 03/18/2024	500	506
5.70%, 09/14/2017		180	205		5.00%, 12/10/2019	25	29
5.88%, 11/29/2032		200	250		Capital One Bank USA NA
6.22%, 08/01/2027		351	442		1.15%, 11/21/2016	200	201
Seagate HDD Cayman					2.30%, 06/05/2019	400	402
4.75%, 06/01/2023 (d)		500	504		3.38%, 02/15/2023	300	298
					Charles Schwab Corp/The
					2.20%, 07/25/2018	300	305

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Diversified Financial Services (continued)					Electric (continued)
CME Group Inc/IL					Baltimore Gas & Electric Co
5.30%, 09/15/2043	$200		$231		5.90%, 10/01/2016	$69		$76
Countrywide Financial Corp					Berkshire Hathaway Energy Co
6.25%, 05/15/2016	56		61		2.00%, 11/15/2018	250		250
Credit Suisse USA Inc					6.13%, 04/01/2036	156		193
7.13%, 07/15/2032	300		413		Commonwealth Edison Co
Ford Motor Credit Co LLC					4.00%, 08/01/2020	10		11
1.50%, 01/17/2017	500		503		5.80%, 03/15/2018	212		243
2.75%, 05/15/2015	400		408		5.88%, 02/01/2033	300		365
3.98%, 06/15/2016	300		317		Consolidated Edison Co of New York Inc
4.25%, 02/03/2017	200		215		4.20%, 03/15/2042	128		127
4.25%, 09/20/2022	200		213		5.50%, 12/01/2039	400		474
4.38%, 08/06/2023	350		374		5.85%, 03/15/2036	51		63
5.00%, 05/15/2018	200		222		6.65%, 04/01/2019	51		61
5.88%, 08/02/2021	200		235		6.75%, 04/01/2038	125		168
Franklin Resources Inc					Constellation Energy Group Inc
3.13%, 05/20/2015	166		170		4.55%, 06/15/2015	15		16
General Electric Capital Corp					Consumers Energy Co
2.30%, 04/27/2017	257		265		5.50%, 08/15/2016	73		80
2.30%, 01/14/2019	500		510		Dominion Resources Inc/VA
3.15%, 09/07/2022	400		402		4.90%, 08/01/2041	77		81
4.63%, 01/07/2021	77		86		5.15%, 07/15/2015	51		53
5.00%, 01/08/2016	3,000		3,198		8.88%, 01/15/2019	400		513
5.30%, 02/11/2021	308		350		DTE Electric Co
5.38%, 10/20/2016	554		610		3.45%, 10/01/2020	405		426
5.50%, 01/08/2020	295		342		Duke Energy Carolinas LLC
5.63%, 09/15/2017	154		174		4.00%, 09/30/2042	100		97
5.63%, 05/01/2018	300		344		5.30%, 10/01/2015	154		163
5.88%, 01/14/2038	266		323		5.30%, 02/15/2040	12		14
6.00%, 08/07/2019	181		214		Duke Energy Corp
6.15%, 08/07/2037	155		193		3.35%, 04/01/2015	215		220
6.38%, 11/15/2067 (a)	300		335		3.75%, 04/15/2024	500		514
6.75%, 03/15/2032	1,881		2,481		Duke Energy Florida Inc
6.88%, 01/10/2039	200		269		0.65%, 11/15/2015	300		301
HSBC Finance Corp					4.55%, 04/01/2020	77		86
6.68%, 01/15/2021	99		118		5.65%, 06/15/2018	128		146
Jefferies Group LLC					5.65%, 04/01/2040	25		31
3.88%, 11/09/2015	102		105		6.40%, 06/15/2038	66		88
6.50%, 01/20/2043	200		221		Duke Energy Indiana Inc
6.88%, 04/15/2021	27		32		3.75%, 07/15/2020	37		40
8.50%, 07/15/2019	12		15		4.20%, 03/15/2042	128		128
Murray Street Investment Trust I					6.12%, 10/15/2035	77		95
4.65%, 03/09/2017 (a)	257		278		6.45%, 04/01/2039	300		400
NASDAQ OMX Group Inc/The					Duke Energy Ohio Inc
4.25%, 06/01/2024	350		355		5.45%, 04/01/2019	128		147
National Rural Utilities Cooperative Finance					Entergy Arkansas Inc
Corp					3.70%, 06/01/2024	500		519
3.05%, 02/15/2022	102		104		3.75%, 02/15/2021	25		27
3.88%, 09/16/2015	128		133		Entergy Corp
5.45%, 04/10/2017	400		447		4.70%, 01/15/2017	128		138
10.38%, 11/01/2018	218		294		5.13%, 09/15/2020	89		99
Nomura Holdings Inc					Exelon Corp
2.75%, 03/19/2019	500		509		4.90%, 06/15/2015	38		39
4.13%, 01/19/2016	154		161		Exelon Generation Co LLC
6.70%, 03/04/2020	129		155		5.20%, 10/01/2019	102		115
ORIX Corp					6.25%, 10/01/2039	344		404
4.71%, 04/27/2015	120		124		FirstEnergy Solutions Corp
Private Export Funding Corp					6.80%, 08/15/2039	101		108
3.05%, 10/15/2014	25		25		Florida Power & Light Co
			$22,547		5.13%, 06/01/2041	154		179
					5.63%, 04/01/2034	25		31
Electric - 1.83%					5.69%, 03/01/2040	48		60
Ameren Illinois Co					Georgia Power Co
2.70%, 09/01/2022	300		295		0.75%, 08/10/2015	300		301
Appalachian Power Co					3.00%, 04/15/2016	77		80
4.40%, 05/15/2044	500		502		4.25%, 12/01/2019	77		86
6.70%, 08/15/2037	277		364		4.30%, 03/15/2042	228		229
7.00%, 04/01/2038	120		163		Great Plains Energy Inc
Arizona Public Service Co					4.85%, 06/01/2021	77		85
4.50%, 04/01/2042	77		80

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Electric (continued)					Electric (continued)
Hydro-Quebec					Public Service Electric & Gas Co
1.38%, 06/19/2017	$300		$303		3.50%, 08/15/2020	$73		$77
8.05%, 07/07/2024	102		141		3.65%, 09/01/2042	200		183
Iberdrola International BV					Puget Sound Energy Inc
6.75%, 07/15/2036	128		159		4.43%, 11/15/2041	77		80
LG&E and KU Energy LLC					5.80%, 03/15/2040	351		438
3.75%, 11/15/2020	77		81		San Diego Gas & Electric Co
Louisville Gas & Electric Co					5.35%, 05/15/2040	84		101
5.13%, 11/15/2040	51		59		South Carolina Electric & Gas Co
MidAmerican Energy Co					4.50%, 06/01/2064	500		506
3.50%, 10/15/2024	750		766		5.45%, 02/01/2041	77		92
Mississippi Power Co					Southern California Edison Co
4.25%, 03/15/2042	100		98		1.13%, 05/01/2017	500		501
Nevada Power Co					4.05%, 03/15/2042	318		314
5.45%, 05/15/2041	150		181		5.50%, 03/15/2040	102		123
6.50%, 05/15/2018	77		90		5.95%, 02/01/2038	117		148
7.13%, 03/15/2019	12		15		Southern Power Co
NextEra Energy Capital Holdings Inc					5.25%, 07/15/2043	200		223
1.20%, 06/01/2015	280		282		Southwestern Electric Power Co
2.60%, 09/01/2015	1,000		1,022		6.20%, 03/15/2040	51		64
4.50%, 06/01/2021	351		383		6.45%, 01/15/2019	125		148
NiSource Finance Corp					Tampa Electric Co
5.25%, 09/15/2017	70		78		4.35%, 05/15/2044	500		511
5.95%, 06/15/2041	1,025		1,187		TransAlta Corp
6.40%, 03/15/2018	215		247		6.50%, 03/15/2040	25		26
Northern States Power Co/MN					Union Electric Co
5.25%, 03/01/2018	41		46		3.50%, 04/15/2024	500		514
5.35%, 11/01/2039	82		97		6.40%, 06/15/2017	77		88
NSTAR Electric Co					Virginia Electric and Power Co
2.38%, 10/15/2022	750		712		2.75%, 03/15/2023	500		488
Ohio Edison Co					4.65%, 08/15/2043	250		269
8.25%, 10/15/2038	119		184		6.00%, 05/15/2037	77		98
Ohio Power Co					8.88%, 11/15/2038	10		17
6.00%, 06/01/2016	181		199		Westar Energy Inc
Oncor Electric Delivery Co LLC					5.10%, 07/15/2020	167		190
5.00%, 09/30/2017	400		446		Xcel Energy Inc
5.25%, 09/30/2040	51		59		0.75%, 05/09/2016	500		501
6.80%, 09/01/2018	374		445					$27,948
7.25%, 01/15/2033	300		422
Pacific Gas & Electric Co					Electrical Components & Equipment - 0.01%
3.25%, 06/15/2023	1,000		999		Emerson Electric Co
3.50%, 10/01/2020	25		26		2.63%, 02/15/2023	100		98
4.45%, 04/15/2042	102		104		4.88%, 10/15/2019	25		28
5.40%, 01/15/2040	128		146					$126
6.05%, 03/01/2034	452		559		Electronics - 0.13%
PacifiCorp					Agilent Technologies Inc
5.65%, 07/15/2018	70		80		6.50%, 11/01/2017	265		303
5.75%, 04/01/2037	400		495		Honeywell International Inc
6.25%, 10/15/2037	92		120		5.30%, 03/01/2018	128		146
PECO Energy Co					5.38%, 03/01/2041	77		92
2.38%, 09/15/2022	100		96		5.70%, 03/15/2037	12		15
4.80%, 10/15/2043	250		279		Jabil Circuit Inc
PPL Capital Funding Inc					4.70%, 09/15/2022	100		101
3.40%, 06/01/2023	300		300		Koninklijke Philips NV
4.70%, 06/01/2043	100		103		5.00%, 03/15/2042	128		141
PPL Electric Utilities Corp					5.75%, 03/11/2018	10		11
2.50%, 09/01/2022	200		195		Thermo Fisher Scientific Inc
Progress Energy Inc					1.85%, 01/15/2018	476		478
3.15%, 04/01/2022	128		128		2.40%, 02/01/2019	500		505
7.75%, 03/01/2031	136		192		3.20%, 05/01/2015	200		204
PSEG Power LLC					4.70%, 05/01/2020	51		56
2.45%, 11/15/2018	180		182					$2,052
2.75%, 09/15/2016	77		80
Public Service Co of Colorado					Engineering & Construction - 0.01%
3.95%, 03/15/2043	100		98		ABB Finance USA Inc
4.75%, 08/15/2041	550		605		2.88%, 05/08/2022	100		99
Public Service Co of New Mexico
7.95%, 05/15/2018	154		185

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2014 (unaudited)

	Principal							Principal
BONDS (continued)	Amount (000's)	Value	(000	's)		BONDS (continued)	Amount (000's)		Value	(000	's)

Entertainment - 0.01%						Finance - Mortgage Loan/Banker (continued)
International Game Technology						Federal Home Loan Banks	(continued)
5.35%, 10/15/2023	$200		$210			1.63%, 06/14/2019		$500		$498
						2.88%, 06/12/2015		295		303

Environmental Control - 0.09%						4.75%, 12/16/2016		60		66
Republic Services Inc						4.88%, 05/17/2017		320		356
						5.00%, 11/17/2017		690		778
4.75%, 05/15/2023	51		57			5.38%, 05/18/2016		575		628
5.25%, 11/15/2021	200		228
5.50%, 09/15/2019	104		119			5.38%, 09/30/2022		500		603
						5.50%, 07/15/2036		180		230
6.20%, 03/01/2040	59		73			5.63%, 06/11/2021		150		183
Waste Management Inc
6.38%, 03/11/2015	77		80			Freddie Mac
						0.42%, 09/18/2015		750		752
7.00%, 07/15/2028	515		672			0.50%, 01/28/2016		350		350
7.38%, 03/11/2019	77		94			0.50%, 05/13/2016		1,000		1,000
			$1,323			0.75%, 01/12/2018		500		493
Federal & Federally Sponsored Credit - 0.06%						0.88%, 10/14/2016		1,000		1,006
Federal Farm Credit Banks						0.88%, 03/07/2018		500		493
0.50%, 06/23/2015	500		502			1.00%, 03/08/2017		1,500		1,505
0.54%, 11/07/2016	200		199			1.00%, 09/29/2017		1,200		1,198
1.50%, 11/16/2015	257		261			1.20%, 06/12/2018		640		638
			$962			1.25%, 05/12/2017		257		260
						1.25%, 08/01/2019		500		489
Finance - Mortgage Loan/Banker - 3.18%						1.25%, 10/02/2019		1,000		971
Fannie Mae						1.38%, 05/01/2020		1,000		973
0.00%, 06/01/2017 (c)	154		149			1.40%, 08/22/2019		500		490
0.00%, 10/09/2019 (c)	1,390		1,221			1.75%, 09/10/2015		564		574
0.50%, 03/30/2016	525		526			2.00%, 08/25/2016		500		515
0.50%, 04/29/2016	415		415			2.38%, 01/13/2022		757		756
0.63%, 08/26/2016	1,000		1,001			2.50%, 05/27/2016		180		187
0.75%, 04/20/2017	1,500		1,493			3.00%, 01/18/2028		205		191
0.88%, 08/28/2017	500		497			3.75%, 03/27/2019		1,052		1,156
0.88%, 12/20/2017	800		794			4.38%, 07/17/2015		51		53
0.88%, 02/08/2018	1,000		986			4.75%, 11/17/2015		564		598
0.88%, 05/21/2018	1,000		983			4.75%, 01/19/2016		231		247
0.95%, 08/23/2017	700		699			4.88%, 06/13/2018		212		241
1.00%, 12/28/2017	500		495			5.00%, 02/16/2017		102		113
1.00%, 04/30/2018	575		566			5.00%, 04/18/2017		257		286
1.07%, 09/27/2017	300		300			5.13%, 11/17/2017		180		204
1.13%, 04/27/2017	500		503			5.25%, 04/18/2016		180		195
1.13%, 03/28/2018	200		200			5.50%, 07/18/2016		321		354
1.15%, 02/28/2018	400		398			5.50%, 08/23/2017		231		263
1.25%, 09/28/2016	321		326			6.25%, 07/15/2032		231		319
1.25%, 01/30/2017	1,192		1,207			6.75%, 03/15/2031		577		828
1.38%, 11/15/2016	257		261							$48,601
1.55%, 10/29/2019	250		245
1.63%, 10/26/2015	2,007		2,041		Food	- 0.60%
2.38%, 07/28/2015	102		104			Campbell Soup Co
2.38%, 04/11/2016	180		187			3.05%, 07/15/2017		128		134
4.38%, 10/15/2015	102		107			4.25%, 04/15/2021		51		55
5.00%, 03/15/2016	321		346			ConAgra Foods Inc
5.00%, 02/13/2017	64		71			1.30%, 01/25/2016		200		202
5.00%, 05/11/2017	64		71			2.10%, 03/15/2018		200		201
5.25%, 09/15/2016	701		772			3.20%, 01/25/2023		1,000		964
5.38%, 06/12/2017	321		363			3.25%, 09/15/2022		100		98
5.63%, 07/15/2037	200		263			4.65%, 01/25/2043		100		99
6.00%, 04/18/2036	51		55			Delhaize Group SA
6.63%, 11/15/2030	602		855			5.70%, 10/01/2040		102		109
7.13%, 01/15/2030	199		291			General Mills Inc
7.25%, 05/15/2030	780		1,151			3.15%, 12/15/2021		77		79
Federal Home Loan Banks						5.65%, 02/15/2019		75		87
0.38%, 08/28/2015	1,500		1,503			5.70%, 02/15/2017		500		559
0.38%, 02/19/2016	1,200		1,200			Kellogg Co
0.38%, 06/24/2016	800		798			1.75%, 05/17/2017		1,000		1,012
0.50%, 11/20/2015	500		501			4.00%, 12/15/2020		112		118
0.63%, 12/28/2016	1,200		1,199			Kraft Foods Group Inc
0.88%, 05/24/2017	250		250			1.63%, 06/04/2015		300		303
1.00%, 06/21/2017	500		502			3.50%, 06/06/2022		300		308
1.25%, 02/28/2018	260		259			5.00%, 06/04/2042		200		214
1.38%, 03/09/2018	1,000		1,003			5.38%, 02/10/2020		95		108
1.63%, 04/28/2017	100		101			6.50%, 02/09/2040		75		95

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2014 (unaudited)

			Principal					Principal
	BONDS (continued)		Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

	Food (continued)						Healthcare - Products (continued)
	Kraft Foods Group Inc	(continued)					Medtronic Inc
	6.88%, 01/26/2039		$161		$210		2.75%, 04/01/2023	$200		$193
	Kroger Co/The						4.00%, 04/01/2043	150		143
	3.40%, 04/15/2022		154		156		4.45%, 03/15/2020	102		113
	5.15%, 08/01/2043		300		324		St Jude Medical Inc
	5.40%, 07/15/2040		25		27		3.25%, 04/15/2023	600		595
	6.15%, 01/15/2020		12		14		Stryker Corp
	6.40%, 08/15/2017		18		21		4.10%, 04/01/2043	200		191
	7.50%, 04/01/2031		400		527		4.38%, 01/15/2020	25		28
	Mondelez International Inc						4.38%, 05/15/2044	200		199
	4.13%, 02/09/2016		615		647					$3,020
	5.38%, 02/10/2020		500		575
	6.13%, 02/01/2018		255		293		Healthcare - Services - 0.34%
	6.50%, 02/09/2040		139		178		Aetna Inc
	Safeway Inc						1.50%, 11/15/2017	100		100
	3.40%, 12/01/2016		113		119		4.13%, 06/01/2021	102		111
	3.95%, 08/15/2020		32		33		4.13%, 11/15/2042	100		96
	6.35%, 08/15/2017		600		683		6.63%, 06/15/2036	105		137
	Unilever Capital Corp						6.75%, 12/15/2037	112		149
	2.20%, 03/06/2019		250		254		Cigna Corp
	5.90%, 11/15/2032		230		299		2.75%, 11/15/2016	128		133
					$9,105		5.38%, 02/15/2042	128		146
							Coventry Health Care Inc
	Forest Products & Paper - 0.09%						5.45%, 06/15/2021	500		582
	Georgia-Pacific LLC						Howard Hughes Medical Institute
	7.75%, 11/15/2029		51		70		3.50%, 09/01/2023	400		412
	8.00%, 01/15/2024		228		308		Quest Diagnostics Inc
	International Paper Co						4.70%, 04/01/2021	102		110
	4.75%, 02/15/2022		500		551		4.75%, 01/30/2020	3		3
	7.30%, 11/15/2039		25		34		5.45%, 11/01/2015	18		19
	7.50%, 08/15/2021		136		173		UnitedHealth Group Inc
	9.38%, 05/15/2019		61		81		0.85%, 10/15/2015	160		161
	MeadWestvaco Corp						1.40%, 10/15/2017	400		401
	7.38%, 09/01/2019		100		121		2.88%, 03/15/2022	180		179
	Plum Creek Timberlands LP						4.38%, 03/15/2042	750		751
	4.70%, 03/15/2021		51		55		4.70%, 02/15/2021	90		100
					$1,393		6.50%, 06/15/2037	77		101
							6.88%, 02/15/2038	141		191
Gas	- 0.05%						WellPoint Inc
	CenterPoint Energy Inc						2.30%, 07/15/2018	500		509
	6.50%, 05/01/2018		77		90		3.30%, 01/15/2023	300		300
	National Grid PLC						4.65%, 01/15/2043	100		102
	6.30%, 08/01/2016		41		46		5.25%, 01/15/2016	33		35
	Sempra Energy						5.85%, 01/15/2036	250		295
	6.00%, 10/15/2039		112		139					$5,123
	6.15%, 06/15/2018		120		139
	Southern California Gas Co						Home Furnishings - 0.01%
	4.45%, 03/15/2044		400		423		Whirlpool Corp
					$837		4.85%, 06/15/2021	77		85

	Hand & Machine Tools - 0.01%
	Stanley Black & Decker Inc						Insurance - 0.94%
	2.90%, 11/01/2022		200		195		Aegon NV
							4.63%, 12/01/2015	23		24
							Aflac Inc
	Healthcare - Products - 0.20%						3.45%, 08/15/2015	220		227
	Baxter International Inc						6.45%, 08/15/2040	132		167
	1.85%, 06/15/2018		500		501		8.50%, 05/15/2019	12		15
	2.40%, 08/15/2022		250		236		Allstate Corp/The
	4.25%, 03/15/2020		51		55		5.55%, 05/09/2035	200		238
	5.90%, 09/01/2016		18		20		American International Group Inc
	Becton Dickinson and Co						4.88%, 06/01/2022	250		278
	5.00%, 11/12/2040		51		57		5.05%, 10/01/2015	750		791
	Boston Scientific Corp						5.60%, 10/18/2016	577		634
	4.13%, 10/01/2023		350		364		5.85%, 01/16/2018	154		176
	6.00%, 01/15/2020		51		59		6.25%, 05/01/2036	500		629
	6.25%, 11/15/2015		51		55		6.40%, 12/15/2020	228		275
	7.38%, 01/15/2040		51		70		8.25%, 08/15/2018	313		389
	Covidien International Finance SA						Aon Corp
	6.00%, 10/15/2017		123		141		5.00%, 09/30/2020	128		144

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Insurance (continued)					Insurance (continued)
Aon PLC					Validus Holdings Ltd
4.45%, 05/24/2043	$300		$291		8.88%, 01/26/2040	$51		$73
Arch Capital Group US Inc					Voya Financial Inc
5.14%, 11/01/2043	375		406		5.50%, 07/15/2022	350		401
AXA SA					5.70%, 07/15/2043	300		352
8.60%, 12/15/2030	38		51		Willis Group Holdings PLC
Berkshire Hathaway Finance Corp					4.13%, 03/15/2016	128		134
1.30%, 05/15/2018	300		297		WR Berkley Corp
2.00%, 08/15/2018	500		509		6.25%, 02/15/2037	29		35
4.25%, 01/15/2021	102		112		XLIT Ltd
4.30%, 05/15/2043	300		298		2.30%, 12/15/2018	350		348
5.75%, 01/15/2040	115		138					$14,417
Berkshire Hathaway Inc
1.90%, 01/31/2017	128		131		Internet - 0.09%
3.40%, 01/31/2022	205		213		Amazon.com Inc
Chubb Corp/The					0.65%, 11/27/2015	200		200
6.50%, 05/15/2038	10		13		1.20%, 11/29/2017	100		99
CNA Financial Corp					2.50%, 11/29/2022	100		95
5.75%, 08/15/2021	77		90		Baidu Inc
Fidelity National Financial Inc					3.25%, 08/06/2018	500		517
6.60%, 05/15/2017	51		57		eBay Inc
Genworth Holdings Inc					1.63%, 10/15/2015	51		52
4.90%, 08/15/2023	500		535		2.60%, 07/15/2022	100		96
7.70%, 06/15/2020	25		31		4.00%, 07/15/2042	100		89
Hartford Financial Services Group Inc/The					Expedia Inc
5.38%, 03/15/2017	177		196		7.46%, 08/15/2018	128		152
6.63%, 03/30/2040	25		33		Google Inc
Lincoln National Corp					2.13%, 05/19/2016	51		52
6.15%, 04/07/2036	80		98		3.63%, 05/19/2021	51		55
7.00%, 06/15/2040	47		64					$1,407
8.75%, 07/01/2019	141		183		Investment Companies - 0.02%
Loews Corp					Prospect Capital Corp
2.63%, 05/15/2023	200		189		5.00%, 07/15/2019	250		257
4.13%, 05/15/2043	200		187
Markel Corp
5.00%, 03/30/2043	200		208		Iron & Steel - 0.16%
MetLife Inc					Allegheny Technologies Inc
3.60%, 04/10/2024	250		255		5.88%, 08/15/2023	350		384
4.37%, 09/15/2023 (a)	200		215		Cliffs Natural Resources Inc
5.70%, 06/15/2035	164		197		4.80%, 10/01/2020	200		196
6.40%, 12/15/2066 (a)	288		322		4.88%, 04/01/2021	128		126
6.75%, 06/01/2016	257		286		6.25%, 10/01/2040	250		216
7.72%, 02/15/2019	225		280		Nucor Corp
PartnerRe Finance B LLC					5.75%, 12/01/2017	12		14
5.50%, 06/01/2020	115		131		Vale Overseas Ltd
Progressive Corp/The					5.63%, 09/15/2019	546		614
3.75%, 08/23/2021	277		295		6.25%, 01/23/2017	351		393
4.35%, 04/25/2044	200		203		6.88%, 11/21/2036	367		406
Protective Life Corp					8.25%, 01/17/2034	38		47
8.45%, 10/15/2039	51		74					$2,396
Prudential Financial Inc					Lodging - 0.02%
3.00%, 05/12/2016	600		624		Wyndham Worldwide Corp
4.50%, 11/16/2021	128		141		3.90%, 03/01/2023	300		301
4.75%, 09/17/2015	51		54
5.70%, 12/14/2036	25		29
5.80%, 11/16/2041	51		61		Machinery - Construction & Mining - 0.11%
5.88%, 09/15/2042 (a)	100		109		Caterpillar Financial Services Corp
6.00%, 12/01/2017	77		88		1.63%, 06/01/2017	150		152
6.63%, 12/01/2037	126		162		2.45%, 09/06/2018	200		206
7.38%, 06/15/2019	350		433		2.65%, 04/01/2016	77		80
Reinsurance Group of America Inc					7.05%, 10/01/2018	200		242
4.70%, 09/15/2023	200		215		7.15%, 02/15/2019	113		139
Travelers Cos Inc/The					Caterpillar Inc
5.90%, 06/02/2019	350		411		3.80%, 08/15/2042	105		97
6.25%, 06/15/2037	12		15		4.75%, 05/15/2064	350		365
6.75%, 06/20/2036	51		70		6.05%, 08/15/2036	332		411
Unum Group								$1,692
7.13%, 09/30/2016	77		87

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2014 (unaudited)

		Principal						Principal
	BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)		Amount (000's)	Value	(000	's)

	Machinery - Diversified - 0.23%					Media (continued)
	Deere & Co					Time Warner Cable Inc	(continued)
	4.38%, 10/16/2019	$56		$62		5.50%, 09/01/2041		$300		$336
	John Deere Capital Corp					5.85%, 05/01/2017		51		57
	0.88%, 04/17/2015	27		27		6.55%, 05/01/2037		151		188
	1.20%, 10/10/2017	200		199		6.75%, 07/01/2018		51		60
	1.30%, 03/12/2018	1,525		1,509		6.75%, 06/15/2039		77		99
	1.40%, 03/15/2017	180		182		7.30%, 07/01/2038		300		404
	2.25%, 06/07/2016	77		80		8.25%, 04/01/2019		154		195
	2.75%, 03/15/2022	1,128		1,119		8.75%, 02/14/2019		48		62
	Rockwell Automation Inc					Time Warner Entertainment Co LP
	6.25%, 12/01/2037	51		65		8.38%, 07/15/2033		95		139
	Roper Industries Inc					Time Warner Inc
	1.85%, 11/15/2017	300		303		3.15%, 07/15/2015		79		81
				$3,546		4.00%, 01/15/2022		180		190
						4.05%, 12/15/2023		500		519
Media	- 1.13%					4.65%, 06/01/2044		500		491
	21st Century Fox America Inc					4.70%, 01/15/2021		81		90
	4.50%, 02/15/2021	200		219		4.88%, 03/15/2020		42		47
	5.65%, 08/15/2020	51		59		5.38%, 10/15/2041		128		139
	6.15%, 02/15/2041	577		699		5.88%, 11/15/2016		180		200
	6.20%, 12/15/2034	154		189		6.10%, 07/15/2040		43		51
	6.40%, 12/15/2035	128		159		6.20%, 03/15/2040		51		61
	6.90%, 03/01/2019	154		186		6.50%, 11/15/2036		120		147
	CBS Corp					7.63%, 04/15/2031		445		611
	1.95%, 07/01/2017	200		203		Viacom Inc
	4.85%, 07/01/2042	200		199		2.50%, 12/15/2016		102		105
	5.75%, 04/15/2020	65		75		3.25%, 03/15/2023		750		740
	7.88%, 07/30/2030	178		239		3.88%, 12/15/2021		128		134
	Comcast Corp					4.25%, 09/15/2015		22		23
	2.85%, 01/15/2023	100		99		4.38%, 03/15/2043		100		93
	4.25%, 01/15/2033	100		103		6.88%, 04/30/2036		166		210
	4.65%, 07/15/2042	100		104		Walt Disney Co/The
	5.15%, 03/01/2020	774		887		0.45%, 12/01/2015		250		250
	5.90%, 03/15/2016	1,128		1,228		1.10%, 12/01/2017		100		100
	6.30%, 11/15/2017	128		149		1.35%, 08/16/2016		51		52
	6.45%, 03/15/2037	60		77		2.35%, 12/01/2022		750		723
	6.95%, 08/15/2037	274		369		2.75%, 08/16/2021		102		103
	7.05%, 03/15/2033	300		404		3.70%, 12/01/2042		100		92
	Cox Communications Inc					7.00%, 03/01/2032		51		70
	5.50%, 10/01/2015	25		26						$17,223
	DIRECTV Holdings LLC / DIRECTV
	Financing Co Inc					Metal Fabrication & Hardware - 0.04%
	1.75%, 01/15/2018	600		601		Precision Castparts Corp
	2.40%, 03/15/2017	200		206		0.70%, 12/20/2015		200		200
	3.80%, 03/15/2022	102		105		1.25%, 01/15/2018		200		199
	4.60%, 02/15/2021	171		187		2.50%, 01/15/2023		100		96
	5.88%, 10/01/2019	56		65		3.90%, 01/15/2043		175		168
	6.00%, 08/15/2040	1,163		1,339						$663
	Discovery Communications LLC
	3.25%, 04/01/2023	200		196		Mining - 0.54%
	3.70%, 06/01/2015	32		33		Barrick Gold Corp
	5.05%, 06/01/2020	51		57		4.10%, 05/01/2023		150		149
	5.63%, 08/15/2019	51		58		6.95%, 04/01/2019		200		238
	6.35%, 06/01/2040	43		52		Barrick PD Australia Finance Pty Ltd
	Historic TW Inc					4.95%, 01/15/2020		60		66
	6.88%, 06/15/2018	25		30		5.95%, 10/15/2039		90		94
	NBCUniversal Media LLC					BHP Billiton Finance USA Ltd
	3.65%, 04/30/2015	129		133		1.63%, 02/24/2017		128		130
	4.38%, 04/01/2021	151		167		3.25%, 11/21/2021		128		132
	5.15%, 04/30/2020	75		86		4.13%, 02/24/2042		328		319
	5.95%, 04/01/2041	100		123		5.00%, 09/30/2043		500		553
	6.40%, 04/30/2040	251		322		6.50%, 04/01/2019		23		28
	Reed Elsevier Capital Inc					Freeport-McMoRan Copper & Gold Inc
	3.13%, 10/15/2022	125		123		3.55%, 03/01/2022		302		299
	Thomson Reuters Corp					3.88%, 03/15/2023		1,000		997
	0.88%, 05/23/2016	300		300		Goldcorp Inc
	4.50%, 05/23/2043	300		285		3.63%, 06/09/2021		300		303
	5.85%, 04/15/2040	25		28		Newmont Mining Corp
	Time Warner Cable Inc					3.50%, 03/15/2022		102		98
	4.00%, 09/01/2021	180		192		5.13%, 10/01/2019		801		884

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2014 (unaudited)

		Principal				Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Mining (continued)					Mortgage Backed Securities (continued)
Newmont Mining Corp	(continued)				Banc of America Commercial Mortgage Trust
6.25%, 10/01/2039		$118	$124		2008-1
Placer Dome Inc					6.42%, 02/10/2051 (a)	$41	$47
6.45%, 10/15/2035		150	160		Banc of America Merrill Lynch Commercial
Rio Tinto Alcan Inc					Mortgage Inc
5.75%, 06/01/2035		650	737		5.35%, 09/10/2047 (a)	129	134
6.13%, 12/15/2033		77	92		Bear Stearns Commercial Mortgage Securities
Rio Tinto Finance USA Ltd					Trust 2005-PWR10
2.25%, 09/20/2016		200	206		5.41%, 12/11/2040	125	130
3.75%, 09/20/2021		128	135		Bear Stearns Commercial Mortgage Securities
6.50%, 07/15/2018		203	240		Trust 2006-PWR12
7.13%, 07/15/2028		512	670		5.90%, 09/11/2038 (a)	99	107
9.00%, 05/01/2019		83	109		Bear Stearns Commercial Mortgage Securities
Rio Tinto Finance USA PLC					Trust 2006-PWR13
4.75%, 03/22/2042		328	342		5.54%, 09/11/2041	124	133
Southern Copper Corp					Bear Stearns Commercial Mortgage Securities
5.38%, 04/16/2020		25	28		Trust 2006-PWR14
6.75%, 04/16/2040		258	281		5.20%, 12/11/2038	500	543
Teck Resources Ltd					Bear Stearns Commercial Mortgage Securities
2.50%, 02/01/2018		300	306		Trust 2006-TOP24
3.00%, 03/01/2019		102	104		5.54%, 10/12/2041	187	203
4.50%, 01/15/2021		200	211		CD 2006-CD3 Mortgage Trust
6.25%, 07/15/2041		154	167		5.62%, 10/15/2048	81	86
			$8,202		Citigroup Commercial Mortgage Trust 2013-
					GC11
Miscellaneous Manufacturing - 0.20%					0.75%, 04/10/2046	355	354
3M Co					Citigroup Commercial Mortgage Trust 2013-
1.38%, 09/29/2016		128	130		GC15
5.70%, 03/15/2037		38	47		4.37%, 09/10/2046	1,000	1,089
Crane Co					COMM 2007-C9 Mortgage Trust
4.45%, 12/15/2023		100	105		5.99%, 12/10/2049 (a)	629	704
Danaher Corp					COMM 2013-CCRE8 Mortgage Trust
5.63%, 01/15/2018		128	146		3.61%, 06/10/2046	500	517
Dover Corp					COMM 2013-LC6 Mortgage Trust
5.38%, 03/01/2041		77	90		2.94%, 01/10/2046	500	494
Eaton Corp					Commercial Mortgage Loan Trust 2008-LS1
0.95%, 11/02/2015		200	201		6.21%, 12/10/2049 (a)	89	98
1.50%, 11/02/2017		400	400		Commercial Mortgage Pass Through
2.75%, 11/02/2022		100	97		Certificates
4.00%, 11/02/2032		100	100		2.82%, 10/15/2045 (a)	500	492
4.15%, 11/02/2042		50	48		Commercial Mortgage Trust 2007-GG11
GE Capital Trust I					5.74%, 12/10/2049	386	429
6.38%, 11/15/2067		15	17		Commercial Mortgage Trust 2007-GG9
General Electric Co					5.44%, 03/10/2039 (a)	217	237
0.85%, 10/09/2015		100	101		Credit Suisse Commercial Mortgage Trust
2.70%, 10/09/2022		300	295		Series 2006-C4
4.13%, 10/09/2042		300	296		5.47%, 09/15/2039	461	497
5.25%, 12/06/2017		300	338		Fannie Mae-Aces
Illinois Tool Works Inc					3.46%, 01/25/2024 (a)	700	723
3.50%, 03/01/2024		350	359		FHLMC Multifamily Structured Pass Through
Parker Hannifin Corp					Certificates
3.50%, 09/15/2022		77	79		2.08%, 12/25/2019 (a)	607	621
Textron Inc					2.87%, 12/25/2021	540	555
6.20%, 03/15/2015		9	9		3.02%, 02/25/2023 (a)	434	454
Tyco Electronics Group SA					3.06%, 07/25/2023 (a)	750	766
6.55%, 10/01/2017		112	130		3.31%, 05/25/2023 (a)	810	844
7.13%, 10/01/2037		14	18		3.87%, 04/25/2021 (a)	1,350	1,473
			$3,006		4.19%, 12/25/2020 (a)	850	944
Mortgage Backed Securities - 1.90%					GE Capital Commercial Mortgage Corp
Banc of America Commercial Mortgage Trust					5.49%, 11/10/2045 (a)	26	27
2006-3					GMAC Commercial Mortgage Securities Inc
5.89%, 07/10/2044		15	16		Series 2006-C1 Trust
Banc of America Commercial Mortgage Trust					5.24%, 11/10/2045	763	793
2006-5					GS Mortgage Securities Corp II
5.41%, 09/10/2047 (a)		514	554		2.77%, 11/10/2045	500	489
Banc of America Commercial Mortgage Trust					GS Mortgage Securities Trust 2007-GG10
2007-2					6.00%, 08/10/2045 (a)	467	517
5.63%, 04/10/2049		8	8

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Mortgage Backed Securities (continued)					Mortgage Backed Securities (continued)
JP Morgan Chase Commercial Mortgage					Wachovia Bank Commercial Mortgage Trust
Securities Trust 2005-LDP5					Series 2005-C22
5.41%, 12/15/2044 (a)	$500		$523		5.45%, 12/15/2044 (a)	$129		$135
5.45%, 12/15/2044 (a)	700		743		Wachovia Bank Commercial Mortgage Trust
JP Morgan Chase Commercial Mortgage					Series 2006-C23
Securities Trust 2006-CIBC17					5.42%, 01/15/2045	193		205
5.43%, 12/12/2043	305		328		Wachovia Bank Commercial Mortgage Trust
JP Morgan Chase Commercial Mortgage					Series 2006-C27
Securities Trust 2006-LDP7					5.80%, 07/15/2045	287		311
6.06%, 04/15/2045 (a)	257		280		Wachovia Bank Commercial Mortgage Trust
JP Morgan Chase Commercial Mortgage					Series 2007-C34
Securities Trust 2006-LDP8					5.68%, 05/15/2046 (a)	90		100
5.44%, 05/15/2045 (a)	17		18		Wells Fargo Commercial Mortgage Trust
JP Morgan Chase Commercial Mortgage					2012-LC5
Securities Trust 2006-LDP9					2.92%, 10/15/2045	500		496
5.34%, 05/15/2047	342		371		WFRBS Commercial Mortgage Trust 2013-
JP Morgan Chase Commercial Mortgage					C11
Securities Trust 2007-LDP10					2.03%, 03/15/2045 (a)	500		507
5.42%, 01/15/2049	526		574		WFRBS Commercial Mortgage Trust 2013-
JP Morgan Chase Commercial Mortgage					C14
Securities Trust 2011-C5					2.98%, 06/15/2046	1,000		1,015
4.17%, 08/15/2046	257		279		WFRBS Commercial Mortgage Trust 2014-
JPMBB Commercial Mortgage Securities					LC14
Trust 2013-C15					1.19%, 03/15/2047	474		474
4.13%, 11/15/2045 (a)	500		536					$29,026
LB Commercial Mortgage Trust 2007-C3
6.09%, 07/15/2044 (a)	63		70		Office & Business Equipment - 0.06%
LB-UBS Commercial Mortgage Trust 2005-					Pitney Bowes Inc
C5					5.75%, 09/15/2017	27		31
5.02%, 09/15/2040	142		147		Xerox Corp
LB-UBS Commercial Mortgage Trust 2005-					2.80%, 05/15/2020	500		499
C7					2.95%, 03/15/2017	154		161
5.20%, 11/15/2030	629		647		4.50%, 05/15/2021	226		244
LB-UBS Commercial Mortgage Trust 2006-					5.63%, 12/15/2019	21		24
C3								$959
5.66%, 03/15/2039	120		127		Oil & Gas - 2.03%
LB-UBS Commercial Mortgage Trust 2007-					Alberta Energy Co Ltd
C2					7.38%, 11/01/2031	77		100
5.43%, 02/15/2040	1,068		1,172		Anadarko Finance Co
LB-UBS Commercial Mortgage Trust 2007-					7.50%, 05/01/2031	77		105
C6					Anadarko Petroleum Corp
5.86%, 07/15/2040 (a)	41		44		5.95%, 09/15/2016	178		197
Merrill Lynch Mortgage Trust 2005-CKI1					6.20%, 03/15/2040	25		32
5.46%, 11/12/2037 (a)	500		521		6.38%, 09/15/2017	206		237
Merrill Lynch Mortgage Trust 2006-C2					6.45%, 09/15/2036	225		287
5.74%, 08/12/2043	738		798		Apache Corp
Merrill Lynch Mortgage Trust 2007-C1					3.63%, 02/01/2021	577		613
6.03%, 06/12/2050 (a)	77		86		4.75%, 04/15/2043	128		134
Morgan Stanley Bank of America Merrill					5.10%, 09/01/2040	92		101
Lynch Trust 2013-C11					Apache Finance Canada Corp
3.09%, 08/15/2046 (a)	225		235		7.75%, 12/15/2029	750		1,073
Morgan Stanley Capital I Trust 2006-HQ8					BP Capital Markets PLC
5.60%, 03/12/2044 (a)	248		261		1.85%, 05/05/2017	200		204
Morgan Stanley Capital I Trust 2006-TOP23					2.50%, 11/06/2022	200		191
5.98%, 08/12/2041 (a)	500		543		3.13%, 10/01/2015	151		156
Morgan Stanley Capital I Trust 2007-HQ12					3.20%, 03/11/2016	102		107
5.77%, 04/12/2049 (a)	135		139		3.56%, 11/01/2021	200		209
5.77%, 04/12/2049 (a)	278		301		3.81%, 02/10/2024	400		413
Morgan Stanley Capital I Trust 2007-IQ13					4.74%, 03/11/2021	128		144
5.36%, 03/15/2044 (a)	100		110		4.75%, 03/10/2019	25		28
Morgan Stanley Capital I Trust 2007-IQ16					Canadian Natural Resources Ltd
5.81%, 12/12/2049	500		557		5.70%, 05/15/2017	516		578
Morgan Stanley Capital I Trust 2007-TOP25					6.25%, 03/15/2038	164		204
5.51%, 11/12/2049	257		282		Cenovus Energy Inc
UBS Commercial Mortgage Trust 2012-C1					5.70%, 10/15/2019	152		176
3.40%, 05/10/2045 (a)	500		512		6.75%, 11/15/2039	128		166
UBS-Barclays Commercial Mortgage Trust					Chevron Corp
2013-C6					0.89%, 06/24/2016	300		302
3.24%, 04/10/2046 (a)	500		501		2.36%, 12/05/2022	300		288

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Oil & Gas (continued)					Oil & Gas (continued)
Chevron Corp (continued)					Occidental Petroleum Corp
4.95%, 03/03/2019	$400		$456		2.70%, 02/15/2023	$300		$291
CNOOC Finance 2013 Ltd					4.13%, 06/01/2016	77		82
1.13%, 05/09/2016	150		150		Petrobras Global Finance BV
1.75%, 05/09/2018	150		149		3.00%, 01/15/2019	700		687
3.00%, 05/09/2023	150		142		3.25%, 03/17/2017	250		256
4.25%, 05/09/2043	100		93		4.38%, 05/20/2023	950		915
Conoco Funding Co					4.88%, 03/17/2020	250		257
7.25%, 10/15/2031	200		282		5.63%, 05/20/2043	200		181
ConocoPhillips					Petrobras International Finance Co
6.00%, 01/15/2020	293		349		3.88%, 01/27/2016	377		389
6.50%, 02/01/2039	169		227		5.38%, 01/27/2021	205		214
ConocoPhillips Canada Funding Co I					5.75%, 01/20/2020	738		789
5.63%, 10/15/2016	77		85		5.88%, 03/01/2018	77		84
ConocoPhillips Holding Co					6.75%, 01/27/2041	177		182
6.95%, 04/15/2029	202		277		6.88%, 01/20/2040	25		26
Continental Resources Inc/OK					7.88%, 03/15/2019	116		135
4.90%, 06/01/2044 (d)	250		258		Petro-Canada
5.00%, 09/15/2022	500		544		6.80%, 05/15/2038	12		16
Devon Energy Corp					7.88%, 06/15/2026	200		270
1.88%, 05/15/2017	102		104		Petroleos Mexicanos
5.60%, 07/15/2041	125		145		3.50%, 07/18/2018	400		420
6.30%, 01/15/2019	154		181		4.88%, 03/15/2015	205		211
7.95%, 04/15/2032	192		272		4.88%, 01/24/2022	385		417
Devon Financing Corp LLC					5.50%, 01/21/2021	208		234
7.88%, 09/30/2031	128		180		5.50%, 06/27/2044	350		364
Ecopetrol SA					5.75%, 03/01/2018	141		159
4.25%, 09/18/2018	250		268		6.38%, 01/23/2045 (d)	400		465
5.88%, 09/18/2023	250		281		6.63%, 06/15/2035	286		337
Encana Corp					8.00%, 05/03/2019	31		38
3.90%, 11/15/2021	200		211		Phillips 66
5.90%, 12/01/2017	25		28		2.95%, 05/01/2017	128		134
6.50%, 02/01/2038	166		208		4.30%, 04/01/2022	128		139
Ensco PLC					5.88%, 05/01/2042	128		153
3.25%, 03/15/2016	51		53		Pioneer Natural Resources Co
4.70%, 03/15/2021	200		218		3.95%, 07/15/2022	100		105
EOG Resources Inc					Pride International Inc
2.63%, 03/15/2023	200		193		6.88%, 08/15/2020	77		94
4.40%, 06/01/2020	51		57		Rowan Cos Inc
EQT Corp					5.00%, 09/01/2017	23		25
6.50%, 04/01/2018	127		144		Shell International Finance BV
Exxon Mobil Corp					0.90%, 11/15/2016	200		201
3.18%, 03/15/2024	500		510		1.13%, 08/21/2017	200		200
Hess Corp					2.38%, 08/21/2022	100		96
5.60%, 02/15/2041	51		59		3.40%, 08/12/2023	500		510
7.13%, 03/15/2033	200		265		3.63%, 08/21/2042	100		91
7.30%, 08/15/2031	38		51		4.30%, 09/22/2019	651		724
8.13%, 02/15/2019	25		31		4.38%, 03/25/2020	25		28
Husky Energy Inc					5.50%, 03/25/2040	25		30
7.25%, 12/15/2019	550		683		6.38%, 12/15/2038	43		57
Marathon Oil Corp					Southwestern Energy Co
5.90%, 03/15/2018	251		287		4.10%, 03/15/2022	150		159
6.60%, 10/01/2037	223		287		Statoil ASA
Marathon Petroleum Corp					1.15%, 05/15/2018	400		394
3.50%, 03/01/2016	77		80		2.65%, 01/15/2024	400		384
5.13%, 03/01/2021	77		87		3.15%, 01/23/2022	102		104
Nabors Industries Inc					3.95%, 05/15/2043	200		193
2.35%, 09/15/2016	300		306		5.10%, 08/17/2040	263		299
Nexen Energy ULC					5.25%, 04/15/2019	23		26
6.40%, 05/15/2037	157		189		Suncor Energy Inc
7.50%, 07/30/2039	15		20		6.10%, 06/01/2018	128		149
Noble Energy Inc					6.50%, 06/15/2038	428		550
5.25%, 11/15/2043	350		386		6.85%, 06/01/2039	5		7
6.00%, 03/01/2041	102		123		Talisman Energy Inc
8.25%, 03/01/2019	400		504		5.13%, 05/15/2015	9		9
Noble Holding International Ltd					6.25%, 02/01/2038	248		288
2.50%, 03/15/2017	128		131		Total Capital International SA
3.45%, 08/01/2015	25		26		0.75%, 01/25/2016	300		301
6.20%, 08/01/2040	25		29		2.75%, 06/19/2021	400		401

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2014 (unaudited)

		Principal						Principal
BONDS (continued)		Amount (000's)	Value	(000	's)	BONDS (continued)		Amount (000's)	Value	(000	's)

Oil & Gas (continued)						Pharmaceuticals (continued)
Total Capital International SA	(continued)					Bristol-Myers Squibb Co	(continued)
2.88%, 02/17/2022		$128		$128		5.88%, 11/15/2036		$5		$6
Total Capital SA						6.80%, 11/15/2026		25		33
3.13%, 10/02/2015		200		207		Cardinal Health Inc
4.25%, 12/15/2021		51		56		1.70%, 03/15/2018		300		299
4.45%, 06/24/2020		500		558		3.20%, 03/15/2023		200		198
Transocean Inc						4.60%, 03/15/2043		100		102
5.05%, 12/15/2016		200		217		Eli Lilly & Co
6.00%, 03/15/2018		154		174		5.20%, 03/15/2017		164		182
6.38%, 12/15/2021		77		89		7.13%, 06/01/2025		220		291
6.80%, 03/15/2038		100		114		Express Scripts Holding Co
Valero Energy Corp						3.13%, 05/15/2016		128		133
6.13%, 02/01/2020		138		163		3.50%, 06/15/2024		500		495
6.63%, 06/15/2037		234		291		3.90%, 02/15/2022		200		209
7.50%, 04/15/2032		15		20		4.75%, 11/15/2021		77		85
9.38%, 03/15/2019		128		168		6.13%, 11/15/2041		77		94
				$31,109		GlaxoSmithKline Capital Inc
						5.65%, 05/15/2018		202		232
Oil & Gas Services - 0.18%						6.38%, 05/15/2038		332		429
Baker Hughes Inc						GlaxoSmithKline Capital PLC
5.13%, 09/15/2040		281		320		1.50%, 05/08/2017		100		101
7.50%, 11/15/2018		12		15		2.85%, 05/08/2022		128		126
Cameron International Corp						Johnson & Johnson
6.38%, 07/15/2018		154		180		2.95%, 09/01/2020		128		134
Halliburton Co						3.38%, 12/05/2023		500		522
1.00%, 08/01/2016		300		301		4.95%, 05/15/2033		201		233
3.25%, 11/15/2021		651		673		5.55%, 08/15/2017		128		146
4.50%, 11/15/2041		51		53		McKesson Corp
5.90%, 09/15/2018		350		407		3.25%, 03/01/2016		500		520
7.45%, 09/15/2039		10		14		4.75%, 03/01/2021		250		279
Weatherford International Ltd/Bermuda						Mead Johnson Nutrition Co
5.13%, 09/15/2020		51		57		4.60%, 06/01/2044		250		252
6.00%, 03/15/2018		12		14		Medco Health Solutions Inc
6.75%, 09/15/2040		51		63		7.13%, 03/15/2018		169		200
7.00%, 03/15/2038		400		497		Merck & Co Inc
9.63%, 03/01/2019		164		215		0.70%, 05/18/2016		200		201
				$2,809		1.10%, 01/31/2018		100		98
Other Asset Backed Securities - 0.01%						1.30%, 05/18/2018		200		198
CenterPoint Energy Restoration Bond Co						2.25%, 01/15/2016		51		52
LLC						2.40%, 09/15/2022		100		96
3.46%, 08/15/2019		103		109		2.80%, 05/18/2023		200		195
						3.60%, 09/15/2042		100		90
						4.15%, 05/18/2043		200		196
Pharmaceuticals - 1.11%						6.55%, 09/15/2037		187		250
Abbott Laboratories						Merck Sharp & Dohme Corp
5.30%, 05/27/2040		200		237		5.00%, 06/30/2019		154		175
AbbVie Inc						Mylan Inc/PA
1.20%, 11/06/2015		300		302		1.35%, 11/29/2016		250		250
1.75%, 11/06/2017		300		302		2.55%, 03/28/2019		250		252
2.00%, 11/06/2018		200		200		Novartis Capital Corp
2.90%, 11/06/2022		200		193		2.90%, 04/24/2015		77		79
4.40%, 11/06/2042		200		194		4.40%, 04/24/2020		77		86
Actavis Funding SCS						4.40%, 05/06/2044		330		344
1.30%, 06/15/2017 (d)		300		299		Novartis Securities Investment Ltd
Actavis Inc						5.13%, 02/10/2019		564		643
1.88%, 10/01/2017		200		202		Pfizer Inc
3.25%, 10/01/2022		150		147		1.10%, 05/15/2017		500		502
4.63%, 10/01/2042		100		98		3.00%, 06/15/2023		500		499
6.13%, 08/15/2019		12		14		3.40%, 05/15/2024		1,000		1,015
AmerisourceBergen Corp						4.65%, 03/01/2018		51		57
3.40%, 05/15/2024		250		249		6.20%, 03/15/2019		280		332
AstraZeneca PLC						7.20%, 03/15/2039		151		214
1.95%, 09/18/2019		100		99		Sanofi
4.00%, 09/18/2042		100		95		1.25%, 04/10/2018		400		395
5.90%, 09/15/2017		77		88		2.63%, 03/29/2016		77		80
6.45%, 09/15/2037		144		187		Teva Pharmaceutical Finance Co BV
Bristol-Myers Squibb Co						3.65%, 11/10/2021		400		411
0.88%, 08/01/2017		100		99		Teva Pharmaceutical Finance Co LLC
1.75%, 03/01/2019		1,000		992		6.15%, 02/01/2036		51		62
3.25%, 08/01/2042		100		83

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Pharmaceuticals (continued)					Pipelines (continued)
Teva Pharmaceutical Finance II BV / Teva					Plains All American Pipeline LP / PAA
Pharmaceutical Finance III LLC					Finance Corp (continued)
3.00%, 06/15/2015	$228		$234		4.30%, 01/31/2043	$200		$192
Wyeth LLC					4.70%, 06/15/2044	500		507
5.50%, 02/15/2016	77		83		5.75%, 01/15/2020	15		17
5.95%, 04/01/2037	91		112		Southern Natural Gas Co LLC
6.50%, 02/01/2034	144		188		5.90%, 04/01/2017 (a),(d)	12		13
Zoetis Inc					Southern Natural Gas Co LLC / Southern
1.15%, 02/01/2016	100		101		Natural Issuing Corp
3.25%, 02/01/2023	100		99		4.40%, 06/15/2021	51		55
			$16,970		Spectra Energy Capital LLC
					8.00%, 10/01/2019	300		379
Pipelines - 0.79%					Spectra Energy Partners LP
ANR Pipeline Co					5.95%, 09/25/2043	200		238
9.63%, 11/01/2021	600		846		Sunoco Logistics Partners Operations LP
Boardwalk Pipelines LP					3.45%, 01/15/2023	200		197
3.38%, 02/01/2023	200		185		4.95%, 01/15/2043	200		201
Buckeye Partners LP					5.50%, 02/15/2020	46		52
2.65%, 11/15/2018	250		254		Tennessee Gas Pipeline Co LLC
DCP Midstream Operating LP					7.50%, 04/01/2017	77		90
2.70%, 04/01/2019	300		304		Texas Eastern Transmission LP
El Paso Pipeline Partners Operating Co LLC					7.00%, 07/15/2032	100		132
4.70%, 11/01/2042	200		187		TransCanada PipeLines Ltd
Enable Midstream Partners LP					3.80%, 10/01/2020	128		138
5.00%, 05/15/2044 (d)	500		504
					5.60%, 03/31/2034	300		352
Enbridge Energy Partners LP					6.10%, 06/01/2040	25		31
5.20%, 03/15/2020	9		10		6.35%, 05/15/2067 (a)	500		521
9.88%, 03/01/2019	87		114		6.50%, 08/15/2018	42		50
Energy Transfer Partners LP					7.25%, 08/15/2038	51		71
4.90%, 02/01/2024	350		376		Williams Cos Inc/The
5.20%, 02/01/2022	102		113		7.50%, 01/15/2031	11		13
5.95%, 10/01/2043	350		396		7.88%, 09/01/2021	128		159
6.50%, 02/01/2042	102		122		Williams Partners LP
6.70%, 07/01/2018	23		27		5.25%, 03/15/2020	180		203
9.00%, 04/15/2019	6		8		6.30%, 04/15/2040	343		407
Enterprise Products Operating LLC								$12,026
1.25%, 08/13/2015	70		70
3.20%, 02/01/2016	51		53		Real Estate - 0.01%
3.35%, 03/15/2023	300		301		Regency Centers LP
3.90%, 02/15/2024	250		259		3.75%, 06/15/2024	200		201
4.85%, 08/15/2042	300		310
5.20%, 09/01/2020	77		88
6.13%, 10/15/2039	123		150		Regional Authority - 0.39%
					Province of British Columbia
6.45%, 09/01/2040	177		222		2.10%, 05/18/2016	1,000		1,030
6.50%, 01/31/2019	161		191
6.88%, 03/01/2033	15		19		2.65%, 09/22/2021	77		78
					6.50%, 01/15/2026	18		24
Kinder Morgan Energy Partners LP					Province of Manitoba Canada
3.50%, 03/01/2016	180		187
3.50%, 03/01/2021	250		254		1.30%, 04/03/2017	280		283
					2.63%, 07/15/2015	77		79
3.50%, 09/01/2023	200		194		3.05%, 05/14/2024	500		504
4.15%, 03/01/2022	300		312
5.00%, 03/01/2043	100		99		Province of Nova Scotia Canada
					5.13%, 01/26/2017	41		45
6.38%, 03/01/2041	128		150		Province of Ontario Canada
6.50%, 09/01/2039	112		132		1.00%, 07/22/2016	350		352
6.95%, 01/15/2038	112		138		3.15%, 12/15/2017	200		213
7.40%, 03/15/2031	177		222
9.00%, 02/01/2019	77		99		3.20%, 05/16/2024	750		756
					4.00%, 10/07/2019	277		305
Magellan Midstream Partners LP					4.40%, 04/14/2020	151		169
4.20%, 12/01/2042	200		190
ONEOK Partners LP					4.95%, 11/28/2016	180		198
					5.45%, 04/27/2016	302		329
5.00%, 09/15/2023	250		276		Province of Quebec Canada
6.13%, 02/01/2041	128		151
8.63%, 03/01/2019	20		25		2.75%, 08/25/2021	231		233
					3.50%, 07/29/2020	750		803
Panhandle Eastern Pipe Line Co LP					5.13%, 11/14/2016	351		387
6.20%, 11/01/2017	81		92
Plains All American Pipeline LP / PAA					7.50%, 09/15/2029	64		91
					Province of Saskatchewan Canada
Finance Corp					8.50%, 07/15/2022	6		8
2.85%, 01/31/2023	200		193
3.65%, 06/01/2022	128		132					$5,887
3.95%, 09/15/2015	51		53

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2014 (unaudited)

		Principal					Principal
	BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

REITS	- 0.68%					REITS (continued)
	American Tower Corp					Tanger Properties LP
	4.70%, 03/15/2022	$278		$299		3.88%, 12/01/2023	$250		$255
	7.00%, 10/15/2017	32		37		Ventas Realty LP / Ventas Capital Corp
	ARC Properties Operating Partnership					2.00%, 02/15/2018	750		756
	LP/Clark Acquisition LLC					4.25%, 03/01/2022	128		136
	2.00%, 02/06/2017(d)	400		401		Vornado Realty LP
	AvalonBay Communities Inc					4.25%, 04/01/2015	51		52
	2.95%, 09/15/2022	100		97		Weyerhaeuser Co
	4.20%, 12/15/2023	750		794		7.38%, 03/15/2032	300		405
	BioMed Realty LP								$10,342
	2.63%, 05/01/2019	200		201
	6.13%, 04/15/2020	6		7		Retail - 0.87%
	Boston Properties LP					AutoZone Inc
	3.85%, 02/01/2023	200		206		4.00%, 11/15/2020	251		267
	4.13%, 05/15/2021	77		82		Costco Wholesale Corp
	5.63%, 11/15/2020	25		29		0.65%, 12/07/2015	500		502
	5.88%, 10/15/2019	750		876		CVS Caremark Corp
	Brandywine Operating Partnership LP					3.25%, 05/18/2015	18		18
	3.95%, 02/15/2023	200		201		4.13%, 05/15/2021	500		540
	DDR Corp					5.75%, 06/01/2017	25		28
	4.63%, 07/15/2022	200		214		6.13%, 09/15/2039	79		98
	Digital Realty Trust LP					6.25%, 06/01/2027	100		124
	4.50%, 07/15/2015	55		56		Darden Restaurants Inc
						6.80%, 10/15/2037 (a)	27		31
	Duke Realty LP
	3.88%, 10/15/2022	100		102		Dollar General Corp
	EPR Properties					1.88%, 04/15/2018	300		297
	7.75%, 07/15/2020	63		75		Gap Inc/The
	ERP Operating LP					5.95%, 04/12/2021	275		318
	2.38%, 07/01/2019	400		402		Home Depot Inc/The
	4.75%, 07/15/2020	51		57		3.75%, 02/15/2024	350		366
	Federal Realty Investment Trust					5.40%, 03/01/2016	1,164		1,256
	2.75%, 06/01/2023	150		144		5.88%, 12/16/2036	237		293
	HCP Inc					5.95%, 04/01/2041	351		440
	3.75%, 02/01/2016	51		53		Kohl's Corp
	4.20%, 03/01/2024	250		258		4.00%, 11/01/2021	177		184
	4.25%, 11/15/2023	200		208		6.00%, 01/15/2033	300		336
	5.38%, 02/01/2021	51		58		Lowe's Cos Inc
	6.70%, 01/30/2018	15		17		3.80%, 11/15/2021	102		109
	Health Care REIT Inc					4.63%, 04/15/2020	77		85
	3.75%, 03/15/2023	200		201		5.80%, 04/15/2040	77		93
	6.13%, 04/15/2020	115		134		6.65%, 09/15/2037	312		411
	Highwoods Realty LP					Macy's Retail Holdings Inc
	3.20%, 06/15/2021	350		346		2.88%, 02/15/2023	300		288
	Hospitality Properties Trust					4.30%, 02/15/2043	200		188
	5.00%, 08/15/2022	100		106		5.90%, 12/01/2016	225		251
	6.70%, 01/15/2018	77		87		6.65%, 07/15/2024	25		31
	Host Hotels & Resorts LP					6.90%, 04/01/2029	125		156
	6.00%, 10/01/2021	200		230		McDonald's Corp
	Kimco Realty Corp					3.50%, 07/15/2020	151		161
	3.13%, 06/01/2023	200		192		3.70%, 02/15/2042	128		118
	3.20%, 05/01/2021	250		251		4.88%, 07/15/2040	9		10
	Liberty Property LP					5.35%, 03/01/2018	36		41
	3.38%, 06/15/2023	300		291		6.30%, 10/15/2037	262		339
	National Retail Properties Inc					Nordstrom Inc
	3.90%, 06/15/2024	350		352		4.75%, 05/01/2020	36		40
	Prologis LP					6.25%, 01/15/2018	12		14
	4.50%, 08/15/2017	200		217		O'Reilly Automotive Inc
	6.88%, 03/15/2020	2		2		3.85%, 06/15/2023	300		306
	Realty Income Corp					QVC Inc
	4.65%, 08/01/2023	250		268		4.38%, 03/15/2023	250		254
	5.88%, 03/15/2035	51		59		Signet UK Finance PLC
	Simon Property Group LP					4.70%, 06/15/2024	250		254
	2.15%, 09/15/2017	102		105		Starbucks Corp
	2.20%, 02/01/2019	400		404		0.88%, 12/05/2016	500		500
	4.13%, 12/01/2021	200		217		Target Corp
	5.65%, 02/01/2020	47		55		4.00%, 07/01/2042	300		283
	5.75%, 12/01/2015	180		191		6.00%, 01/15/2018	149		172
	6.75%, 02/01/2040	25		34		6.50%, 10/15/2037	200		264
	10.35%, 04/01/2019	90		122		Walgreen Co
						4.40%, 09/15/2042	100		96

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Retail (continued)					Sovereign (continued)
Walgreen Co (continued)					Brazilian Government International Bond
5.25%, 01/15/2019	$30		$34		(continued)
Wal-Mart Stores Inc					8.25%, 01/20/2034	$651		$902
0.60%, 04/11/2016	200		200		8.88%, 10/14/2019	122		159
2.25%, 07/08/2015	25		26		8.88%, 04/15/2024	150		210
2.55%, 04/11/2023	950		915		8.88%, 04/15/2024	200		280
2.80%, 04/15/2016	51		53		12.25%, 03/06/2030	341		631
3.25%, 10/25/2020	51		54		11.00%, 08/17/2040	12		13
3.63%, 07/08/2020	51		55		Canada Government International Bond
4.13%, 02/01/2019	102		112		0.88%, 02/14/2017	255		256
4.25%, 04/15/2021	51		56		Chile Government International Bond
5.25%, 09/01/2035	350		405		3.25%, 09/14/2021	180		185
5.63%, 04/01/2040	38		46		Colombia Government International Bond
5.63%, 04/15/2041	280		338		4.38%, 07/12/2021	100		107
5.80%, 02/15/2018	128		148		5.63%, 02/26/2044	500		560
6.20%, 04/15/2038	25		32		6.13%, 01/18/2041	200		239
6.50%, 08/15/2037	415		552		8.13%, 05/21/2024	201		271
7.55%, 02/15/2030	128		182		11.75%, 02/25/2020	180		261
Yum! Brands Inc					10.38%, 01/28/2033	100		158
4.25%, 09/15/2015	500		522		Export Development Canada
6.25%, 03/15/2018	7		8		0.63%, 12/15/2016	500		499
6.88%, 11/15/2037	7		9		1.75%, 08/19/2019	400		400
			$13,309		Export-Import Bank of Korea
					4.00%, 01/11/2017	300		320
Semiconductors - 0.13%					4.00%, 01/14/2024	250		266
Intel Corp					5.00%, 04/11/2022	200		226
1.35%, 12/15/2017	300		300		Israel Government AID Bond
3.30%, 10/01/2021	177		183		5.50%, 09/18/2023	25		30
4.00%, 12/15/2032	200		200		5.50%, 04/26/2024	25		31
4.25%, 12/15/2042	200		196		5.50%, 09/18/2033	12		15
4.80%, 10/01/2041	77		82		Israel Government International Bond
Maxim Integrated Products Inc					5.13%, 03/26/2019	147		166
2.50%, 11/15/2018	200		202		Italy Government International Bond
Texas Instruments Inc					5.25%, 09/20/2016	333		363
0.45%, 08/03/2015	250		250		5.38%, 06/12/2017	750		832
0.88%, 03/12/2017	200		200		5.38%, 06/15/2033	64		76
1.65%, 08/03/2019	200		197		6.88%, 09/27/2023	212		270
Xilinx Inc					Japan Bank for International
2.13%, 03/15/2019	175		175		Cooperation/Japan
			$1,985		1.13%, 07/19/2017	100		100
Software - 0.33%					1.75%, 07/31/2018	650		655
Adobe Systems Inc					2.50%, 01/21/2016	300		310
4.75%, 02/01/2020	51		57		Mexico Government International Bond
Fidelity National Information Services Inc					3.50%, 01/21/2021	500		519
2.00%, 04/15/2018	300		299		3.63%, 03/15/2022	300		311
Fiserv Inc					4.75%, 03/08/2044	506		516
3.50%, 10/01/2022	100		101		5.13%, 01/15/2020	600		680
Microsoft Corp					5.55%, 01/21/2045	300		341
1.63%, 09/25/2015	300		305		5.63%, 01/15/2017	318		353
3.00%, 10/01/2020	600		627		5.95%, 03/19/2019	1,078		1,255
4.20%, 06/01/2019	115		128		6.05%, 01/11/2040	464		562
4.50%, 10/01/2040	100		104		8.30%, 08/15/2031	238		349
5.30%, 02/08/2041	77		89		Panama Government International Bond
Oracle Corp					5.20%, 01/30/2020	1,154		1,288
2.38%, 01/15/2019	1,200		1,220		6.70%, 01/26/2036	224		276
2.50%, 10/15/2022	1,500		1,435		8.88%, 09/30/2027	77		110
3.88%, 07/15/2020	77		83		Peruvian Government International Bond
5.00%, 07/08/2019	48		55		5.63%, 11/18/2050	128		143
5.25%, 01/15/2016	77		82		6.55%, 03/14/2037	126		158
5.38%, 07/15/2040	186		211		7.13%, 03/30/2019	30		37
5.75%, 04/15/2018	180		207		7.35%, 07/21/2025	180		238
			$5,003		8.75%, 11/21/2033	192		292
					Philippine Government International Bond
Sovereign - 1.83%					5.00%, 01/13/2037	300		332
Brazilian Government International Bond					6.50%, 01/20/2020	200		239
2.63%, 01/05/2023	300		277		8.88%, 03/17/2015	200		211
4.88%, 01/22/2021	257		280		9.38%, 01/18/2017	200		240
5.88%, 01/15/2019	102		117		9.50%, 02/02/2030	400		626
7.13%, 01/20/2037	210		266		10.63%, 03/16/2025	400		628
8.00%, 01/15/2018	80		89

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2014 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)

Sovereign (continued)					Supranational Bank (continued)
Poland Government International Bond					European Investment Bank	(continued)
3.88%, 07/16/2015	$77		$80		2.88%, 09/15/2020		$257		$268
5.00%, 03/23/2022	528		587		4.88%, 02/16/2016		1,007		1,080
5.13%, 04/21/2021	51		57		4.88%, 01/17/2017		400		441
6.38%, 07/15/2019	844		1,000		4.88%, 02/15/2036		25		30
Republic of Korea					5.13%, 09/13/2016		154		169
3.88%, 09/11/2023	250		270		5.13%, 05/30/2017		102		114
South Africa Government International Bond					FMS Wertmanagement AoeR
4.67%, 01/17/2024	200		204		0.63%, 04/18/2016		300		301
5.88%, 05/30/2022	200		223		1.13%, 10/14/2016		400		404
6.88%, 05/27/2019	500		578		Inter-American Development Bank
Svensk Exportkredit AB					0.88%, 11/15/2016		350		352
1.75%, 05/30/2017	200		204		1.13%, 03/15/2017		257		260
1.88%, 06/17/2019	500		502		1.75%, 08/24/2018		500		507
5.13%, 03/01/2017	218		242		2.13%, 11/09/2020		250		251
Tennessee Valley Authority					2.25%, 07/15/2015		25		26
3.50%, 12/15/2042	400		367		3.00%, 02/21/2024		250		258
4.50%, 04/01/2018	51		57		3.88%, 09/17/2019		77		85
5.25%, 09/15/2039	51		62		3.88%, 02/14/2020		77		85
5.38%, 04/01/2056	154		185		4.25%, 09/14/2015		428		449
6.75%, 11/01/2025	102		136		4.38%, 01/24/2044		500		545
Turkey Government International Bond					International Bank for Reconstruction &
3.25%, 03/23/2023	700		645		Development
4.88%, 04/16/2043	900		846		0.50%, 05/16/2016		500		500
6.63%, 02/17/2045	200		232		0.88%, 04/17/2017		400		401
6.75%, 04/03/2018	500		565		1.00%, 09/15/2016		257		259
7.00%, 09/26/2016	200		221		1.38%, 04/10/2018		500		504
7.25%, 03/15/2015	200		208		1.88%, 03/15/2019		500		507
8.00%, 02/14/2034	400		526		2.13%, 03/15/2016		800		824
Uruguay Government International Bond					2.13%, 02/13/2023		650		641
4.13%, 11/20/2045	100		87		2.25%, 06/24/2021		500		501
8.00%, 11/18/2022	265		347		7.63%, 01/19/2023		12		17
			$27,955		International Finance Corp
					0.63%, 11/15/2016		250		249
Supranational Bank - 1.56%					0.88%, 06/15/2018		300		294
African Development Bank					1.13%, 11/23/2016		328		330
0.75%, 10/18/2016	330		331		1.25%, 07/16/2018		500		498
0.88%, 03/15/2018	800		788		2.25%, 04/11/2016		300		309
1.25%, 09/02/2016	257		260		Nordic Investment Bank
Asian Development Bank					5.00%, 02/01/2017		354		392
1.13%, 03/15/2017	428		431						$23,901
1.75%, 09/11/2018	500		507
2.50%, 03/15/2016	305		316		Telecommunications - 1.53%
5.82%, 06/16/2028	15		19		America Movil SAB de CV
6.38%, 10/01/2028	51		66		2.38%, 09/08/2016		357		367
Corp Andina de Fomento					3.13%, 07/16/2022		100		98
3.75%, 01/15/2016	3		3		5.63%, 11/15/2017		15		17
4.38%, 06/15/2022	22		23		6.13%, 03/30/2040		102		120
Council Of Europe Development Bank					6.38%, 03/01/2035		200		239
1.13%, 05/31/2018	1,000		992		AT&T Inc
1.50%, 02/22/2017	128		130		1.60%, 02/15/2017		128		130
European Bank for Reconstruction &					1.70%, 06/01/2017		1,000		1,012
Development					2.50%, 08/15/2015		244		249
1.00%, 02/16/2017	357		359		2.63%, 12/01/2022		600		575
1.63%, 04/10/2018	250		253		3.00%, 02/15/2022		100		100
1.63%, 11/15/2018	300		301		3.88%, 08/15/2021		77		82
1.75%, 06/14/2019	500		500		4.30%, 12/15/2042		201		190
2.50%, 03/15/2016	77		80		4.35%, 06/15/2045		950		901
European Investment Bank					5.35%, 09/01/2040		198		215
1.00%, 07/15/2015	400		403		5.50%, 02/01/2018		702		794
1.00%, 08/17/2017	500		500		5.55%, 08/15/2041		177		199
1.00%, 03/15/2018	750		743		6.50%, 09/01/2037		521		644
1.13%, 09/15/2017	1,400		1,403		British Telecommunications PLC
1.63%, 09/01/2015	257		261		5.95%, 01/15/2018		669		765
1.75%, 03/15/2017	528		540		9.62%, 12/15/2030 (a)		77		123
1.75%, 06/17/2019	750		750		Cellco Partnership / Verizon Wireless Capital
1.88%, 03/15/2019	500		504		LLC
2.25%, 03/15/2016	450		464		8.50%, 11/15/2018		155		195
2.50%, 05/16/2016	102		106		Cisco Systems Inc
2.50%, 04/15/2021	1,000		1,017		4.45%, 01/15/2020		102		113

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2014 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)	Value	(000	's)		BONDS (continued)	Amount (000's)	Value	(000	's)

Telecommunications (continued)						Transportation (continued)
Cisco Systems Inc (continued)						Burlington Northern Santa Fe LLC
4.95%, 02/15/2019	$855		$964			(continued)
5.50%, 02/22/2016	180		195			6.20%, 08/15/2036	$500		$620
5.90%, 02/15/2039	180		220			7.95%, 08/15/2030	77		108
Corning Inc						Canadian National Railway Co
4.75%, 03/15/2042	102		108			1.45%, 12/15/2016	51		52
Deutsche Telekom International Finance BV						2.25%, 11/15/2022	200		189
5.75%, 03/23/2016	577		624			3.50%, 11/15/2042	200		179
6.00%, 07/08/2019	300		352			5.55%, 03/01/2019	15		17
8.75%, 06/15/2030 (a)	141		206			Canadian Pacific Railway Co
Embarq Corp						4.45%, 03/15/2023	128		140
7.08%, 06/01/2016	202		225			CSX Corp
Harris Corp						3.70%, 11/01/2023	500		515
4.40%, 12/15/2020	51		55			4.75%, 05/30/2042	277		290
Juniper Networks Inc						6.25%, 04/01/2015	20		21
3.10%, 03/15/2016	77		79			6.25%, 03/15/2018	82		95
Orange SA						FedEx Corp
4.13%, 09/14/2021	128		137			2.63%, 08/01/2022	100		96
5.38%, 01/13/2042	102		112			3.88%, 08/01/2042	100		90
9.00%, 03/01/2031 (a)	315		474			Norfolk Southern Corp
Pacific Bell Telephone Co						3.25%, 12/01/2021	251		257
7.13%, 03/15/2026	377		484			4.80%, 08/15/2043	350		372
Qwest Corp						4.84%, 10/01/2041	100		106
6.75%, 12/01/2021	200		232			7.25%, 02/15/2031	130		175
7.25%, 10/15/2035	200		207			Ryder System Inc
Rogers Communications Inc						2.35%, 02/26/2019	200		202
3.00%, 03/15/2023	400		385			2.45%, 09/03/2019	350		351
5.00%, 03/15/2044	500		521			3.15%, 03/02/2015	51		52
6.80%, 08/15/2018	108		128			Union Pacific Corp
Telefonica Emisiones SAU						4.16%, 07/15/2022	241		263
3.99%, 02/16/2016	200		209			4.75%, 09/15/2041	77		84
5.13%, 04/27/2020	168		188			United Parcel Service Inc
7.05%, 06/20/2036	295		376			1.13%, 10/01/2017	400		400
Verizon Communications Inc						3.13%, 01/15/2021	1,128		1,176
0.70%, 11/02/2015	150		150			4.88%, 11/15/2040	25		28
1.10%, 11/01/2017	100		99			6.20%, 01/15/2038	23		30
2.00%, 11/01/2016	500		511						$7,240
2.45%, 11/01/2022	100		94
2.50%, 09/15/2016	1,150		1,185			Trucking & Leasing - 0.01%
3.00%, 04/01/2016	257		266			GATX Corp
4.50%, 09/15/2020	400		440			4.75%, 06/15/2022	200		216
4.60%, 04/01/2021	77		85
5.15%, 09/15/2023	1,100		1,231		Water	- 0.00%
6.25%, 04/01/2037	261		317			American Water Capital Corp
6.35%, 04/01/2019	482		570			6.59%, 10/15/2037	5		7
6.40%, 09/15/2033	900		1,102
6.55%, 09/15/2043	1,460		1,837			TOTAL BONDS			$524,250
6.90%, 04/15/2038	256		330				Principal
7.75%, 12/01/2030	146		200			MUNICIPAL BONDS - 0.91%	Amount (000's)	Value	(000	's)
8.75%, 11/01/2018	145		184
Vodafone Group PLC						California - 0.31%
2.95%, 02/19/2023	200		193			Bay Area Toll Authority
5.45%, 06/10/2019	180		207			6.26%, 04/01/2049	$300		$403
5.63%, 02/27/2017	448		499			6.92%, 04/01/2040	270		364
6.15%, 02/27/2037	201		239			City of Los Angeles Department of Airports
			$23,348			6.58%, 05/15/2039	100		126
						City of San Francisco CA Public Utilities
Toys, Games & Hobbies - 0.03%						Commission Water Revenue
Hasbro Inc						6.00%, 11/01/2040	200		253
3.15%, 05/15/2021	250		251			East Bay Municipal Utility District Water
6.35%, 03/15/2040	25		30			System Revenue
Mattel Inc						5.87%, 06/01/2040	60		75
2.35%, 05/06/2019	250		251			Los Angeles Department of Water & Power
			$532			6.01%, 07/01/2039	55		66
Transportation - 0.47%						6.57%, 07/01/2045	150		210
Burlington Northern Santa Fe LLC						Los Angeles Unified School District/CA
4.70%, 10/01/2019	783		885			5.75%, 07/01/2034	80		98
5.15%, 09/01/2043	350		386			5.76%, 07/01/2029	50		60
5.65%, 05/01/2017	54		61			6.76%, 07/01/2034	130		174

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2014 (unaudited)

	Principal						Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)		MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)

California (continued)						New Jersey (continued)
Regents of the University of California						New Jersey Economic Development
Medical Center Pooled Revenue						Authority (credit support from NATL-RE)
6.55%, 05/15/2048	$250		$322			7.43%, 02/15/2029 (e)	$200		$261
Sacramento Municipal Utility District						New Jersey State Turnpike Authority
6.16%, 05/15/2036	120		144			7.10%, 01/01/2041	147		206
San Diego County Water Authority						New Jersey Transportation Trust Fund
6.14%, 05/01/2049	110		143			Authority
Santa Clara Valley Transportation Authority						5.75%, 12/15/2028	190		220
5.88%, 04/01/2032	25		30			6.56%, 12/15/2040	110		143
State of California						Rutgers The State University of New
6.65%, 03/01/2022	775		966			Jersey (credit support from GO OF UNIV)
7.30%, 10/01/2039	75		106			5.67%, 05/01/2040 (e)	130		158
7.60%, 11/01/2040	180		273						$1,025
7.63%, 03/01/2040	280		412
University of California						New York - 0.14%
1.80%, 07/01/2019	300		297			City of New York NY
5.77%, 05/15/2043	200		245			5.52%, 10/01/2037	25		29
			$4,767			5.85%, 06/01/2040	300		367
						Metropolitan Transportation Authority
Connecticut - 0.00%						6.55%, 11/15/2031	180		226
State of Connecticut						6.65%, 11/15/2039	100		132
5.85%, 03/15/2032	25		31			6.81%, 11/15/2040	135		183
						New York City Transitional Finance Authority
						Future Tax Secured Revenue
Florida - 0.01%						5.51%, 08/01/2037	250		300
State Board of Administration Finance Corp
2.11%, 07/01/2018	200		201			New York City Water & Sewer System
						5.72%, 06/15/2042	270		337
						5.95%, 06/15/2042	125		161
Georgia - 0.03%						New York State Dormitory Authority
Municipal Electric Authority of Georgia						5.60%, 03/15/2040	100		120
6.64%, 04/01/2057	151		184			Port Authority of New York & New Jersey
7.06%, 04/01/2057	200		223			4.46%, 10/01/2062	100		102
State of Georgia						4.96%, 08/01/2046	300		339
4.50%, 11/01/2025	75		84			Port Authority of New York & New
			$491			Jersey (credit support from GO OF AUTH)
						6.04%, 12/01/2029 (e)	50		62
Illinois - 0.18%									$2,358
Chicago Transit Authority
6.20%, 12/01/2040	70		80		Ohio	- 0.02%
6.90%, 12/01/2040	200		248			American Municipal Power Inc
City of Chicago IL						7.50%, 02/15/2050	75		103
6.31%, 01/01/2044	250		276			Ohio State University/The
City of Chicago IL Waterworks Revenue						4.91%, 06/01/2040	125		141
6.74%, 11/01/2040	145		173						$244
County of Cook IL
6.23%, 11/15/2034	102		118		Texas	- 0.12%
State of Illinois						City of Houston TX Utility System Revenue
4.95%, 06/01/2023	30		32			3.83%, 05/15/2028	250		262
4.96%, 03/01/2016	75		80			City Public Service Board of San Antonio TX
5.10%, 06/01/2033	735		736			5.81%, 02/01/2041	135		170
5.37%, 03/01/2017	100		109			Dallas Area Rapid Transit
5.88%, 03/01/2019	345		386			5.02%, 12/01/2048	50		57
7.35%, 07/01/2035	70		84			Dallas Convention Center Hotel Development
			$2,322			Corp
						7.09%, 01/01/2042	70		89
Kansas - 0.01%						Dallas County Hospital District
State of Kansas Department of Transportation						5.62%, 08/15/2044	83		100
4.60%, 09/01/2035	115		125			Dallas Independent School District (credit
						support from PSF-GTD)
						6.45%, 02/15/2035 (e)	50		58
Nevada - 0.01%
County of Clark Department of Aviation						Grand Parkway Transportation Corp
						5.18%, 10/01/2042	300		346
6.82%, 07/01/2045	25		34			State of Texas
6.88%, 07/01/2042	70		77			4.68%, 04/01/2040	100		110
			$111			5.52%, 04/01/2039	405		506
New Jersey - 0.06%						Texas Transportation Commission State
New Jersey Economic Development						Highway Fund
Authority (credit support from AGM)						5.18%, 04/01/2030	125		147
0.00%, 02/15/2023 (c),(e)	51		37						$1,845

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2014 (unaudited)

		Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
	MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)
						Federal Home Loan Mortgage Corporation (FHLMC)
Utah	- 0.02%					(continued)
	State of Utah
	3.54%, 07/01/2025	$300		$311		3.50%, 10/01/2025	$33		$35
						3.50%, 11/01/2025	25		26
						3.50%, 11/01/2025	15		16
	Washington - 0.00%					3.50%, 11/01/2025	9		10
	State of Washington					3.50%, 11/01/2025	73		77
	5.09%, 08/01/2033	20		23		3.50%, 11/01/2025	53		56
						3.50%, 12/01/2025	63		67

	Wisconsin - 0.00%					3.50%, 01/01/2026	41		43
						3.50%, 02/01/2026	34		36
	State of Wisconsin (credit support from					3.50%, 04/01/2026	87		92
	AGM)
	5.70%, 05/01/2026 (e)	50		58		3.50%, 05/01/2026	100		105
						3.50%, 06/01/2026	14		15
						3.50%, 06/01/2026	20		21
	TOTAL MUNICIPAL BONDS			$13,912		3.50%, 07/01/2026	66		70
	U.S. GOVERNMENT & GOVERNMENT	Principal				3.50%, 07/01/2026	13		14
	AGENCY OBLIGATIONS - 63.57%	Amount (000's)	Value	(000	's)	3.50%, 07/01/2026	87		93
	Federal Home Loan Mortgage Corporation (FHLMC) -					3.50%, 08/01/2026	53		56
	7.64%					3.50%, 09/01/2026	69		73
	2.23%, 06/01/2037 (a)	$28		$30
	2.24%, 07/01/2043 (a)	280		283		3.50%, 10/01/2026	42		44
	(a)					3.50%, 01/01/2027	92		98
	2.36%, 04/01/2038	6		6		3.50%, 07/01/2029 (f)	1,700		1,797
	2.45%, 02/01/2037 (a)	12		12
	2.46%, 10/01/2043 (a)	754		769		3.50%, 01/01/2032	286		299
						3.50%, 02/01/2032	179		187
	2.50%, 08/01/2027	217		220		3.50%, 03/01/2032	216		226
	2.50%, 08/01/2027	230		234		3.50%, 04/01/2032	198		207
	2.50%, 10/01/2027	411		417		3.50%, 08/01/2032	166		174
	2.50%, 03/01/2028	891		906		3.50%, 01/01/2034	194		203
	2.50%, 04/01/2028	186		189		3.50%, 02/01/2041	74		76
	2.50%, 06/01/2028	468		475		3.50%, 10/01/2041	78		80
	2.50%, 06/01/2028	1,124		1,142		3.50%, 11/01/2041	75		77
	2.50%, 06/01/2028	194		198		3.50%, 01/01/2042	164		169
	2.50%, 10/01/2028	378		384		3.50%, 02/01/2042	75		77
	2.50%, 10/01/2028	383		389		3.50%, 02/01/2042	923		950
	2.50%, 07/01/2029 (f)	4,600		4,669
						3.50%, 03/01/2042	83		86
	2.50%, 02/01/2043	293		278		3.50%, 03/01/2042	22		23
	2.68%, 06/01/2037 (a)	64		68
	2.68%, 01/01/2042 (a)	64		67		3.50%, 04/01/2042	224		230
						3.50%, 04/01/2042	203		208
	3.00%, 01/01/2027	478		496		3.50%, 04/01/2042	214		220
	3.00%, 02/01/2027	414		430		3.50%, 04/01/2042	202		208
	3.00%, 02/01/2027	173		179		3.50%, 04/01/2042	54		55
	3.00%, 03/01/2027	367		381		3.50%, 06/01/2042	580		597
	3.00%, 06/01/2027	274		285		3.50%, 06/01/2042	156		161
	3.00%, 07/01/2029 (f)	4,300		4,457
						3.50%, 06/01/2042	156		161
	3.00%, 02/01/2032	192		195		3.50%, 07/01/2042	969		997
	3.00%, 04/01/2033	464		473		3.50%, 07/01/2042	808		831
	3.00%, 04/01/2033	465		474		3.50%, 08/01/2042	200		206
	3.00%, 06/01/2033	283		289		3.50%, 08/01/2042	400		412
	3.00%, 09/01/2033	383		390		3.50%, 08/01/2042	973		1,001
	3.00%, 09/01/2033	384		392		3.50%, 02/01/2043	977		1,006
	3.00%, 01/01/2043	643		635		3.50%, 02/01/2044	994		1,023
	3.00%, 04/01/2043	545		538		3.50%, 06/01/2044	1,000		1,029
	3.00%, 05/01/2043	569		562		3.50%, 07/01/2044 (f)	7,100		7,298
	3.00%, 06/01/2043	296		292		4.00%, 05/01/2018	169		180
	3.00%, 06/01/2043	981		969		4.00%, 05/01/2018	18		19
	3.00%, 07/01/2043	1,693		1,672		4.00%, 04/01/2019	30		32
	3.00%, 07/01/2043	871		861		4.00%, 05/01/2024	161		172
	3.00%, 08/01/2043	197		195		4.00%, 05/01/2024	89		94
	3.00%, 08/01/2043	396		391		4.00%, 12/01/2024	19		21
	3.00%, 08/01/2043	400		395		4.00%, 01/01/2025	51		54
	3.00%, 08/01/2043	782		772		4.00%, 02/01/2025	33		36
	3.00%, 08/01/2043	48		48		4.00%, 03/01/2025	40		42
	3.00%, 08/01/2043	389		384		4.00%, 03/01/2025	31		34
	3.00%, 08/01/2043	541		534		4.00%, 04/01/2025	46		49
	3.00%, 09/01/2043	601		593		4.00%, 06/01/2025	81		86
	3.00%, 09/01/2043	486		480		4.00%, 06/01/2025	425		452
	3.00%, 10/01/2043	252		249		4.00%, 06/01/2025	41		44
	3.00%, 10/01/2043	624		616		4.00%, 06/01/2025	31		34
	3.00%, 07/01/2044 (f)	6,100		6,018
						4.00%, 07/01/2025	15		16
	3.50%, 10/01/2025	22		23		4.00%, 07/01/2025	614		658

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)					Federal Home Loan Mortgage Corporation (FHLMC)
(continued)					(continued)
4.00%, 08/01/2025	$28		$30		4.50%, 08/01/2030	$32		$35
4.00%, 08/01/2025	42		45		4.50%, 05/01/2031	39		43
4.00%, 09/01/2025	9		9		4.50%, 06/01/2031	263		287
4.00%, 10/01/2025	101		108		4.50%, 05/01/2034	2		2
4.00%, 02/01/2026	46		50		4.50%, 08/01/2035	144		156
4.00%, 05/01/2026	120		129		4.50%, 08/01/2035	306		331
4.00%, 07/01/2026	75		81		4.50%, 08/01/2036	38		41
4.00%, 12/01/2030	108		116		4.50%, 02/01/2039	108		117
4.00%, 08/01/2031	123		132		4.50%, 02/01/2039	4		4
4.00%, 10/01/2031	163		175		4.50%, 03/01/2039	66		72
4.00%, 11/01/2031	50		54		4.50%, 04/01/2039	167		181
4.00%, 12/01/2031	79		85		4.50%, 05/01/2039	498		539
4.00%, 11/01/2033	193		207		4.50%, 06/01/2039	91		98
4.00%, 01/01/2034	294		315		4.50%, 09/01/2039	657		711
4.00%, 06/01/2039	9		9		4.50%, 10/01/2039	136		149
4.00%, 07/01/2039	63		67		4.50%, 10/01/2039	274		296
4.00%, 09/01/2039	36		39		4.50%, 11/01/2039	131		142
4.00%, 12/01/2039	32		34		4.50%, 11/01/2039	88		95
4.00%, 12/01/2039	57		60		4.50%, 11/01/2039	111		121
4.00%, 01/01/2040	54		57		4.50%, 12/01/2039	60		65
4.00%, 03/01/2040	29		30		4.50%, 12/01/2039	172		189
4.00%, 09/01/2040	70		74		4.50%, 02/01/2040	130		142
4.00%, 10/01/2040	148		157		4.50%, 02/01/2040	110		120
4.00%, 10/01/2040	68		72		4.50%, 02/01/2040	138		151
4.00%, 12/01/2040	98		104		4.50%, 02/01/2040	23		25
4.00%, 12/01/2040	91		97		4.50%, 04/01/2040	126		136
4.00%, 12/01/2040	63		67		4.50%, 05/01/2040	128		140
4.00%, 12/01/2040	81		86		4.50%, 05/01/2040	43		47
4.00%, 12/01/2040	167		177		4.50%, 07/01/2040	98		107
4.00%, 02/01/2041	183		194		4.50%, 07/01/2040	93		102
4.00%, 02/01/2041	670		711		4.50%, 08/01/2040	90		98
4.00%, 02/01/2041	147		156		4.50%, 08/01/2040	47		51
4.00%, 04/01/2041	73		77		4.50%, 08/01/2040	61		66
4.00%, 07/01/2041	60		63		4.50%, 08/01/2040	174		190
4.00%, 08/01/2041	161		170		4.50%, 08/01/2040	50		54
4.00%, 08/01/2041	57		61		4.50%, 09/01/2040	27		29
4.00%, 10/01/2041	78		83		4.50%, 09/01/2040	42		46
4.00%, 10/01/2041	194		206		4.50%, 10/01/2040	514		557
4.00%, 10/01/2041	23		24		4.50%, 02/01/2041	85		92
4.00%, 10/01/2041	88		94		4.50%, 03/01/2041	906		981
4.00%, 10/01/2041	188		199		4.50%, 03/01/2041	117		127
4.00%, 11/01/2041	324		344		4.50%, 03/01/2041	613		664
4.00%, 11/01/2041	184		195		4.50%, 04/01/2041	163		176
4.00%, 11/01/2041	116		123		4.50%, 04/01/2041	73		80
4.00%, 03/01/2042	187		199		4.50%, 05/01/2041	59		64
4.00%, 06/01/2042	362		384		4.50%, 05/01/2041	176		191
4.00%, 01/01/2044	497		527		4.50%, 06/01/2041	110		119
4.00%, 02/01/2044	878		932		4.50%, 06/01/2041	87		95
4.00%, 02/01/2044	383		406		4.50%, 06/01/2041	71		77
4.00%, 02/01/2044	591		627		4.50%, 06/01/2041	66		71
4.00%, 07/01/2044 (f)	10,200		10,806		4.50%, 07/01/2041	113		123
4.50%, 01/01/2015	13		14		4.50%, 07/01/2041	108		117
4.50%, 05/01/2018	70		74		4.50%, 07/01/2041 (f)	4,500		4,870
4.50%, 08/01/2018	140		148		4.50%, 08/01/2041	88		95
4.50%, 11/01/2018	31		33		4.50%, 09/01/2041	836		906
4.50%, 04/01/2019	27		28		4.50%, 10/01/2041	150		162
4.50%, 04/01/2023	21		23		4.50%, 03/01/2042	171		185
4.50%, 01/01/2024	27		29		4.87%, 06/01/2038 (a)	11		12
4.50%, 01/01/2024	13		14		5.00%, 05/01/2018	10		10
4.50%, 04/01/2024	256		276		5.00%, 08/01/2018	18		19
4.50%, 07/01/2024	26		28		5.00%, 10/01/2018	37		39
4.50%, 09/01/2024	36		39		5.00%, 04/01/2019	13		14
4.50%, 09/01/2024	41		44		5.00%, 12/01/2019	38		41
4.50%, 11/01/2024	261		281		5.00%, 02/01/2022	14		16
4.50%, 04/01/2025	40		43		5.00%, 09/01/2022	18		19
4.50%, 05/01/2025	32		34		5.00%, 06/01/2023	317		345
4.50%, 07/01/2025	50		54		5.00%, 06/01/2023	13		14
4.50%, 09/01/2026	433		464		5.00%, 12/01/2023	140		152
4.50%, 02/01/2030	41		45		5.00%, 07/01/2024	17		19

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)					Federal Home Loan Mortgage Corporation (FHLMC)
(continued)					(continued)
5.00%, 06/01/2025	$20		$21		5.50%, 03/01/2034	$59		$66
5.00%, 06/01/2026	139		150		5.50%, 10/01/2034	27		30
5.00%, 08/01/2026	176		194		5.50%, 10/01/2034	6		7
5.00%, 02/01/2030	18		21		5.50%, 02/01/2035	49		55
5.00%, 03/01/2030	14		16		5.50%, 03/01/2035	34		38
5.00%, 08/01/2033	100		111		5.50%, 05/01/2035	49		55
5.00%, 08/01/2033	18		20		5.50%, 11/01/2035	56		63
5.00%, 09/01/2033	37		41		5.50%, 04/01/2036	593		661
5.00%, 09/01/2033	17		18		5.50%, 05/01/2036	14		16
5.00%, 03/01/2034	22		25		5.50%, 05/01/2036	55		62
5.00%, 04/01/2034	46		51		5.50%, 07/01/2036	56		63
5.00%, 05/01/2034	67		75		5.50%, 07/01/2036	277		310
5.00%, 05/01/2035	86		95		5.50%, 11/01/2036	32		35
5.00%, 06/01/2035	410		455		5.50%, 12/01/2036	2		2
5.00%, 08/01/2035	12		13		5.50%, 12/01/2036	10		11
5.00%, 08/01/2035	27		30		5.50%, 12/01/2036	418		466
5.00%, 09/01/2035	33		37		5.50%, 01/01/2037	414		464
5.00%, 09/01/2035	81		90		5.50%, 02/01/2037	282		315
5.00%, 10/01/2035	35		38		5.50%, 02/01/2037	2		2
5.00%, 11/01/2035	136		151		5.50%, 07/01/2037	5		5
5.00%, 12/01/2035	122		136		5.50%, 07/01/2037	30		33
5.00%, 12/01/2035	80		89		5.50%, 09/01/2037	17		19
5.00%, 04/01/2036	4		5		5.50%, 11/01/2037	21		23
5.00%, 06/01/2036	14		15		5.50%, 01/01/2038	16		18
5.00%, 08/01/2036	61		68		5.50%, 01/01/2038	96		108
5.00%, 01/01/2037	143		159		5.50%, 04/01/2038	8		9
5.00%, 05/01/2037	11		13		5.50%, 04/01/2038	4		5
5.00%, 01/01/2038	736		815		5.50%, 04/01/2038	67		75
5.00%, 02/01/2038	33		36		5.50%, 05/01/2038	11		12
5.00%, 02/01/2038	343		379		5.50%, 05/01/2038	18		20
5.00%, 03/01/2038	5		5		5.50%, 06/01/2038	209		233
5.00%, 06/01/2038	16		17		5.50%, 06/01/2038	5		6
5.00%, 09/01/2038	26		29		5.50%, 06/01/2038	20		22
5.00%, 09/01/2038	5		5		5.50%, 07/01/2038	10		12
5.00%, 12/01/2038	762		843		5.50%, 07/01/2038	7		8
5.00%, 01/01/2039	14		16		5.50%, 07/01/2038	53		59
5.00%, 01/01/2039	74		82		5.50%, 08/01/2038	73		81
5.00%, 02/01/2039	42		47		5.50%, 09/01/2038	338		377
5.00%, 03/01/2039	63		70		5.50%, 09/01/2038	19		22
5.00%, 06/01/2039	16		18		5.50%, 10/01/2038	10		12
5.00%, 07/01/2039	74		83		5.50%, 10/01/2038	303		338
5.00%, 09/01/2039	130		146		5.50%, 11/01/2038	12		14
5.00%, 09/01/2039	1,172		1,297		5.50%, 11/01/2038	2		3
5.00%, 10/01/2039	75		84		5.50%, 12/01/2038	264		294
5.00%, 01/01/2040	155		174		5.50%, 01/01/2039	38		42
5.00%, 03/01/2040	27		30		5.50%, 02/01/2039	536		597
5.00%, 07/01/2040	100		110		5.50%, 03/01/2039	751		837
5.00%, 07/01/2040	97		107		5.50%, 04/01/2039	54		61
5.00%, 08/01/2040	270		299		5.50%, 09/01/2039	91		102
5.00%, 08/01/2040	82		93		5.50%, 12/01/2039	76		85
5.00%, 09/01/2040	269		299		5.50%, 01/01/2040	68		76
5.00%, 02/01/2041	1,507		1,672		5.50%, 03/01/2040	11		12
5.00%, 04/01/2041	79		88		5.50%, 06/01/2040	87		97
5.00%, 05/01/2041	18		20		5.50%, 06/01/2041	983		1,097
5.00%, 07/01/2041 (f)	1,300		1,439		5.50%, 07/01/2041 (f)	300		335
5.00%, 09/01/2041	129		145		6.00%, 05/01/2021	3		3
5.00%, 10/01/2041	136		152		6.00%, 11/01/2022	12		14
5.50%, 10/01/2016	9		9		6.00%, 02/01/2027	31		35
5.50%, 02/01/2017	11		11		6.00%, 07/01/2029	2		2
5.50%, 01/01/2018	23		24		6.00%, 07/01/2029	5		6
5.50%, 01/01/2018	5		5		6.00%, 02/01/2031	4		5
5.50%, 01/01/2022	15		17		6.00%, 12/01/2031	4		5
5.50%, 04/01/2023	50		55		6.00%, 01/01/2032	47		54
5.50%, 01/01/2028	238		267		6.00%, 11/01/2033	81		92
5.50%, 12/01/2032	62		69		6.00%, 06/01/2034	68		77
5.50%, 03/01/2033	7		8		6.00%, 08/01/2034	9		10
5.50%, 12/01/2033	4		4		6.00%, 05/01/2036	46		52
5.50%, 01/01/2034	137		154		6.00%, 06/01/2036	67		76
5.50%, 01/01/2034	23		26		6.00%, 11/01/2036	76		85

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)
(continued)					Federal National Mortgage Association (FNMA) (continued)
					2.50%, 07/01/2033	$190		$188
6.00%, 12/01/2036	$389		$439		2.50%, 01/01/2043	879		835
6.00%, 02/01/2037	6		7		2.50%, 08/01/2043	198		188
6.00%, 03/01/2037	5		6		2.51%, 07/01/2041	67		70
6.00%, 05/01/2037	5		5		2.59%, 02/01/2042 (a)	122		128
6.00%, 10/01/2037	35		40		2.71%, 12/01/2043 (a)	176		182
6.00%, 11/01/2037	40		44		2.74%, 11/01/2043 (a)	364		373
6.00%, 12/01/2037	8		8		2.82%, 01/01/2042 (a)	132		138
6.00%, 12/01/2037	184		206		2.86%, 02/01/2042 (a)	76		80
6.00%, 01/01/2038 (a)	12		13
					2.94%, 05/01/2042 (a)	476		492
6.00%, 01/01/2038	121		136
6.00%, 01/01/2038	40		45		3.00%, 09/01/2026	121		126
					3.00%, 11/01/2026	423		440
6.00%, 01/01/2038	33		37		3.00%, 11/01/2026	150		156
6.00%, 01/01/2038	39		44
6.00%, 01/01/2038	10		11		3.00%, 01/01/2027	104		108
					3.00%, 02/01/2027	95		99
6.00%, 04/01/2038	251		282		3.00%, 04/01/2027	160		166
6.00%, 05/01/2038	51		58
6.00%, 07/01/2038	30		34		3.00%, 04/01/2027	168		175
					3.00%, 07/01/2027	483		502
6.00%, 07/01/2038	14		16		3.00%, 08/01/2027	524		545
6.00%, 08/01/2038	13		15
6.00%, 09/01/2038	16		18		3.00%, 10/01/2028	819		852
					3.00%, 12/01/2028	87		90
6.00%, 09/01/2038	21		24		3.00%, 12/01/2028	66		69
6.00%, 12/01/2039	8		9		3.00%, 07/01/2029 (f)	6,600		6,856
6.50%, 06/01/2017	6		7		3.00%, 08/01/2032	645		658
6.50%, 04/01/2028	1		1
6.50%, 03/01/2029	1		2		3.00%, 10/01/2032	687		701
					3.00%, 08/01/2033	855		873
6.50%, 05/01/2031	8		9		3.00%, 12/01/2033	686		700
6.50%, 06/01/2031	1		1
6.50%, 10/01/2031	1		1		3.00%, 04/01/2042	400		395
6.50%, 05/01/2032	1		1		3.00%, 09/01/2042	199		197
					3.00%, 12/01/2042	199		197
6.50%, 04/01/2035	4		5		3.00%, 02/01/2043	846		839
6.50%, 03/01/2036	12		13
6.50%, 09/01/2036	18		20		3.00%, 02/01/2043	879		869
					3.00%, 04/01/2043	663		656
6.50%, 08/01/2037	8		9		3.00%, 04/01/2043	490		485
6.50%, 10/01/2037	36		42
6.50%, 11/01/2037	24		27		3.00%, 04/01/2043	1,915		1,894
					3.00%, 04/01/2043	863		854
6.50%, 12/01/2037	3		3		3.00%, 04/01/2043	738		730
6.50%, 02/01/2038	6		7
6.50%, 09/01/2038	22		25		3.00%, 04/01/2043	675		668
					3.00%, 04/01/2043	561		555
6.50%, 10/01/2038	8		10		3.00%, 04/01/2043	856		847
6.50%, 01/01/2039	18		20
6.50%, 09/01/2039	34		39		3.00%, 05/01/2043	661		654
					3.00%, 05/01/2043	106		104
7.00%, 10/01/2029	1		1		3.00%, 05/01/2043	973		963
7.00%, 09/01/2031	8		9
7.00%, 01/01/2032	1		1		3.00%, 05/01/2043	568		562
					3.00%, 06/01/2043	672		665
7.00%, 09/01/2038	8		8		3.00%, 06/01/2043	889		879
7.50%, 07/01/2029	30		36
7.50%, 10/01/2030	2		3		3.00%, 06/01/2043	43		42
					3.00%, 06/01/2043	884		875
			$116,865		3.00%, 07/01/2043	58		57
Federal National Mortgage Association (FNMA) - 13.41%					3.00%, 07/01/2043	726		718
2.18%, 05/01/2043 (a)	474		478		3.00%, 07/01/2043	298		295
2.24%, 04/01/2037 (a)	21		23		3.00%, 07/01/2043	489		484
2.25%, 04/01/2038 (a)	26		28		3.00%, 07/01/2043	488		482
2.32%, 10/01/2047 (a)	18		18		3.00%, 07/01/2043	297		294
2.50%, 12/01/2027	26		26		3.00%, 08/01/2043	197		195
2.50%, 01/01/2028	421		428		3.00%, 08/01/2043	400		396
2.50%, 02/01/2028	100		102		3.00%, 08/01/2043	494		489
2.50%, 06/01/2028	629		640		3.00%, 08/01/2043	1,453		1,437
2.50%, 06/01/2028	25		25		3.00%, 08/01/2043	117		116
2.50%, 07/01/2028	465		473		3.00%, 09/01/2043	1,194		1,181
2.50%, 08/01/2028	192		195		3.00%, 09/01/2043	25		25
2.50%, 08/01/2028	27		27		3.00%, 09/01/2043	24		24
2.50%, 08/01/2028	470		478		3.00%, 09/01/2043	491		486
2.50%, 08/01/2028	476		484		3.00%, 10/01/2043	265		262
2.50%, 09/01/2028	538		547		3.00%, 11/01/2043	296		292
2.50%, 09/01/2028	190		193		3.00%, 11/01/2043	196		194
2.50%, 10/01/2028	557		566		3.00%, 11/01/2043	195		192
2.50%, 07/01/2029 (f)	9,600		9,751		3.00%, 01/01/2044	199		197
2.50%, 11/01/2032	93		93		3.00%, 07/01/2044 (f)	8,000		7,903

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

Federal National Mortgage Association (FNMA) (continued)					Federal National Mortgage Association (FNMA) (continued)
3.05%, 12/01/2041 (a)	$68		$72		3.50%, 04/01/2043	$199		$206
3.15%, 06/01/2040 (a)	27		29		3.50%, 05/01/2043	551		569
3.18%, 12/01/2040 (a)	42		44		3.50%, 05/01/2043	1,227		1,265
3.24%, 07/01/2040 (a)	79		85		3.50%, 05/01/2043	998		1,029
3.25%, 12/01/2039 (a)	55		59		3.50%, 06/01/2043	996		1,026
3.43%, 01/01/2040 (a)	56		60		3.50%, 06/01/2043	580		598
3.48%, 02/01/2041 (a)	46		48		3.50%, 07/01/2043	548		565
3.50%, 08/01/2025	43		46		3.50%, 08/01/2043	294		303
3.50%, 10/01/2025	32		34		3.50%, 09/01/2043	987		1,017
3.50%, 11/01/2025	37		39		3.50%, 09/01/2043	387		399
3.50%, 12/01/2025	44		46		3.50%, 12/01/2043	303		312
3.50%, 12/01/2025	65		69		3.50%, 01/01/2044	103		107
3.50%, 01/01/2026	130		138		3.50%, 02/01/2044	981		1,012
3.50%, 02/01/2026	85		90		3.50%, 02/01/2044	587		606
3.50%, 05/01/2026	19		20		3.50%, 04/01/2044	100		103
3.50%, 06/01/2026	95		100		3.50%, 07/01/2044 (f)	12,800		13,176
3.50%, 07/01/2026	12		13		3.58%, 05/01/2041 (a)	57		60
3.50%, 08/01/2026	157		167		3.59%, 08/01/2040 (a)	39		42
3.50%, 09/01/2026	123		131		3.59%, 05/01/2041 (a)	44		46
3.50%, 10/01/2026	59		63		4.00%, 09/01/2018	77		82
3.50%, 12/01/2026	192		204		4.00%, 09/01/2018	102		108
3.50%, 01/01/2027	213		226		4.00%, 07/01/2019	37		39
3.50%, 01/01/2027	122		130		4.00%, 03/01/2024	159		170
3.50%, 07/01/2029 (f)	4,200		4,451		4.00%, 05/01/2024	33		35
3.50%, 01/01/2031	23		24		4.00%, 05/01/2024	27		29
3.50%, 04/01/2031	44		46		4.00%, 06/01/2024	69		74
3.50%, 04/01/2032	184		193		4.00%, 07/01/2024	64		69
3.50%, 05/01/2032	393		412		4.00%, 09/01/2024	25		27
3.50%, 06/01/2032	630		660		4.00%, 10/01/2024	242		258
3.50%, 07/01/2032	253		266		4.00%, 11/01/2024	12		12
3.50%, 09/01/2032	399		419		4.00%, 01/01/2025	43		46
3.50%, 09/01/2033	189		197		4.00%, 03/01/2025	43		46
3.50%, 10/01/2033	382		400		4.00%, 04/01/2025	296		315
3.50%, 11/01/2033	383		401		4.00%, 04/01/2025	15		16
3.50%, 10/01/2040	21		22		4.00%, 05/01/2025	14		15
3.50%, 11/01/2040	74		76		4.00%, 05/01/2025	40		43
3.50%, 12/01/2040	81		84		4.00%, 05/01/2025	9		9
3.50%, 01/01/2041	53		54		4.00%, 05/01/2025	44		47
3.50%, 02/01/2041	34		35		4.00%, 05/01/2025	40		43
3.50%, 02/01/2041	31		32		4.00%, 06/01/2025	15		16
3.50%, 03/01/2041	187		192		4.00%, 06/01/2025	34		36
3.50%, 03/01/2041	120		123		4.00%, 07/01/2025	90		96
3.50%, 10/01/2041	326		336		4.00%, 08/01/2025	40		43
3.50%, 12/01/2041	326		336		4.00%, 09/01/2025	51		54
3.50%, 12/01/2041	941		971		4.00%, 11/01/2025	63		68
3.50%, 12/01/2041	997		1,028		4.00%, 12/01/2025	76		82
3.50%, 01/01/2042	338		348		4.00%, 01/01/2026	454		482
3.50%, 01/01/2042	182		188		4.00%, 01/01/2026	204		218
3.50%, 01/01/2042	175		180		4.00%, 01/01/2026	38		40
3.50%, 02/01/2042	76		78		4.00%, 03/01/2026	185		198
3.50%, 02/01/2042	45		47		4.00%, 03/01/2026	102		109
3.50%, 03/01/2042	221		228		4.00%, 03/01/2026	9		9
3.50%, 03/01/2042	87		89		4.00%, 05/01/2026	52		55
3.50%, 03/01/2042	192		197		4.00%, 06/01/2026	56		60
3.50%, 03/01/2042	691		712		4.00%, 07/01/2026	55		59
3.50%, 03/01/2042	402		415		4.00%, 08/01/2026	249		267
3.50%, 03/01/2042	104		108		4.00%, 09/01/2026	115		123
3.50%, 04/01/2042	175		180		4.00%, 04/01/2029	15		16
3.50%, 04/01/2042	163		168		4.00%, 10/01/2030	43		46
3.50%, 04/01/2042	177		183		4.00%, 12/01/2030	340		365
3.50%, 04/01/2042	149		154		4.00%, 02/01/2031	114		123
3.50%, 05/01/2042	224		231		4.00%, 07/01/2031	72		77
3.50%, 07/01/2042	441		455		4.00%, 10/01/2031	274		294
3.50%, 07/01/2042	246		254		4.00%, 11/01/2031	65		69
3.50%, 08/01/2042	304		313		4.00%, 12/01/2031	53		57
3.50%, 09/01/2042	239		246		4.00%, 01/01/2032	82		89
3.50%, 10/01/2042	881		909		4.00%, 09/01/2033	554		594
3.50%, 10/01/2042	35		36		4.00%, 03/01/2039	24		25
3.50%, 04/01/2043	380		392		4.00%, 08/01/2039	11		12

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

Federal National Mortgage Association (FNMA) (continued)					Federal National Mortgage Association (FNMA) (continued)
4.00%, 08/01/2039	$74		$78		4.50%, 04/01/2019	$446		$473
4.00%, 10/01/2039	24		25		4.50%, 05/01/2019	69		74
4.00%, 11/01/2039	84		90		4.50%, 08/01/2019	5		6
4.00%, 12/01/2039	30		32		4.50%, 09/01/2020	12		13
4.00%, 02/01/2040	90		96		4.50%, 05/01/2022	33		35
4.00%, 05/01/2040	75		80		4.50%, 02/01/2024	7		8
4.00%, 05/01/2040	8		9		4.50%, 04/01/2024	6		6
4.00%, 08/01/2040	44		47		4.50%, 04/01/2024	4		4
4.00%, 10/01/2040	32		35		4.50%, 11/01/2024	22		24
4.00%, 10/01/2040	50		53		4.50%, 12/01/2024	52		56
4.00%, 10/01/2040	45		48		4.50%, 12/01/2024	27		29
4.00%, 10/01/2040	75		79		4.50%, 02/01/2025	59		63
4.00%, 10/01/2040	144		153		4.50%, 02/01/2025	45		48
4.00%, 10/01/2040	73		78		4.50%, 04/01/2025	9		9
4.00%, 10/01/2040	23		25		4.50%, 05/01/2025	63		68
4.00%, 11/01/2040	35		37		4.50%, 04/01/2026	93		100
4.00%, 12/01/2040	135		143		4.50%, 07/01/2029	7		8
4.00%, 12/01/2040	40		43		4.50%, 02/01/2030	39		42
4.00%, 12/01/2040	107		113		4.50%, 04/01/2030	14		15
4.00%, 12/01/2040	93		99		4.50%, 08/01/2030	264		289
4.00%, 12/01/2040	156		166		4.50%, 09/01/2030	216		237
4.00%, 01/01/2041	178		189		4.50%, 01/01/2031	43		47
4.00%, 01/01/2041	65		70		4.50%, 04/01/2031	25		27
4.00%, 01/01/2041	939		998		4.50%, 05/01/2031	38		42
4.00%, 01/01/2041	111		118		4.50%, 07/01/2031	150		164
4.00%, 02/01/2041	276		293		4.50%, 08/01/2031	79		86
4.00%, 02/01/2041	106		112		4.50%, 08/01/2033	44		47
4.00%, 02/01/2041	158		168		4.50%, 08/01/2033	6		7
4.00%, 02/01/2041	83		88		4.50%, 11/01/2033	102		111
4.00%, 02/01/2041	158		168		4.50%, 02/01/2035	345		374
4.00%, 03/01/2041	67		71		4.50%, 12/01/2035	282		306
4.00%, 03/01/2041	788		838		4.50%, 01/01/2036	4		4
4.00%, 03/01/2041	156		166		4.50%, 03/01/2036	10		11
4.00%, 04/01/2041	12		13		4.50%, 06/01/2038	56		61
4.00%, 07/01/2041 (f)	22,940		24,345		4.50%, 01/01/2039	14		15
4.00%, 09/01/2041	336		358		4.50%, 02/01/2039	31		34
4.00%, 09/01/2041	46		49		4.50%, 04/01/2039	24		26
4.00%, 09/01/2041	273		290		4.50%, 04/01/2039	102		112
4.00%, 10/01/2041	26		28		4.50%, 04/01/2039	111		122
4.00%, 10/01/2041	144		153		4.50%, 06/01/2039	36		40
4.00%, 10/01/2041	289		307		4.50%, 06/01/2039	62		67
4.00%, 11/01/2041	220		234		4.50%, 06/01/2039	160		175
4.00%, 11/01/2041	52		55		4.50%, 06/01/2039	164		177
4.00%, 11/01/2041	156		166		4.50%, 07/01/2039	110		119
4.00%, 11/01/2041	124		132		4.50%, 07/01/2039	59		64
4.00%, 12/01/2041	214		227		4.50%, 07/01/2039	123		134
4.00%, 12/01/2041	144		153		4.50%, 08/01/2039	64		70
4.00%, 12/01/2041	403		429		4.50%, 09/01/2039	65		70
4.00%, 12/01/2041	143		152		4.50%, 10/01/2039	117		127
4.00%, 12/01/2041	144		153		4.50%, 10/01/2039	190		206
4.00%, 01/01/2042	155		165		4.50%, 12/01/2039	42		46
4.00%, 01/01/2042	47		49		4.50%, 12/01/2039	114		125
4.00%, 01/01/2042	193		205		4.50%, 12/01/2039	72		79
4.00%, 02/01/2042	101		109		4.50%, 12/01/2039	158		174
4.00%, 05/01/2042	962		1,022		4.50%, 12/01/2039	56		61
4.00%, 02/01/2043	367		390		4.50%, 01/01/2040	219		238
4.00%, 02/01/2043	417		443		4.50%, 01/01/2040	145		159
4.00%, 08/01/2043	292		311		4.50%, 02/01/2040	63		69
4.00%, 09/01/2043	239		254		4.50%, 02/01/2040	106		116
4.00%, 01/01/2044	997		1,060		4.50%, 03/01/2040	68		73
4.00%, 06/01/2044	998		1,061		4.50%, 04/01/2040	129		140
4.50%, 03/01/2015	53		56		4.50%, 05/01/2040	66		72
4.50%, 02/01/2018	39		41		4.50%, 05/01/2040	73		79
4.50%, 07/01/2018	22		24		4.50%, 05/01/2040	291		317
4.50%, 08/01/2018	408		434		4.50%, 05/01/2040	192		208
4.50%, 09/01/2018	498		529		4.50%, 06/01/2040	53		58
4.50%, 12/01/2018	392		417		4.50%, 07/01/2040	4		5
4.50%, 01/01/2019	3		3		4.50%, 07/01/2040	64		70
4.50%, 03/01/2019	162		173		4.50%, 08/01/2040	175		189

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

Federal National Mortgage Association (FNMA) (continued)					Federal National Mortgage Association (FNMA) (continued)
4.50%, 08/01/2040	$335		$363		5.00%, 07/01/2035	$29		$33
4.50%, 08/01/2040	95		103		5.00%, 07/01/2035	10		11
4.50%, 08/01/2040	502		544		5.00%, 07/01/2035	96		107
4.50%, 09/01/2040	43		47		5.00%, 09/01/2035	19		21
4.50%, 09/01/2040	52		56		5.00%, 10/01/2035	48		53
4.50%, 09/01/2040	74		80		5.00%, 01/01/2036	92		102
4.50%, 10/01/2040	247		267		5.00%, 03/01/2036	58		65
4.50%, 12/01/2040	43		46		5.00%, 03/01/2036	91		101
4.50%, 03/01/2041	349		379		5.00%, 04/01/2036	3		4
4.50%, 03/01/2041	91		99		5.00%, 05/01/2036	2		2
4.50%, 03/01/2041	71		76		5.00%, 06/01/2036	176		195
4.50%, 04/01/2041	80		87		5.00%, 07/01/2036	112		125
4.50%, 05/01/2041	111		120		5.00%, 07/01/2037	31		35
4.50%, 05/01/2041	321		348		5.00%, 02/01/2038	228		254
4.50%, 05/01/2041	166		180		5.00%, 06/01/2038	12		14
4.50%, 06/01/2041	107		116		5.00%, 01/01/2039	62		69
4.50%, 06/01/2041	342		370		5.00%, 01/01/2039	1,155		1,284
4.50%, 06/01/2041	201		218		5.00%, 02/01/2039	79		88
4.50%, 06/01/2041	61		66		5.00%, 03/01/2039	37		41
4.50%, 06/01/2041	245		265		5.00%, 04/01/2039	37		42
4.50%, 07/01/2041	133		144		5.00%, 04/01/2039	100		111
4.50%, 07/01/2041 (f)	11,000		11,913		5.00%, 04/01/2039	70		78
4.50%, 07/01/2041	77		83		5.00%, 07/01/2039	100		113
4.50%, 07/01/2041	79		86		5.00%, 07/01/2039	477		531
4.50%, 08/01/2041	124		134		5.00%, 10/01/2039	82		92
4.50%, 09/01/2041	122		132		5.00%, 12/01/2039	157		175
4.50%, 09/01/2041	587		637		5.00%, 12/01/2039	63		71
4.50%, 10/01/2041	132		143		5.00%, 01/01/2040	129		145
4.50%, 11/01/2041	125		136		5.00%, 02/01/2040	155		176
4.50%, 11/01/2041	155		168		5.00%, 05/01/2040	478		532
4.50%, 11/01/2041	135		147		5.00%, 05/01/2040	52		57
4.50%, 12/01/2041	146		159		5.00%, 06/01/2040	34		37
4.50%, 09/01/2042	197		214		5.00%, 06/01/2040	124		137
4.50%, 09/01/2043	468		508		5.00%, 06/01/2040	124		139
5.00%, 02/01/2015	41		44		5.00%, 08/01/2040	49		55
5.00%, 12/01/2017	6		6		5.00%, 08/01/2040	192		213
5.00%, 03/01/2018	369		391		5.00%, 08/01/2040	65		72
5.00%, 11/01/2018	6		6		5.00%, 11/01/2040	73		82
5.00%, 06/01/2019	42		44		5.00%, 04/01/2041	60		67
5.00%, 07/01/2019	224		238		5.00%, 05/01/2041	81		90
5.00%, 11/01/2020	215		232		5.00%, 05/01/2041	87		96
5.00%, 11/01/2021	18		19		5.00%, 05/01/2041	88		98
5.00%, 02/01/2023	22		24		5.00%, 05/01/2041	72		80
5.00%, 07/01/2023	3		4		5.00%, 07/01/2041 (f)	6,400		7,107
5.00%, 09/01/2023	158		172		5.15%, 06/01/2037 (a)	38		38
5.00%, 12/01/2023	8		9		5.41%, 01/01/2036 (a)	15		16
5.00%, 12/01/2023	17		19		5.50%, 02/01/2015	5		6
5.00%, 01/01/2024	30		32		5.50%, 10/01/2016	34		36
5.00%, 01/01/2024	42		45		5.50%, 01/01/2017	33		35
5.00%, 02/01/2024	245		265		5.50%, 02/01/2018	50		53
5.00%, 07/01/2024	18		20		5.50%, 12/01/2018	48		51
5.00%, 11/01/2025	249		277		5.50%, 05/01/2019	8		8
5.00%, 04/01/2029	29		33		5.50%, 08/01/2019	52		56
5.00%, 03/01/2030	56		62		5.50%, 12/01/2019	23		24
5.00%, 08/01/2030	69		78		5.50%, 01/01/2021	8		9
5.00%, 05/01/2033	20		23		5.50%, 05/01/2021	12		13
5.00%, 05/01/2033	31		35		5.50%, 10/01/2021	9		10
5.00%, 07/01/2033	153		170		5.50%, 11/01/2022	32		35
5.00%, 08/01/2033	7		8		5.50%, 11/01/2022	16		17
5.00%, 09/01/2033	67		75		5.50%, 02/01/2023	19		20
5.00%, 11/01/2033	85		94		5.50%, 03/01/2023	31		33
5.00%, 02/01/2034	11		12		5.50%, 04/01/2023	46		48
5.00%, 03/01/2034	15		17		5.50%, 07/01/2023	18		20
5.00%, 05/01/2034	109		121		5.50%, 09/01/2023	23		25
5.00%, 02/01/2035	108		120		5.50%, 12/01/2023	11		12
5.00%, 03/01/2035	10		11		5.50%, 05/01/2025	46		49
5.00%, 04/01/2035	17		19		5.50%, 06/01/2028	19		21
5.00%, 06/01/2035	209		233		5.50%, 09/01/2028	5		6
5.00%, 07/01/2035	478		532		5.50%, 01/01/2029	10		12

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

Federal National Mortgage Association (FNMA) (continued)					Federal National Mortgage Association (FNMA) (continued)
5.50%, 12/01/2029	$42		$48		5.50%, 11/01/2038	$12		$14
5.50%, 06/01/2033	24		26		5.50%, 12/01/2038	42		47
5.50%, 04/01/2034	114		128		5.50%, 12/01/2038	29		33
5.50%, 04/01/2034	82		92		5.50%, 12/01/2038	18		20
5.50%, 04/01/2034	62		69		5.50%, 01/01/2039	28		32
5.50%, 05/01/2034	70		79		5.50%, 04/01/2039	22		25
5.50%, 06/01/2034	4		4		5.50%, 06/01/2039	456		511
5.50%, 11/01/2034	61		68		5.50%, 07/01/2039	101		113
5.50%, 01/01/2035	65		73		5.50%, 09/01/2039	66		74
5.50%, 01/01/2035	14		16		5.50%, 10/01/2039	26		29
5.50%, 03/01/2035	27		30		5.50%, 12/01/2039	48		54
5.50%, 04/01/2035	3		3		5.50%, 12/01/2039	117		132
5.50%, 04/01/2035	39		44		5.50%, 05/01/2040	268		300
5.50%, 08/01/2035	18		20		5.50%, 06/01/2040	17		19
5.50%, 09/01/2035	5		6		5.50%, 07/01/2040	53		59
5.50%, 10/01/2035	7		8		5.50%, 07/01/2041 (f)	1,100		1,232
5.50%, 10/01/2035	8		8		5.50%, 07/01/2041	380		426
5.50%, 11/01/2035	465		525		6.00%, 10/01/2016	1		1
5.50%, 12/01/2035	23		26		6.00%, 06/01/2017	30		32
5.50%, 01/01/2036	9		10		6.00%, 06/01/2017	4		4
5.50%, 02/01/2036	93		104		6.00%, 05/01/2024	3		3
5.50%, 04/01/2036	72		80		6.00%, 12/01/2032	37		41
5.50%, 04/01/2036	4		5		6.00%, 01/01/2033	8		9
5.50%, 05/01/2036	345		387		6.00%, 10/01/2033	11		12
5.50%, 07/01/2036	39		44		6.00%, 12/01/2033	26		30
5.50%, 08/01/2036	97		108		6.00%, 10/01/2034	43		49
5.50%, 09/01/2036	43		48		6.00%, 12/01/2034	17		19
5.50%, 09/01/2036	108		122		6.00%, 01/01/2035	76		87
5.50%, 10/01/2036	104		116		6.00%, 07/01/2035	72		81
5.50%, 11/01/2036	16		18		6.00%, 07/01/2035	183		207
5.50%, 11/01/2036	27		30		6.00%, 10/01/2035	69		78
5.50%, 11/01/2036	38		43		6.00%, 05/01/2036	8		9
5.50%, 01/01/2037	39		43		6.00%, 05/01/2036	5		5
5.50%, 02/01/2037	74		83		6.00%, 05/01/2036	2		2
5.50%, 03/01/2037	250		280		6.00%, 06/01/2036	45		50
5.50%, 05/01/2037	1,173		1,313		6.00%, 02/01/2037	13		15
5.50%, 05/01/2037	3		4		6.00%, 02/01/2037	63		71
5.50%, 05/01/2037	34		39		6.00%, 03/01/2037	47		53
5.50%, 06/01/2037	104		116		6.00%, 03/01/2037	127		144
5.50%, 07/01/2037	6		7		6.00%, 06/01/2037	25		28
5.50%, 07/01/2037	9		10		6.00%, 07/01/2037	11		12
5.50%, 08/01/2037	377		423		6.00%, 09/01/2037	65		73
5.50%, 08/01/2037	373		419		6.00%, 10/01/2037	8		9
5.50%, 01/01/2038	9		10		6.00%, 11/01/2037	14		16
5.50%, 01/01/2038	15		17		6.00%, 11/01/2037	5		6
5.50%, 02/01/2038	48		53		6.00%, 11/01/2037	1		1
5.50%, 02/01/2038	103		116		6.00%, 12/01/2037	22		25
5.50%, 02/01/2038	54		61		6.00%, 01/01/2038	357		402
5.50%, 03/01/2038	30		33		6.00%, 01/01/2038	18		21
5.50%, 03/01/2038	44		50		6.00%, 01/01/2038	31		35
5.50%, 03/01/2038	34		38		6.00%, 02/01/2038	12		13
5.50%, 03/01/2038	196		219		6.00%, 03/01/2038	21		23
5.50%, 05/01/2038	69		77		6.00%, 03/01/2038	177		199
5.50%, 05/01/2038	17		20		6.00%, 05/01/2038	19		22
5.50%, 05/01/2038	1,084		1,212		6.00%, 05/01/2038	11		12
5.50%, 06/01/2038	525		588		6.00%, 08/01/2038	30		34
5.50%, 06/01/2038	394		441		6.00%, 09/01/2038	101		114
5.50%, 06/01/2038	40		45		6.00%, 10/01/2038	66		75
5.50%, 06/01/2038	4		4		6.00%, 11/01/2038	159		179
5.50%, 06/01/2038	5		6		6.00%, 12/01/2038	13		15
5.50%, 07/01/2038	36		41		6.00%, 10/01/2039	35		39
5.50%, 07/01/2038	24		26		6.00%, 10/01/2039	37		41
5.50%, 08/01/2038	461		516		6.00%, 04/01/2040	77		87
5.50%, 09/01/2038	3		4		6.00%, 09/01/2040	24		27
5.50%, 11/01/2038	16		18		6.00%, 10/01/2040	37		41
5.50%, 11/01/2038	18		20		6.00%, 10/01/2040	86		96
5.50%, 11/01/2038	237		265		6.00%, 05/01/2041	785		885
5.50%, 11/01/2038	15		17		6.50%, 12/01/2016	21		22
5.50%, 11/01/2038	367		411		6.50%, 07/01/2020	4		4

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)
					Government National Mortgage Association (GNMA)
Federal National Mortgage Association (FNMA) (continued)					(continued)
6.50%, 03/01/2026	$1		$1
6.50%, 12/01/2031	2		2		3.50%, 02/15/2026	$91		$97
6.50%, 03/01/2032	3		3		3.50%, 05/15/2026	35		38
6.50%, 07/01/2032	12		13		3.50%, 03/20/2027	84		89
					3.50%, 04/20/2027	136		145
6.50%, 11/01/2033	17		19		3.50%, 09/20/2028	174		185
6.50%, 08/01/2034	40		46
6.50%, 09/01/2034	32		36		3.50%, 07/20/2040	34		36
					3.50%, 01/20/2041	121		126
6.50%, 10/01/2034	10		11		3.50%, 03/20/2041 (a)	507		536
6.50%, 07/01/2037	12		14
6.50%, 07/01/2037	16		18		3.50%, 05/20/2041	103		108
					3.50%, 11/15/2041	88		92
6.50%, 08/01/2037	17		19		3.50%, 11/20/2041	37		38
6.50%, 10/01/2037	138		156
6.50%, 01/01/2038	380		428		3.50%, 01/15/2042	97		101
					3.50%, 01/20/2042	170		178
6.50%, 01/01/2038	31		35		3.50%, 02/15/2042	185		193
6.50%, 02/01/2038	13		15
6.50%, 02/01/2038	11		13		3.50%, 02/15/2042	498		519
					3.50%, 02/20/2042	164		172
6.50%, 03/01/2038	79		89		3.50%, 03/15/2042	175		182
6.50%, 03/01/2038	6		7
6.50%, 05/01/2038	204		230		3.50%, 03/15/2042	165		172
					3.50%, 03/20/2042	190		199
6.50%, 05/01/2038	36		40		3.50%, 04/20/2042	386		403
6.50%, 09/01/2038	13		14
6.50%, 10/01/2039	26		29		3.50%, 05/20/2042	1,346		1,404
					3.50%, 06/20/2042	797		832
7.00%, 12/01/2037	33		36		3.50%, 08/20/2042	589		614
7.00%, 12/01/2037	24		26
7.50%, 05/01/2031	16		19		3.50%, 01/15/2043	949		989
					3.50%, 01/15/2043	566		589
			$205,037		3.50%, 01/20/2043	871		909
Government National Mortgage Association (GNMA) -					3.50%, 03/20/2043	883		922
7.86%					3.50%, 04/20/2043	908		948
2.00%, 10/20/2042 (a)	187		194
2.00%, 01/20/2043	195		203		3.50%, 08/15/2043	380		396
2.00%, 06/20/2043 (a)	170		175		3.50%, 01/20/2044	26		27
					3.50%, 04/20/2044	971		1,013
2.50%, 09/20/2027	333		342		3.50%, 07/01/2044 (f)	500		520
2.50%, 04/20/2028	284		293		3.50%, 07/01/2044	16,400		17,083
2.50%, 07/20/2028	277		285		4.00%, 07/15/2024	160		170
2.50%, 12/20/2040	43		45		4.00%, 08/15/2024	40		42
2.50%, 02/20/2042 (a)	136		140
2.50%, 01/20/2043 (a)	186		191		4.00%, 12/15/2024	37		40
2.50%, 07/20/2043	390		377		4.00%, 11/15/2025	28		29
2.50%, 11/20/2043 (a)	671		686		4.00%, 05/15/2026	35		37
2.50%, 07/01/2044 (f)	300		290		4.00%, 06/15/2039	21		22
					4.00%, 07/20/2040	86		92
2.50%, 07/01/2044	100		97		4.00%, 08/15/2040	62		67
3.00%, 04/15/2027	186		194		4.00%, 08/15/2040	163		174
3.00%, 09/20/2027	318		333		4.00%, 09/15/2040	96		103
3.00%, 11/20/2027	167		175		4.00%, 09/15/2040	67		72
3.00%, 09/20/2028	187		196		4.00%, 10/15/2040	93		100
3.00%, 10/20/2028	286		299		4.00%, 11/15/2040	86		92
3.00%, 01/20/2029	96		100		4.00%, 11/15/2040	14		15
3.00%, 02/20/2041 (a)	112		117
3.00%, 11/20/2041 (a)	177		185		4.00%, 11/20/2040	61		65
3.00%, 02/20/2042 (a)	149		155		4.00%, 12/20/2040	101		108
3.00%, 04/20/2042 (a)	457		477		4.00%, 01/15/2041	208		223
3.00%, 07/20/2042 (a)	677		706		4.00%, 01/15/2041	70		75
					4.00%, 01/15/2041	95		103
3.00%, 09/20/2042	455		461		4.00%, 01/20/2041	194		208
3.00%, 10/15/2042	730		737		4.00%, 05/15/2041	105		112
3.00%, 12/20/2042	904		915		4.00%, 05/15/2041	64		68
3.00%, 03/20/2043	1,681		1,701		4.00%, 07/20/2041 (a)	51		54
3.00%, 03/20/2043	472		477		4.00%, 07/20/2041	72		77
3.00%, 05/15/2043	79		80		4.00%, 08/15/2041	55		59
3.00%, 06/20/2043	482		488		4.00%, 08/15/2041	251		268
3.00%, 08/15/2043	498		502		4.00%, 09/15/2041	195		209
3.00%, 08/15/2043	688		695		4.00%, 09/15/2041	81		86
3.00%, 08/20/2043	215		217		4.00%, 09/15/2041	172		184
3.00%, 09/20/2043	780		788		4.00%, 09/20/2041	347		372
3.00%, 10/20/2043	388		392		4.00%, 10/15/2041	108		115
3.00%, 11/20/2043	294		297		4.00%, 10/15/2041	80		86
3.00%, 03/20/2044	690		698		4.00%, 11/15/2041	359		384
3.00%, 07/01/2044	10,900		11,002		4.00%, 11/20/2041	119		128
3.00%, 07/01/2044 (f)	1,600		1,612
					4.00%, 12/15/2041	123		131
3.50%, 12/15/2025	25		26		4.00%, 12/15/2041	234		251

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)
Government National Mortgage Association (GNMA)					Government National Mortgage Association (GNMA)
(continued)					(continued)
4.00%, 12/20/2041	$118		$126		4.50%, 04/20/2041	$124		$136
4.00%, 01/20/2042	633		678		4.50%, 05/15/2041	74		81
4.00%, 02/20/2042	521		558		4.50%, 05/15/2041	87		95
4.00%, 03/15/2042	288		308		4.50%, 06/20/2041	390		427
4.00%, 03/15/2042	169		181		4.50%, 07/01/2041 (f)	400		436
4.00%, 03/20/2042	614		658		4.50%, 07/15/2041	161		176
4.00%, 04/20/2042	545		585		4.50%, 07/15/2041	58		63
4.00%, 07/20/2042	1,208		1,295		4.50%, 07/20/2041	745		816
4.00%, 06/20/2043	150		161		4.50%, 08/15/2041	427		467
4.00%, 09/15/2043	494		528		4.50%, 08/20/2041	275		301
4.00%, 09/20/2043	280		301		4.50%, 09/20/2041	67		74
4.00%, 11/20/2043	988		1,059		4.50%, 11/20/2041	987		1,080
4.00%, 02/20/2044	1,000		1,072		4.50%, 12/20/2041	69		75
4.00%, 07/01/2044	9,900		10,595		4.50%, 01/20/2042	498		545
4.00%, 07/01/2044 (f)	1,000		1,068		4.50%, 02/20/2042	248		271
4.50%, 04/20/2026	24		26		4.50%, 03/20/2042	63		69
4.50%, 02/15/2039	462		504		4.50%, 04/20/2042	125		137
4.50%, 03/15/2039	90		98		4.50%, 05/20/2042	149		163
4.50%, 03/15/2039	47		51		4.50%, 05/20/2043	750		821
4.50%, 03/15/2039	189		206		4.50%, 07/01/2044	6,500		7,097
4.50%, 03/15/2039	59		65		5.00%, 08/15/2033	101		112
4.50%, 03/20/2039	101		110		5.00%, 02/15/2034	114		127
4.50%, 04/15/2039	76		83		5.00%, 07/15/2035	300		333
4.50%, 04/15/2039	216		235		5.00%, 08/15/2035	73		81
4.50%, 04/15/2039	147		160		5.00%, 04/20/2037	10		11
4.50%, 05/15/2039	39		42		5.00%, 04/20/2038	673		742
4.50%, 05/15/2039	530		578		5.00%, 05/15/2038	167		184
4.50%, 05/15/2039	112		123		5.00%, 06/20/2038	74		82
4.50%, 05/15/2039	328		358		5.00%, 10/15/2038	39		43
4.50%, 05/15/2039	33		36		5.00%, 01/15/2039	351		386
4.50%, 06/15/2039	186		203		5.00%, 02/15/2039	282		310
4.50%, 07/15/2039	46		50		5.00%, 04/15/2039	383		423
4.50%, 08/15/2039	195		213		5.00%, 05/15/2039	25		27
4.50%, 09/15/2039	8		9		5.00%, 06/15/2039	78		87
4.50%, 11/15/2039	47		51		5.00%, 06/15/2039	64		71
4.50%, 11/15/2039	431		473		5.00%, 06/20/2039	86		95
4.50%, 12/15/2039	132		145		5.00%, 07/15/2039	63		69
4.50%, 01/15/2040	154		168		5.00%, 07/15/2039	61		68
4.50%, 02/15/2040	36		39		5.00%, 07/15/2039	83		93
4.50%, 02/15/2040	47		51		5.00%, 07/15/2039	77		84
4.50%, 02/15/2040	25		27		5.00%, 08/15/2039	71		79
4.50%, 02/15/2040	23		25		5.00%, 09/15/2039	87		96
4.50%, 02/15/2040	30		33		5.00%, 09/15/2039	69		76
4.50%, 02/15/2040	75		81		5.00%, 09/15/2039	72		80
4.50%, 03/15/2040	67		73		5.00%, 09/15/2039	62		68
4.50%, 05/15/2040	67		73		5.00%, 09/15/2039	28		31
4.50%, 06/15/2040	58		63		5.00%, 11/15/2039	83		92
4.50%, 06/15/2040	63		69		5.00%, 12/15/2039	137		150
4.50%, 07/15/2040	68		75		5.00%, 02/15/2040	87		97
4.50%, 07/15/2040	51		57		5.00%, 02/15/2040	84		93
4.50%, 07/15/2040	791		864		5.00%, 02/15/2040	83		93
4.50%, 08/15/2040	71		78		5.00%, 04/15/2040	59		65
4.50%, 08/15/2040	78		85		5.00%, 05/15/2040	73		81
4.50%, 08/15/2040	97		106		5.00%, 05/15/2040	49		54
4.50%, 08/15/2040	97		106		5.00%, 05/20/2040	23		26
4.50%, 09/15/2040	82		89		5.00%, 06/15/2040	152		167
4.50%, 09/15/2040	104		114		5.00%, 06/15/2040	11		13
4.50%, 10/15/2040	96		105		5.00%, 06/15/2040	63		69
4.50%, 12/15/2040	52		57		5.00%, 06/15/2040	108		119
4.50%, 01/20/2041	96		105		5.00%, 06/20/2040	107		119
4.50%, 01/20/2041	114		125		5.00%, 07/15/2040	51		56
4.50%, 02/20/2041	115		126		5.00%, 07/20/2040	110		123
4.50%, 02/20/2041	105		115		5.00%, 01/20/2041	57		63
4.50%, 03/15/2041	247		270		5.00%, 02/20/2041	133		148
4.50%, 03/15/2041	46		51		5.00%, 04/15/2041	391		433
4.50%, 03/20/2041	63		69		5.00%, 05/20/2041	122		135
4.50%, 03/20/2041	103		113		5.00%, 06/20/2041	32		36
4.50%, 04/15/2041	50		55		5.00%, 07/01/2041 (f)	300		330
4.50%, 04/15/2041	120		131		5.00%, 07/20/2041	50		55

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)
Government National Mortgage Association (GNMA)					Government National Mortgage Association (GNMA)
(continued)					(continued)
5.00%, 08/20/2041	$355		$393		6.00%, 04/15/2040	$11		$12
5.00%, 10/20/2041	41		46		6.00%, 01/20/2042	112		127
5.00%, 11/20/2041	113		125		6.50%, 10/20/2028	1		2
5.00%, 12/20/2041	89		99		6.50%, 05/20/2029	1		1
5.00%, 02/20/2042	456		505		6.50%, 02/20/2032	1		1
5.00%, 03/20/2042	94		104		6.50%, 05/20/2032	9		10
5.00%, 04/20/2042	1,096		1,215		6.50%, 05/15/2037	73		83
5.00%, 12/20/2042	854		947		6.50%, 08/20/2038	33		37
5.00%, 01/20/2043	175		194		6.50%, 09/15/2038	35		40
5.00%, 07/20/2043	545		605		7.00%, 01/15/2028	2		2
5.00%, 11/20/2043	262		288		7.00%, 03/15/2029	3		3
5.00%, 01/20/2044	489		539		7.00%, 07/15/2031	2		2
5.50%, 01/15/2024	16		17					$120,176
5.50%, 11/15/2033	47		53
5.50%, 03/15/2034	18		20		U.S. Treasury - 34.66%
5.50%, 04/15/2034	20		22		0.25%, 07/15/2015	8,259		8,267
5.50%, 07/15/2034	14		16		0.25%, 07/31/2015	2,800		2,803
5.50%, 11/15/2034	62		71		0.25%, 08/15/2015	2,250		2,252
5.50%, 02/15/2035	36		41		0.25%, 09/15/2015	2,288		2,290
5.50%, 03/15/2036	22		25		0.25%, 09/30/2015	2,215		2,217
5.50%, 04/15/2036	34		38		0.25%, 10/15/2015	4,623		4,628
5.50%, 12/15/2036	23		26		0.25%, 10/31/2015	2,230		2,232
5.50%, 04/15/2037	72		80		0.25%, 11/30/2015	2,310		2,311
5.50%, 05/15/2038	30		33		0.25%, 12/15/2015	2,699		2,699
5.50%, 06/15/2038	37		42		0.25%, 12/31/2015	3,475		3,475
5.50%, 08/15/2038	300		335		0.25%, 02/29/2016	2,500		2,498
5.50%, 08/15/2038	274		306		0.25%, 04/15/2016	3,626		3,618
5.50%, 09/15/2038	116		130		0.25%, 05/15/2016	4,830		4,816
5.50%, 10/20/2038	90		100		0.38%, 06/15/2015	1,667		1,671
5.50%, 11/15/2038	35		39		0.38%, 06/30/2015	2,000		2,005
5.50%, 12/20/2038	35		40		0.38%, 08/31/2015	4,055		4,065
5.50%, 01/15/2039	92		103		0.38%, 11/15/2015	3,418		3,426
5.50%, 01/15/2039	30		34		0.38%, 01/15/2016	2,505		2,509
5.50%, 01/15/2039	43		48		0.38%, 01/31/2016	2,415		2,419
5.50%, 01/15/2039	9		10		0.38%, 02/15/2016	2,100		2,102
5.50%, 02/15/2039	23		26		0.38%, 03/15/2016	2,670		2,671
5.50%, 02/20/2039	189		211		0.38%, 03/31/2016	2,975		2,976
5.50%, 05/15/2039	9		10		0.38%, 04/30/2016	2,700		2,699
5.50%, 12/15/2039	49		54		0.38%, 05/31/2016	2,900		2,897
5.50%, 01/15/2040	400		447		0.50%, 06/15/2016	4,055		4,060
5.50%, 03/15/2040	185		207		0.50%, 07/31/2017	2,530		2,497
5.50%, 04/15/2040	328		369		0.63%, 07/15/2016	2,200		2,207
5.50%, 06/20/2040	231		260		0.63%, 08/15/2016	2,105		2,110
5.50%, 07/20/2040	51		58		0.63%, 10/15/2016	5,000		5,005
5.50%, 11/15/2040	37		41		0.63%, 11/15/2016	2,165		2,166
5.50%, 12/20/2040	40		45		0.63%, 12/15/2016	4,125		4,123
5.50%, 01/20/2041	611		682		0.63%, 02/15/2017	2,350		2,344
5.50%, 04/20/2041	119		132		0.63%, 05/31/2017	3,340		3,318
5.50%, 10/20/2041	110		122		0.63%, 08/31/2017	2,700		2,670
5.50%, 11/20/2041	118		134		0.63%, 09/30/2017	3,000		2,963
5.50%, 10/20/2042	311		347		0.63%, 11/30/2017	2,831		2,788
5.50%, 11/20/2042	320		357		0.63%, 04/30/2018	2,930		2,861
5.50%, 06/20/2043	348		388		0.75%, 01/15/2017	2,265		2,269
6.00%, 07/15/2032	2		2		0.75%, 03/15/2017	2,500		2,500
6.00%, 12/15/2032	2		2		0.75%, 06/30/2017	2,531		2,521
6.00%, 10/15/2034	42		49		0.75%, 10/31/2017	3,602		3,567
6.00%, 04/15/2035	26		30		0.75%, 12/31/2017	3,459		3,415
6.00%, 04/15/2036	23		27		0.75%, 02/28/2018	1,986		1,955
6.00%, 06/15/2036	49		56		0.75%, 03/31/2018	1,700		1,670
6.00%, 04/15/2037	76		88		0.88%, 09/15/2016	2,080		2,095
6.00%, 05/15/2037	62		69		0.88%, 11/30/2016	2,657		2,674
6.00%, 10/20/2037	107		122		0.88%, 12/31/2016	2,050		2,061
6.00%, 11/20/2037	39		45		0.88%, 01/31/2017	4,450		4,470
6.00%, 01/15/2038	27		31		0.88%, 02/28/2017	1,760		1,766
6.00%, 08/15/2038	26		29		0.88%, 04/15/2017	2,500		2,506
6.00%, 01/15/2039	230		258		0.88%, 04/30/2017	1,744		1,747
6.00%, 09/15/2039	129		145		0.88%, 05/15/2017	1,632		1,634
6.00%, 09/15/2039	84		94		0.88%, 01/31/2018	1,835		1,817
6.00%, 11/15/2039	192		216		0.88%, 07/31/2019	1,184		1,139

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

U.S. Treasury (continued)					U.S. Treasury (continued)
1.00%, 08/31/2016	$3,179		$3,212		2.38%, 07/31/2017	$5,000		$5,220
1.00%, 09/30/2016	2,722		2,748		2.38%, 05/31/2018	1,108		1,155
1.00%, 10/31/2016	484		489		2.38%, 06/30/2018	3,188		3,323
1.00%, 03/31/2017	3,545		3,566		2.38%, 12/31/2020	1,675		1,711
1.00%, 05/31/2018	3,820		3,779		2.50%, 06/30/2017	3,129		3,277
1.00%, 06/30/2019	800		775		2.50%, 08/15/2023	2,922		2,939
1.00%, 08/31/2019	2,000		1,932		2.50%, 05/15/2024	2,000		1,997
1.00%, 09/30/2019	2,000		1,929		2.63%, 02/29/2016	1,800		1,869
1.00%, 11/30/2019	2,500		2,403		2.63%, 04/30/2016	1,105		1,150
1.13%, 05/31/2019	960		938		2.63%, 01/31/2018	1,136		1,195
1.13%, 12/31/2019	2,500		2,415		2.63%, 04/30/2018	1,071		1,127
1.13%, 03/31/2020	1,030		990		2.63%, 08/15/2020	1,890		1,967
1.13%, 04/30/2020	5,500		5,277		2.63%, 11/15/2020	5,717		5,939
1.25%, 08/31/2015	1,591		1,611		2.75%, 11/30/2016	2,506		2,633
1.25%, 09/30/2015	5,815		5,893		2.75%, 05/31/2017	1,900		2,004
1.25%, 10/31/2015	3,596		3,647		2.75%, 12/31/2017	853		901
1.25%, 10/31/2018	1,755		1,741		2.75%, 02/28/2018	1,673		1,768
1.25%, 11/30/2018	3,265		3,235		2.75%, 02/15/2019	1,478		1,560
1.25%, 01/31/2019	2,750		2,719		2.75%, 11/15/2023	5,647		5,788
1.25%, 10/31/2019	1,500		1,465		2.75%, 02/15/2024	5,090		5,206
1.25%, 02/29/2020	5,046		4,893		2.75%, 08/15/2042	2,111		1,888
1.38%, 11/30/2015	2,637		2,680		2.75%, 11/15/2042	3,730		3,330
1.38%, 06/30/2018	1,523		1,526		2.88%, 03/31/2018	722		766
1.38%, 07/31/2018	1,500		1,502		2.88%, 05/15/2043	3,653		3,338
1.38%, 09/30/2018	5,930		5,923		3.00%, 08/31/2016	2,694		2,838
1.38%, 12/31/2018	2,000		1,992		3.00%, 09/30/2016	1,466		1,546
1.38%, 02/28/2019	1,627		1,615		3.00%, 02/28/2017	1,099		1,164
1.38%, 01/31/2020	2,590		2,533		3.00%, 05/15/2042	1,127		1,063
1.38%, 05/31/2020	2,000		1,944		3.13%, 10/31/2016	2,524		2,673
1.50%, 06/30/2016	2,976		3,038		3.13%, 01/31/2017	1,648		1,750
1.50%, 07/31/2016	3,433		3,504		3.13%, 04/30/2017	1,878		2,000
1.50%, 08/31/2018	4,960		4,986		3.13%, 05/15/2019	2,656		2,848
1.50%, 12/31/2018	1,969		1,970		3.13%, 05/15/2021	2,970		3,171
1.50%, 01/31/2019	3,205		3,203		3.13%, 11/15/2041	3,007		2,914
1.50%, 02/28/2019	2,400		2,396		3.13%, 02/15/2042	2,318		2,243
1.50%, 03/31/2019	230		229		3.13%, 02/15/2043	2,220		2,137
1.50%, 05/31/2019	2,975		2,960		3.25%, 05/31/2016	2,500		2,636
1.63%, 03/31/2019	1,850		1,855		3.25%, 06/30/2016	2,330		2,459
1.63%, 04/30/2019	2,250		2,254		3.25%, 07/31/2016	1,724		1,823
1.63%, 11/15/2022	3,000		2,835		3.25%, 12/31/2016	2,474		2,633
1.75%, 07/31/2015	2,053		2,089		3.25%, 03/31/2017	870		929
1.75%, 05/31/2016	1,920		1,969		3.38%, 11/15/2019	3,160		3,434
1.75%, 10/31/2018	1,320		1,339		3.38%, 05/15/2044	1,350		1,359
1.75%, 10/31/2020	2,020		1,991		3.50%, 02/15/2018	3,617		3,918
1.75%, 05/15/2023	4,955		4,693		3.50%, 05/15/2020	2,107		2,303
1.88%, 06/30/2015	3,473		3,532		3.50%, 02/15/2039	1,794		1,872
1.88%, 08/31/2017	1,684		1,732		3.63%, 08/15/2019	2,198		2,413
1.88%, 09/30/2017	984		1,011		3.63%, 02/15/2020	3,436		3,779
1.88%, 10/31/2017	1,484		1,525		3.63%, 02/15/2021	2,815		3,098
1.88%, 06/30/2020	2,000		1,998		3.63%, 08/15/2043	2,850		3,010
2.00%, 01/31/2016	2,104		2,161		3.63%, 02/15/2044	3,100		3,271
2.00%, 04/30/2016	1,610		1,657		3.75%, 11/15/2018	1,460		1,606
2.00%, 07/31/2020	1,124		1,130		3.75%, 08/15/2041	755		820
2.00%, 11/30/2020	2,095		2,094		3.75%, 11/15/2043	4,510		4,871
2.00%, 02/28/2021	4,725		4,706		3.88%, 05/15/2018	1,400		1,540
2.00%, 05/31/2021	1,915		1,901		3.88%, 08/15/2040	1,344		1,491
2.00%, 11/15/2021	5,070		5,007		4.00%, 08/15/2018	1,000		1,108
2.00%, 02/15/2022	1,133		1,115		4.25%, 08/15/2015	2,766		2,893
2.00%, 02/15/2023	4,852		4,711		4.25%, 11/15/2017	4,733		5,236
2.13%, 12/31/2015	3,825		3,931		4.25%, 05/15/2039	1,459		1,713
2.13%, 02/29/2016	1,420		1,463		4.25%, 11/15/2040	1,446		1,703
2.13%, 08/31/2020	1,815		1,834		4.38%, 11/15/2039	1,727		2,068
2.13%, 01/31/2021	2,190		2,201		4.38%, 05/15/2040	1,774		2,127
2.13%, 08/15/2021	3,350		3,348		4.50%, 11/15/2015	1,289		1,365
2.25%, 03/31/2016	2,000		2,066		4.50%, 02/15/2016	2,000		2,136
2.25%, 11/30/2017	1,994		2,073		4.50%, 05/15/2017	1,250		1,380
2.25%, 03/31/2021	2,300		2,325		4.50%, 02/15/2036	3,442		4,180
2.25%, 04/30/2021	2,400		2,424		4.50%, 08/15/2039	963		1,174
2.38%, 03/31/2016	4,050		4,194		4.63%, 11/15/2016	2,483		2,718

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2014 (unaudited)

					Portfolio Summary (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				Sector	Percent
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	Government	41 .68%
					Mortgage Securities	30 .81%
U.S. Treasury (continued)					Exchange Traded Funds	12 .56%
4.63%, 02/15/2017	$900		$992		Financial	8.61%
4.63%, 02/15/2040	1,930		2,400		Consumer, Non-cyclical	3.56%
4.75%, 08/15/2017	2,704		3,022		Energy	3.00%
4.75%, 02/15/2037	760		955		Communications	2.76%
4.75%, 02/15/2041	888		1,128		Utilities	1.88%
4.88%, 08/15/2016	950		1,038		Industrial	1.69%
5.13%, 05/15/2016	1,240		1,349		Consumer, Cyclical	1.22%
5.25%, 11/15/2028	2,210		2,831		Basic Materials	1.22%
5.38%, 02/15/2031	2,170		2,849		Technology	1.07%
5.50%, 08/15/2028	750		981		Revenue Bonds	0.50%
6.00%, 02/15/2026	595		795		General Obligation Unlimited	0.37%
6.13%, 11/15/2027	767		1,053		Asset Backed Securities	0.35%
6.13%, 08/15/2029	228		318		Insured	0.03%
6.38%, 08/15/2027	7		10		General Obligation Limited	0.01%
6.50%, 11/15/2026	398		558		Investments Sold Short	(0.04)%
6.75%, 08/15/2026	500		712		Liabilities in Excess of Other Assets, Net	(11.28)%
7.25%, 05/15/2016	700		789		TOTAL NET ASSETS	100.00%
7.50%, 11/15/2016	250		291
7.88%, 02/15/2021	129		176
8.00%, 11/15/2021	1,864		2,611
8.75%, 05/15/2017	1,053		1,290
8.88%, 08/15/2017	2,000		2,489
9.13%, 05/15/2018	300		390
9.25%, 02/15/2016	465		532
9.88%, 11/15/2015	3,064		3,470
10.63%, 08/15/2015	153		172
			$529,951
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS			$972,029
Total Investments			$1,702,270
Liabilities in Excess of Other Assets, Net - (11.32)%			$(173,164)
TOTAL NET ASSETS - 100.00%			$1,529,106

(a)	Variable Rate. Rate shown is in effect at June 30, 2014.
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $625 or 0.04% of net assets.
(c)	Non-Income Producing Security
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $2,444 or 0.16% of net assets.
(e)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(f)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.

			Short Sales Outstanding

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (0.04)%	Amount (000's)	Value	(000	's)
Federal Home Loan Mortgage Corporation (FHLMC) -
(0.04)%
4.50%, 07/01/2026	$600		$636

Federal National Mortgage Association (FNMA) - 0.00%
4.50%, 07/01/2026	25		27

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY			$663
OBLIGATIONS (proceeds $663)
TOTAL SHORT SALES (proceeds $663)			$663

See accompanying notes.

Schedule of Investments
Diversified Balanced Account
June 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.99%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 14.98%
International Equity Index Fund (a)	6,045,096	$66,194
MidCap S&P 400 Index Fund (a)	1,897,662	38,238
SmallCap S&P 600 Index Fund (a)	1,505,683	38,274
		$142,706
Principal Variable Contracts Funds, Inc. Class 1 - 85.01%
Bond Market Index Account (a)	46,565,451	477,762
LargeCap S&P 500 Index Account (a)	23,216,002	332,221
		$809,983
TOTAL INVESTMENT COMPANIES		$952,689
Total Investments		$952,689
Other Assets in Excess of Liabilities, Net - 0.01%		$96
TOTAL NET ASSETS - 100.00%		$952,785

(a) Affiliated Security

Portfolio Summary (unaudited)

Fund Type		Percent
Fixed Income Funds		50 .14%
Domestic Equity Funds		42 .90%
International Equity Funds		6.95%
Other Assets in Excess of Liabilities, Net		0.01%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Diversified Balanced Account
June 30, 2014 (unaudited)

	December 31,	December 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	June 30, 2014 June 30, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	43,143,959	$433,139	4,686,647	$47,394	1,265,155	$12,692	46,565,451	$467,841
International Equity Index Fund	5,818,109	57,331	620,749	6,490	393,762	4,179	6,045,096	59,646
LargeCap S&P 500 Index Account	22,615,659	211,264	1,924,887	25,922	1,324,544	18,229	23,216,002	219,147
MidCap S&P 400 Index Fund	1,840,036	25,883	181,277	3,458	123,651	2,403	1,897,662	26,968
SmallCap S&P 600 Index Fund	1,391,882	22,092	216,979	5,276	103,178	2,570	1,505,683	24,819

		$749,709		$88,540		$40,073		$798,421

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Account		$—			$—			$—
International Equity Index Fund		—			4			—
LargeCap S&P 500 Index Account		—			190			—
MidCap S&P 400 Index Fund		—			30			—
SmallCap S&P 600 Index Fund		—			21			—
		$—			$245			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified Balanced Managed Volatility Account
June 30, 2014 (unaudited)

INVESTMENT COMPANIES - 98.37%	Shares Held	Value	(000	's)
Principal Funds, Inc. Institutional Class - 14.74%
International Equity Index Fund (a)	237,025		$2,595
MidCap S&P 400 Index Fund (a)	74,403		1,499
SmallCap S&P 600 Index Fund (a)	59,035		1,501
			$5,595

Principal Variable Contracts Funds, Inc. Class 1 - 83.63%
Bond Market Index Account (a)	1,825,467		18,730
LargeCap S&P 500 Managed Volatility Index	1,181,770		13,023
Account (a)
			$31,753
TOTAL INVESTMENT COMPANIES			$37,348
Total Investments			$37,348
Other Assets in Excess of Liabilities, Net - 1.63%			$620
TOTAL NET ASSETS - 100.00%			$37,968

(a) Affiliated Security

Portfolio Summary (unaudited)

Fund Type			Percent
Fixed Income Funds			49 .33%
Domestic Equity Funds			42 .20%
International Equity Funds			6.84%
Other Assets in Excess of Liabilities, Net			1.63%
TOTAL NET ASSETS			100.00%

See accompanying notes.

Schedule of Investments
Diversified Balanced Managed Volatility Account
June 30, 2014 (unaudited)

	December 31,	December 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales		Sales	June 30, 2014 June 30, 2014
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Account	35,439	$351	1,817,254	$18,349	27,226		$273	1,825,467	$18,427
International Equity Index Fund	4,770	54	242,127	2,550	9,872		105	237,025	2,499
LargeCap S&P 500 Managed	23,709	244	1,196,265	12,604	38,204		412	1,181,770	12,437
Volatility Index Account
MidCap S&P 400 Index Fund	1,510	28	76,332	1,456	3,439		67	74,403	1,417
SmallCap S&P 600 Index Fund	1,142	28	61,026	1,490	3,133		79	59,035	1,439

		$705		$36,449			$936		$36,219

	Income			Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions

Bond Market Index Account		$—			$—	$			—
International Equity Index Fund		—			—				—
LargeCap S&P 500 Managed Volatility
Index Account		—			1				—
MidCap S&P 400 Index Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$1	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified Growth Account
June 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.92%	Shares Held	Value	(000	's)
Principal Funds, Inc. Institutional Class - 19.97%
International Equity Index Fund (a)	23,616,216		$258,598
MidCap S&P 400 Index Fund (a)	6,486,852		130,710
SmallCap S&P 600 Index Fund (a)	5,146,951		130,835
			$520,143
Principal Variable Contracts Funds, Inc. Class 1 - 79.95%
Bond Market Index Account (a)	89,133,949		914,514
LargeCap S&P 500 Index Account (a)	81,627,277		1,168,088
			$2,082,602
TOTAL INVESTMENT COMPANIES			$2,602,745
Total Investments			$2,602,745
Other Assets in Excess of Liabilities, Net - 0.08%			$1,958
TOTAL NET ASSETS - 100.00%			$2,604,703

(a) Affiliated Security

Portfolio Summary (unaudited)

Fund Type			Percent
Domestic Equity Funds			54 .88%
Fixed Income Funds			35 .11%
International Equity Funds			9.93%
Other Assets in Excess of Liabilities, Net			0.08%
TOTAL NET ASSETS			100.00%

See accompanying notes.

Schedule of Investments
Diversified Growth Account
June 30, 2014 (unaudited)

	December 31,	December 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	June 30, 2014 June 30, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	77,476,746	$776,428	13,463,667	$136,078	1,806,464	$18,070	89,133,949	$894,436
International Equity Index Fund	21,320,931	216,648	3,327,940	34,839	1,032,655	10,949	23,616,216	240,537
LargeCap S&P 500 Index Account	74,590,076	736,822	9,914,305	133,619	2,877,104	39,688	81,627,277	830,857
MidCap S&P 400 Index Fund	5,900,146	87,287	871,055	16,587	284,349	5,544	6,486,852	98,373
SmallCap S&P 600 Index Fund	4,463,204	76,234	945,844	22,992	262,097	6,543	5,146,951	92,696

		$1,893,419		$344,115		$80,794		$2,156,899

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Account		$—			$—			$—
International Equity Index Fund		—			(1)			—
LargeCap S&P 500 Index Account		—			104			—
MidCap S&P 400 Index Fund		—			43			—
SmallCap S&P 600 Index Fund		—			13			—
		$—			$159			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified Growth Managed Volatility Account
June 30, 2014 (unaudited)

INVESTMENT COMPANIES - 98.10%	Shares Held	Value	(000	's)
Principal Funds, Inc. Institutional Class - 19.61%
International Equity Index Fund (a)	679,490		$7,440
MidCap S&P 400 Index Fund (a)	186,633		3,761
SmallCap S&P 600 Index Fund (a)	148,083		3,764
			$14,965

Principal Variable Contracts Funds, Inc. Class 1 - 78.49%
Bond Market Index Account (a)	2,564,256		26,309
LargeCap S&P 500 Managed Volatility Index	3,049,037		33,601
Account (a)
			$59,910
TOTAL INVESTMENT COMPANIES			$74,875
Total Investments			$74,875
Other Assets in Excess of Liabilities, Net - 1.90%			$1,450
TOTAL NET ASSETS - 100.00%			$76,325

(a) Affiliated Security

Portfolio Summary (unaudited)

Fund Type			Percent
Domestic Equity Funds			53 .88%
Fixed Income Funds			34 .47%
International Equity Funds			9.75%
Other Assets in Excess of Liabilities, Net			1.90%
TOTAL NET ASSETS			100.00%

See accompanying notes.

Schedule of Investments
Diversified Growth Managed Volatility Account
June 30, 2014 (unaudited)

	December 31,	December 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales		Sales	June 30, 2014 June 30, 2014
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Account	119,488	$1,182	2,466,359	$24,914	21,591		$219	2,564,256	$25,877
International Equity Index Fund	32,765	363	664,700	7,008	17,975		192	679,490	7,179
LargeCap S&P 500 Managed	146,514	1,505	2,958,895	31,225	56,372		609	3,049,037	32,121
Volatility Index Account
MidCap S&P 400 Index Fund	9,076	170	183,416	3,504	5,859		115	186,633	3,559
SmallCap S&P 600 Index Fund	6,867	169	146,897	3,592	5,681		142	148,083	3,619

		$3,389		$70,243			$1,277		$72,355

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Account		$—			$—	$			—
International Equity Index Fund		—			—				—
LargeCap S&P 500 Managed Volatility
Index Account		—			—				—
MidCap S&P 400 Index Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$—	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified Income Account
June 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.73%	Shares Held	Value	(000	's)
Principal Funds, Inc. Institutional Class - 9.96%
International Equity Index Fund (a)	494,675		$5,416
MidCap S&P 400 Index Fund (a)	203,814		4,107
SmallCap S&P 600 Index Fund (a)	161,713		4,111
			$13,634
Principal Variable Contracts Funds, Inc. Class 1 - 89.77%
Bond Market Index Account (a)	8,669,464		88,949
LargeCap S&P 500 Index Account (a)	2,374,752		33,983
			$122,932
TOTAL INVESTMENT COMPANIES			$136,566
Total Investments			$136,566
Other Assets in Excess of Liabilities, Net - 0.27%			$374
TOTAL NET ASSETS - 100.00%			$136,940

(a) Affiliated Security

Portfolio Summary (unaudited)

Fund Type			Percent
Fixed Income Funds			64 .95%
Domestic Equity Funds			30 .82%
International Equity Funds			3.96%
Other Assets in Excess of Liabilities, Net			0.27%
TOTAL NET ASSETS			100.00%

See accompanying notes.

Schedule of Investments
Diversified Income Account
June 30, 2014 (unaudited)

	December 31,	December 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	June 30, 2014 June 30, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	7,349,043	$74,333	2,095,769	$21,189	775,348	$7,794	8,669,464	$87,727
International Equity Index Fund	435,580	4,506	128,982	1,355	69,887	736	494,675	5,125
LargeCap S&P 500 Index Account	2,116,571	22,935	582,415	7,868	324,234	4,415	2,374,752	26,413
MidCap S&P 400 Index Fund	180,818	2,850	52,071	990	29,075	560	203,814	3,284
SmallCap S&P 600 Index Fund	136,782	2,594	48,005	1,165	23,074	571	161,713	3,192

		$107,218		$32,567		$14,076		$125,741

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Account		$—			$(1)			$—
International Equity Index Fund		—			—			—
LargeCap S&P 500 Index Account		—			25			—
MidCap S&P 400 Index Fund		—			4			—
SmallCap S&P 600 Index Fund		—			4			—
		$—			$32			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified International Account
June 30, 2014 (unaudited)

COMMON STOCKS - 98.85%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.68%					Banks (continued)
JCDecaux SA	29,055		$1,085		Svenska Handelsbanken AB	63,830		$3,121
Teleperformance	2,682		164		Swedbank AB	81,230		2,152
WPP PLC	99,487		2,168		Toronto-Dominion Bank/The	86,800		4,468
			$3,417					$67,575

Aerospace & Defense - 1.42%					Beverages - 2.12%
Airbus Group NV	34,794		2,333		AMBEV SA ADR	323,081		2,275
Safran SA	51,556		3,375		Anheuser-Busch InBev NV	50,857		5,843
Thales SA	24,160		1,461		Asahi Group Holdings Ltd	52,600		1,652
			$7,169		Britvic PLC	73,908		920

Agriculture - 2.03%								$10,690
British American Tobacco PLC	88,144		5,245		Biotechnology - 0.37%
Japan Tobacco Inc	137,700		5,021		CSL Ltd	29,648		1,861
			$10,266

Airlines - 0.84%					Building Materials - 0.43%
easyJet PLC	113,766		2,657		Buzzi Unicem SpA	10,586		178
Ryanair Holdings PLC ADR(a)	28,045		1,565		CSR Ltd	316,353		1,041
			$4,222		Kingspan Group PLC	56,197		948

Automobile Manufacturers - 2.27%								$2,167
Daimler AG	52,135		4,870		Chemicals - 2.86%
Fuji Heavy Industries Ltd	51,300		1,423		BASF SE	35,377		4,115
Toyota Motor Corp	86,300		5,167		DIC Corp	32,900		88
			$11,460		Essentra PLC	12,198		159
					Givaudan SA (a),(c)	1,117		1,861
Automobile Parts & Equipment - 2.86%					Johnson Matthey PLC	35,575		1,887
Brembo SpA	4,348		159		Nippon Soda Co Ltd	15,000		80
Bridgestone Corp	55,900		1,958		Sasol Ltd	60,640		3,602
Continental AG	13,942		3,224		Yara International ASA	53,099		2,660
Exedy Corp	6,300		187					$14,452
Georg Fischer AG (a)	1,940		1,388
Kenda Rubber Industrial Co Ltd	38,560		83		Commercial Services - 1.94%
Magna International Inc	19,500		2,099		Ashtead Group PLC	89,002		1,332
Norma Group SE	3,368		186		Cielo SA	63,100		1,301
Plastic Omnium SA	4,693		147		Cramo OYJ	7,996		194
Stanley Electric Co Ltd	55,200		1,440		G8 Education Ltd	53,156		231
Toyo Tire & Rubber Co Ltd	13,071		222		Kroton Educacional SA	104,100		2,925
Valeo SA	24,922		3,344		Loomis AB	6,286		193
			$14,437		Stantec Inc	20,401		1,263
					TAL Education Group ADR(a)	43,346		1,192
Banks - 13.38%					WuXi PharmaTech Cayman Inc ADR(a)	36,321		1,194
Alpha Bank AE (a)	1,661,366		1,545
								$9,825
Australia & New Zealand Banking Group Ltd	54,240		1,706
Axis Bank Ltd (b)	46,842		1,513		Computers - 0.58%
Banca Generali SpA	7,048		194		Cap Gemini SA	22,743		1,623
Banca Popolare di Milano Scarl (a)	196,775		176		Gigabyte Technology Co Ltd	151,000		242
Bangkok Bank PCL	169,100		1,008		Ingenico	12,412		1,079
Bank of China Ltd	3,997,200		1,790					$2,944
Bank of Georgia Holdings PLC	24,105		969
BNP Paribas SA	44,477		3,023		Distribution & Wholesale - 0.68%
Credito Emiliano SpA	19,721		176		DCC PLC	4,343		266
Danske Bank A/S	68,916		1,948		Mitsui & Co Ltd	198,000		3,174
DBS Group Holdings Ltd	162,000		2,179					$3,440
DNB ASA	214,861		3,926		Diversified Financial Services - 2.29%
Home Capital Group Inc	4,600		206		Century Tokyo Leasing Corp	6,480		219
ICICI Bank Ltd ADR	52,963		2,643		Daiwa Securities Group Inc	395,000		3,422
Indian Bank	65,739		201		Manappuram Finance Ltd	420,186		164
KBC Groep NV (a)	25,347		1,379		Mega Financial Holding Co Ltd	2,003,663		1,667
King's Town Bank	171,000		165		ORIX Corp	256,180		4,248
Liberbank SA (a)	240,217		230		Paragon Group of Cos PLC/The	177,046		1,066
Lloyds Banking Group PLC (a)	2,792,357		3,549		Tokai Tokyo Financial Holdings Inc	101,600		791
Malayan Banking Bhd	618,600		1,894					$11,577
Mitsubishi UFJ Financial Group Inc	546,400		3,354
National Australia Bank Ltd	92,782		2,868		Electric - 2.18%
National Bank of Greece SA (a)	279,832		1,018		Enel SpA	545,603		3,174
Natixis	318,232		2,042		Iberdrola SA	320,532		2,452
Nordea Bank AB	286,281		4,036		Iren SpA	86,510		133
Royal Bank of Canada	61,005		4,361		Korea Electric Power Corp	55,280		2,035
Skandinaviska Enskilda Banken AB	312,938		4,177		Tenaga Nasional BHD	853,300		3,242
Sumitomo Mitsui Financial Group Inc	107,300		4,502					$11,036
Sumitomo Mitsui Trust Holdings Inc	231,019		1,056

See accompanying notes.

Schedule of Investments
Diversified International Account
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Electrical Components & Equipment - 0.91%					Home Builders (continued)
Delta Electronics Inc	217,000		$1,580		Taylor Wimpey PLC	1,421,496		$2,771
Hitachi Ltd	412,261		3,022					$7,320

			$4,602		Home Furnishings - 0.27%
Electronics - 1.72%					Howden Joinery Group PLC	22,822		121
Enplas Corp	2,400		175		Steinhoff International Holdings Ltd	226,930		1,265
Hon Hai Precision Industry Co Ltd	847,000		2,840					$1,386
Hoya Corp	60,000		1,995
Japan Aviation Electronics Industry Ltd	11,600		250		Insurance - 5.97%
Kuroda Electric Co Ltd	8,000		123		Aegon NV	273,479		2,386
Merry Electronics Co Ltd	201,000		1,074		Allianz SE	17,890		2,986
Minebea Co Ltd	24,082		271		BB Seguridade Participacoes SA	83,500		1,220
Omron Corp	43,800		1,847		Beazley PLC	36,602		158
Siix Corp	5,500		98		Challenger Ltd/Australia	38,132		268
			$8,673		Hannover Rueck SE	40,918		3,685
					Legal & General Group PLC	742,114		2,859
Engineering & Construction - 1.41%					Manulife Financial Corp	111,000		2,206
Bilfinger SE	9,450		1,076		MS&AD Insurance Group Holdings Inc	26,700		645
Keller Group PLC	6,154		97		Porto Seguro SA	53,889		770
Kyowa Exeo Corp	12,600		179		Prudential PLC	211,563		4,847
Promotora y Operadora de Infraestructura SAB	75,600		1,009		Sampo	85,632		4,329
de CV (a)					Sanlam Ltd	241,258		1,401
Skanska AB	68,473		1,563		SCOR SE	5,208		179
Vinci SA	43,107		3,223		Tokio Marine Holdings Inc	67,900		2,235
			$7,147					$30,174

Entertainment - 0.33%					Internet - 0.85%
OPAP SA	95,124		1,691		Optimal Payments PLC (a)	34,652		237
					Tencent Holdings Ltd	184,500		2,807
					Vipshop Holdings Ltd ADR (a)	6,542		1,228
Food - 2.80%
Aryzta AG (a)	18,115		1,716					$4,272
Associated British Foods PLC	44,520		2,322		Iron & Steel - 0.13%
Cia Brasileira de Distribuicao ADR	6,970		323		APERAM (a)	7,931		268
GFPT PCL (b)	482,200		190		BlueScope Steel Ltd (a)	44,442		227
Greencore Group PLC	247,972		1,126		Nisshin Steel Co Ltd	12,100		160
Gruma SAB de CV (a)	117,300		1,404					$655
Nestle SA	62,052		4,808
Sao Martinho SA	6,957		122		Lodging - 0.31%
Saputo Inc	27,800		1,666		MGM China Holdings Ltd	459,200		1,593
X5 Retail Group NV (a)	21,363		461
			$14,138		Machinery - Construction & Mining - 0.74%
Forest Products & Paper - 1.29%					Mitsubishi Electric Corp	304,000		3,755
DS Smith PLC	275,121		1,303
Interfor Corp (a)	14,500		202		Machinery - Diversified - 0.07%
Mondi PLC	99,019		1,798		Bucher Industries AG	536		184
Smurfit Kappa Group PLC	48,380		1,107		Ebara Corp	29,500		186
Stora Enso OYJ	195,677		1,902					$370
West Fraser Timber Co Ltd	4,720		229
			$6,541		Media - 1.15%
					Grupo Televisa SAB ADR	63,755		2,187
Gas - 0.67%					ITV PLC	1,186,394		3,616
Gas Natural SDG SA	73,092		2,309					$5,803
Keyera Corp	14,700		1,083
			$3,392		Metal Fabrication & Hardware - 0.32%
					Catcher Technology Co Ltd	173,000		1,614
Healthcare - Products - 0.99%
Coloplast A/S	53,937		4,881
Fisher & Paykel Healthcare Corp Ltd	27,998		116		Mining - 1.29%
			$4,997		BHP Billiton Ltd	111,394		3,799
					BHP Billiton PLC	81,214		2,640
Healthcare - Services - 0.46%					Copper Mountain Mining Corp (a)	41,585		96
Eurofins Scientific SE	417		128					$6,535
Ramsay Health Care Ltd	50,580		2,173
			$2,301		Miscellaneous Manufacturing - 0.97%
					IMI PLC	63,355		1,611
Holding Companies - Diversified - 0.29%					Largan Precision Co Ltd	41,000		3,271
Wharf Holdings Ltd	201,000		1,447		Singamas Container Holdings Ltd	6,000		1
								$4,883

Home Builders - 1.45%					Office & Business Equipment - 0.41%
Barratt Developments PLC	347,430		2,220		Seiko Epson Corp	49,000		2,085
Persimmon PLC (a)	106,950		2,329

See accompanying notes.

Schedule of Investments
Diversified International Account
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas - 7.95%					Semiconductors (continued)
Afren PLC (a)	356,374		$883		Everlight Electronics Co Ltd	461,000		$1,189
Bankers Petroleum Ltd (a)	33,700		215		King Yuan Electronics Co Ltd	244,494		230
Beach Energy Ltd	485,313		768		MediaTek Inc	98,000		1,658
Bellatrix Exploration Ltd (a)	24,605		214		Samsung Electronics Co Ltd	1,724		2,251
Canadian Natural Resources Ltd	130,700		6,006		SK Hynix Inc (a)	58,450		2,806
Husky Energy Inc	69,100		2,232		Taiwan Semiconductor Manufacturing Co Ltd	877,140		3,712
Lukoil OAO ADR	30,829		1,836		Tong Hsing Electronic Industries Ltd	41,000		221
PetroChina Co Ltd	1,730,000		2,176					$17,097
Peyto Exploration & Development Corp	25,939		980
RMP Energy Inc (a)	28,565		253		Shipbuilding - 0.03%
Royal Dutch Shell PLC - A Shares	36,022		1,488		Mitsui Engineering & Shipbuilding Co Ltd	71,000		159
Royal Dutch Shell PLC - B Shares	130,422		5,668
SK Holdings Co Ltd	5,664		1,022		Software - 1.18%
Statoil ASA	130,621		4,015		Constellation Software Inc/Canada	811		207
Suncor Energy Inc	114,000		4,861		HCL Technologies Ltd	110,378		2,754
Total SA	81,060		5,865		Nihon Unisys Ltd	14,700		126
Vermilion Energy Inc	24,330		1,693		Tech Mahindra Ltd	35,294		1,263
			$40,175		UBISOFT Entertainment (a)	86,477		1,592

Packaging & Containers - 0.23%								$5,942
Rexam PLC (a)	125,681		1,150		Telecommunications - 5.71%
					BT Group PLC	793,841		5,216
					FIH Mobile Ltd (a)	160,000		102
Pharmaceuticals - 8.12%
Actelion Ltd (a)	8,297		1,050		Freenet AG	41,175		1,308
Aurobindo Pharma Ltd	23,056		285		GN Store Nord A/S	6,916		198
Bayer AG	34,642		4,887		Hellenic Telecommunications Organization	87,811		1,297
BTG PLC (a)	98,627		1,068		SA (a)
Grifols SA	45,887		2,507		KDDI Corp	82,200		5,015
Nippon Shinyaku Co Ltd	9,300		271		Nippon Telegraph & Telephone Corp	77,900		4,855
Novartis AG	81,663		7,395		Orange SA	134,980		2,136
Novo Nordisk A/S	133,639		6,168		PCCW Ltd	224,000		134
Recordati SpA	11,738		197		SK Telecom Co Ltd	9,426		2,203
Roche Holding AG	33,803		10,072		SoftBank Corp	46,700		3,480
Shire PLC	90,879		7,129		Telekom Malaysia Bhd	598,300		1,183
			$41,029		TELUS Corp	45,600		1,700
								$28,827
Real Estate - 2.76%
Brookfield Asset Management Inc	126,142		5,558		Transportation - 2.90%
CA Immobilien Anlagen AG (a)	8,663		164		AP Moeller - Maersk A/S - B shares	1,103		2,742
Cheung Kong Holdings Ltd	173,000		3,069		Canadian National Railway Co	77,276		5,026
China South City Holdings Ltd	434,368		228		Canadian Pacific Railway Ltd	18,600		3,370
K Wah International Holdings Ltd	302,000		211		Deutsche Post AG	53,463		1,930
Mitsui Fudosan Co Ltd	107,000		3,611		Seino Holdings Co Ltd	116,000		1,318
REA Group Ltd	27,571		1,111		Sinotrans Ltd	382,800		248
			$13,952					$14,634

REITS - 0.57%					Water - 0.33%
Daiwa Office Investment Corp	43		205		Suez Environnement Co	86,202		1,649
Japan Hotel REIT Investment Corp	469		247
Mirvac Group	1,000,427		1,683		TOTAL COMMON STOCKS			$499,408
RioCan Real Estate Investment Trust	29,482		755		INVESTMENT COMPANIES - 0.04%	Shares Held	Value	(000	's)
			$2,890		Publicly Traded Investment Fund - 0.04%
Retail - 3.96%					BlackRock Liquidity Funds FedFund Portfolio	192,723		193
Alimentation Couche Tard Inc	166,752		4,568
ANTA Sports Products Ltd	108,000		172		TOTAL INVESTMENT COMPANIES			$193
Cie Financiere Richemont SA	21,143		2,216		PREFERRED STOCKS - 0.47%	Shares Held	Value	(000	's)
Dollarama Inc	44,600		3,672		Food - 0.43%
E-Mart Co Ltd	4,581		1,051		Cia Brasileira de Distribuicao	46,300		2,158
Jumbo SA (a)	54,596		893
Man Wah Holdings Ltd	120,939		193
Next PLC	21,248		2,352		Machinery - Diversified - 0.04%
Pandora A/S	34,575		2,653		Jungheinrich AG	2,750		194
Poundland Group PLC (a)	186,795		1,008
Travis Perkins PLC	35,863		1,004		TOTAL PREFERRED STOCKS			$2,352
Tsuruha Holdings Inc	3,800		210		Total Investments			$501,953
			$19,992		Other Assets in Excess of Liabilities, Net - 0.64%			$3,254

Semiconductors - 3.38%					TOTAL NET ASSETS - 100.00%			$505,207
ams AG	7,536		1,251
ARM Holdings PLC	177,010		2,662		(a) Non-Income Producing Security
Dialog Semiconductor PLC (a)	32,288		1,117

See accompanying notes.

Schedule of Investments
Diversified International Account
June 30, 2014 (unaudited)

(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $1,703 or 0.34% of net assets.
(c)	Security is Illiquid

Portfolio Summary (unaudited)

Country	Percent
Japan	14 .73%
United Kingdom	12 .45%
Canada	11 .71%
France	6.79%
Switzerland	6.06%
Germany	5.86%
Taiwan, Province Of China	3.85%
Denmark	3.68%
Australia	3.51%
Sweden	3.03%
Ireland	2.43%
Korea, Republic Of	2.26%
Brazil	2.20%
China	2.15%
Norway	2.11%
Netherlands	1.89%
India	1.75%
Spain	1.49%
Belgium	1.43%
Greece	1.28%
Finland	1.28%
Malaysia	1.25%
South Africa	1.24%
Hong Kong	1.06%
Mexico	0.91%
Italy	0.87%
Russian Federation	0.45%
Singapore	0.43%
Macao	0.31%
Austria	0.28%
Thailand	0.24%
Georgia	0.19%
Luxembourg	0.08%
Isle of Man	0.05%
United States	0.04%
New Zealand	0.02%
Other Assets in Excess of Liabilities, Net	0.64%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Equity Income Account
June 30, 2014 (unaudited)

COMMON STOCKS - 98.32%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 2.17%					Healthcare - Products - 1.77%
Lockheed Martin Corp	47,477		$7,631		Becton Dickinson and Co	40,926		$4,841
Raytheon Co	74,988		6,918		Medtronic Inc	110,443		7,042
			$14,549					$11,883

Apparel - 1.25%					Insurance - 7.72%
VF Corp	133,103		8,385		ACE Ltd	128,427		13,318
					Allstate Corp/The	121,902		7,158

Automobile Manufacturers - 0.88%					Chubb Corp/The	44,473		4,099
					Fidelity National Financial Inc	311,469		10,204
PACCAR Inc	93,787		5,893		MetLife Inc	267,589		14,867
					Swiss Re AG ADR	25,001		2,227
Automobile Parts & Equipment - 2.04%								$51,873
Autoliv Inc	59,707		6,364
Johnson Controls Inc	146,410		7,310		Machinery - Diversified - 2.06%
			$13,674		Deere & Co	152,904		13,845

Banks - 8.81%					Media - 0.41%
Australia & New Zealand Banking Group Ltd	52,266		1,644		Walt Disney Co/The	32,293		2,769
ADR
Bank of Nova Scotia	98,710		6,574
Grupo Financiero Santander Mexico SAB de	181,364		2,409		Mining - 0.90%
CV ADR					BHP Billiton Ltd ADR	87,888		6,016
JP Morgan Chase & Co	220,990		12,733
M&T Bank Corp	45,670		5,665
PNC Financial Services Group Inc/The	125,260		11,154		Miscellaneous Manufacturing - 1.59%
					3M Co	23,469		3,362
US Bancorp/MN	207,562		8,992		Parker Hannifin Corp	58,352		7,336
Wells Fargo & Co	190,850		10,031
			$59,202					$10,698
					Oil & Gas - 12.92%
Beverages - 0.70%					Chevron Corp	74,231		9,691
Coca-Cola Co/The	111,211		4,711		Crescent Point Energy Corp	195,265		8,654
					Exxon Mobil Corp	98,612		9,928
Chemicals - 1.09%					Marathon Oil Corp	162,717		6,496
Air Products & Chemicals Inc	22,284		2,866		Marathon Petroleum Corp	139,412		10,884
EI du Pont de Nemours & Co	68,348		4,473		Occidental Petroleum Corp	126,334		12,966
			$7,339		Penn West Petroleum Ltd	723,766		7,064
					Royal Dutch Shell PLC - B shares ADR	162,620		14,149
Computers - 3.49%					Total SA ADR	96,127		6,940
Apple Inc	149,289		13,874					$86,772
EMC Corp/MA	282,016		7,428
International Business Machines Corp	11,900		2,157		Pharmaceuticals - 12.64%
			$23,459		Abbott Laboratories	227,706		9,313
					AbbVie Inc	155,531		8,778
Distribution & Wholesale - 0.95%					GlaxoSmithKline PLC ADR	146,806		7,851
Genuine Parts Co	72,347		6,352		Johnson & Johnson	64,422		6,740
					Merck & Co Inc	245,310		14,191
Diversified Financial Services - 3.56%					Novartis AG ADR	93,276		8,444
BlackRock Inc	40,874		13,063		Pfizer Inc	389,735		11,568
Discover Financial Services	174,963		10,844		Roche Holding AG ADR	242,456		9,044
			$23,907		Teva Pharmaceutical Industries Ltd ADR	171,267		8,978
								$84,907
Electric - 3.42%
NextEra Energy Inc	72,757		7,456		Pipelines - 3.71%
Northeast Utilities	113,551		5,367		Enterprise Products Partners LP	127,324		9,968
Wisconsin Energy Corp	90,962		4,268		Kinder Morgan Energy Partners LP	79,448		6,532
Xcel Energy Inc	182,463		5,881		Kinder Morgan Inc/DE	232,298		8,423
			$22,972					$24,923

Electrical Components & Equipment - 0.40%					Private Equity - 1.32%
Emerson Electric Co	40,057		2,658		KKR & Co LP	363,047		8,833

Electronics - 0.67%					REITS - 4.88%
Honeywell International Inc	48,068		4,468		American Capital Agency Corp	371,227		8,690
					Annaly Capital Management Inc	879,225		10,050
					Digital Realty Trust Inc	241,189		14,066
Food - 2.97%								$32,806
Kraft Foods Group Inc	114,206		6,847
Kroger Co/The	264,743		13,086		Retail - 2.16%
			$19,933		Costco Wholesale Corp	21,788		2,509
					McDonald's Corp	57,525		5,795
Gas - 1.05%					Tiffany & Co	61,804		6,196
Sempra Energy	67,603		7,079					$14,500

See accompanying notes.

			Schedule of Investments
			Equity Income Account
			June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Semiconductors - 4.17%
Applied Materials Inc	335,725		$7,571
Maxim Integrated Products Inc	193,847		6,554
Microchip Technology Inc	171,589		8,375
Taiwan Semiconductor Manufacturing Co Ltd	258,320		5,525
ADR
			$28,025

Software - 1.17%
Microsoft Corp	189,007		7,882

Telecommunications - 2.05%
BCE Inc	188,558		8,553
Verizon Communications Inc	77,224		3,779
Vodafone Group PLC ADR	42,647		1,424
			$13,756

Toys, Games & Hobbies - 2.70%
Hasbro Inc	185,026		9,816
Mattel Inc	214,024		8,340
			$18,156

Transportation - 2.70%
Norfolk Southern Corp	58,558		6,033
Union Pacific Corp	56,058		5,592
United Parcel Service Inc	63,552		6,524
			$18,149
TOTAL COMMON STOCKS			$660,374
INVESTMENT COMPANIES - 1.95%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 1.95%
BlackRock Liquidity Funds FedFund Portfolio	13,122,752		13,123

TOTAL INVESTMENT COMPANIES			$13,123
Total Investments			$673,497
Liabilities in Excess of Other Assets, Net - (0.27)%			$(1,802)
TOTAL NET ASSETS - 100.00%			$671,695

Portfolio Summary (unaudited)
Sector			Percent
Financial			26 .29%
Consumer, Non-cyclical			18 .08%
Energy			16 .63%
Consumer, Cyclical			9.98%
Industrial			9.59%
Technology			8.83%
Utilities			4.47%
Communications			2.46%
Basic Materials			1.99%
Exchange Traded Funds			1.95%
Liabilities in Excess of Other Assets, Net			(0.27)%
TOTAL NET ASSETS			100.00%

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
June 30, 2014 (unaudited)

INVESTMENT COMPANIES - 1.07%	Shares Held	Value (000's)		Principal
Publicly Traded Investment Fund - 1.07%			BONDS (continued)	Amount (000's)	Value(000	's)
BlackRock Liquidity Funds FedFund Portfolio	3,679,473	$3,680	Mortgage Backed Securities (continued)
			Ginnie Mae (continued)
TOTAL INVESTMENT COMPANIES		$3,680	1.58%, 12/16/2042 (a)	$1,920	$1,894
	Principal		2.24%, 03/16/2046 (a),(c)	1,780	1,762
BONDS- 29.51%	Amount (000's)	Value (000's)	2.30%, 08/16/2041	1,991	2,067
			2.60%, 09/16/2042 (a),(c)	2,183	2,221
Home Equity Asset Backed Securities - 1.45%			3.50%, 12/20/2034 (a)	9,130	925
ACE Securities Corp Mortgage Loan Trust			3.50%, 05/20/2039	641	675
Series 2007-D1			3.50%, 07/16/2045	1,900	1,974
6.34%, 02/25/2038 (a),(b)	$3,300	$3,227	4.00%, 09/16/2026 (a)	4,613	511
6.93%, 02/25/2038 (b)	1,782	1,757	4.00%, 04/20/2038 (a)	3,228	427
		$4,984	4.00%, 12/16/2039	1,297	1,366
Mortgage Backed Securities - 27.83%			Jefferies Resecuritization Trust 2010-R4
BCAP LLC 2010-RR2 Trust			5.00%, 10/26/2036 (b)	1,787	1,848
2.33%, 06/26/2045 (a),(b),(c)	2,400	2,040	JP Morgan Chase Commercial Mortgage
CFCRE Commercial Mortgage Trust 2011-			Securities Trust 2005-LDP3
C1			5.17%, 08/15/2042 (a)	2,200	2,275
5.73%, 04/15/2044 (a),(b)	1,000	1,137	JP Morgan Chase Commercial Mortgage
Citigroup Mortgage Loan Trust 2009-11			Securities Trust 2006-LDP8
1.50%, 10/25/2035 (a),(b)	241	242	5.48%, 05/15/2045	900	960
Citigroup Mortgage Loan Trust 2010-10			JP Morgan Chase Commercial Mortgage
2.42%, 02/25/2036 (a),(b)	1,400	1,348	Securities Trust 2006-LDP9
Citigroup Mortgage Loan Trust 2010-9			5.37%, 05/15/2047	2,200	2,322
4.25%, 01/25/2036 (b)	2,404	2,470	JP Morgan Chase Commercial Mortgage
Fannie Mae Grantor Trust 2005-T1			Securities Trust 2011-C5
0.50%, 05/25/2035 (a)	520	510	5.50%, 08/15/2046 (a),(b)	2,000	2,274
Fannie Mae REMICS			JP Morgan Chase Commercial Mortgage
2.00%, 02/25/2040 (a)	1,875	1,801	Securities Trust 2013-C10
2.50%, 11/25/2041	1,438	1,371	3.37%, 12/15/2047 (a)	1,200	1,202
3.50%, 01/25/2028 (a)	6,678	937	JP Morgan Chase Commercial Mortgage
3.50%, 11/25/2042 (a)	7,309	1,468	Securities Trust 2013-C16
4.00%, 11/25/2042 (a)	3,677	946	5.11%, 12/15/2046 (a)	1,800	1,975
6.50%, 02/25/2047	303	327	LB-UBS Commercial Mortgage Trust 2006-
7.00%, 04/25/2032	329	378	C6
8.70%, 12/25/2019	4	4	5.45%, 09/15/2039	2,300	2,454
Freddie Mac REMICS			Morgan Stanley Re-REMIC Trust 2010-R1
1.50%, 04/15/2028	2,642	2,556	2.66%, 07/26/2035 (a),(b)	1,300	1,323
2.50%, 11/15/2032	1,909	1,876	Sequoia Mortgage Trust 2013-12
2.50%, 10/15/2036 (a)	844	850	4.00%, 12/25/2043 (a),(b)	1,773	1,836
2.50%, 01/15/2043 (a)	4,603	823	Springleaf Mortgage Loan Trust
2.50%, 02/15/2043	1,849	1,807	2.31%, 06/25/2058 (a),(b)	1,100	1,074
3.00%, 05/15/2033	2,700	2,563	Springleaf Mortgage Loan Trust 2013-3
3.50%, 04/15/2038 (a)	4,819	693	3.79%, 09/25/2057 (a),(b)	1,000	1,007
3.50%, 10/15/2042 (a)	4,101	884	Structured Asset Sec Corp Mort Pass Thr Certs
4.00%, 09/15/2018	81	82	Series 2004-3
4.00%, 05/15/2039	4,200	4,364	5.71%, 03/25/2034 (a)	851	884
4.00%, 08/15/2039 (a)	8,167	1,226			$95,612
4.00%, 10/15/2040	3,000	3,047	Other Asset Backed Securities - 0.23%
4.50%, 05/15/2037 (a)	1,382	1,474
			Chase Funding Trust Series 2004-1
Ginnie Mae			0.61%, 12/25/2033 (a)	98	90
0.61%, 01/16/2054 (a)	22,472	1,280
(a)			TAL Advantage V LLC
0.74%, 05/16/2053	13,307	926	3.33%, 05/20/2039 (a),(b)	696	701
0.75%, 11/16/2045 (a)	27,411	1,727
0.80%, 12/16/2053 (a)	16,652	1,086			$791
0.85%, 04/16/2053 (a)	15,563	664	TOTAL BONDS		$101,387
0.86%, 02/16/2053 (a)	24,320	1,689	U.S. GOVERNMENT & GOVERNMENT	Principal
0.87%, 02/16/2053 (a)	15,556	1,125	AGENCY OBLIGATIONS - 69.06%	Amount (000's)	Value(000	's)
0.89%, 09/16/2055 (a)	31,868	1,945	Federal Home Loan Mortgage Corporation (FHLMC) -
0.92%, 03/16/2052 (a)	8,831	729	17.39%
0.93%, 02/16/2053 (a)	23,283	1,923	2.00%, 02/01/2028	$2,211	$2,185
			2.35%, 09/01/2032 (a)	29	29
0.93%, 10/16/2054 (a)	15,729	941
0.95%, 11/16/2052 (a)	19,382	1,538	2.50%, 09/01/2027	831	845
0.96%, 02/16/2046 (a)	13,678	977	2.50%, 02/01/2028	1,690	1,717
0.98%, 03/16/2049 (a)	11,100	685	3.00%, 01/01/2027	1,524	1,582
0.98%, 04/16/2053 (a)	9,428	715	3.00%, 02/01/2027	702	728
0.98%, 09/16/2053 (a)	14,526	1,082	3.00%, 02/01/2027	2,017	2,093
1.00%, 02/16/2055 (a)	26,512	1,426	3.00%, 08/01/2042	1,330	1,314
1.04%, 01/16/2053 (a)	10,426	923	3.00%, 10/01/2042	917	906
1.32%, 09/16/2053 (a)	14,871	960	3.00%, 10/01/2042	1,781	1,765
1.43%, 08/16/2052 (a)	12,322	791	3.00%, 10/01/2042	1,671	1,650
			3.00%, 05/01/2043	1,897	1,877

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
June 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)					Federal Home Loan Mortgage Corporation (FHLMC)
(continued)					(continued)
3.50%, 02/01/2032	$2,774		$2,900		6.50%, 09/01/2028	$2		$2
3.50%, 04/01/2042	3,059		3,148		6.50%, 09/01/2028	15		17
3.50%, 04/01/2042	786		809		6.50%, 10/01/2028	46		52
3.50%, 07/01/2042	3,736		3,845		6.50%, 11/01/2028	10		11
3.50%, 09/01/2042	1,760		1,812		6.50%, 12/01/2028	23		26
3.50%, 10/01/2042	1,044		1,075		6.50%, 03/01/2029	9		11
4.00%, 08/01/2026	1,216		1,302		6.50%, 04/01/2029	144		165
4.00%, 12/01/2040	760		807		6.50%, 07/01/2031	72		81
4.00%, 07/01/2042	1,409		1,501		6.50%, 08/01/2031	6		7
4.00%, 01/01/2043	2,247		2,384		6.50%, 10/01/2031	13		15
4.00%, 06/01/2043	2,556		2,715		6.50%, 10/01/2031	22		25
4.50%, 08/01/2033	117		127		6.50%, 12/01/2031	42		48
4.50%, 07/01/2039	1,602		1,747		6.50%, 01/01/2032	131		151
4.50%, 12/01/2040	1,654		1,791		6.50%, 02/01/2032	39		43
4.50%, 05/01/2041	1,525		1,663		6.50%, 05/01/2032	92		106
4.50%, 08/01/2041	1,570		1,712		6.50%, 08/01/2032	83		93
4.50%, 11/01/2043	1,907		2,095		6.50%, 04/01/2035	21		24
5.00%, 10/01/2025	433		479		7.00%, 09/01/2023	15		16
5.00%, 02/01/2033	530		588		7.00%, 12/01/2023	7		8
5.00%, 06/01/2033	353		390		7.00%, 01/01/2024	9		10
5.00%, 05/01/2035	186		206		7.00%, 09/01/2027	10		11
5.00%, 07/01/2035	87		98		7.00%, 01/01/2028	88		99
5.00%, 07/01/2035	41		46		7.00%, 04/01/2028	44		50
5.00%, 10/01/2035	144		161		7.00%, 05/01/2028	6		7
5.00%, 06/01/2039	1,182		1,311		7.00%, 08/01/2028	12		12
5.00%, 01/01/2040	1,279		1,419		7.00%, 10/01/2031	17		20
5.50%, 04/01/2018	74		79		7.00%, 10/01/2031	22		26
5.50%, 11/01/2018	198		211		7.00%, 04/01/2032	130		149
5.50%, 03/01/2024	18		20		7.50%, 10/01/2030	21		24
5.50%, 03/01/2033	356		400		7.50%, 02/01/2031	13		15
5.50%, 01/01/2038	334		372		7.50%, 02/01/2031	9		10
5.50%, 02/01/2038	424		465		7.50%, 02/01/2031	16		20
5.50%, 04/01/2038	39		44		8.00%, 10/01/2030	32		37
5.50%, 05/01/2038	148		166		8.00%, 12/01/2030	2		2
6.00%, 04/01/2017	37		38		8.50%, 07/01/2029	34		38
6.00%, 04/01/2017	32		33					$59,719
6.00%, 05/01/2017	35		37
6.00%, 07/01/2017	23		24		Federal National Mortgage Association (FNMA) - 32.25%
6.00%, 12/01/2023	12		13		2.00%, 10/01/2027	2,107		2,083
6.00%, 05/01/2031	28		32		2.00%, 10/01/2027	847		837
6.00%, 12/01/2031	40		45		2.00%, 02/01/2028	1,572		1,554
					2.26%, 12/01/2032 (a)	82		87
6.00%, 09/01/2032	58		66		2.26%, 12/01/2033 (a)	265		283
6.00%, 11/01/2033	106		119		2.27%, 07/01/2034 (a)	105		110
6.00%, 11/01/2033	111		124
6.00%, 05/01/2034	497		550		2.50%, 05/01/2027	2,213		2,251
6.00%, 05/01/2034	327		370		2.50%, 06/01/2027	2,123		2,160
6.00%, 09/01/2034	154		175		2.50%, 06/01/2027	2,643		2,689
6.00%, 02/01/2035	146		167		2.50%, 05/01/2028	1,338		1,361
6.00%, 10/01/2036 (a)	165		187		3.00%, 05/01/2028	1,763		1,834
6.00%, 03/01/2037	117		131		3.00%, 10/01/2042	2,661		2,638
6.00%, 01/01/2038	254		288		3.00%, 11/01/2042	926		914
6.00%, 01/01/2038	649		736		3.00%, 02/01/2043	1,958		1,939
6.00%, 01/01/2038 (a)	92		104		3.00%, 02/01/2043	1,860		1,846
6.00%, 04/01/2038	126		142		3.00%, 04/01/2043	1,658		1,637
6.50%, 11/01/2016	19		20		3.50%, 02/01/2042	2,094		2,164
6.50%, 06/01/2017	46		48		3.50%, 09/01/2042	3,532		3,646
6.50%, 06/01/2018	7		8		3.50%, 11/01/2042	2,537		2,619
6.50%, 08/01/2021	7		8		3.50%, 12/01/2042	2,631		2,717
6.50%, 12/01/2021	48		54		4.00%, 05/01/2025	839		899
6.50%, 04/01/2022	56		63		4.00%, 01/01/2034	1,294		1,387
6.50%, 05/01/2022	35		40		4.00%, 11/01/2040	1,377		1,464
6.50%, 05/01/2023	21		23		4.00%, 12/01/2040	1,150		1,225
6.50%, 04/01/2024	11		12		4.00%, 01/01/2041	2,381		2,531
6.50%, 04/01/2026	8		9		4.00%, 02/01/2041	2,856		3,045
6.50%, 05/01/2026	5		6		4.00%, 02/01/2041	2,221		2,360
6.50%, 05/01/2026	8		9		4.00%, 03/01/2041	3,148		3,346
6.50%, 12/01/2027	7		8		4.00%, 04/01/2041	2,420		2,572
6.50%, 01/01/2028	11		12		4.00%, 11/01/2041	1,248		1,328
6.50%, 03/01/2028	7		8		4.00%, 04/01/2042	1,417		1,508

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
June 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

Federal National Mortgage Association (FNMA) (continued)					Federal National Mortgage Association (FNMA) (continued)
4.00%, 08/01/2043	$948		$1,010		6.00%, 10/01/2038	$358		$404
4.00%, 10/01/2043	972		1,033		6.50%, 06/01/2016	19		20
4.50%, 12/01/2019	80		85		6.50%, 08/01/2017	35		36
4.50%, 01/01/2020	289		307		6.50%, 11/01/2023	76		86
4.50%, 08/01/2039	965		1,060		6.50%, 05/01/2024	30		34
4.50%, 09/01/2039	1,607		1,756		6.50%, 09/01/2024	35		40
4.50%, 01/01/2041	3,295		3,620		6.50%, 07/01/2025	15		17
4.50%, 08/01/2041	1,416		1,560		6.50%, 08/01/2025	38		42
4.50%, 09/01/2041	2,107		2,285		6.50%, 02/01/2026	12		14
4.50%, 09/01/2043	3,459		3,801		6.50%, 03/01/2026	2		3
4.50%, 09/01/2043	1,449		1,590		6.50%, 05/01/2026	8		9
4.50%, 10/01/2043	1,893		2,079		6.50%, 06/01/2026	4		4
4.50%, 11/01/2043	1,951		2,142		6.50%, 07/01/2028	12		14
5.00%, 01/01/2018	174		184		6.50%, 09/01/2028	21		24
5.00%, 11/01/2018	148		157		6.50%, 02/01/2029	5		6
5.00%, 05/01/2033	2,716		3,079		6.50%, 03/01/2029	12		13
5.00%, 05/01/2034	506		563		6.50%, 04/01/2029	6		6
5.00%, 04/01/2035	345		388		6.50%, 06/01/2031	12		14
5.00%, 04/01/2035	221		248		6.50%, 06/01/2031	19		22
5.00%, 07/01/2035	17		19		6.50%, 09/01/2031	19		21
5.00%, 02/01/2038	742		839		6.50%, 01/01/2032	4		5
5.00%, 03/01/2038	1,196		1,356		6.50%, 04/01/2032	78		88
5.00%, 02/01/2040	3,171		3,574		6.50%, 08/01/2032	25		28
5.00%, 06/01/2040	913		1,015		6.50%, 11/01/2032	39		41
5.00%, 07/01/2040	1,080		1,223		6.50%, 11/01/2032	36		39
5.00%, 07/01/2041	2,436		2,775		6.50%, 12/01/2032	82		92
5.00%, 07/01/2041	1,526		1,706		6.50%, 02/01/2033	66		75
5.50%, 08/01/2017	34		37		6.50%, 07/01/2034	168		196
5.50%, 12/01/2017	51		54		6.50%, 02/01/2036	375		418
5.50%, 01/01/2018	99		105		6.50%, 12/01/2036	152		171
5.50%, 07/01/2019	67		72		6.50%, 07/01/2037	53		60
5.50%, 08/01/2019	16		17		6.50%, 07/01/2037	70		78
5.50%, 08/01/2019	26		28		6.50%, 10/01/2037	1,566		1,765
5.50%, 08/01/2019	12		13		6.50%, 02/01/2038	51		58
5.50%, 08/01/2019	14		15		6.50%, 02/01/2039	455		513
5.50%, 08/01/2019	30		32		7.00%, 01/01/2027	8		9
5.50%, 08/01/2019	102		109		7.00%, 11/01/2027	8		9
5.50%, 09/01/2019	77		82		7.00%, 08/01/2028	38		44
5.50%, 10/01/2019	31		33		7.00%, 12/01/2028	27		31
5.50%, 05/01/2024	84		94		7.00%, 04/01/2029	8		8
5.50%, 05/01/2033	37		42		7.00%, 10/01/2029	40		45
5.50%, 06/01/2033	181		204		7.00%, 05/01/2031	5		5
5.50%, 06/01/2033	141		159		7.00%, 11/01/2031	107		121
5.50%, 09/01/2033	856		975		7.50%, 04/01/2022	2		2
5.50%, 02/01/2034	651		716		7.50%, 07/01/2027	2		2
5.50%, 09/01/2035	965		1,090		7.50%, 11/01/2029	27		29
5.50%, 11/01/2035	335		375		8.00%, 05/01/2027	36		39
5.50%, 08/01/2036	296		332		8.00%, 09/01/2027	13		14
5.50%, 02/01/2037	20		22		8.00%, 06/01/2030	4		5
5.50%, 03/01/2038	317		359		8.50%, 02/01/2023	1		1
5.50%, 03/01/2038	442		500		8.50%, 10/01/2027	36		37
5.50%, 08/01/2038	263		299		9.00%, 09/01/2030	12		14
6.00%, 08/01/2016	19		19					$110,786
6.00%, 12/01/2016	41		43		Government National Mortgage Association (GNMA) -
6.00%, 08/01/2017	62		64		10.33%
6.00%, 06/01/2022	58		65		3.00%, 04/15/2027	1,444		1,512
6.00%, 03/01/2026	8		9		3.00%, 11/15/2042	1,865		1,883
6.00%, 11/01/2028	25		28		3.00%, 12/15/2042	3,670		3,705
6.00%, 08/01/2031	103		117		3.00%, 02/15/2043	2,794		2,821
6.00%, 12/01/2031	23		26		3.50%, 05/20/2027	992		1,051
6.00%, 01/01/2033	158		179		3.50%, 11/15/2041	2,827		2,945
6.00%, 02/01/2034	55		62		3.50%, 12/20/2041	2,176		2,271
6.00%, 05/01/2037	484		534		3.50%, 01/15/2043	2,212		2,305
6.00%, 07/01/2037	469		529		3.50%, 06/20/2043	1,440		1,503
6.00%, 11/01/2037	114		129		4.00%, 03/20/2040	2,193		2,353
6.00%, 12/01/2037	21		23		4.00%, 08/15/2041	2,058		2,203
6.00%, 03/01/2038	163		183		4.50%, 09/20/2039	1,451		1,590
6.00%, 05/01/2038	398		449		4.50%, 07/15/2040	1,870		2,043
6.00%, 08/01/2038	1,066		1,204		5.00%, 09/15/2033	14		15

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
June 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA)					Government National Mortgage Association (GNMA)
(continued)					(continued)
5.00%, 02/15/2034	$797		$885		8.00%, 02/15/2027	$1	$1
5.00%, 09/15/2039	132		147				$35,472
5.50%, 07/20/2033	359		405
5.50%, 11/15/2033	69		78		U.S. Treasury - 9.09%
5.50%, 02/20/2034	297		337		1.75%, 10/31/2018	3,000	3,043
5.50%, 03/20/2034	381		428		2.25%, 11/30/2017	8,900	9,250
5.50%, 05/20/2035	347		390		3.13%, 05/15/2021	10,100	10,782
5.50%, 11/15/2038	436		491		4.25%, 11/15/2040	2,900	3,415
5.50%, 01/15/2039	594		671		6.25%, 08/15/2023	3,600	4,749
5.50%, 01/15/2039	159		179				$31,239
5.50%, 03/15/2039	527		595		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
6.00%, 06/20/2024	94		105		OBLIGATIONS		$237,216
6.00%, 06/20/2024	27		30		Total Investments		$342,283
6.00%, 02/20/2026	6		7		Other Assets in Excess of Liabilities, Net - 0.36%		$1,220
6.00%, 04/20/2026	12		13		TOTAL NET ASSETS - 100.00%		$343,503
6.00%, 05/20/2026	7		7
6.00%, 06/20/2026	11		12
6.00%, 06/20/2026	12		14		(a)	Variable Rate. Rate shown is in effect at June 30, 2014.
6.00%, 07/20/2026	9		10		(b)	Security exempt from registration under Rule 144A of the Securities Act of
6.00%, 09/20/2026	10		11		1933. These securities may be resold in transactions exempt from
6.00%, 03/20/2027	25		28		registration, normally to qualified institutional buyers. Unless otherwise
6.00%, 01/20/2028	8		9		indicated, these securities are not considered illiquid. At the end of the
6.00%, 03/20/2028	6		7		period, the value of these securities totaled $22,284 or 6.49% of net
6.00%, 06/20/2028	34		38		assets.
6.00%, 07/20/2028	21		24		(c)	Fair value of these investments is determined in good faith by the
6.00%, 02/20/2029	20		23		Manager under procedures established and periodically reviewed by the
6.00%, 03/20/2029	39		44		Board of Directors. At the end of the period, the fair value of these
6.00%, 07/20/2029	41		46		securities totaled $6,023 or 1.75% of net assets.
6.00%, 05/20/2032 (a)	73		82
6.00%, 07/20/2033	273		309
6.50%, 12/20/2025	16		18		Portfolio Summary (unaudited)
6.50%, 01/20/2026	39		42		Sector		Percent
6.50%, 02/20/2026	18		21		Mortgage Securities		87 .80%
6.50%, 03/20/2031	24		29		Government		9.09%
6.50%, 04/20/2031	26		29		Asset Backed Securities		1.68%
6.50%, 04/20/2034	48		55		Exchange Traded Funds		1.07%
6.50%, 11/15/2038	803		913		Other Assets in Excess of Liabilities, Net		0.36%
7.00%, 01/15/2028	2		2		TOTAL NET ASSETS		100.00%
7.00%, 01/15/2028	3		3
7.00%, 01/15/2028	6		7
7.00%, 01/15/2028	11		13
7.00%, 01/15/2028	2		2
7.00%, 03/15/2028	159		178
7.00%, 05/15/2028	58		64
7.00%, 01/15/2029	19		22
7.00%, 03/15/2029	8		9
7.00%, 05/15/2031	18		21
7.00%, 06/20/2031	17		20
7.00%, 09/15/2031	43		49
7.00%, 06/15/2032	230		262
7.50%, 01/15/2023	1		1
7.50%, 01/15/2023	1		1
7.50%, 01/15/2023	1		1
7.50%, 02/15/2023	3		3
7.50%, 02/15/2023	6		6
7.50%, 03/15/2023	4		4
7.50%, 03/15/2023	1		1
7.50%, 04/15/2023	23		25
7.50%, 06/15/2023	2		2
7.50%, 06/15/2023	7		7
7.50%, 07/15/2023	1		1
7.50%, 09/15/2023	4		5
7.50%, 09/15/2023	4		4
7.50%, 10/15/2023	8		9
7.50%, 11/15/2023	8		8
8.00%, 07/15/2026	2		2
8.00%, 08/15/2026	4		5
8.00%, 01/15/2027	2		2

See accompanying notes.

Schedule of Investments
Income Account
June 30, 2014 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value(000	's)		Principal
Computers - 0.00%				BONDS (continued)	Amount (000's) Value (000's)
SONICblue Inc (a),(b)	500,000	$—		Beverages - 1.54%
				Anheuser-Busch InBev Worldwide Inc
				2.50%, 07/15/2022	$750	$719
Trailer Transportation Bridge Inc - 0.00% (a),(b)	1,186	—		7.75%, 01/15/2019	2,000	2,471
				Innovation Ventures LLC / Innovation
				Ventures Finance Corp
TOTAL COMMON STOCKS		$—		9.50%, 08/15/2019 (d)	1,250	1,231
INVESTMENT COMPANIES - 4.30%	Shares Held	Value(000	's)			$4,421

Publicly Traded Investment Fund - 4.30%				Biotechnology - 1.47%
BlackRock Liquidity Funds FedFund Portfolio	12,349,421	12,349		Amgen Inc
				3.63%, 05/15/2022	500	515
TOTAL INVESTMENT COMPANIES		$12,349		3.88%, 11/15/2021	2,000	2,111
	Principal			Gilead Sciences Inc
BONDS- 67.57%	Amount (000's)	Value(000	's)	4.40%, 12/01/2021	1,000	1,098
Aerospace & Defense - 0.40%				Laba Royalty Sub LLC
Boeing Co/The				9.00%, 05/15/2029 (b),(d)	500	505
8.75%, 08/15/2021	$850	$1,155				$4,229
				Chemicals - 1.22%
Airlines - 0.26%				Airgas Inc
Southwest Airlines Co 1994-A Pass Through				1.65%, 02/15/2018	1,000	992
Trust				4.50%, 09/15/2014	2,000	2,017
9.15%, 07/01/2016	719	740		Eagle Spinco Inc
				4.63%, 02/15/2021	500	496

Automobile Floor Plan Asset Backed Securities - 2.27%						$3,505
Ally Master Owner Trust				Commercial Services - 0.86%
0.60%, 04/15/2018 (c)	2,000	2,004		ERAC USA Finance LLC
CNH Wholesale Master Note Trust				6.38%, 10/15/2017 (d)	1,000	1,150
0.75%, 08/15/2019 (c),(d)	2,000	2,006		7.00%, 10/15/2037 (d)	1,000	1,310
Ford Credit Floorplan Master Owner Trust A						$2,460
0.53%, 01/15/2018 (c)	1,000	1,002
0.55%, 02/15/2019 (c)	500	500		Computers - 0.58%
Nissan Master Owner Trust Receivables				Apple Inc
0.45%, 02/15/2018 (c)	1,000	1,000		2.40%, 05/03/2023	1,750	1,653
		$6,512
				Diversified Financial Services - 3.74%
Automobile Manufacturers - 0.18%				American Honda Finance Corp
General Motors Co				0.73%, 10/07/2016 (c)	500	504
4.88%, 10/02/2023 (d)	500	526
				DVI Inc
				0.00%, 02/01/2004 (a),(b),(e)	900	56
Banks- 7.98%				0.00%, 02/01/2004 (a),(b),(e)	400	25
Bank of America Corp				Ford Motor Credit Co LLC
5.42%, 03/15/2017	800	880		3.98%, 06/15/2016	3,000	3,170
8.00%, 12/29/2049 (c)	1,000	1,107		General Electric Capital Corp
8.13%, 12/29/2049 (c)	1,000	1,125		1.23%, 03/15/2023 (c)	2,000	2,005
Citigroup Inc				5.30%, 02/11/2021	500	569
3.95%, 06/15/2016	2,000	2,110		International Lease Finance Corp
4.50%, 01/14/2022	1,000	1,087		8.75%, 03/15/2017 (c)	1,000	1,162
Goldman Sachs Group Inc/The				Jefferies Group LLC
3.63%, 02/07/2016	500	521		5.13%, 04/13/2018	750	822
5.38%, 03/15/2020	2,000	2,266		6.25%, 01/15/2036	1,425	1,491
ING Bank NV				8.50%, 07/15/2019	750	938
5.00%, 06/09/2021 (d)	1,000	1,129				$10,742
JP Morgan Chase & Co
5.13%, 09/15/2014	850	858		Electric - 7.82%
7.90%, 04/29/2049 (c)	1,000	1,117		Exelon Generation Co LLC
Morgan Stanley				6.20%, 10/01/2017	2,000	2,279
5.50%, 07/28/2021	1,000	1,149		GenOn Americas Generation LLC
6.25%, 08/09/2026	850	1,039		8.50%, 10/01/2021	1,250	1,297
PNC Financial Services Group Inc/The				GenOn Energy Inc
6.75%, 07/29/2049 (c)	2,000	2,230		9.88%, 10/15/2020	750	816
SunTrust Bank/Atlanta GA				LG&E and KU Energy LLC
2.75%, 05/01/2023	1,000	960		4.38%, 10/01/2021	1,000	1,071
US Bancorp/MN				Metropolitan Edison Co
				3.50%, 03/15/2023 (d)	1,000	995
1.65%, 05/15/2017	3,000	3,046
Wells Fargo & Co				NiSource Finance Corp
7.98%, 12/31/2049 (c)	2,000	2,275		5.25%, 09/15/2017	2,000	2,229
		$22,899		Oncor Electric Delivery Co LLC
				7.00%, 09/01/2022	2,000	2,556

See accompanying notes.

Schedule of Investments
Income Account
June 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)				Leisure Products & Services (continued)
PacifiCorp				Royal Caribbean Cruises Ltd
4.95%, 08/15/2014	$775	$779		7.25%, 03/15/2018	$1,000	$1,153
5.25%, 06/15/2035	850	990		Seven Seas Cruises S de RL LLC
6.25%, 10/15/2037	500	650		9.13%, 05/15/2019	1,000	1,091
PPL Energy Supply LLC						$4,015
5.70%, 10/15/2035	2,000	2,103
Solar Star Funding LLC				Lodging - 0.74%
5.38%, 06/30/2035 (d)	1,500	1,560		Boyd Gaming Corp
Southwestern Electric Power Co				9.13%, 12/01/2018	2,000	2,128
3.55%, 02/15/2022	1,000	1,026
5.38%, 04/15/2015	1,275	1,317		Media- 2.50%
TransAlta Corp				21st Century Fox America Inc
4.50%, 11/15/2022	1,750	1,774		6.40%, 12/15/2035	1,000	1,245
Tucson Electric Power Co				8.00%, 10/17/2016	1,000	1,156
3.85%, 03/15/2023	1,000	1,002		Comcast Corp
		$22,444		6.45%, 03/15/2037	2,000	2,551

Entertainment - 0.18%				Historic TW Inc
				9.15%, 02/01/2023	250	346
Greektown Holdings LLC/Greektown				Time Warner Cable Inc
Mothership Corp
8.88%, 03/15/2019 (d)	250	255		6.55%, 05/01/2037	1,500	1,867
Peninsula Gaming LLC / Peninsula Gaming						$7,165
Corp				Mining - 0.62%
8.38%, 02/15/2018 (d)	250	267		Glencore Canada Corp
		$522		6.00%, 10/15/2015	1,675	1,779

Environmental Control - 1.71%
ADS Waste Holdings Inc				Oil & Gas - 5.92%
8.25%, 10/01/2020	1,500	1,616		BG Energy Capital PLC
Republic Services Inc				4.00%, 10/15/2021 (d)	2,000	2,122
3.55%, 06/01/2022	1,000	1,034		BP Capital Markets PLC
5.00%, 03/01/2020	2,000	2,240		3.25%, 05/06/2022	1,000	1,013
		$4,890		4.75%, 03/10/2019	2,000	2,243
				Linn Energy LLC / Linn Energy Finance
Forest Products & Paper - 0.76%				Corp
Plum Creek Timberlands LP				6.50%, 05/15/2019	1,000	1,055
4.70%, 03/15/2021	2,000	2,174		Nabors Industries Inc
				5.00%, 09/15/2020	1,000	1,122
Healthcare - Services - 0.73%				Petro-Canada
HCA Inc				9.25%, 10/15/2021	1,075	1,486
7.50%, 11/06/2033	250	266		Phillips 66
HealthSouth Corp				4.30%, 04/01/2022	1,000	1,082
7.25%, 10/01/2018	210	219		Rowan Cos Inc
7.75%, 09/15/2022	802	875		4.88%, 06/01/2022	750	804
Vantage Oncology LLC / Vantage Oncology				5.00%, 09/01/2017	2,000	2,169
Finance Co				W&T Offshore Inc
9.50%, 06/15/2017 (d)	750	743		8.50%, 06/15/2019	1,000	1,080
		$2,103		Whiting Petroleum Corp
				5.75%, 03/15/2021	1,250	1,369
Insurance - 2.84%				XTO Energy Inc
Farmers Insurance Exchange				6.75%, 08/01/2037	1,000	1,435
6.00%, 08/01/2014 (d)	850	854
						$16,980
Fidelity National Financial Inc
6.60%, 05/15/2017	2,500	2,816		Oil & Gas Services - 1.49%
First American Financial Corp				Exterran Partners LP / EXLP Finance Corp
4.30%, 02/01/2023	2,000	2,005		6.00%, 04/01/2021	2,000	2,020
Prudential Financial Inc				Weatherford International Ltd/Bermuda
7.38%, 06/15/2019	1,000	1,238		5.13%, 09/15/2020	2,000	2,240
8.88%, 06/15/2068 (c)	1,000	1,226				$4,260

		$8,139		Other Asset Backed Securities - 1.40%
Iron & Steel - 1.52%				Drug Royalty II LP 2
Allegheny Technologies Inc				3.48%, 07/15/2023 (b),(c),(d)	2,000	2,000
5.95%, 01/15/2021	2,000	2,208		PFS Financing Corp
ArcelorMittal				0.65%, 04/17/2017 (c),(d)	1,000	1,000
6.00%, 03/01/2021 (c)	2,000	2,165		0.70%, 02/15/2018 (c),(d)	1,000	1,001
		$4,373				$4,001

Leisure Products & Services - 1.40%
Carnival Corp
7.20%, 10/01/2023	1,475	1,771

See accompanying notes.

Schedule of Investments
Income Account
June 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Packaging & Containers - 0.36%				Telecommunications (continued)
Sealed Air Corp				Qwest Corp
6.88%, 07/15/2033 (d)	$1,000	$1,040		6.75%, 12/01/2021	$3,000	$3,473
						$4,868

Pharmaceuticals - 0.34%				Transportation - 0.78%
AbbVie Inc				Navios Maritime Holdings Inc / Navios
2.90%, 11/06/2022	1,000	967		Maritime Finance II US Inc
				7.38%, 01/15/2022 (d)	500	515
Pipelines - 2.46%				Trailer Bridge Inc
				0.00%, 11/15/2015 (a),(b)	2,000	—
ANR Pipeline Co				12.23%, 03/31/2017 (b),(c),(e)	1,846	1,734
9.63%, 11/01/2021	1,000	1,410
El Paso Natural Gas Co LLC						$2,249
7.50%, 11/15/2026	2,100	2,717		Trucking & Leasing - 1.11%
Express Pipeline LLC				Penske Truck Leasing Co Lp / PTL Finance
7.39%, 12/31/2019 (d)	945	1,012		Corp
Southeast Supply Header LLC				3.75%, 05/11/2017 (d)	3,000	3,188
4.25%, 06/15/2024 (d)	750	763
Southern Natural Gas Co LLC				TOTAL BONDS		$193,853
8.00%, 03/01/2032	850	1,162			Principal
		$7,064		CONVERTIBLE BONDS - 1.50%	Amount (000's)	Value(000	's)

Real Estate - 0.87%				Automobile Parts & Equipment - 1.12%
WEA Finance LLC / WT Finance Aust Pty				Meritor Inc
Ltd				7.88%, 03/01/2026	2,000	3,219
6.75%, 09/02/2019 (d)	2,000	2,493

				Pharmaceuticals - 0.38%
REITS- 9.22%				Omnicare Inc
Alexandria Real Estate Equities Inc				3.25%, 12/15/2035	433	461
4.60%, 04/01/2022	1,250	1,322		3.50%, 02/15/2044	538	609
Arden Realty LP						$1,070
5.25%, 03/01/2015	1,000	1,018		TOTAL CONVERTIBLE BONDS		$4,289
BioMed Realty LP				SENIOR FLOATING RATE INTERESTS -	Principal
3.85%, 04/15/2016	1,000	1,046		0.98%	Amount (000's) Value (000's)
4.25%, 07/15/2022	1,000	1,031
6.13%, 04/15/2020	1,000	1,153		Entertainment - 0.36%
CubeSmart LP				CCM Merger Inc, Term Loan
4.80%, 07/15/2022	1,750	1,883		5.00%, 03/01/2017 (c)	$1,022	$1,025
Duke Realty LP
8.25%, 08/15/2019	2,000	2,515		Transportation - 0.62%
HCP Inc				Trailer Bridge Inc, Term Loan
3.75%, 02/01/2019	1,000	1,065		10.00%, 04/02/2016 (b),(c),(e)	1,775	1,775
6.00%, 03/01/2015	1,675	1,734
Health Care REIT Inc
6.13%, 04/15/2020	1,000	1,162		TOTAL SENIOR FLOATING RATE INTERESTS		$2,800
6.20%, 06/01/2016	1,675	1,838		U.S. GOVERNMENT & GOVERNMENT	Principal
Healthcare Realty Trust Inc				AGENCY OBLIGATIONS - 24.21%	Amount (000's)	Value(000	's)
6.50%, 01/17/2017	2,000	2,249		Federal Home Loan Mortgage Corporation (FHLMC) -
Hospitality Properties Trust				6.59%
4.65%, 03/15/2024	750	786		3.00%, 10/01/2042	$1,857	$1,834
5.00%, 08/15/2022	750	793		3.00%, 10/01/2042	917	906
Kimco Realty Corp				3.00%, 11/01/2042	913	902
6.88%, 10/01/2019	2,000	2,405		3.00%, 12/01/2042	411	406
Simon Property Group LP				3.50%, 10/01/2041	1,165	1,199
10.35%, 04/01/2019	2,000	2,710		3.50%, 04/01/2042	2,415	2,485
Ventas Realty LP / Ventas Capital Corp				3.50%, 04/01/2042	1,572	1,618
3.25%, 08/15/2022	1,750	1,730		4.50%, 08/01/2033	435	472
		$26,440		4.50%, 05/01/2039	931	1,008
				4.50%, 06/01/2039	502	549
Savings & Loans - 0.60%				4.50%, 07/01/2039	1,733	1,894
First Niagara Financial Group Inc				4.50%, 12/01/2040	886	960
6.75%, 03/19/2020	500	578		5.00%, 08/01/2019	310	330
7.25%, 12/15/2021	1,000	1,151		5.00%, 08/01/2035	1,316	1,458
		$1,729		5.00%, 11/01/2035	351	389
				5.00%, 10/01/2038	966	1,055
Telecommunications - 1.70%				5.50%, 11/01/2017	52	55
Corning Inc				5.50%, 01/01/2018	24	26
4.75%, 03/15/2042	750	793		5.50%, 05/01/2031	56	62
6.63%, 05/15/2019	500	602		5.50%, 06/01/2035	149	167
				5.50%, 01/01/2036	326	367
				5.50%, 04/01/2036	178	200

See accompanying notes.

Schedule of Investments
Income Account
June 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)
(continued)					U.S. Treasury (continued)
6.00%, 03/01/2031	$35		$40		3.75%, 08/15/2041	$1,000	$1,086
6.00%, 05/01/2032	69		78				$10,616
6.00%, 06/01/2038	309		350		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
6.50%, 06/01/2029	21		24		OBLIGATIONS		$69,463
6.50%, 08/01/2029	23		26		Total Investments		$282,754
7.00%, 01/01/2032	27		30		Other Assets in Excess of Liabilities, Net - 1.44%		$4,119
9.00%, 01/01/2025	5		6		TOTAL NET ASSETS - 100.00%		$286,873
			$18,896

Federal National Mortgage Association (FNMA) - 13.87%					(a) Non-Income Producing Security
3.00%, 03/01/2042	1,588		1,571		(b)	Fair value of these investments is determined in good faith by the
3.00%, 03/01/2042	1,592		1,574		Manager under procedures established and periodically reviewed by the
3.00%, 05/01/2042	859		850		Board of Directors. At the end of the period, the fair value of these
3.00%, 06/01/2042	811		802		securities totaled $6,095 or 2.12% of net assets.
3.00%, 06/01/2042	1,611		1,593		(c)	Variable Rate. Rate shown is in effect at June 30, 2014.
3.00%, 08/01/2042	837		828		(d)	Security exempt from registration under Rule 144A of the Securities Act of
3.50%, 12/01/2040	1,404		1,447		1933. These securities may be resold in transactions exempt from
3.50%, 12/01/2041	526		542		registration, normally to qualified institutional buyers. Unless otherwise
3.50%, 03/01/2042	825		850		indicated, these securities are not considered illiquid. At the end of the
3.50%, 04/01/2042	1,501		1,548		period, the value of these securities totaled $27,665 or 9.64% of net
3.50%, 06/01/2043	1,496		1,542		assets.
4.00%, 03/01/2039	1,181		1,255		(e) Security is Illiquid
4.00%, 08/01/2040	1,000		1,062
4.00%, 09/01/2040	2,118		2,253
4.00%, 11/01/2040	1,063		1,130		Portfolio Summary (unaudited)
4.00%, 10/01/2041	967		1,028		Sector		Percent
4.00%, 10/01/2041	1,247		1,326
4.00%, 11/01/2041	1,504		1,601		Financial		25 .25%
4.00%, 04/01/2042	784		834		Mortgage Securities		20 .51%
4.00%, 11/01/2043	2,396		2,550		Energy		9.87%
4.00%, 02/01/2044	2,844		3,028		Utilities		7.82%
4.50%, 06/01/2039	490		531		Consumer, Non-cyclical		5.32%
					Industrial		4.98%
4.50%, 08/01/2039	486		531		Exchange Traded Funds		4.30%
4.50%, 05/01/2040	1,539		1,677
4.50%, 10/01/2040	1,743		1,893		Consumer, Cyclical		4.24%
					Communications		4.20%
4.50%, 12/01/2040	947		1,033		Basic Materials		4.12%
5.00%, 01/01/2018	87		93
5.00%, 08/01/2035	620		689		Government		3.70%
5.00%, 04/01/2039	336		375		Asset Backed Securities		3.67%
5.00%, 12/01/2039	405		453		Technology		0.58%
5.00%, 04/01/2040	997		1,114		Other Assets in Excess of Liabilities, Net		1.44%
5.00%, 06/01/2040	833		936		TOTAL NET ASSETS		100.00%
5.50%, 03/01/2033	76		86
5.50%, 06/01/2033	266		299
5.50%, 02/01/2035	581		657
6.00%, 04/01/2032	61		70
6.50%, 05/01/2031	6		6
6.50%, 04/01/2032	89		100
6.50%, 05/01/2032	41		46
7.00%, 01/01/2030	2		2
			$39,805
Government National Mortgage Association (GNMA) -
0.05%
6.00%, 05/20/2032 (c)	62		70
7.00%, 06/20/2031	60		72
9.00%, 02/15/2025	4		4
			$146

U.S. Treasury - 3.70%
1.38%, 11/30/2018	1,000		997
2.63%, 11/15/2020	2,000		2,078
2.75%, 02/15/2019	1,000		1,055
3.13%, 05/15/2019	2,000		2,145
3.63%, 02/15/2020	2,000		2,200
3.63%, 02/15/2044	1,000		1,055

See accompanying notes.

Schedule of Investments
International Emerging Markets Account
June 30, 2014 (unaudited)

COMMON STOCKS - 94.52%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.28%			Commercial Services (continued)
Multiplus SA	19,400	$321	TAL Education Group ADR(b)	30,500		$839
						$4,171

Agriculture - 1.25%			Computers - 0.65%
KT&G Corp	10,712	948	Wipro Ltd	83,156		756
Perusahaan Perkebunan London Sumatra	2,572,600	503
Indonesia Tbk PT
		$1,451	Cosmetics & Personal Care - 0.68%
			Amorepacific Corp	521		785
Apparel - 0.70%
Arvind Ltd	83,415	324
Feng TAY Enterprise Co Ltd	40,000	113	Diversified Financial Services - 4.16%
			Fubon Financial Holding Co Ltd	503,000		727
Pou Chen Corp	315,000	380	Indiabulls Housing Finance Ltd	63,493		401
		$817	Mega Financial Holding Co Ltd	1,372,484		1,142
Automobile Manufacturers - 2.63%			Shinhan Financial Group Co Ltd	35,990		1,660
Hyundai Motor Co	7,203	1,633	SinoPac Financial Holdings Co Ltd	1,169,073		527
Tata Motors Ltd ADR	36,397	1,422	Taishin Financial Holding Co Ltd	715,048		366
		$3,055				$4,823

Automobile Parts & Equipment - 1.92%			Electric - 2.86%
Apollo Tyres Ltd	157,458	522	China Resources Power Holdings Co Ltd	212,000		603
Hanil E-Wha Co Ltd (a)	11,510	241	Huadian Fuxin Energy Corp Ltd	1,196,000		627
Hiroca Holdings Ltd	59,000	255	Huadian Power International Corp Ltd	494,000		299
Hiroca Holdings Ltd - Rights (a),(b),(c)	3,909	3	Korea Electric Power Corp	27,460		1,011
Hyundai Mobis	3,401	955	Tenaga Nasional BHD	206,200		783
Nexen Tire Corp	16,430	251				$3,323

		$2,227	Electrical Components & Equipment - 0.67%
Banks - 17.03%			Delta Electronics Inc	107,000		779
Agricultural Bank of China Ltd	2,550,000	1,126
Axis Bank Ltd (a)	23,381	755
			Electronics - 2.17%
Banco de Chile	5,018,602	667	Coretronic Corp (b)	144,000		162
Bangkok Bank PCL	126,400	754	Hon Hai Precision Industry Co Ltd	549,781		1,843
Bank Negara Indonesia Persero Tbk PT	1,027,800	413	Merry Electronics Co Ltd	77,500		414
Bank of China Ltd	5,203,800	2,330	Truly International Holdings Ltd	158,000		96
Bank of Georgia Holdings PLC	6,377	256				$2,515
Bank Rakyat Indonesia Persero Tbk PT	445,995	389
BDO Unibank Inc	160,700	344	Engineering & Construction - 1.58%
China Construction Bank Corp	2,973,902	2,249	China Railway Construction Corp Ltd	488,500		430
Credicorp Ltd	4,365	679	Grupo Aeroportuario del Sureste SAB de CV	43,558		553
FirstRand Ltd	330,736	1,267	Promotora y Operadora de Infraestructura SAB	63,908		853
Grupo Financiero Banorte SAB de CV	81,000	579	de CV (b)
Grupo Financiero Inbursa SAB de CV	120,700	360				$1,836
HDFC Bank Ltd (a)	33,773	467
ICICI Bank Ltd ADR	30,509	1,522	Entertainment - 0.52%
Industrial & Commercial Bank of China Ltd	1,810,000	1,145	OPAP SA	34,193		608
Industrial Bank of Korea	57,120	762
Malayan Banking Bhd	471,800	1,445	Environmental Control - 0.54%
National Bank of Greece SA (b)	205,158	746	Coway Co Ltd	7,545		631
Piraeus Bank SA (b)	188,145	417
Sberbank of Russia (a),(b)	253,468	631
Turkiye Is Bankasi	166,869	451	Food - 2.88%
			GFPT PCL (a)	264,200		104
		$19,754	Gruma SAB de CV (b)	81,000		969
Beverages - 1.14%			Indofood Sukses Makmur Tbk PT	904,100		512
AMBEV SA ADR	188,520	1,327	JBS SA	165,225		563
			Namchow Chemical Industrial Co Ltd	56,000		129
			Universal Robina Corp	106,800		378
Chemicals - 3.21%			X5 Retail Group NV (b)	31,779		685
KCC Corp	456	278
LG Hausys Ltd	2,447	468				$3,340
PTT Global Chemical PCL (a)	238,800	497	Forest Products & Paper - 0.50%
Sasol Ltd	35,518	2,110	Mondi PLC	31,659		575
UPL Ltd (b)	65,959	375

		$3,728	Home Furnishings - 0.79%
Commercial Services - 3.60%			Steinhoff International Holdings Ltd	163,808		913
Cielo SA	46,400	956
EcoRodovias Infraestrutura e Logistica SA	51,000	348
Kroton Educacional SA	55,300	1,554	Insurance - 2.94%
OHL Mexico SAB de CV (b)	75,900	232	BB Seguridade Participacoes SA	41,000		599
S-1 Corp	3,010	242	Cathay Financial Holding Co Ltd	527,626		824
			Porto Seguro SA	34,323		490

See accompanying notes.

Schedule of Investments
International Emerging Markets Account
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Insurance (continued)			Semiconductors (continued)
Powszechny Zaklad Ubezpieczen SA	5,989	$875	MediaTek Inc	82,000	$1,387
Sanlam Ltd	106,624	619	Samsung Electronics Co Ltd	3,416	4,461
		$3,407	Siliconware Precision Industries Co	340,000	560
			SK Hynix Inc (b)	44,001	2,113
Internet - 2.21%			Taiwan Semiconductor Manufacturing Co Ltd	904,164	3,826
Tencent Holdings Ltd	168,500	2,563	Vanguard International Semiconductor Corp	186,000	299
					$13,930
Iron & Steel - 1.12%
Eregli Demir ve Celik Fabrikalari TAS	412,584	739	Software - 0.82%
Tata Steel Ltd	64,081	564	HCL Technologies Ltd	38,310	956
		$1,303
			Telecommunications - 6.91%
Machinery - Construction & Mining - 0.30%			America Movil SAB de CV ADR	33,798	701
United Tractors Tbk PT	176,600	345	Bharti Infratel Ltd (b)	62,473	266
			China Mobile Ltd	87,959	854
Machinery - Diversified - 0.11%			China Unicom Hong Kong Ltd	612,000	941
Turk Traktor ve Ziraat Makineleri AS	3,827	125	Hellenic Telecommunications Organization	38,094	563
			SA (b)
			Mobile Telesystems OJSC ADR	23,106	456
Media - 1.47%			MTN Group Ltd	79,493	1,674
Grupo Televisa SAB ADR	13,379	459	Philippine Long Distance Telephone Co	5,315	362
Naspers Ltd	10,533	1,240	Sistema JSFC	16,838	519
		$1,699	SK Telecom Co Ltd	1,264	295
Metal Fabrication & Hardware - 1.33%			Telekom Malaysia Bhd	398,200	787
Catcher Technology Co Ltd	116,000	1,083	Telekomunikasi Indonesia Persero Tbk PT	2,869,000	597
Hyosung Corp	6,929	463			$8,015
		$1,546	Transportation - 0.24%
Mining - 2.13%			Sinotrans Ltd	424,000	275
AngloGold Ashanti Ltd (b)	33,439	571
Grupo Mexico SAB de CV	271,300	905	TOTAL COMMON STOCKS		$109,642
MMC Norilsk Nickel OJSC ADR	50,005	993	INVESTMENT COMPANIES - 0.92%	Shares Held	Value (000's)
		$2,469	Publicly Traded Investment Fund - 0.92%
Miscellaneous Manufacturing - 1.42%			BlackRock Liquidity Funds FedFund Portfolio	1,073,305	1,073
Fosun International Ltd	341,000	453
Largan Precision Co Ltd	15,000	1,197	TOTAL INVESTMENT COMPANIES		$1,073
		$1,650	PREFERRED STOCKS - 4.44%	Shares Held	Value (000's)

Oil & Gas - 8.41%			Banks - 3.12%
China Petroleum & Chemical Corp	1,356,400	1,290	Banco Bradesco SA	94,200	1,369
CNOOC Ltd	442,000	795	Itau Unibanco Holding SA	156,035	2,246
Gazprom OAO ADR	136,185	1,183			$3,615

Lukoil OAO ADR	29,372	1,750	Electric - 0.10%
PetroChina Co Ltd	1,428,000	1,796	Cia Energetica de Sao Paulo	9,389	118
Petroleo Brasileiro SA ADR	84,106	1,230
PTT Exploration & Production PCL (a)	82,700	427
Reliance Industries Ltd	49,291	832	Food - 0.50%
Tatneft OAO ADR	11,603	450	Cia Brasileira de Distribuicao	12,500	583
		$9,753

Pharmaceuticals - 0.48%			Iron & Steel - 0.68%
Lupin Ltd (a)	27,610	552	Vale SA	66,863	794

Real Estate - 0.40%			Media - 0.04%
Emlak Konut Gayrimenkul Yatirim Ortakligi	364,741	459	Zee Entertainment Enterprises Ltd	3,223,416	41
AS
			TOTAL PREFERRED STOCKS		$5,151

REITS - 0.71%			Total Investments		$115,866
Fibra Uno Administracion SA de CV	236,000	828	Other Assets in Excess of Liabilities, Net - 0.12%		$142
			TOTAL NET ASSETS - 100.00%		$116,008

Retail - 1.75%
ANTA Sports Products Ltd	315,000	501	(a) Fair value of these investments is determined in good faith by the
E-Mart Co Ltd	1,920	440	Manager under procedures established and periodically reviewed by the
GOME Electrical Appliances Holding Ltd	3,088,000	506	Board of Directors. At the end of the period, the fair value of these
President Chain Store Corp	73,000	585	securities totaled $3,677 or 3.17% of net assets.
		$2,032	(b) Non-Income Producing Security
			(c) Security is Illiquid
Semiconductors - 12.01%
Advanced Semiconductor Engineering Inc	675,000	874
Everlight Electronics Co Ltd	159,000	410

See accompanying notes.

Schedule of Investments
International Emerging Markets Account
June 30, 2014 (unaudited)

Portfolio Summary (unaudited)

Country	Percent
Taiwan, Province Of China	15 .40%
Korea, Republic Of	15 .22%
China	14 .85%
Brazil	10 .78%
India	8.40%
South Africa	7.23%
Russian Federation	5.75%
Mexico	5.54%
Malaysia	2.60%
Indonesia	2.37%
Hong Kong	2.15%
Greece	2.01%
Turkey	1.54%
Thailand	1.54%
Philippines	0.93%
United States	0.93%
Poland	0.76%
Peru	0.58%
Chile	0.58%
United Kingdom	0.50%
Georgia	0.22%
Other Assets in Excess of Liabilities, Net	0.12%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
June 30, 2014 (unaudited)

COMMON STOCKS - 98.19%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.06%				Beverages - 2.05%
Interpublic Group of Cos Inc/The	1,434	$28		Brown-Forman Corp	585	$55
Omnicom Group Inc	933	66		Coca-Cola Co/The	16,166	685
		$94		Coca-Cola Enterprises Inc	830	40
				Constellation Brands Inc (a)	604	53
Aerospace & Defense - 2.56%				Dr Pepper Snapple Group Inc	1,991	116
Boeing Co/The	5,154	656		Keurig Green Mountain Inc	666	83
General Dynamics Corp	777	90		Molson Coors Brewing Co	553	41
L-3 Communications Holdings Inc	305	37		Monster Beverage Corp (a)	666	47
Lockheed Martin Corp	639	103		PepsiCo Inc	22,999	2,055
Northrop Grumman Corp	528	63				$3,175
Orbital Sciences Corp (a)	42,520	1,256
Raytheon Co	12,762	1,178		Biotechnology - 2.39%
Rockwell Collins Inc	464	36		Alexion Pharmaceuticals Inc (a)	1,213	190
United Technologies Corp	4,808	555		Amgen Inc	13,834	1,637
		$3,974		Biogen Idec Inc (a)	1,270	401
				Celgene Corp (a)	3,362	289
Agriculture - 0.83%				Gilead Sciences Inc (a)	8,208	680
Altria Group Inc	5,353	224		Incyte Corp Ltd (a)	400	23
Archer-Daniels-Midland Co	3,869	171		Intercept Pharmaceuticals Inc (a)	75	18
Lorillard Inc	1,309	80		Regeneron Pharmaceuticals Inc (a)	1,331	375
Philip Morris International Inc	9,683	816		Vertex Pharmaceuticals Inc (a)	1,000	95
		$1,291				$3,708

Airlines - 0.44%				Building Materials - 0.96%
American Airlines Group Inc (a)	4,800	206
				Eagle Materials Inc	13,610	1,283
Delta Air Lines Inc	7,934	307		Martin Marietta Materials Inc	700	93
Southwest Airlines Co	2,538	68		Vulcan Materials Co	1,846	117
United Continental Holdings Inc (a)	2,500	103
		$684				$1,493
				Chemicals - 2.23%
Apparel - 0.35%				Air Products & Chemicals Inc	436	56
Hanesbrands Inc	700	69		Airgas Inc	1,100	120
Michael Kors Holdings Ltd (a)	648	57
Nike Inc	4,301	334		Celanese Corp	1,900	122
Under Armour Inc (a)	581	35		CF Industries Holdings Inc	189	45
				Dow Chemical Co/The	4,013	207
VF Corp	850	53		Eastman Chemical Co	530	46
		$548		Ecolab Inc	11,729	1,306
Automobile Manufacturers - 0.34%				EI du Pont de Nemours & Co	1,925	126
Ford Motor Co	9,337	161		FMC Corp	459	33
General Motors Co	8,812	320		International Flavors & Fragrances Inc	281	29
PACCAR Inc	846	53		LyondellBasell Industries NV	2,425	237
		$534		Monsanto Co	2,858	356
				Mosaic Co/The	1,173	58
Automobile Parts & Equipment - 1.84%				Potash Corp of Saskatchewan Inc	1,100	42
BorgWarner Inc	824	54		PPG Industries Inc	433	91
Delphi Automotive PLC	3,508	241		Praxair Inc	1,906	253
Goodyear Tire & Rubber Co/The	996	28		RPM International Inc	600	28
Johnson Controls Inc	49,444	2,469		Sherwin-Williams Co/The	1,308	271
TRW Automotive Holdings Corp (a)	700	62		Sigma-Aldrich Corp	412	42
		$2,854				$3,468

Banks - 7.52%				Coal - 0.04%
Bank of America Corp	49,885	766		Consol Energy Inc	1,328	61
Bank of New York Mellon Corp/The	2,364	89
BB&T Corp	1,452	57
Capital One Financial Corp	1,408	116		Commercial Services - 1.04%
Citigroup Inc	60,302	2,840		ADT Corp/The	689	24
				Alliance Data Systems Corp (a)	192	54
Comerica Inc	658	33
Goldman Sachs Group Inc/The	876	147		Automatic Data Processing Inc	9,370	743
JP Morgan Chase & Co	49,024	2,825		Cintas Corp	347	22
KeyCorp	3,087	44		Equifax Inc	418	30
M&T Bank Corp	400	50		Iron Mountain Inc	1,900	67
Morgan Stanley	10,123	327		MasterCard Inc	6,641	488
Northern Trust Corp	2,300	148		McGraw Hill Financial Inc	500	42
				Quanta Services Inc (a)	1,943	67
PNC Financial Services Group Inc/The	1,337	119
Regions Financial Corp	5,132	55		Robert Half International Inc	497	24
State Street Corp	4,497	302		Total System Services Inc	597	19
SunTrust Banks Inc	1,895	76		Western Union Co/The	1,901	33
US Bancorp/MN	7,273	315				$1,613
Wells Fargo & Co	64,116	3,370		Computers - 4.06%
		$11,679		Accenture PLC - Class A	3,109	251
				Apple Inc	48,016	4,462

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Computers (continued)					Electric (continued)
Cognizant Technology Solutions Corp (a)	3,072		$150		Pinnacle West Capital Corp	378		$22
Computer Sciences Corp	526		33		PPL Corp	2,280		81
EMC Corp/MA	4,700		124		Public Service Enterprise Group Inc	1,830		75
Hewlett-Packard Co	4,397		148		SCANA Corp	483		26
International Business Machines Corp	3,540		642		Southern Co/The	1,815		82
NetApp Inc	1,173		43		TECO Energy Inc	741		14
SanDisk Corp	1,224		128		Wisconsin Energy Corp	780		37
Seagate Technology PLC	1,188		67		Xcel Energy Inc	1,801		58
Western Digital Corp	2,760		255					$2,848

			$6,303		Electrical Components & Equipment - 0.21%
Consumer Products - 0.40%					AMETEK Inc	885		46
Avery Dennison Corp	333		17		Emerson Electric Co	1,674		111
Kimberly-Clark Corp	5,409		602		Energizer Holdings Inc	900		110
			$619		Hubbell Inc	500		62

Cosmetics & Personal Care - 0.94%								$329
Avon Products Inc	6,500		95		Electronics - 2.68%
Colgate-Palmolive Co	2,513		172		Agilent Technologies Inc	3,100		178
Estee Lauder Cos Inc/The	2,224		165		FLIR Systems Inc	509		18
Procter & Gamble Co/The	13,033		1,024		Garmin Ltd	423		26
			$1,456		Honeywell International Inc	18,117		1,684
					Jabil Circuit Inc	637		13
Distribution & Wholesale - 0.13%					PerkinElmer Inc	393		18
Fastenal Co	600		30		TE Connectivity Ltd	951		59
Fossil Group Inc (a)	169		17
					Thermo Fisher Scientific Inc	10,484		1,237
Genuine Parts Co	555		49		Trimble Navigation Ltd (a)	1,400		52
WW Grainger Inc	400		102		Tyco International Ltd	18,640		850
			$198		Waters Corp (a)	301		31
Diversified Financial Services - 2.79%								$4,166
American Express Co	15,569		1,477		Engineering & Construction - 0.28%
Ameriprise Financial Inc	1,370		164		Fluor Corp	562		43
BlackRock Inc	662		212		Granite Construction Inc	8,860		319
Charles Schwab Corp/The	27,706		746		Jacobs Engineering Group Inc (a)	1,352		72
CME Group Inc/IL	1,558		111					$434
Discover Financial Services	3,658		227
E*Trade Financial Corp (a)	4,621		99		Environmental Control - 0.02%
Franklin Resources Inc	839		49		Stericycle Inc (a)	301		36
Intercontinental Exchange Inc	700		132

Invesco Ltd	1,200		45		Food - 2.52%
Legg Mason Inc	378		19
LPL Financial Holdings Inc	1,200		60		Danone SA ADR	60,526		904
					General Mills Inc	3,813		200
NASDAQ OMX Group Inc/The	422		16		Hershey Co/The	524		51
Navient Corp	1,548		27		Hormel Foods Corp	463		23
Och-Ziff Capital Management Group LLC	2,600		36
Santander Consumer USA Holdings Inc	1,500		29		JM Smucker Co/The	362		38
					Kellogg Co	3,228		212
T Rowe Price Group Inc	645		54		Kraft Foods Group Inc	1,473		88
TD Ameritrade Holding Corp	2,300		72
Visa Inc	3,555		749		Kroger Co/The	1,229		61
					McCormick & Co Inc/MD	9,970		714
			$4,324		Mondelez International Inc	9,933		374
Electric - 1.84%					Nestle SA ADR	12,750		990
AES Corp/VA	12,559		195		Sysco Corp	3,919		147
Ameren Corp	849		35		Tyson Foods Inc	935		35
American Electric Power Co Inc	3,851		215		Whole Foods Market Inc	2,100		81
Calpine Corp (a)	2,900		69					$3,918
CMS Energy Corp	3,216		101		Forest Products & Paper - 0.12%
Consolidated Edison Inc	1,059		61		International Paper Co	3,585		181
Dominion Resources Inc/VA	1,371		98
DTE Energy Co	640		50
Duke Energy Corp	1,473		109		Gas - 0.82%
Edison International	1,178		68		AGL Resources Inc	409		22
Entergy Corp	1,845		151		CenterPoint Energy Inc	3,400		87
Exelon Corp	15,656		571		NiSource Inc	4,497		177
FirstEnergy Corp	1,801		63		Sempra Energy	9,391		984
Integrys Energy Group Inc	274		19					$1,270
NextEra Energy Inc	1,018		104
Northeast Utilities	2,282		108		Hand & Machine Tools - 0.08%
NRG Energy Inc	6,175		230		Snap-on Inc	200		24
Pepco Holdings Inc	887		24		Stanley Black & Decker Inc	1,162		102
PG&E Corp	3,800		182					$126

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Products - 0.94%					Internet (continued)
Baxter International Inc	1,119		$81		Google Inc - A Shares (a)	3,933		$2,300
Becton Dickinson and Co	1,261		150		Google Inc - C Shares (a)	3,932		2,262
Boston Scientific Corp (a)	8,787		112		LinkedIn Corp (a)	100		17
CareFusion Corp (a)	1,700		75		Netflix Inc (a)	544		239
Covidien PLC	2,338		211		Priceline Group Inc/The (a)	334		402
CR Bard Inc	272		39		Splunk Inc (a)	11,530		638
DENTSPLY International Inc	1,912		90		TripAdvisor Inc (a)	400		43
Edwards Lifesciences Corp (a)	387		33		VeriSign Inc (a)	2,343		115
Intuitive Surgical Inc (a)	110		45		Yahoo! Inc (a)	2,430		85
Medtronic Inc	2,412		154					$9,037
Patterson Cos Inc	296		12
St Jude Medical Inc	2,305		160		Iron & Steel - 0.05%
Stryker Corp	2,315		195		Nucor Corp	1,200		59
Varian Medical Systems Inc (a)	367		30		United States Steel Corp	506		13
Zimmer Holdings Inc	612		64					$72
			$1,451		Leisure Products & Services - 0.74%
Healthcare - Services - 1.28%					Carnival Corp	2,200		83
Aetna Inc	2,798		227		Harley-Davidson Inc	15,325		1,070
Cigna Corp	659		61					$1,153
Humana Inc	1,245		159		Lodging - 0.93%
Quest Diagnostics Inc	511		30		Hilton Worldwide Holdings Inc (a)	1,900		44
UnitedHealth Group Inc	15,903		1,300		Las Vegas Sands Corp	1,200		91
WellPoint Inc	1,882		202		Marriott International Inc/DE	773		50
			$1,979		Starwood Hotels & Resorts Worldwide Inc	13,193		1,066
Home Builders - 0.04%					Wyndham Worldwide Corp	448		34
Lennar Corp	1,300		55		Wynn Resorts Ltd	792		165
								$1,450

Home Furnishings - 0.04%					Machinery - Construction & Mining - 0.67%
Harman International Industries Inc	232		25		Caterpillar Inc	9,417		1,023
Whirlpool Corp	270		37		Joy Global Inc	366		23
			$62					$1,046

Housewares - 0.02%					Machinery - Diversified - 1.20%
Newell Rubbermaid Inc	989		31		Cummins Inc	1,123		173
					Deere & Co	884		80
					Flowserve Corp	6,290		467
Insurance - 4.26%					Rockwell Automation Inc	7,851		983
ACE Ltd	828		86		Roper Industries Inc	757		111
Aflac Inc	1,121		70		Xylem Inc/NY	1,035		41
Allstate Corp/The	1,099		65					$1,855
American International Group Inc	3,598		196
Aon PLC	720		65		Media - 3.64%
Assurant Inc	251		16		Cablevision Systems Corp	749		13
Berkshire Hathaway Inc - Class A (a)	6		1,139		CBS Corp	1,345		84
Berkshire Hathaway Inc - Class B (a)	5,723		724		Comcast Corp - Class A	10,638		571
Chubb Corp/The	604		56		DIRECTV (a)	2,135		181
Cincinnati Financial Corp	532		26		Discovery Communications Inc - C Shares (a)	1,250		91
CNA Financial Corp	1,300		53		Gannett Co Inc	784		25
Fidelity National Financial Inc	2,000		65		Graham Holdings Co	15		11
Genworth Financial Inc (a)	1,702		30		News Corp (a)	7,100		127
Hartford Financial Services Group Inc/The	1,565		56		Scripps Networks Interactive Inc	377		31
Lincoln National Corp	953		49		Time Inc (a)	265		6
Loews Corp	800		35		Time Warner Cable Inc	2,490		367
Marsh & McLennan Cos Inc	5,041		261		Time Warner Inc	2,124		149
MetLife Inc	51,692		2,872		Twenty-First Century Fox Inc - A Shares	12,740		448
Progressive Corp/The	7,280		184		Twenty-First Century Fox Inc - B Shares	41,320		1,414
Prudential Financial Inc	1,137		101		Viacom Inc	3,254		282
Torchmark Corp	312		26		Walt Disney Co/The	21,660		1,857
Travelers Cos Inc/The	866		81					$5,657
Unum Group	899		31		Metal Fabrication & Hardware - 0.17%
XL Group PLC	9,974		327		Precision Castparts Corp	1,046		264
			$6,614

Internet - 5.82%					Mining - 0.18%
Amazon.com Inc (a)	1,985		645
eBay Inc (a)	3,497		175		Alcoa Inc	4,234		63
Equinix Inc (a)	100		21		Barrick Gold Corp	1,400		26
					Freeport-McMoRan Copper & Gold Inc	5,346		195
Expedia Inc	369		29					$284
F5 Networks Inc (a)	273		30
Facebook Inc (a)	30,253		2,036

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Miscellaneous Manufacturing - 2.53%				Pharmaceuticals (continued)
3M Co	3,520	$505		Actavis PLC (a)	1,068	$238
Danaher Corp	5,426	427		Allergan Inc/United States	2,019	342
Dover Corp	614	56		Bristol-Myers Squibb Co	14,493	703
Eaton Corp PLC	1,147	89		Cardinal Health Inc	1,015	70
General Electric Co	71,700	1,884		Eli Lilly & Co	2,361	147
Illinois Tool Works Inc	934	82		Express Scripts Holding Co (a)	1,852	128
Ingersoll-Rand PLC	1,422	89		Forest Laboratories Inc (a)	488	48
Leggett & Platt Inc	502	17		Johnson & Johnson	29,980	3,136
Pall Corp	389	33		McKesson Corp	1,746	325
Parker Hannifin Corp	539	68		Mead Johnson Nutrition Co	728	68
Pentair PLC	7,052	508		Merck & Co Inc	54,252	3,138
Textron Inc	4,520	173		Mylan Inc/PA (a)	1,344	69
		$3,931		Novartis AG ADR	1,300	118
				Perrigo Co PLC	700	102
Office & Business Equipment - 0.05%				Pfizer Inc	69,531	2,064
Pitney Bowes Inc	695	19		Roche Holding AG ADR	13,940	520
Xerox Corp	4,027	50		Zoetis Inc	2,000	65
		$69				$12,127

Oil & Gas - 7.05%				Pipelines - 0.19%
Anadarko Petroleum Corp	3,238	355		Kinder Morgan Inc/DE	1,386	50
Apache Corp	3,132	315		Spectra Energy Corp	3,879	165
Chesapeake Energy Corp	3,130	97		Williams Cos Inc/The	1,406	82
Chevron Corp	7,777	1,016				$297
Cimarex Energy Co	3,410	489
Concho Resources Inc (a)	510	74		Real Estate - 0.02%
ConocoPhillips	4,140	355		CBRE Group Inc (a)	959	31
Continental Resources Inc/OK (a)	125	20

Denbury Resources Inc	1,261	23		REITS - 1.81%
Devon Energy Corp	912	72		American Tower Corp	10,314	928
EOG Resources Inc	1,139	133
EQT Corp	1,100	118		AvalonBay Communities Inc	1,349	191
				Crown Castle International Corp	2,610	194
Exxon Mobil Corp	34,565	3,480		Equity Residential	1,214	77
Helmerich & Payne Inc	388	45
Hess Corp	11,633	1,151		Essex Property Trust Inc	222	41
				Federal Realty Investment Trust	600	73
Marathon Oil Corp	1,625	65		General Growth Properties Inc	3,085	72
Marathon Petroleum Corp	614	48
Murphy Oil Corp	1,405	93		HCP Inc	1,653	68
				Health Care REIT Inc	1,048	66
Nabors Industries Ltd	942	28		Host Hotels & Resorts Inc	2,736	60
Noble Corp PLC	872	29
Noble Energy Inc	750	58		Kimco Realty Corp	1,411	32
				Macerich Co/The	498	33
Occidental Petroleum Corp	17,084	1,753		Plum Creek Timber Co Inc	640	29
Phillips 66	3,699	298
Pioneer Natural Resources Co	1,093	251		Prologis Inc	1,770	73
				Public Storage	603	103
Range Resources Corp	1,500	130		Simon Property Group Inc	2,017	336
Rowan Cos PLC	440	14
Royal Dutch Shell PLC ADR	1,900	156		SL Green Realty Corp	200	22
Southwestern Energy Co (a)	1,276	58		Ventas Inc	1,064	68
Talisman Energy Inc	4,300	46		Vornado Realty Trust	1,929	206
Valero Energy Corp	2,359	118		Weyerhaeuser Co	4,221	140
WPX Energy Inc (a)	2,466	59				$2,812
		$10,947		Retail - 6.16%
				Advance Auto Parts Inc	6,640	896
Oil & Gas Services - 2.09%				AutoNation Inc (a)	222	13
Baker Hughes Inc	1,634	122		AutoZone Inc (a)	271	146
Cameron International Corp (a)	12,518	848
				Bed Bath & Beyond Inc (a)	740	43
Core Laboratories NV	200	33		Best Buy Co Inc	940	29
Halliburton Co	19,140	1,360		CarMax Inc (a)	3,500	182
National Oilwell Varco Inc	2,127	174		Chipotle Mexican Grill Inc (a)	322	190
Schlumberger Ltd	6,008	709		Coach Inc	966	33
		$3,246		Costco Wholesale Corp	2,316	267
Packaging & Containers - 0.11%				CVS Caremark Corp	38,124	2,873
Ball Corp	1,698	106		Dollar General Corp (a)	1,665	95
Bemis Co Inc	355	15		Dollar Tree Inc (a)	2,617	143
Owens-Illinois Inc (a)	567	20		GameStop Corp	402	16
Sealed Air Corp	675	23		Gap Inc/The	912	38
		$164		Home Depot Inc/The	5,970	484
				Kohl's Corp	2,293	121
Pharmaceuticals - 7.81%				L Brands Inc	1,800	106
Abbott Laboratories	7,820	320		Lowe's Cos Inc	4,921	236
AbbVie Inc	9,329	526		Macy's Inc	2,189	127

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Retail (continued)					Transportation (continued)
McDonald's Corp	3,255		$328		CSX Corp	2,409		$74
Nordstrom Inc	517		35		FedEx Corp	2,064		312
O'Reilly Automotive Inc (a)	384		58		Norfolk Southern Corp	735		76
PetSmart Inc	358		21		Union Pacific Corp	2,192		219
PVH Corp	300		35		United Parcel Service Inc	2,676		275
Rite Aid Corp (a)	8,700		62					$1,742
Ross Stores Inc	2,477		163		TOTAL COMMON STOCKS			$152,432
Staples Inc	2,352		26		INVESTMENT COMPANIES - 1.76%	Shares Held	Value	(000	's)
Starbucks Corp	4,151		321
Target Corp	2,603		151		Publicly Traded Investment Fund - 1.76%
Tim Hortons Inc	700		38		BlackRock Liquidity Funds TempFund	2,073,576		2,074
TJX Cos Inc/The	24,274		1,290		Portfolio
Tractor Supply Co	488		30		Goldman Sachs Financial Square Funds -	476,479		476
Walgreen Co	3,840		285		Money Market Fund
Wal-Mart Stores Inc	7,962		598		JP Morgan Prime Money Market Fund	174,476		175
Yum! Brands Inc	1,061		86					$2,725
			$9,565		TOTAL INVESTMENT COMPANIES			$2,725
					Total Investments			$155,157
Semiconductors - 2.05%					Other Assets in Excess of Liabilities, Net - 0.05%			$79
Altera Corp	2,700		94		TOTAL NET ASSETS - 100.00%			$155,236
Applied Materials Inc	13,877		313
ASML Holding NV - NY Reg Shares	11,517		1,074
Atmel Corp (a)	4,100		38		(a) Non-Income Producing Security
Broadcom Corp	4,000		149
First Solar Inc (a)	255		18
Intel Corp	11,535		356
Lam Research Corp	2,900		196		Portfolio Summary (unaudited)
Micron Technology Inc (a)	2,425		80		Sector			Percent
Qualcomm Inc	8,823		699		Consumer, Non-cyclical			20 .23%
Texas Instruments Inc	2,550		122		Financial			16 .40%
Xilinx Inc	940		44		Industrial			12 .59%
			$3,183		Communications			11 .63%
					Technology			11 .62%
Software - 5.49%					Consumer, Cyclical			11 .11%
Adobe Systems Inc (a)	968		70		Energy			9.37%
Akamai Technologies Inc (a)	1,300		79		Utilities			2.66%
Autodesk Inc (a)	3,900		220		Basic Materials			2.58%
CA Inc	1,118		32		Exchange Traded Funds			1.76%
Citrix Systems Inc (a)	8,551		535		Investments Sold Short			0.00%
Dun & Bradstreet Corp/The	131		14		Other Assets in Excess of Liabilities, Net			0.05%
Fidelity National Information Services Inc	1,700		93		TOTAL NET ASSETS			100.00%
Fiserv Inc (a)	920		56
Intuit Inc	708		57
Microsoft Corp	96,544		4,026
Oracle Corp	31,964		1,295
Paychex Inc	1,172		49
Red Hat Inc (a)	17,905		990
Salesforce.com Inc (a)	1,141		66
VMware Inc (a)	9,660		935
			$8,517

Telecommunications - 2.11%
AT&T Inc	21,209		750
CenturyLink Inc	1,202		44
Cisco Systems Inc	22,608		562
Corning Inc	3,036		67
Frontier Communications Corp	3,614		21
Harris Corp	368		28
Juniper Networks Inc (a)	1,712		42
Motorola Solutions Inc	1,300		87
T-Mobile US Inc (a)	2,300		77
Verizon Communications Inc	32,303		1,580
Windstream Holdings Inc	2,155		21
			$3,279

Toys, Games & Hobbies - 0.08%
Hasbro Inc	421		23
Mattel Inc	2,700		105
			$128

Transportation - 1.12%
CH Robinson Worldwide Inc	12,330		786

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
June 30, 2014 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
S&P 500 Emini; September 2014	Long	32	$3,079		$3,124	$45
Total						$45
Amounts in thousands except contracts

Short Sales Outstanding

COMMON STOCKS - 0.00%	Shares	Value (000's)
Oil & Gas - 0.00%
Seventy Seven Energy Inc (a)	42	$1

TOTAL COMMON STOCKS (proceeds $1)		$1
TOTAL SHORT SALES (proceeds $1)		$1

(a) Non-Income Producing Security

See accompanying notes.

Schedule of Investments
LargeCap Growth Account
June 30, 2014 (unaudited)

COMMON STOCKS - 96.93%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Airlines - 3.94%					Leisure Products & Services - 1.28%
Delta Air Lines Inc	97,014		$3,756		Royal Caribbean Cruises Ltd	28,262		$1,571
United Continental Holdings Inc (a)	26,555		1,091

			$4,847		Lodging - 2.54%
Apparel - 5.46%					Las Vegas Sands Corp	40,960		3,122
Michael Kors Holdings Ltd (a)	19,726		1,749
Nike Inc	48,874		3,790		Oil & Gas - 5.88%
Under Armour Inc (a)	19,826		1,179		Continental Resources Inc/OK (a)	8,503		1,344
			$6,718		Occidental Petroleum Corp	19,729		2,025
Automobile Parts & Equipment - 1.56%					Pioneer Natural Resources Co	16,825		3,866
Johnson Controls Inc	38,475		1,921					$7,235
					Oil & Gas Services - 3.83%
Banks - 2.02%					Halliburton Co	53,363		3,789
Morgan Stanley	76,700		2,480		Weatherford International PLC (a)	39,800		916
								$4,705

Beverages - 1.83%					Pharmaceuticals - 7.75%
Constellation Brands Inc (a)	15,396		1,357		Actavis PLC (a)	11,622		2,592
Monster Beverage Corp (a)	12,644		898		Bristol-Myers Squibb Co	39,987		1,940
			$2,255		McKesson Corp	13,576		2,528
					Valeant Pharmaceuticals International Inc (a)	19,556		2,466
Biotechnology - 9.09%								$9,526
Biogen Idec Inc (a)	16,124		5,084
Gilead Sciences Inc (a)	61,906		5,133		Retail - 8.28%
Illumina Inc (a)	5,401		964		Brinker International Inc	23,235		1,130
			$11,181		Chipotle Mexican Grill Inc (a)	2,244		1,330
					Home Depot Inc/The	30,515		2,470
Building Materials - 1.50%					Starbucks Corp	45,144		3,493
Masco Corp	82,859		1,840		Tiffany & Co	6,700		672
					Ulta Salon Cosmetics & Fragrance Inc (a)	11,935		1,091
Chemicals - 4.97%								$10,186
LyondellBasell Industries NV	23,967		2,340		Semiconductors - 3.03%
PPG Industries Inc	17,973		3,777		Lam Research Corp	26,479		1,789
			$6,117		NXP Semiconductor NV (a)	29,200		1,933
Commercial Services - 4.05%								$3,722
FleetCor Technologies Inc (a)	12,507		1,649
					Software - 3.94%
MasterCard Inc	45,398		3,335		Salesforce.com Inc (a)	22,551		1,310
			$4,984		ServiceNow Inc (a)	21,993		1,363
Computers - 5.02%					Tableau Software Inc (a)	9,700		692
Apple Inc	66,422		6,173		Workday Inc (a)	16,453		1,478
								$4,843

Cosmetics & Personal Care - 1.90%					Transportation - 2.12%
Estee Lauder Cos Inc/The	31,549		2,343		Canadian Pacific Railway Ltd	14,413		2,611

Diversified Financial Services - 6.88%					TOTAL COMMON STOCKS			$119,211
American Express Co	27,700		2,628		INVESTMENT COMPANIES - 3.16%	Shares Held	Value	(000	's)
Discover Financial Services	44,910		2,783		Publicly Traded Investment Fund - 3.16%
Visa Inc	14,460		3,047		BlackRock Liquidity Funds FedFund Portfolio	3,888,588		3,889
			$8,458

Electronics - 0.66%					TOTAL INVESTMENT COMPANIES			$3,889
Garmin Ltd	13,300		810		Total Investments			$123,100
					Liabilities in Excess of Other Assets, Net - (0.09)%			$(116)
					TOTAL NET ASSETS - 100.00%			$122,984
Healthcare - Products - 1.37%
Boston Scientific Corp (a)	131,864		1,684
					(a) Non-Income Producing Security
Healthcare - Services - 0.24%
Brookdale Senior Living Inc (a)	8,800		293

Internet - 7.79%
Amazon.com Inc (a)	4,342		1,410
Facebook Inc (a)	37,482		2,522
Google Inc - A Shares (a)	4,422		2,585
Priceline Group Inc/The (a)	1,490		1,793
Splunk Inc (a)	23,062		1,276
			$9,586

See accompanying notes.

Schedule of Investments
LargeCap Growth Account
June 30, 2014 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	26 .23%
Consumer, Cyclical	23 .06%
Technology	11 .99%
Energy	9.71%
Financial	8.90%
Communications	7.79%
Basic Materials	4.97%
Industrial	4.28%
Exchange Traded Funds	3.16%
Liabilities in Excess of Other Assets, Net	(0.09)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
June 30, 2014 (unaudited)

COMMON STOCKS - 97.90%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.08%					Biotechnology (continued)
Interpublic Group of Cos Inc/The	3,280		$64		Biogen Idec Inc (a)	7,935		$2,502
Lamar Advertising Co	581		31		Celgene Corp (a)	21,872		1,878
Omnicom Group Inc	1,227		87		Charles River Laboratories International Inc (a)	174		9
			$182		Gilead Sciences Inc (a)	84,306		6,989
					Illumina Inc (a)	594		106
Aerospace & Defense - 2.07%					Myriad Genetics Inc (a)	591		23
B/E Aerospace Inc (a)	815		75		Regeneron Pharmaceuticals Inc (a)	1,277		361
Boeing Co/The	23,871		3,038		United Therapeutics Corp (a)	344		31
Lockheed Martin Corp	1,289		207		Vertex Pharmaceuticals Inc (a)	7,457		707
Rockwell Collins Inc	897		70					$14,564
Spirit AeroSystems Holdings Inc (a)	868		29
United Technologies Corp	12,489		1,442		Building Materials - 0.27%
			$4,861		Lennox International Inc	373		33
					Vulcan Materials Co	9,300		593
Agriculture - 0.38%								$626
Altria Group Inc	7,949		333
Archer-Daniels-Midland Co	360		16		Chemicals - 3.34%
Lorillard Inc	1,589		97		Albemarle Corp	218		15
Philip Morris International Inc	4,742		400		Celanese Corp	104		7
Reynolds American Inc	991		60		Dow Chemical Co/The	1,491		77
			$906		Eastman Chemical Co	650		57
					Ecolab Inc	40,412		4,499
Airlines - 1.09%					EI du Pont de Nemours & Co	4,118		269
Alaska Air Group Inc	479		46		FMC Corp	1,007		72
American Airlines Group Inc (a)	41,546		1,785
					Huntsman Corp	1,096		31
Copa Holdings SA	246		35		International Flavors & Fragrances Inc	604		63
Delta Air Lines Inc	342		13		LyondellBasell Industries NV	2,095		204
Southwest Airlines Co	2,930		79		Monsanto Co	2,490		311
United Continental Holdings Inc (a)	14,987		615
					NewMarket Corp	69		27
			$2,573		Platform Specialty Products Corp (a)	658		18
Apparel - 0.52%					PPG Industries Inc	656		138
Deckers Outdoor Corp (a)	268		23		Praxair Inc	1,391		185
Hanesbrands Inc	732		72		Rockwood Holdings Inc	36		3
Michael Kors Holdings Ltd (a)	8,572		760		Sherwin-Williams Co/The	8,510		1,761
Nike Inc	3,364		261		Sigma-Aldrich Corp	424		43
VF Corp	1,663		105		Valspar Corp/The	655		50
			$1,221		Westlake Chemical Corp	259		22
								$7,852
Automobile Manufacturers - 0.26%
PACCAR Inc	1,546		97		Commercial Services - 1.74%
Tesla Motors Inc (a)	2,101		504		Alliance Data Systems Corp (a)	239		67
			$601		Automatic Data Processing Inc	2,027		161
					Avis Budget Group Inc (a)	800		48
Automobile Parts & Equipment - 0.45%					Cintas Corp	623		40
Allison Transmission Holdings Inc	1,045		32		Equifax Inc	506		37
BorgWarner Inc	1,098		72		FleetCor Technologies Inc (a)	405		53
Delphi Automotive PLC	10,800		742		Gartner Inc (a)	698		49
Goodyear Tire & Rubber Co/The	1,825		51		Genpact Ltd (a)	111,483		1,954
Johnson Controls Inc	1,373		69		Global Payments Inc	535		39
Lear Corp	504		45		Hertz Global Holdings Inc (a)	1,893		53
WABCO Holdings Inc (a)	433		46		KAR Auction Services Inc	435		14
			$1,057		Live Nation Entertainment Inc (a)	568		14
Banks - 1.10%					MasterCard Inc	4,905		360
Morgan Stanley	48,300		1,562		McGraw Hill Financial Inc	1,290		107
Signature Bank/New York NY (a)	341		43		Moody's Corp	813		71
					Quanta Services Inc (a)	327		11
State Street Corp	14,500		975
			$2,580		Robert Half International Inc	1,031		49
					Rollins Inc	491		15
Beverages - 1.35%					RR Donnelley & Sons Co	732		13
Brown-Forman Corp	790		74		SEI Investments Co	963		32
Coca-Cola Co/The	16,794		711		Service Corp International/US	1,169		24
Coca-Cola Enterprises Inc	1,291		62		Total System Services Inc	942		30
Constellation Brands Inc (a)	768		68		United Rentals Inc (a)	694		73
Dr Pepper Snapple Group Inc	1,009		59		Vantiv Inc (a)	18,964		637
Keurig Green Mountain Inc	774		97		Verisk Analytics Inc (a)	1,288		77
Monster Beverage Corp (a)	989		70		Western Union Co/The	4,084		71
PepsiCo Inc	22,685		2,027					$4,099

			$3,168		Computers - 5.08%
Biotechnology - 6.19%					Accenture PLC - Class A	30,412		2,459
Alexion Pharmaceuticals Inc (a)	9,936		1,552		Apple Inc	65,055		6,046
Amgen Inc	3,431		406		Cognizant Technology Solutions Corp (a)	47,565		2,326

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Computers (continued)				Electronics (continued)
DST Systems Inc	201	$18		Thermo Fisher Scientific Inc	768	$90
EMC Corp/MA	1,570	41		Trimble Navigation Ltd (a)	2,020	75
IHS Inc (a)	526	71		Tyco International Ltd	1,740	79
International Business Machines Corp	4,615	837				$5,366
Jack Henry & Associates Inc	640	38
NetApp Inc	927	34		Engineering & Construction - 1.17%
Riverbed Technology Inc (a)	1,141	24		Chicago Bridge & Iron Co NV ADR	712	48
SanDisk Corp	509	53		Fluor Corp	34,833	2,679
		$11,947		Foster Wheeler AG	772	26
						$2,753
Consumer Products - 0.15%				Entertainment - 0.01%
Avery Dennison Corp	234	12		Bally Technologies Inc (a)	285	19
Church & Dwight Co Inc	979	69
Jarden Corp (a)	306	18
Kimberly-Clark Corp	1,789	199		Environmental Control - 1.21%
Scotts Miracle-Gro Co/The	310	18		Stericycle Inc (a)	23,848	2,824
Tupperware Brands Corp	374	31		Waste Management Inc	371	17
		$347				$2,841

Cosmetics & Personal Care - 1.78%				Food - 1.51%
Colgate-Palmolive Co	4,202	287		General Mills Inc	3,156	166
Estee Lauder Cos Inc/The	51,960	3,858		Hain Celestial Group Inc (a)	355	32
Procter & Gamble Co/The	652	51		Hershey Co/The	746	73
		$4,196		Hormel Foods Corp	982	48
				Kellogg Co	1,333	88
Distribution & Wholesale - 1.62%				Kraft Foods Group Inc	2,518	151
Fastenal Co	41,436	2,050
Fossil Group Inc (a)	14,947	1,562		Kroger Co/The	2,617	129
Genuine Parts Co	694	61		Sysco Corp	1,454	54
LKQ Corp (a)	2,157	58		Whole Foods Market Inc	72,515	2,801
WW Grainger Inc	274	70				$3,542
		$3,801		Forest Products & Paper - 0.01%
Diversified Financial Services - 5.63%				International Paper Co	520	26
Affiliated Managers Group Inc (a)	234	48
American Express Co	4,299	408		Hand & Machine Tools - 0.01%
Ameriprise Financial Inc	476	57		Lincoln Electric Holdings Inc	213	15
BlackRock Inc	214	68		Snap-on Inc	52	6
CBOE Holdings Inc	639	32				$21
Charles Schwab Corp/The	149,091	4,015
Franklin Resources Inc	1,537	89		Healthcare - Products - 2.18%
Invesco Ltd	512	19		Baxter International Inc	2,593	188
Lazard Ltd	952	49		Becton Dickinson and Co	899	106
				Boston Scientific Corp (a)	973	12
Legg Mason Inc	315	16		Bruker BioSciences Corp (a)	809	20
LPL Financial Holdings Inc	677	34
Santander Consumer USA Holdings Inc	500	10		Cooper Cos Inc/The	274	37
T Rowe Price Group Inc	1,343	113		CR Bard Inc	365	52
TD Ameritrade Holding Corp	44,900	1,408		DENTSPLY International Inc	283	13
				Edwards Lifesciences Corp (a)	760	65
Visa Inc	32,407	6,828		Henry Schein Inc (a)	645	77
Waddell & Reed Financial Inc	637	40		IDEXX Laboratories Inc (a)	397	53
		$13,234		Intuitive Surgical Inc (a)	10,398	4,282
Electric - 0.03%				Patterson Cos Inc	60	2
Calpine Corp (a)	465	11		St Jude Medical Inc	876	61
Dominion Resources Inc/VA	274	20		Stryker Corp	895	75
ITC Holdings Corp	1,163	42		Techne Corp	139	13
		$73		Varian Medical Systems Inc (a)	767	64
				Zimmer Holdings Inc	97	10
Electrical Components & Equipment - 0.10%						$5,130
AMETEK Inc	1,133	59
Emerson Electric Co	2,503	166		Healthcare - Services - 2.91%
Hubbell Inc	74	9		Aetna Inc	746	60
		$234		Centene Corp (a)	446	34
				Cigna Corp	116	11
Electronics - 2.28%				Covance Inc (a)	24,213	2,072
Agilent Technologies Inc	300	17		DaVita HealthCare Partners Inc (a)	38,639	2,794
Amphenol Corp	31,507	3,035		HCA Holdings Inc (a)	154	9
Avnet Inc	217	9		Humana Inc	6,400	817
FLIR Systems Inc	767	27		Laboratory Corp of America Holdings (a)	261	27
Gentex Corp/MI	613	18		Mednax Inc (a)	479	28
Honeywell International Inc	3,773	351		UnitedHealth Group Inc	12,000	981
Mettler-Toledo International Inc (a)	224	57
				Universal Health Services Inc	153	15
National Instruments Corp	49,637	1,608				$6,848

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Home Builders - 0.48%				Machinery - Diversified (continued)
DR Horton Inc	46,400	$1,140		Xylem Inc/NY	1,031	$40
						$1,526

Home Furnishings - 0.03%				Media - 2.59%
Harman International Industries Inc	527	57		Cablevision Systems Corp	1,451	26
Whirlpool Corp	44	6		CBS Corp	2,488	155
		$63		Comcast Corp - Class A	11,452	615
				DIRECTV (a)	2,363	201
Housewares - 0.03%				Discovery Communications Inc - A Shares (a)	27,763	2,062
Newell Rubbermaid Inc	1,241	39		DISH Network Corp (a)	1,210	79
Toro Co	429	27		FactSet Research Systems Inc	325	39
		$66		Nielsen NV	1,630	79
Insurance - 0.12%				Scripps Networks Interactive Inc	814	66
American Financial Group Inc/OH	83	5		Starz (a)	705	21
Aon PLC	1,080	97		Time Warner Cable Inc	1,382	203
Arthur J Gallagher & Co	1,149	53		Twenty-First Century Fox Inc - A Shares	50,193	1,764
Erie Indemnity Co	189	14		Viacom Inc	2,155	187
Marsh & McLennan Cos Inc	1,907	99		Walt Disney Co/The	7,012	601
Reinsurance Group of America Inc	148	12				$6,098

		$280		Metal Fabrication & Hardware - 1.11%
Internet - 10.73%				Precision Castparts Corp	10,379	2,620
Amazon.com Inc (a)	14,289	4,641		Valmont Industries Inc	14	2
Baidu Inc ADR (a)	6,200	1,158				$2,622
Ctrip.com International Ltd ADR(a)	13,100	839
eBay Inc (a)	5,400	270		Mining - 0.01%
Expedia Inc	784	62		Compass Minerals International Inc	247	24
F5 Networks Inc (a)	501	56
Facebook Inc (a)	29,969	2,016		Miscellaneous Manufacturing - 2.99%
Google Inc - A Shares (a)	9,607	5,617		3M Co	3,113	446
Google Inc - C Shares (a)	9,439	5,430		AO Smith Corp	245	12
Liberty Interactive Corp (a)	1,900	56		AptarGroup Inc	330	22
Liberty Ventures (a)	531	39		Colfax Corp (a)	3,800	283
LinkedIn Corp (a)	3,501	600		Crane Co	138	10
Netflix Inc (a)	1,744	768		Danaher Corp	74,014	5,828
Priceline Group Inc/The (a)	2,880	3,465		Donaldson Co Inc	1,002	42
Rackspace Hosting Inc (a)	908	31		Dover Corp	585	53
TripAdvisor Inc (a)	539	59		Hexcel Corp (a)	746	31
Twitter Inc (a)	2,026	83		Illinois Tool Works Inc	1,625	142
VeriSign Inc (a)	965	47		Ingersoll-Rand PLC	178	11
		$25,237		ITT Corp	160	8
				Leggett & Platt Inc	530	18
Leisure Products & Services - 0.06%				Parker Hannifin Corp	614	77
Harley-Davidson Inc	1,063	74		Trinity Industries Inc	918	40
Polaris Industries Inc	479	63				$7,023
		$137
Lodging - 2.14%				Office & Business Equipment - 0.01%
Hilton Worldwide Holdings Inc (a)	31,420	733		Pitney Bowes Inc	649	18
Las Vegas Sands Corp	18,979	1,446
Marriott International Inc/DE	936	60		Oil & Gas - 2.59%
MGM Resorts International (a)	33,300	879		Anadarko Petroleum Corp	285	31
Starwood Hotels & Resorts Worldwide Inc	609	49		Atwood Oceanics Inc (a)	95	5
Wyndham Worldwide Corp	1,008	76		Cabot Oil & Gas Corp	1,753	60
Wynn Resorts Ltd	8,686	1,803		Cheniere Energy Inc (a)	1,007	72
		$5,046		Chesapeake Energy Corp	938	29
				Cimarex Energy Co	81	12
Machinery - Construction & Mining - 0.03%				Concho Resources Inc (a)	545	79
Caterpillar Inc	561	61		Continental Resources Inc/OK (a)	315	50
				EOG Resources Inc	2,646	309
Machinery - Diversified - 0.65%				EQT Corp	4,460	477
Cummins Inc	875	135		Helmerich & Payne Inc	506	59
Deere & Co	620	56		HollyFrontier Corp	281	12
Flowserve Corp	1,054	78		Laredo Petroleum Inc (a)	528	16
Graco Inc	455	36		Marathon Petroleum Corp	907	71
IDEX Corp	568	46		Noble Energy Inc	1,245	97
Middleby Corp/The (a)	443	37		Patterson-UTI Energy Inc	571	20
Nordson Corp	498	40		Phillips 66	1,123	90
Rockwell Automation Inc	648	81		Pioneer Natural Resources Co	11,205	2,575
Roper Industries Inc	351	51		QEP Resources Inc	152	5
Wabtec Corp/DE	11,215	926		Range Resources Corp	21,099	1,834
				SM Energy Co	497	42

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas (continued)					REITS (continued)
Southwestern Energy Co (a)	1,656		$75		Omega Healthcare Investors Inc	321		$12
Tesoro Corp	430		25		Plum Creek Timber Co Inc	662		30
Valero Energy Corp	987		50		Public Storage	629		108
Whiting Petroleum Corp (a)	109		9		Simon Property Group Inc	1,099		183
			$6,104		Tanger Factory Outlet Centers Inc	708		25
					Ventas Inc	980		63
Oil & Gas Services - 5.06%					Vornado Realty Trust	268		29
Baker Hughes Inc	205		15		Weyerhaeuser Co	476		16
Cameron International Corp (a)	1,033		70
Core Laboratories NV	18,054		3,016					$2,877
FMC Technologies Inc (a)	55,829		3,409		Retail - 6.70%
Halliburton Co	4,024		286		Advance Auto Parts Inc	541		73
MRC Global Inc (a)	357		10		AutoNation Inc (a)	563		34
National Oilwell Varco Inc	282		23		AutoZone Inc (a)	168		90
Oceaneering International Inc	802		63		Bed Bath & Beyond Inc (a)	669		38
RPC Inc	402		9		Best Buy Co Inc	541		17
Schlumberger Ltd	42,326		4,993		Brinker International Inc	523		25
			$11,894		Burger King Worldwide Inc	742		20
					CarMax Inc (a)	10,200		530
Packaging & Containers - 0.11%					Chipotle Mexican Grill Inc (a)	1,699		1,006
Ball Corp	1,104		69		Coach Inc	2,123		73
Crown Holdings Inc (a)	910		45		Copart Inc (a)	871		31
Owens-Illinois Inc (a)	719		25
					Costco Wholesale Corp	19,230		2,215
Packaging Corp of America	727		52		CVS Caremark Corp	853		64
Sealed Air Corp	1,453		50		Dick's Sporting Goods Inc	130		6
Silgan Holdings Inc	327		17		Dillard's Inc	134		16
			$258		Dollar General Corp (a)	1,140		65
Pharmaceuticals - 6.76%					Dollar Tree Inc (a)	15,100		822
AbbVie Inc	7,568		427		Domino's Pizza Inc	418		31
Actavis PLC (a)	834		186		Foot Locker Inc	158		8
Allergan Inc/United States	8,316		1,408		Gap Inc/The	1,279		53
AmerisourceBergen Corp	1,112		81		GNC Holdings Inc	644		22
Bristol-Myers Squibb Co	2,829		137		Home Depot Inc/The	6,588		533
Cardinal Health Inc	11,913		817		Lowe's Cos Inc	34,607		1,661
Catamaran Corp (a)	1,518		67		Macy's Inc	1,412		82
Endo International PLC (a)	644		45		McDonald's Corp	4,826		486
Express Scripts Holding Co (a)	58,949		4,087		MSC Industrial Direct Co Inc	349		33
Forest Laboratories Inc (a)	1,016		101		Nordstrom Inc	1,073		73
Herbalife Ltd	631		41		Nu Skin Enterprises Inc	427		32
Johnson & Johnson	2,123		222		O'Reilly Automotive Inc (a)	523		79
Mallinckrodt PLC (a)	210		17		Panera Bread Co (a)	186		28
McKesson Corp	14,682		2,733		PetSmart Inc	767		46
Mead Johnson Nutrition Co	38,437		3,581		Ross Stores Inc	1,044		69
Merck & Co Inc	1,955		113		Sally Beauty Holdings Inc (a)	1,265		32
Mylan Inc/PA (a)	1,821		94		Signet Jewelers Ltd	426		47
Pharmacyclics Inc (a)	471		42		Starbucks Corp	68,663		5,313
Questcor Pharmaceuticals Inc	472		44		Tiffany & Co	477		48
Quintiles Transnational Holdings Inc (a)	95		5		TJX Cos Inc/The	3,418		182
Valeant Pharmaceuticals International Inc (a)	12,500		1,576		Tractor Supply Co	14,222		859
Zoetis Inc	2,389		77		Walgreen Co	8,485		629
			$15,901		Wal-Mart Stores Inc	688		52
					Williams-Sonoma Inc	724		52
Pipelines - 0.09%					World Fuel Services Corp	116		6
Kinder Morgan Inc/DE	1,404		51		Yum! Brands Inc	2,185		177
Williams Cos Inc/The	2,899		169					$15,758
			$220
					Semiconductors - 2.78%
Real Estate - 0.03%					Applied Materials Inc	3,271		74
CBRE Group Inc (a)	2,073		66		ASML Holding NV - NY Reg Shares	12,300		1,147
Jones Lang LaSalle Inc	92		12		Avago Technologies Ltd	1,042		75
			$78		Intel Corp	2,005		62
REITS - 1.22%					Linear Technology Corp	1,000		47
American Tower Corp	1,875		169		Maxim Integrated Products Inc	2,147		73
					Micron Technology Inc (a)	4,445		146
Apartment Investment & Management Co	567		18		ON Semiconductor Corp (a)	1,752		16
Boston Properties Inc	102		12
Crown Castle International Corp	27,182		2,018		Qualcomm Inc	57,151		4,527
Equity Lifestyle Properties Inc	435		19		Skyworks Solutions Inc	1,468		69
Extra Space Storage Inc	897		48		Texas Instruments Inc	5,111		244
Federal Realty Investment Trust	316		38		Xilinx Inc	1,222		58
Health Care REIT Inc	1,263		79					$6,538
NorthStar Realty Finance Corp	608		10

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	CONVERTIBLE PREFERRED STOCKS -
Shipbuilding - 0.01%				0.12%	Shares Held	Value (000's)
Huntington Ingalls Industries Inc	371	$35		Internet - 0.12%
				Airbnb Inc (a),(b),(c),(e)	1,312	$160
				Dropbox Inc (a),(b),(c),(d)	8,228	121
Software - 5.28%
Activision Blizzard Inc	2,531	57		TOTAL CONVERTIBLE PREFERRED STOCKS		$281
Adobe Systems Inc (a)	2,105	152		Total Investments		$234,671
Akamai Technologies Inc (a)	11,369	694		Other Assets in Excess of Liabilities, Net - 0.22%		$527
ANSYS Inc (a)	18,340	1,391		TOTAL NET ASSETS - 100.00%		$235,198
athenahealth Inc (a)	1,800	225
Broadridge Financial Solutions Inc	876	37
Cerner Corp (a)	1,417	73		(a) Non-Income Producing Security
Citrix Systems Inc (a)	1,149	72		(b) Security is Illiquid
Dun & Bradstreet Corp/The	103	12		(c)		Fair value of these investments is determined in good faith by the
Electronic Arts Inc (a)	1,865	67		Manager under procedures established and periodically reviewed by the
Fiserv Inc (a)	1,215	73		Board of Directors. At the end of the period, the fair value of these
Informatica Corp (a)	767	27		securities totaled $281 or 0.12% of net assets.
Intuit Inc	1,419	114		(d)		Restricted Security. At the end of the period, the value of this security
Microsoft Corp	26,073	1,087		totaled $121 or 0.05% of net assets. The security was purchased on
NetSuite Inc (a)	7,600	660		January 30, 2014 at a cost of $157.
Oracle Corp	16,023	650		(e)		Restricted Security. At the end of the period, the value of this security
Paychex Inc	1,421	59		totaled $160 or 0.07% of net assets. The security was purchased on April
PTC Inc (a)	918	36		16, 2014 at a total cost of $160.
Red Hat Inc (a)	16,800	929
Salesforce.com Inc (a)	72,768	4,226
ServiceNow Inc (a)	11,900	737
VMware Inc (a)	5,931	574		Portfolio Summary (unaudited)
Workday Inc (a)	5,200	467		Sector		Percent
		$12,419		Consumer, Non-cyclical		24 .98%
				Communications		14 .31%
Telecommunications - 0.79%				Consumer, Cyclical		13 .41%
ARRIS Group Inc (a)	974	32		Technology		13 .12%
CenturyLink Inc	270	10		Industrial		12 .97%
Corning Inc	2,350	52		Financial		8.10%
Harris Corp	140	11		Energy		7.74%
Juniper Networks Inc (a)	26,991	662		Basic Materials		3.36%
Level 3 Communications Inc (a)	1,305	57		Exchange Traded Funds		1.76%
SBA Communications Corp (a)	529	54		Utilities		0.03%
Verizon Communications Inc	19,412	950		Other Assets in Excess of Liabilities, Net		0.22%
Windstream Holdings Inc	4,147	41		TOTAL NET ASSETS		100.00%
		$1,869

Toys, Games & Hobbies - 0.02%
Hasbro Inc	755	40

Transportation - 0.96%
Expeditors International of Washington Inc	1,528	67
FedEx Corp	4,904	742
Kansas City Southern	4,700	505
Kirby Corp (a)	441	52
Landstar System Inc	344	22
Norfolk Southern Corp	422	44
Old Dominion Freight Line Inc (a)	503	32
Teekay Corp	161	10
Union Pacific Corp	4,311	430
United Parcel Service Inc	3,368	346
		$2,250
TOTAL COMMON STOCKS		$230,250
INVESTMENT COMPANIES - 1.76%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 1.76%
BlackRock Liquidity Funds TempFund	2,881,944	2,882
Portfolio
Goldman Sachs Financial Square Funds -	1,036,078	1,036
Money Market Fund
JP Morgan Prime Money Market Fund	222,229	222
		$4,140
TOTAL INVESTMENT COMPANIES		$4,140

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
June 30, 2014 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
S&P 500 Emini; September 2014	Long	47	$4,561		$4,588	$27
Total						$27
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2014 (unaudited)

COMMON STOCKS - 98.97%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.15%				Beverages - 2.17%
Interpublic Group of Cos Inc/The	40,806	$796		Brown-Forman Corp	15,613	$1,470
Omnicom Group Inc	24,893	1,773		Coca-Cola Co/The	364,071	15,422
		$2,569		Coca-Cola Enterprises Inc	22,522	1,076
				Constellation Brands Inc (a)	16,256	1,433
Aerospace & Defense - 1.91%				Dr Pepper Snapple Group Inc	18,915	1,108
Boeing Co/The	64,619	8,222		Keurig Green Mountain Inc	12,226	1,523
General Dynamics Corp	31,373	3,657		Molson Coors Brewing Co	15,304	1,135
L-3 Communications Holdings Inc	8,306	1,003		Monster Beverage Corp (a)	13,035	926
Lockheed Martin Corp	25,678	4,127		PepsiCo Inc	146,024	13,046
Northrop Grumman Corp	20,625	2,467				$37,139
Raytheon Co	30,134	2,780
Rockwell Collins Inc	13,051	1,020		Biotechnology - 2.46%
United Technologies Corp	81,234	9,378		Alexion Pharmaceuticals Inc (a)	19,051	2,977
		$32,654		Amgen Inc	72,915	8,631
				Biogen Idec Inc (a)	22,847	7,204
Agriculture - 1.61%				Celgene Corp (a)	77,136	6,624
Altria Group Inc	191,333	8,024		Gilead Sciences Inc (a)	147,915	12,264
Archer-Daniels-Midland Co	63,037	2,780		Regeneron Pharmaceuticals Inc (a)	7,676	2,168
Lorillard Inc	34,919	2,129		Vertex Pharmaceuticals Inc (a)	22,750	2,154
Philip Morris International Inc	151,497	12,773				$42,022
Reynolds American Inc	29,970	1,809
		$27,515		Building Materials - 0.09%
				Masco Corp	34,342	763
Airlines - 0.29%				Vulcan Materials Co	12,599	803
Delta Air Lines Inc	81,671	3,162				$1,566
Southwest Airlines Co	66,637	1,790
		$4,952		Chemicals - 2.54%
Apparel - 0.64%				Air Products & Chemicals Inc	20,446	2,630
Michael Kors Holdings Ltd (a)	17,316	1,535		Airgas Inc	6,440	701
				CF Industries Holdings Inc	5,016	1,206
Nike Inc	71,048	5,510		Dow Chemical Co/The	115,973	5,968
Ralph Lauren Corp	5,640	906		Eastman Chemical Co	14,471	1,264
Under Armour Inc (a)	15,600	928
				Ecolab Inc	26,023	2,897
VF Corp	33,158	2,089		EI du Pont de Nemours & Co	88,454	5,788
		$10,968		FMC Corp	12,826	913
Automobile Manufacturers - 0.78%				International Flavors & Fragrances Inc	7,830	817
Ford Motor Co	380,869	6,566		LyondellBasell Industries NV	40,123	3,918
General Motors Co	126,664	4,598		Monsanto Co	50,487	6,298
PACCAR Inc	34,164	2,147		Mosaic Co/The	31,157	1,541
		$13,311		PPG Industries Inc	13,317	2,799
				Praxair Inc	28,215	3,748
Automobile Parts & Equipment - 0.42%				Sherwin-Williams Co/The	8,159	1,688
BorgWarner Inc	22,021	1,435		Sigma-Aldrich Corp	11,447	1,162
Delphi Automotive PLC	26,616	1,830				$43,338
Goodyear Tire & Rubber Co/The	26,586	739
Johnson Controls Inc	63,971	3,194		Coal - 0.08%
		$7,198		Consol Energy Inc	22,144	1,020
				Peabody Energy Corp	26,133	427
Banks - 7.23%						$1,447
Bank of America Corp	1,012,855	15,567
Bank of New York Mellon Corp/The	109,839	4,117		Commercial Services - 1.31%
BB&T Corp	69,205	2,729		ADT Corp/The	16,783	586
Capital One Financial Corp	55,054	4,547		Alliance Data Systems Corp (a)	5,221	1,468
Citigroup Inc	292,596	13,781		Automatic Data Processing Inc	46,435	3,681
Comerica Inc	17,499	878		Cintas Corp	9,725	618
Fifth Third Bancorp	81,920	1,749		Equifax Inc	11,754	853
Goldman Sachs Group Inc/The	40,056	6,707		H&R Block Inc	26,412	885
Huntington Bancshares Inc/OH	79,730	761		Iron Mountain Inc	16,455	583
JP Morgan Chase & Co	364,540	21,005		MasterCard Inc	96,783	7,111
KeyCorp	85,078	1,219		McGraw Hill Financial Inc	26,218	2,177
M&T Bank Corp	12,665	1,571		Moody's Corp	18,113	1,588
Morgan Stanley	134,810	4,358		Quanta Services Inc (a)	20,984	726
Northern Trust Corp	21,411	1,375		Robert Half International Inc	13,242	632
PNC Financial Services Group Inc/The	51,447	4,581		Total System Services Inc	15,998	503
Regions Financial Corp	132,824	1,411		Western Union Co/The	51,908	900
State Street Corp	41,492	2,791				$22,311
SunTrust Banks Inc	51,323	2,056		Computers - 5.75%
US Bancorp/MN	174,833	7,574		Accenture PLC - Class A	60,976	4,929
Wells Fargo & Co	461,659	24,265		Apple Inc	580,770	53,971
Zions Bancorporation	17,809	525		Cognizant Technology Solutions Corp (a)	58,606	2,867
		$123,567		Computer Sciences Corp	13,954	882
				EMC Corp/MA	197,193	5,194

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Computers (continued)					Electric (continued)
Hewlett-Packard Co	180,246		$6,071		Wisconsin Energy Corp	21,722		$1,019
International Business Machines Corp	91,643		16,612		Xcel Energy Inc	48,349		1,558
NetApp Inc	31,908		1,165					$47,702
SanDisk Corp	21,788		2,275
Seagate Technology PLC	31,454		1,787		Electrical Components & Equipment - 0.33%
Teradata Corp (a)	15,189		611		AMETEK Inc	23,627		1,235
Western Digital Corp	20,151		1,860		Emerson Electric Co	67,591		4,486
			$98,224					$5,721

Consumer Products - 0.33%					Electronics - 1.33%
Avery Dennison Corp	9,170		470		Agilent Technologies Inc	32,099		1,844
Clorox Co/The	12,385		1,132		Allegion PLC	8,647		490
Kimberly-Clark Corp	36,292		4,036		Amphenol Corp	15,135		1,458
			$5,638		FLIR Systems Inc	13,641		474
					Garmin Ltd	11,819		720
Cosmetics & Personal Care - 1.68%					Honeywell International Inc	75,429		7,011
Avon Products Inc	41,845		612		Jabil Circuit Inc	17,817		372
Colgate-Palmolive Co	83,760		5,711		PerkinElmer Inc	10,905		511
Estee Lauder Cos Inc/The	24,335		1,807		TE Connectivity Ltd	39,368		2,434
Procter & Gamble Co/The (b)	260,635		20,483		Thermo Fisher Scientific Inc	38,425		4,534
			$28,613		Tyco International Ltd	44,430		2,026
					Waters Corp (a)	8,167		853
Distribution & Wholesale - 0.27%								$22,727
Fastenal Co	26,298		1,301
Fossil Group Inc (a)	4,588		480		Engineering & Construction - 0.11%
Genuine Parts Co	14,795		1,299		Fluor Corp	15,328		1,178
WW Grainger Inc	5,866		1,492		Jacobs Engineering Group Inc (a)	12,739		679
			$4,572					$1,857

Diversified Financial Services - 2.51%					Environmental Control - 0.22%
American Express Co	87,689		8,319		Republic Services Inc	25,743		977
Ameriprise Financial Inc	18,289		2,195		Stericycle Inc (a)	8,157		966
BlackRock Inc	12,051		3,851		Waste Management Inc	41,670		1,864
Charles Schwab Corp/The	112,792		3,037					$3,807
CME Group Inc/IL	30,403		2,157
Discover Financial Services	44,911		2,784		Food - 1.64%
E*Trade Financial Corp (a)	27,776		591		Campbell Soup Co	17,234		790
Franklin Resources Inc	38,693		2,238		ConAgra Foods Inc	40,565		1,204
Intercontinental Exchange Inc	11,086		2,094		General Mills Inc	59,187		3,110
Invesco Ltd	41,675		1,573		Hershey Co/The	14,372		1,399
Legg Mason Inc	9,900		508		Hormel Foods Corp	12,968		640
NASDAQ OMX Group Inc/The	11,343		438		JM Smucker Co/The	9,987		1,064
Navient Corp	40,718		721		Kellogg Co	24,554		1,613
T Rowe Price Group Inc	25,306		2,136		Kraft Foods Group Inc	57,339		3,437
Visa Inc	48,420		10,203		Kroger Co/The	49,079		2,426
			$42,845		McCormick & Co Inc/MD	12,570		900
					Mondelez International Inc	162,920		6,127
Electric - 2.79%					Safeway Inc	22,182		762
AES Corp/VA	63,576		989		Sysco Corp	56,305		2,109
Ameren Corp	23,370		955		Tyson Foods Inc	26,512		995
American Electric Power Co Inc	47,012		2,622		Whole Foods Market Inc	35,404		1,368
CMS Energy Corp	25,957		808					$27,944
Consolidated Edison Inc	28,211		1,629
Dominion Resources Inc/VA	56,020		4,006		Forest Products & Paper - 0.17%
DTE Energy Co	17,050		1,328		International Paper Co	41,724		2,106
Duke Energy Corp	68,120		5,054		MeadWestvaco Corp	16,169		715
Edison International	31,382		1,824					$2,821
Entergy Corp	17,278		1,418		Gas - 0.30%
Exelon Corp	82,711		3,017		AGL Resources Inc	11,487		632
FirstEnergy Corp	40,445		1,404		CenterPoint Energy Inc	41,393		1,057
Integrys Energy Group Inc	7,702		548		NiSource Inc	30,329		1,193
NextEra Energy Inc	42,006		4,305		Sempra Energy	21,960		2,300
Northeast Utilities	30,435		1,439					$5,182
NRG Energy Inc	32,483		1,208
Pepco Holdings Inc	24,178		664		Hand & Machine Tools - 0.12%
PG&E Corp	44,765		2,150		Snap-on Inc	5,610		665
Pinnacle West Capital Corp	10,629		615		Stanley Black & Decker Inc	15,032		1,320
PPL Corp	60,849		2,162					$1,985
Public Service Enterprise Group Inc	48,730		1,988		Healthcare - Products - 1.79%
SCANA Corp	13,638		734		Baxter International Inc	52,263		3,779
Southern Co/The	85,802		3,894		Becton Dickinson and Co	18,609		2,201
TECO Energy Inc	19,720		364		Boston Scientific Corp (a)	127,398		1,627

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Products (continued)					Internet (continued)
CareFusion Corp (a)	19,968		$886		Expedia Inc	9,879		$778
Covidien PLC	43,428		3,916		F5 Networks Inc (a)	7,294		813
CR Bard Inc	7,345		1,050		Facebook Inc (a)	165,615		11,144
DENTSPLY International Inc	13,657		647		Google Inc - A Shares (a)	27,286		15,953
Edwards Lifesciences Corp (a)	10,161		872		Google Inc - C Shares (a)	27,286		15,697
Hospira Inc	16,099		827		Netflix Inc (a)	5,774		2,544
Intuitive Surgical Inc (a)	3,699		1,523		Priceline Group Inc/The (a)	5,050		6,075
Medtronic Inc	96,222		6,135		Symantec Corp	66,623		1,526
Patterson Cos Inc	7,908		312		TripAdvisor Inc (a)	10,717		1,165
St Jude Medical Inc	27,376		1,896		VeriSign Inc (a)	11,901		581
Stryker Corp	28,481		2,402		Yahoo! Inc (a)	90,186		3,168
Varian Medical Systems Inc (a)	10,013		833					$76,604
Zimmer Holdings Inc	16,164		1,679
			$30,585		Iron & Steel - 0.14%
					Allegheny Technologies Inc	10,458		471
Healthcare - Services - 1.23%					Nucor Corp	30,674		1,511
Aetna Inc	34,424		2,791		United States Steel Corp	13,938		363
Cigna Corp	25,876		2,380					$2,345
DaVita HealthCare Partners Inc (a)	17,124		1,238
Humana Inc	14,909		1,904		Leisure Products & Services - 0.18%
Laboratory Corp of America Holdings (a)	8,168		836		Carnival Corp	42,240		1,590
Quest Diagnostics Inc	13,917		817		Harley-Davidson Inc	21,033		1,469
Tenet Healthcare Corp (a)	9,406		442					$3,059
UnitedHealth Group Inc	94,379		7,715		Lodging - 0.32%
WellPoint Inc	26,938		2,899		Marriott International Inc/DE	21,149		1,356
			$21,022		Starwood Hotels & Resorts Worldwide Inc	18,493		1,495
Holding Companies - Diversified - 0.05%					Wyndham Worldwide Corp	12,262		928
Leucadia National Corp	30,530		800		Wynn Resorts Ltd	7,802		1,619
								$5,398

Home Builders - 0.12%					Machinery - Construction & Mining - 0.42%
DR Horton Inc	27,570		677		Caterpillar Inc	60,125		6,534
Lennar Corp	16,933		711		Joy Global Inc	9,623		592
Pulte Group Inc	32,824		662					$7,126
			$2,050		Machinery - Diversified - 0.61%
Home Furnishings - 0.10%					Cummins Inc	16,472		2,541
Harman International Industries Inc	6,559		705		Deere & Co	35,040		3,173
Whirlpool Corp	7,488		1,042		Flowserve Corp	13,228		984
			$1,747		Rockwell Automation Inc	13,335		1,669
					Roper Industries Inc	9,611		1,403
Housewares - 0.05%					Xylem Inc/NY	17,701		692
Newell Rubbermaid Inc	26,651		826					$10,462

					Media - 3.48%
Insurance - 4.01%					Cablevision Systems Corp	20,851		368
ACE Ltd	32,527		3,373		CBS Corp	50,906		3,163
Aflac Inc	43,743		2,723		Comcast Corp - Class A	250,410		13,442
Allstate Corp/The	41,801		2,455		DIRECTV (a)	45,131		3,837
American International Group Inc	139,339		7,605		Discovery Communications Inc - A Shares (a)	21,002		1,560
Aon PLC	28,558		2,573		Gannett Co Inc	21,844		684
Assurant Inc	6,901		452		Graham Holdings Co	421		302
Berkshire Hathaway Inc - Class B (a)	173,422		21,948		News Corp (a)	47,963		860
Chubb Corp/The	23,549		2,171		Nielsen NV	29,197		1,413
Cincinnati Financial Corp	14,175		681		Scripps Networks Interactive Inc	10,325		838
Genworth Financial Inc (a)	47,801		832		Time Warner Cable Inc	26,836		3,953
Hartford Financial Services Group Inc/The	43,314		1,551		Time Warner Inc	84,964		5,969
Lincoln National Corp	25,404		1,307		Twenty-First Century Fox Inc - A Shares	184,418		6,482
Loews Corp	29,409		1,294		Viacom Inc	37,674		3,268
Marsh & McLennan Cos Inc	52,937		2,743		Walt Disney Co/The	155,132		13,301
MetLife Inc	108,414		6,024					$59,440
Progressive Corp/The	52,460		1,330
Prudential Financial Inc	44,499		3,950		Metal Fabrication & Hardware - 0.21%
Torchmark Corp	8,458		693		Precision Castparts Corp	13,943		3,519
Travelers Cos Inc/The	33,468		3,148
Unum Group	24,793		862		Mining - 0.38%
XL Group PLC	26,150		856		Alcoa Inc	112,913		1,681
			$68,571		Freeport-McMoRan Copper & Gold Inc	100,048		3,652
Internet - 4.48%					Newmont Mining Corp	48,018		1,222
Amazon.com Inc (a)	35,901		11,660					$6,555
eBay Inc (a)	109,862		5,500

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Miscellaneous Manufacturing - 3.15%				Pharmaceuticals - 7.16%
3M Co	59,868	$8,576		Abbott Laboratories	144,665	$5,917
Danaher Corp	57,945	4,562		AbbVie Inc	153,153	8,644
Dover Corp	16,036	1,459		Actavis PLC (a)	16,803	3,748
Eaton Corp PLC	45,915	3,544		Allergan Inc/United States	28,660	4,850
General Electric Co	965,861	25,383		AmerisourceBergen Corp	21,753	1,581
Illinois Tool Works Inc	36,561	3,201		Bristol-Myers Squibb Co	159,617	7,743
Ingersoll-Rand PLC	24,177	1,511		Cardinal Health Inc	32,768	2,247
Leggett & Platt Inc	13,356	458		Eli Lilly & Co	94,885	5,899
Pall Corp	10,564	902		Express Scripts Holding Co (a)	74,452	5,162
Parker Hannifin Corp	14,345	1,804		Forest Laboratories Inc (a)	23,105	2,287
Pentair PLC	18,753	1,352		Johnson & Johnson	272,495	28,508
Textron Inc	26,886	1,029		McKesson Corp	22,209	4,135
		$53,781		Mead Johnson Nutrition Co	19,466	1,814
				Merck & Co Inc	281,479	16,284
Office & Business Equipment - 0.11%				Mylan Inc/PA (a)	35,997	1,856
Pitney Bowes Inc	19,518	539		Perrigo Co PLC	12,887	1,878
Xerox Corp	105,218	1,309		Pfizer Inc (b)	614,390	18,235
		$1,848		Zoetis Inc	48,258	1,557
Oil & Gas - 8.21%						$122,345
Anadarko Petroleum Corp	48,646	5,325		Pipelines - 0.62%
Apache Corp	37,151	3,738		Kinder Morgan Inc/DE	64,354	2,333
Cabot Oil & Gas Corp	40,193	1,372		ONEOK Inc	20,022	1,363
Chesapeake Energy Corp	48,768	1,516		Spectra Energy Corp	64,600	2,744
Chevron Corp	183,357	23,937		Williams Cos Inc/The	71,064	4,137
Cimarex Energy Co	8,383	1,203				$10,577
ConocoPhillips	118,251	10,138
Denbury Resources Inc	33,874	625		Publicly Traded Investment Fund - 0.90%
Devon Energy Corp	36,931	2,932		iShares Core S&P 500 ETF	78,116	15,389
Diamond Offshore Drilling Inc	6,605	328
Ensco PLC	22,511	1,251		Real Estate - 0.05%
EOG Resources Inc	52,639	6,151		CBRE Group Inc (a)	26,864	861
EQT Corp	14,616	1,563
Exxon Mobil Corp	413,629	41,644
Helmerich & Payne Inc	10,416	1,209		REITS - 2.15%
Hess Corp	25,422	2,514		American Tower Corp	38,118	3,430
Marathon Oil Corp	65,119	2,600		Apartment Investment & Management Co	14,072	454
Marathon Petroleum Corp	27,801	2,170		AvalonBay Communities Inc	11,735	1,669
Murphy Oil Corp	16,247	1,080		Boston Properties Inc	14,741	1,742
Nabors Industries Ltd	25,211	741		Crown Castle International Corp	32,151	2,388
Newfield Exploration Co (a)	13,132	580		Equity Residential	32,350	2,038
Noble Corp PLC	24,487	822		Essex Property Trust Inc	6,021	1,113
Noble Energy Inc	34,603	2,680		General Growth Properties Inc	50,221	1,183
Occidental Petroleum Corp	75,669	7,766		HCP Inc	44,133	1,826
Phillips 66	54,502	4,384		Health Care REIT Inc	29,421	1,844
Pioneer Natural Resources Co	13,778	3,166		Host Hotels & Resorts Inc	72,907	1,605
QEP Resources Inc	17,344	598		Kimco Realty Corp	39,548	909
Range Resources Corp	16,245	1,413		Macerich Co/The	13,551	905
Rowan Cos PLC	11,978	383		Plum Creek Timber Co Inc	17,058	769
Southwestern Energy Co (a)	34,008	1,547		Prologis Inc	48,129	1,978
Tesoro Corp	12,456	731		Public Storage	13,960	2,392
Transocean Ltd	32,774	1,476		Simon Property Group Inc	29,922	4,975
Valero Energy Corp	51,398	2,575		Ventas Inc	28,350	1,817
		$140,158		Vornado Realty Trust	16,788	1,792
				Weyerhaeuser Co	56,372	1,865
Oil & Gas Services - 1.75%						$36,694
Baker Hughes Inc	41,993	3,126
Cameron International Corp (a)	19,667	1,332		Retail - 5.75%
FMC Technologies Inc (a)	22,653	1,384		AutoNation Inc (a)	6,095	364
Halliburton Co	81,343	5,776		AutoZone Inc (a)	3,200	1,716
National Oilwell Varco Inc	41,325	3,403		Bed Bath & Beyond Inc (a)	19,651	1,128
Schlumberger Ltd	125,425	14,794		Best Buy Co Inc	26,541	823
		$29,815		CarMax Inc (a)	21,232	1,104
				Chipotle Mexican Grill Inc (a)	2,994	1,774
Packaging & Containers - 0.14%				Coach Inc	26,408	903
Ball Corp	13,428	842		Costco Wholesale Corp	42,216	4,862
Bemis Co Inc	9,714	395		CVS Caremark Corp	112,619	8,488
Owens-Illinois Inc (a)	15,900	551
				Darden Restaurants Inc	12,710	588
Sealed Air Corp	18,718	639		Dollar General Corp (a)	29,214	1,676
		$2,427		Dollar Tree Inc (a)	19,920	1,085
				Family Dollar Stores Inc	9,209	609
				GameStop Corp	11,037	447

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Retail (continued)					Telecommunications (continued)
Gap Inc/The	25,045		$1,041		Frontier Communications Corp	96,539		$564
Home Depot Inc/The	131,773		10,668		Harris Corp	10,258		777
Kohl's Corp	18,770		989		Juniper Networks Inc (a)	45,632		1,120
L Brands Inc	23,620		1,385		Motorola Solutions Inc	21,792		1,451
Lowe's Cos Inc	96,060		4,610		Verizon Communications Inc	398,870		19,517
Macy's Inc	34,716		2,014		Windstream Holdings Inc	58,047		578
McDonald's Corp	95,203		9,591					$58,707
Nordstrom Inc	13,540		920
O'Reilly Automotive Inc (a)	10,217		1,539		Textiles - 0.05%
					Mohawk Industries Inc (a)	5,892		815
PetSmart Inc	9,556		571
PVH Corp	7,925		924
Ross Stores Inc	20,459		1,353		Toys, Games & Hobbies - 0.11%
Staples Inc	62,282		675		Hasbro Inc	11,128		590
Starbucks Corp	72,509		5,611		Mattel Inc	32,676		1,274
Target Corp	61,017		3,536					$1,864
Tiffany & Co	10,689		1,071
TJX Cos Inc/The	67,453		3,585		Transportation - 1.70%
Tractor Supply Co	13,339		806		CH Robinson Worldwide Inc	14,297		912
Urban Outfitters Inc (a)	9,818		332		CSX Corp	96,739		2,981
Walgreen Co	84,566		6,269		Expeditors International of Washington Inc	19,011		840
Wal-Mart Stores Inc	155,247		11,654		FedEx Corp	26,756		4,050
Yum! Brands Inc	42,513		3,452		Kansas City Southern	10,626		1,142
			$98,163		Norfolk Southern Corp	29,825		3,073
					Ryder System Inc	5,123		451
Savings & Loans - 0.05%					Union Pacific Corp	87,248		8,703
Hudson City Bancorp Inc	45,835		451		United Parcel Service Inc	67,891		6,970
People's United Financial Inc	29,874		453					$29,122
			$904		TOTAL COMMON STOCKS			$1,690,385
Semiconductors - 3.05%					INVESTMENT COMPANIES - 0.88%	Shares Held	Value	(000	's)
Altera Corp	30,172		1,049		Publicly Traded Investment Fund - 0.88%
Analog Devices Inc	30,258		1,636		BlackRock Liquidity Funds FedFund Portfolio	15,057,332		15,057
Applied Materials Inc	117,258		2,644
Avago Technologies Ltd	24,245		1,747		TOTAL INVESTMENT COMPANIES			$15,057
Broadcom Corp	53,529		1,987		Total Investments			$1,705,442
First Solar Inc (a)	6,847		487
					Other Assets in Excess of Liabilities, Net - 0.15%			$2,586
Intel Corp	479,475		14,816		TOTAL NET ASSETS - 100.00%			$1,708,028
KLA-Tencor Corp	15,972		1,160
Lam Research Corp	15,616		1,055
Linear Technology Corp	22,785		1,073		(a) Non-Income Producing Security
Microchip Technology Inc	19,292		942		(b)	Security or a portion of the security was pledged to cover margin
Micron Technology Inc (a)	103,098		3,397		requirements for futures contracts. At the end of the period, the value of
NVIDIA Corp	53,743		996		these securities totaled $4,018 or 0.24% of net assets.
Qualcomm Inc	162,574		12,876
Texas Instruments Inc	103,962		4,968
Xilinx Inc	25,890		1,225
			$52,058		Portfolio Summary (unaudited)
					Sector			Percent
Software - 3.78%					Consumer, Non-cyclical			21 .46%
Adobe Systems Inc (a)	44,585		3,226		Financial			16 .00%
Akamai Technologies Inc (a)	17,145		1,047		Technology			12 .61%
Autodesk Inc (a)	21,948		1,237		Communications			11 .55%
CA Inc	30,718		883		Energy			10 .66%
Cerner Corp (a)	28,443		1,467		Industrial			10 .34%
Citrix Systems Inc (a)	15,783		987		Consumer, Cyclical			9.08%
Dun & Bradstreet Corp/The	3,565		393		Basic Materials			3.23%
Electronic Arts Inc (a)	30,296		1,087		Utilities			3.09%
Fidelity National Information Services Inc	27,720		1,517		Exchange Traded Funds			1.78%
Fiserv Inc (a)	24,005		1,448		Diversified			0.05%
Intuit Inc	27,344		2,202		Other Assets in Excess of Liabilities, Net			0.15%
Microsoft Corp	724,025		30,192		TOTAL NET ASSETS			100.00%
Oracle Corp	330,695		13,403
Paychex Inc	31,181		1,296
Red Hat Inc (a)	18,237		1,008
Salesforce.com Inc (a)	54,409		3,160
			$64,553

Telecommunications - 3.44%
AT&T Inc	499,894		17,676
CenturyLink Inc	55,167		1,997
Cisco Systems Inc	493,411		12,261
Corning Inc	126,031		2,766

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2014 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
S&P 500 Emini; September 2014	Long	144	$13,978		$14,057	$79
Total						$79
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2014 (unaudited)

COMMON STOCKS - 88.64%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.13%			Beverages - 1.92%
Interpublic Group of Cos Inc/The	1,118	$22	Brown-Forman Corp	428	$40
Omnicom Group Inc	682	48	Coca-Cola Co/The	9,977	423
		$70	Coca-Cola Enterprises Inc	617	30
			Constellation Brands Inc (a)	445	39
Aerospace & Defense - 1.69%			Dr Pepper Snapple Group Inc	518	30
Boeing Co/The	1,771	225	Keurig Green Mountain Inc	335	42
General Dynamics Corp	860	100	Molson Coors Brewing Co	419	31
L-3 Communications Holdings Inc	228	28	Monster Beverage Corp (a)	357	25
Lockheed Martin Corp	704	113	PepsiCo Inc	4,002	358
Northrop Grumman Corp	565	68			$1,018
Raytheon Co	826	76
Rockwell Collins Inc	358	28	Biotechnology - 2.17%
United Technologies Corp	2,226	257	Alexion Pharmaceuticals Inc (a)	522	82
		$895	Amgen Inc	1,998	236
			Biogen Idec Inc (a)	626	197
Agriculture - 1.42%			Celgene Corp (a)	2,114	182
Altria Group Inc	5,243	220	Gilead Sciences Inc (a)	4,053	336
Archer-Daniels-Midland Co	1,727	76	Regeneron Pharmaceuticals Inc (a)	210	59
Lorillard Inc	957	58	Vertex Pharmaceuticals Inc (a)	623	59
Philip Morris International Inc	4,151	350			$1,151
Reynolds American Inc	821	50
		$754	Building Materials - 0.08%
			Masco Corp	941	21
Airlines - 0.26%			Vulcan Materials Co	345	22
Delta Air Lines Inc	2,238	87			$43
Southwest Airlines Co	1,826	49
		$136	Chemicals - 2.24%
Apparel - 0.57%			Air Products & Chemicals Inc	560	72
Michael Kors Holdings Ltd (a)	475	42	Airgas Inc	176	19
			CF Industries Holdings Inc	137	33
Nike Inc	1,947	151	Dow Chemical Co/The	3,178	164
Ralph Lauren Corp	155	25	Eastman Chemical Co	397	35
Under Armour Inc (a)	427	26
			Ecolab Inc	713	79
VF Corp	909	57	EI du Pont de Nemours & Co	2,424	159
		$301	FMC Corp	351	25
Automobile Manufacturers - 0.69%			International Flavors & Fragrances Inc	215	22
Ford Motor Co	10,437	180	LyondellBasell Industries NV	1,099	107
General Motors Co	3,471	126	Monsanto Co	1,384	173
PACCAR Inc	936	59	Mosaic Co/The	854	42
		$365	PPG Industries Inc	365	77
			Praxair Inc	773	103
Automobile Parts & Equipment - 0.37%			Sherwin-Williams Co/The	224	46
BorgWarner Inc	603	39	Sigma-Aldrich Corp	314	32
Delphi Automotive PLC	729	50			$1,188
Goodyear Tire & Rubber Co/The	729	20
Johnson Controls Inc	1,753	88	Coal - 0.08%
		$197	Consol Energy Inc	607	28
			Peabody Energy Corp	716	12
Banks - 6.38%					$40
Bank of America Corp	27,755	427
Bank of New York Mellon Corp/The	3,010	113	Commercial Services - 1.15%
BB&T Corp	1,896	75	ADT Corp/The	460	16
Capital One Financial Corp	1,509	125	Alliance Data Systems Corp (a)	143	40
Citigroup Inc	8,018	378	Automatic Data Processing Inc	1,272	101
Comerica Inc	480	24	Cintas Corp	266	17
Fifth Third Bancorp	2,245	48	Equifax Inc	322	23
Goldman Sachs Group Inc/The	1,098	184	H&R Block Inc	724	24
Huntington Bancshares Inc/OH	2,185	21	Iron Mountain Inc	451	16
JP Morgan Chase & Co	9,989	576	MasterCard Inc	2,652	195
KeyCorp	2,331	33	McGraw Hill Financial Inc	718	60
M&T Bank Corp	347	43	Moody's Corp	496	43
Morgan Stanley	3,694	119	Quanta Services Inc (a)	575	20
Northern Trust Corp	587	38	Robert Half International Inc	363	17
PNC Financial Services Group Inc/The	1,410	125	Total System Services Inc	438	14
Regions Financial Corp	3,640	39	Western Union Co/The	1,422	25
State Street Corp	1,137	76			$611
SunTrust Banks Inc	1,406	56	Computers - 5.07%
US Bancorp/MN	4,791	207	Accenture PLC - Class A	1,671	135
Wells Fargo & Co	12,651	665	Apple Inc	15,915	1,479
Zions Bancorporation	488	14	Cognizant Technology Solutions Corp (a)	1,606	79
		$3,386	Computer Sciences Corp	382	24
			EMC Corp/MA	5,404	142

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Computers (continued)			Electric (continued)
Hewlett-Packard Co	4,939	$166	Wisconsin Energy Corp	595		$28
International Business Machines Corp	2,511	455	Xcel Energy Inc	1,325		43
NetApp Inc	874	32				$1,307
SanDisk Corp	597	62
Seagate Technology PLC	862	49	Electrical Components & Equipment - 0.30%
Teradata Corp (a)	416	17	AMETEK Inc	647		34
Western Digital Corp	552	51	Emerson Electric Co	1,852		123
		$2,691				$157

Consumer Products - 0.29%			Electronics - 1.17%
Avery Dennison Corp	251	13	Agilent Technologies Inc	880		51
Clorox Co/The	339	31	Allegion PLC	237		13
Kimberly-Clark Corp	995	110	Amphenol Corp	415		40
		$154	FLIR Systems Inc	374		13
			Garmin Ltd	324		20
Cosmetics & Personal Care - 1.48%			Honeywell International Inc	2,067		192
Avon Products Inc	1,147	17	Jabil Circuit Inc	488		10
Colgate-Palmolive Co	2,295	156	PerkinElmer Inc	299		14
Estee Lauder Cos Inc/The	667	50	TE Connectivity Ltd	1,079		67
Procter & Gamble Co/The	7,142	561	Thermo Fisher Scientific Inc	1,053		124
		$784	Tyco International Ltd	1,218		56
			Waters Corp (a)	224		23
Distribution & Wholesale - 0.24%						$623
Fastenal Co	721	36
Fossil Group Inc (a)	126	13	Engineering & Construction - 0.10%
Genuine Parts Co	405	35	Fluor Corp	420		32
WW Grainger Inc	161	41	Jacobs Engineering Group Inc (a)	349		19
		$125				$51

Diversified Financial Services - 2.21%			Environmental Control - 0.20%
American Express Co	2,403	228	Republic Services Inc	705		27
Ameriprise Financial Inc	501	60	Stericycle Inc (a)	224		26
BlackRock Inc	330	106	Waste Management Inc	1,142		51
Charles Schwab Corp/The	3,091	83				$104
CME Group Inc/IL	833	59
Discover Financial Services	1,231	76	Food - 1.44%
E*Trade Financial Corp (a)	761	16	Campbell Soup Co	472		22
Franklin Resources Inc	1,060	61	ConAgra Foods Inc	1,112		33
Intercontinental Exchange Inc	304	57	General Mills Inc	1,622		85
Invesco Ltd	1,142	43	Hershey Co/The	394		38
Legg Mason Inc	271	14	Hormel Foods Corp	355		18
NASDAQ OMX Group Inc/The	311	12	JM Smucker Co/The	274		29
Navient Corp	1,116	20	Kellogg Co	673		44
T Rowe Price Group Inc	693	59	Kraft Foods Group Inc	1,571		94
Visa Inc	1,327	280	Kroger Co/The	1,345		67
		$1,174	McCormick & Co Inc/MD	344		25
			Mondelez International Inc	4,465		168
Electric - 2.46%			Safeway Inc	608		21
AES Corp/VA	1,742	27	Sysco Corp	1,543		58
Ameren Corp	640	26	Tyson Foods Inc	726		27
American Electric Power Co Inc	1,288	72	Whole Foods Market Inc	970		37
CMS Energy Corp	711	22				$766
Consolidated Edison Inc	773	45
Dominion Resources Inc/VA	1,535	110	Forest Products & Paper - 0.14%
DTE Energy Co	467	36	International Paper Co	1,143		58
Duke Energy Corp	1,867	139	MeadWestvaco Corp	443		19
Edison International	860	50				$77
Entergy Corp	473	39	Gas - 0.27%
Exelon Corp	2,267	83	AGL Resources Inc	315		17
FirstEnergy Corp	1,108	38	CenterPoint Energy Inc	1,134		29
Integrys Energy Group Inc	211	15	NiSource Inc	831		33
NextEra Energy Inc	1,151	118	Sempra Energy	602		63
Northeast Utilities	834	39				$142
NRG Energy Inc	890	33
Pepco Holdings Inc	663	18	Hand & Machine Tools - 0.10%
PG&E Corp	1,227	59	Snap-on Inc	154		18
Pinnacle West Capital Corp	291	17	Stanley Black & Decker Inc	412		36
PPL Corp	1,667	59				$54
Public Service Enterprise Group Inc	1,335	54	Healthcare - Products - 1.58%
SCANA Corp	374	20	Baxter International Inc	1,432		103
Southern Co/The	2,351	107	Becton Dickinson and Co	510		60
TECO Energy Inc	540	10	Boston Scientific Corp (a)	3,491		45

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Products (continued)			Internet (continued)
CareFusion Corp (a)	547	$24	Expedia Inc	271		$21
Covidien PLC	1,190	107	F5 Networks Inc (a)	200		22
CR Bard Inc	201	29	Facebook Inc (a)	4,538		305
DENTSPLY International Inc	374	18	Google Inc - A Shares (a)	748		437
Edwards Lifesciences Corp (a)	278	24	Google Inc - C Shares (a)	748		430
Hospira Inc	441	23	Netflix Inc (a)	158		70
Intuitive Surgical Inc (a)	101	42	Priceline Group Inc/The (a)	138		166
Medtronic Inc	2,637	168	Symantec Corp	1,826		42
Patterson Cos Inc	217	8	TripAdvisor Inc (a)	294		32
St Jude Medical Inc	750	52	VeriSign Inc (a)	326		16
Stryker Corp	780	66	Yahoo! Inc (a)	2,471		87
Varian Medical Systems Inc (a)	274	23				$2,099
Zimmer Holdings Inc	443	46
		$838	Iron & Steel - 0.12%
			Allegheny Technologies Inc	287		13
Healthcare - Services - 1.09%			Nucor Corp	841		41
Aetna Inc	943	77	United States Steel Corp	382		10
Cigna Corp	709	65				$64
DaVita HealthCare Partners Inc (a)	469	34
Humana Inc	409	52	Leisure Products & Services - 0.16%
Laboratory Corp of America Holdings (a)	224	23	Carnival Corp	1,157		44
Quest Diagnostics Inc	381	22	Harley-Davidson Inc	576		40
Tenet Healthcare Corp (a)	258	12				$84
UnitedHealth Group Inc	2,586	211	Lodging - 0.28%
WellPoint Inc	738	80	Marriott International Inc/DE	580		37
		$576	Starwood Hotels & Resorts Worldwide Inc	507		41
Holding Companies - Diversified - 0.04%			Wyndham Worldwide Corp	336		26
Leucadia National Corp	837	22	Wynn Resorts Ltd	214		44
						$148

Home Builders - 0.11%			Machinery - Construction & Mining - 0.37%
DR Horton Inc	756	19	Caterpillar Inc	1,648		179
Lennar Corp	464	19	Joy Global Inc	264		16
Pulte Group Inc	899	18				$195
		$56	Machinery - Diversified - 0.54%
Home Furnishings - 0.09%			Cummins Inc	451		69
Harman International Industries Inc	180	19	Deere & Co	960		87
Whirlpool Corp	205	29	Flowserve Corp	362		27
		$48	Rockwell Automation Inc	365		46
			Roper Industries Inc	263		38
Housewares - 0.04%			Xylem Inc/NY	485		19
Newell Rubbermaid Inc	730	23				$286

			Media - 3.07%
Insurance - 3.54%			Cablevision Systems Corp	571		10
ACE Ltd	891	92	CBS Corp	1,395		87
Aflac Inc	1,199	75	Comcast Corp - Class A	6,862		368
Allstate Corp/The	1,145	67	DIRECTV (a)	1,237		105
American International Group Inc	3,818	208	Discovery Communications Inc - A Shares (a)	576		43
Aon PLC	783	71	Gannett Co Inc	599		19
Assurant Inc	189	12	Graham Holdings Co	12		9
Berkshire Hathaway Inc - Class B (a)	4,752	601	News Corp (a)	1,314		24
Chubb Corp/The	645	59	Nielsen NV	800		39
Cincinnati Financial Corp	388	19	Scripps Networks Interactive Inc	283		23
Genworth Financial Inc (a)	1,310	23	Time Warner Cable Inc	735		108
Hartford Financial Services Group Inc/The	1,187	43	Time Warner Inc	2,328		163
Lincoln National Corp	696	36	Twenty-First Century Fox Inc - A Shares	5,054		178
Loews Corp	806	36	Viacom Inc	1,032		89
Marsh & McLennan Cos Inc	1,451	75	Walt Disney Co/The	4,251		364
MetLife Inc	2,971	165				$1,629
Progressive Corp/The	1,438	37
Prudential Financial Inc	1,219	108	Metal Fabrication & Hardware - 0.18%
Torchmark Corp	232	19	Precision Castparts Corp	382		96
Travelers Cos Inc/The	917	86
Unum Group	679	24	Mining - 0.34%
XL Group PLC	717	23	Alcoa Inc	3,094		46
		$1,879	Freeport-McMoRan Copper & Gold Inc	2,742		100
Internet - 3.96%			Newmont Mining Corp	1,316		34
Amazon.com Inc (a)	984	320				$180
eBay Inc (a)	3,011	151

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Miscellaneous Manufacturing - 2.78%			Pharmaceuticals - 6.32%
3M Co	1,641	$235	Abbott Laboratories	3,964	$162
Danaher Corp	1,588	125	AbbVie Inc	4,197	237
Dover Corp	439	40	Actavis PLC (a)	460	103
Eaton Corp PLC	1,258	97	Allergan Inc/United States	785	133
General Electric Co (b)	26,468	696	AmerisourceBergen Corp	596	43
Illinois Tool Works Inc	1,002	88	Bristol-Myers Squibb Co	4,374	212
Ingersoll-Rand PLC	663	41	Cardinal Health Inc	898	61
Leggett & Platt Inc	366	13	Eli Lilly & Co	2,600	162
Pall Corp	289	25	Express Scripts Holding Co (a)	2,040	141
Parker Hannifin Corp	393	49	Forest Laboratories Inc (a)	633	63
Pentair PLC	514	37	Johnson & Johnson	7,467	781
Textron Inc	737	28	McKesson Corp	609	113
		$1,474	Mead Johnson Nutrition Co	533	50
			Merck & Co Inc	7,713	446
Office & Business Equipment - 0.10%			Mylan Inc/PA (a)	986	51
Pitney Bowes Inc	535	15	Perrigo Co PLC	353	51
Xerox Corp	2,883	36	Pfizer Inc	16,836	500
		$51	Zoetis Inc	1,322	43
Oil & Gas - 7.24%					$3,352
Anadarko Petroleum Corp	1,333	146	Pipelines - 0.55%
Apache Corp	1,018	102	Kinder Morgan Inc/DE	1,764	64
Cabot Oil & Gas Corp	1,101	38	ONEOK Inc	549	38
Chesapeake Energy Corp	1,336	42	Spectra Energy Corp	1,770	75
Chevron Corp	5,025	656	Williams Cos Inc/The	1,947	113
Cimarex Energy Co	230	33			$290
ConocoPhillips	3,240	278
Denbury Resources Inc	928	17	Publicly Traded Investment Fund - 2.09%
Devon Energy Corp	1,012	80	iShares Core S&P 500 ETF	5,639	1,111
Diamond Offshore Drilling Inc	181	9
Ensco PLC	617	34	Real Estate - 0.05%
EOG Resources Inc	1,442	169	CBRE Group Inc (a)	736	24
EQT Corp	401	43
Exxon Mobil Corp (b)	11,335	1,141
Helmerich & Payne Inc	285	33	REITS - 1.90%
Hess Corp	697	69	American Tower Corp	1,045	94
Marathon Oil Corp	1,784	71	Apartment Investment & Management Co	386	12
Marathon Petroleum Corp	762	60	AvalonBay Communities Inc	322	46
Murphy Oil Corp	445	30	Boston Properties Inc	404	48
Nabors Industries Ltd	691	20	Crown Castle International Corp	881	65
Newfield Exploration Co (a)	360	16	Equity Residential	886	56
Noble Corp PLC	671	23	Essex Property Trust Inc	165	31
Noble Energy Inc	948	73	General Growth Properties Inc	1,376	32
Occidental Petroleum Corp	2,074	213	HCP Inc	1,209	50
Phillips 66	1,494	120	Health Care REIT Inc	806	51
Pioneer Natural Resources Co	378	87	Host Hotels & Resorts Inc	1,998	44
QEP Resources Inc	475	16	Kimco Realty Corp	1,084	25
Range Resources Corp	445	39	Macerich Co/The	371	25
Rowan Cos PLC	328	10	Plum Creek Timber Co Inc	467	21
Southwestern Energy Co (a)	932	42	Prologis Inc	1,319	54
Tesoro Corp	341	20	Public Storage	383	66
Transocean Ltd	898	40	Simon Property Group Inc	820	136
Valero Energy Corp	1,408	71	Ventas Inc	777	50
		$3,841	Vornado Realty Trust	460	49
			Weyerhaeuser Co	1,545	51
Oil & Gas Services - 1.54%					$1,006
Baker Hughes Inc	1,151	86
Cameron International Corp (a)	539	37	Retail - 5.07%
FMC Technologies Inc (a)	621	38	AutoNation Inc (a)	167	10
Halliburton Co	2,229	158	AutoZone Inc (a)	88	47
National Oilwell Varco Inc	1,132	93	Bed Bath & Beyond Inc (a)	538	31
Schlumberger Ltd	3,437	405	Best Buy Co Inc	727	23
		$817	CarMax Inc (a)	582	30
			Chipotle Mexican Grill Inc (a)	82	49
Packaging & Containers - 0.12%			Coach Inc	724	25
Ball Corp	368	23	Costco Wholesale Corp	1,157	133
Bemis Co Inc	266	11	CVS Caremark Corp	3,086	233
Owens-Illinois Inc (a)	436	15
			Darden Restaurants Inc	348	16
Sealed Air Corp	513	17	Dollar General Corp (a)	801	46
		$66	Dollar Tree Inc (a)	546	30
			Family Dollar Stores Inc	252	17
			GameStop Corp	302	12

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Retail (continued)			Telecommunications (continued)
Gap Inc/The	686	$29	Frontier Communications Corp	2,645	$15
Home Depot Inc/The	3,611	292	Harris Corp	281	21
Kohl's Corp	514	27	Juniper Networks Inc (a)	1,250	31
L Brands Inc	647	38	Motorola Solutions Inc	597	40
Lowe's Cos Inc	2,632	126	Verizon Communications Inc	10,930	535
Macy's Inc	951	55	Windstream Holdings Inc	1,591	16
McDonald's Corp	2,609	263			$1,609
Nordstrom Inc	371	25
O'Reilly Automotive Inc (a)	280	42	Textiles - 0.04%
			Mohawk Industries Inc (a)	161	22
PetSmart Inc	262	16
PVH Corp	217	25
Ross Stores Inc	561	37	Toys, Games & Hobbies - 0.10%
Staples Inc	1,707	18	Hasbro Inc	305	16
Starbucks Corp	1,987	154	Mattel Inc	895	35
Target Corp	1,672	97			$51
Tiffany & Co	293	29
TJX Cos Inc/The	1,848	98	Transportation - 1.50%
Tractor Supply Co	366	22	CH Robinson Worldwide Inc	392	25
Urban Outfitters Inc (a)	269	9	CSX Corp	2,651	82
Walgreen Co	2,317	172	Expeditors International of Washington Inc	521	23
Wal-Mart Stores Inc	4,254	319	FedEx Corp	733	111
Yum! Brands Inc	1,165	95	Kansas City Southern	291	31
		$2,690	Norfolk Southern Corp	817	84
			Ryder System Inc	140	12
Savings & Loans - 0.05%			Union Pacific Corp	2,391	239
Hudson City Bancorp Inc	1,256	12	United Parcel Service Inc	1,860	191
People's United Financial Inc	819	13			$798
		$25	TOTAL COMMON STOCKS		$47,010
Semiconductors - 2.69%			INVESTMENT COMPANIES - 8.86%	Shares Held	Value (000's)
Altera Corp	827	29	Publicly Traded Investment Fund - 8.86%
Analog Devices Inc	829	45	BlackRock Liquidity Funds FedFund Portfolio	4,700,305	4,700
Applied Materials Inc	3,213	72
Avago Technologies Ltd	664	48	TOTAL INVESTMENT COMPANIES		$4,700
Broadcom Corp	1,467	55	U.S. GOVERNMENT & GOVERNMENT	Principal
First Solar Inc (a)	188	13
Intel Corp	13,139	406	AGENCY OBLIGATIONS - 0.94%	Amount (000's)	Value (000's)
KLA-Tencor Corp	438	32	U.S. Treasury Bill - 0.94%
Lam Research Corp	428	29	0.03%, 10/23/2014 (c),(d)	$500	$500
Linear Technology Corp	624	29
Microchip Technology Inc	529	26	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
Micron Technology Inc (a)	2,825	93	OBLIGATIONS		$500
NVIDIA Corp	1,473	27	TOTAL PURCHASED OPTIONS - 0.05%		$28
Qualcomm Inc	4,455	353	Total Investments		$52,238
Texas Instruments Inc	2,849	136	Other Assets in Excess of Liabilities, Net - 1.51%		$799
Xilinx Inc	709	34	TOTAL NET ASSETS - 100.00%		$53,037
		$1,427

Software - 3.34%			(a) Non-Income Producing Security
Adobe Systems Inc (a)	1,222	88	(b)	Security or a portion of the security was pledged to cover margin
Akamai Technologies Inc (a)	470	29	requirements for futures contracts. At the end of the period, the value of
Autodesk Inc (a)	601	34	these securities totaled $461 or 0.87% of net assets.
CA Inc	842	24	(c)	Rate shown is the discount rate of the original purchase.
Cerner Corp (a)	779	40	(d)	Security or a portion of the security was pledged to cover margin
Citrix Systems Inc (a)	433	27	requirements for options contracts. At the end of the period, the value of
Dun & Bradstreet Corp/The	98	11	these securities totaled $500 or 0.94% of net assets.
Electronic Arts Inc (a)	830	30
Fidelity National Information Services Inc	760	42
Fiserv Inc (a)	658	40
Intuit Inc	749	60
Microsoft Corp (b)	19,841	827
Oracle Corp	9,062	367
Paychex Inc	854	35
Red Hat Inc (a)	500	28
Salesforce.com Inc (a)	1,491	87
		$1,769

Telecommunications - 3.03%
AT&T Inc	13,699	484
CenturyLink Inc	1,512	55
Cisco Systems Inc	13,521	336
Corning Inc	3,454	76

See accompanying notes.

		Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2014 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		18 .93%
Financial		14 .12%
Technology		11 .13%
Exchange Traded Funds		10 .95%
Communications		10 .19%
Energy		9.40%
Industrial		9.14%
Consumer, Cyclical		8.02%
Basic Materials		2.85%
Utilities		2.73%
Government		0.94%
Purchased Options		0.05%
Diversified		0.04%
Other Assets in Excess of Liabilities, Net		1.51%
TOTAL NET ASSETS		100.00%

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2014		Long	27	$2,621	$2,636	$15
Total						$15

Amounts in thousands except contracts

Options

				Upfront Premiums		Unrealized
Purchased Options Outstanding	Exercise Price Expiration Date		Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - S&P 500 Index	$1,960 .00	07/01/2014	10	$3	$2	$(1)
Call - S&P 500 Index	$1,970 .00	07/07/2014	30	7	7	—
Call - S&P 500 Index	$2,000 .00	07/21/2014	10	2	2	—
Put - S&P 500 Index	$1,945 .00	07/07/2014	20	9	4	(5)
Put - S&P 500 Index	$1,940 .00	07/07/2014	50	22	7	(15)
Put - S&P 500 Index	$1,920 .00	07/21/2014	10	7	6	(1)
Total				$50	$28	$(22)

				Upfront Premiums		Unrealized
Written Options Outstanding	Exercise Price Expiration Date		Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - S&P 500 Index	$1,980 .00	07/07/2014	30	$(2)	$(3)	$(1)
Call - S&P 500 Index	$2,040 .00	07/21/2014	10	—	—	—
Put - S&P 500 Index	$1,935 .00	07/07/2014	20	(6)	(2)	4
Put - S&P 500 Index	$1,930 .00	07/07/2014	50	(14)	(4)	10
Put - S&P 500 Index	$1,880 .00	07/21/2014	10	(4)	(3)	1
Total				$(26)	$(12)	$14

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap Value Account
June 30, 2014 (unaudited)

COMMON STOCKS - 99.82%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 3.96%					Food - 1.69%
Raytheon Co	29,957		$2,763		Kroger Co/The	59,278		$2,930
United Technologies Corp	35,311		4,077

			$6,840		Gas - 0.73%
Agriculture - 1.12%					Vectren Corp	29,555		1,256
Archer-Daniels-Midland Co	44,150		1,947
					Healthcare - Products - 0.95%
Airlines - 1.30%					St Jude Medical Inc	23,691		1,641
Southwest Airlines Co	83,422		2,241
					Healthcare - Services - 3.23%
Automobile Manufacturers - 1.34%					Aetna Inc	33,313		2,701
General Motors Co	29,279		1,063		HCA Holdings Inc (a)	27,564		1,554
Oshkosh Corp	22,488		1,249		WellPoint Inc	12,294		1,323
			$2,312					$5,578

Automobile Parts & Equipment - 1.25%					Insurance - 4.66%
Lear Corp	18,067		1,614		Allied World Assurance Co Holdings AG	22,800		867
WABCO Holdings Inc (a)	5,167		552		PartnerRe Ltd	19,485		2,128
			$2,166		Prudential Financial Inc	17,264		1,533
					RenaissanceRe Holdings Ltd	18,161		1,943
Banks - 14.50%					StanCorp Financial Group Inc	24,811		1,588
Citigroup Inc	23,969		1,129					$8,059
Fifth Third Bancorp	100,050		2,136
Goldman Sachs Group Inc/The	27,707		4,639		Media - 1.89%
JP Morgan Chase & Co	40,620		2,340		Comcast Corp - Class A	60,754		3,261
KeyCorp	194,012		2,780
PNC Financial Services Group Inc/The	25,352		2,258		Miscellaneous Manufacturing - 3.52%
Regions Financial Corp	156,860		1,666		Danaher Corp	29,901		2,354
Wells Fargo & Co	154,350		8,113		General Electric Co	46,110		1,212
			$25,061		Ingersoll-Rand PLC	40,225		2,514
Chemicals - 2.20%								$6,080
Dow Chemical Co/The	36,989		1,903		Oil & Gas - 14.44%
LyondellBasell Industries NV	19,453		1,900		Chevron Corp	25,424		3,319
			$3,803		Cimarex Energy Co	19,271		2,765
Commercial Services - 1.73%					ConocoPhillips	72,114		6,182
Manpowergroup Inc	18,735		1,590		EOG Resources Inc	25,684		3,002
Quanta Services Inc (a)	40,558		1,402		Exxon Mobil Corp	54,152		5,452
			$2,992		Occidental Petroleum Corp	2,703		277
					Patterson-UTI Energy Inc	59,738		2,087
Computers - 6.23%					Whiting Petroleum Corp (a)	23,455		1,882
Apple Inc	34,972		3,250					$24,966
DST Systems Inc	8,373		772
Hewlett-Packard Co	21,748		733		Oil & Gas Services - 0.41%
SanDisk Corp	22,246		2,323		Baker Hughes Inc	9,610		715
Western Digital Corp	39,983		3,690
			$10,768		Packaging & Containers - 0.82%
Cosmetics & Personal Care - 0.26%					Packaging Corp of America	19,946		1,426
Procter & Gamble Co/The	5,706		448
					Pharmaceuticals - 9.13%
Diversified Financial Services - 3.07%					AbbVie Inc	46,059		2,600
Discover Financial Services	62,382		3,867		Bristol-Myers Squibb Co	15,822		767
Waddell & Reed Financial Inc	22,917		1,434		Cardinal Health Inc	52,314		3,587
			$5,301		Johnson & Johnson	40,856		4,274
					Pfizer Inc	153,268		4,549
Electric - 6.63%								$15,777
DTE Energy Co	17,436		1,358
Entergy Corp	33,953		2,787		REITS - 4.48%
Exelon Corp	79,966		2,917		Extra Space Storage Inc	27,404		1,459
Public Service Enterprise Group Inc	107,766		4,396		General Growth Properties Inc	108,626		2,559
			$11,458		Prologis Inc	52,758		2,168
					UDR Inc	54,626		1,564
Electronics - 0.72%								$7,750
Thermo Fisher Scientific Inc	10,633		1,255
					Retail - 4.12%
					CVS Caremark Corp	20,707		1,561
Engineering & Construction - 0.39%					Macy's Inc	27,195		1,578
AECOM Technology Corp (a)	21,195		683		Wal-Mart Stores Inc (b)	37,092		2,784
					Wendy's Co/The	140,132		1,195
								$7,118

See accompanying notes.

Schedule of Investments LargeCap Value Account June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)
Semiconductors - 2.65%
Broadcom Corp	20,492	$761
Intel Corp	123,805	3,825
		$4,586
Software - 0.77%
Electronic Arts Inc (a)	36,941	1,325

Telecommunications - 1.63%
AT&T Inc	71,736	2,537
Cisco Systems Inc	11,194	278
		$2,815
TOTAL COMMON STOCKS		$172,558
INVESTMENT COMPANIES - 0.38%	Shares Held	Value(000	's)
Publicly Traded Investment Fund - 0.38%
BlackRock Liquidity Funds FedFund Portfolio	653,875	654

TOTAL INVESTMENT COMPANIES		$654
Total Investments		$173,212
Liabilities in Excess of Other Assets, Net - (0.20)%		$(349)
TOTAL NET ASSETS - 100.00%		$172,863

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $683 or 0.40% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Financial		26 .71%
Consumer, Non-cyclical		18 .12%
Energy		14 .85%
Technology		9.65%
Industrial		9.41%
Consumer, Cyclical		8.00%
Utilities		7.36%
Communications		3.52%
Basic Materials		2.20%
Exchange Traded Funds		0.38%
Liabilities in Excess of Other Assets, Net		(0.20)%
TOTAL NET ASSETS		100.00%

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
S&P 500 Emini; September 2014	Long	6	$579		$586	$7
Total						$7

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
MidCap Account
June 30, 2014 (unaudited)

COMMON STOCKS - 99.91%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Aerospace & Defense - 1.17%				Holding Companies - Diversified - 1.29%
Rockwell Collins Inc	50,352	$3,934		Leucadia National Corp	325,029	$8,522
TransDigm Group Inc	22,687	3,795

		$7,729		Insurance - 12.08%
Banks - 1.82%				Alleghany Corp (a)	7,856	3,442
BankUnited Inc	40,844	1,367		Aon PLC	125,441	11,301
CIT Group Inc	71,923	3,291		Arch Capital Group Ltd (a)	57,776	3,319
M&T Bank Corp	59,314	7,358		Brown & Brown Inc	260,054	7,986
		$12,016		Fidelity National Financial Inc	196,013	6,421
				Loews Corp	291,261	12,818
Building Materials - 1.21%				Markel Corp (a)	26,896	17,634
Martin Marietta Materials Inc	60,470	7,985		Progressive Corp/The	245,138	6,217
				White Mountains Insurance Group Ltd	9,361	5,696
Chemicals - 4.93%				Willis Group Holdings PLC	112,123	4,855
Air Products & Chemicals Inc	109,013	14,021				$79,689
Airgas Inc	69,953	7,619		Internet - 4.36%
Ashland Inc	70,185	7,632		Liberty Interactive Corp (a)	446,184	13,100
Ecolab Inc	29,039	3,233		Liberty Ventures (a)	83,268	6,145
		$32,505		VeriSign Inc (a)	195,262	9,531
Commercial Services - 6.76%						$28,776
Ascent Capital Group Inc (a)	18,448	1,218
KAR Auction Services Inc	241,907	7,710		Lodging - 1.49%
Live Nation Entertainment Inc (a)	213,625	5,274		Wyndham Worldwide Corp	66,337	5,023
				Wynn Resorts Ltd	22,991	4,772
Macquarie Infrastructure Co LLC	74,787	4,665				$9,795
McGraw Hill Financial Inc	72,278	6,001
Moody's Corp	128,359	11,252		Media - 7.32%
Robert Half International Inc	71,176	3,398		Discovery Communications Inc - C Shares (a)	173,349	12,583
Verisk Analytics Inc (a)	84,276	5,058		FactSet Research Systems Inc	26,906	3,236
		$44,576		Liberty Global PLC - A Shares (a)	94,334	4,172
				Liberty Global PLC - C Shares (a)	228,035	9,648
Computers - 0.97%				Liberty Media Corp (a)	125,722	17,184
MICROS Systems Inc (a)	94,181	6,395		Tribune Co (a)	16,823	1,431
						$48,254

Distribution & Wholesale - 1.99%				Miscellaneous Manufacturing - 1.08%
Fastenal Co	115,663	5,724		Colfax Corp (a)	68,370	5,096
HD Supply Holdings Inc (a)	81,990	2,327
WW Grainger Inc	19,836	5,044		Donaldson Co Inc	47,931	2,029
		$13,095				$7,125
				Oil & Gas - 3.91%
Diversified Financial Services - 2.34%				Cimarex Energy Co	54,058	7,755
Charles Schwab Corp/The	292,825	7,886
LPL Financial Holdings Inc	67,452	3,355		EOG Resources Inc	81,620	9,538
Navient Corp	159,843	2,831		Hess Corp	86,115	8,516
SLM Corp	162,946	1,354				$25,809
		$15,426		Pharmaceuticals - 3.46%
				Mead Johnson Nutrition Co	90,971	8,476
Electric - 1.61%				Valeant Pharmaceuticals International Inc (a)	113,611	14,328
Brookfield Infrastructure Partners LP	137,428	5,734
Brookfield Renewable Energy Partners LP/CA	49,888	1,478				$22,804
Calpine Corp (a)	142,466	3,392		Pipelines - 4.12%
		$10,604		Kinder Morgan Inc/DE	258,996	9,391
				Kinder Morgan Inc/DE - Warrants (a)	88,899	247
Electronics - 2.04%
Sensata Technologies Holding NV (a)	119,616	5,596		Williams Cos Inc/The	301,150	17,530
Tyco International Ltd	171,823	7,835				$27,168
		$13,431		Private Equity - 0.69%
Gas - 0.41%				Onex Corp	73,436	4,553
National Fuel Gas Co	34,724	2,719
				Real Estate - 6.53%
				Brookfield Asset Management Inc	553,962	24,385
Healthcare - Products - 3.08%				Brookfield Property Partners LP	82,640	1,725
Becton Dickinson and Co	56,917	6,733		CBRE Group Inc (a)	208,767	6,689
CR Bard Inc	56,747	8,116		Forest City Enterprises Inc (a)	286,094	5,684
DENTSPLY International Inc	115,784	5,482		Howard Hughes Corp/The (a)	29,118	4,596
		$20,331				$43,079
Healthcare - Services - 1.37%
Laboratory Corp of America Holdings (a)	88,455	9,058		REITS - 1.85%
				Crown Castle International Corp	142,568	10,587
				General Growth Properties Inc	69,009	1,626
						$12,213

See accompanying notes.

			Schedule of Investments
			MidCap Account
			June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Retail - 11.78%
AutoZone Inc (a)	19,005		$10,191
Burger King Worldwide Inc	312,621		8,510
CarMax Inc (a)	151,258		7,867
Copart Inc (a)	219,223		7,883
Dollar General Corp (a)	132,950		7,626
O'Reilly Automotive Inc (a)	142,167		21,410
TJX Cos Inc/The	267,668		14,227
			$77,714

Semiconductors - 1.39%
Microchip Technology Inc	188,151		9,184

Software - 4.06%
Adobe Systems Inc (a)	78,985		5,715
Fidelity National Information Services Inc	169,340		9,270
Intuit Inc	106,242		8,555
MSCI Inc (a)	71,226		3,266
			$26,806

Telecommunications - 3.35%
EchoStar Corp (a)	97,146		5,143
Motorola Solutions Inc	158,413		10,546
SBA Communications Corp (a)	62,752		6,419
			$22,108

Textiles - 1.13%
Mohawk Industries Inc (a)	53,697		7,428

Transportation - 0.32%
Expeditors International of Washington Inc	47,615		2,103

TOTAL COMMON STOCKS			$659,000
INVESTMENT COMPANIES - 0.18%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 0.18%
BlackRock Liquidity Funds FedFund Portfolio	1,167,858		1,169

TOTAL INVESTMENT COMPANIES			$1,169
Total Investments			$660,169
Liabilities in Excess of Other Assets, Net - (0.09)%			$(585)
TOTAL NET ASSETS - 100.00%			$659,584

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector			Percent
Financial			25 .31%
Consumer, Cyclical			16 .39%
Communications			15 .03%
Consumer, Non-cyclical			14 .67%
Energy			8.03%
Technology			6.42%
Industrial			5.82%
Basic Materials			4.93%
Utilities			2.02%
Diversified			1.29%
Exchange Traded Funds			0.18%
Liabilities in Excess of Other Assets, Net			(0.09)%
TOTAL NET ASSETS			100.00%

See accompanying notes.

Schedule of Investments
Money Market Account
June 30, 2014 (unaudited)

INVESTMENT COMPANIES - 4.77%	Shares Held	Value(000	's)		Principal
Publicly Traded Investment Fund - 4.77%				BONDS (continued)	Amount (000's)	Value(000	's)
BlackRock Liquidity Funds TempFund	3,910,000	$3,910		Other Asset Backed Securities (continued)
Portfolio				GreatAmerica Leasing Receivables
DWS Money Market Series	3,880,000	3,880		0.25%, 03/15/2015 (a),(b)	$873	$873
STIT - Liquid Assets Portfolio	5,120,000	5,120		Volvo Financial Equipment LLC Series 2014-
		$12,910		1
TOTAL INVESTMENT COMPANIES		$12,910		0.21%, 03/16/2015 (b)	1,126	1,126
	Principal					$5,776
BONDS- 9.12%	Amount (000's)	Value(000	's)	TOTAL BONDS		$24,684
					Principal
Automobile Asset Backed Securities - 4.11%				MUNICIPAL BONDS - 8.00%	Amount (000's)	Value(000	's)
Ally Auto Receivables Trust 2014-SN1
0.21%, 03/20/2015 (a)	$971	$971		California - 0.28%
AmeriCredit Automobile Receivables Trust				California Statewide Communities
2014-2				Development Authority (credit support from
0.21%, 06/08/2015 (a)	1,300	1,300		Fannie Mae)
ARI Fleet Lease Trust 2014-A				0.13%, 07/08/2014 (d)	$750	$750
0.25%, 04/15/2015 (a),(b)	986	986
Chrysler Capital Auto Receivables Trust 2014-				Colorado - 0.92%
A
0.20%, 03/16/2015 (a),(b)	889	889		City of Colorado Springs CO Utilities System
Fifth Third Auto Trust 2014-1				Revenue (credit support from Bank of
0.20%, 03/16/2015 (a)	576	576		America)
				0.15%, 07/08/2014 (d)	1,600	1,600
GM Financial Automobile Leasing Trust 2014-
1				Colorado Housing & Finance
0.25%, 04/20/2015 (a),(b)	550	550		Authority (credit support from Federal Home
				Loan Bank)
Hyundai Auto Lease Securitization Trust				0.10%, 07/08/2014 (a),(d)	900	900
2014-A
0.20%, 03/16/2015 (a),(b)	954	954				$2,500
Hyundai Auto Receivables Trust 2014-A				Illinois - 0.11%
0.20%, 02/17/2015 (a)	459	459		Memorial Health System/IL (credit support
Mercedes Benz Auto Lease Trust 2014-A				from JP Morgan Chase & Co)
0.20%, 04/15/2015 (a)	980	980		0.09%, 07/08/2014 (d)	300	300
Santander Drive Auto Receivables Trust 2014-
2
0.25%, 05/15/2015 (a)	1,617	1,617		Indiana - 0.15%
Volkswagen Auto Lease Trust 2014-A				Ball State University Foundation Inc (credit
0.20%, 02/20/2015 (a)	643	643		support from US Bank)
				0.08%, 07/01/2014 (d)	400	400
Wheels SPV 2 LLC
0.24%, 05/20/2015 (a),(b)	1,183	1,183
		$11,108		Iowa- 0.26%
				Iowa Finance Authority (credit support from
Banks- 1.40%				FHLB 100%, Fannie Mae 78.25% and Ginnie
JP Morgan Chase Bank NA
0.41%, 12/21/2014 (a)	2,000	2,000		Mae 21.75%)
				0.11%, 07/08/2014 (d)	700	700
Wells Fargo Bank NA
0.37%, 07/22/2015 (a)	1,800	1,800
		$3,800		Minnesota - 0.59%
				Minnesota Housing Finance Agency (credit
Diversified Financial Services - 0.74%				support from State Street Bank & Trust)
MetLife Inc				0.15%, 07/08/2014 (d)	1,600	1,600
0.34%, 08/15/2014 (a),(c)	2,000	2,000

				New Mexico - 0.44%
Insurance - 0.74%				Village of Los Lunas NM (credit support from
New York Life Global				Wells Fargo)
0.22%, 07/25/2014 (a),(c)	2,000	2,000		0.20%, 07/08/2014 (d)	1,200	1,200

Other Asset Backed Securities - 2.13%				New York - 3.42%
CIT Equipment Collateral 2013-VT1				Housing Development Corp/NY (credit
0.30%, 11/20/2014 (b)	355	355
				support from Fannie Mae)
CNH Equipment Trust 2014-A				0.07%, 07/08/2014 (d)	2,350	2,350
0.20%, 02/17/2015 (a)	960	960
				Housing Development Corp/NY (credit
GE Equipment Small Ticket LLC Series 2014-				support from Freddie Mac)
1				0.07%, 07/08/2014 (d)	1,420	1,420
0.25%, 04/24/2015 (a),(b)	669	669
				New York State Housing Finance
GE Equipment Transportation LLC Series				Agency (credit support from Fannie Mae)
2013-2				0.09%, 07/08/2014 (d)	900	900
0.26%, 10/24/2014 (a)	93	93		0.11%, 07/08/2014 (d)	1,560	1,560
GE Equipment Transportation LLC Series				0.19%, 07/08/2014 (d)	1,700	1,700
2014-1
0.20%, 06/23/2015 (a)	1,700	1,700

See accompanying notes.

Schedule of Investments
Money Market Account
June 30, 2014 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)

New York (continued)				Banks (continued)
New York State Housing Finance				DNB Bank ASA
Agency (credit support from Freddie Mac)				0.19%, 07/11/2014 (b),(e)	$2,000	$2,000
0.09%, 07/08/2014 (d)	$1,300	$1,300		HSBC USA Inc
		$9,230		0.24%, 09/15/2014	2,000	1,999
				Manhattan Asset Funding Co LLC
North Carolina - 0.42%				0.14%, 07/01/2014 (b)	2,000	2,000
City of Raleigh NC (credit support from				0.15%, 07/25/2014 (b)	2,200	2,200
Wachovia Bank NA)				0.17%, 07/29/2014 (b)	2,300	2,300
0.15%, 07/08/2014 (d)	840	840
				Mitsubishi UFJ Trust & Banking Corp/NY
Rowan County Industrial Facilities & Pollution				0.20%, 08/18/2014 (b)	2,000	1,999
Control Financing Authority (credit support				Mizuho Funding LLC (credit support from
from Wells Fargo)				Mizuho Corp Bank Ltd)
0.20%, 07/08/2014 (d)	310	310		0.20%, 07/14/2014 (b),(d)	2,000	2,000
Ohio - 0.37%		$1,150		0.20%, 07/21/2014 (b),(d)	2,000	2,000
				Nordea Bank AB
Ohio Higher Educational Facility				0.18%, 09/02/2014 (b),(e)	2,200	2,199
Commission (credit support from US Bank)				Oversea-Chinese Banking Corp Ltd
0.13%, 07/08/2014 (d)	1,000	1,000		0.18%, 07/15/2014 (e)	2,000	2,000
				0.19%, 09/03/2014 (e)	1,300	1,299
				0.20%, 07/07/2014 (e)	2,000	2,000
Pennsylvania - 0.29%				Skandinaviska Enskilda Banken AB
Luzerne County Industrial Development				0.18%, 07/16/2014 (b),(e)	2,100	2,100
Authority (credit support from Wells Fargo)				Societe Generale North America Inc (credit
0.20%, 07/08/2014 (d)	770	770		support from Societe Generale)
				0.17%, 07/09/2014 (d)	2,100	2,100
Texas- 0.59%				Standard Chartered Bank/New York
South Central Texas Industrial Development				0.17%, 07/07/2014 (b)	1,500	1,500
Corp (credit support from JP Morgan Chase &				0.18%, 08/08/2014 (b)	2,000	2,000
Co)				0.20%, 10/21/2014 (b)	1,500	1,499
0.10%, 07/08/2014 (d)	1,600	1,600		Sumitomo Mitsui Banking Corp
				0.15%, 07/30/2014 (b),(e)	2,100	2,100
				0.16%, 07/10/2014 (b),(e)	2,400	2,400
Washington - 0.16%				0.22%, 08/06/2014 (b),(e)	1,900	1,899
Washington State Housing Finance				Union Bank NA
Commission (credit support from Bank of				0.21%, 11/17/2014	2,100	2,098
America)				Wells Fargo & Co
0.15%, 07/08/2014 (d)	445	445		0.18%, 08/01/2014	2,000	2,000
						$59,987
TOTAL MUNICIPAL BONDS		$21,645		Beverages - 1.29%
	Principal			Brown-Forman Corp
COMMERCIAL PAPER - 71.34%	Amount (000's)	Value(000	's)	0.12%, 07/08/2014 (b)	1,500	1,500
Agriculture - 0.74%				0.12%, 07/11/2014 (b)	2,000	2,000
Philip Morris International Inc						$3,500
0.10%, 08/11/2014 (b)	$2,000	$2,000
				Chemicals - 0.81%
				BASF SE
Automobile Manufacturers - 3.07%				0.09%, 07/31/2014 (b)	2,200	2,200
BMW US Capital LLC (credit support from
BMW AG)
0.07%, 07/01/2014 (b),(d)	6,000	6,000		Consumer Products - 0.85%
Toyota Motor Credit Corp				Reckitt Benckiser Treasury Services
0.05%, 07/08/2014	2,300	2,300		PLC (credit support from Reckitt Benckiser Group)
		$8,300		0.22%, 11/25/2014 (b),(d)	2,300	2,298
Banks- 22.17%
Bank of Tokyo-Mitsubishi UFJ Ltd/New York
NY				Diversified Financial Services - 29.29%
0.10%, 07/03/2014	2,000	2,000		Alpine Securitization Corp
0.18%, 09/11/2014	2,000	1,999		0.13%, 07/01/2014 (b)	2,000	2,000
Barclays Bank PLC				0.17%, 07/22/2014 (b)	1,700	1,700
0.22%, 09/08/2014 (b),(e)	2,000	1,999		0.19%, 09/09/2014 (b)	2,000	1,999
Barclays US Funding Corp (credit support				0.21%, 08/28/2014 (b)	1,000	1,000
from Barclays Bank)				Anglesea Funding LLC
0.17%, 08/26/2014 (d)	2,300	2,299		0.17%, 07/01/2014 (b)	2,000	2,000
0.18%, 07/02/2014 (d)	2,200	2,200		AXA Financial Inc (credit support from AXA SA)
Credit Suisse/New York NY
0.19%, 08/07/2014	2,000	2,000		0.19%, 08/06/2014 (b),(d)	500	500
0.21%, 09/17/2014	2,000	1,999		BNP Paribas Finance Inc (credit support from
				BNP Paribas)
0.27%, 09/15/2014	1,800	1,799		0.20%, 08/11/2014 (d)	2,000	1,999

See accompanying notes.

Schedule of Investments
Money Market Account
June 30, 2014 (unaudited)

	Principal			Principal
COMMERCIAL PAPER (continued)	Amount (000's) Value (000's)		COMMERCIAL PAPER (continued)	Amount (000's)	Value	(000	's)

Diversified Financial Services (continued)			Insurance - 3.03%
BNP Paribas Finance Inc (credit support from			Prudential Funding LLC (credit support from
BNP Paribas) (continued)			Prudential Financial Inc)
0.20%, 09/04/2014 (d)	$2,300	$2,299	0.08%, 07/01/2014 (d)	$2,000		$2,000
0.21%, 09/05/2014 (d)	2,000	1,999	Prudential PLC
CAFCO LLC			0.16%, 08/07/2014 (b)	2,200		2,200
0.17%, 08/04/2014 (b)	850	850	0.17%, 08/18/2014 (b)	2,000		1,999
0.17%, 08/05/2014 (b)	1,500	1,500	0.18%, 08/29/2014 (b)	2,000		1,999
Collateralized Commercial Paper Co LLC						$8,198
0.12%, 07/07/2014	2,000	2,000
0.14%, 08/20/2014	1,800	1,800	Machinery - Diversified - 0.74%
0.17%, 08/01/2014	1,600	1,600	John Deere Bank SA (credit support from
0.23%, 08/18/2014	1,200	1,200	John Deere Capital Corp)
			0.08%, 08/04/2014 (b),(d)	2,000		2,000
Dealer Capital Access Trust Inc
0.20%, 07/30/2014	2,400	2,399
0.22%, 07/18/2014	2,200	2,200	Oil & Gas - 0.74%
0.22%, 08/22/2014	2,000	1,999	BP Capital Markets PLC (credit support from
Fairway Finance LLC			BP PLC)
0.14%, 08/07/2014 (b)	2,000	2,000	0.09%, 07/24/2014 (b),(d)	2,000		2,000
Gemini Securitization Corp LLC
0.12%, 07/08/2014 (b)	1,800	1,800
0.13%, 07/01/2014 (b)	2,000	2,000	Pipelines - 0.81%
Gotham Funding Corp			Questar Corp
0.14%, 07/17/2014 (b)	2,000	2,000	0.14%, 07/18/2014 (b)	2,200		2,200
0.15%, 08/12/2014 (b)	2,000	2,000
0.15%, 08/22/2014 (b)	2,200	2,199	Retail - 2.22%
ING US Funding LLC (credit support from			Army and Air Force Exchange Service
ING Bank)			0.08%, 07/01/2014 (b)	6,000		6,000
0.18%, 07/02/2014 (d)	2,000	2,000
0.20%, 07/14/2014 (d)	2,000	2,000
0.22%, 09/03/2014 (d)	2,200	2,199	Supranational Bank - 0.81%
John Deere Financial Ltd (credit support from			Corp Andina de Fomento
			0.24%, 11/14/2014 (b)	2,200		2,198
John Deere Capital Corp)
0.09%, 07/18/2014 (b),(d)	1,900	1,900
JP Morgan Securities LLC			TOTAL COMMERCIAL PAPER			$193,016
0.18%, 10/24/2014	2,000	1,999		Principal
Liberty Street Funding LLC			CERTIFICATE OF DEPOSIT - 3.70%	Amount (000's)	Value	(000	's)
0.15%, 08/01/2014 (b)	2,000	2,000	Banks- 3.70%
0.15%, 09/02/2014 (b)	2,200	2,199	Bank of America NA
0.17%, 08/04/2014 (b)	2,000	2,000	0.17%, 08/12/2014	2,000		2,000
National Rural Utilities Cooperative Finance			0.17%, 08/14/2014	2,200		2,200
Corp			0.19%, 09/19/2014	2,400		2,400
0.09%, 07/23/2014	1,000	1,000	Bank of Nova Scotia/Houston
Nieuw Amsterdam Receivables Corp			0.38%, 07/10/2015 (a),(e)	1,400		1,400
0.15%, 08/11/2014 (b)	1,800	1,800	Citibank NA
0.16%, 07/03/2014 (b)	2,200	2,200	0.18%, 10/20/2014	2,000		2,000
0.16%, 08/21/2014 (b)	2,100	2,099
						$10,000
Regency Markets No. 1 LLC			TOTAL CERTIFICATE OF DEPOSIT			$10,000
0.13%, 07/16/2014 (b)	2,300	2,300
0.14%, 07/14/2014 (b)	2,000	2,000		Maturity
0.14%, 07/25/2014 (b)	2,200	2,200	REPURCHASE AGREEMENTS - 3.36%	Amount (000's)	Value	(000	's)
Sheffield Receivables Corp			Banks- 3.36%
0.18%, 08/15/2014 (b)	2,000	1,999	Deutsche Bank Repurchase Agreement; 0.10% $	3,000		$3,000
0.18%, 08/19/2014 (b)	2,400	2,399	dated 06/30/2014 maturing 07/01/2014
0.20%, 07/02/2014 (b)	1,900	1,900	(collateralized by US Government Security;
		$79,237	$3,060,000; 0.50%; dated 07/31/17)
			Merrill Lynch Repurchase Agreement; 0.06%	6,080		6,080
Electric - 4.77%			dated 06/30/2014 maturing 07/01/2014
GDF Suez			(collateralized by US Government
0.17%, 07/01/2014 (b)	2,000	2,000
0.17%, 08/25/2014 (b)	1,600	1,600	Securities; $6,201,600; 3.06% - 4.13%;
0.19%, 10/06/2014 (b)	1,900	1,899	dated 06/14/28 - 10/11/33)
Oglethorpe Power Corp						$9,080
0.12%, 07/10/2014 (b)	2,000	2,000	TOTAL REPURCHASE AGREEMENTS			$9,080
0.16%, 08/28/2014 (b)	2,000	1,999	Total Investments			$271,335
Southern Co Funding Corp			Liabilities in Excess of Other Assets, Net - (0.29)%			$(782)
0.16%, 07/21/2014 (b)	1,300	1,300	TOTAL NET ASSETS - 100.00%			$270,553
0.16%, 07/24/2014 (b)	2,100	2,100
		$12,898	(a) Variable Rate. Rate shown is in effect at June 30, 2014.

See accompanying notes.

Schedule of Investments
Money Market Account
June 30, 2014 (unaudited)

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $139,816 or 51.68% of net assets.
(c)	Security is Illiquid
(d)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e)	Security issued by foreign bank and denominated in USD.

Portfolio Summary (unaudited)

Sector	Percent
Financial	64 .43%
Insured	8.00%
Asset Backed Securities	6.24%
Consumer, Cyclical	5.29%
Utilities	4.77%
Exchange Traded Funds	4.77%
Consumer, Non-cyclical	2.88%
Energy	1.55%
Basic Materials	0.81%
Government	0.81%
Industrial	0.74%
Liabilities in Excess of Other Assets, Net	(0.29)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2014 (unaudited)

COMMON STOCKS - 97.56%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Aerospace & Defense - 2.06%			Consumer Products - 1.30%
Boeing Co/The	3,694	$470	Kimberly-Clark Corp	1,502	$167
Northrop Grumman Corp	1,485	178	Tupperware Brands Corp	2,344	196
Teledyne Technologies Inc (a)	1,762	171	WD-40 Co	2,020	152
		$819			$515

Airlines - 0.50%			Cosmetics & Personal Care - 0.73%
Alaska Air Group Inc	1,486	141	Procter & Gamble Co/The	3,684	289
Cathay Pacific Airways Ltd ADR	6,233	58

		$199	Distribution & Wholesale - 0.43%
Apparel - 1.89%			Pool Corp	3,019	171
Nike Inc	7,173	556
Ralph Lauren Corp	1,209	195	Diversified Financial Services - 3.19%
		$751	Ameriprise Financial Inc	1,361	163
Automobile Manufacturers - 0.99%			Charles Schwab Corp/The	15,386	414
Nissan Motor Co Ltd ADR	1,930	37	Franklin Resources Inc	8,583	497
PACCAR Inc	5,686	357	T Rowe Price Group Inc	2,290	193
		$394			$1,267

Automobile Parts & Equipment - 1.36%			Electric - 1.03%
Autoliv Inc	1,880	200	Duke Energy Corp	1,924	143
Johnson Controls Inc	6,765	338	Edison International	3,128	182
		$538	Xcel Energy Inc	2,547	82
					$407
Banks - 7.07%
City National Corp/CA	2,239	170	Electronics - 2.17%
East West Bancorp Inc	5,036	176	FEI Co	1,266	115
Goldman Sachs Group Inc/The	1,043	175	FLIR Systems Inc	1,730	60
JP Morgan Chase & Co	7,869	453	Thermo Fisher Scientific Inc	2,179	257
PNC Financial Services Group Inc/The	2,735	243	Trimble Navigation Ltd (a)	4,329	160
State Street Corp	2,565	172	Waters Corp (a)	2,565	268
SVB Financial Group (a)	1,875	219			$860
US Bancorp/MN	9,132	396	Engineering & Construction - 0.67%
Wells Fargo & Co	15,275	803	Granite Construction Inc	2,414	87
		$2,807	Jacobs Engineering Group Inc (a)	3,317	177
Beverages - 1.78%					$264
AMBEV SA ADR	11,555	82	Environmental Control - 0.63%
Brown-Forman Corp	2,028	191	Darling Ingredients Inc (a)	2,120	44
Coca-Cola Co/The	6,628	281	Energy Recovery Inc (a)	1,377	7
Coca-Cola HBC AG ADR(a)	1,157	26
			Waste Connections Inc	4,108	199
PepsiCo Inc	1,436	128			$250
		$708
Biotechnology - 1.09%			Food - 2.08%
Gilead Sciences Inc (a)	5,208	432	Dairy Farm International Holdings Ltd ADR	2,709	143
			General Mills Inc	4,243	223
			Kroger Co/The	5,901	292
Building Materials - 0.50%			McCormick & Co Inc/MD	2,350	168
Apogee Enterprises Inc	4,048	141			$826

Simpson Manufacturing Co Inc	1,631	59	Gas - 1.63%
		$200	Sempra Energy	6,162	645
Chemicals - 3.09%
Axiall Corp	2,168	102	Healthcare - Products - 1.79%
EI du Pont de Nemours & Co	3,945	258	Becton Dickinson and Co	1,951	231
FMC Corp	2,632	187	Edwards Lifesciences Corp (a)	1,088	93
International Flavors & Fragrances Inc	2,451	256	Medtronic Inc	1,647	105
PPG Industries Inc	1,055	222	Techne Corp	1,469	136
Sigma-Aldrich Corp	1,977	201	Varian Medical Systems Inc (a)	1,727	144
		$1,226			$709

Commercial Services - 1.22%			Healthcare - Services - 1.20%
Hertz Global Holdings Inc (a)	8,096	227	DaVita HealthCare Partners Inc (a)	3,159	228
Robert Half International Inc	2,455	117	Universal Health Services Inc	2,598	249
TrueBlue Inc (a)	5,162	142
		$486			$477
			Insurance - 2.86%
Computers - 5.09%			ACE Ltd	2,396	248
Apple Inc	13,186	1,226	Fidelity National Financial Inc	4,975	163
EMC Corp/MA	11,769	310	HCC Insurance Holdings Inc	6,190	303
International Business Machines Corp	2,203	399	MetLife Inc	2,910	162
Teradata Corp (a)	2,116	85
			StanCorp Financial Group Inc	862	55
		$2,020

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Insurance (continued)			Pharmaceuticals (continued)
XL Group PLC	6,265	$205	McKesson Corp	3,112		$580
		$1,136	Teva Pharmaceutical Industries Ltd ADR	2,304		121
			VCA Inc (a)	3,317		116
Internet - 2.86%						$2,500
Amazon.com Inc (a)	978	318
eBay Inc (a)	4,837	242	REITS - 2.94%
Google Inc - A Shares (a)	502	293	Alexandria Real Estate Equities Inc	2,768		215
Google Inc - C Shares (a)	492	283	Annaly Capital Management Inc	2,520		29
		$1,136	Essex Property Trust Inc	828		153
			HCP Inc	4,913		203
Iron & Steel - 0.95%			Plum Creek Timber Co Inc	1,846		83
Reliance Steel & Aluminum Co	3,224	238	Sabra Health Care REIT Inc	2,772		79
Schnitzer Steel Industries Inc	5,333	139	Ventas Inc	2,272		146
		$377	Weyerhaeuser Co	7,848		260
Leisure Products & Services - 0.59%						$1,168
Carnival Corp	2,600	98	Retail - 5.53%
Harley-Davidson Inc	1,964	137	Copart Inc (a)	6,381		230
		$235	Costco Wholesale Corp	4,943		569
Lodging - 0.09%			CVS Caremark Corp	4,005		302
Red Lion Hotels Corp (a)	6,716	37	Home Depot Inc/The	2,634		213
			Nordstrom Inc	6,151		418
			Starbucks Corp	5,958		461
Machinery - Construction & Mining - 0.35%						$2,193
Caterpillar Inc	1,287	140
			Savings & Loans - 0.61%

Machinery - Diversified - 0.93%			Washington Federal Inc	10,775		242
AGCO Corp	1,236	70
Deere & Co	3,294	298	Semiconductors - 3.71%
		$368	Altera Corp	4,818		167
			Applied Materials Inc	8,948		202
Media - 2.30%			Avago Technologies Ltd	1,883		136
Viacom Inc	3,489	303	Intel Corp	8,434		261
Walt Disney Co/The	7,093	608	Lam Research Corp	3,226		218
		$911	Microchip Technology Inc	5,530		270
Metal Fabrication & Hardware - 0.59%			Qualcomm Inc	2,754		218
Precision Castparts Corp	928	234				$1,472
			Software - 6.03%
Mining - 0.47%			Actuate Corp (a)	6,676		32
Freeport-McMoRan Copper & Gold Inc	5,099	186	Adobe Systems Inc (a)	7,689		556
			Autodesk Inc (a)	2,720		153
			Fair Isaac Corp	2,340		149
Miscellaneous Manufacturing - 1.95%			Informatica Corp (a)	2,347		84
AptarGroup Inc	2,706	181	Microsoft Corp	16,555		690
Crane Co	2,403	179	Omnicell Inc (a)	3,256		94
General Electric Co	15,700	413	Oracle Corp	11,911		483
		$773	Tyler Technologies Inc (a)	1,677		153
Oil & Gas - 8.48%						$2,394
Apache Corp	4,438	446	Telecommunications - 2.92%
Chevron Corp	5,782	755	AT&T Inc	7,910		280
Devon Energy Corp	3,904	310	China Mobile Ltd ADR	3,469		169
Energen Corp	2,280	203	Cisco Systems Inc	7,750		192
Exxon Mobil Corp	8,374	843	Corning Inc	8,993		197
HollyFrontier Corp	2,197	96	Polycom Inc (a)	5,889		74
Nabors Industries Ltd	3,227	95	Verizon Communications Inc	5,007		245
Occidental Petroleum Corp	4,730	485				$1,157
Total SA ADR	1,815	131
		$3,364	Toys, Games & Hobbies - 0.70%
			Hasbro Inc	2,237		119
Oil & Gas Services - 0.83%			Mattel Inc	4,096		159
Natural Gas Services Group Inc (a)	4,159	138
						$278
Schlumberger Ltd	1,630	192
		$330	Transportation - 1.60%
			Expeditors International of Washington Inc	6,987		308
Pharmaceuticals - 6.30%			Union Pacific Corp	3,266		326
Abbott Laboratories	4,755	194				$634
AbbVie Inc	4,984	281
Actavis PLC (a)	719	160	Trucking & Leasing - 0.30%
Allergan Inc/United States	2,745	465	Greenbrier Cos Inc/The	2,047		118
Bristol-Myers Squibb Co	4,701	228
Johnson & Johnson	3,389	355

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Water - 0.18%
California Water Service Group	2,957		$72

TOTAL COMMON STOCKS			$38,715
INVESTMENT COMPANIES - 2.41%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 2.41%
BlackRock Liquidity Funds FedFund Portfolio	956,434		956

TOTAL INVESTMENT COMPANIES			$956
Total Investments			$39,671
Other Assets in Excess of Liabilities, Net - 0.03%			$13
TOTAL NET ASSETS - 100.00%			$39,684

(a) Non-Income Producing Security

Portfolio Summary (unaudited)

Sector			Percent
Consumer, Non-cyclical			17 .50%
Financial			16 .67%
Technology			14 .83%
Consumer, Cyclical			12 .08%
Industrial			11 .75%
Energy			9.31%
Communications			8.08%
Basic Materials			4.51%
Utilities			2.83%
Exchange Traded Funds			2.41%
Other Assets in Excess of Liabilities, Net			0.03%
TOTAL NET ASSETS			100.00%

See accompanying notes.

			Schedule of Investments
			Principal LifeTime 2010 Account
			June 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.82%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 81.01%
Bond Market Index Fund (a)	472,008		$5,164
Core Plus Bond Fund I (a)	479,284		5,358
Diversified International Fund (a)	199,713		2,494
Diversified Real Asset Fund (a)	139,852		1,846
Equity Income Fund (a)	93,367		2,429
Global Diversified Income Fund (a)	156,750		2,354
Global Multi-Strategy Fund (a)	118,656		1,316
Global Opportunities Fund (a)	69,489		914
High Yield Fund I (a)	135,709		1,460
Inflation Protection Fund (a)	293,121		2,574
International Emerging Markets Fund (a)	31,888		811
LargeCap Growth Fund I (a)	203,206		2,660
LargeCap S&P 500 Index Fund (a)	143,412		1,988
LargeCap Value Fund (a)	78,357		1,081
LargeCap Value Fund III (a)	121,624		1,874
MidCap Fund (a)	96,907		2,111
Overseas Fund (a)	203,036		2,489
SmallCap Growth Fund I (a)	48,591		691
SmallCap Value Fund II (a)	50,897		732
			$40,346

Principal Variable Contracts Funds, Inc. Class 1 - 18.81%
Bond & Mortgage Securities Account (a)	470,306		5,513
Short-Term Income Account (a)	1,470,140		3,852
			$9,365
TOTAL INVESTMENT COMPANIES			$49,711
Total Investments			$49,711
Other Assets in Excess of Liabilities, Net - 0.18%			$92
TOTAL NET ASSETS - 100.00%			$49,803

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type			Percent
Fixed Income Funds			48 .04%
Domestic Equity Funds			27 .24%
International Equity Funds			13 .47%
Specialty Funds			11 .07%
Other Assets in Excess of Liabilities, Net			0.18%
TOTAL NET ASSETS			100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2010 Account
June 30, 2014 (unaudited)

	December 31,	December 31,
Affiliated Securities	2013	2013		Purchases	Purchases	Sales		Sales	June 30, 2014 June 30, 2014
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Account	457,161	$5,533		54,921	$629	41,776		$483	470,306	$5,680
Bond Market Index Fund	392,461	4,207		121,345	1,301	41,798		450	472,008	5,058
Core Plus Bond Fund I	465,746	4,981		57,199	629	43,661		482	479,284	5,128
Diversified International Fund	201,221	2,768		13,850	165	15,358		185	199,713	2,750
Diversified Real Asset Fund	141,127	1,464		12,040	149	13,315		167	139,852	1,449
Equity Income Fund	93,587	1,774		7,934	195	8,154		203	93,367	1,769
Global Diversified Income Fund	155,487	1,672		16,047	232	14,784		216	156,750	1,690
Global Multi-Strategy Fund	120,019	1,244		10,511	114	11,874		129	118,656	1,230
Global Opportunities Fund	69,797	745		4,714	59	5,022		64	69,489	741
High Yield Fund I	133,559	1,316		13,866	147	11,716		125	135,709	1,338
Inflation Protection Fund	273,001	2,194		46,891	398	26,771		229	293,121	2,365
International Emerging Markets Fund	32,104	930		2,071	50	2,287		55	31,888	925
LargeCap Growth Fund I	250,912	2,914		16,099	203	63,805		825	203,206	2,349
LargeCap S&P 500 Index Fund	175,208	2,032		10,886	142	42,682		555	143,412	1,661
LargeCap Value Fund	86,562	1,089		5,740	75	13,945		185	78,357	983
LargeCap Value Fund III	136,391	1,851		8,979	131	23,746		344	121,624	1,648
MidCap Fund	111,846	1,668		7,074	145	22,013		458	96,907	1,431
Overseas Fund	204,518	1,916		13,830	164	15,312		183	203,036	1,898
Short-Term Income Account	1,371,785	3,462		234,355	611	136,000		355	1,470,140	3,718
SmallCap Growth Fund I	55,595	480		3,144	44	10,148		149	48,591	387
SmallCap Value Fund II	58,535	476		3,188	44	10,826		149	50,897	393

		$44,716			$5,627			$5,991		$44,591

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Bond & Mortgage Securities Account			$—			$1	$			—
Bond Market Index Fund			—			—				—
Core Plus Bond Fund I			—			—				—
Diversified International Fund			—			2				—
Diversified Real Asset Fund			—			3				—
Equity Income Fund			27			3				—
Global Diversified Income Fund			47			2				—
Global Multi-Strategy Fund			—			1				—
Global Opportunities Fund			—			1				—
High Yield Fund I			39			—				—
Inflation Protection Fund			—			2				—
International Emerging Markets Fund			—			—				—
LargeCap Growth Fund I			—			57				—
LargeCap S&P 500 Index Fund			—			42				—
LargeCap Value Fund			—			4				—
LargeCap Value Fund III			—			10				—
MidCap Fund			—			76				—
Overseas Fund			—			1				—
Short-Term Income Account			—			—				—
SmallCap Growth Fund I			—			12				—
SmallCap Value Fund II			—			22				—
			$113			$239	$			—
Amounts in thousands except shares

See accompanying notes.

			Schedule of Investments
			Principal LifeTime 2020 Account
			June 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.86%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 90.26%
Bond Market Index Fund (a)	1,648,907		$18,039
Core Plus Bond Fund I (a)	1,838,303		20,552
Diversified International Fund (a)	1,062,182		13,267
Diversified Real Asset Fund (a)	489,720		6,464
Equity Income Fund (a)	277,439		7,219
Global Diversified Income Fund (a)	300,729		4,517
Global Multi-Strategy Fund (a)	439,511		4,874
Global Opportunities Fund (a)	892,152		11,732
Global Real Estate Securities Fund (a)	847,439		7,627
High Yield Fund I (a)	364,438		3,921
Inflation Protection Fund (a)	747,175		6,560
International Emerging Markets Fund (a)	220,568		5,609
LargeCap Growth Fund I (a)	1,434,320		18,775
LargeCap S&P 500 Index Fund (a)	1,014,019		14,054
LargeCap Value Fund (a)	723,602		9,979
LargeCap Value Fund III (a)	1,055,734		16,269
MidCap Fund (a)	165,028		3,594
MidCap Growth Fund III (a)	349,364		4,392
MidCap Value Fund III (a)	213,242		4,421
Overseas Fund (a)	1,131,553		13,873
SmallCap Growth Fund I (a)	234,740		3,340
SmallCap Value Fund II (a)	241,572		3,474
			$202,552

Principal Variable Contracts Funds, Inc. Class 1 - 9.60%
Bond & Mortgage Securities Account (a)	1,719,941		20,158
Short-Term Income Account (a)	525,278		1,376
			$21,534
TOTAL INVESTMENT COMPANIES			$224,086
Total Investments			$224,086
Other Assets in Excess of Liabilities, Net - 0.14%			$310
TOTAL NET ASSETS - 100.00%			$224,396

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type			Percent
Domestic Equity Funds			38 .11%
Fixed Income Funds			31 .47%
International Equity Funds			23 .22%
Specialty Funds			7.06%
Other Assets in Excess of Liabilities, Net			0.14%
TOTAL NET ASSETS			100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2020 Account
June 30, 2014 (unaudited)

	December 31,	December 31,
Affiliated Securities	2013	2013		Purchases	Purchases	Sales	Sales	June 30, 2014 June 30, 2014
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	1,720,316	$20,823		172,374	$1,976	172,749	$1,985	1,719,941	$20,807
Bond Market Index Fund	1,589,644	17,039		226,474	2,431	167,211	1,796	1,648,907	17,676
Core Plus Bond Fund I	1,748,696	18,778		269,880	2,976	180,273	1,984	1,838,303	19,774
Diversified International Fund	1,137,573	16,596		23,666	281	99,057	1,172	1,062,182	15,759
Diversified Real Asset Fund	529,388	5,580		12,476	155	52,144	647	489,720	5,100
Equity Income Fund	305,450	5,784		7,891	194	35,902	876	277,439	5,245
Global Diversified Income Fund	323,408	4,423		14,271	207	36,950	535	300,729	4,098
Global Multi-Strategy Fund	482,864	4,992		13,602	148	56,955	619	439,511	4,531
Global Opportunities Fund	950,234	10,193		18,258	228	76,340	948	892,152	9,550
Global Real Estate Securities Fund	893,750	6,668		17,221	146	63,532	536	847,439	6,295
High Yield Fund I	383,189	3,550		19,384	206	38,135	406	364,438	3,351
Inflation Protection Fund	574,106	5,043		254,994	2,167	81,925	699	747,175	6,510
International Emerging Markets Fund	240,078	6,789		6,183	146	25,693	609	220,568	6,296
LargeCap Growth Fund I	1,697,112	19,708		32,636	413	295,428	3,727	1,434,320	16,584
LargeCap S&P 500 Index Fund	1,242,540	14,415		23,294	304	251,815	3,265	1,014,019	11,746
LargeCap Value Fund	794,526	9,989		16,183	210	87,107	1,127	723,602	9,084
LargeCap Value Fund III	1,199,202	16,081		23,269	338	166,737	2,408	1,055,734	14,103
MidCap Fund	175,909	2,614		3,408	70	14,289	292	165,028	2,431
MidCap Growth Fund III	413,288	4,117		7,510	91	71,434	879	349,364	3,359
MidCap Value Fund III	254,426	4,061		4,810	93	45,994	888	213,242	3,373
Overseas Fund	1,207,417	11,516		23,865	281	99,729	1,173	1,131,553	10,648
Short-Term Income Account	—	—		592,145	1,542	66,867	175	525,278	1,367
SmallCap Growth Fund I	352,159	3,316		5,432	76	122,851	1,816	234,740	1,843
SmallCap Value Fund II	367,664	3,016		5,750	78	131,842	1,825	241,572	1,870

		$215,091			$14,757		$30,387		$201,400

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Bond & Mortgage Securities Account			$—			$(7)			$—
Bond Market Index Fund			—			2			—
Core Plus Bond Fund I			—			4			—
Diversified International Fund			—			54			—
Diversified Real Asset Fund			—			12			—
Equity Income Fund			80			143			—
Global Diversified Income Fund			93			3			—
Global Multi-Strategy Fund			—			10			—
Global Opportunities Fund			—			77			—
Global Real Estate Securities Fund			44			17			—
High Yield Fund I			108			1			—
Inflation Protection Fund			—			(1)			—
International Emerging Markets Fund			—			(30)			—
LargeCap Growth Fund I			—			190			—
LargeCap S&P 500 Index Fund			—			292			—
LargeCap Value Fund			—			12			—
LargeCap Value Fund III			—			92			—
MidCap Fund			—			39			—
MidCap Growth Fund III			—			30			—
MidCap Value Fund III			—			107			—
Overseas Fund			—			24			—
Short-Term Income Account			—			—			—
SmallCap Growth Fund I			—			267			—
SmallCap Value Fund II			—			601			—
			$325			$1,939			$—
Amounts in thousands except shares

See accompanying notes.

			Schedule of Investments
			Principal LifeTime 2030 Account
			June 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.90%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 93.61%
Bond Market Index Fund (a)	470,212		$5,144
Core Plus Bond Fund I (a)	641,050		7,167
Diversified International Fund (a)	677,100		8,457
Diversified Real Asset Fund (a)	188,356		2,486
Global Multi-Strategy Fund (a)	246,632		2,735
Global Opportunities Fund (a)	442,184		5,815
Global Real Estate Securities Fund (a)	634,045		5,706
High Yield Fund I (a)	222,406		2,393
Inflation Protection Fund (a)	223,529		1,963
International Emerging Markets Fund (a)	160,842		4,090
LargeCap Growth Fund (a)	288,362		3,290
LargeCap Growth Fund I (a)	966,254		12,648
LargeCap S&P 500 Index Fund (a)	592,714		8,215
LargeCap Value Fund (a)	461,924		6,370
LargeCap Value Fund III (a)	684,421		10,547
MidCap Growth Fund III (a)	282,561		3,552
MidCap Value Fund III (a)	166,169		3,445
Overseas Fund (a)	698,943		8,569
Preferred Securities Fund (a)	222,925		2,336
SmallCap Growth Fund I (a)	172,934		2,461
SmallCap Value Fund II (a)	178,361		2,565
			$109,954

Principal Variable Contracts Funds, Inc. Class 1 - 6.29%
Bond & Mortgage Securities Account (a)	629,993		7,384

TOTAL INVESTMENT COMPANIES			$117,338
Total Investments			$117,338
Other Assets in Excess of Liabilities, Net - 0.10%			$121
TOTAL NET ASSETS - 100.00%			$117,459

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type			Percent
Domestic Equity Funds			45 .19%
International Equity Funds			27 .79%
Fixed Income Funds			22 .47%
Specialty Funds			4.45%
Other Assets in Excess of Liabilities, Net			0.10%
TOTAL NET ASSETS			100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2030 Account
June 30, 2014 (unaudited)

	December 31,	December 31,
Affiliated Securities	2013	2013		Purchases	Purchases	Sales		Sales	June 30, 2014 June 30, 2014
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Account	499,223	$5,678		155,586	$1,783	24,816		$287	629,993	$7,174
Bond Market Index Fund	457,712	4,913		36,265	389	23,765		256	470,212	5,046
Core Plus Bond Fund I	505,183	5,409		161,578	1,781	25,711		284	641,050	6,906
Diversified International Fund	662,501	8,075		41,734	497	27,135		325	677,100	8,248
Diversified Real Asset Fund	183,614	1,974		13,980	174	9,238		116	188,356	2,033
Global Multi-Strategy Fund	240,303	2,492		18,484	202	12,155		133	246,632	2,561
Global Opportunities Fund	432,118	4,644		28,699	359	18,633		233	442,184	4,771
Global Real Estate Securities Fund	618,586	4,654		40,639	343	25,180		214	634,045	4,784
High Yield Fund I	211,813	1,967		19,344	206	8,751		93	222,406	2,080
Inflation Protection Fund	217,132	1,924		19,811	169	13,414		115	223,529	1,978
International Emerging Markets Fund	135,203	3,007		33,262	778	7,623		182	160,842	3,603
LargeCap Growth Fund	300,049	3,160		17,184	189	28,871		323	288,362	3,037
LargeCap Growth Fund I	1,060,834	12,321		60,556	772	155,136		2,001	966,254	11,188
LargeCap S&P 500 Index Fund	618,232	7,173		37,312	489	62,830		817	592,714	6,878
LargeCap Value Fund	452,441	5,688		27,298	357	17,815		233	461,924	5,813
LargeCap Value Fund III	697,601	9,362		41,625	608	54,805		795	684,421	9,188
MidCap Growth Fund III	292,517	2,761		17,252	211	27,208		336	282,561	2,643
MidCap Value Fund III	162,306	2,607		10,842	211	6,979		136	166,169	2,683
Overseas Fund	684,161	6,753		42,133	497	27,351		325	698,943	6,927
Preferred Securities Fund	213,262	2,169		18,795	191	9,132		93	222,925	2,267
SmallCap Growth Fund I	183,275	1,580		8,937	127	19,278		283	172,934	1,439
SmallCap Value Fund II	189,740	1,568		9,423	129	20,802		284	178,361	1,417

		$99,879			$10,462			$7,864		$102,664

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Bond & Mortgage Securities Account			$—			$—	$			—
Bond Market Index Fund			—			—				—
Core Plus Bond Fund I			—			—				—
Diversified International Fund			—			1				—
Diversified Real Asset Fund			—			1				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			1				—
Global Real Estate Securities Fund			32			1				—
High Yield Fund I			63			—				—
Inflation Protection Fund			—			—				—
International Emerging Markets Fund			—			—				—
LargeCap Growth Fund			—			11				—
LargeCap Growth Fund I			—			96				—
LargeCap S&P 500 Index Fund			—			33				—
LargeCap Value Fund			—			1				—
LargeCap Value Fund III			—			13				—
MidCap Growth Fund III			—			7				—
MidCap Value Fund III			—			1				—
Overseas Fund			—			2				—
Preferred Securities Fund			58			—				—
SmallCap Growth Fund I			—			15				—
SmallCap Value Fund II			—			4				—
			$153			$187	$			—
Amounts in thousands except shares

See accompanying notes.

			Schedule of Investments
			Principal LifeTime 2040 Account
			June 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.87%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 96.25%
Bond Market Index Fund (a)	82,622		$904
Core Plus Bond Fund I (a)	130,584		1,460
Diversified International Fund (a)	276,591		3,455
Diversified Real Asset Fund (a)	43,408		573
Global Multi-Strategy Fund (a)	71,657		795
Global Opportunities Fund (a)	171,657		2,257
Global Real Estate Securities Fund (a)	215,112		1,936
High Yield Fund I (a)	76,033		818
International Emerging Markets Fund (a)	59,277		1,507
LargeCap Growth Fund (a)	128,538		1,467
LargeCap Growth Fund I (a)	390,393		5,110
LargeCap S&P 500 Index Fund (a)	232,352		3,220
LargeCap Value Fund (a)	184,845		2,549
LargeCap Value Fund III (a)	279,201		4,303
MidCap Growth Fund III (a)	104,723		1,316
MidCap Value Fund III (a)	67,771		1,405
Overseas Fund (a)	291,460		3,573
Preferred Securities Fund (a)	59,056		619
SmallCap Growth Fund I (a)	68,215		971
SmallCap Value Fund II (a)	65,216		938
			$39,176

Principal Variable Contracts Funds, Inc. Class 1 - 3.62%
Bond & Mortgage Securities Account (a)	125,530		1,471

TOTAL INVESTMENT COMPANIES			$40,647
Total Investments			$40,647
Other Assets in Excess of Liabilities, Net - 0.13%			$54
TOTAL NET ASSETS - 100.00%			$40,701

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type			Percent
Domestic Equity Funds			52 .27%
International Equity Funds			31 .28%
Fixed Income Funds			12 .96%
Specialty Funds			3.36%
Other Assets in Excess of Liabilities, Net			0.13%
TOTAL NET ASSETS			100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2040 Account
June 30, 2014 (unaudited)

	December 31,	December 31,
Affiliated Securities	2013	2013		Purchases	Purchases	Sales		Sales	June 30, 2014 June 30, 2014
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Account	85,549	$1,012		47,399	$543	7,418		$86	125,530	$1,469
Bond Market Index Fund	79,533	856		7,668	82	4,579		49	82,622	889
Core Plus Bond Fund I	84,489	919		53,842	593	7,747		85	130,584	1,427
Diversified International Fund	265,118	3,309		27,709	330	16,236		193	276,591	3,446
Diversified Real Asset Fund	41,007	443		5,753	71	3,352		41	43,408	473
Global Multi-Strategy Fund	67,966	706		8,912	97	5,221		57	71,657	746
Global Opportunities Fund	164,396	1,775		17,322	216	10,061		125	171,657	1,866
Global Real Estate Securities Fund	204,455	1,550		24,633	208	13,976		119	215,112	1,639
High Yield Fund I	71,002	701		9,304	99	4,273		46	76,033	754
International Emerging Markets Fund	51,962	1,393		11,520	271	4,205		100	59,277	1,564
LargeCap Growth Fund	136,735	1,445		12,096	132	20,293		227	128,538	1,354
LargeCap Growth Fund I	405,144	4,718		38,882	493	53,633		688	390,393	4,533
LargeCap S&P 500 Index Fund	230,592	2,683		22,715	297	20,955		273	232,352	2,708
LargeCap Value Fund	189,234	2,386		17,545	229	21,934		284	184,845	2,332
LargeCap Value Fund III	267,907	3,581		27,147	396	15,853		231	279,201	3,747
MidCap Growth Fund III	100,452	1,064		10,407	127	6,136		74	104,723	1,117
MidCap Value Fund III	67,655	1,097		6,523	127	6,407		125	67,771	1,100
Overseas Fund	279,852	2,837		27,926	330	16,318		193	291,460	2,974
Preferred Securities Fund	55,408	579		6,983	71	3,335		35	59,056	615
SmallCap Growth Fund I	69,321	785		5,552	78	6,658		96	68,215	768
SmallCap Value Fund II	66,529	596		5,705	78	7,018		96	65,216	579

		$34,435			$4,868			$3,223		$36,100

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Bond & Mortgage Securities Account			$—			$—	$			—
Bond Market Index Fund			—			—				—
Core Plus Bond Fund I			—			—				—
Diversified International Fund			—			—				—
Diversified Real Asset Fund			—			—				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			—				—
Global Real Estate Securities Fund			11			—				—
High Yield Fund I			21			—				—
International Emerging Markets Fund			—			—				—
LargeCap Growth Fund			—			4				—
LargeCap Growth Fund I			—			10				—
LargeCap S&P 500 Index Fund			—			1				—
LargeCap Value Fund			—			1				—
LargeCap Value Fund III			—			1				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund III			—			1				—
Overseas Fund			—			—				—
Preferred Securities Fund			16			—				—
SmallCap Growth Fund I			—			1				—
SmallCap Value Fund II			—			1				—
			$48			$20	$			—
Amounts in thousands except shares

See accompanying notes.

			Schedule of Investments
			Principal LifeTime 2050 Account
			June 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.90%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 98.38%
Core Plus Bond Fund I (a)	29,477		$330
Diversified International Fund (a)	175,025		2,186
Diversified Real Asset Fund (a)	30,854		407
Global Multi-Strategy Fund (a)	35,978		399
Global Opportunities Fund (a)	115,434		1,518
Global Real Estate Securities Fund (a)	138,355		1,245
High Yield Fund I (a)	42,003		452
International Emerging Markets Fund (a)	41,088		1,045
LargeCap Growth Fund (a)	83,357		951
LargeCap Growth Fund I (a)	242,727		3,177
LargeCap S&P 500 Index Fund (a)	139,189		1,929
LargeCap Value Fund (a)	111,065		1,532
LargeCap Value Fund III (a)	177,960		2,742
MidCap Growth Fund III (a)	63,791		802
MidCap Value Fund III (a)	42,508		881
Overseas Fund (a)	186,617		2,288
Preferred Securities Fund (a)	46,283		485
SmallCap Growth Fund I (a)	40,692		579
SmallCap Value Fund II (a)	41,718		600
			$23,548

Principal Variable Contracts Funds, Inc. Class 1 - 1.52%
Bond & Mortgage Securities Account (a)	31,124		365

TOTAL INVESTMENT COMPANIES			$23,913
Total Investments			$23,913
Other Assets in Excess of Liabilities, Net - 0.10%			$24
TOTAL NET ASSETS - 100.00%			$23,937

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type			Percent
Domestic Equity Funds			55 .12%
International Equity Funds			34 .59%
Fixed Income Funds			6.82%
Specialty Funds			3.37%
Other Assets in Excess of Liabilities, Net			0.10%
TOTAL NET ASSETS			100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2050 Account
June 30, 2014 (unaudited)

	December 31,	December 31,
Affiliated Securities	2013	2013		Purchases	Purchases	Sales		Sales	June 30, 2014 June 30, 2014
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Account	25,936	$306		7,252	$83	2,064		$23	31,124	$366
Bond Market Index Fund	7,976	82		—	—	7,976		85	—	—
Core Plus Bond Fund I	24,108	261		7,462	82	2,093		23	29,477	320
Diversified International Fund	170,455	2,161		15,331	183	10,761		128	175,025	2,217
Diversified Real Asset Fund	23,340	254		9,276	117	1,762		22	30,854	349
Global Multi-Strategy Fund	34,912	361		3,556	39	2,490		27	35,978	373
Global Opportunities Fund	112,406	1,213		10,103	127	7,075		89	115,434	1,252
Global Real Estate Securities Fund	134,265	1,025		12,792	109	8,702		74	138,355	1,060
High Yield Fund I	39,794	388		4,758	51	2,549		28	42,003	411
International Emerging Markets Fund	35,612	928		8,274	195	2,798		67	41,088	1,056
LargeCap Growth Fund	81,444	860		6,411	70	4,498		49	83,357	881
LargeCap Growth Fund I	244,250	2,846		20,548	261	22,071		283	242,727	2,826
LargeCap S&P 500 Index Fund	143,425	1,669		11,699	154	15,935		208	139,189	1,617
LargeCap Value Fund	108,352	1,365		9,177	120	6,464		84	111,065	1,401
LargeCap Value Fund III	173,655	2,337		14,424	212	10,119		147	177,960	2,403
MidCap Growth Fund III	62,165	637		5,447	66	3,821		46	63,791	657
MidCap Value Fund III	41,488	670		3,433	67	2,413		46	42,508	691
Overseas Fund	181,995	1,841		15,453	183	10,831		128	186,617	1,896
Preferred Securities Fund	44,146	455		4,797	49	2,660		28	46,283	476
SmallCap Growth Fund I	39,819	422		2,934	41	2,061		29	40,692	434
SmallCap Value Fund II	40,826	358		3,040	42	2,148		29	41,718	371

		$20,439			$2,251			$1,643		$21,057

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Bond & Mortgage Securities Account			$—			$—	$			—
Bond Market Index Fund			—			3				—
Core Plus Bond Fund I			—			—				—
Diversified International Fund			—			1				—
Diversified Real Asset Fund			—			—				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			1				—
Global Real Estate Securities Fund			7			—				—
High Yield Fund I			12			—				—
International Emerging Markets Fund			—			—				—
LargeCap Growth Fund			—			—				—
LargeCap Growth Fund I			—			2				—
LargeCap S&P 500 Index Fund			—			2				—
LargeCap Value Fund			—			—				—
LargeCap Value Fund III			—			1				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund III			—			—				—
Overseas Fund			—			—				—
Preferred Securities Fund			11			—				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$30			$10	$			—
Amounts in thousands except shares

See accompanying notes.

			Schedule of Investments
			Principal LifeTime 2060 Account
			June 30, 2014 (unaudited)

INVESTMENT COMPANIES - 100.80%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 99.60%
Core Plus Bond Fund I (a)	798		$9
Diversified International Fund (a)	5,808		73
Diversified Real Asset Fund (a)	874		12
Global Multi-Strategy Fund (a)	1,295		14
Global Opportunities Fund (a)	3,920		52
Global Real Estate Securities Fund (a)	4,748		43
High Yield Fund I (a)	1,348		14
International Emerging Markets Fund (a)	1,542		39
LargeCap Growth Fund (a)	2,410		27
LargeCap Growth Fund I (a)	7,701		102
LargeCap S&P 500 Index Fund (a)	4,460		62
LargeCap Value Fund (a)	3,369		46
LargeCap Value Fund III (a)	5,615		87
MidCap Growth Fund III (a)	2,079		26
MidCap Value Fund III (a)	1,324		27
Overseas Fund (a)	5,838		72
Preferred Securities Fund (a)	1,423		15
SmallCap Growth Fund I (a)	1,083		15
SmallCap Value Fund II (a)	1,141		16
			$751

Principal Variable Contracts Funds, Inc. Class 1 - 1.20%
Bond & Mortgage Securities Account (a)	768		9

TOTAL INVESTMENT COMPANIES			$760
Total Investments			$760
Liabilities in Excess of Other Assets, Net - (0.80)%			$(6)
TOTAL NET ASSETS - 100.00%			$754

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type			Percent
Domestic Equity Funds			54 .27%
International Equity Funds			36 .82%
Fixed Income Funds			6.28%
Specialty Funds			3.43%
Liabilities in Excess of Other Assets, Net			(0.80)%
TOTAL NET ASSETS			100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2060 Account
June 30, 2014 (unaudited)

	December 31,	December 31,
Affiliated Securities	2013	2013		Purchases	Purchases	Sales		Sales	June 30, 2014 June 30, 2014
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Account	33	$—		757	$9	22		$—	768	$9
Core Plus Bond Fund I	34	—		787	9	23		—	798	9
Diversified International Fund	257	3		5,708	65	157		2	5,808	66
Diversified Real Asset Fund	38	—		860	10	24		—	874	10
Global Multi-Strategy Fund	56	1		1,276	14	37		1	1,295	14
Global Opportunities Fund	177	2		3,850	47	107		2	3,920	47
Global Real Estate Securities Fund	197	2		4,677	38	126		1	4,748	39
High Yield Fund I	57	1		1,329	14	38		1	1,348	14
International Emerging Markets Fund	62	1		1,521	34	41		—	1,542	35
LargeCap Growth Fund	113	1		2,364	25	67		—	2,410	26
LargeCap Growth Fund I	367	5		7,549	94	215		3	7,701	96
LargeCap S&P 500 Index Fund	204	2		4,375	55	119		1	4,460	56
LargeCap Value Fund	153	2		3,306	41	90		1	3,369	42
LargeCap Value Fund III	255	4		5,510	77	150		2	5,615	79
MidCap Growth Fund III	97	1		2,040	24	58		—	2,079	25
MidCap Value Fund III	62	1		1,298	24	36		1	1,324	24
Overseas Fund	266	3		5,730	65	158		1	5,838	67
Preferred Securities Fund	60	1		1,402	14	39		1	1,423	14
SmallCap Growth Fund I	53	1		1,061	15	31		1	1,083	15
SmallCap Value Fund II	54	1		1,118	15	31		1	1,141	15

		$32			$689			$19		$702

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Bond & Mortgage Securities Account			$—			$—	$			—
Core Plus Bond Fund I			—			—				—
Diversified International Fund			—			—				—
Diversified Real Asset Fund			—			—				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			—				—
Global Real Estate Securities Fund			—			—				—
High Yield Fund I			—			—				—
International Emerging Markets Fund			—			—				—
LargeCap Growth Fund			—			—				—
LargeCap Growth Fund I			—			—				—
LargeCap S&P 500 Index Fund			—			—				—
LargeCap Value Fund			—			—				—
LargeCap Value Fund III			—			—				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund III			—			—				—
Overseas Fund			—			—				—
Preferred Securities Fund			1			—				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$1			$—	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Principal LifeTime Strategic Income Account
June 30, 2014 (unaudited)

INVESTMENT COMPANIES - 100.33%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 72.26%
Bond Market Index Fund (a)	329,297		$3,603
Core Plus Bond Fund I (a)	382,986		4,282
Diversified International Fund (a)	55,835		697
Diversified Real Asset Fund (a)	109,041		1,439
Equity Income Fund (a)	79,569		2,070
Global Diversified Income Fund (a)	143,709		2,159
Global Multi-Strategy Fund (a)	71,312		791
Global Opportunities Fund (a)	20,386		268
High Yield Fund I (a)	102,284		1,101
Inflation Protection Fund (a)	228,918		2,010
International Emerging Markets Fund (a)	8,392		213
LargeCap Growth Fund I (a)	79,704		1,043
LargeCap S&P 500 Index Fund (a)	34,455		478
MidCap Fund (a)	36,203		788
Overseas Fund (a)	59,110		725
SmallCap Growth Fund I (a)	9,060		129
SmallCap Value Fund II (a)	9,319		134
			$21,930

Principal Variable Contracts Funds, Inc. Class 1 - 28.07%
Bond & Mortgage Securities Account (a)	386,356		4,528
Short-Term Income Account (a)	1,523,087		3,990
			$8,518
TOTAL INVESTMENT COMPANIES			$30,448
Total Investments			$30,448
Liabilities in Excess of Other Assets, Net - (0.33)%			$(101)
TOTAL NET ASSETS - 100.00%			$30,347

(a) Affiliated Security

Portfolio Summary (unaudited)

Fund Type			Percent
Fixed Income Funds			64 .30%
Domestic Equity Funds			15 .30%
Specialty Funds			14 .46%
International Equity Funds			6.27%
Liabilities in Excess of Other Assets, Net			(0.33)%
TOTAL NET ASSETS			100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime Strategic Income Account
June 30, 2014 (unaudited)

	December 31,	December 31,
Affiliated Securities	2013	2013		Purchases	Purchases	Sales		Sales	June 30, 2014 June 30, 2014
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Account	403,144	$4,890		22,124	$254	38,912		$445	386,356	$4,690
Bond Market Index Fund	347,265	3,728		23,631	254	41,599		445	329,297	3,538
Core Plus Bond Fund I	409,608	4,401		13,975	154	40,597		446	382,986	4,111
Diversified International Fund	59,630	791		1,965	24	5,760		69	55,835	749
Diversified Real Asset Fund	117,545	1,232		4,379	55	12,883		159	109,041	1,140
Equity Income Fund	84,036	1,586		3,062	76	7,529		184	79,569	1,503
Global Diversified Income Fund	149,522	1,482		6,876	100	12,689		183	143,709	1,404
Global Multi-Strategy Fund	77,062	797		3,022	33	8,772		95	71,312	736
Global Opportunities Fund	22,067	236		872	11	2,553		32	20,386	218
High Yield Fund I	106,305	1,113		6,455	69	10,476		112	102,284	1,070
Inflation Protection Fund	234,378	1,884		20,756	177	26,216		224	228,918	1,840
International Emerging Markets Fund	9,058	219		343	8	1,009		24	8,392	203
LargeCap Growth Fund I	92,376	1,072		2,584	33	15,256		195	79,704	922
LargeCap S&P 500 Index Fund	60,572	702		1,662	22	27,779		363	34,455	400
MidCap Fund	38,396	568		1,137	24	3,330		69	36,203	532
Overseas Fund	62,923	589		1,978	24	5,791		69	59,110	545
Short-Term Income Account	1,518,083	3,793		172,954	452	167,950		437	1,523,087	3,811
SmallCap Growth Fund I	16,465	141		394	6	7,799		117	9,060	72
SmallCap Value Fund II	17,213	139		400	6	8,294		117	9,319	72

		$29,363			$1,782			$3,785		$27,556

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Bond & Mortgage Securities Account			$—			$(9)	$			—
Bond Market Index Fund			—			1				—
Core Plus Bond Fund I			—			2				—
Diversified International Fund			—			3				—
Diversified Real Asset Fund			—			12				—
Equity Income Fund			23			25				—
Global Diversified Income Fund			44			5				—
Global Multi-Strategy Fund			—			1				—
Global Opportunities Fund			—			3				—
High Yield Fund I			29			—				—
Inflation Protection Fund			—			3				—
International Emerging Markets Fund			—			—				—
LargeCap Growth Fund I			—			12				—
LargeCap S&P 500 Index Fund			—			39				—
MidCap Fund			—			9				—
Overseas Fund			—			1				—
Short-Term Income Account			—			3				—
SmallCap Growth Fund I			—			42				—
SmallCap Value Fund II			—			44				—
			$96			$196	$			—
Amounts in thousands except shares

See accompanying notes.

			Schedule of Investments
			Real Estate Securities Account
			June 30, 2014 (unaudited)

COMMON STOCKS - 99.09%	Shares Held	Value	(000	's)

Healthcare - Services - 0.81%
Brookdale Senior Living Inc (a)	36,661		$1,223

Real Estate - 1.34%
Jones Lang LaSalle Inc	16,000		2,022

REITS - 96.94%
Apartment Investment & Management Co	129,210		4,170
AvalonBay Communities Inc	35,925		5,108
Aviv REIT Inc	33,459		943
Boston Properties Inc	55,067		6,508
Camden Property Trust	52,543		3,738
CBL & Associates Properties Inc	17,358		330
Corrections Corp of America	70,504		2,316
CubeSmart	122,600		2,246
DDR Corp	176,669		3,115
Duke Realty Corp	131,800		2,394
DuPont Fabros Technology Inc	39,426		1,063
EPR Properties	52,524		2,935
Equity One Inc	53,189		1,255
Equity Residential	70,662		4,452
Essex Property Trust Inc	38,566		7,131
Extra Space Storage Inc	65,300		3,477
Federal Realty Investment Trust	22,438		2,713
First Industrial Realty Trust Inc	193,267		3,641
General Growth Properties Inc	241,633		5,693
Geo Group Inc/The	10,953		391
HCP Inc	72,569		3,003
Health Care REIT Inc	81,454		5,105
Host Hotels & Resorts Inc	293,427		6,458
Kilroy Realty Corp	51,736		3,222
LaSalle Hotel Properties	3,780		133
Pebblebrook Hotel Trust	102,970		3,806
Prologis Inc	163,813		6,731
Public Storage	31,762		5,442
Retail Properties of America Inc	46,600		717
Saul Centers Inc	36,344		1,766
Simon Property Group Inc	101,382		16,858
SL Green Realty Corp	61,350		6,712
Strategic Hotels & Resorts Inc (a)	186,126		2,180
Sun Communities Inc	13,550		675
Sunstone Hotel Investors Inc	175,852		2,625
Taubman Centers Inc	36,430		2,762
Ventas Inc	83,589		5,358
Vornado Realty Trust	56,263		6,005
Washington Prime Group Inc (a)	50,391		944
Weingarten Realty Investors	53,606		1,760
			$145,881
TOTAL COMMON STOCKS			$149,126
INVESTMENT COMPANIES - 0.66%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 0.66%
BlackRock Liquidity Funds FedFund Portfolio	992,234		992

TOTAL INVESTMENT COMPANIES			$992
Total Investments			$150,118
Other Assets in Excess of Liabilities, Net - 0.25%			$374
TOTAL NET ASSETS - 100.00%			$150,492

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector			Percent
Financial			98 .28%
Consumer, Non-cyclical			0.81%
Exchange Traded Funds			0.66%
Other Assets in Excess of Liabilities, Net			0.25%
TOTAL NET ASSETS			100.00%

See accompanying notes.

			Schedule of Investments
			SAM Balanced Portfolio
			June 30, 2014 (unaudited)

INVESTMENT COMPANIES - 100.09%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 48.13%
Blue Chip Fund (a)	1,781,085		$26,716
Global Diversified Income Fund (a)	1,100,579		16,531
Global Multi-Strategy Fund (a)	3,458,156		38,351
Global Real Estate Securities Fund (a)	635,547		5,720
High Yield Fund (a)	2,337,398		18,465
International Emerging Markets Fund (a)	901,922		22,936
LargeCap Growth Fund (a)	6,924,395		79,007
LargeCap Growth Fund II (a)	1,439,566		15,317
LargeCap Value Fund (a)	8,068,029		111,258
Preferred Securities Fund (a)	1,250,267		13,103
Principal Capital Appreciation Fund (a)	1,121,059		65,291
SmallCap Growth Fund I (a)	1,087,888		15,481
SmallCap Value Fund II (a)	1,883,953		27,091
Small-MidCap Dividend Income Fund (a)	1,562,274		22,637
			$477,904

Principal Variable Contracts Funds, Inc. Class 1 - 51.96%
Bond & Mortgage Securities Account (a)	1,059,120		12,413
Diversified International Account (a)	6,071,344		94,774
Equity Income Account (a)	5,789,467		132,173
Government & High Quality Bond Account (a)	7,195,577		76,777
Income Account (a)	12,230,362		136,858
MidCap Account (a)	446,410		28,182
Short-Term Income Account (a)	13,290,206		34,820
			$515,997
TOTAL INVESTMENT COMPANIES			$993,901
Total Investments			$993,901
Liabilities in Excess of Other Assets, Net - (0.09)%			$(904)
TOTAL NET ASSETS - 100.00%			$992,997

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type			Percent
Domestic Equity Funds			52 .69%
Fixed Income Funds			29 .45%
International Equity Funds			12 .43%
Specialty Funds			5.52%
Liabilities in Excess of Other Assets, Net			(0.09)%
TOTAL NET ASSETS			100.00%

See accompanying notes.

Schedule of Investments
SAM Balanced Portfolio
June 30, 2014 (unaudited)

	December 31,	December 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	June 30, 2014 June 30, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	1,836,689	$23,663	1,284	$18	56,888	$788	1,781,085	$22,938
Bond & Mortgage Securities Account	1,057,524	12,535	1,596	18	—	—	1,059,120	12,553
Diversified International Account	6,419,617	72,436	4,889	72	353,162	5,279	6,071,344	67,613
Equity Income Account	5,970,419	68,176	3,912	81	184,864	3,942	5,789,467	65,885
Global Diversified Income Fund	1,080,198	14,413	20,381	295	—	—	1,100,579	14,708
Global Multi-Strategy Fund	3,397,919	34,946	60,237	659	—	—	3,458,156	35,605
Global Real Estate Securities Fund	604,063	4,407	31,484	271	—	—	635,547	4,678
Government & High Quality Bond	9,207,214	91,106	13,430	140	2,025,067	21,353	7,195,577	70,705
Account
High Yield Fund	2,591,428	17,668	84,469	659	338,499	2,655	2,337,398	15,716
Income Account	12,382,840	121,090	48,665	532	201,143	2,170	12,230,362	119,440
International Emerging Markets Fund	917,738	21,679	1,153	27	16,969	395	901,922	21,295
LargeCap Growth Fund	7,204,809	77,236	2,487	27	282,901	3,093	6,924,395	74,230
LargeCap Growth Fund II	2,595,560	15,099	897	9	1,156,891	11,850	1,439,566	7,642
LargeCap Value Fund	8,277,492	107,738	8,697	114	218,160	2,762	8,068,029	104,994
MidCap Account	456,372	12,767	153	9	10,115	592	446,410	12,442
Preferred Securities Fund	1,223,447	8,022	26,820	274	—	—	1,250,267	8,296
Principal Capital Appreciation Fund	1,259,930	63,794	667	36	139,538	7,723	1,121,059	56,670
Short-Term Income Account	13,477,315	34,110	40,673	106	227,782	592	13,290,206	33,619
SmallCap Growth Fund I	2,064,659	21,517	621	9	977,392	13,534	1,087,888	10,810
SmallCap Value Fund II	2,164,651	24,680	662	9	281,360	3,861	1,883,953	20,924
Small-MidCap Dividend Income Fund	1,597,517	15,874	9,421	129	44,664	593	1,562,274	15,445

		$862,956		$3,494		$81,182		$796,208

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$45			$—
Bond & Mortgage Securities Account		—			—			—
Diversified International Account		—			384			—
Equity Income Account		—			1,570			—
Global Diversified Income Fund		331			—			—
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		32			—			—
Government & High Quality Bond Account		—			812			—
High Yield Fund		602			44			—
Income Account		—			(12)			—
International Emerging Markets Fund		—			(16)			—
LargeCap Growth Fund		—			60			—
LargeCap Growth Fund II		—			4,384			—
LargeCap Value Fund		—			(96)			—
MidCap Account		—			258			—
Preferred Securities Fund		326			—			—
Principal Capital Appreciation Fund		—			563			—
Short-Term Income Account		—			(5)			—
SmallCap Growth Fund I		—			2,818			—
SmallCap Value Fund II		—			96			—
Small-MidCap Dividend Income Fund		217			35			—
		$1,508			$10,940			$—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		June 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.90%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 38.21%
Blue Chip Fund (a)	274,287	$4,114
Global Diversified Income Fund (a)	394,515	5,926
Global Multi-Strategy Fund (a)	713,593	7,914
Global Real Estate Securities Fund (a)	186,854	1,682
High Yield Fund (a)	954,697	7,542
International Emerging Markets Fund (a)	135,726	3,451
LargeCap Growth Fund (a)	1,088,798	12,423
LargeCap Growth Fund II (a)	241,608	2,571
LargeCap Value Fund (a)	1,263,615	17,425
Preferred Securities Fund (a)	470,809	4,934
Principal Capital Appreciation Fund (a)	171,912	10,012
SmallCap Growth Fund I (a)	171,518	2,441
SmallCap Value Fund II (a)	281,699	4,051
Small-MidCap Dividend Income Fund (a)	254,443	3,687
		$88,173

Principal Variable Contracts Funds, Inc. Class 1 - 61.69%
Bond & Mortgage Securities Account (a)	498,230	5,839
Diversified International Account (a)	932,496	14,556
Equity Income Account (a)	886,578	20,241
Government & High Quality Bond Account (a)	2,946,500	31,439
Income Account (a)	4,668,609	52,242
MidCap Account (a)	68,560	4,328
Short-Term Income Account (a)	5,241,839	13,734
		$142,379
TOTAL INVESTMENT COMPANIES		$230,552
Total Investments		$230,552
Other Assets in Excess of Liabilities, Net - 0.10%		$241
TOTAL NET ASSETS - 100.00%		$230,793

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		50 .15%
Domestic Equity Funds		35 .21%
International Equity Funds		8.54%
Specialty Funds		6.00%
Other Assets in Excess of Liabilities, Net		0.10%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2014 (unaudited)

	December 31,	December 31,
Affiliated Securities	2013	2013		Purchases	Purchases	Sales	Sales	June 30, 2014 June 30, 2014
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	284,635	$3,606		— $	—	10,348	$143	274,287	$3,473
Bond & Mortgage Securities Account	500,008	5,831		6,655	75	8,433	95	498,230	5,808
Diversified International Account	981,335	10,528		8,943	130	57,782	861	932,496	9,893
Equity Income Account	912,574	10,675		6,323	130	32,319	681	886,578	10,294
Global Diversified Income Fund	396,558	5,307		11,480	165	13,523	191	394,515	5,282
Global Multi-Strategy Fund	557,971	5,755		155,622	1,699	—	—	713,593	7,454
Global Real Estate Securities Fund	125,302	895		67,372	580	5,820	48	186,854	1,427
Government & High Quality Bond	3,443,598	34,904		31,964	332	529,062	5,571	2,946,500	29,727
Account
High Yield Fund	1,003,923	6,915		42,415	330	91,641	717	954,697	6,528
Income Account	4,513,889	45,090		232,479	2,548	77,759	840	4,668,609	46,794
International Emerging Markets Fund	136,853	3,218		935	22	2,062	48	135,726	3,190
LargeCap Growth Fund	1,122,683	12,035		8,039	87	41,924	461	1,088,798	11,672
LargeCap Growth Fund II	405,755	2,563		2,188	22	166,335	1,703	241,608	1,242
LargeCap Value Fund	1,273,505	16,545		27,793	364	37,683	480	1,263,615	16,416
MidCap Account	69,797	1,782		396	23	1,633	96	68,560	1,744
Preferred Securities Fund	461,571	3,199		18,834	190	9,596	96	470,809	3,291
Principal Capital Appreciation Fund	197,072	9,980		812	43	25,972	1,435	171,912	8,690
Short-Term Income Account	5,124,276	12,790		172,823	451	55,260	144	5,241,839	13,095
SmallCap Growth Fund I	314,430	3,345		1,529	22	144,441	2,006	171,518	1,713
SmallCap Value Fund II	325,699	3,653		—	—	44,000	603	281,699	3,069
Small-MidCap Dividend Income Fund	254,717	2,538		3,056	41	3,330	45	254,443	2,534

		$201,154			$7,254		$16,264		$193,336

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Blue Chip Fund			$—			$10			$—
Bond & Mortgage Securities Account			—			(3)			—
Diversified International Account			—			96			—
Equity Income Account			—			170			—
Global Diversified Income Fund			119			1			—
Global Multi-Strategy Fund			—			—			—
Global Real Estate Securities Fund			9			—			—
Government & High Quality Bond Account			—			62			—
High Yield Fund			237			—			—
Income Account			—			(4)			—
International Emerging Markets Fund			—			(2)			—
LargeCap Growth Fund			—			11			—
LargeCap Growth Fund II			—			360			—
LargeCap Value Fund			—			(13)			—
MidCap Account			—			35			—
Preferred Securities Fund			123			(2)			—
Principal Capital Appreciation Fund			—			102			—
Short-Term Income Account			—			(2)			—
SmallCap Growth Fund I			—			352			—
SmallCap Value Fund II			—			19			—
Small-MidCap Dividend Income Fund			35			—			—
			$523			$1,192			$—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	SAM Conservative Growth Portfolio
		June 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.97%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 59.30%
Blue Chip Fund (a)	641,542	$9,623
Diversified Real Asset Fund (a)	323,193	4,266
Global Multi-Strategy Fund (a)	1,359,564	15,078
Global Real Estate Securities Fund (a)	336,224	3,026
High Yield Fund (a)	222,733	1,760
International Emerging Markets Fund (a)	324,359	8,248
LargeCap Growth Fund (a)	2,564,965	29,266
LargeCap Growth Fund II (a)	740,104	7,875
LargeCap Value Fund (a)	2,904,261	40,050
Preferred Securities Fund (a)	136,526	1,431
Principal Capital Appreciation Fund (a)	438,605	25,544
SmallCap Growth Fund I (a)	592,761	8,435
SmallCap Value Fund II (a)	726,084	10,441
Small-MidCap Dividend Income Fund (a)	560,123	8,116
		$173,159

Principal Variable Contracts Funds, Inc. Class 1 - 40.67%
Diversified International Account (a)	2,220,040	34,655
Equity Income Account (a)	2,137,114	48,790
Government & High Quality Bond Account (a)	754,062	8,046
Income Account (a)	1,289,545	14,430
MidCap Account (a)	149,859	9,461
Short-Term Income Account (a)	1,295,941	3,395
		$118,777
TOTAL INVESTMENT COMPANIES		$291,936
Total Investments		$291,936
Other Assets in Excess of Liabilities, Net - 0.03%		$93
TOTAL NET ASSETS - 100.00%		$292,029

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		67 .68%
International Equity Funds		15 .73%
Fixed Income Funds		9.94%
Specialty Funds		6.62%
Other Assets in Excess of Liabilities, Net		0.03%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2014 (unaudited)

	December 31,	December 31,
Affiliated Securities	2013	2013		Purchases	Purchases	Sales		Sales	June 30, 2014 June 30, 2014
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Blue Chip Fund	645,543	$8,246		2,803	$39	6,804		$95	641,542	$8,191
Diversified International Account	2,242,553	28,538		12,671	185	35,184		524	2,220,040	28,152
Diversified Real Asset Fund	325,155	3,617		—	—	1,962		23	323,193	3,594
Equity Income Account	2,148,397	24,796		8,176	168	19,459		402	2,137,114	24,572
Global Multi-Strategy Fund	1,167,364	12,080		192,200	2,095	—		—	1,359,564	14,175
Global Real Estate Securities Fund	215,295	1,552		123,803	1,065	2,874		24	336,224	2,593
Government & High Quality Bond	870,139	8,410		5,306	55	121,383		1,282	754,062	7,250
Account
High Yield Fund	212,595	1,411		10,138	80	—		—	222,733	1,491
Income Account	1,258,249	12,091		37,882	415	6,586		72	1,289,545	12,434
International Emerging Markets Fund	324,156	7,639		2,243	52	2,040		48	324,359	7,641
LargeCap Growth Fund	2,591,723	27,783		6,611	72	33,369		367	2,564,965	27,496
LargeCap Growth Fund II	905,151	5,679		3,910	39	168,957		1,742	740,104	4,305
LargeCap Value Fund	2,872,158	37,335		61,886	809	29,783		379	2,904,261	37,755
MidCap Account	151,028	4,699		442	26	1,611		95	149,859	4,657
Preferred Securities Fund	133,597	950		2,929	30	—		—	136,526	980
Principal Capital Appreciation Fund	456,543	23,129		1,701	91	19,639		1,094	438,605	22,173
Short-Term Income Account	1,239,188	3,148		56,753	147	—		—	1,295,941	3,295
SmallCap Growth Fund I	739,762	7,765		2,729	39	149,730		2,072	592,761	5,960
SmallCap Value Fund II	772,653	8,762		1,949	26	48,518		669	726,084	8,136
Small-MidCap Dividend Income Fund	560,610	5,609		4,850	66	5,337		72	560,123	5,603

		$233,239			$5,499			$8,960		$230,453

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Blue Chip Fund			$—			$1	$			—
Diversified International Account			—			(47)				—
Diversified Real Asset Fund			—			—				—
Equity Income Account			—			10				—
Global Multi-Strategy Fund			—			—				—
Global Real Estate Securities Fund			16			—				—
Government & High Quality Bond Account			—			67				—
High Yield Fund			52			—				—
Income Account			—			—				—
International Emerging Markets Fund			—			(2)				—
LargeCap Growth Fund			—			8				—
LargeCap Growth Fund II			—			329				—
LargeCap Value Fund			—			(10)				—
MidCap Account			—			27				—
Preferred Securities Fund			36			—				—
Principal Capital Appreciation Fund			—			47				—
Short-Term Income Account			—			—				—
SmallCap Growth Fund I			—			228				—
SmallCap Value Fund II			—			17				—
Small-MidCap Dividend Income Fund			78			—				—
			$182			$675	$			—
Amounts in thousands except shares

See accompanying notes.

			Schedule of Investments
			SAM Flexible Income Portfolio
			June 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.93%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 33.42%
Blue Chip Fund (a)	164,146		$2,462
Global Diversified Income Fund (a)	777,944		11,685
Global Real Estate Securities Fund (a)	235,554		2,120
High Yield Fund (a)	1,605,912		12,687
International Emerging Markets Fund (a)	98,568		2,507
LargeCap Growth Fund (a)	859,735		9,809
LargeCap Value Fund (a)	888,952		12,259
Preferred Securities Fund (a)	903,243		9,466
Principal Capital Appreciation Fund (a)	62,853		3,660
SmallCap Growth Fund I (a)	119,363		1,698
Small-MidCap Dividend Income Fund (a)	764,730		11,081
			$79,434

Principal Variable Contracts Funds, Inc. Class 1 - 66.51%
Bond & Mortgage Securities Account (a)	794,813		9,315
Diversified International Account (a)	387,603		6,051
Equity Income Account (a)	875,964		19,998
Government & High Quality Bond Account (a)	3,037,149		32,407
Income Account (a)	6,351,388		71,072
Short-Term Income Account (a)	7,338,585		19,227
			$158,070
TOTAL INVESTMENT COMPANIES			$237,504
Total Investments			$237,504
Other Assets in Excess of Liabilities, Net - 0.07%			$171
TOTAL NET ASSETS - 100.00%			$237,675

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type			Percent
Fixed Income Funds			64 .87%
Domestic Equity Funds			25 .65%
Specialty Funds			4.92%
International Equity Funds			4.49%
Other Assets in Excess of Liabilities, Net			0.07%
TOTAL NET ASSETS			100.00%

See accompanying notes.

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2014 (unaudited)

	December 31,	December 31,
Affiliated Securities	2013	2013		Purchases	Purchases	Sales	Sales	June 30, 2014 June 30, 2014
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	173,654	$2,231		— $	—	9,508	$137	164,146	$2,106
Bond & Mortgage Securities Account	803,486	9,337		13,425	154	22,098	252	794,813	9,230
Diversified International Account	460,656	4,554		—	—	73,053	1,091	387,603	3,723
Equity Income Account	925,782	11,340		1,996	41	51,814	1,114	875,964	10,388
Global Diversified Income Fund	748,329	9,960		41,413	602	11,798	167	777,944	10,396
Global Real Estate Securities Fund	223,933	1,602		16,688	143	5,067	42	235,554	1,703
Government & High Quality Bond	3,570,263	35,590		21,744	227	554,858	5,842	3,037,149	30,150
Account
High Yield Fund	1,540,840	10,718		92,007	719	26,935	208	1,605,912	11,224
Income Account	6,216,543	62,026		220,068	2,415	85,223	919	6,351,388	63,495
International Emerging Markets Fund	101,700	2,434		446	10	3,578	83	98,568	2,357
LargeCap Growth Fund	884,571	9,483		1,881	21	26,717	294	859,735	9,216
LargeCap Value Fund	871,241	11,350		43,871	574	26,160	334	888,952	11,579
Preferred Securities Fund	865,988	5,592		45,631	466	8,376	82	903,243	5,974
Principal Capital Appreciation Fund	89,814	4,548		—	—	26,961	1,491	62,853	3,177
Short-Term Income Account	7,019,944	17,186		382,914	1,000	64,273	167	7,338,585	18,019
SmallCap Growth Fund I	235,758	2,653		716	10	117,111	1,700	119,363	1,227
Small-MidCap Dividend Income Fund	786,387	8,305		6,322	86	27,979	381	764,730	8,020

		$208,909			$6,468		$14,304		$201,984

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Blue Chip Fund			$—			$12			$—
Bond & Mortgage Securities Account			—			(9)			—
Diversified International Account			—			260			—
Equity Income Account			—			121			—
Global Diversified Income Fund			230			1			—
Global Real Estate Securities Fund			12			—			—
Government & High Quality Bond Account			—			175			—
High Yield Fund			375			(5)			—
Income Account			—			(27)			—
International Emerging Markets Fund			—			(4)			—
LargeCap Growth Fund			—			6			—
LargeCap Value Fund			—			(11)			—
Preferred Securities Fund			233			(2)			—
Principal Capital Appreciation Fund			—			120			—
Short-Term Income Account			—			—			—
SmallCap Growth Fund I			—			264			—
Small-MidCap Dividend Income Fund			107			10			—
			$957			$911			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
SAM Strategic Growth Portfolio
June 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.97%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 70.27%
Blue Chip Fund (a)	604,406		$9,066
Global Real Estate Securities Fund (a)	595,700		5,361
International Emerging Markets Fund (a)	411,705		10,470
LargeCap Growth Fund (a)	3,345,743		38,175
LargeCap Growth Fund II (a)	690,223		7,344
LargeCap Value Fund (a)	3,076,846		42,430
Principal Capital Appreciation Fund (a)	393,854		22,938
SmallCap Growth Fund I (a)	526,260		7,489
SmallCap Value Fund II (a)	598,654		8,609
Small-MidCap Dividend Income Fund (a)	434,387		6,294
			$158,176

Principal Variable Contracts Funds, Inc. Class 1 - 29.70%
Diversified International Account (a)	1,406,365		21,953
Equity Income Account (a)	1,819,538		41,540
MidCap Account (a)	53,395		3,371
			$66,864
TOTAL INVESTMENT COMPANIES			$225,040
Total Investments			$225,040
Other Assets in Excess of Liabilities, Net - 0.03%			$74
TOTAL NET ASSETS - 100.00%			$225,114

(a) Affiliated Security

Portfolio Summary (unaudited)

Fund Type			Percent
Domestic Equity Funds			83 .19%
International Equity Funds			16 .78%
Other Assets in Excess of Liabilities, Net			0.03%
TOTAL NET ASSETS			100.00%

See accompanying notes.

Schedule of Investments
SAM Strategic Growth Portfolio
June 30, 2014 (unaudited)

	December 31,	December 31,
Affiliated Securities	2013	2013		Purchases	Purchases	Sales		Sales	June 30, 2014 June 30, 2014
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Blue Chip Fund	598,362	$7,615		9,760	$137	3,716		$52	604,406	$7,700
Diversified International Account	1,419,393	16,472		25,493	376	38,521		577	1,406,365	16,286
Equity Income Account	1,800,600	23,353		29,574	615	10,636		221	1,819,538	23,747
Global Real Estate Securities Fund	307,671	2,206		289,609	2,499	1,580		13	595,700	4,692
International Emerging Markets Fund	400,214	9,550		13,146	307	1,655		38	411,705	9,817
LargeCap Growth Fund	3,281,138	35,192		89,610	981	25,005		273	3,345,743	35,896
LargeCap Growth Fund II	841,960	5,535		10,217	102	161,954		1,654	690,223	4,177
LargeCap Value Fund	2,913,256	37,982		183,965	2,407	20,375		260	3,076,846	40,116
MidCap Account	53,037	1,439		578	34	220		13	53,395	1,460
Principal Capital Appreciation Fund	390,170	19,771		6,341	342	2,657		144	393,854	19,968
SmallCap Growth Fund I	654,060	6,894		11,880	171	139,680		1,930	526,260	5,312
SmallCap Value Fund II	620,817	6,625		7,598	102	29,761		408	598,654	6,327
Small-MidCap Dividend Income Fund	430,560	4,281		4,801	65	974		13	434,387	4,333

		$176,915			$8,138			$5,596		$179,831

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Blue Chip Fund			$—			$—	$			—
Diversified International Account			—			15				—
Equity Income Account			—			—				—
Global Real Estate Securities Fund			27			—				—
International Emerging Markets Fund			—			(2)				—
LargeCap Growth Fund			—			(4)				—
LargeCap Growth Fund II			—			194				—
LargeCap Value Fund			—			(13)				—
MidCap Account			—			—				—
Principal Capital Appreciation Fund			—			(1)				—
SmallCap Growth Fund I			—			177				—
SmallCap Value Fund II			—			8				—
Small-MidCap Dividend Income Fund			60			—				—
			$87			$374	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Short-Term Income Account
June 30, 2014 (unaudited)

INVESTMENT COMPANIES - 3.67%	Shares Held	Value(000	's)		Principal
Publicly Traded Investment Fund - 3.67%				BONDS (continued)	Amount (000's)	Value(000	's)
BlackRock Liquidity Funds FedFund Portfolio	9,381,072	$9,383		Automobile Floor Plan Asset Backed Securities (continued)
				Nissan Master Owner Trust Receivables
TOTAL INVESTMENT COMPANIES		$9,383		0.45%, 02/15/2018 (b)	$2,000	$2,001
	Principal			World Omni Master Owner Trust
BONDS- 94.53%	Amount (000's)	Value(000	's)	0.50%, 02/15/2018 (a),(b)	1,750	1,752

Agriculture - 0.89%						$11,575
Cargill Inc				Automobile Manufacturers - 1.58%
6.00%, 11/27/2017 (a)	$2,000	$2,282		Daimler Finance North America LLC
				1.88%, 09/15/2014 (a)	1,000	1,003
				PACCAR Financial Corp
Automobile Asset Backed Securities - 5.52%				0.83%, 12/06/2018 (b)	750	757
American Credit Acceptance Receivables				Toyota Motor Credit Corp
Trust				2.10%, 01/17/2019	2,250	2,270
1.64%, 11/15/2016 (a),(b)	378	378
AmeriCredit Automobile Receivables Trust						$4,030
2013-1				Banks- 16.55%
0.49%, 06/08/2016	283	283		Australia & New Zealand Banking Group
AmeriCredit Automobile Receivables Trust				Ltd/New York NY
2013-3				0.78%, 05/15/2018 (b)	750	755
0.68%, 10/11/2016 (b)	561	561		Bank of America NA
AmeriCredit Automobile Receivables Trust				0.51%, 06/15/2016 (b)	1,500	1,492
2013-5				1.25%, 02/14/2017	1,000	1,001
0.53%, 03/08/2017 (b)	877	878		5.30%, 03/15/2017	4,000	4,399
AmeriCredit Automobile Receivables Trust				Bank of New York Mellon Corp/The
2014-1				2.20%, 05/15/2019	1,000	1,006
0.57%, 07/10/2017 (b)	1,250	1,250		Branch Banking & Trust Co
AmeriCredit Automobile Receivables Trust				0.53%, 05/23/2017 (b)	1,750	1,737
2014-2				0.55%, 09/13/2016 (b)	250	249
0.54%, 10/10/2017 (b)	1,800	1,800		Citigroup Inc
Capital Auto Receivables Asset Trust 2014-1				4.75%, 05/19/2015	1,250	1,296
0.68%, 05/20/2016 (b)	500	501		6.13%, 05/15/2018	2,000	2,304
CPS Auto Receivables Trust 2013-A				Commonwealth Bank of Australia
1.31%, 06/15/2020 (a),(b)	1,760	1,762		3.75%, 10/15/2014 (a)	1,750	1,767
CPS Auto Receivables Trust 2013-B				Commonwealth Bank of Australia/New York
1.82%, 09/15/2020 (a),(b)	958	962		NY
CPS Auto Receivables Trust 2013-C				2.25%, 03/13/2019	500	504
1.64%, 04/16/2018 (a)	724	728		Goldman Sachs Group Inc/The
CPS Auto Receivables Trust 2013-D				1.32%, 11/15/2018 (b)	2,000	2,027
1.54%, 07/16/2018 (a),(b)	814	819		JP Morgan Chase Bank NA
CPS Auto Trust				5.88%, 06/13/2016	1,250	1,368
1.48%, 03/16/2020 (a)	364	365		6.00%, 10/01/2017	3,000	3,413
Santander Drive Auto Receivables Trust 2013-				KeyBank NA/Cleveland OH
2				5.45%, 03/03/2016	250	269
0.47%, 03/15/2016 (b)	170	170		7.41%, 10/15/2027	3,750	3,962
Santander Drive Auto Receivables Trust 2013-				Morgan Stanley
5				0.68%, 10/18/2016 (b)	2,000	1,998
0.53%, 04/17/2017 (b)	643	643		1.08%, 01/24/2019 (b)	2,750	2,768
Santander Drive Auto Receivables Trust 2014-				National City Bank/Cleveland OH
1				0.60%, 06/07/2017 (b)	500	499
0.74%, 06/15/2017	1,000	1,001		PNC Bank NA
Santander Drive Auto Receivables Trust 2014-				4.88%, 09/21/2017	1,700	1,879
2				6.00%, 12/07/2017	900	1,031
0.54%, 07/17/2017 (b)	1,000	1,000		SunTrust Bank/Atlanta GA
Santander Drive Auto Receivables Trust 2014-				0.52%, 08/24/2015 (b)	1,000	999
3				7.25%, 03/15/2018	1,500	1,776
0.54%, 08/15/2017 (b)	1,000	1,000		US Bank NA/Cincinnati OH
		$14,101		0.45%, 01/30/2017 (b)	500	500
				Wells Fargo & Co
Automobile Floor Plan Asset Backed Securities - 4.53%				7.98%, 12/31/2049 (b)	750	853
Ally Master Owner Trust				Wells Fargo Bank NA
0.60%, 04/15/2018 (b)	2,500	2,505
				0.56%, 03/15/2016 (b)	1,000	1,001
0.62%, 01/15/2019 (b)	550	551
CNH Wholesale Master Note Trust				6.00%, 11/15/2017	1,250	1,432
0.75%, 08/15/2019 (a),(b)	1,250	1,253				$42,285
Ford Credit Auto Owner Trust/Ford Credit				Beverages - 1.24%
2014-REV1				SABMiller Holdings Inc
2.26%, 11/15/2025 (a),(b)	1,000	1,009		0.92%, 08/01/2018 (a),(b)	500	503
Ford Credit Floorplan Master Owner Trust A				1.85%, 01/15/2015 (a)	1,000	1,007
0.53%, 01/15/2018 (b)	2,000	2,004		SABMiller PLC
0.55%, 02/15/2019 (b)	500	500		6.50%, 07/01/2016 (a)	1,500	1,658
						$3,168

See accompanying notes.

Schedule of Investments
Short-Term Income Account
June 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Biotechnology - 1.38%				Food (continued)
Amgen Inc				Tesco PLC
1.25%, 05/22/2017	$1,000	$999		2.00%, 12/05/2014 (a)	$1,000	$1,006
2.13%, 05/15/2017	750	769				$2,037
2.20%, 05/22/2019	1,000	999
Gilead Sciences Inc				Gas- 0.40%
2.40%, 12/01/2014	750	756		Florida Gas Transmission Co LLC
				4.00%, 07/15/2015 (a)	1,000	1,029
		$3,523

Chemicals - 0.61%
Airgas Inc				Home Equity Asset Backed Securities - 5.67%
				ABFC 2005-WMC1 Trust
3.25%, 10/01/2015	1,500	1,546		0.81%, 06/25/2035 (b)	912	896
				ACE Securities Corp Home Equity Loan Trust
Commercial Services - 0.31%				Series 2005-HE2
ERAC USA Finance LLC				0.87%, 04/25/2035 (b)	459	460
5.60%, 05/01/2015 (a)	750	780		ACE Securities Corp Home Equity Loan Trust
				Series 2005-WF1
				0.49%, 05/25/2035 (b)	446	438
Computers - 0.78%
Apple Inc				Asset Backed Securities Corp Home Equity
				Loan Trust Series OOMC 2005-HE6
1.00%, 05/03/2018	500	489		0.66%, 07/25/2035 (b)	758	749
International Business Machines Corp				Bayview Financial Acquisition Trust
1.95%, 02/12/2019	1,500	1,507		0.78%, 05/28/2044 (b)	304	303
		$1,996		5.66%, 12/28/2036 (b)	43	43
Diversified Financial Services - 6.28%				Bear Stearns Asset Backed Securities I Trust
Ford Motor Credit Co LLC				2006-PC1
3.98%, 06/15/2016	1,700	1,796		0.48%, 12/25/2035 (b)	800	794
General Electric Capital Corp				Home Equity Asset Trust 2005-2
0.74%, 01/14/2019 (b)	2,500	2,523		0.87%, 07/25/2035 (b)	112	112
0.88%, 07/12/2016 (b)	2,750	2,775		Home Equity Asset Trust 2005-4
5.63%, 09/15/2017	500	566		0.86%, 10/25/2035 (b)	1,000	925
Jefferies Group LLC				JP Morgan Mortgage Acquisition Corp 2005-
3.88%, 11/09/2015	1,000	1,032		FLD1
MassMutual Global Funding II				0.64%, 07/25/2035 (b)	153	152
2.10%, 08/02/2018 (a)	500	505		JP Morgan Mortgage Acquisition Corp 2005-
2.30%, 09/28/2015 (a)	2,250	2,298		OPT1
2.35%, 04/09/2019 (a)	500	504		0.60%, 06/25/2035 (b)	313	310
Murray Street Investment Trust I				Mastr Asset Backed Securities Trust 2005-
4.65%, 03/09/2017 (b)	3,750	4,053		FRE1
		$16,052		0.40%, 10/25/2035 (b)	93	93
				New Century Home Equity Loan Trust 2005-
Electric - 4.59%				3
Dominion Resources Inc/VA				0.63%, 07/25/2035 (b)	4,050	4,025
1.40%, 09/15/2017	1,000	998		RAMP Series 2005-EFC2 Trust
LG&E and KU Energy LLC				0.62%, 07/25/2035(b)	194	194
2.13%, 11/15/2015	1,000	1,013		RASC Series 2003-KS10 Trust
NiSource Finance Corp				4.47%, 03/25/2032	430	437
5.25%, 09/15/2017	1,000	1,115		Soundview Home Loan Trust 2005-CTX1
PPL Energy Supply LLC				0.57%, 11/25/2035(b)	750	739
5.70%, 10/15/2035	1,400	1,472		Structured Asset Securities Corp Mortgage
6.50%, 05/01/2018	500	558		Loan Trust Series 2005-GEL4
Public Service Co of New Mexico				0.77%, 08/25/2035 (b)	194	184
7.95%, 05/15/2018	2,500	3,001		Terwin Mortgage Trust 2005-2HE
Southern Co/The				0.91%, 01/25/2035 (a),(b)	54	53
2.45%, 09/01/2018	1,000	1,025		Terwin Mortgage Trust Series TMTS 2005-
TransAlta Corp				14HE
6.65%, 05/15/2018	2,250	2,550		4.85%, 08/25/2036 (b)	232	240
		$11,732		Wells Fargo Home Equity Asset-Backed
Finance - Mortgage Loan/Banker - 4.02%				Securities 2004-2 Trust
				0.57%, 10/25/2034 (b)	53	52
Fannie Mae
0.88%, 02/08/2018	3,000	2,959		5.00%, 10/25/2034	2,646	2,643
1.13%, 04/27/2017	3,500	3,518		5.00%, 10/25/2034	46	47
1.75%, 06/20/2019	500	501		Wells Fargo Home Equity Asset-Backed
1.88%, 02/19/2019	3,250	3,293		Securities 2005-2 Trust
				0.56%, 11/25/2035 (b)	609	607
		$10,271
						$14,496
Food- 0.80%
Ingredion Inc				Insurance - 4.57%
3.20%, 11/01/2015	1,000	1,031		Berkshire Hathaway Finance Corp
				1.60%, 05/15/2017	2,500	2,539
				2.00%, 08/15/2018	1,000	1,018

See accompanying notes.

Schedule of Investments
Short-Term Income Account
June 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Insurance (continued)				Mortgage Backed Securities (continued)
MetLife Inc				CHL Mortgage Pass-Through Trust 2004-19
6.82%, 08/15/2018	$750	$896		5.25%, 10/25/2034	$53	$54
Metropolitan Life Global Funding I				CHL Mortgage Pass-Through Trust 2004-J1
2.30%, 04/10/2019 (a)	250	253		4.50%, 01/25/2019 (b)	87	89
New York Life Global Funding				CHL Mortgage Pass-Through Trust 2004-J7
2.45%, 07/14/2016 (a)	2,000	2,067		5.00%, 09/25/2019	170	175
Prudential Covered Trust 2012-1				Citigroup Mortgage Loan Trust 2009-6
3.00%, 09/30/2015 (a)	668	684		2.61%, 07/25/2036 (a),(b)	138	140
Prudential Holdings LLC				Credit Suisse First Boston Mortgage Securities
1.11%, 12/18/2017 (a),(b)	1,637	1,650		Corp
8.70%, 12/18/2023 (a)	2,031	2,563		1.11%, 05/25/2034 (b)	114	112
		$11,670		5.00%, 09/25/2019	40	39
				5.00%, 10/25/2019	213	214
Iron & Steel - 0.41%				Credit Suisse Mortgage Capital Certificates
ArcelorMittal				4.35%, 07/27/2037 (a),(b)	265	267
4.25%, 03/01/2016	1,000	1,035		Deutsche Mortgage Securities Inc REMIC
				Trust Series 2010-RS2
Machinery - Construction & Mining - 0.60%				3.89%, 06/28/2047 (a),(b)	916	917
Caterpillar Financial Services Corp				Fannie Mae REMICS
2.05%, 08/01/2016	500	514		3.50%, 03/25/2042	184	192
Caterpillar Inc				Freddie Mac REMICS
1.50%, 06/26/2017	1,000	1,011		0.60%, 06/15/2023 (b)	5	5
		$1,525		Ginnie Mae
				0.62%, 07/16/2054 (b)	9,795	561
Manufactured Housing Asset Backed Securities - 0.03%				0.70%, 08/16/2051 (b)	11,683	733
Green Tree Financial Corp				0.87%, 02/16/2053 (b)	16,950	1,226
7.70%, 09/15/2026	65	70		0.91%, 09/16/2055 (b)	9,981	693
Mid-State Trust IV				0.92%, 03/16/2052 (b)	9,812	810
8.33%, 04/01/2030	16	16		0.93%, 10/16/2054 (b)	4,904	329
		$86		0.94%, 06/16/2055 (b)	9,912	648
Media- 0.96%				0.95%, 10/16/2054 (b)	6,428	385
NBCUniversal Enterprise Inc				0.98%, 03/16/2049 (b)	13,875	856
0.76%, 04/15/2016 (a),(b)	500	503		1.00%, 02/16/2055 (b)	9,719	523
				1.01%, 10/16/2054 (b)	4,870	326
Time Warner Cable Inc				1.01%, 01/16/2055 (b)	7,855	487
8.25%, 04/01/2019	750	950		1.14%, 08/16/2042 (b)	15,256	1,165
Walt Disney Co/The				1.15%, 06/16/2045 (b)	12,492	982
1.13%, 02/15/2017	1,000	1,005		1.22%, 02/16/2046 (b)	9,841	810
		$2,458		1.41%, 12/16/2036 (b)	4,483	369
Mining - 0.71%				1.67%, 01/16/2040 (b)	4,278	288
Glencore Finance Canada Ltd				4.50%, 08/20/2032	41	43
2.70%, 10/25/2017 (a),(b)	1,250	1,283		JP Morgan Mortgage Trust 2004-S1
Teck Resources Ltd				5.00%, 09/25/2034	586	610
5.38%, 10/01/2015	500	526		JP Morgan Resecuritization Trust Series 2010-
		$1,809		4
				2.38%, 10/26/2036 (a),(b)	251	252
Mortgage Backed Securities - 11.45%				MASTR Alternative Loan Trust 2003-9
Adjustable Rate Mortgage Trust 2004-2				6.50%, 01/25/2019	151	155
1.29%, 02/25/2035 (b)	40	40
				MASTR Asset Securitization Trust
Alternative Loan Trust 2004-J8				5.25%, 12/25/2033	142	142
6.00%, 02/25/2017	63	63		MASTR Asset Securitization Trust 2004-11
Banc of America Alternative Loan Trust 2003-				5.00%, 12/25/2019	44	46
10				MASTR Asset Securitization Trust 2004-9
5.00%, 12/25/2018	270	276		5.00%, 09/25/2019	138	140
Banc of America Funding 2004-1 Trust				PHH Mortgage Trust Series 2008-CIM1
5.25%, 02/25/2019	53	55		5.22%, 06/25/2038	813	830
Banc of America Funding 2004-3 Trust				Prime Mortgage Trust 2005-2
4.75%, 09/25/2019	188	193		5.25%, 07/25/2020(b)	297	301
Banc of America Funding 2006-G Trust				Provident Funding Mortgage Loan Trust 2005-
0.32%, 07/20/2036 (b)	160	159
				1
Banc of America Mortgage Trust 2004-8				0.44%, 05/25/2035 (b)	631	608
5.25%, 10/25/2019	80	82		RALI Series 2003-QS23 Trust
Banc of America Mortgage Trust 2005-7				5.00%, 12/26/2018	551	560
5.00%, 08/25/2020	30	30		RALI Series 2004-QS3 Trust
BCAP LLC 2011-RR11 Trust				5.00%, 03/25/2019	170	176
2.53%, 03/26/2035 (a),(b)	367	370
				RBSSP Resecuritization Trust 2009-7
CHL Mortgage Pass-Through Trust 2003-28				0.55%, 06/26/2037 (a),(b)	110	108
4.50%, 08/25/2033	19	19		Sequoia Mortgage Trust 2013-4
CHL Mortgage Pass-Through Trust 2003-46				1.55%, 04/25/2043 (b)	2,084	1,917
2.55%, 01/19/2034 (b)	176	181

See accompanying notes.

Schedule of Investments
Short-Term Income Account
June 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Mortgage Backed Securities (continued)				Other Asset Backed Securities (continued)
Sequoia Mortgage Trust 2013-8				Drug Royalty II LP 2
2.25%, 06/25/2043(b)	$1,368	$1,295		3.48%, 07/15/2023 (a),(b),(c)	$1,500	$1,500
Springleaf Mortgage Loan Trust				FFMLT Trust 2005-FF2
1.27%, 06/25/2058 (a),(b)	1,847	1,841		0.81%, 03/25/2035 (b)	93	93
Springleaf Mortgage Loan Trust 2012-1				Fieldstone Mortgage Investment Trust Series
2.67%, 09/25/2057 (a)	182	185		2005-1
Springleaf Mortgage Loan Trust 2012-2				1.23%, 03/25/2035 (b)	576	561
2.22%, 10/25/2057 (a)	1,709	1,731		First Franklin Mortgage Loan Trust 2005-FF4
Springleaf Mortgage Loan Trust 2012-3				0.58%, 05/25/2035 (b)	241	240
1.57%, 12/25/2059 (a),(b)	1,646	1,645		Green Tree Home Improvement Loan Trust
2.66%, 12/25/2059 (a),(b)	500	500		7.45%, 09/15/2025	1	1
Springleaf Mortgage Loan Trust 2013-2				JP Morgan Mortgage Acquisition Corp 2005-
1.78%, 12/25/2065 (a)	822	821		OPT2
3.52%, 12/25/2065 (a),(b)	405	414		0.44%, 12/25/2035 (b)	600	583
WaMu Mortgage Pass-Through Certificates				Mastr Specialized Loan Trust
Series 2003-S8 Trust				1.40%, 11/25/2034 (a),(b)	229	227
5.00%, 09/25/2018	60	61		Merrill Lynch Mortgage Investors Trust Series
		$29,244		2005-FM1
				0.53%, 05/25/2036 (b)	316	313
Oil & Gas - 4.02%				OneMain Financial Issuance Trust 2014-1
BP Capital Markets PLC				2.43%, 06/18/2024 (a),(b),(c)	900	900
4.75%, 03/10/2019	2,000	2,243		PFS Financing Corp
Chevron Corp				0.65%, 04/17/2017 (a),(b)	1,250	1,251
1.72%, 06/24/2018	1,300	1,310		0.70%, 02/15/2018 (a),(b)	2,000	2,002
Ensco PLC				0.75%, 02/15/2019 (a),(b)	750	751
3.25%, 03/15/2016	1,000	1,041		PFS Tax Lien Trust 2014-1
Phillips 66				1.44%, 05/15/2029 (a),(b)	467	469
2.95%, 05/01/2017	1,500	1,572		Saxon Asset Securities Trust 2005-3
Shell International Finance BV				0.52%, 11/25/2035 (b)	258	255
3.10%, 06/28/2015	1,500	1,541		Securitized Asset Backed Receivables LLC
Sinopec Group Overseas Development 2014				Trust 2006-OP1
Ltd				0.45%, 10/25/2035 (b)	35	34
1.75%, 04/10/2017 (a)	500	500
				Springleaf Funding Trust 2013-A
Total Capital International SA				2.58%, 09/15/2021 (a),(b)	750	755
0.79%, 08/10/2018 (b)	550	555
				Wachovia Mortgage Loan Trust Series 2005-
1.55%, 06/28/2017	1,500	1,522		WMC1
		$10,284		0.89%, 10/25/2035 (b)	246	243
Oil & Gas Services - 0.82%						$13,284
Schlumberger Investment SA				Pharmaceuticals - 1.57%
1.95%, 09/14/2016 (a)	1,000	1,023
				AbbVie Inc
Weatherford International Ltd/Bermuda				1.20%, 11/06/2015	3,000	3,020
5.50%, 02/15/2016	1,000	1,073		Merck & Co Inc
		$2,096		1.10%, 01/31/2018	1,000	984
Other Asset Backed Securities - 5.20%						$4,004
Ameriquest Mortgage Securities Inc Asset-				Pipelines - 0.33%
Backed Pass-Through Ctfs Ser 2004-R11				DCP Midstream LLC
0.75%, 11/25/2034 (b)	74	74		5.38%, 10/15/2015 (a)	810	847
Ameriquest Mortgage Securities Inc Asset-
Backed Pass-Through Ctfs Ser 2005-R1
0.60%, 03/25/2035 (b)	696	688		Real Estate - 0.67%
Ameriquest Mortgage Securities Inc Asset-				WEA Finance LLC
Backed Pass-Through Ctfs Ser 2005-R6				7.13%, 04/15/2018 (a)	750	913
0.35%, 08/25/2035 (b)	79	79		WEA Finance LLC / WT Finance Aust Pty
Carrington Mortgage Loan Trust Series 2005-				Ltd
FRE1				5.75%, 09/02/2015 (a)	750	811
0.43%, 12/25/2035 (b)	9	9				$1,724
Carrington Mortgage Loan Trust Series 2005-
NC4				REITS- 1.86%
0.55%, 09/25/2035 (b)	299	295		BioMed Realty LP
Citigroup Mortgage Loan Trust Inc				2.63%, 05/01/2019	500	503
0.58%, 07/25/2035 (b)	112	111		3.85%, 04/15/2016	1,000	1,046
				Health Care REIT Inc
CNH Equipment Trust 2012-D				3.63%, 03/15/2016	750	784
0.45%, 04/15/2016	207	207
Countrywide Asset-Backed Certificates				5.88%, 05/15/2015	1,000	1,045
0.60%, 08/25/2035 (b)	821	816		Healthcare Realty Trust Inc
Credit-Based Asset Servicing and				6.50%, 01/17/2017	750	844
Securitization LLC				Nationwide Health Properties Inc
4.30%, 08/25/2035 (b)	100	102		6.00%, 05/20/2015	500	523
4.82%, 07/25/2035 (b)	709	725				$4,745

See accompanying notes.

Schedule of Investments
Short-Term Income Account
June 30, 2014 (unaudited)

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

Savings & Loans - 0.00%				Federal National Mortgage Association (FNMA) (continued)
Washington Mutual Bank / Henderson NV				2.63%, 12/01/2033 (b)	$29	$30
0.00%, 01/15/2013 (d)	$200	$—		4.22%, 11/01/2035 (b)	3	3
				5.60%, 04/01/2019 (b)	1	1

Semiconductors - 0.39%				8.00%, 05/01/2027	25	27
Samsung Electronics America Inc				8.50%, 11/01/2017	2	2
1.75%, 04/10/2017 (a)	1,000	1,005				$546
				Government National Mortgage Association (GNMA) -
				0.02%
Student Loan Asset Backed Securities - 1.55%				9.00%, 12/15/2020	3	3
SLC Private Student Loan Trust 2006-A				9.00%, 04/20/2025	1	1
0.40%, 07/15/2036 (b)	187	186		10.00%, 06/15/2020	7	8
SLC Private Student Loan Trust 2010-B				10.00%, 02/15/2025	2	2
3.65%, 07/15/2042 (a),(b)	563	594		10.00%, 04/15/2025	1	1
SLM Private Credit Student Loan Trust 2002-				10.00%, 05/15/2020	6	6
A				10.00%, 09/15/2018	3	3
0.78%, 12/16/2030 (b)	958	940		10.00%, 09/15/2018	2	2
SLM Private Education Loan Trust 2013-A				10.00%, 02/15/2019	19	19
0.75%, 08/15/2022 (a),(b)	728	729				$45
SLM Private Education Loan Trust 2013-B				TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
0.80%, 07/15/2022 (a),(b)	579	580		OBLIGATIONS		$669
1.85%, 06/17/2030 (a),(b)	500	494		Total Investments		$251,568
SLM Private Education Loan Trust 2014-A				Other Assets in Excess of Liabilities, Net - 1.54%		$3,932
0.75%, 07/15/2022 (a),(b)	447	448
				TOTAL NET ASSETS - 100.00%		$255,500
		$3,971
Telecommunications - 2.94%				(a)	Security exempt from registration under Rule 144A of the Securities Act of
AT&T Inc
0.61%, 02/12/2016 (b)	1,000	1,003		1933. These securities may be resold in transactions exempt from
				registration, normally to qualified institutional buyers. Unless otherwise
Cisco Systems Inc				indicated, these securities are not considered illiquid. At the end of the
1.10%, 03/03/2017	1,500	1,505		period, the value of these securities totaled $59,977 or 23.47% of net
Verizon Communications Inc
1.98%, 09/14/2018 (b)	500	527		assets.
				(b)	Variable Rate. Rate shown is in effect at June 30, 2014.
3.65%, 09/14/2018	1,500	1,604		(c)	Fair value of these investments is determined in good faith by the
5.50%, 02/15/2018	750	851		Manager under procedures established and periodically reviewed by the
Vodafone Group PLC
0.61%, 02/19/2016(b)	1,000	1,003		Board of Directors. At the end of the period, the fair value of these
				securities totaled $2,400 or 0.94% of net assets.
1.63%, 03/20/2017	1,000	1,008		(d) Non-Income Producing Security
		$7,501

Transportation - 0.30%
Ryder System Inc					Portfolio Summary (unaudited)
2.45%, 11/15/2018	750	764		Sector		Percent
				Financial		29 .93%
Trucking & Leasing - 1.00%				Asset Backed Securities		22 .50%
Penske Truck Leasing Co Lp / PTL Finance				Mortgage Securities		11 .71%
Corp				Consumer, Non-cyclical		6.19%
2.50%, 03/15/2016 (a)	1,000	1,028		Energy		5.17%
3.13%, 05/11/2015 (a)	1,500	1,533		Utilities		4.99%
		$2,561		Government		4.02%
TOTAL BONDS		$241,516		Communications		3.90%
U.S. GOVERNMENT & GOVERNMENT	Principal			Exchange Traded Funds		3.67%
AGENCY OBLIGATIONS - 0.26%	Amount (000's)	Value(000	's)	Industrial		1.90%
Federal Home Loan Mortgage Corporation (FHLMC) -				Basic Materials		1.73%
0.03%				Consumer, Cyclical		1.58%
2.24%, 11/01/2021 (b)	$2	$2		Technology		1.17%
2.38%, 09/01/2035 (b)	59	62		Other Assets in Excess of Liabilities, Net		1.54%
6.00%, 05/01/2017	12	13		TOTAL NET ASSETS		100.00%
9.50%, 08/01/2016	1	1
		$78

Federal National Mortgage Association (FNMA) - 0.21%
1.88%, 04/01/2033 (b)	158	168
2.26%, 12/01/2032 (b)	41	43
2.28%, 02/01/2037 (b)	86	91
2.30%, 08/01/2034 (b)	27	29
2.35%, 07/01/2034 (b)	66	70
2.36%, 01/01/2035 (b)	11	11
2.37%, 01/01/2035 (b)	47	50
2.41%, 11/01/2032 (b)	9	10
2.42%, 02/01/2035 (b)	10	11

See accompanying notes.

Schedule of Investments
SmallCap Blend Account
June 30, 2014 (unaudited)

COMMON STOCKS - 97.49%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Airlines - 0.59%					Commercial Services (continued)
Spirit Airlines Inc (a)	6,290		$398		RPX Corp (a)	15,124		$268
					Team Health Holdings Inc (a)	9,480		473

Apparel - 2.81%								$4,759
G-III Apparel Group Ltd (a)	7,180		586		Computers - 3.32%
Iconix Brand Group Inc (a)	11,000		472		A10 Networks Inc (a)	11,840		158
Skechers U.S.A. Inc (a)	18,590		850		Manhattan Associates Inc (a)	27,920		961
			$1,908		NetScout Systems Inc (a)	21,880		970
					Nimble Storage Inc (a)	5,270		162
Automobile Parts & Equipment - 1.77%
Meritor Inc (a)	24,747		323					$2,251
Tower International Inc (a)	23,840		878		Distribution & Wholesale - 0.19%
			$1,201		Rentrak Corp (a)	2,428		127

Banks - 7.33%
BankUnited Inc	20,530		687		Diversified Financial Services - 1.86%
First Interstate BancSystem Inc	10,740		292		Cowen Group Inc (a)	62,200		262
First Merchants Corp	3,269		69		Evercore Partners Inc - Class A	1,450		84
First of Long Island Corp/The	2,390		93		Investment Technology Group Inc (a)	11,300		191
Glacier Bancorp Inc	12,147		345		Medley Capital Corp	17,240		225
PrivateBancorp Inc	26,640		774		Waddell & Reed Financial Inc	8,002		501
Susquehanna Bancshares Inc	49,790		526					$1,263
Talmer Bancorp Inc (a)	16,600		229
United Community Banks Inc/GA	29,000		475		Electric - 1.67%
Webster Financial Corp	24,755		781		Avista Corp	15,146		508
WesBanco Inc	6,800		211		NRG Yield Inc	12,030		626
Western Alliance Bancorp (a)	20,600		490					$1,134
			$4,972		Electrical Components & Equipment - 2.58%
Biotechnology - 3.13%					Acuity Brands Inc	3,340		462
Acceleron Pharma Inc (a)	1,580		54		EnerSys	13,740		945
Alnylam Pharmaceuticals Inc (a)	1,170		74		Generac Holdings Inc (a)	7,000		341
Ardelyx Inc (a)	4,860		78					$1,748
BIND Therapeutics Inc (a)	12,004		158		Electronics - 0.12%
Bluebird Bio Inc (a)	1,958		76		Fluidigm Corp (a)	2,748		81
Cambrex Corp (a)	5,240		108
Cubist Pharmaceuticals Inc (a)	1,610		112
Cytokinetics Inc - Warrants (a),(b),(c)	12,207		—		Energy - Alternate Sources - 1.50%
Eleven Biotherapeutics Inc (a)	3,743		49		NextEra Energy Partners LP (a)	1,993		67
Epizyme Inc (a)	2,840		88		Pattern Energy Group Inc	28,797		953
Exact Sciences Corp (a)	11,747		200					$1,020
Fate Therapeutics Inc (a)	7,900		50
(a)					Engineering & Construction - 3.00%
Genocea Biosciences Inc	4,619		87		AECOM Technology Corp (a)	11,970		385
Insmed Inc (a)	6,510		130
(a)					EMCOR Group Inc	13,960		622
Intercept Pharmaceuticals Inc	420		99		MasTec Inc (a)	13,870		427
MacroGenics Inc (a)	4,530		98		Tutor Perini Corp (a)	18,900		600
Marrone Bio Innovations Inc (a)	7,220		84
Medivation Inc (a)	1,220		94					$2,034
NewLink Genetics Corp (a)	2,490		66		Entertainment - 0.89%
NPS Pharmaceuticals Inc (a)	6,614		219		Marriott Vacations Worldwide Corp (a)	10,300		604
Seattle Genetics Inc (a)	1,950		75
Sunesis Pharmaceuticals Inc (a)	13,240		86
Versartis Inc (a)	1,481		42		Environmental Control - 0.65%
			$2,127		Tetra Tech Inc	16,100		443

Building Materials - 0.72%					Gas - 0.51%
Eagle Materials Inc	2,740		258		Southwest Gas Corp	6,610		349
PGT Inc (a)	27,080		230
			$488
					Healthcare - Products - 1.57%
Chemicals - 1.07%					Amedica Corp (a)	8,350		38
Axiall Corp	4,240		201		DexCom Inc (a)	6,220		247
OM Group Inc	16,260		527		Insulet Corp (a)	5,670		225
			$728		K2M Group Holdings Inc (a)	14,670		218
					LDR Holding Corp (a)	5,840		146
Commercial Services - 7.01%					OraSure Technologies Inc (a)	5,400		47
ABM Industries Inc	18,180		491		STAAR Surgical Co (a)	8,600		144
Corporate Executive Board Co	5,100		348
Huron Consulting Group Inc (a)	10,350		733					$1,065
Korn/Ferry International (a)	26,070		766		Healthcare - Services - 3.25%
Live Nation Entertainment Inc (a)	26,530		655		Centene Corp (a)	7,130		539
On Assignment Inc (a)	10,600		377		Envision Healthcare Holdings Inc (a)	15,700		564
PAREXEL International Corp (a)	12,260		648		HealthSouth Corp	16,200		581

See accompanying notes.

Schedule of Investments
SmallCap Blend Account
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Services (continued)					Pharmaceuticals (continued)
Kindred Healthcare Inc	22,430		$518		SCYNEXIS Inc (a)	8,020		$64
			$2,202		Vanda Pharmaceuticals Inc (a)	7,391		120
					Zafgen Inc (a)	3,800		75
Home Builders - 0.89%								$1,973
Installed Building Products Inc (a)	21,840		268
KB Home	18,170		339		Publicly Traded Investment Fund - 0.18%
			$607		THL Credit Inc	8,690		122

Insurance - 4.61%
American Equity Investment Life Holding Co	17,962		442		REITS - 7.69%
CNO Financial Group Inc	47,550		846		Brandywine Realty Trust	49,430		771
Hanover Insurance Group Inc/The	9,432		595		Colony Financial Inc	24,600		571
Horace Mann Educators Corp	15,770		493		CubeSmart	14,000		257
StanCorp Financial Group Inc	5,700		365		Education Realty Trust Inc	20,314		218
Validus Holdings Ltd	10,191		390		EPR Properties	7,500		419
			$3,131		First Industrial Realty Trust Inc	36,960		697
					NorthStar Realty Finance Corp	32,860		571
Internet - 2.62%					RLJ Lodging Trust	25,130		726
Barracuda Networks Inc (a)	11,430		355		Strategic Hotels & Resorts Inc (a)	22,637		265
CDW Corp/DE	26,893		857		Sunstone Hotel Investors Inc	48,300		721
Intralinks Holdings Inc (a)	20,830		185
Mavenir Systems Inc (a)	15,600		236					$5,216
Rubicon Project Inc/The (a)	9,712		125		Retail - 8.17%
Zendesk Inc (a)	1,278		22		Brown Shoe Co Inc	31,310		896
			$1,780		Conn's Inc (a)	11,630		574
					Kirkland's Inc (a)	12,181		226
Leisure Products & Services - 0.89%					Office Depot Inc (a)	171,666		977
Sabre Corp (a)	30,000		601		Penske Automotive Group Inc	12,585		623
					Red Robin Gourmet Burgers Inc (a)	7,324		521
Media - 0.73%					Rite Aid Corp (a)	152,120		1,091
Cumulus Media Inc (a)	75,230		496		Wendy's Co/The	74,380		634
								$5,542

Metal Fabrication & Hardware - 1.38%					Savings & Loans - 0.82%
Worthington Industries Inc	21,810		939		Oritani Financial Corp	15,312		236
					Provident Financial Services Inc	18,550		321

Mining - 0.78%								$557
US Silica Holdings Inc	9,600		532		Semiconductors - 1.30%
					Entegris Inc (a)	64,410		885

Miscellaneous Manufacturing - 1.15%
AO Smith Corp	15,770		782		Software - 6.28%
					2U Inc (a)	18,100		304
					Acxiom Corp (a)	27,630		600
Office Furnishings - 0.45%					Advent Software Inc	17,375		566
Steelcase Inc	20,140		305		Amber Road Inc (a)	14,454		233
					Aspen Technology Inc (a)	24,120		1,119
Oil & Gas - 3.83%					Blackbaud Inc	9,510		340
Carrizo Oil & Gas Inc (a)	11,920		825		MedAssets Inc (a)	9,510		217
Energy XXI Bermuda Ltd	20,550		486		MobileIron Inc (a)	12,109		115
Kodiak Oil & Gas Corp (a)	57,480		836		SYNNEX Corp (a)	10,550		769
RSP Permian Inc (a)	13,840		449					$4,263

			$2,596		Telecommunications - 3.94%
Oil & Gas Services - 2.53%					Aerohive Networks Inc (a)	16,410		135
Basic Energy Services Inc (a)	13,940		407		ARRIS Group Inc (a)	34,299		1,116
Flotek Industries Inc (a)	14,487		466		Plantronics Inc	12,460		599
Gulfmark Offshore Inc	9,830		444		RF Micro Devices Inc (a)	85,960		824
RPC Inc	17,110		402					$2,674

			$1,719		Transportation - 0.80%
Pharmaceuticals - 2.91%					ArcBest Corp	5,460		237
Achaogen Inc (a)	5,900		82		Navigator Holdings Ltd (a)	10,440		307
Aratana Therapeutics Inc (a)	9,871		154					$544
Array BioPharma Inc (a)	30,400		139		TOTAL COMMON STOCKS			$66,166
Cerulean Pharma Inc (a)	11,520		67
Clovis Oncology Inc (a)	1,930		80
Concert Pharmaceuticals Inc (a)	9,200		93
Keryx Biopharmaceuticals Inc (a)	8,780		135
Nektar Therapeutics (a)	10,630		136
Orexigen Therapeutics Inc (a)	19,340		120
Prestige Brands Holdings Inc (a)	18,360		622
Revance Therapeutics Inc (a)	2,530		86

See accompanying notes.

			Schedule of Investments
			SmallCap Blend Account
			June 30, 2014 (unaudited)

INVESTMENT COMPANIES - 2.35%	Shares Held	Value	(000	's)
Publicly Traded Investment Fund - 2.35%
BlackRock Liquidity Funds FedFund Portfolio	1,597,158		$1,597

TOTAL INVESTMENT COMPANIES			$1,597
Total Investments			$67,763
Other Assets in Excess of Liabilities, Net - 0.16%			$107
TOTAL NET ASSETS - 100.00%			$67,870

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Financial		22 .49%
Consumer, Non-cyclical		17 .87%
Consumer, Cyclical		16 .65%
Technology		10 .90%
Industrial		10 .40%
Energy		7.86%
Communications		7.29%
Exchange Traded Funds		2.35%
Utilities		2.18%
Basic Materials		1.85%
Other Assets in Excess of Liabilities, Net		0.16%
TOTAL NET ASSETS		100.00%

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
Russell 2000 Mini; September 2014	Long	10	$1,179		$1,190	$11
Total						$11

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
June 30, 2014 (unaudited)

COMMON STOCKS - 96.65%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.01%					Banks (continued)
Marchex Inc	743		$9		PacWest Bancorp	9,250		$399
					Square 1 Financial Inc (a)	17,838		339
					Talmer Bancorp Inc (a)	9,249		128
Aerospace & Defense - 1.08%					Texas Capital Bancshares Inc (a)	224		12
Astronics Corp (a)	10,411		588
					Western Alliance Bancorp (a)	595		14
Curtiss-Wright Corp	183		12
Ducommun Inc (a)	94		2					$4,286
GenCorp Inc (a)	759		15		Beverages - 0.07%
HEICO Corp	982		51		Boston Beer Co Inc/The (a)	119		27
Kaman Corp	319		14		Coca-Cola Bottling Co Consolidated	96		7
Moog Inc (a)	98		7		Craft Brew Alliance Inc (a)	203		2
Teledyne Technologies Inc (a)	126		12		Farmer Bros Co (a)	138		3
			$701		National Beverage Corp (a)	269		5

Agriculture - 0.05%								$44
Alico Inc	60		2		Biotechnology - 7.43%
Andersons Inc/The	373		19		Acceleron Pharma Inc (a),(b)	372		13
Vector Group Ltd (b)	677		14		Acorda Therapeutics Inc (a)	591		20
			$35		Aegerion Pharmaceuticals Inc (a)	422		13
					Alder Biopharmaceuticals Inc (a)	181		4
Airlines - 2.75%					Alnylam Pharmaceuticals Inc (a)	12,606		796
Allegiant Travel Co	194		23		AMAG Pharmaceuticals Inc (a)	335		7
Hawaiian Holdings Inc (a)	1,020		14
					ANI Pharmaceuticals Inc (a)	6,026		207
JetBlue Airways Corp (a)	793		8
					Arena Pharmaceuticals Inc (a),(b)	3,164		18
Spirit Airlines Inc (a)	27,557		1,743
					ARIAD Pharmaceuticals Inc (a),(b)	2,374		15
			$1,788		BioCryst Pharmaceuticals Inc (a)	801		10
Apparel - 0.23%					Bluebird Bio Inc (a)	242		9
Columbia Sportswear Co	136		11		Cambrex Corp (a)	27,564		570
G-III Apparel Group Ltd (a)	263		22		Celldex Therapeutics Inc (a)	1,029		17
Iconix Brand Group Inc (a)	232		10		CTI BioPharma Corp (a),(b)	3,078		9
Oxford Industries Inc	213		14		Dendreon Corp (a),(b)	3,738		9
RG Barry Corp	15		—		Dicerna Pharmaceuticals Inc (a),(b)	80		2
Sequential Brands Group Inc (a),(b)	301		4		Emergent Biosolutions Inc (a)	112		2
Skechers U.S.A. Inc (a)	425		20		Endocyte Inc (a),(b)	723		5
Steven Madden Ltd (a)	874		30		Enzo Biochem Inc (a)	775		4
Wolverine World Wide Inc	1,456		38		Epizyme Inc (a),(b)	14,450		450
			$149		Exact Sciences Corp (a),(b)	1,067		18
					Exelixis Inc (a),(b)	2,825		10
Automobile Manufacturers - 0.02%					Five Prime Therapeutics Inc (a),(b)	391		6
Wabash National Corp (a)	1,012		14		Foundation Medicine Inc (a),(b)	316		8
					Galena Biopharma Inc (a)	2,672		8
Automobile Parts & Equipment - 1.11%					Halozyme Therapeutics Inc (a)	1,402		14
Accuride Corp (a)	791		4		Idenix Pharmaceuticals Inc (a),(b)	1,273		31
American Axle & Manufacturing Holdings Inc	995		19		ImmunoGen Inc (a),(b)	1,237		15
(a)					Inovio Pharmaceuticals Inc (a),(b)	1,213		13
Commercial Vehicle Group Inc (a)	599		6		Insmed Inc (a)	499		10
Cooper Tire & Rubber Co	176		5		Intercept Pharmaceuticals Inc (a)	843		199
Dana Holding Corp	1,149		28		InterMune Inc (a)	10,160		449
Dorman Products Inc (a)	397		20		Intrexon Corp (a),(b)	11,132		279
Douglas Dynamics Inc	483		8		Isis Pharmaceuticals Inc (a),(b)	9,341		321
Gentherm Inc (a)	510		23		Ligand Pharmaceuticals Inc (a)	298		19
Meritor Inc (a)	757		10		MacroGenics Inc (a)	12,082		263
Modine Manufacturing Co (a)	312		5		Medicines Co/The (a)	921		27
Standard Motor Products Inc	268		12		Merrimack Pharmaceuticals Inc (a),(b)	1,247		9
Strattec Security Corp	61		4		Momenta Pharmaceuticals Inc (a)	1,090		13
Tenneco Inc (a)	8,574		563		Novavax Inc (a)	3,014		14
Tower International Inc (a)	303		11		NPS Pharmaceuticals Inc (a)	13,006		430
			$718		OncoMed Pharmaceuticals Inc (a)	286		7
					OvaScience Inc (a),(b)	9,961		91
Banks - 6.60%					Pacific Biosciences of California Inc (a)	1,302		8
Bank of the Ozarks Inc	36,510		1,221		PDL BioPharma Inc (b)	2,337		23
Cass Information Systems Inc	244		12		Peregrine Pharmaceuticals Inc (a)	3,716		7
CoBiz Financial Inc	39,073		421		Prothena Corp PLC (a)	130		3
Customers Bancorp Inc (a)	16,426		329		Puma Biotechnology Inc (a)	299		20
Eagle Bancorp Inc (a)	380		13		Repligen Corp (a)	463		10
First Financial Bankshares Inc	448		14		Retrophin Inc (a)	481		6
First Internet Bancorp	3,580		74		Sangamo BioSciences Inc (a)	970		15
First NBC Bank Holding Co (a)	19,130		641		Spectrum Pharmaceuticals Inc (a),(b)	354		3
Home BancShares Inc/AR	645		21		Synageva BioPharma Corp (a),(b)	264		28
Independent Bank Group Inc	88		5		Theravance Biopharma Inc (a)	282		9
Opus Bank (a)	22,140		643		Theravance Inc (a),(b)	988		29

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Biotechnology (continued)					Commercial Services (continued)
Ultragenyx Pharmaceutical Inc (a),(b)	1,330		$60		HMS Holdings Corp (a)	1,278		$26
Verastem Inc (a),(b)	17,651		160		Huron Consulting Group Inc (a)	72		5
ZIOPHARM Oncology Inc (a),(b)	1,909		8		Information Services Group Inc (a)	741		4
			$4,823		Insperity Inc	357		12
					ITT Educational Services Inc (a),(b)	42		1
Building Materials - 2.56%					JTH Holding Inc (a)	98		3
AAON Inc	416		14		K12 Inc (a)	398		10
Apogee Enterprises Inc	12,086		421		Kforce Inc	25,232		547
Boise Cascade Co (a)	500		14		Korn/Ferry International (a)	8,914		262
Comfort Systems USA Inc	226		4		Landauer Inc	225		9
Continental Building Products Inc (a)	209		3		LifeLock Inc (a)	1,183		17
Drew Industries Inc	333		17		MAXIMUS Inc	994		43
Griffon Corp	190		2		Medifast Inc (a)	311		9
Headwaters Inc (a)	1,072		15
Nortek Inc (a),(b)	114		10		Monro Muffler Brake Inc	454		24
Patrick Industries Inc (a)	157		7		Multi-Color Corp	175		7
					National Research Corp (a)	197		3
PGT Inc (a)	1,072		9		On Assignment Inc (a)	798		28
Simpson Manufacturing Co Inc	77		3		PAREXEL International Corp (a)	828		44
Texas Industries Inc (a)	255		24		Performant Financial Corp (a)	637		6
Trex Co Inc (a)	38,916		1,122		Providence Service Corp/The (a)	251		9
			$1,665		RPX Corp (a)	106		2
Chemicals - 1.80%					Sotheby's	775		33
A Schulman Inc	154		6		SP Plus Corp (a)	326		7
Aceto Corp	129		2		Strayer Education Inc (a)	256		13
Balchem Corp	435		23		Team Health Holdings Inc (a)	1,000		50
Chemtura Corp (a)	1,222		32		Team Inc (a)	300		12
Ferro Corp (a)	1,063		13		TeleTech Holdings Inc (a)	205		6
Hawkins Inc	38		1		TrueBlue Inc (a)	602		17
HB Fuller Co	649		31		Vistaprint NV (a)	474		19
Innophos Holdings Inc	162		9		Weight Watchers International Inc (b)	577		12
Innospec Inc	115		5		WEX Inc (a)	564		59
Minerals Technologies Inc	217		14		Xoom Corp (a)	444		12
Oil-Dri Corp of America	27		1					$2,390
OMNOVA Solutions Inc (a)	1,115		10
					Computers - 1.77%
PolyOne Corp	23,263		980		A10 Networks Inc (a),(b)	263		4
Quaker Chemical Corp	136		11		Carbonite Inc (a)	400		5
Sensient Technologies Corp	65		4		Cray Inc (a),(b)	604		16
Stepan Co	200		11		Digimarc Corp	147		5
Taminco Corp (a)	538		13		Dot Hill Systems Corp (a)	1,361		6
Zep Inc	202		4		Electronics For Imaging Inc (a)	693		31
			$1,170		EPAM Systems Inc (a)	14,419		631
Coal - 0.02%					FleetMatics Group PLC (a)	414		13
SunCoke Energy Inc (a)	721		16		Icad Inc (a)	10,380		67
					iGate Corp (a)	505		18
					Immersion Corp (a)	617		8
Commercial Services - 3.68%					j2 Global Inc	668		34
Advisory Board Co/The (a)	455		24		LivePerson Inc (a)	1,227		12
American Public Education Inc (a)	373		13		Luxoft Holding Inc (a)	178		6
ARC Document Solutions Inc (a)	930		5		Manhattan Associates Inc (a)	1,134		39
Arrowhead Research Corp (a)	747		11		MTS Systems Corp	234		16
Barrett Business Services Inc	166		8		NetScout Systems Inc (a)	525		23
Bright Horizons Family Solutions Inc (a)	451		19		Qualys Inc (a)	456		12
Capella Education Co	247		13		Quantum Corp (a)	2,026		2
Cardtronics Inc (a)	653		22		Science Applications International Corp	603		27
Chemed Corp (b)	256		24		Spansion Inc (a)	896		19
Corporate Executive Board Co	496		34		Super Micro Computer Inc (a)	514		13
CorVel Corp (a)	270		12		Sykes Enterprises Inc (a)	79		2
Deluxe Corp	379		22		Synaptics Inc (a)	536		49
Electro Rent Corp	27		—		Syntel Inc (a)	224		19
Euronet Worldwide Inc (a)	726		35		Transact Technologies Inc	3,980		41
EVERTEC Inc	833		20		Unisys Corp (a)	443		11
ExamWorks Group Inc (a)	466		15		Virtusa Corp (a)	373		13
ExlService Holdings Inc (a)	314		9		Vocera Communications Inc (a)	424		6
Forrester Research Inc	247		9					$1,148
Franklin Covey Co (a)	146		3
Grand Canyon Education Inc (a)	659		30		Consumer Products - 0.06%
H&E Equipment Services Inc (a)	19,265		700		Helen of Troy Ltd (a)	158		9
Healthcare Services Group Inc	876		26		Tumi Holdings Inc (a)	695		14
Heartland Payment Systems Inc	528		22		WD-40 Co	225		17
Hill International Inc (a)	434		3					$40

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Cosmetics & Personal Care - 0.00%				Electronics (continued)
Revlon Inc (a)	87	$3		Rogers Corp (a)	116	$8
				Sparton Corp (a)	229	6
				Taser International Inc (a)	756	10
Distribution & Wholesale - 3.36%				Viasystems Group Inc (a)	5	—
Beacon Roofing Supply Inc (a)	243	8
Core-Mark Holding Co Inc	72	3		Watts Water Technologies Inc	49	3
MWI Veterinary Supply Inc (a)	10,812	1,536		Woodward Inc	651	33
Pool Corp	676	38				$1,773
Watsco Inc	380	39		Energy - Alternate Sources - 0.08%
WESCO International Inc (a)	6,470	559		Enphase Energy Inc (a)	414	4
		$2,183		FutureFuel Corp	123	2
Diversified Financial Services - 2.05%				Green Plains Inc	407	13
Altisource Asset Management Corp (a)	14	10		Pattern Energy Group Inc	501	17
				REX American Resources Corp (a)	113	8
Altisource Portfolio Solutions SA (a)	185	21
				Solazyme Inc (a)	965	11
BGC Partners Inc	1,082	8
Blackhawk Network Holdings Inc (a)	744	21				$55
Cohen & Steers Inc	241	10		Engineering & Construction - 1.12%
Credit Acceptance Corp (a)	117	14		Aegion Corp (a)	107	3
Diamond Hill Investment Group Inc	66	8		Argan Inc	111	4
Ellie Mae Inc (a)	358	11		Dycom Industries Inc (a)	444	14
Encore Capital Group Inc (a)	223	10		Exponent Inc	194	14
Evercore Partners Inc - Class A	11,084	639		MasTec Inc (a)	880	27
Financial Engines Inc	654	30		Mistras Group Inc (a)	370	9
Greenhill & Co Inc	4,740	234		Sterling Construction Co Inc (a)	30	—
Higher One Holdings Inc (a)	743	3		Tutor Perini Corp (a)	20,700	657
INTL. FCStone Inc (a)	104	2				$728
MarketAxess Holdings Inc	484	26
Moelis & Co (a)	2,370	80		Entertainment - 2.31%
Outerwall Inc (a),(b)	296	18		Carmike Cinemas Inc (a)	7,890	277
Portfolio Recovery Associates Inc (a)	637	38		Churchill Downs Inc	129	12
Pzena Investment Management Inc	269	3		Eros International PLC (a)	160	3
RCS Capital Corp	93	2		Multimedia Games Holding Co Inc (a)	29,785	882
Virtus Investment Partners Inc	85	18		Pinnacle Entertainment Inc (a)	756	19
WageWorks Inc (a)	446	22		Scientific Games Corp (a)	23,870	266
Westwood Holdings Group Inc	164	10		Vail Resorts Inc	532	41
WisdomTree Investments Inc (a)	6,258	77				$1,500
World Acceptance Corp (a),(b)	189	14
				Environmental Control - 0.10%
		$1,329		Calgon Carbon Corp (a)	807	18
Electric - 0.01%				Darling Ingredients Inc (a)	413	9
EnerNOC Inc (a)	215	4		MSA Safety Inc	362	21
Ormat Technologies Inc	153	4		Tetra Tech Inc	117	3
		$8		US Ecology Inc	296	14
						$65
Electrical Components & Equipment - 1.66%
Acuity Brands Inc	6,490	897		Food- 0.37%
Advanced Energy Industries Inc (a)	547	11		B&G Foods Inc	767	25
Belden Inc	649	51		Boulder Brands Inc (a)	722	10
Encore Wire Corp	60	3		Calavo Growers Inc	291	10
EnerSys	165	11		Cal-Maine Foods Inc	221	16
Generac Holdings Inc (a)	1,010	49		Fresh Market Inc/The (a),(b)	611	21
Insteel Industries Inc	375	7		J&J Snack Foods Corp	217	20
Littelfuse Inc	296	28		Lancaster Colony Corp	166	16
Universal Display Corp (a),(b)	597	19		Nutrisystem Inc	681	12
		$1,076		Sanderson Farms Inc	283	28
				Tootsie Roll Industries Inc	447	13
Electronics - 2.73%				TreeHouse Foods Inc (a)	273	22
American Science & Engineering Inc	30	2		United Natural Foods Inc (a)	743	48
Applied Optoelectronics Inc (a)	13,557	315				$241
Badger Meter Inc	213	11
Coherent Inc (a)	41	3		Forest Products & Paper - 0.15%
FARO Technologies Inc (a)	16,549	813		Clearwater Paper Corp (a)	304	19
FEI Co	620	56		Deltic Timber Corp	142	8
Fluidigm Corp (a)	370	11		KapStone Paper and Packaging Corp (a)	1,258	42
InvenSense Inc (a),(b)	903	21		Neenah Paper Inc	193	10
Measurement Specialties Inc (a)	237	20		Orchids Paper Products Co	123	4
Mesa Laboratories Inc	62	5		PH Glatfelter Co	365	10
Methode Electronics Inc	11,002	420		Schweitzer-Mauduit International Inc	105	4
Newport Corp (a)	804	15				$97
NVE Corp (a)	47	3
OSI Systems Inc (a)	103	7
Plexus Corp (a)	265	11
See accompanying notes.				239

Schedule of Investments
SmallCap Growth Account II
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Hand & Machine Tools - 0.04%					Healthcare - Services (continued)
Franklin Electric Co Inc	665		$27		Molina Healthcare Inc (a)	413		$18
					NeoStem Inc (a),(b)	243		2
					RadNet Inc (a)	699		5
Healthcare - Products - 4.25%					Select Medical Holdings Corp	1,063		16
Abaxis Inc	322		14		Skilled Healthcare Group Inc (a)	437		3
ABIOMED Inc (a),(b)	564		14
					Surgical Care Affiliates Inc (a)	269		8
Accuray Inc (a),(b)	1,108		10
Affymetrix Inc (a)	411		4		US Physical Therapy Inc	286		10
					WellCare Health Plans Inc (a)	75		6
AtriCure Inc (a)	10,413		191
Atrion Corp	36		12					$1,286
BioTelemetry Inc (a)	354		3		Holding Companies - Diversified - 0.90%
Cantel Medical Corp	477		17		Horizon Pharma Inc (a),(b)	36,732		581
Cardiovascular Systems Inc (a)	379		12
Cepheid (a)	12,395		594
Cerus Corp (a),(b)	1,653		7		Home Builders - 0.06%
Chindex International Inc (a)	281		7		Cavco Industries Inc (a)	148		13
Cyberonics Inc (a)	402		25		KB Home (b)	786		15
Cynosure Inc (a)	12,666		269		LGI Homes Inc (a)	127		2
DexCom Inc (a)	1,079		43		Winnebago Industries Inc (a)	408		10
Endologix Inc (a)	913		14					$40
Genomic Health Inc (a)	377		10		Home Furnishings - 0.13%
Globus Medical Inc (a)	947		23		American Woodmark Corp (a)	250		8
Haemonetics Corp (a)	102		4		Daktronics Inc	602		7
HeartWare International Inc (a)	239		21		DTS Inc/CA (a)	108		2
Inogen Inc (a),(b)	13,009		293		iRobot Corp (a),(b)	410		17
Insulet Corp (a)	779		31		La-Z-Boy Inc	656		15
Integra LifeSciences Holdings Corp (a)	232		11		Select Comfort Corp (a)	671		14
K2M Group Holdings Inc (a)	11,750		175		TiVo Inc (a)	857		11
LDR Holding Corp (a)	3,556		89		Universal Electronics Inc (a)	234		11
Luminex Corp (a)	542		9					$85
Masimo Corp (a)	710		17
Merge Healthcare Inc (a)	1,545		3		Housewares - 0.02%
Meridian Bioscience Inc	603		12		Libbey Inc (a)	497		13
MiMedx Group Inc (a)	2,155		15
NanoString Technologies Inc (a)	18,791		280
Natus Medical Inc (a)	422		11		Insurance - 1.41%
(a)					AmTrust Financial Services Inc	19,665		822
Navidea Biopharmaceuticals Inc	2,421		4		Atlas Financial Holdings Inc (a)	243		4
NuVasive Inc (a)	561		20
NxStage Medical Inc (a)	884		13		Crawford & Co	229		2
(a)					Employers Holdings Inc	512		11
Oxford Immunotec Global PLC	294		5		Essent Group Ltd (a)	529		11
Quidel Corp (a)	668		15
Rockwell Medical Inc (a),(b)	149		2		Federated National Holding Co	232		6
(a)					HCI Group Inc	142		6
Spectranetics Corp/The	587		13		Heritage Insurance Holdings Inc (a)	156		2
STAAR Surgical Co (a)	871		15
					Infinity Property & Casualty Corp	95		6
STERIS Corp	859		46		Maiden Holdings Ltd	153		2
SurModics Inc (a)	52		1		MGIC Investment Corp (a)	1,790		16
Tandem Diabetes Care Inc (a)	190		3
Thoratec Corp (a)	8,325		290		Radian Group Inc	869		13
TriVascular Technologies Inc (a),(b)	168		3		United Insurance Holdings Corp	344		6
					Universal Insurance Holdings Inc	667		9
Utah Medical Products Inc	77		4					$916
Vascular Solutions Inc (a)	390		9
Volcano Corp (a)	698		12		Internet - 3.22%
West Pharmaceutical Services Inc	1,007		42		Barracuda Networks Inc (a)	179		6
Wright Medical Group Inc (a)	337		11		Blue Nile Inc (a)	293		8
Zeltiq Aesthetics Inc (a)	658		10		Borderfree Inc (a)	123		2
			$2,758		ChannelAdvisor Corp (a)	14,670		387
					Chegg Inc (a),(b)	31,220		220
Healthcare - Services - 1.98%					Cogent Communications Holdings Inc	673		23
Acadia Healthcare Co Inc (a)	23,403		1,065		comScore Inc (a)	519		18
Addus HomeCare Corp (a)	13		—		Constant Contact Inc (a)	447		14
Air Methods Corp (a)	566		29		Conversant Inc (a)	972		25
Alliance HealthCare Services Inc (a)	45		1		Dice Holdings Inc (a)	283		2
Amsurg Corp (a)	157		7		ePlus Inc (a)	4		—
Bio-Reference Labs Inc (a)	357		11		Global Eagle Entertainment Inc (a)	23,770		295
Capital Senior Living Corp (a)	420		10		Global Sources Ltd (a)	55		—
Emeritus Corp (a)	591		19		GrubHub Inc (a),(b)	202		7
Ensign Group Inc/The	419		13		HealthStream Inc (a)	477		12
Gentiva Health Services Inc (a)	742		11		HomeAway Inc (a)	22,765		793
HealthSouth Corp	966		35		Lionbridge Technologies Inc (a)	1,294		8
Healthways Inc (a)	372		6		magicJack VocalTec Ltd (a)	295		4
IPC The Hospitalist Co Inc (a)	243		11		Mavenir Systems Inc (a)	219		3

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Internet (continued)				Metal Fabrication & Hardware - 0.25%
NIC Inc	944	$15		CIRCOR International Inc	233	$18
OpenTable Inc (a)	331	34		Mueller Industries Inc	544	16
OPOWER Inc (a),(b)	160	3		Mueller Water Products Inc - Class A	2,338	20
Orbitz Worldwide Inc (a)	568	5		NN Inc	373	10
Perficient Inc (a)	510	10		Olympic Steel Inc	54	1
Q2 Holdings Inc (a)	204	3		Omega Flex Inc	65	1
Reis Inc	12	—		RBC Bearings Inc	340	22
RetailMeNot Inc (a)	391	10		Rexnord Corp (a)	1,102	31
Sapient Corp (a)	1,607	26		Sun Hydraulics Corp	317	13
Shutterfly Inc (a)	299	13		Worthington Industries Inc	776	33
Shutterstock Inc (a),(b)	218	18				$165
SPS Commerce Inc (a)	233	15
Stamps.com Inc (a)	325	11		Mining - 1.02%
Trulia Inc (a),(b)	435	21		Globe Specialty Metals Inc	951	20
VASCO Data Security International Inc (a)	666	8		Gold Resource Corp	788	4
VirnetX Holding Corp (a)	540	10		Materion Corp	184	7
Web.com Group Inc (a)	744	22		Stillwater Mining Co (a)	1,672	29
WebMD Health Corp (a)	557	27		United States Lime & Minerals Inc	42	3
XO Group Inc (a)	609	7		US Silica Holdings Inc	10,810	599
Zix Corp (a)	1,469	5				$662
		$2,090		Miscellaneous Manufacturing - 1.22%
Iron & Steel - 0.00%				AZZ Inc	377	17
Shiloh Industries Inc (a)	177	3		Blount International Inc (a)	1,168	16
				Chase Corp	137	5
				CLARCOR Inc	735	45
Leisure Products & Services - 1.29%				EnPro Industries Inc (a)	333	24
Black Diamond Inc (a)	26,007	292		GP Strategies Corp (a)	231	6
Brunswick Corp/DE	6,162	260		Harsco Corp	1,025	27
ClubCorp Holdings Inc	495	9		Hillenbrand Inc	924	30
Diamond Resorts International Inc (a)	449	10		John Bean Technologies Corp	427	13
Fox Factory Holding Corp (a)	253	4		Koppers Holdings Inc	303	12
Interval Leisure Group Inc	451	10		Lydall Inc (a)	332	9
Life Time Fitness Inc (a)	52	2		Movado Group Inc	187	8
Malibu Boats Inc (a)	12,058	243		Myers Industries Inc	625	13
Nautilus Inc (a)	433	5		Park-Ohio Holdings Corp	205	12
		$835		Polypore International Inc (a),(b)	661	32
				Proto Labs Inc (a)	5,427	445
Lodging - 0.02%
Boyd Gaming Corp (a)	789	10		Raven Industries Inc	475	16
				Smith & Wesson Holding Corp (a)	810	12
				Standex International Corp	134	10
Machinery - Construction & Mining - 0.02%				Sturm Ruger & Co Inc (b)	281	17
Hyster-Yale Materials Handling Inc	155	14		TriMas Corp (a)	588	22
						$791

Machinery - Diversified - 1.86%				Office Furnishings - 0.15%
Adept Technology Inc (a)	11,830	124		Herman Miller Inc	751	23
Altra Industrial Motion Corp	399	15		HNI Corp	636	25
Applied Industrial Technologies Inc	223	11		Interface Inc	888	17
Chart Industries Inc (a)	391	32		Knoll Inc	773	13
Cognex Corp (a)	1,291	50		Steelcase Inc	1,214	18
Columbus McKinnon Corp/NY	65	2				$96
DXP Enterprises Inc (a)	190	14		Oil & Gas - 4.95%
Kadant Gorman-Rupp Inc Co/The	319 35	11 1		Abraxas Petroleum Corp (a)	1,949	12
Lindsay Corp (b)	160	14		Adams Resources & Energy Inc	2	—
Manitex International Inc (a)	327	5		Apco Oil and Gas International Inc (a)	33	—
Middleby Corp/The (a)	10,950	906		Approach Resources Inc (a),(b)	462	10
Tennant Co	272	21		Bonanza Creek Energy Inc (a)	598	34
Twin Disc Inc	135	4		Carrizo Oil & Gas Inc (a)	674	47
				Clayton Williams Energy Inc (a)	87	12
		$1,210
				Delek US Holdings Inc	458	13
Media - 0.13%				Diamondback Energy Inc (a)	8,396	746
Crown Media Holdings Inc (a)	651	2		Gastar Exploration Inc (a)	1,315	11
Cumulus Media Inc (a)	2,080	14		Goodrich Petroleum Corp (a)	401	11
Gray Television Inc (a)	1,121	15		Kodiak Oil & Gas Corp (a)	4,019	58
Martha Stewart Living Omnimedia Inc (a)	510	2		Magnum Hunter Resources Corp (a)	84,463	693
Nexstar Broadcasting Group Inc (b)	376	19		Magnum Hunter Resources Corp - Warrants	11,865	—
Saga Communications Inc	31	1		(a),(c),(d)
Sinclair Broadcast Group Inc	877	31		Matador Resources Co (a)	624	18
		$84		North Atlantic Drilling Ltd	448	5
				Panhandle Oil and Gas Inc	153	9

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas (continued)					Pharmaceuticals (continued)
Parsley Energy Inc (a)	461		$11		Neogen Corp (a)	522		$21
PDC Energy Inc (a)	58		4		Neurocrine Biosciences Inc (a)	10,975		163
Penn Virginia Corp (a)	44,180		749		Northwest Biotherapeutics Inc (a),(b)	806		5
PetroQuest Energy Inc (a)	1,264		9		OPKO Health Inc (a),(b)	2,842		25
Rex Energy Corp (a)	725		13		Orexigen Therapeutics Inc (a)	1,478		9
Rosetta Resources Inc (a)	178		10		Osiris Therapeutics Inc (a),(b)	394		6
RSP Permian Inc (a)	211		7		Pacira Pharmaceuticals Inc/DE (a)	514		47
Sanchez Energy Corp (a)	17,618		662		Pain Therapeutics Inc (a)	863		5
Synergy Resources Corp (a)	988		13		Pernix Therapeutics Holdings Inc (a)	753		7
Trecora Resources (a)	431		5		Phibro Animal Health Corp (a)	332		7
Triangle Petroleum Corp (a)	962		11		Portola Pharmaceuticals Inc (a),(b)	11,423		334
Vertex Energy Inc (a)	267		3		POZEN Inc (a)	618		5
W&T Offshore Inc	302		5		Prestige Brands Holdings Inc (a)	744		25
Western Refining Inc	788		30		Raptor Pharmaceutical Corp (a)	795		9
			$3,211		Receptos Inc (a)	349		15
					Relypsa Inc (a)	382		9
Oil & Gas Services - 0.64%					Revance Therapeutics Inc (a),(b)	97		3
Basic Energy Services Inc (a)	479		14		Sagent Pharmaceuticals Inc (a)	445		12
C&J Energy Services Inc (a)	594		20		Sarepta Therapeutics Inc (a),(b)	12,595		375
CARBO Ceramics Inc	292		45		SciClone Pharmaceuticals Inc (a)	936		5
Flotek Industries Inc (a)	700		23		Sucampo Pharmaceuticals Inc (a)	324		2
Forum Energy Technologies Inc (a)	6,902		251		Supernus Pharmaceuticals Inc (a),(b)	664		7
Geospace Technologies Corp (a)	184		10		Synutra International Inc (a)	370		3
Gulf Island Fabrication Inc	121		3		Threshold Pharmaceuticals Inc (a)	1,116		4
Matrix Service Co (a)	391		13		USANA Health Sciences Inc (a),(b)	142		11
Pioneer Energy Services Corp (a)	668		12		Vanda Pharmaceuticals Inc (a),(b)	785		13
Tesco Corp	70		1		Vivus Inc (a),(b)	2,386		13
Thermon Group Holdings Inc (a)	402		11		Zogenix Inc (a),(b)	2,340		5
Willbros Group Inc (a)	905		11		ZS Pharma Inc (a),(b)	3,840		110
			$414					$2,231

Packaging & Containers - 0.11%					Pipelines - 0.94%
Berry Plastics Group Inc (a)	647		17
Graphic Packaging Holding Co (a)	4,866		57		Primoris Services Corp	19,601		565
					SemGroup Corp	560		44
			$74					$609

Pharmaceuticals - 3.44%					Private Equity - 0.56%
ACADIA Pharmaceuticals Inc (a),(b)	935		21		GSV Capital Corp (a),(b)	34,279		362
Actinium Pharmaceuticals Inc (a),(b)	449		3
Adamas Pharmaceuticals Inc (a)	6,919		127
Akorn Inc (a)	898		30		Real Estate - 0.06%
Alimera Sciences Inc (a),(b)	515		3		HFF Inc	552		20
Anacor Pharmaceuticals Inc (a),(b)	271		5		St Joe Co/The (a),(b)	746		19
Anika Therapeutics Inc (a)	207		10					$39
Antares Pharma Inc (a)	2,643		7
Array BioPharma Inc (a)	2,296		11		REITS - 0.52%
Auxilium Pharmaceuticals Inc (a),(b)	718		14		Acadia Realty Trust	240		7
AVANIR Pharmaceuticals Inc (a),(b)	2,302		13		Alexander's Inc	33		12
BioDelivery Sciences International Inc (a)	947		11		American Assets Trust Inc	171		6
Bio-Path Holdings Inc (a)	1,665		5		CoreSite Realty Corp	265		9
BioSpecifics Technologies Corp (a)	82		2		DuPont Fabros Technology Inc	461		12
Cara Therapeutics Inc (a),(b)	122		2		EastGroup Properties Inc	449		29
Clovis Oncology Inc (a)	355		15		Empire State Realty Trust Inc	1,163		19
Corcept Therapeutics Inc (a),(b)	1,262		4		Glimcher Realty Trust	1,662		18
Cytori Therapeutics Inc (a),(b)	1,038		3		National Health Investors Inc	530		33
Depomed Inc (a)	21,581		300		Potlatch Corp	523		22
Durata Therapeutics Inc (a)	310		5		PS Business Parks Inc	158		13
Dyax Corp (a)	1,961		19		Ryman Hospitality Properties Inc	358		17
Enanta Pharmaceuticals Inc (a)	234		10		Sabra Health Care REIT Inc	713		21
Furiex Pharmaceuticals Inc (a)	104		11		Saul Centers Inc	185		9
Heron Therapeutics Inc (a)	13,860		171		Sovran Self Storage Inc	453		35
					Strategic Hotels & Resorts Inc (a)	2,404		28
Hyperion Therapeutics Inc (a)	198		5
Impax Laboratories Inc (a)	307		9		Sun Communities Inc	517		26
Infinity Pharmaceuticals Inc (a)	1,099		14		Universal Health Realty Income Trust	274		12
Insys Therapeutics Inc (a)	226		7		Urstadt Biddle Properties Inc	442		9
Ironwood Pharmaceuticals Inc (a)	1,723		26					$337
Keryx Biopharmaceuticals Inc (a),(b)	1,308		20		Retail - 9.61%
Kite Pharma Inc (a)	920		27		ANN Inc (a)	685		28
Lannett Co Inc (a)	371		18		Asbury Automotive Group Inc (a)	450		31
Liberator Medical Holdings Inc	714		3		Bloomin' Brands Inc (a)	1,136		26
MannKind Corp (a),(b)	2,895		32		Brown Shoe Co Inc	478		14
Nektar Therapeutics (a)	1,035		13		Buckle Inc/The	406		18

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Retail (continued)					Semiconductors (continued)
Buffalo Wild Wings Inc (a)	272		$45		GT Advanced Technologies Inc (a),(b)	1,733		$32
Build-A-Bear Workshop Inc (a)	200		3		Hittite Microwave Corp	399		31
Burlington Stores Inc (a)	376		12		Inphi Corp (a)	24,267		356
Casey's General Stores Inc	556		39		Integrated Device Technology Inc (a)	1,246		19
Cato Corp/The	130		4		IPG Photonics Corp (a),(b)	3,462		238
Cheesecake Factory Inc/The	774		36		Lattice Semiconductor Corp (a)	1,752		14
Christopher & Banks Corp (a)	41,674		365		Microsemi Corp (a)	22,175		594
Chuy's Holdings Inc (a)	7,773		282		Monolithic Power Systems Inc	575		24
Conn's Inc (a),(b)	351		17		Pixelworks Inc (a)	9,850		75
Cracker Barrel Old Country Store Inc	228		23		PLX Technology Inc (a)	1,007		7
Denny's Corp (a)	1,683		11		Power Integrations Inc	451		26
Destination Maternity Corp	43		1		Rambus Inc (a)	1,446		21
DineEquity Inc	148		12		Semtech Corp (a)	855		22
Diversified Restaurant Holdings Inc (a),(b)	16,175		77		Silicon Image Inc (a)	912		5
Einstein Noah Restaurant Group Inc	212		3		Silicon Laboratories Inc (a)	443		22
Famous Dave's of America Inc (a)	106		3		TriQuint Semiconductor Inc (a)	2,175		34
Fiesta Restaurant Group Inc (a)	326		15		Ultra Clean Holdings Inc (a)	211		2
Finish Line Inc/The	274		8					$2,225
First Cash Financial Services Inc (a)	374		22
Five Below Inc (a)	7,643		305		Software - 5.97%
Francesca's Holdings Corp (a)	955		14		ACI Worldwide Inc (a)	579		32
Genesco Inc (a)	48		4		Advent Software Inc	739		24
					Amber Road Inc (a)	184		3
Group 1 Automotive Inc	100		8
Hibbett Sports Inc (a)	377		20		American Software Inc/Georgia	568		6
					Aspen Technology Inc (a)	1,322		61
HSN Inc	491		29		AVG Technologies NV (a)	567		11
Jack in the Box Inc	12,817		767
Kate Spade & Co (a)	11,430		436		Blackbaud Inc	663		24
Krispy Kreme Doughnuts Inc (a)	950		15		Bottomline Technologies de Inc (a)	486		15
					Callidus Software Inc (a)	957		11
Lithia Motors Inc	8,116		764		CommVault Systems Inc (a)	676		33
Lumber Liquidators Holdings Inc (a)	3,703		282
MarineMax Inc (a)	23,767		398		Computer Programs & Systems Inc	160		10
Mattress Firm Holding Corp (a),(b)	221		11		Cornerstone OnDemand Inc (a)	675		31
Men's Wearhouse Inc	562		31		CSG Systems International Inc	319		8
					Cvent Inc (a)	406		12
Papa John's International Inc	465		20		Dealertrack Technologies Inc (a)	563		25
Penske Automotive Group Inc	10,410		515		Demandware Inc (a)	431		30
PetMed Express Inc (b)	477		6
					Envestnet Inc (a)	489		24
Pier 1 Imports Inc	1,390		21		Everyday Health Inc (a)	12,337		228
Popeyes Louisiana Kitchen Inc (a)	346		15
PriceSmart Inc	267		23		Fair Isaac Corp	521		33
Red Robin Gourmet Burgers Inc (a)	7,999		570		Five9 Inc (a),(b)	252		2
Restoration Hardware Holdings Inc (a)	446		42		Glu Mobile Inc (a),(b)	85,327		426
Rush Enterprises Inc - Class A (a)	364		13		Guidance Software Inc (a)	403		4
					Guidewire Software Inc (a)	6,881		280
Ruth's Hospitality Group Inc	523		6		Imperva Inc (a)	3,310		87
Sonic Corp (a)	648		14
Susser Holdings Corp (a)	231		19		Interactive Intelligence Group Inc (a)	225		13
					Kofax Ltd (a)	1,065		9
Texas Roadhouse Inc	907		24		MedAssets Inc (a)	888		20
Tile Shop Holdings Inc (a),(b)	38,484		588
Tilly's Inc (a)	17,815		143		Medidata Solutions Inc (a)	775		33
Tuesday Morning Corp (a)	799		14		MicroStrategy Inc (a)	130		18
Vera Bradley Inc (a),(b)	512		11		Monotype Imaging Holdings Inc	555		16
Vitamin Shoppe Inc (a)	228		10		Omnicell Inc (a)	490		14
Zumiez Inc (a)	373		10		PDF Solutions Inc (a)	13,066		278
			$6,243		Pegasystems Inc	507		11
					Proofpoint Inc (a)	21,934		822
Savings & Loans - 0.37%					QAD Inc	124		3
B of I Holding Inc (a)	200		15		Qlik Technologies Inc (a)	18,877		427
Meridian Interstate Bancorp Inc (a)	187		5		Quality Systems Inc	719		11
Pacific Premier Bancorp Inc (a)	15,297		215		RealPage Inc (a)	743		17
United Financial Bancorp Inc	190		3		SS&C Technologies Holdings Inc (a)	979		43
			$238		Synchronoss Technologies Inc (a)	424		15
					SYNNEX Corp (a)	70		5
Semiconductors - 3.43%					Take-Two Interactive Software Inc (a)	173		4
Ambarella Inc (a)	439		14		Tangoe Inc (a)	875		13
Amkor Technology Inc (a)	1,004		11		Tyler Technologies Inc (a)	474		43
Applied Micro Circuits Corp (a)	937		10		Ultimate Software Group Inc/The (a)	4,376		605
Cabot Microelectronics Corp (a)	301		13		Verint Systems Inc (a)	767		38
Cavium Inc (a)	11,980		595
Cirrus Logic Inc (a)	418		10					$3,878
Cypress Semiconductor Corp (a)	2,024		22		Storage & Warehousing - 0.98%
Diodes Inc (a)	416		12		Wesco Aircraft Holdings Inc (a)	32,012		639
Entegris Inc (a)	1,146		16

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Telecommunications - 2.61%					Water - 0.02%
8x8 Inc (a)	46,503		$376		American States Water Co	76	$2
ADTRAN Inc	659		15		SJW Corp	99	3
Alliance Fiber Optic Products Inc (b)	273		5		York Water Co	224	5
Anixter International Inc	181		18				$10
Aruba Networks Inc (a)	16,019		281		TOTAL COMMON STOCKS		$62,766
CalAmp Corp (a)	10,966		238		INVESTMENT COMPANIES - 11.47%	Shares Held	Value (000's)
Ciena Corp (a)	1,334		29
Cincinnati Bell Inc (a)	1,594		6		Publicly Traded Investment Fund - 11.47%
Clearfield Inc (a)	258		4		BlackRock Liquidity Funds TempFund	1,566,174	1,566
Consolidated Communications Holdings Inc	571		13		Portfolio
Enventis Corp	321		5		Goldman Sachs Financial Square Funds -	5,298,639	5,299
FairPoint Communications Inc (a),(b)	420		6		Government Fund (e)
Finisar Corp (a)	1,349		27		Goldman Sachs Financial Square Funds -	518,953	519
General Communication Inc (a)	745		8		Money Market Fund
Gogo Inc (a)	710		14		JP Morgan Prime Money Market Fund	62,418	62
GTT Communications Inc (a)	319		3				$7,446
Harmonic Inc (a)	294		2		TOTAL INVESTMENT COMPANIES		$7,446
IDT Corp - Class B	341		6		Total Investments		$70,212
Infinera Corp (a)	1,406		13		Liabilities in Excess of Other Assets, Net - (8.12)%		$(5,275)
Inteliquent Inc	734		10		TOTAL NET ASSETS - 100.00%		$64,937
Intelsat SA (a)	160		3
InterDigital Inc/PA	610		29
Ixia (a)	150		2		(a) Non-Income Producing Security
KVH Industries Inc (a)	310		4		(b)		Security or a portion of the security was on loan at the end of the period.
Leap Wireless International Inc - Rights (a),(c),(d)	282		1		(c) Security is Illiquid
LogMeIn Inc (a)	354		17		(d)	Fair value of these investments is determined in good faith by the
Loral Space & Communications Inc (a)	166		12		Manager under procedures established and periodically reviewed by the
Lumos Networks Corp	366		5		Board of Directors. At the end of the period, the fair value of these
NeuStar Inc (a),(b)	820		21		securities totaled $1 or 0.00% of net assets.
NTELOS Holdings Corp	362		5		(e)		Security was purchased with the cash proceeds from securities loans.
Orbcomm Inc (a)	36,580		241
Plantronics Inc	591		28
Polycom Inc (a)	937		12		Portfolio Summary (unaudited)
Premiere Global Services Inc (a)	225		3		Sector		Percent
RF Micro Devices Inc (a)	4,261		41
RigNet Inc (a)	280		15		Consumer, Cyclical		22 .03%
Ruckus Wireless Inc (a)	1,100		13		Consumer, Non-cyclical		21 .33%
					Industrial		14 .04%
Shenandoah Telecommunications Co	513		16		Financial		11 .57%
ShoreTel Inc (a)	1,415		9
Sonus Networks Inc (a)	3,120		11		Exchange Traded Funds		11 .47%
					Technology		11 .17%
Tessco Technologies Inc	8		—		Energy		6.64%
Ubiquiti Networks Inc (a),(b)	442		20
ViaSat Inc (a)	506		29		Communications		5.97%
Vonage Holdings Corp (a)	18,460		69		Basic Materials		2.98%
					Diversified		0.89%
West Corp	459		12		Utilities		0.03%
			$1,697		Liabilities in Excess of Other Assets, Net		(8.12)%
Textiles - 0.00%					TOTAL NET ASSETS		100.00%
Culp Inc	27		—

Transportation - 1.25%
ArcBest Corp	351		15
Echo Global Logistics Inc (a)	533		10
Forward Air Corp	447		22
Heartland Express Inc	690		15
HUB Group Inc (a)	539		27
Knight Transportation Inc	870		21
Marten Transport Ltd	223		5
Matson Inc	336		9
PHI Inc (a)	17		1
Roadrunner Transportation Systems Inc (a)	22,849		642
Saia Inc (a)	362		16
Swift Transportation Co (a)	1,081		27
Universal Truckload Services Inc	126		3
			$813

Trucking & Leasing - 0.04%
General Finance Corp (a)	251		3
Greenbrier Cos Inc/The	404		23
			$26

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
June 30, 2014 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
Russell 2000 Mini; September 2014	Long	19	$2,204		$2,262	$58
Total						$58
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
June 30, 2014 (unaudited)

COMMON STOCKS - 96.33%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.03%				Banks (continued)
Harte-Hanks Inc	1,769	$13		Boston Private Financial Holdings Inc	5,819	$78
MDC Partners Inc	661	14		Bridge Bancorp Inc	417	10
Sizmek Inc (a)	792	8		Bryn Mawr Bank Corp	508	15
		$35		Camden National Corp	1,086	42
				Capital Bank Financial Corp (a)	528	12
Aerospace & Defense - 1.39%				Capital City Bank Group Inc	474	7
AAR Corp	15,868	438		Cardinal Financial Corp	709	13
Cubic Corp	450	20		Cathay General Bancorp	6,518	167
Curtiss-Wright Corp	3,358	220		Center Bancorp Inc	1,655	32
Ducommun Inc (a)	241	6
Esterline Technologies Corp (a)	787	91		Century Bancorp Inc/MA	128	5
Kaman Corp	318	14		Chemical Financial Corp	2,728	77
Kratos Defense & Security Solutions Inc (a)	1,606	12		Citizens & Northern Corp	3,755	73
Moog Inc (a)	1,987	144		City Holding Co	4,190	189
Orbital Sciences Corp (a)	1,489	44		CNB Financial Corp/PA	549	9
Teledyne Technologies Inc (a)	696	68		CoBiz Financial Inc	1,912	21
				Columbia Banking System Inc	3,249	85
Triumph Group Inc	7,300	510		Community Bank System Inc	2,101	76
		$1,567		Community Trust Bancorp Inc	4,180	143
Agriculture - 0.35%				CommunityOne Bancorp (a),(b)	3,100	30
Alico Inc	97	4		ConnectOne Bancorp Inc	500	25
Alliance One International Inc (a)	3,353	8		CU Bancorp (a)	358	7
Andersons Inc/The	6,277	324		Customers Bancorp Inc (a)	17,002	341
Tejon Ranch Co (a)	453	15		CVB Financial Corp	25,990	417
Universal Corp/VA	508	28		Eagle Bancorp Inc (a)	214	7
Vector Group Ltd	886	18		East West Bancorp Inc	3,935	138
		$397		Enterprise Bancorp Inc/MA	274	6
				Enterprise Financial Services Corp	8,429	152
Airlines - 1.12%				Fidelity Southern Corp	7,928	103
Hawaiian Holdings Inc (a)	34,600	474		Financial Institutions Inc	4,514	106
JetBlue Airways Corp (a)	5,128	56		First Bancorp Inc/ME	828	15
Republic Airways Holdings Inc (a)	28,195	306		First BanCorp/Puerto Rico (a)	12,629	69
SkyWest Inc	35,613	435		First Bancorp/Troy NC	2,348	43
		$1,271		First Busey Corp	12,454	72
Apparel - 0.47%				First Business Financial Services Inc	941	45
Columbia Sportswear Co	161	13		First Citizens BancShares Inc/NC	558	137
Crocs Inc (a)	1,594	24		First Commonwealth Financial Corp	33,675	311
G-III Apparel Group Ltd (a)	300	24		First Community Bancshares Inc/VA	6,560	94
Iconix Brand Group Inc (a)	9,026	387		First Connecticut Bancorp Inc/Farmington CT	662	11
RG Barry Corp	2,248	43		First Financial Bancorp	7,621	131
Skechers U.S.A. Inc (a)	366	17		First Financial Bankshares Inc	602	19
Unifi Inc (a)	567	16		First Financial Corp/IN	1,711	55
Weyco Group Inc	226	6		First Interstate BancSystem Inc	13,765	374
		$530		First Merchants Corp	9,892	209
				First Midwest Bancorp Inc/IL	9,850	167
Automobile Parts & Equipment - 1.13%				First NBC Bank Holding Co (a)	7,436	249
Cooper Tire & Rubber Co	23,371	701		First of Long Island Corp/The	1,108	43
Cooper-Standard Holding Inc (a)	312	21		FirstMerit Corp	56,995	1,126
Dana Holding Corp	13,104	320		FNB Corp/PA	3,940	51
Federal-Mogul Holdings Corp (a)	770	16		German American Bancorp Inc	1,269	35
Meritor Inc (a)	1,112	15		Glacier Bancorp Inc	1,840	52
Modine Manufacturing Co (a)	819	13		Great Southern Bancorp Inc	2,879	92
Remy International Inc	6,226	145		Guaranty Bancorp	529	7
Standard Motor Products Inc	286	13		Hampton Roads Bankshares Inc (a)	4,900	8
Superior Industries International Inc	880	18		Hancock Holding Co	1,997	71
Titan International Inc	920	15		Hanmi Financial Corp	37,983	800
		$1,277		Heartland Financial USA Inc	565	14
				Heritage Commerce Corp	802	7
Banks - 12.72%				Horizon Bancorp/IN	3,226	70
1st Source Corp	1,581	48		Iberiabank Corp	2,643	182
American National Bankshares Inc	291	6		Independent Bank Corp/Rockland MA	4,215	162
Ameris Bancorp	5,492	119		International Bancshares Corp	1,351	36
Ames National Corp	347	8		Lakeland Bancorp Inc	1,401	15
Arrow Financial Corp	406	11		Lakeland Financial Corp	394	15
BancFirst Corp	273	17		MainSource Financial Group Inc	6,655	115
BancorpSouth Inc	2,373	58		MB Financial Inc	1,365	37
Bank of Kentucky Financial Corp/The	1,018	36		Mercantile Bank Corp	647	15
Bank of Marin Bancorp	1,426	65		Merchants Bancshares Inc/VT	989	32
Bank of the Ozarks Inc	388	13		Metro Bancorp Inc (a)	509	12
Banner Corp	2,992	118		MidSouth Bancorp Inc	314	6
BBCN Bancorp Inc	6,798	109		MidWestOne Financial Group Inc	251	6
BNC Bancorp	1,400	24

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Banks (continued)					Biotechnology (continued)
National Bankshares Inc (b)	254		$8		Alnylam Pharmaceuticals Inc (a)	129		$8
National Penn Bancshares Inc	12,120		129		AMAG Pharmaceuticals Inc (a)	255		5
NBT Bancorp Inc	9,791		235		Applied Genetic Technologies Corp/DE (a),(b)	1,600		37
Northrim BanCorp Inc	239		6		Ardelyx Inc (a),(b)	4,100		66
OFG Bancorp	1,115		21		BioCryst Pharmaceuticals Inc (a)	517		7
Old Line Bancshares Inc	300		5		Celldex Therapeutics Inc (a)	7,800		127
Old National Bancorp/IN	2,527		36		Cytokinetics Inc (a)	1,243		6
Opus Bank (a)	183		5		Dicerna Pharmaceuticals Inc (a),(b)	4,200		95
Pacific Continental Corp	673		9		Dynavax Technologies Corp (a)	9,448		15
PacWest Bancorp	3,100		134		Eleven Biotherapeutics Inc (a),(b)	1,200		16
Park National Corp (b)	281		22		Emergent Biosolutions Inc (a)	547		12
Park Sterling Corp	7,200		47		InterMune Inc (a)	366		16
Peapack Gladstone Financial Corp	432		9		MacroGenics Inc (a)	500		11
Penns Woods Bancorp Inc	170		8		Medicines Co/The (a)	3,515		102
Peoples Bancorp Inc/OH	3,762		99		NPS Pharmaceuticals Inc (a)	264		9
Peoples Financial Services Corp	800		41		Prothena Corp PLC (a)	539		12
Pinnacle Financial Partners Inc	17,844		704		RTI Surgical Inc (a)	2,139		9
Preferred Bank/Los Angeles CA (a)	8,741		206		Spectrum Pharmaceuticals Inc (a)	1,796		15
PrivateBancorp Inc	25,238		733		Ultragenyx Pharmaceutical Inc (a),(b)	3,000		135
Prosperity Bancshares Inc	1,692		106		XOMA Corp (a)	35,900		165
Renasant Corp	771		22					$1,028
Republic Bancorp Inc/KY	2,291		54
S&T Bancorp Inc	739		18		Building Materials - 0.26%
Sandy Spring Bancorp Inc	632		16		Comfort Systems USA Inc	1,055		17
Seacoast Banking Corp of Florida (a)	631		7		Gibraltar Industries Inc (a)	6,741		105
Sierra Bancorp	4,758		75		Griffon Corp	1,131		14
					Louisiana-Pacific Corp (a)	2,948		44
Simmons First National Corp	1,811		71		Masonite International Corp (a)	533		30
South State Corp	2,240		137
Southside Bancshares Inc (b)	3,114		90		Quanex Building Products Corp	805		14
Southwest Bancorp Inc	16,964		289		Simpson Manufacturing Co Inc	921		34
Square 1 Financial Inc (a)	1,700		32		Texas Industries Inc (a)	78		7
State Bank Financial Corp	795		13		Universal Forest Products Inc	500		24
Stock Yards Bancorp Inc	1,824		55					$289
Suffolk Bancorp (a)	416		9		Chemicals - 1.51%
Susquehanna Bancshares Inc	15,231		161		A Schulman Inc	7,865		304
Talmer Bancorp Inc (a)	643		9		Aceto Corp	846		15
Taylor Capital Group Inc (a)	2,829		60		Axiall Corp	9,016		426
Texas Capital Bancshares Inc (a)	583		31		Hawkins Inc	822		31
Tompkins Financial Corp	1,565		76		Innospec Inc	1,387		60
TowneBank/Portsmouth VA	992		16		Intrepid Potash Inc (a),(b)	1,408		24
Trico Bancshares	612		14		Kraton Performance Polymers Inc (a)	1,532		35
Tristate Capital Holdings Inc (a)	3,100		44		Kronos Worldwide Inc	2,359		37
TrustCo Bank Corp NY	2,280		15		Minerals Technologies Inc	7,029		461
Trustmark Corp	4,501		111		Oil-Dri Corp of America	137		4
UMB Financial Corp	9,775		620		Olin Corp	1,995		54
Umpqua Holdings Corp	4,224		76		OM Group Inc	764		25
Union Bankshares Corp	3,695		94		Quaker Chemical Corp	146		11
United Bankshares Inc/WV	1,444		47		Sensient Technologies Corp	1,177		66
United Community Banks Inc/GA	935		15		Stepan Co	288		15
Univest Corp of Pennsylvania	625		13		Taminco Corp (a)	170		4
Valley National Bancorp	4,869		48		Tronox Ltd	1,284		34
VantageSouth Bancshares Inc (a)	760		5		Zep Inc	5,936		104
ViewPoint Financial Group Inc	869		23					$1,710
Walker & Dunlop Inc (a)	623		9
Washington Trust Bancorp Inc	349		13		Coal - 0.19%
Webster Financial Corp	6,385		201		Alpha Natural Resources Inc (a),(b)	4,711		17
WesBanco Inc	14,056		436		Arch Coal Inc	4,547		17
West Bancorporation Inc	6,683		102		Cloud Peak Energy Inc (a)	1,552		29
Westamerica Bancorporation	580		30		Hallador Energy Co	244		2
Western Alliance Bancorp (a)	854		20		SunCoke Energy Inc (a)	768		17
Wilshire Bancorp Inc	44,410		457		Westmoreland Coal Co (a)	3,554		128
Wintrust Financial Corp	1,077		50					$210
Yadkin Financial Corp (a)	5,700		107
					Commercial Services - 4.63%
			$14,382		ABM Industries Inc	22,163		598
Beverages - 0.00%					Acacia Research Corp (b)	1,045		19
Craft Brew Alliance Inc (a)	248		3		Albany Molecular Research Inc (a)	875		18
					AMN Healthcare Services Inc (a)	1,087		13
					ARC Document Solutions Inc (a)	9,900		58
Biotechnology - 0.91%					Ascent Capital Group Inc (a)	306		20
Aegerion Pharmaceuticals Inc (a)	5,000		160
					Brink's Co/The	1,011		28

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Commercial Services (continued)					Consumer Products (continued)
Carriage Services Inc	481		$8		Helen of Troy Ltd (a)	17,031		$1,032
CBIZ Inc (a)	1,419		13					$1,186
CDI Corp	3,339		48
Cenveo Inc (a),(b)	52,400		194		Cosmetics & Personal Care - 0.08%
Civeo Corp (a)	2,256		56		Elizabeth Arden Inc (a)	540		12
					Revlon Inc (a)	2,686		82
Convergys Corp	2,356		50
CRA International Inc (a)	380		9					$94
Cross Country Healthcare Inc (a)	32,913		215		Distribution & Wholesale - 0.51%
Deluxe Corp	582		34		Beacon Roofing Supply Inc (a)	927		31
Electro Rent Corp	547		9		Core-Mark Holding Co Inc	1,668		76
Ennis Inc	1,021		16		Houston Wire & Cable Co	417		5
ExlService Holdings Inc (a)	436		13		Owens & Minor Inc	1,475		50
Franklin Covey Co (a)	154		3		ScanSource Inc (a)	2,066		79
FTI Consulting Inc (a)	1,008		38		United Stationers Inc	7,990		331
Global Cash Access Holdings Inc (a)	6,828		60					$572
Green Dot Corp (a)	40,026		760
Hackett Group Inc/The	681		4		Diversified Financial Services - 2.11%
Heidrick & Struggles International Inc	5,589		104		Aircastle Ltd	7,182		128
Huron Consulting Group Inc (a)	493		35		Arlington Asset Investment Corp	16,855		460
ICF International Inc (a)	477		17		BGC Partners Inc	22,211		165
ITT Educational Services Inc (a)	773		13		Calamos Asset Management Inc	718		10
K12 Inc (a)	713		17		Consumer Portfolio Services Inc (a)	755		6
Kelly Services Inc	19,639		337		Cowen Group Inc (a)	47,470		200
Korn/Ferry International (a)	2,382		70		Federal Agricultural Mortgage Corp	370		12
LifeLock Inc (a)	10,800		151		FXCM Inc	951		14
Live Nation Entertainment Inc (a)	4,200		104		Home Loan Servicing Solutions Ltd	1,798		41
Matthews International Corp	661		27		INTL. FCStone Inc (a)	372		7
McGrath RentCorp	540		20		Investment Technology Group Inc (a)	9,930		168
MoneyGram International Inc (a)	1,048		15		Janus Capital Group Inc	3,650		46
Monster Worldwide Inc (a)	2,332		15		JGWPT Holdings Inc (a)	4,400		50
Multi-Color Corp	181		7		KCG Holdings Inc (a)	1,521		18
National Research Corp (a)	226		3		Ladder Capital Corp (a)	576		10
Navigant Consulting Inc (a)	1,246		22		Manning & Napier Inc	2,290		40
Paylocity Holding Corp (a)	1,700		37		Marlin Business Services Corp	300		5
PHH Corp (a)	10,077		232		Moelis & Co (a)	4,300		145
PRGX Global Inc (a)	1,094		7		Nelnet Inc	5,980		248
Quad/Graphics Inc	16,005		357		Nicholas Financial Inc	371		5
Rent-A-Center Inc/TX	1,104		32		Oppenheimer Holdings Inc	369		9
Resources Connection Inc	14,597		192		Piper Jaffray Cos (a)	8,494		439
RPX Corp (a)	13,169		234		Regional Management Corp (a)	1,995		31
RR Donnelley & Sons Co	4,918		83		Springleaf Holdings Inc (a)	776		20
ServiceMaster Global Holdings Inc (a)	9,100		166		Stifel Financial Corp (a)	1,572		74
Steiner Leisure Ltd (a)	384		17		SWS Group Inc (a)	1,052		8
TeleTech Holdings Inc (a)	262		8		Walter Investment Management Corp (a),(b)	803		24
TrueBlue Inc (a)	14,900		411					$2,383
Universal Technical Institute Inc	829		10		Electric - 4.06%
Viad Corp	8,784		210		Allete Inc	872		45
			$5,237		Avista Corp	1,752		59
Computers - 2.58%					Black Hills Corp	1,299		80
CACI International Inc (a)	556		39		Cleco Corp	7,214		425
CIBER Inc (a)	2,790		14		Dynegy Inc (a)	24,771		861
Computer Task Group Inc	541		9		El Paso Electric Co	7,175		288
Datalink Corp (a)	708		7		Empire District Electric Co/The (b)	5,720		146
Electronics For Imaging Inc (a)	3,800		172		EnerNOC Inc (a)	664		13
Engility Holdings Inc (a)	11,118		425		IDACORP Inc	9,951		576
Fusion-io Inc (a)	2,256		26		MGE Energy Inc	3,525		140
Insight Enterprises Inc (a)	10,973		337		NorthWestern Corp	7,125		372
Mentor Graphics Corp	2,300		50		NRG Yield Inc (b)	420		22
Quantum Corp (a)	8,009		10		Ormat Technologies Inc	386		11
Spansion Inc (a)	33,700		710		Otter Tail Corp	1,020		31
Sykes Enterprises Inc (a)	936		20		PNM Resources Inc	9,927		291
Unisys Corp (a)	30,328		750		Portland General Electric Co	11,586		402
Varonis Systems Inc (a)	11,900		345		UIL Holdings Corp	3,026		117
			$2,914		Unitil Corp	2,933		99
					UNS Energy Corp	6,872		415
Consumer Products - 1.05%					Westar Energy Inc	5,100		195
ACCO Brands Corp (a)	16,216		104					$4,588
Central Garden and Pet Co - A Shares (a)	4,291		40
CSS Industries Inc	362		10		Electrical Components & Equipment - 0.89%
					Advanced Energy Industries Inc (a)	93		2

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Electrical Components & Equipment (continued)					Entertainment (continued)
EnerSys	8,657		$596		Speedway Motorsports Inc	5,633		$103
General Cable Corp	7,542		193					$367
GrafTech International Ltd (a)	2,538		26
Littelfuse Inc	1,914		178		Environmental Control - 0.10%
Powell Industries Inc	227		15		Ceco Environmental Corp	756		12
					Darling Ingredients Inc (a)	2,760		57
			$1,010		GSE Holding Inc (a)	1,600		—
Electronics - 2.38%					Tetra Tech Inc	1,480		41
American Science & Engineering Inc	265		18					$110
Analogic Corp	261		20
Bel Fuse Inc	1,291		33		Food - 1.26%
Benchmark Electronics Inc (a)	23,308		594		B&G Foods Inc	98		3
					Chiquita Brands International Inc (a)	48,600		527
Brady Corp	5,952		177
Checkpoint Systems Inc (a)	976		14		Dean Foods Co	1,953		34
Coherent Inc (a)	545		36		Fresh Del Monte Produce Inc	824		25
CTS Corp	808		15		Ingles Markets Inc	452		12
ESCO Technologies Inc	637		22		John B Sanfilippo & Son Inc	296		8
FARO Technologies Inc (a)	57		3		Lancaster Colony Corp	173		16
GoPro Inc (a)	1,400		57		Pinnacle Foods Inc	7,051		232
GSI Group Inc (a)	7,353		94		Post Holdings Inc (a)	1,105		56
II-VI Inc (a)	1,246		18		Sanderson Farms Inc	118		12
Imprivata Inc (a)	1,200		20		Seaboard Corp (a)	6		18
Itron Inc (a)	954		39		Seneca Foods Corp - Class A (a)	310		10
Kemet Corp (a)	1,630		9		Snyder's-Lance Inc	883		23
Multi-Fineline Electronix Inc (a)	331		4		SpartanNash Co	17,732		373
Newport Corp (a)	157		3		SUPERVALU Inc (a)	2,000		16
NVE Corp (a)	100		6		Tootsie Roll Industries Inc	56		2
OSI Systems Inc (a)	363		24		TreeHouse Foods Inc (a)	445		36
Park Electrochemical Corp	501		14		Village Super Market Inc	242		6
Plexus Corp (a)	523		23		Weis Markets Inc	425		19
Rofin-Sinar Technologies Inc (a)	689		17					$1,428
Rogers Corp (a)	272		18		Forest Products & Paper - 0.39%
Sanmina Corp (a)	46,573		1,061		Domtar Corp	2,400		103
Stoneridge Inc (a)	25,100		269		Neenah Paper Inc	289		15
TTM Technologies Inc (a)	2,070		17		PH Glatfelter Co	3,280		87
Viasystems Group Inc (a)	142		2		Resolute Forest Products Inc (a)	9,363		157
Vishay Precision Group Inc (a)	458		7		Schweitzer-Mauduit International Inc	1,852		81
Watts Water Technologies Inc	559		34					$443
Woodward Inc	528		26
			$2,694		Gas - 1.71%
					Chesapeake Utilities Corp	1,580		113
Energy - Alternate Sources - 1.19%					Laclede Group Inc/The	5,085		247
FutureFuel Corp	1,431		24		New Jersey Resources Corp	5,128		293
Green Plains Inc	18,077		595		Northwest Natural Gas Co	5,969		282
Pacific Ethanol Inc (a)	7,178		110		ONE Gas Inc	1,086		41
Plug Power Inc (a),(b)	3,492		16		Piedmont Natural Gas Co Inc	2,210		83
Renewable Energy Group Inc (a)	43,641		500		South Jersey Industries Inc	1,188		72
REX American Resources Corp (a)	1,445		106		Southwest Gas Corp	8,673		457
			$1,351		WGL Holdings Inc	7,920		341
Engineering & Construction - 1.22%								$1,929
Aegion Corp (a)	851		20		Hand & Machine Tools - 0.00%
Argan Inc	274		10		Franklin Electric Co Inc	93		4
Dycom Industries Inc (a)	135		4
EMCOR Group Inc	14,374		640
Granite Construction Inc	831		30		Healthcare - Products - 1.18%
MYR Group Inc (a)	512		13		Affymetrix Inc (a)	1,698		15
Tutor Perini Corp (a)	9,793		311		AngioDynamics Inc (a)	919		15
VSE Corp	4,953		348		AtriCure Inc (a)	258		5
			$1,376		CONMED Corp	667		30
					CryoLife Inc	1,028		9
Entertainment - 0.32%					Cynosure Inc (a)	7,580		161
AMC Entertainment Holdings Inc	2,756		69		Exactech Inc (a)	286		7
Churchill Downs Inc	168		15		Greatbatch Inc (a)	2,157		106
Eros International PLC (a)	4,348		66		Haemonetics Corp (a)	1,112		39
International Speedway Corp	685		23		Hanger Inc (a)	823		26
Isle of Capri Casinos Inc (a)	778		7		ICU Medical Inc (a)	313		19
Marriott Vacations Worldwide Corp (a)	724		42		Integra LifeSciences Holdings Corp (a)	395		19
National CineMedia Inc	994		17		Invacare Corp	751		14
Penn National Gaming Inc (a)	1,642		20		K2M Group Holdings Inc (a)	3,000		45
Reading International Inc (a)	650		5		Merit Medical Systems Inc (a)	1,020		15
					Natus Medical Inc (a)	2,300		58

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Healthcare - Products (continued)				Insurance - 4.93%
NuVasive Inc (a)	15,477	$551		Ambac Financial Group Inc (a)	940	$26
OraSure Technologies Inc (a)	9,324	80		American Equity Investment Life Holding Co	38,269	941
Orthofix International NV (a)	440	16		Amerisafe Inc	8,840	360
PhotoMedex Inc (a),(b),(c)	361	4		AmTrust Financial Services Inc	5,510	231
Rockwell Medical Inc (a)	1,285	15		Argo Group International Holdings Ltd	623	32
SurModics Inc (a)	407	9		Aspen Insurance Holdings Ltd	5,300	241
Symmetry Medical Inc (a)	1,402	12		Assured Guaranty Ltd	8,500	208
Tornier NV (a)	831	19		Baldwin & Lyons Inc	349	9
TriVascular Technologies Inc (a),(b)	1,800	28		CNO Financial Group Inc	61,087	1,087
Wright Medical Group Inc (a)	620	20		Crawford & Co	627	6
		$1,337		EMC Insurance Group Inc	166	5
				Employers Holdings Inc	360	8
Healthcare - Services - 1.15%				Enstar Group Ltd (a)	178	27
Addus HomeCare Corp (a)	181	4
Alliance HealthCare Services Inc (a)	113	3		FBL Financial Group Inc	333	15
Almost Family Inc (a)	586	13		Fidelity & Guaranty Life	2,588	61
Amedisys Inc (a)	1,197	20		First American Financial Corp	2,664	74
				Global Indemnity PLC (a)	293	8
Amsurg Corp (a)	543	25		Greenlight Capital Re Ltd (a)	674	22
Ensign Group Inc/The	36	1		Hallmark Financial Services Inc (a)	520	5
Five Star Quality Care Inc (a)	1,590	8
				HCI Group Inc	100	4
HealthSouth Corp	494	18		Hilltop Holdings Inc (a)	24,230	515
Healthways Inc (a)	445	8
IPC The Hospitalist Co Inc (a)	261	11		Horace Mann Educators Corp	1,763	55
Kindred Healthcare Inc	6,706	155		Infinity Property & Casualty Corp	224	15
LHC Group Inc (a)	521	11		Kansas City Life Insurance Co	153	7
Magellan Health Inc (a)	644	40		Kemper Corp	1,107	41
Molina Healthcare Inc (a)	12,050	538		Maiden Holdings Ltd	34,165	413
				MGIC Investment Corp (a)	4,130	38
National Healthcare Corp	248	14		Montpelier Re Holdings Ltd ADR	1,010	32
NeoStem Inc (a)	464	3
RadNet Inc (a)	2,100	14		National General Holdings Corp	845	15
				National Western Life Insurance Co	54	13
Select Medical Holdings Corp	176	3		Navigators Group Inc/The (a)	251	17
Skilled Healthcare Group Inc (a)	87	—		NMI Holdings Inc (a)	1,056	11
Surgical Care Affiliates Inc (a)	24	1
Triple-S Management Corp (a)	5,849	105		OneBeacon Insurance Group Ltd	857	13
Universal American Corp/NY	1,390	11		Platinum Underwriters Holdings Ltd	596	39
WellCare Health Plans Inc (a)	3,948	295		Primerica Inc	1,301	62
				Radian Group Inc	3,024	45
		$1,301		RLI Corp	1,041	48
Holding Companies - Diversified - 0.03%				Safety Insurance Group Inc	307	16
Harbinger Group Inc (a)	1,233	15		Selective Insurance Group Inc	8,073	200
National Bank Holdings Corp	989	20		State Auto Financial Corp	568	13
		$35		Stewart Information Services Corp	3,421	106
				Symetra Financial Corp	16,695	380
Home Builders - 0.24%				Third Point Reinsurance Ltd (a)	1,351	21
Century Communities Inc (a),(b)	4,600	102		United Fire Group Inc	3,255	95
LGI Homes Inc (a)	399	7		Universal Insurance Holdings Inc	61	1
M/I Homes Inc (a)	591	14				$5,581
MDC Holdings Inc	815	25
Meritage Homes Corp (a)	817	34		Internet - 1.14%
New Home Co Inc/The (a)	150	2		1-800-Flowers.com Inc (a)	893	5
Ryland Group Inc/The	980	39		Bankrate Inc (a)	1,409	25
Standard Pacific Corp (a)	3,027	26		Blucora Inc (a)	980	18
TRI Pointe Homes Inc (a),(b)	540	9		Boingo Wireless Inc (a)	833	6
William Lyon Homes (a)	553	17		Chegg Inc (a),(b)	19,338	136
		$275		Cinedigm Corp (a)	2,120	5
				Coupons.com Inc (a),(b)	2,000	53
Home Furnishings - 1.29%				Dice Holdings Inc (a)	944	7
Daktronics Inc	401	5		ePlus Inc (a)	148	9
DTS Inc/CA (a)	439	8		FireEye Inc (a),(b)	1,700	69
Flexsteel Industries Inc	182	6		FTD Cos Inc (a)	432	14
Kimball International Inc	34,017	569		Global Sources Ltd (a)	597	5
La-Z-Boy Inc	279	6		Intralinks Holdings Inc (a)	13,668	121
Skullcandy Inc (a)	28,460	206		Lionbridge Technologies Inc (a)	500	3
TiVo Inc (a)	32,754	423		Liquidity Services Inc (a)	954	15
Universal Electronics Inc (a)	4,800	235		magicJack VocalTec Ltd (a)	229	3
		$1,458		ModusLink Global Solutions Inc (a),(b)	1,407	5
				New Media Investment Group Inc (a)	1,076	15
Housewares - 0.11%				OPOWER Inc (a),(b)	200	4
Lifetime Brands Inc	7,062	111		Orbitz Worldwide Inc (a)	1,014	9
NACCO Industries Inc	179	9		Perficient Inc (a)	433	8
		$120		Q2 Holdings Inc (a)	200	3
				QuinStreet Inc (a)	1,247	7

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Internet (continued)				Media (continued)
Reis Inc	279	$6		Markit Ltd (a)	7,900	$213
RingCentral Inc (a)	19,200	290		McClatchy Co/The (a)	2,195	12
Rubicon Project Inc/The (a)	2,300	30		Media General Inc (a),(b)	1,315	27
Shutterfly Inc (a)	364	16		Meredith Corp	896	43
TechTarget Inc (a)	446	4		New York Times Co/The	3,209	49
TeleCommunication Systems Inc (a)	1,777	6		Saga Communications Inc	129	5
WebMD Health Corp (a)	8,100	391		Salem Communications Corp	389	4
YuMe Inc (a)	651	4		Scholastic Corp	641	22
		$1,292		Sinclair Broadcast Group Inc	6,455	224
				Time Inc (a)	2,668	65
Investment Companies - 0.01%						$1,481
Caesars Acquisition Co (a)	1,106	14
				Metal Fabrication & Hardware - 1.18%
Iron & Steel - 0.38%				Ampco-Pittsburgh Corp	3,811	87
AK Steel Holding Corp (a),(b)	2,959	24		CIRCOR International Inc	65	5
				Global Brass & Copper Holdings Inc	7,900	133
Commercial Metals Co	21,885	379		Haynes International Inc	262	15
Schnitzer Steel Industries Inc	664	17
Shiloh Industries Inc (a)	226	4		LB Foster Co	5,052	274
Universal Stainless & Alloy Products Inc (a)	263	8		Mueller Industries Inc	473	14
				NN Inc	2,731	70
		$432		Northwest Pipe Co (a)	364	15
Leisure Products & Services - 0.13%				Olympic Steel Inc	260	6
Arctic Cat Inc	301	12		RTI International Metals Inc (a)	681	18
Black Diamond Inc (a)	875	10		Worthington Industries Inc	16,200	697
Brunswick Corp/DE	1,121	47				$1,334
Callaway Golf Co	1,678	14		Mining - 0.18%
Escalade Inc	280	5		Century Aluminum Co (a)	1,117	17
Interval Leisure Group Inc	328	7
Johnson Outdoors Inc	187	5		Globe Specialty Metals Inc	4,400	91
Life Time Fitness Inc (a)	933	45		Hecla Mining Co	7,168	25
				Horsehead Holding Corp (a)	1,096	20
Nautilus Inc (a)	434	5
				Kaiser Aluminum Corp	456	33
		$150		Materion Corp	393	15
Lodging - 0.14%				Stillwater Mining Co (a)	272	5
Caesars Entertainment Corp (a)	929	17				$206
Intrawest Resorts Holdings Inc (a),(b)	357	4
La Quinta Holdings Inc (a)	4,661	89		Miscellaneous Manufacturing - 0.40%
Marcus Corp/The	702	13		Actuant Corp	1,805	63
Monarch Casino & Resort Inc (a)	147	2		Barnes Group Inc	1,332	51
Orient-Express Hotels Ltd (a)	2,084	30		Chase Corp	25	1
				CLARCOR Inc	103	6
		$155		Fabrinet (a)	687	14
Machinery - Construction & Mining - 0.25%				Federal Signal Corp	1,509	22
Astec Industries Inc	484	21		GP Strategies Corp (a)	166	4
Hyster-Yale Materials Handling Inc	3,000	266		Handy & Harman Ltd (a)	153	4
		$287		Koppers Holdings Inc	1,500	58
				Lydall Inc (a)	84	2
Machinery - Diversified - 1.10%				Movado Group Inc	410	17
Alamo Group Inc	257	14		NL Industries Inc	255	2
Albany International Corp	579	22		Park-Ohio Holdings Corp	2,100	122
Applied Industrial Technologies Inc	6,788	344		Standex International Corp	930	70
Briggs & Stratton Corp	21,271	435		Tredegar Corp	590	14
Columbus McKinnon Corp/NY	639	17		TriMas Corp (a)	188	7
Gerber Scientific Inc (a),(c),(d)	1,974	—
						$457
Global Power Equipment Group Inc	644	11
Hurco Cos Inc	877	25		Office & Business Equipment - 0.01%
Kadant Inc	9,235	355		Eastman Kodak Co (a)	632	15
Lindsay Corp	72	6
Middleby Corp/The (a)	100	8
				Office Furnishings - 0.20%
Twin Disc Inc	83	3		HNI Corp	93	4
		$1,240		Steelcase Inc	14,500	219
Media - 1.31%						$223
AH Belo Corp	705	8		Oil & Gas - 3.15%
Crown Media Holdings Inc (a)	972	4
Cumulus Media Inc (a)	1,578	10		Adams Resources & Energy Inc	77	6
				Apco Oil and Gas International Inc (a)	288	4
Daily Journal Corp (a)	35	7		Approach Resources Inc (a),(b)	815	18
Entercom Communications Corp (a)	5,602	60		Bill Barrett Corp (a)	1,038	28
EW Scripps Co/The (a)	23,110	489		Callon Petroleum Co (a)	1,525	18
Houghton Mifflin Harcourt Co (a)	2,277	44
Journal Communications Inc (a)	20,977	186		Comstock Resources Inc	1,051	30
				Contango Oil & Gas Co (a)	421	18
Lee Enterprises Inc (a)	1,921	9		CVR Energy Inc (b)	1,900	92

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Oil & Gas (continued)				Pharmaceuticals (continued)
Delek US Holdings Inc	16,488	$465		Flexion Therapeutics Inc (a)	1,500	$20
Energy XXI Bermuda Ltd	11,035	261		Impax Laboratories Inc (a)	17,221	516
Equal Energy Ltd	6,639	36		Kite Pharma Inc (a)	1,800	52
EXCO Resources Inc	31,900	188		Lannett Co Inc (a)	5,300	263
Halcon Resources Corp (a),(b)	5,447	40		Nature's Sunshine Products Inc	409	7
Hercules Offshore Inc (a)	3,470	14		Nektar Therapeutics (a)	1,153	15
Magnum Hunter Resources Corp - Warrants	362	—		Nutraceutical International Corp (a)	326	8
(a),(c),(d)				Omega Protein Corp (a)	716	10
Matador Resources Co (a)	773	23		PharMerica Corp (a)	717	20
Memorial Resource Development Corp (a)	2,500	61		Phibro Animal Health Corp (a)	4,000	88
North Atlantic Drilling Ltd	1,347	14		Revance Therapeutics Inc (a),(b)	3,000	102
Northern Oil and Gas Inc (a)	1,626	26		Sagent Pharmaceuticals Inc (a)	156	4
Panhandle Oil and Gas Inc	800	45		SciClone Pharmaceuticals Inc (a)	547	3
Parker Drilling Co (a)	37,336	244		Zafgen Inc (a),(b)	1,700	34
Parsley Energy Inc (a)	1,500	36		ZS Pharma Inc (a),(b)	1,000	29
PDC Energy Inc (a)	805	51				$1,419
Penn Virginia Corp (a)	1,202	20
Resolute Energy Corp (a)	1,646	14		Pipelines - 0.08%
Rosetta Resources Inc (a)	1,298	71		SemGroup Corp	1,200	95
RSP Permian Inc (a)	543	18
Sanchez Energy Corp (a)	380	14		Real Estate - 0.36%
Stone Energy Corp (a)	15,320	716		Alexander & Baldwin Inc	7,818	324
Swift Energy Co (a),(b)	1,061	14		Altisource Residential Corp	1,230	32
TransAtlantic Petroleum Ltd (a)	4,700	53		Forestar Group Inc (a)	810	16
Triangle Petroleum Corp (a)	1,417	17		Kennedy-Wilson Holdings Inc	1,313	35
Vaalco Energy Inc (a)	41,091	297				$407
Vantage Drilling Co (a)	7,705	15
W&T Offshore Inc	861	14		REITS - 12.72%
Warren Resources Inc (a)	88,075	546		Acadia Realty Trust	3,701	104
Western Refining Inc	1,000	38		AG Mortgage Investment Trust Inc	607	11
		$3,565		Agree Realty Corp	581	18
				American Assets Trust Inc	741	26
Oil & Gas Services - 2.44%				American Campus Communities Inc	7,700	294
Basic Energy Services Inc (a)	5,300	155		American Capital Mortgage Investment Corp	1,247	25
C&J Energy Services Inc (a)	26,939	910		American Realty Capital Healthcare Trust Inc	3,539	39
Dawson Geophysical Co	3,700	106		American Residential Properties Inc (a)	672	13
Exterran Holdings Inc	1,467	66		Anworth Mortgage Asset Corp	89,335	461
Forum Energy Technologies Inc (a)	6,909	252		Apollo Commercial Real Estate Finance Inc	1,207	20
Geospace Technologies Corp (a)	246	14		Apollo Residential Mortgage Inc	688	11
Gulf Island Fabrication Inc	329	7		Armada Hoffler Properties Inc	1,800	17
Gulfmark Offshore Inc	680	31		ARMOUR Residential REIT Inc	7,919	34
Helix Energy Solutions Group Inc (a)	17,501	460		Ashford Hospitality Prime Inc	5,580	96
Hornbeck Offshore Services Inc (a)	864	41		Ashford Hospitality Trust Inc	46,237	533
ION Geophysical Corp (a)	24,036	101		Associated Estates Realty Corp	1,203	22
Key Energy Services Inc (a)	3,181	29		Aviv REIT Inc	504	14
McDermott International Inc (a)	4,965	40		Campus Crest Communities Inc	1,402	12
Mitcham Industries Inc (a)	489	7		Capstead Mortgage Corp	61,962	815
Natural Gas Services Group Inc (a)	458	15		Cedar Realty Trust Inc	28,100	176
Newpark Resources Inc (a)	2,054	26		Chambers Street Properties	4,952	40
Pioneer Energy Services Corp (a)	637	11		Chatham Lodging Trust	5,890	129
SEACOR Holdings Inc (a)	469	39		Chesapeake Lodging Trust	9,859	298
Superior Energy Services Inc	5,076	183		Colony Financial Inc	2,439	57
Tesco Corp	5,335	114		CoreSite Realty Corp	11,300	374
Tetra Technologies Inc (a)	1,650	19		Cousins Properties Inc	62,893	783
Willbros Group Inc (a)	10,800	133		CubeSmart	3,052	56
		$2,759		CyrusOne Inc	6,000	149
Packaging & Containers - 0.60%				CYS Investments Inc	19,122	173
Berry Plastics Group Inc (a)	815	21		DCT Industrial Trust Inc	72,705	597
Graphic Packaging Holding Co (a)	37,700	441		DiamondRock Hospitality Co	64,940	832
Rock-Tenn Co	2,000	211		DuPont Fabros Technology Inc	1,136	31
UFP Technologies Inc (a)	204	5		EastGroup Properties Inc	1,066	68
				Education Realty Trust Inc	19,210	206
		$678		EPR Properties	3,984	222
Pharmaceuticals - 1.25%				Equity One Inc	1,652	39
Achaogen Inc (a)	1,100	15		Excel Trust Inc	1,262	17
Amphastar Pharmaceuticals Inc (a)	10,400	104		Extra Space Storage Inc	3,000	160
Anacor Pharmaceuticals Inc (a)	754	13		FelCor Lodging Trust Inc	20,547	216
Auspex Pharmaceuticals Inc (a)	400	9		First Industrial Realty Trust Inc	39,738	749
BioScrip Inc (a)	1,429	12		First Potomac Realty Trust	1,275	17
Cara Therapeutics Inc (a),(b)	4,800	82		Franklin Street Properties Corp	4,569	57
Egalet Corp (a),(b)	1,000	13		Geo Group Inc/The	5,416	193

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

REITS (continued)				Retail (continued)
Getty Realty Corp	3,419	$65		Cracker Barrel Old Country Store Inc	1,443	$143
Gladstone Commercial Corp	578	10		Denny's Corp (a)	773	5
Government Properties Income Trust	3,520	89		Destination Maternity Corp	3,024	69
Gramercy Property Trust Inc	2,133	13		Dillard's Inc	2,600	303
Hatteras Financial Corp	2,017	40		DineEquity Inc	244	19
Healthcare Realty Trust Inc	2,513	64		Express Inc (a)	1,917	33
Hersha Hospitality Trust	109,112	733		Ezcorp Inc (a)	4,440	51
Highwoods Properties Inc	2,358	99		Finish Line Inc/The	781	23
Home Properties Inc	1,000	64		Fred's Inc	911	14
Hudson Pacific Properties Inc	1,098	28		Genesco Inc (a)	529	43
Inland Real Estate Corp	2,284	24		Group 1 Automotive Inc	478	40
Invesco Mortgage Capital Inc	2,709	47		Guess? Inc	9,800	264
Investors Real Estate Trust	2,655	24		Haverty Furniture Cos Inc	724	18
iStar Financial Inc (a)	1,794	27		Kirkland's Inc (a)	8,353	155
Kite Realty Group Trust	42,940	263		Lands' End Inc (a),(b)	398	13
LaSalle Hotel Properties	4,175	148		MarineMax Inc (a)	893	15
Lexington Realty Trust	4,295	47		Men's Wearhouse Inc	237	13
LTC Properties Inc	6,911	270		Michaels Cos Inc/The (a)	3,100	53
Mack-Cali Realty Corp	1,853	40		Office Depot Inc (a)	12,934	74
Medical Properties Trust Inc	4,577	61		Pantry Inc/The (a)	20,600	334
Monmouth Real Estate Investment Corp	1,727	17		PC Connection Inc	331	7
New Residential Investment Corp	5,891	37		Pep Boys-Manny Moe & Jack/The (a)	1,123	13
New York Mortgage Trust Inc	1,652	13		Regis Corp	1,021	14
New York REIT Inc	3,681	41		Rite Aid Corp (a)	128,200	919
One Liberty Properties Inc	449	10		Roundy's Inc	18,600	103
Parkway Properties Inc/Md	19,786	409		Ruth's Hospitality Group Inc	21,266	263
Pebblebrook Hotel Trust	1,595	59		Shoe Carnival Inc	560	12
Pennsylvania Real Estate Investment Trust	5,537	104		Sonic Automotive Inc	964	26
PennyMac Mortgage Investment Trust	19,846	435		Sonic Corp (a)	582	13
Potlatch Corp	14,700	609		Stage Stores Inc	758	14
PS Business Parks Inc	252	21		Systemax Inc (a)	4,217	61
RAIT Financial Trust	29,479	244		Tuesday Morning Corp (a)	294	5
Ramco-Gershenson Properties Trust	7,181	120		Vitamin Shoppe Inc (a)	370	16
Redwood Trust Inc	33,764	657		West Marine Inc (a)	656	7
Resource Capital Corp	3,300	19		World Fuel Services Corp	2,000	98
Retail Opportunity Investments Corp	1,896	30		Zoe's Kitchen Inc (a),(b)	2,400	83
RLJ Lodging Trust	3,502	101		Zumiez Inc (a)	13,154	363
Rouse Properties Inc	2,875	49				$6,341
Ryman Hospitality Properties Inc	553	27
Sabra Health Care REIT Inc	102	3		Savings & Loans - 1.94%
Select Income REIT	963	29		Astoria Financial Corp	2,201	30
Silver Bay Realty Trust Corp	803	13		Bank Mutual Corp	1,812	10
Sovran Self Storage Inc	156	12		BankFinancial Corp	2,069	23
				BBX Capital Corp (a)	309	6
STAG Industrial Inc	962	23
Starwood Waypoint Residential Trust (a)	817	21		Berkshire Hills Bancorp Inc	2,713	63
Strategic Hotels & Resorts Inc (a)	1,208	14		Brookline Bancorp Inc	1,690	16
Summit Hotel Properties Inc	2,112	22		Capitol Federal Financial Inc	3,729	45
Sun Communities Inc	2,600	130		Charter Financial Corp/MD	7,300	81
Sunstone Hotel Investors Inc	38,402	574		Dime Community Bancshares Inc	796	13
Terreno Realty Corp	697	13		ESB Financial Corp	464	6
UMH Properties Inc	540	5		EverBank Financial Corp	1,903	38
Urstadt Biddle Properties Inc	216	4		First Defiance Financial Corp	3,062	87
Washington Real Estate Investment Trust	1,392	36		First Financial Northwest Inc	570	6
Western Asset Mortgage Capital Corp	866	12		First Niagara Financial Group Inc	10,546	92
				Flagstar Bancorp Inc (a)	42,300	766
Winthrop Realty Trust	7,360	113
		$14,386		Flushing Financial Corp	4,649	95
				Fox Chase Bancorp Inc	464	8
Retail - 5.61%				HomeStreet Inc	11,400	209
American Eagle Outfitters Inc	4,063	46		HomeTrust Bancshares Inc (a)	791	12
America's Car-Mart Inc/TX (a)	236	9		Investors Bancorp Inc	6,592	73
Barnes & Noble Inc (a)	47,948	1,093		Northfield Bancorp Inc	1,136	15
Biglari Holdings Inc (a)	35	15		Northwest Bancshares Inc	2,340	32
BJ's Restaurants Inc (a)	433	15		OceanFirst Financial Corp	2,827	47
Bob Evans Farms Inc (b)	477	24		Oritani Financial Corp	1,183	18
Brown Shoe Co Inc	10,118	290		Provident Financial Services Inc	6,111	106
Build-A-Bear Workshop Inc (a)	1,400	19		Sterling Bancorp/DE	2,111	25
Burlington Stores Inc (a)	111	4		Territorial Bancorp Inc	410	9
Cash America International Inc	14,493	644		United Financial Bancorp Inc	926	13
Cato Corp/The	3,032	93		Washington Federal Inc	2,461	55
Children's Place Inc/The	7,633	378		WSFS Financial Corp	2,598	192
Citi Trends Inc (a)	555	12				$2,191

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Semiconductors - 2.60%				Telecommunications - 2.16%
Alpha & Omega Semiconductor Ltd (a)	17,541	$163		ADTRAN Inc	785	$18
Amkor Technology Inc (a)	44,316	495		Anixter International Inc	354	35
Brooks Automation Inc	1,606	17		ARRIS Group Inc (a)	27,400	891
Cabot Microelectronics Corp (a)	141	6		Black Box Corp	617	15
Cascade Microtech Inc (a)	430	6		Calix Inc (a)	1,490	12
CEVA Inc (a)	846	12		Cbeyond Inc (a)	972	10
Cirrus Logic Inc (a)	7,307	167		Cincinnati Bell Inc (a)	3,850	15
Diodes Inc (a)	415	12		Comtech Telecommunications Corp	407	15
DSP Group Inc (a)	743	6		Consolidated Communications Holdings Inc	540	12
Emulex Corp (a)	3,050	17		DigitalGlobe Inc (a)	1,588	44
Entegris Inc (a)	1,466	20		EarthLink Holdings Corp	3,679	14
Fairchild Semiconductor International Inc (a)	2,950	46		Finisar Corp (a)	213	4
First Solar Inc (a)	8,000	568		Globalstar Inc (a)	5,739	24
Integrated Device Technology Inc (a)	838	13		Harmonic Inc (a)	2,438	18
Integrated Silicon Solution Inc (a)	19,333	286		Hawaiian Telcom Holdco Inc (a)	382	11
International Rectifier Corp (a)	1,662	46		IDT Corp - Class B	2,886	50
Intersil Corp	2,692	40		Inteliquent Inc	43,400	602
IXYS Corp	1,703	21		Intelsat SA (a)	16,127	304
Microsemi Corp (a)	720	19		Iridium Communications Inc (a),(b)	1,621	14
MKS Instruments Inc	10,071	315		Ixia (a)	1,200	14
OmniVision Technologies Inc (a)	1,264	28		KVH Industries Inc (a)	90	1
Pericom Semiconductor Corp (a)	6,582	60		Leap Wireless International Inc - Rights (a),(c),(d)	1,093	3
Photronics Inc (a)	1,555	13		Netgear Inc (a)	929	32
PMC-Sierra Inc (a)	2,852	22		NTELOS Holdings Corp	341	4
QLogic Corp (a)	2,148	22		Numerex Corp (a)	93	1
Rudolph Technologies Inc (a)	1,025	10		Oplink Communications Inc (a)	648	11
Silicon Image Inc (a)	1,368	7		Orbcomm Inc (a)	1,590	11
Silicon Laboratories Inc (a)	320	16		Plantronics Inc	132	6
Tessera Technologies Inc	796	18		Polycom Inc (a)	1,771	22
Ultra Clean Holdings Inc (a)	44,955	407		Preformed Line Products Co	88	5
Veeco Instruments Inc (a)	836	31		Premiere Global Services Inc (a)	933	12
Xcerra Corp (a)	3,400	31		Shenandoah Telecommunications Co	90	3
		$2,940		Telenav Inc (a)	27,556	157
Software - 1.35%				Tessco Technologies Inc	191	6
2U Inc (a),(b)	4,000	67		USA Mobility Inc	826	13
				Vonage Holdings Corp (a)	3,783	14
Actuate Corp (a)	6,955	33
Acxiom Corp (a)	1,786	39		West Corp	655	18
Audience Inc (a)	1,200	14				$2,441
Avid Technology Inc (a)	12,200	90		Textiles - 0.06%
Bottomline Technologies de Inc (a)	227	7		Culp Inc	272	5
Compuware Corp	67,902	678		G&K Services Inc	479	25
CSG Systems International Inc	1,319	35		UniFirst Corp/MA	354	37
Digi International Inc (a)	961	9				$67
Digital River Inc (a)	5,873	91
Ebix Inc (b)	1,100	16		Transportation - 1.17%
				Air Transport Services Group Inc (a)	1,878	16
Epiq Systems Inc	1,129	16
Five9 Inc (a),(b)	2,600	19		ArcBest Corp	4,675	203
ICG Group Inc (a)	760	16		Atlas Air Worldwide Holdings Inc (a)	562	21
Imperva Inc (a)	6,400	168		Bristow Group Inc	862	69
Infoblox Inc (a)	261	3		Era Group Inc (a)	489	14
ManTech International Corp/VA	550	16		GasLog Ltd	754	24
Paycom Software Inc (a),(b)	2,934	42		Knightsbridge Tankers Ltd	13,366	189
Progress Software Corp (a)	1,192	29		Marten Transport Ltd	580	13
Proofpoint Inc (a)	800	30		Matson Inc	7,275	195
Sapiens International Corp NV (a)	504	4		Navios Maritime Holdings Inc	1,658	17
Seachange International Inc (a)	1,181	10		Nordic American Tankers Ltd	1,633	16
SYNNEX Corp (a)	635	46		PHI Inc (a)	428	19
Take-Two Interactive Software Inc (a)	2,120	47		Quality Distribution Inc (a)	6,300	94
Verint Systems Inc (a)	106	5		Safe Bulkers Inc	1,395	14
				Scorpio Bulkers Inc (a)	2,814	25
		$1,530		Scorpio Tankers Inc	4,036	41
Storage & Warehousing - 0.06%				Ship Finance International Ltd	1,392	26
Mobile Mini Inc	898	43		Swift Transportation Co (a)	7,300	184
Wesco Aircraft Holdings Inc (a)	1,056	21		Teekay Tankers Ltd	2,368	10
		$64		Universal Truckload Services Inc	1,600	41
				USA Truck Inc (a)	224	4
Supranational Bank - 0.10%				UTI Worldwide Inc (a)	1,911	20
Banco Latinoamericano de Comercio Exterior	3,929	117		Werner Enterprises Inc	812	21
SA				XPO Logistics Inc (a),(b)	884	25

See accompanying notes.

			Schedule of Investments
			SmallCap Value Account I
			June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Transportation (continued)
YRC Worldwide Inc (a),(b)	597		$17
			$1,318

Trucking & Leasing - 0.59%
AMERCO	2,200		640
TAL International Group Inc	465		21
Textainer Group Holdings Ltd	301		11
			$672

Water - 0.17%
American States Water Co	2,855		95
Artesian Resources Corp	1,200		27
California Water Service Group	2,838		69
			$191
TOTAL COMMON STOCKS			$108,959
INVESTMENT COMPANIES - 4.87%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 4.87%
BlackRock Liquidity Funds TempFund	1,935,894		1,936
Portfolio
Goldman Sachs Financial Square Funds -	1,766,987		1,767
Government Fund (e)
Goldman Sachs Financial Square Funds -	1,686,609		1,686
Money Market Fund
JP Morgan Prime Money Market Fund	117,873		118
			$5,507
TOTAL INVESTMENT COMPANIES			$5,507
Total Investments			$114,466
Liabilities in Excess of Other Assets, Net - (1.20)%			$(1,357)
TOTAL NET ASSETS - 100.00%			$113,109

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was on loan at the end of the period.
(c)	Security is Illiquid
(d)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $3 or 0.00% of net assets.
(e)	Security was purchased with the cash proceeds from securities loans.

Portfolio Summary (unaudited)
Sector		Percent
Financial		34 .79%
Consumer, Non-cyclical		11 .86%
Industrial		11 .53%
Consumer, Cyclical		11 .39%
Energy		7.05%
Technology		6.54%
Utilities		5.94%
Exchange Traded Funds		4.87%
Communications		4.64%
Basic Materials		2.46%
Government		0.10%
Diversified		0.03%
Liabilities in Excess of Other Assets, Net		(1.20)%
TOTAL NET ASSETS		100.00%

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
Russell 2000 Mini; September 2014	Long	34	$3,929		$4,047	$118
Total						$118

Amounts in thousands except contracts

See accompanying notes.

Glossary to the Schedule of Investments
June 30, 2014 (unaudited)

Currency Abbreviations
USD/$	United States Dollar

See accompanying notes.

(This page intentionally left blank)

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
BALANCED ACCOUNT
Class 1 shares
2014	(c)	$18.01	$0.15	$0.86	$1.01	$–	$–	$–	$19.02
2013		15.35	0.27	2.69	2.96	(0.30)	–	(0.30)	18.01
2012		13.86	0.30	1.50	1.80	(0.31)	–	(0.31)	15.35
2011		13.62	0.27	0.29	0.56	(0.32)	–	(0.32)	13.86
2010		12.33	0.29	1.35	1.64	(0.35)	–	(0.35)	13.62
2009		10.71	0.32	1.85	2.17	(0.55)	–	(0.55)	12.33
BOND & MORTGAGE SECURITIES ACCOUNT
Class 1 shares
2014	(c)	11.24	0.16	0.32	0.48	–	–	–	11.72
2013		11.74	0.32	(0.43)	(0.11)	(0.39)	–	(0.39)	11.24
2012		11.35	0.36	0.48	0.84	(0.45)	–	(0.45)	11.74
2011		10.61	0.44	0.31	0.75	(0.01)	–	(0.01)	11.35
2010		10.04	0.47	0.69	1.16	(0.59)	–	(0.59)	10.61
2009		9.35	0.51	1.34	1.85	(1.16)	–	(1.16)	10.04
BOND MARKET INDEX ACCOUNT
Class 1 shares
2014	(c)	9.88	0.08	0.30	0.38	–	–	–	10.26
2013		10.21	0.13	(0.39)	(0.26)	(0.07)	–	(0.07)	9.88
2012	(f)	10.00	0.08	0.13	0.21	–	–	–	10.21
DIVERSIFIED BALANCED ACCOUNT
Class 2 shares
2014	(c)	13.66	(0.02)	0.70	0.68	–	–	–	14.34
2013		12.28	0.15	1.43	1.58	(0.04)	(0.16)	(0.20)	13.66
2012		11.30	0.06	1.03	1.09	(0.11)	–	(0.11)	12.28
2011		11.02	0.21	0.19	0.40	(0.12)	–	(0.12)	11.30
2010		10.00	0.35	0.67	1.02	–	–	–	11.02
2009	(i)	10.00	–	–	–	–	–	–	10.00
DIVERSIFIED BALANCED MANAGED VOLATILITY ACCOUNT
Class 2 shares
2014	(c)	10.18	(0.02)	0.47	0.45	–	–	–	10.63
2013	(k)	10.00	0.13	0.05	0.18	–	–	–	10.18

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Total Return(b)		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

5 .61	%(d)	$51,729	0.66	%(e)	–%		1 .66	%(e)	130.8	%(e)
19 .48		51,633	0.66		–		1.65		147.3
13 .05		49,151	0.65		–		1.99		154.7
4 .05		50,180	0.66		–		1.98		178.7
13 .62		56,574	0.66		–		2.27		209.0
21 .16		58,147	0.68		–		2.91		237.4

4.27	(d)	319,048	0.45	(e)	–		2.76	(e)	200 .4	(e)
(0.86)		316,177	0.45		–		2.79		204.8
7 .54		342,051	0.45		–		3.12		218.2
7 .07		323,866	0.45		–		3.95		252.1
11 .65		340,735	0.45		–		4.44		297.5
20 .91		333,964	0.45		–		5.27		432.6

3.85	(d)	1,529,106	0.25	(e)	–		1.64	(e)	208 .3	(e)
(2.56)		1,264,213	0.26		–		1.26		225.8
2.10	(d)	753,130	0.26	(e)	–		1.27	(e)	160 .6	(e)

4.98	(d)	952,785	0.30 (e)	,(g)	0.30 (e)	,(g),(h)	(0.30	) (e)	8.9	(e)
12 .95		856,784	0.30	(g)	0.30 (g)	,(h)	1.16		10 .1
9 .71		581,734	0.30	(g)	0.30 (g)	,(h)	0.52		56 .6
3 .61		331,823	0.31	(g)	0.31 (g)	,(h)	1.86		17 .9
10 .20		169,656	0.31	(g)	0.31 (g)	,(h)	3.34		20 .2
0.00	(d)	10	0.31 (e)	,(g)	107.09 (e)	,(g),(h)	(0.31	) (e)	0.0	(e)

4.42	(d)	37,968	0.31 (e)	,(g),(j)	–		(0.31	) (e)	9.9	(e)
1.80	(d)	887	0.31 (e)	,(g),(j)	–		7.97	(e)	6.6	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2014
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Period from May 15, 2012 date operations commenced, through December 31, 2012
(g)	Does not include expenses of the investment companies in which the Account invests.
(h)	Excludes expense reimbursement from Manager.
(i)	Period from December 30, 2009 date operations commenced, through December 31, 2009
(j)	Reflects Manager's contractual expense limit.
(k)	Period from October 31, 2013 date operations commenced, through December 31, 2013

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
DIVERSIFIED GROWTH ACCOUNT
Class 2 shares
2014	(c)	$14.60	($0.02)	$0.80	$0.78	$–	$–	$–	$15.38
2013		12.54	0.20	2.04	2.24	(0.06)	(0.12)	(0.18)	14.60
2012		11.33	0.09	1.22	1.31	(0.10)	–	(0.10)	12.54
2011		11.17	0.18	0.07	0.25	(0.09)	–	(0.09)	11.33
2010		10.00	0.34	0.83	1.17	–	–	–	11.17
2009	(h)	10.00	–	–	–	–	–	–	10.00
DIVERSIFIED GROWTH MANAGED VOLATILITY ACCOUNT
Class 2 shares
2014	(c)	10.27	(0.02)	0.49	0.47	–	–	–	10.74
2013	(j)	10.00	0.26	0.01	0.27	–	–	–	10.27
DIVERSIFIED INCOME ACCOUNT
Class 2 shares
2014	(c)	11.38	(0.02)	0.54	0.52	–	–	–	11.90
2013		10.54	0.11	0.75	0.86	(0.01)	(0.01)	(0.02)	11.38
2012	(k)	10.00	0.06	0.48	0.54	–	–	–	10.54
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2014	(c)	14.87	0.18	0.56	0.74	–	–	–	15.61
2013		12.89	0.24	2.09	2.33	(0.35)	–	(0.35)	14.87
2012		11.12	0.27	1.76	2.03	(0.26)	–	(0.26)	12.89
2011		12.54	0.27	(1.67)	(1.40)	(0.02)	–	(0.02)	11.12
2010		11.24	0.17	1.31	1.48	(0.18)	–	(0.18)	12.54
2009		9.25	0.18	2.28	2.46	(0.47)	–	(0.47)	11.24
Class 2 shares
2014	(c)	14.97	0.16	0.57	0.73	–	–	–	15.70
2013		12.96	0.22	2.10	2.32	(0.31)	–	(0.31)	14.97
2012		11.18	0.23	1.76	1.99	(0.21)	–	(0.21)	12.96
2011		12.63	0.23	(1.66)	(1.43)	(0.02)	–	(0.02)	11.18
2010		11.32	0.14	1.32	1.46	(0.15)	–	(0.15)	12.63
2009		9.27	0.15	2.29	2.44	(0.39)	–	(0.39)	11.32

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Total Return(b)		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

5 .34	%(d)	$2,604,703	0.30%(e),(f)		0 .30%(e),(f),(g)		(0.30	)%(e)	6 .8	%(e)
17 .95		2,202,857	0.30	(f)	0.30 (f)	,(g)	1.49		7.7
11 .63		1,218,171	0.30	(f)	0.30 (f)	,(g)	0.76		42 .6
2 .26		747,602	0.30	(f)	0.30 (f)	,(g)	1.58		15 .6
11 .70		323,925	0.31	(f)	0.31 (f)	,(g)	3.21		13 .6
0.00	(d)	10	0.31 (e)	,(f)	181.70 (e)	,(f),(g)	(0.31	) (e)	0.0	(e)

4.58	(d)	76,325	0.31 (e)	,(f),(i)	–		(0.31	) (e)	7.0	(e)
2.70	(d)	3,988	0.31 (e)	,(f),(i)	–		15 .10	(e)	127 .3	(e)

4.57	(d)	136,940	0.31 (e)	,(f)	0.31 (e)	,(f),(g)	(0.31	) (e)	23 .0	(e)
8 .14		112,037	0.31	(f)	0.31 (f)	,(g)	0.96		27 .0
5.40	(d)	54,787	0.31 (e)	,(f)	0.32 (e)	,(f),(g)	0.87	(e)	12 .1	(e)

4.98	(d)	503,829	0.87	(e)	–		2.42	(e)	78 .2	(e)
18 .40		501,094	0.87		–		1.78		79 .5
18 .44		464,751	0.87		–		2.23		76 .0
(11.17)		428,532	0.89		–		2.17		68 .5
13 .18		532,545	0.89		–		1.47		110 .0	(l)
27 .30		364,176	0.91		–		1.85		105.5

4.88	(d)	1,378	1.12	(e)	–		2.14	(e)	78 .2	(e)
18 .18		1,458	1.12		–		1.61		79 .5
18 .01		1,643	1.12		–		1.95		76 .0
(11.36)		1,952	1.14		–		1.91		68 .5
12 .91		2,466	1.14		–		1.27		110 .0	(l)
26 .84		2,427	1.16		–		1.59		105.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2014
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Account invests.
(g)	Excludes expense reimbursement from Manager.
(h)	Period from December 30, 2009 date operations commenced, through December 31, 2009
(i)	Reflects Manager's contractual expense limit.
(j)	Period from October 31, 2013 date operations commenced, through December 31, 2013
(k)	Period from May 15, 2012 date operations commenced, through December 31, 2012
(l)	Portfolio turnover rate excludes approximately $612,000 from portfolio realignment from the acquisition of International SmallCap Account.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions of Period	Net Asset Value, End
EQUITY INCOME ACCOUNT
Class 1 shares
2014	(c)	$21.00	$0.31	$1.52	$1.83	$–	$–	$–	$22.83
2013		17.03	0.54	4.04	4.58	(0.61)	–	(0.61)	21.00
2012		15.53	0.54	1.47	2.01	(0.51)	–	(0.51)	17.03
2011		14.80	0.50	0.30	0.80	(0.07)	–	(0.07)	15.53
2010		13.15	0.45	1.66	2.11	(0.46)	–	(0.46)	14.80
2009		11.60	0.39	1.84	2.23	(0.68)	–	(0.68)	13.15
Class 2 shares
2014	(c)	20.87	0.28	1.50	1.78	–	–	–	22.65
2013		16.92	0.49	4.02	4.51	(0.56)	–	(0.56)	20.87
2012		15.43	0.49	1.46	1.95	(0.46)	–	(0.46)	16.92
2011		14.74	0.45	0.31	0.76	(0.07)	–	(0.07)	15.43
2010		13.10	0.40	1.66	2.06	(0.42)	–	(0.42)	14.74
2009		11.50	0.35	1.85	2.20	(0.60)	–	(0.60)	13.10
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2014	(c)	10.33	0.14	0.20	0.34	–	–	–	10.67
2013		10.87	0.27	(0.39)	(0.12)	(0.42)	–	(0.42)	10.33
2012		10.90	0.33	0.09	0.42	(0.45)	–	(0.45)	10.87
2011		10.29	0.36	0.28	0.64	(0.02)	(0.01)	(0.03)	10.90
2010		10.07	0.38	0.20	0.58	(0.36)	–	(0.36)	10.29
2009		10.28	0.43	0.22	0.65	(0.86)	–	(0.86)	10.07
Class 2 shares
2014	(c)	10.34	0.12	0.21	0.33	–	–	–	10.67
2013		10.88	0.25	(0.39)	(0.14)	(0.40)	–	(0.40)	10.34
2012		10.90	0.30	0.10	0.40	(0.42)	–	(0.42)	10.88
2011		10.32	0.34	0.27	0.61	(0.02)	(0.01)	(0.03)	10.90
2010		10.09	0.36	0.21	0.57	(0.34)	–	(0.34)	10.32
2009		10.26	0.41	0.21	0.62	(0.79)	–	(0.79)	10.09
INCOME ACCOUNT
Class 1 shares
2014	(c)	10.68	0.23	0.28	0.51	–	–	–	11.19
2013		11.22	0.46	(0.43)	0.03	(0.57)	–	(0.57)	10.68
2012		10.71	0.53	0.48	1.01	(0.50)	–	(0.50)	11.22
2011		10.12	0.56	0.07	0.63	(0.04)	–	(0.04)	10.71
2010		9.97	0.60	0.25	0.85	(0.70)	–	(0.70)	10.12
2009		9.36	0.62	1.03	1.65	(1.03)	(0.01)	(1.04)	9.97
Class 2 shares
2014	(c)	10.63	0.21	0.29	0.50	–	–	–	11.13
2013		11.17	0.43	(0.43)	–	(0.54)	–	(0.54)	10.63
2012		10.66	0.50	0.47	0.97	(0.46)	–	(0.46)	11.17
2011		10.09	0.53	0.08	0.61	(0.04)	–	(0.04)	10.66
2010		9.95	0.58	0.23	0.81	(0.67)	–	(0.67)	10.09
2009		9.30	0.59	1.04	1.63	(0.97)	(0.01)	(0.98)	9.95

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Total Return(b)		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

8 .71	%(d)	$646,134	0 .48	%(e)	2 .88	%(e)	9.3	%(e)
27 .30		630,542	0 .48		2.83		18 .0
13 .01		578,099	0 .49		3.26		20 .8
5 .44		624,366	0 .48		3.28		19 .9
16 .18		538,727	0 .51		3.25		23 .2
20 .00		392,951	0 .54		3.33		44 .0

8.53	(d)	25,561	0.73	(e)	2.64	(e)	9.3	(e)
27 .02		24,810	0 .73		2.58		18 .0
12 .72		22,844	0 .74		3.01		20 .8
5 .17		25,498	0 .73		3.00		19 .9
15 .88		29,323	0 .76		2.97		23 .2
19 .76		30,836	0 .79		3.08		44 .0

3.29	(d)	342,632	0.51	(e)	2.64	(e)	19.9	(e)
(1.03)		379,351	0 .51		2.58		45 .3
3 .91		432,172	0 .51		2.98		41 .4
6 .23		453,864	0 .51		3.42		83 .8
5 .85		489,048	0 .50		3.64		79 .1	(f)
6 .47		233,789	0 .50		4.18		22 .4

3.19	(d)	871	0.76	(e)	2.38	(e)	19.9	(e)
(1.30)		931	0 .76		2.33		45 .3
3 .70		1,143	0 .76		2.73		41 .4
5 .90		1,215	0 .76		3.17		83 .8
5 .65		1,457	0 .75		3.45		79 .1	(f)
6 .21		1,675	0 .75		3.99		22 .4

4.78	(d)	283,717	0.51	(e)	4.14	(e)	13.0	(e)
0 .40		269,330	0 .51		4.22		12 .8
9 .57		292,756	0 .51		4.78		14 .7
6 .25		239,939	0 .50		5.36		17 .8
8 .65		225,114	0 .50		5.81		17 .0
18 .37		196,424	0 .51		6.33		23 .6

4.70	(d)	3,156	0.76	(e)	3.89	(e)	13.0	(e)
0 .10		3,390	0 .76		3.97		12 .8
9 .28		3,875	0 .76		4.55		14 .7
6 .05		4,360	0 .75		5.11		17 .8
8 .26		5,135	0 .75		5.58		17 .0
18 .17		6,260	0 .76		6.11		23 .6

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2014
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes approximately $53,358,000 from portfolio realignment from the acquisition of Government & High Quality Bond Account.

See accompanying notes.

FINANCIAL HIGHLIGHTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
INTERNATIONAL EMERGING MARKETS ACCOUNT
Class 1 shares
2014	(c)	$15.94	$0.08	$0.57	$0.65	$–	$–	$16.59	4.08	%(d)
2013		17.14	0.19	(1.07)	(0.88)	(0.32)	(0.32)	15.94	(5.03)
2012		14.38	0.22	2.75	2.97	(0.21)	(0.21)	17.14	20 .80
2011		17.51	0.23	(3.35)	(3.12)	(0.01)	(0.01)	14.38	(17.84)
2010		14.86	0.13	2.63	2.76	(0.11)	(0.11)	17.51	18 .67
2009		8.95	0.14	5.97	6.11	(0.20)	(0.20)	14.86	68 .65
LARGECAP BLEND ACCOUNT II
Class 1 shares
2014	(c)	10.09	0.05	0.56	0.61	–	–	10.70	6.05	(d)
2013		7.79	0.10	2.33	2.43	(0.13)	(0.13)	10.09	31 .40
2012		6.85	0.11	0.93	1.04	(0.10)	(0.10)	7.79	15 .20
2011		6.86	0.08	(0.09)	(0.01)	–	–	6.85	(0.12)
2010		6.21	0.07	0.74	0.81	(0.16)	(0.16)	6.86	13 .25
2009		4.88	0.08	1.35	1.43	(0.10)	(0.10)	6.21	29 .67
Class 2 shares
2014	(c)	10.14	0.04	0.56	0.60	–	–	10.74	5.92	(d)
2013		7.82	0.08	2.35	2.43	(0.11)	(0.11)	10.14	31 .26
2012		6.88	0.09	0.93	1.02	(0.08)	(0.08)	7.82	14 .84
2011		6.91	0.07	(0.10)	(0.03)	–	–	6.88	(0.42)
2010		6.24	0.06	0.74	0.80	(0.13)	(0.13)	6.91	12 .97
2009		4.89	0.07	1.35	1.42	(0.07)	(0.07)	6.24	29 .28
LARGECAP GROWTH ACCOUNT
Class 1 shares
2014	(c)	22.26	0.03	1.09	1.12	–	–	23.38	5.03	(d)
2013		16.87	0.07	5.61	5.68	(0.29)	(0.29)	22.26	33 .91
2012		14.48	0.12	2.32	2.44	(0.05)	(0.05)	16.87	16 .85
2011		15.12	0.05	(0.69)	(0.64)	–	–	14.48	(4.23)
2010		12.78	0.01	2.34	2.35	(0.01)	(0.01)	15.12	18 .38
2009		10.14	–	2.72	2.72	(0.08)	(0.08)	12.78	27 .01
Class 2 shares
2014	(c)	22.20	–	1.09	1.09	–	–	23.29	4.91	(d)
2013		16.83	0.02	5.59	5.61	(0.24)	(0.24)	22.20	33 .64
2012		14.43	0.08	2.32	2.40	–	–	16.83	16.56	(g)
2011		15.11	0.01	(0.69)	(0.68)	–	–	14.43	(4.50)
2010		12.80	(0.03)	2.34	2.31	–	–	15.11	18 .05
2009		10.13	(0.03)	2.74	2.71	(0.04)	(0.04)	12.80	26 .80

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$116,008	1 .42	%(e)	1.08	%(e)	126 .0	%(e)
113,305	1.39		1.19		118.2
152,545	1.34		1.40		97 .4
143,811	1.40		1.37		86 .8
193,048	1.39		0.88		102.3
170,508	1.35		1.19		128.5

154,203	0.75 (e)	,(f)	1.08	(e)	38.9	(e)
161,831	0.75	(f)	1.17		44 .6
154,221	0.76	(f)	1.41		51 .5
161,200	0.75	(f)	1.21		42 .5
182,047	0.75	(f)	1.15		34 .7
183,485	0.75	(f)	1.51		79 .0

1,033	1.00 (e)	,(f)	0.83	(e)	38.9	(e)
984	1.00	(f)	0.92		44 .6
837	1.01	(f)	1.17		51 .5
739	1.00	(f)	0.96		42 .5
850	1.00	(f)	0.90		34 .7
832	1.00	(f)	1.27		79 .0

122,259	0.69	(e)	0.23	(e)	72.9	(e)
100,140	0.69		0.37		70 .1
210,351	0.69		0.73		62 .6
181,559	0.69		0.31		56 .6
207,114	0.69		0.04		61 .1
241,670	0.69		0.01		89 .5

725	0.94	(e)	(0.01	) (e)	72.9	(e)
712	0.94		0.10		70 .1
604	0.94		0.47		62 .6
561	0.94		0.05		56 .6
691	0.94		(0.20)		61 .1
635	0.94		(0.24)		89 .5

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2014
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
LARGECAP GROWTH ACCOUNT I
Class 1 shares
2014	(c)	$32.58	$0.02	$1.05	$1.07	$–	$–	$–	$33.65
2013		24.77	0.04	8.75	8.79	(0.11)	(0.87)	(0.98)	32.58
2012		21.30	0.10	3.39	3.49	(0.02)	–	(0.02)	24.77
2011		21.37	0.02	(0.09)	(0.07)	–	–	–	21.30
2010		17.89	0.01	3.50	3.51	(0.03)	–	(0.03)	21.37
2009		11.72	0.02	6.16	6.18	(0.01)	–	(0.01)	17.89
LARGECAP S&P 500 INDEX ACCOUNT
Class 1 shares
2014	(c)	13.38	0.12	0.81	0.93	–	–	–	14.31
2013		10.34	0.22	3.07	3.29	(0.15)	(0.10)	(0.25)	13.38
2012		9.06	0.20	1.20	1.40	(0.11)	(0.01)	(0.12)	10.34
2011		8.91	0.16	(0.01)	0.15	–	–	–	9.06
2010		7.88	0.15	1.00	1.15	(0.12)	–	(0.12)	8.91
2009		6.52	0.14	1.53	1.67	(0.31)	–	(0.31)	7.88
LARGECAP S&P 500 MANAGED VOLATILITY INDEX ACCOUNT
Class 1 shares
2014	(c)	10.46	0.07	0.49	0.56	–	–	–	11.02
2013	(g)	10.00	0.03	0.45	0.48	(0.02)	–	(0.02)	10.46
LARGECAP VALUE ACCOUNT
Class 1 shares
2014	(c)	36.13	0.25	2.35	2.60	–	–	–	38.73
2013		28.33	0.53	8.11	8.64	(0.84)	–	(0.84)	36.13
2012		24.20	0.56	3.92	4.48	(0.35)	–	(0.35)	28.33
2011		23.92	0.33	(0.05)	0.28	–	–	–	24.20
2010		21.34	0.30	2.68	2.98	(0.40)	–	(0.40)	23.92
2009		19.29	0.42	2.60	3.02	(0.97)	–	(0.97)	21.34
MIDCAP ACCOUNT
Class 1 shares
2014	(c)	59.37	0.24	3.52	3.76	–	–	–	63.13
2013		47.20	0.28	15.31	15.59	(0.82)	(2.60)	(3.42)	59.37
2012		40.51	0.46	7.35	7.81	(0.40)	(0.72)	(1.12)	47.20
2011		37.83	0.23	2.92	3.15	–	(0.47)	(0.47)	40.51
2010		31.25	0.46	7.00	7.46	(0.88)	–	(0.88)	37.83
2009		24.93	0.21	7.83	8.04	(0.24)	(1.48)	(1.72)	31.25
Class 2 shares
2014	(c)	59.16	0.17	3.50	3.67	–	–	–	62.83
2013		47.06	0.15	15.25	15.40	(0.70)	(2.60)	(3.30)	59.16
2012		40.39	0.35	7.33	7.68	(0.29)	(0.72)	(1.01)	47.06
2011		37.82	0.13	2.91	3.04	–	(0.47)	(0.47)	40.39
2010		31.23	0.35	7.03	7.38	(0.79)	–	(0.79)	37.82
2009	(h)	28.70	0.14	2.39	2.53	–	–	–	31.23

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Total Return(b)		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

3 .28	%(d)	$235,198	0.76%(e),(f)		0.13	%(e)	42 .5	%(e)
36 .14		260,034	0.75	(f)	0 .12		36 .9
16 .38		240,585	0.76	(f)	0 .42		36 .9
(0.33)		228,749	0.76	(f)	0 .07		46 .1
19 .61		251,943	0.76	(f)	0 .07		54 .0
52 .71		221,953	0.78	(f)	0 .11		87 .8

6.95	(d)	1,708,028	0.25	(e)	1.73	(e)	2.6	(e)
32 .04		1,490,352	0 .25		1 .81		7 .4
15 .50		916,593	0 .26		2 .02		3 .3
1 .73		593,337	0 .26		1 .80		7 .9
14 .67		352,580	0 .27		1 .83		21 .1
26 .31		116,266	0 .27		2 .05		15 .9

5.35	(d)	53,037	0.49 (e)	,(f)	1.26	(e)	40.7	(e)
4.85	(d)	7,339	0.49 (e)	,(f)	1.82	(e)	74.7	(e)

7.20	(d)	172,863	0.61	(e)	1.39	(e)	112.7	(e)
30 .83		167,702	0 .61		1 .64		140.8
18 .58		222,357	0 .61		2 .09		115.0
1 .17		199,660	0 .61		1 .37		113.9
14 .08		164,949	0 .61		1 .38		214.6
16 .30		154,829	0 .61		2 .21		144.8

6.33	(d)	644,039	0.53	(e)	0.82	(e)	19.0	(e)
33 .93		649,893	0 .53		0 .52		12 .4
19 .44		560,842	0 .55		1 .03		21 .5
8 .29		531,255	0 .55		0 .57		28 .9
24 .10		551,589	0 .57		1 .37		20 .9
33 .76		379,151	0 .61		0 .79		25 .4

6.20	(d)	15,545	0.78	(e)	0.57	(e)	19.0	(e)
33 .58		15,105	0 .78		0 .27		12 .4
19 .16		12,179	0 .80		0 .79		21 .5
8 .00		11,226	0 .80		0 .32		28 .9
23 .83		11,327	0 .82		1 .05		20 .9
8.82	(d)	10,010	0.83	(e)	1.43	(e)	25.4	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2014
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from October 31, 2013 date operations commenced, through December 31, 2013
(h)	Period from September 9, 2009 date operations commenced, through December 31, 2009

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
MONEY MARKET ACCOUNT
Class 1 shares
2014	(c)	$1.00	$–	$–	$–	$–	$–	$–	$1.00
2013		1.00	–	–	–	–	–	–	1.00
2012		1.00	–	–	–	–	–	–	1.00
2011		1.00	–	–	–	–	–	–	1.00
2010		1.00	–	–	–	–	–	–	1.00
2009		1.00	–	–	–	–	–	–	1.00
Class 2 shares
2014	(c)	1.00	–	–	–	–	–	–	1.00
2013		1.00	–	–	–	–	–	–	1.00
2012		1.00	–	–	–	–	–	–	1.00
2011		1.00	–	–	–	–	–	–	1.00
2010		1.00	–	–	–	–	–	–	1.00
2009		1.00	–	–	–	–	–	–	1.00
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2014	(c)	24.45	0.13	1.59	1.72	–	–	–	26.17
2013		23.75	0.30	6.63	6.93	(1.86)	(4.37)	(6.23)	24.45
2012		21.36	0.35	2.58	2.93	(0.26)	(0.28)	(0.54)	23.75
2011		21.47	0.24	(0.21)	0.03	–	(0.14)	(0.14)	21.36
2010		19.23	0.35	2.59	2.94	(0.32)	(0.38)	(0.70)	21.47
2009		15.05	0.17	4.28	4.45	(0.27)	–	(0.27)	19.23
Class 2 shares
2014	(c)	24.27	0.10	1.58	1.68	–	–	–	25.95
2013		23.62	0.21	6.60	6.81	(1.79)	(4.37)	(6.16)	24.27
2012		21.23	0.29	2.58	2.87	(0.20)	(0.28)	(0.48)	23.62
2011		21.40	0.18	(0.21)	(0.03)	–	(0.14)	(0.14)	21.23
2010		19.17	0.31	2.57	2.88	(0.27)	(0.38)	(0.65)	21.40
2009		14.94	0.12	4.27	4.39	(0.16)	–	(0.16)	19.17
PRINCIPAL LIFETIME 2010 ACCOUNT
Class 1 shares
2014	(c)	12.29	0.03	0.56	0.59	–	–	–	12.88
2013		11.36	0.27	0.94	1.21	(0.28)	–	(0.28)	12.29
2012		10.36	0.26	0.95	1.21	(0.21)	–	(0.21)	11.36
2011		10.49	0.19	(0.03)	0.16	(0.29)	–	(0.29)	10.36
2010		9.63	0.30	0.99	1.29	(0.43)	–	(0.43)	10.49
2009		8.07	0.47	1.49	1.96	(0.38)	(0.02)	(0.40)	9.63

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
					(unaudited)

		Net Assets, End of	Ratio of Expenses		Ratio of Gross				Portfolio
Total		Period (in	to Average Net		Expenses to Average		Ratio of Net Investment		Turnover
Return(b)		thousands)	Assets		Net Assets		Income to Average Net Assets		Rate

0 .00	%(d)	$269,709	0.16	%(e)	0 .46%(e),(f)		0 .00	%(e)	N/A (e)
0 .00		283,108	0.19		0.46	(f)	0.00		N/A
0 .00		303,903	0.27		0.46	(f)	0.00		N/A
0 .00		322,844	0.26		0.45	(f)	0.00		N/A
0 .00		314,976	0.32		0.45	(f)	0.00		N/A
0 .22		381,238	0.42		0.45	(f)	0.24		N/A

0.00	(d)	844	0.16	(e)	0.71 (e)	,(f)	0.00	(e)	N/A (e)
0 .00		959	0.20		0.71	(f)	0.00		N/A
0 .00		1,253	0.27		0.71	(f)	0.00		N/A
0 .00		1,777	0.26		0.70	(f)	0.00		N/A
0 .00		2,478	0.32		0.70	(f)	0.00		N/A
0 .18		4,229	0.49		0.70	(f)	0.27		N/A

7.03	(d)	33,067	0.67	(e)	–		1.09	(e)	5.8	(e)
32 .65		32,077	0.65		–		1.18		6 .7
13 .83		145,393	0.64		–		1.51		6 .2
0 .13		142,828	0.64		–		1.09		10 .3
15 .40		151,592	0.64		–		1.78		13 .7
29 .82		94,039	0.64		–		1.02		23 .6

6.92	(d)	6,617	0.92	(e)	–		0.84	(e)	5.8	(e)
32 .27		6,362	0.90		–		0.85		6 .7
13 .57		5,238	0.89		–		1.26		6 .2
(0.15)		5,472	0.89		–		0.83		10 .3
15 .11		6,822	0.89		–		1.57		13 .7
29 .54		7,139	0.89		–		0.76		23 .6

4.80	(d)	49,803	0.04 (e)	,(g)	–		0.42	(e)	23 .0	(e)
10 .81		48,775	0.04	(g)	–		2.25		36 .5
11 .79		47,361	0.06	(g)	–		2.39		28 .3
1 .44		47,435	0.04	(g)	–		1.79		24 .3
13 .93		48,831	0.04	(g)	–		3.01		42 .1
25 .07		43,345	0.08	(g)	–		5.53		29 .3

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2014
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Distributor.
(g)	Does not include expenses of the investment companies in which the Account invests.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL LIFETIME 2020 ACCOUNT
Class 1 shares
2014	(c)	$13.62	$0.02	$0.69	$0.71	$–	$–	$–	$14.33
2013		12.00	0.30	1.59	1.89	(0.27)	–	(0.27)	13.62
2012		10.64	0.26	1.30	1.56	(0.20)	–	(0.20)	12.00
2011		11.02	0.19	(0.29)	(0.10)	(0.28)	–	(0.28)	10.64
2010		9.97	0.28	1.16	1.44	(0.39)	–	(0.39)	11.02
2009		8.11	0.43	1.74	2.17	(0.31)	–	(0.31)	9.97
PRINCIPAL LIFETIME 2030 ACCOUNT
Class 1 shares
2014	(c)	14.05	0.02	0.74	0.76	–	–	–	14.81
2013		12.10	0.32	1.95	2.27	(0.25)	(0.07)	(0.32)	14.05
2012		10.64	0.25	1.40	1.65	(0.19)	–	(0.19)	12.10
2011		11.09	0.19	(0.42)	(0.23)	(0.22)	–	(0.22)	10.64
2010		9.85	0.24	1.24	1.48	(0.24)	–	(0.24)	11.09
2009		7.86	0.35	1.83	2.18	(0.18)	(0.01)	(0.19)	9.85
PRINCIPAL LIFETIME 2040 ACCOUNT
Class 1 shares
2014	(c)	14.94	0.02	0.79	0.81	–	–	–	15.75
2013		12.39	0.35	2.41	2.76	(0.21)	–	(0.21)	14.94
2012		10.78	0.23	1.56	1.79	(0.18)	–	(0.18)	12.39
2011		11.31	0.19	(0.54)	(0.35)	(0.18)	–	(0.18)	10.78
2010		10.00	0.21	1.33	1.54	(0.23)	–	(0.23)	11.31
2009		7.94	0.28	2.02	2.30	(0.24)	–	(0.24)	10.00
PRINCIPAL LIFETIME 2050 ACCOUNT
Class 1 shares
2014	(c)	14.96	0.02	0.81	0.83	–	–	–	15.79
2013		12.28	0.34	2.55	2.89	(0.21)	–	(0.21)	14.96
2012		10.64	0.24	1.57	1.81	(0.17)	–	(0.17)	12.28
2011		11.24	0.18	(0.61)	(0.43)	(0.17)	–	(0.17)	10.64
2010		9.89	0.18	1.39	1.57	(0.22)	–	(0.22)	11.24
2009		7.80	0.25	2.05	2.30	(0.21)	–	(0.21)	9.89
PRINCIPAL LIFETIME 2060 ACCOUNT
Class 1 shares
2014	(c)	11.58	0.01	0.58	0.59	–	–	–	12.17
2013	(h)	10.00	0.38	1.20	1.58	–	–	–	11.58
PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
Class 1 shares
2014	(c)	11.29	0.03	0.49	0.52	–	–	–	11.81
2013		11.04	0.26	0.29	0.55	(0.30)	–	(0.30)	11.29
2012		10.25	0.30	0.68	0.98	(0.19)	–	(0.19)	11.04
2011		10.22	0.20	0.16	0.36	(0.33)	–	(0.33)	10.25
2010		9.66	0.35	0.70	1.05	(0.49)	–	(0.49)	10.22
2009		8.64	0.57	1.00	1.57	(0.47)	(0.08)	(0.55)	9.66

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Total Return(b)		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

5 .21	%(d)	$224,396	0.03%(e),(f)		0 .26	%(e)	13 .2	%(e)
15 .97		227,985	0.03	(f)	2 .35		49 .6
14 .76		208,355	0.04	(f)	2 .28		24 .4
(1.07)		192,409	0.04	(f)	1 .74		8 .9
15 .05		201,014	0.04	(f)	2 .73		37 .6
27 .49		177,887	0.08	(f)	4 .98		20 .7

5.41	(d)	117,459	0.04 (e)	,(f)	0.24	(e)	14.0	(e)
18 .96		108,794	0.04	(f)	2 .43		58 .6
15 .58		92,672	0.05	(f)	2 .20		18 .5
(2.22)		79,646	0.04	(f)	1 .70		13 .2
15 .40		82,436	0.04	(f)	2 .33		36 .2
28 .22		64,909	0.07	(f)	4 .12		8 .3

5.42	(d)	40,701	0.04 (e)	,(f)	0.20	(e)	16.7	(e)
22 .42		36,934	0.05	(f)	2 .55		67 .2
16 .71		25,647	0.08	(f)	1 .98		30 .1
(3.18)		22,110	0.05	(f)	1 .67		13 .7
15 .81		21,199	0.06	(f)	2 .06		41 .6
29 .55		15,935	0.08 (f)	,(g)	3 .31		18 .6

5.55	(d)	23,937	0.05 (e)	,(f)	0.22	(e)	14.4	(e)
23 .72		22,002	0.06	(f)	2 .48		68 .0
17 .07		16,352	0.11	(f)	2 .01		17 .7
(3.94)		12,822	0.07	(f)	1 .58		19 .7
16 .21		13,127	0.08	(f)	1 .80		45 .1
30 .04		10,778	0.08 (f)	,(g)	2 .98		16 .8

5.09	(d)	754	0.13 (e)	,(f),(g)	0.18	(e)	6.7	(e)
15 .80	(d)	28	0.13 (e)	,(f),(g)	5.31	(e)	79.4	(e)

4.61	(d)	30,347	0.05 (e)	,(f)	0.59	(e)	11.7	(e)
5 .11		31,164	0.05	(f)	2 .35		25 .1
9 .65		32,756	0.07	(f)	2 .79		34 .0
3 .52		29,574	0.05	(f)	1 .96		19 .3
11 .24		28,399	0.05	(f)	3 .51		40 .5
18 .95		23,877	0.08 (f)	,(g)	6 .39		36 .6

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2014
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Account invests.
(g)	Reflects Manager's contractual expense limit.
(h)	Period from May 1, 2013 date operations commenced, through December 31, 2013

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2014	(c)	$17.08	$0.10	$2.96	$3.06	$–	$–	$–	$20.14
2013		16.63	0.35	0.33	0.68	(0.23)	–	(0.23)	17.08
2012		14.39	0.21	2.26	2.47	(0.23)	–	(0.23)	16.63
2011		13.21	0.10	1.08	1.18	–	–	–	14.39
2010		10.83	0.26	2.49	2.75	(0.37)	–	(0.37)	13.21
2009		8.75	0.25	2.19	2.44	(0.36)	–	(0.36)	10.83
Class 2 shares
2014	(c)	17.18	0.08	2.97	3.05	–	–	–	20.23
2013		16.72	0.30	0.34	0.64	(0.18)	–	(0.18)	17.18
2012		14.46	0.17	2.26	2.43	(0.17)	–	(0.17)	16.72
2011		13.30	0.06	1.10	1.16	–	–	–	14.46
2010		10.91	0.23	2.50	2.73	(0.34)	–	(0.34)	13.30
2009		8.76	0.22	2.22	2.44	(0.29)	–	(0.29)	10.91
SAM BALANCED PORTFOLIO
Class 1 shares
2014	(c)	18.53	0.01	1.00	1.01	–	–	–	19.54
2013		16.33	0.47	2.37	2.84	(0.43)	(0.21)	(0.64)	18.53
2012		14.76	0.41	1.46	1.87	(0.11)	(0.19)	(0.30)	16.33
2011		15.02	0.10	0.06	0.16	(0.42)	–	(0.42)	14.76
2010		13.73	0.42	1.38	1.80	(0.51)	–	(0.51)	15.02
2009		11.95	0.64	2.05	2.69	(0.52)	(0.39)	(0.91)	13.73
Class 2 shares
2014	(c)	18.39	(0.02)	1.01	0.99	–	–	–	19.38
2013		16.22	0.41	2.35	2.76	(0.38)	(0.21)	(0.59)	18.39
2012		14.66	0.36	1.46	1.82	(0.07)	(0.19)	(0.26)	16.22
2011		14.92	0.06	0.06	0.12	(0.38)	–	(0.38)	14.66
2010		13.64	0.36	1.40	1.76	(0.48)	–	(0.48)	14.92
2009		11.85	0.56	2.09	2.65	(0.47)	(0.39)	(0.86)	13.64
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2014	(c)	13.39	0.02	0.66	0.68	–	–	–	14.07
2013		12.49	0.40	1.00	1.40	(0.37)	(0.13)	(0.50)	13.39
2012		11.47	0.37	0.90	1.27	(0.10)	(0.15)	(0.25)	12.49
2011		11.68	0.10	0.17	0.27	(0.37)	(0.11)	(0.48)	11.47
2010		10.94	0.40	0.84	1.24	(0.50)	–	(0.50)	11.68
2009		9.49	0.65	1.29	1.94	(0.34)	(0.15)	(0.49)	10.94
Class 2 shares
2014	(c)	13.28	–	0.66	0.66	–	–	–	13.94
2013		12.39	0.36	1.00	1.36	(0.34)	(0.13)	(0.47)	13.28
2012		11.38	0.33	0.90	1.23	(0.07)	(0.15)	(0.22)	12.39
2011		11.60	0.07	0.17	0.24	(0.35)	(0.11)	(0.46)	11.38
2010		10.85	0.35	0.88	1.23	(0.48)	–	(0.48)	11.60
2009		9.41	0.56	1.33	1.89	(0.30)	(0.15)	(0.45)	10.85

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Total Return(b)		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

17 .92	%(d)	$150,195	0.89	%(e)	1 .09	%(e)	17 .2	%(e)
4 .10		128,601	0 .89		1.96		22 .1
17 .17		133,069	0 .90		1.33		44 .1
8 .93		140,316	0 .90		0.71		22 .4
25 .70		140,922	0 .89		2.16		48 .0
28 .92		160,251	0 .90		2.96		59 .9

17 .75	(d)	297	1.14	(e)	0.83	(e)	17.2	(e)
3 .87		271	1 .14		1.72		22 .1
16 .86		257	1 .15		1.08		44 .1
8 .72		287	1 .15		0.42		22 .4
25 .29		442	1 .14		1.92		48 .0
28 .69		484	1 .15		2.68		59 .9

5.45	(d)	889,792	0.23 (e)	,(f)	0.08	(e)	0.7	(e)
17 .68		913,823	0.23	(f)	2.68		46 .7
12 .75		812,380	0.23	(f)	2.60		9 .1
0 .99		781,873	0.23	(f)	0.68		14 .2
13 .61		828,276	0.24	(f)	2.97		36 .3
23 .84		728,979	0.25	(f)	5.19		3 .2

5.38	(d)	103,205	0.48 (e)	,(f)	(0.17	) (e)	0.7	(e)
17 .32		102,716	0.48	(f)	2.37		46 .7
12 .47		95,208	0.48	(f)	2.32		9 .1
0 .73		94,487	0.48	(f)	0.43		14 .2
13 .34		107,086	0.49	(f)	2.59		36 .3
23 .63		110,253	0.50	(f)	4.62		3 .2

5.08	(d)	214,323	0.23 (e)	,(f)	0.23	(e)	6.4	(e)
11 .53		212,247	0.23	(f)	3.10		35 .6
11 .19		190,310	0.24	(f)	3.07		15 .7
2 .29		177,476	0.24	(f)	0.86		20 .8
11 .84		178,249	0.24	(f)	3.56		34 .4
21 .15		154,208	0.25	(f)	6.53		9 .1

4.97	(d)	16,470	0.48 (e)	,(f)	(0.02	) (e)	6.4	(e)
11 .25		16,140	0.48	(f)	2.77		35 .6
10 .91		15,911	0.49	(f)	2.73		15 .7
1 .97		15,465	0.49	(f)	0.60		20 .8
11 .73		15,761	0.49	(f)	3.18		34 .4
20 .72		15,895	0.50	(f)	5.77		9 .1

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2014
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2014	(c)	$20.60	($0.01)	$1.22	$1.21	$–	$–	$–	$21.81
2013		17.04	0.40	3.50	3.90	(0.34)	–	(0.34)	20.60
2012		14.99	0.33	1.79	2.12	(0.07)	–	(0.07)	17.04
2011		15.36	0.07	(0.13)	(0.06)	(0.31)	–	(0.31)	14.99
2010		13.80	0.31	1.72	2.03	(0.47)	–	(0.47)	15.36
2009		12.34	0.47	2.43	2.90	(0.68)	(0.76)	(1.44)	13.80
Class 2 shares
2014	(c)	20.42	(0.04)	1.21	1.17	–	–	–	21.59
2013		16.89	0.34	3.49	3.83	(0.30)	–	(0.30)	20.42
2012		14.87	0.28	1.77	2.05	(0.03)	–	(0.03)	16.89
2011		15.23	0.03	(0.11)	(0.08)	(0.28)	–	(0.28)	14.87
2010		13.69	0.27	1.71	1.98	(0.44)	–	(0.44)	15.23
2009		12.24	0.43	2.41	2.84	(0.63)	(0.76)	(1.39)	13.69
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2014	(c)	13.72	0.04	0.67	0.71	–	–	–	14.43
2013		13.38	0.49	0.51	1.00	(0.48)	(0.18)	(0.66)	13.72
2012		12.42	0.48	0.83	1.31	(0.15)	(0.20)	(0.35)	13.38
2011		12.50	0.15	0.28	0.43	(0.49)	(0.02)	(0.51)	12.42
2010		11.95	0.51	0.69	1.20	(0.65)	–	(0.65)	12.50
2009		10.58	0.82	1.21	2.03	(0.55)	(0.11)	(0.66)	11.95
Class 2 shares
2014	(c)	13.62	0.02	0.68	0.70	–	–	–	14.32
2013		13.29	0.46	0.50	0.96	(0.45)	(0.18)	(0.63)	13.62
2012		12.34	0.44	0.83	1.27	(0.12)	(0.20)	(0.32)	13.29
2011		12.42	0.12	0.28	0.40	(0.46)	(0.02)	(0.48)	12.34
2010		11.87	0.45	0.72	1.17	(0.62)	–	(0.62)	12.42
2009		10.49	0.72	1.27	1.99	(0.50)	(0.11)	(0.61)	11.87
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2014	(c)	23.55	(0.02)	1.49	1.47	–	–	–	25.02
2013		18.74	0.40	4.70	5.10	(0.29)	–	(0.29)	23.55
2012		16.26	0.29	2.23	2.52	(0.04)	–	(0.04)	18.74
2011		16.82	0.04	(0.34)	(0.30)	(0.26)	–	(0.26)	16.26
2010		14.83	0.28	2.09	2.37	(0.38)	–	(0.38)	16.82
2009		12.28	0.42	2.82	3.24	(0.50)	(0.19)	(0.69)	14.83
Class 2 shares
2014	(c)	23.38	(0.05)	1.47	1.42	–	–	–	24.80
2013		18.61	0.33	4.68	5.01	(0.24)	–	(0.24)	23.38
2012		16.15	0.24	2.22	2.46	–	–	–	18.61
2011		16.71	–	(0.34)	(0.34)	(0.22)	–	(0.22)	16.15
2010		14.73	0.23	2.10	2.33	(0.35)	–	(0.35)	16.71
2009		12.20	0.37	2.80	3.17	(0.45)	(0.19)	(0.64)	14.73

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Total Return(b)		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

5 .87	%(d)	$189,850	0.23%(e),(f)		(0.10	)%(e)	3.9	%(e)
23 .07		179,850	0.23	(f)	2 .10		48 .5
14 .18		143,547	0.24	(f)	2 .00		12 .5
(0.45)		132,387	0.24	(f)	0 .45		24 .2
15 .22		140,207	0.24	(f)	2 .21		42 .2
25 .70		128,572	0.25	(f)	3 .82		12 .0

5.73	(d)	102,179	0.48 (e)	,(f)	(0 .35	) (e)	3.9	(e)
22 .82		99,013	0.48	(f)	1 .82		48 .5
13 .81		84,306	0.49	(f)	1 .76		12 .5
(0.63)		78,247	0.49	(f)	0 .20		24 .2
14 .92		84,941	0.49	(f)	1 .92		42 .2
25 .35		81,513	0.50	(f)	3 .55		12 .0

5.17	(d)	217,673	0.23 (e)	,(f)	0.59	(e)	5.5	(e)
7 .75		214,572	0.23	(f)	3 .57		29 .7
10 .64		215,628	0.24	(f)	3 .69		11 .7
3 .39		187,458	0.24	(f)	1 .22		20 .6
10 .51		183,764	0.24	(f)	4 .22		31 .5
19 .95		156,696	0.25	(f)	7 .39		20 .1

5.14	(d)	20,002	0.48 (e)	,(f)	0.34	(e)	5.5	(e)
7 .46		19,464	0.48	(f)	3 .36		29 .7
10 .34		19,667	0.49	(f)	3 .41		11 .7
3 .13		18,382	0.49	(f)	0 .96		20 .6
10 .26		20,147	0.49	(f)	3 .70		31 .5
19 .63		22,043	0.50	(f)	6 .58		20 .1

6.24	(d)	131,660	0.23 (e)	,(f)	(0 .15	) (e)	5.2	(e)
27 .40		121,049	0.23	(f)	1 .89		62 .5
15 .52		90,348	0.24	(f)	1 .61		13 .9
(1.90)		83,738	0.24	(f)	0 .25		23 .3
16 .40		81,821	0.24	(f)	1 .82		51 .7
27 .45		66,315	0.25	(f)	3 .25		8 .1

6.07	(d)	93,454	0.48 (e)	,(f)	(0 .40	) (e)	5.2	(e)
27 .09		87,689	0.48	(f)	1 .57		62 .5
15 .23		71,997	0.49	(f)	1 .36		13 .9
(2.12)		64,907	0.49	(f)	(0 .01)		23 .3
16 .18		69,749	0.49	(f)	1 .53		51 .7
27 .04		61,006	0.50	(f)	2 .92		8 .1

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2014
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

FINANCIAL HIGHLIGHTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
SHORT-TERM INCOME ACCOUNT
Class 1 shares
2014	(c)	$2.59	$0.02	$0.01	$0.03	$–	$–	$2.62	1.16	%(d)
2013		2.61	0.04	(0.01)	0.03	(0.05)	(0.05)	2.59	1 .14
2012		2.54	0.05	0.08	0.13	(0.06)	(0.06)	2.61	5 .00
2011		2.51	0.06	(0.03)	0.03	–	–	2.54	1 .37
2010		2.46	0.06	0.04	0.10	(0.05)	(0.05)	2.51	4 .20
2009		2.41	0.09	0.14	0.23	(0.18)	(0.18)	2.46	9 .94
Class 2 shares
2014	(c)	2.59	0.02	–	0.02	–	–	2.61	0.77	(d)
2013		2.60	0.04	(0.01)	0.03	(0.04)	(0.04)	2.59	1 .25
2012		2.53	0.04	0.08	0.12	(0.05)	(0.05)	2.60	4 .67
2011		2.51	0.05	(0.03)	0.02	–	–	2.53	0 .95
2010		2.45	0.06	0.05	0.11	(0.05)	(0.05)	2.51	4 .37
2009		2.39	0.08	0.15	0.23	(0.17)	(0.17)	2.45	9 .81
SMALLCAP BLEND ACCOUNT
Class 1 shares
2014	(c)	13.79	0.01	0.81	0.82	–	–	14.61	5.95	(d)
2013		9.36	0.04	4.43	4.47	(0.04)	(0.04)	13.79	47 .81
2012		8.16	0.07	1.13	1.20	–	–	9.36	14 .71
2011		8.31	(0.01)	(0.11)	(0.12)	(0.03)	(0.03)	8.16	(1.47)
2010		6.72	0.03	1.59	1.62	(0.03)	(0.03)	8.31	24 .26
2009		5.54	0.04	1.18	1.22	(0.04)	(0.04)	6.72	22 .18
SMALLCAP GROWTH ACCOUNT II
Class 1 shares
2014	(c)	18.31	(0.05)	0.12	0.07	–	–	18.38	0.38	(d)
2013		12.42	(0.10)	5.99	5.89	–	–	18.31	47 .42
2012		10.68	(0.06)	1.80	1.74	–	–	12.42	16 .29
2011		11.17	(0.08)	(0.41)	(0.49)	–	–	10.68	(4.39)
2010		8.80	(0.05)	2.42	2.37	–	–	11.17	26 .93
2009		6.68	(0.05)	2.17	2.12	–	–	8.80	31 .74
Class 2 shares
2014	(c)	17.99	(0.07)	0.12	0.05	–	–	18.04	0.28	(d)
2013		12.24	(0.14)	5.89	5.75	–	–	17.99	46 .98
2012		10.54	(0.09)	1.79	1.70	–	–	12.24	16 .13
2011		11.06	(0.11)	(0.41)	(0.52)	–	–	10.54	(4.70)
2010		8.73	(0.08)	2.41	2.33	–	–	11.06	26 .69
2009		6.65	(0.07)	2.15	2.08	–	–	8.73	31 .28

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$254,673	0.49%(e),(f)		1 .73	%(e)	52 .1	%(e)
256,561	0.48	(f)	1 .65		54 .7
262,427	0.49	(f)	1 .95		59 .1
228,351	0.49	(f)	2 .35		55 .1
224,344	0.50	(f)	2 .49		85 .4	(g)
74,934	0 .51		3 .55		24 .6

827	0.74 (e)	,(f)	1.52	(e)	52.1	(e)
838	0.73	(f)	1 .40		54 .7
1,269	0.74	(f)	1 .72		59 .1
1,516	0.74	(f)	2 .11		55 .1
1,901	0.75	(f)	2 .45		85 .4	(g)
1,887	0 .76		3 .36		24 .6

67,870	0.87	(e)	0.14	(e)	73.1	(e)
64,785	0 .87		0 .38		78 .1
47,469	0 .89		0 .76		94 .5
47,155	0 .88		(0 .09)		69 .1
57,287	0 .88		0 .38		69 .0
52,533	0 .88		0 .63		87 .5

61,124	0.94 (e)	,(f)	(0 .51	) (e)	65.2	(e)
65,466	0.95	(f)	(0 .65)		72 .8
49,224	1.06	(f)	(0 .53)		77 .5
47,596	1.04	(f)	(0 .75)		94 .3
56,856	1.03	(f)	(0 .59)		82 .2
77,315	1.02	(f)	(0 .68)		134 .6

3,813	1.19 (e)	,(f)	(0 .76	) (e)	65.2	(e)
3,917	1.20	(f)	(0 .90)		72 .8
2,864	1.31	(f)	(0 .78)		77 .5
2,653	1.29	(f)	(0 .99)		94 .3
3,015	1.28	(f)	(0 .82)		82 .2
2,529	1.27	(f)	(0 .93)		134 .6

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2014
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Portfolio turnover rate excludes approximately $3,528,000 from portfolio realignment from the acquisition of Short-Term Bond Account.

See accompanying notes.

FINANCIAL HIGHLIGHTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
SMALLCAP VALUE ACCOUNT I
Class 1 shares
2014	(c)	$21.74	$0.03	$0.98	$1.01	$–	$–	$22.75	4.65	%(d)
2013		15.72	0.14	6.08	6.22	(0.20)	(0.20)	21.74	39 .76
2012		13.02	0.17	2.65	2.82	(0.12)	(0.12)	15.72	21 .73
2011		13.52	0.09	(0.58)	(0.49)	(0.01)	(0.01)	13.02	(3.66)
2010		10.81	0.08	2.73	2.81	(0.10)	(0.10)	13.52	26 .06
2009		9.51	0.09	1.42	1.51	(0.21)	(0.21)	10.81	16 .20
Class 2 shares
2014	(c)	21.64	0.01	0.97	0.98	–	–	22.62	4.53	(d)
2013		15.67	0.09	6.07	6.16	(0.19)	(0.19)	21.64	39 .44
2012		12.99	0.13	2.64	2.77	(0.09)	(0.09)	15.67	21 .40
2011		13.52	0.05	(0.58)	(0.53)	–	–	12.99	(3.89)
2010		10.82	0.06	2.73	2.79	(0.09)	(0.09)	13.52	25 .81
2009		9.51	0.07	1.42	1.49	(0.18)	(0.18)	10.82	15 .88

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$112,974	0.99%(e),(f)		0 .31	%(e)	57 .0	%(e)
117,194	0.99	(f)	0 .75		57 .0
101,259	0.99	(f)	1 .19		43 .2
100,321	0.99	(f)	0 .70		72 .2
114,144	0.99	(f)	0 .70		63 .8
133,755	1.00	(f)	0 .99		75 .9

135	1.24 (e)	,(f)	0.07	(e)	57.0	(e)
110	1.24	(f)	0 .50		57 .0
85	1.24	(f)	0 .92		43 .2
94	1.24	(f)	0 .37		72 .2
169	1.24	(f)	0 .52		63 .8
104	1.25	(f)	0 .74		75 .9

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2014
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying notes.

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, Principal LifeTime Strategic Income Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the year and held for the entire year (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each account’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the account’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2014	Annualized
	January 1, 2014	June 30, 2014	to June 30, 2014 (a)	Expense Ratio
Balanced Account Class 1
Actual	$1,000.00	$1,056.08	$3.36	0.66%
Hypothetical	1,000.00	1,021.52	3 .31	0.66

Bond & Mortgage Securities Account Class 1
Actual	1,000.00	1,042.70	2.28	0.45
Hypothetical	1,000.00	1,022.56	2 .26	0.45

Bond Market Index Account Class 1
Actual	1,000.00	1,038.46	1.26	0.25
Hypothetical	1,000.00	1,023.55	1 .25	0.25

Diversified Balanced Account Class 2
Actual	1,000.00	1,049.78	1.52	0.30
Hypothetical	1,000.00	1,023.31	1 .51	0.30

Diversified Balanced Managed Volatility Account Class 2
Actual	1,000.00	1,044.20	1.57	0.31
Hypothetical	1,000.00	1,023.26	1 .56	0.31

Diversified Growth Account Class 2
Actual	1,000.00	1,053.42	1.53	0.30
Hypothetical	1,000.00	1,023.31	1 .51	0.30

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2014 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2014	Annualized
	January 1, 2014	June 30, 2014	to June 30, 2014 (a)	Expense Ratio

Diversified Growth Managed Volatility Account Class 2
Actual	$1,000.00	$1,045.76	$1.57	0.31%
Hypothetical	1,000.00	1,023.26	1 .56	0.31

Diversified Income Account Class 2
Actual	1,000.00	1,045.69	1.57	0.31
Hypothetical	1,000.00	1,023.26	1 .56	0.31

Diversified International Account Class 1
Actual	1,000.00	1,049.76	4.42	0.87
Hypothetical	1,000.00	1,020.48	4 .36	0.87

Diversified International Account Class 2
Actual	1,000.00	1,048.76	5.69	1.12
Hypothetical	1,000.00	1,019.24	5 .61	1.12

Equity Income Account Class 1
Actual	1,000.00	1,087.14	2.48	0.48
Hypothetical	1,000.00	1,022.41	2 .41	0.48

Equity Income Account Class 2
Actual	1,000.00	1,085.29	3.77	0.73
Hypothetical	1,000.00	1,021.17	3 .66	0.73

Government & High Quality Bond Account Class 1
Actual	1,000.00	1,032.91	2.57	0.51
Hypothetical	1,000.00	1,022.27	2 .56	0.51

Government & High Quality Bond Account Class 2
Actual	1,000.00	1,031.91	3.83	0.76
Hypothetical	1,000.00	1,021.03	3 .81	0.76

Income Account Class 1
Actual	1,000.00	1,047.75	2.59	0.51
Hypothetical	1,000.00	1,022.27	2 .56	0.51

Income Account Class 2
Actual	1,000.00	1,047.04	3.86	0.76
Hypothetical	1,000.00	1,021.03	3 .81	0.76

International Emerging Markets Account Class 1
Actual	1,000.00	1,040.78	7.19	1.42
Hypothetical	1,000.00	1,017.75	7 .10	1.42

LargeCap Blend Account II Class 1
Actual	1,000.00	1,060.46	3.83	0.75
Hypothetical	1,000.00	1,021.08	3 .76	0.75

LargeCap Blend Account II Class 2
Actual	1,000.00	1,059.17	5.11	1.00
Hypothetical	1,000.00	1,019.84	5 .01	1.00

LargeCap Growth Account I Class 1
Actual	1,000.00	1,032.84	3.83	0.76
Hypothetical	1,000.00	1,021.03	3 .81	0.76

LargeCap Growth Account Class 1
Actual	1,000.00	1,050.31	3.51	0.69
Hypothetical	1,000.00	1,021.37	3 .46	0.69

LargeCap Growth Account Class 2
Actual	1,000.00	1,049.10	4.78	0.94
Hypothetical	1,000.00	1,020.13	4 .71	0.94

LargeCap S&P 500 Index Account Class 1
Actual	1,000.00	1,069.51	1.28	0.25
Hypothetical	1,000.00	1,023.55	1 .25	0.25

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2014 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2014	Annualized
	January 1, 2014	June 30, 2014	to June 30, 2014 (a)	Expense Ratio

LargeCap S&P 500 Managed Volatility Index Account Class 1
Actual	$1,000.00	$1,053.54	$2.49	0.49%
Hypothetical	1,000.00	1,022.36	2 .46	0.49

LargeCap Value Account Class 1
Actual	1,000.00	1,071.96	3.13	0.61
Hypothetical	1,000.00	1,021.77	3 .06	0.61

MidCap Account Class 1
Actual	1,000.00	1,063.33	2.71	0.53
Hypothetical	1,000.00	1,022.17	2 .66	0.53

MidCap Account Class 2
Actual	1,000.00	1,062.04	3.99	0.78
Hypothetical	1,000.00	1,020.93	3 .91	0.78

Money Market Account Class 1
Actual	1,000.00	1,000.00	0.79	0.16
Hypothetical	1,000.00	1,024.00	0 .80	0.16

Money Market Account Class 2
Actual	1,000.00	1,000.00	0.79	0.16
Hypothetical	1,000.00	1,024.00	0 .80	0.16

Principal Capital Appreciation Account Class 1
Actual	1,000.00	1,070.35	3.44	0.67
Hypothetical	1,000.00	1,021.47	3 .36	0.67

Principal Capital Appreciation Account Class 2
Actual	1,000.00	1,069.22	4.72	0.92
Hypothetical	1,000.00	1,020.23	4 .61	0.92

Principal LifeTime 2010 Account Class 1
Actual	1,000.00	1,048.01	0.20	0.04
Hypothetical	1,000.00	1,024.60	0 .20	0.04

Principal LifeTime 2020 Account Class 1
Actual	1,000.00	1,052.13	0.15	0.03
Hypothetical	1,000.00	1,024.65	0 .15	0.03

Principal LifeTime 2030 Account Class 1
Actual	1,000.00	1,054.09	0.20	0.04
Hypothetical	1,000.00	1,024.60	0 .20	0.04

Principal LifeTime 2040 Account Class 1
Actual	1,000.00	1,054.22	0.20	0.04
Hypothetical	1,000.00	1,024.60	0 .20	0.04

Principal LifeTime 2050 Account Class 1
Actual	1,000.00	1,055.48	0.25	0.05
Hypothetical	1,000.00	1,024.55	0 .25	0.05

Principal LifeTime 2060 Account Class 1
Actual	1,000.00	1,050.95	0.66	0.13
Hypothetical	1,000.00	1,024.15	0 .65	0.13

Principal LifeTime Strategic Income Account Class 1
Actual	1,000.00	1,046.06	0.25	0.05
Hypothetical	1,000.00	1,024.55	0 .25	0.05

Real Estate Securities Account Class 1
Actual	1,000.00	1,179.16	4.81	0.89
Hypothetical	1,000.00	1,020.38	4 .46	0.89

Real Estate Securities Account Class 2
Actual	1,000.00	1,177.53	6.15	1.14
Hypothetical	1,000.00	1,019.14	5 .71	1.14

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2014 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2014	Annualized
	January 1, 2014	June 30, 2014	to June 30, 2014 (a)	Expense Ratio

SAM Balanced Portfolio Class 1
Actual	$1,000.00	$1,054.51	$1.17	0.23%
Hypothetical	1,000.00	1,023.65	1.15	0.23

SAM Balanced Portfolio Class 2
Actual	1,000.00	1,053.83	2.44	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48

SAM Conservative Balanced Portfolio Class 1
Actual	1,000.00	1,050.78	1.17	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23

SAM Conservative Balanced Portfolio Class 2
Actual	1,000.00	1,049.70	2.44	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48

SAM Conservative Growth Portfolio Class 1
Actual	1,000.00	1,058.74	1.17	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23

SAM Conservative Growth Portfolio Class 2
Actual	1,000.00	1,057.30	2.45	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48

SAM Flexible Income Portfolio Class 1
Actual	1,000.00	1,051.75	1.17	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23

SAM Flexible Income Portfolio Class 2
Actual	1,000.00	1,051.40	2.44	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48

SAM Strategic Growth Portfolio Class 1
Actual	1,000.00	1,062.42	1.18	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23

SAM Strategic Growth Portfolio Class 2
Actual	1,000.00	1,060.74	2.45	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48

Short-Term Income Account Class 1
Actual	1,000.00	1,011.58	2.44	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49

Short-Term Income Account Class 2
Actual	1,000.00	1,007.72	3.68	0.74
Hypothetical	1,000.00	1,021.12	3.71	0.74

SmallCap Blend Account Class 1
Actual	1,000.00	1,059.46	4.44	0.87
Hypothetical	1,000.00	1,020.48	4.36	0.87

SmallCap Growth Account II Class 1
Actual	1,000.00	1,003.82	4.67	0.94
Hypothetical	1,000.00	1,020.13	4.71	0.94

SmallCap Growth Account II Class 2
Actual	1,000.00	1,002.78	5.91	1.19
Hypothetical	1,000.00	1,018.89	5.96	1.19

SmallCap Value Account I Class 1
Actual	1,000.00	1,046.46	5.02	0.99
Hypothetical	1,000.00	1,019.89	4.96	0.99

SmallCap Value Account I Class 2
Actual	1,000.00	1,045.29	6.29	1.24
Hypothetical	1,000.00	1,018.65	6.21	1.24

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	104	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	104	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.;
			Longs Drug Stores

Craig Damos	President, The Damos Company.	104	Hardin Construction
Director since 2008	Formerly, CEO, The Weitz Company		Company
Member, Audit Committee
Member, 15(c) Committee
1954

Mark A. Grimmett	Executive Vice President and CFO,	104	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Nominating and Governance
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	104	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Formerly, Chief Operating Officer,	104	Armstrong World
Director since March 2012	Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

William C. Kimball	Partner, Kimball – Porter Investments	104	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Daniel Pavelich	Retired.	104	None
Director since 2007
Member, Audit Committee
Member, 15(c) Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Michael J. Beer	Executive Vice President, Principal	104	None
Director since 2012	Funds Distributor, Inc. (“PFD”)
Executive Vice President	Vice President/Mutual Funds and
Member, Executive Committee	Broker Dealer, Principal Life
1961	Insurance Company (“PLIC”)
Director, Principal Management
Corporation, (the “Manager”)
Executive Vice President/ Chief
Operating Officer, the Manager
Director, Princor
President, Princor
Director, Principal Shareholder
Services (“PSS”) since 2011
President, PSS since 2011

Nora M. Everett	Director, Edge (2008-2011)	104	None
Director since 2008	Director, Finisterre since 2011
President, CEO, and Chairman	Chairman, Principal Financial
Member, Executive Committee	Advisors, Inc. (“PFA”) since 2010
1959	Chairman, PFD since 2011
Senior Vice President/Retirement and
Investor Services, PLIC
Chairman, the Manager since 2011
President, the Manager since 2008
Chairman, Princor since 2011
Chief Executive Officer, Princor since
2009
Chairman, PSS since 2011

Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA

50392.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”)
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, PFD
Chief Compliance Officer	Vice President/Compliance, PLIC
711 High Street, Des Moines, IA 50392	Senior Vice President, the Manager
1960	Senior Vice President, Princor
Senior Vice President, PSS

Jill R. Brown	Director, PFD
Senior Vice President	President, PFD since 2010
1100 Investment Blvd, ste 200	Director, the Manager since 2011
El Dorado Hills, CA 95762	Senior Vice President, the Manager (2010-2013)
1967	Senior Vice President, Princor (2010-2013)
Director, PSS since 2011
Senior Vice President, PSS

Teresa M. Button	Vice President/Treasurer, Edge since 2011
Treasurer	Vice President/Treasurer, PFA since 2011
711 High Street, Des Moines, IA 50392	Vice President/Treasurer, PFD since 2011
1963	Vice President/Treasurer, PGI since 2011
Vice President/Treasurer, PLIC since 2011
Vice President/Treasurer, the Manager since 2011
Vice President/Treasurer, Post since 2011
Vice President/Treasurer, Principal-REI since 2011
Vice President/Treasurer, Princor since 2011
Vice President/Treasurer, PSS since 2011
Treasurer, Spectrum since 2011

Cary Fuchs	Senior Vice President, PFD since 2011
Senior Vice President of Distribution	Director-Transfer Agent & Administrative Services, PLIC
1100 Investment Blvd, ste 200	Senior Vice President, PSS since 2009
El Dorado Hills, CA 95762
1957

Ernie H. Gillum	Vice President/Chief Compliance Officer, the Manager
Vice President, Assistant Secretary	Vice President/Chief Compliance Officer, PSS
711 High Street, Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, PFA
Assistant Counsel	Assistant General Counsel, PLIC
711 High Street, Des Moines, IA 50392	Assistant General Counsel, the Manager
1960	Assistant General Counsel, Princor

Carolyn F. Kolks	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, PFD (2009-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2009-2013)
1973	Counsel, Princor (2009-2013)
Counsel, PSS (2009-2013)

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Layne A. Rasmussen	Vice President/Controller – Principal Funds, the Manager
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958
Michael D. Roughton	Senior Vice President/Counsel, PFA
Counsel	Senior Vice President/Counsel, PFD
711 High Street, Des Moines, IA 50392	Vice President & Associate General Counsel, PLIC
1951	Senior Vice President/Counsel, the Manager
Senior Vice President/Counsel, Princor (2009-2013)
Senior Vice President/Counsel, PSS

Adam U. Shaikh	Counsel, PFD (2006-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2007-2013)
1972	Counsel, Princor (2007-2013)
Counsel, PSS (2007-2013)

Dan Westholm	Assistant Vice President/Treasury, PFA since 2013
Assistant Treasurer	Director – Treasury, PFA (2011-2013)
711 High Street, Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Director – Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC
Assistant Vice President/Treasury, the Manager
Assistant Vice President/Treasury, Princor since 2013
Director – Treasury, Princor (2008-2009, 2011-2013)
Assistant Vice President/Treasury, PSS

Beth Wilson	Vice President, the Manager (2007-2013)
Vice President and Secretary	Vice President, Princor (2007-2009)
711 High Street, Des Moines, IA 50392
1956

The 15(c) Committee assists the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated May 1, 2014, and the Statement of Additional Information dated May 1, 2014. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

Intentionally Left Blank

This report must be preceded or accompanied by a current prospectus for the Principal Variable Contracts Funds, Inc.

WE’LL GIVE YOU AN EDGE®

principalfunds.com

Principal Funds are distributed by Principal Funds Distributor, Inc.

MM1291-19 | © 2014 Principal Financial Services | 08/2014 | t14070900y7

Principal Variable Contracts Funds, Inc.

Semiannual Report
June 30, 2014

Table of Contents

Financial Statements	1
Notes to Financial Statements	22
Schedules of Investments	43
Financial Highlights (Includes performance information)	110
Shareholder Expense Example	122
Supplemental Information	125

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

	Diversified		Government &
	International	Equity	High Quality
Amounts in thousands, except per share amounts	Account	Income Account	Bond Account
Investment in securities--at cost	$394,556	$412,433	$338,427
Foreign currency--at cost	$287	$–	$–
Assets
Investment in securities--at value	$501,953	$673,497	$342,283
Foreign currency--at value	288	–	–
Cash	–	1	–
Receivables:
Dividends and interest	1,635	1,663	1,458
Fund shares sold	125	86	298
Investment securities sold	7,678	–	–
Total Assets	511,679	675,247	344,039
Liabilities
Accrued management and investment advisory fees	342	262	143
Accrued distribution fees	–	5	–
Accrued directors' expenses	3	4	3
Accrued other expenses	105	14	7
Cash overdraft	12	–	5
Payables:
Borrowing	1,715	–	–
Deferred foreign tax	44	–	–
Fund shares redeemed	411	2,890	378
Investment securities purchased	3,840	377	–
Total Liabilities	6,472	3,552	536
Net Assets Applicable to Outstanding Shares	$505,207	$671,695	$343,503

Net Assets Consist of:
Capital shares and additional paid-in-capital	$503,579	$423,291	$344,854
Accumulated undistributed (overdistributed) net investment income (loss)	13,626	29,333	17,393
Accumulated undistributed (overdistributed) net realized gain (loss)	(119,356)	(41,993)	(22,600)
Net unrealized appreciation (depreciation) of investments	107,353	261,064	3,856
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency .	5	–	–
Total Net Assets	$505,207	$671,695	$343,503
Capital Stock (par value: $.01 per share):
Shares authorized	300,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$503,829	$646,134	$342,632
Shares issued and outstanding	32,273	28,305	32,103
Net Asset Value per share	$15.61	$22.83	$10.67
Class 2: Net Assets	$1,378	$25,561	$871
Shares issued and outstanding	88	1,129	81
Net Asset Value per share	$15.70	$22.65	$10.67

See accompanying notes.

1

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

		LargeCap	LargeCap
Amounts in thousands, except per share amounts	Income Account	Blend Account II	Growth Account
Investment in securities--at cost	$262,650	$116,236	$98,423
Assets
Investment in securities--at value	$282,754	$155,157	$123,100
Cash	233	–	–
Deposits with counterparty	–	400	–
Receivables:
Dividends and interest	2,778	155	48
Expense reimbursement from Manager	–	2	–
Fund shares sold	113	14	24
Investment securities sold	1,121	514	–
Variation margin on financial derivative instruments	–	1	–
Total Assets	286,999	156,243	123,172
Liabilities
Accrued management and investment advisory fees	117	96	63
Accrued distribution fees	1	–	–
Accrued directors' expenses	2	2	2
Accrued other expenses	5	13	5
Payables:
Fund shares redeemed	1	353	118
Investment securities purchased	–	542	–
Short sales (proceeds received $0, $1 and $0)	–	1	–
Total Liabilities	126	1,007	188
Net Assets Applicable to Outstanding Shares	$286,873	$155,236	$122,984

Net Assets Consist of:
Capital shares and additional paid-in-capital	$253,615	$114,964	$119,731
Accumulated undistributed (overdistributed) net investment income (loss)	16,719	2,736	815
Accumulated undistributed (overdistributed) net realized gain (loss)	(3,565)	(1,430)	(22,239)
Net unrealized appreciation (depreciation) of investments	20,104	38,966	24,677
Total Net Assets	$286,873	$155,236	$122,984
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	300,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$283,717	$154,203	$122,259
Shares issued and outstanding	25,353	14,408	5,229
Net Asset Value per share	$11.19	$10.70	$23.38
Class 2: Net Assets	$3,156	$1,033	$725
Shares issued and outstanding	284	96	31
Net Asset Value per share	$11.13	$10.74	$23.29

See accompanying notes.

2

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

			Principal Capital
		Money	Appreciation
Amounts in thousands, except per share amounts	MidCap Account	Market Account	Account
Investment in securities--at cost	$400,787	$271,335	$17,591
Assets
Investment in securities--at value	$660,169	$271,335	$39,671
Cash	97	13	0
Receivables:
Dividends and interest	306	9	45
Expense reimbursement from Manager	–	67	–
Fund shares sold	47	93	43
Investment securities sold	1,120	–	37
Total Assets	661,739	271,517	39,796
Liabilities
Accrued management and investment advisory fees	283	101	20
Accrued distribution fees	3	–	1
Accrued custodian fees	–	–	5
Accrued directors' expenses	3	3	1
Accrued other expenses	9	6	3
Payables:
Fund shares redeemed	1,294	854	39
Investment securities purchased	563	–	43
Total Liabilities	2,155	964	112
Net Assets Applicable to Outstanding Shares	$659,584	$270,553	$39,684

Net Assets Consist of:
Capital shares and additional paid-in-capital	$301,030	$270,563	$8,702
Accumulated undistributed (overdistributed) net investment income (loss)	4,942	–	1,434
Accumulated undistributed (overdistributed) net realized gain (loss)	94,230	(10)	7,468
Net unrealized appreciation (depreciation) of investments	259,382	–	22,080
Total Net Assets	$659,584	$270,553	$39,684
Capital Stock (par value: $.01 per share):
Shares authorized	105,000	1,500,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$644,039	$269,709	$33,067
Shares issued and outstanding	10,201	269,720	1,264
Net Asset Value per share	$63.13	$1.00	$26.17
Class 2: Net Assets	$15,545	$844	$6,617
Shares issued and outstanding	247	844	255
Net Asset Value per share	$62.83	$1.00	$25.95

See accompanying notes.

3

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

			SAM
	Real Estate	SAM	Conservative
	Securities	Balanced	Balanced
Amounts in thousands, except per share amounts	Account	Portfolio	Portfolio
Investment in securities--at cost	$109,553	$ –	$ –
Investment in affiliated Accounts--at cost	$–	$796,208	$193,336
Assets
Investment in securities--at value	$150,118	$ –	$ –
Investment in affiliated Accounts--at value	–	993,901	230,552
Receivables:
Dividends and interest	498	322	98
Fund shares sold	153	98	201
Investment securities sold	18	–	–
Total Assets	150,787	994,321	230,851
Liabilities
Accrued management and investment advisory fees	108	184	43
Accrued distribution fees	–	21	3
Accrued directors' expenses	2	5	2
Accrued professional fees	–	–	3
Accrued other expenses	4	5	–
Payables:
Fund shares redeemed	46	1,109	7
Investment securities purchased	135	–	–
Total Liabilities	295	1,324	58
Net Assets Applicable to Outstanding Shares	$150,492	$992,997	$230,793

Net Assets Consist of:
Capital shares and additional paid-in-capital	$104,918	$632,335	$170,098
Accumulated undistributed (overdistributed) net investment income (loss)	3,455	26,029	6,973
Accumulated undistributed (overdistributed) net realized gain (loss)	1,554	136,940	16,506
Net unrealized appreciation (depreciation) of investments	40,565	197,693	37,216
Total Net Assets	$150,492	$992,997	$230,793
Capital Stock (par value: $.01 per share):
Shares authorized	300,000	300,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$150,195	$889,792	$214,323
Shares issued and outstanding	7,457	45,537	15,235
Net Asset Value per share	$20.14	$19.54	$14.07
Class 2: Net Assets	$297	$103,205	$16,470
Shares issued and outstanding	15	5,326	1,182
Net Asset Value per share	$20.23	$19.38	$13.94

See accompanying notes.

4

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

	SAM
	Conservative	SAM Flexible	SAM Strategic
Amounts in thousands, except per share amounts	Growth Portfolio	Income Portfolio	Growth Portfolio
Investment in affiliated Accounts--at cost	$230,453	$201,984	$179,831
Assets
Investment in affiliated Accounts--at value	$291,936	$237,504	$225,040
Receivables:
Dividends and interest	63	197	49
Fund shares sold	121	48	92
Total Assets	292,120	237,749	225,181
Liabilities
Accrued management and investment advisory fees	54	44	41
Accrued distribution fees	21	4	19
Accrued directors' expenses	2	2	2
Accrued professional fees	–	4	4
Accrued other expenses	4	–	–
Payables:
Fund shares redeemed	10	20	1
Total Liabilities	91	74	67
Net Assets Applicable to Outstanding Shares	$292,029	$237,675	$225,114

Net Assets Consist of:
Capital shares and additional paid-in-capital	$194,762	$183,921	$144,751
Accumulated undistributed (overdistributed) net investment income (loss)	4,779	9,082	2,971
Accumulated undistributed (overdistributed) net realized gain (loss)	31,005	9,152	32,183
Net unrealized appreciation (depreciation) of investments	61,483	35,520	45,209
Total Net Assets	$292,029	$237,675	$225,114
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$189,850	$217,673	$131,660
Shares issued and outstanding	8,706	15,082	5,263
Net Asset Value per share	$21.81	$14.43	$25.02
Class 2: Net Assets	$102,179	$20,002	$93,454
Shares issued and outstanding	4,733	1,397	3,768
Net Asset Value per share	$21.59	$14.32	$24.80

See accompanying notes.

5

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

		SmallCap
	Short-Term	Growth	SmallCap
Amounts in thousands, except per share amounts	Income Account	Account II	Value Account I
Investment in securities--at cost	$248,687	$54,959	$89,616
Assets
Investment in securities--at value	$251,568	$70,212 (a)	$114,466	(a)
Cash	–	6	21
Deposits with counterparty	–	200	351
Receivables:
Dividends and interest	1,235	13	175
Expense reimbursement from Manager	2	5	13
Fund shares sold	2,236	43	257
Investment securities sold	1,032	1,903	5,370
Variation margin on financial derivative instruments	–	16	28
Total Assets	256,073	72,398	120,681
Liabilities
Accrued management and investment advisory fees	102	52	100
Accrued distribution fees	–	1	–
Accrued directors' expenses	2	1	2
Accrued other expenses	6	12	23
Cash overdraft	178	–	–
Payables:
Fund shares redeemed	285	122	33
Investment securities purchased	–	1,974	5,647
Collateral obligation on securities loaned, at value	–	5,299	1,767
Total Liabilities	573	7,461	7,572
Net Assets Applicable to Outstanding Shares	$255,500	$64,937	$113,109

Net Assets Consist of:
Capital shares and additional paid-in-capital	$263,904	$58,863	$67,880
Accumulated undistributed (overdistributed) net investment income (loss)	6,453	(174)	1,117
Accumulated undistributed (overdistributed) net realized gain (loss)	(17,738)	(9,063)	19,144
Net unrealized appreciation (depreciation) of investments	2,881	15,311	24,968
Total Net Assets	$255,500	$64,937	$113,109
Capital Stock (par value: $.01 per share):
Shares authorized	400,000	300,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$254,673	$61,124	$112,974
Shares issued and outstanding	97,081	3,325	4,965
Net Asset Value per share	$2.62	$18.38	$22.75
Class 2: Net Assets	$827	$3,813	$135
Shares issued and outstanding	317	211	6
Net Asset Value per share	$2.61	$18.04	$22.62

(a)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

See accompanying notes.

6

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2014 (unaudited)

	Diversified		Government &
	International	Equity	High Quality
Amounts in thousands	Account	Income Account	Bond Account
Net Investment Income (Loss)
Income:
Dividends	$9,096	$11,205	$–
Withholding tax	(1,031)	(311)	–
Interest	–	1	5,712
Total Income	8,065	10,895	5,712
Expenses:
Management and investment advisory fees	2,023	1,544	907
Distribution Fees - Class 2	1	31	1
Custodian fees	88	5	4
Directors' expenses	5	6	4
Professional fees	15	2	2
Other expenses	1	–	–
Total Expenses	2,133	1,588	918
Net Investment Income (Loss)	5,932	9,307	4,794

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Short sales
Net realized gain (loss) from:
Investment transactions	22,669	16,597	888
Foreign currency transactions	(129)	–	–
Change in unrealized appreciation/depreciation of:
Investments (net of deferred foreign tax payable of $44, $0 and $0, respectively)	(4,228)	28,740	6,422
Translation of assets and liabilities in foreign currencies	1	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Short sales	18,313	45,337	7,310
Net Increase (Decrease) in Net Assets Resulting from Operations	$24,245	$54,644	$12,104

See accompanying notes.

7

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2014 (unaudited)

		LargeCap	LargeCap
Amounts in thousands	Income Account	Blend Account II	Growth Account
Net Investment Income (Loss)
Income:
Dividends	$–	$1,445	$466
Withholding tax	–	(22)	(1)
Interest	6,432	1	–
Total Income	6,432	1,424	465
Expenses:
Management and investment advisory fees	692	582	343
Distribution Fees - Class 2	4	1	1
Custodian fees	2	11	2
Directors' expenses	3	3	2
Professional fees	2	2	1
Total Gross Expenses	703	599	349
Less: Reimbursement from Manager	–	14	–
Total Net Expenses	703	585	349
Net Investment Income (Loss)	5,729	839	116

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Short sales
Net realized gain (loss) from:
Investment transactions	1,198	10,520	4,526
Futures contracts	–	446	–
Short sales	–	5	–
Change in unrealized appreciation/depreciation of:
Investments	6,085	(2,712)	693
Futures contracts	–	(67)	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Short sales	7,283	8,192	5,219
Net Increase (Decrease) in Net Assets Resulting from Operations	$13,012	$9,031	$5,335

See accompanying notes.

8

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2014 (unaudited)

			Principal Capital
		Money	Appreciation
Amounts in thousands	MidCap Account	Market Account	Account
Net Investment Income (Loss)
Income:
Dividends	$4,390	$–	$334
Withholding tax	(44)	–	(2)
Interest	–	220	–
Total Income	4,346	220	332
Expenses:
Management and investment advisory fees	1,692	621	119
Distribution Fees - Class 2	19	1	8
Custodian fees	6	4	4
Directors' expenses	6	4	1
Professional fees	2	1	2
Other expenses	1	–	–
Total Gross Expenses	1,726	631	134
Less: Reimbursement from Manager - Class 1	–	408	–
Less: Reimbursement from Manager - Class 2	–	2	–
Less: Reimbursement from Distributor - Class 2	–	1	–
Total Net Expenses	1,726	220	134
Net Investment Income (Loss)	2,620	–	198

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Short sales
Net realized gain (loss) from:
Investment transactions	38,093	–	1,395
Foreign currency transactions	3	–	–
Change in unrealized appreciation/depreciation of:
Investments	(1,070)	–	1,015
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Short sales	37,026	–	2,410
Net Increase (Decrease) in Net Assets Resulting from Operations	$39,646	$–	$2,608

See accompanying notes.

9

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2014 (unaudited)

	Real Estate	SAM	SAM Conservative
Amounts in thousands	Securities Account	Balanced Portfolio	Balanced Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$–	$1,508	$523
Dividends	1,369	–	–
Total Income	1,369	1,508	523
Expenses:
Management and investment advisory fees	612	1,115	256
Distribution Fees - Class 2	–	126	20
Custodian fees	1	–	–
Directors' expenses	2	9	3
Professional fees	2	2	1
Other expenses	–	1	–
Total Expenses	617	1,253	280
Net Investment Income (Loss)	752	255	243

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Short sales
Net realized gain (loss) from:
Investment transactions	3,426	7	–
Investment transactions in affiliated Accounts	–	10,940	1,192
Change in unrealized appreciation/depreciation of:
Investments	18,355	–	–
Investments in affiliated Accounts	–	41,504	9,788
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Short sales	21,781	52,451	10,980
Net Increase (Decrease) in Net Assets Resulting from Operations	$22,533	$52,706	$11,223

See accompanying notes.

10

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2014 (unaudited)

	SAM Conservative	SAM Flexible	SAM Strategic
Amounts in thousands	Growth Portfolio	Income Portfolio	Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$182	$957	$87
Total Income	182	957	87
Expenses:
Management and investment advisory fees	316	262	239
Distribution Fees - Class 2	123	24	110
Directors' expenses	3	3	3
Professional fees	1	2	1
Total Expenses	443	291	353
Net Investment Income (Loss)	(261)	666	(266)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Short sales
Net realized gain (loss) from:
Investment transactions in affiliated Accounts	675	911	374
Change in unrealized appreciation/depreciation of:
Investments in affiliated Accounts	15,722	10,381	12,983
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Short sales	16,397	11,292	13,357
Net Increase (Decrease) in Net Assets Resulting from Operations	$16,136	$11,958	$13,091

See accompanying notes.

11

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2014 (unaudited)

	Short-Term	SmallCap	SmallCap
Amounts in thousands	Income Account	Growth Account II	Value Account I
Net Investment Income (Loss)
Income:
Dividends	$–	$94	$711
Withholding tax	–	–	(1)
Interest	2,800	1	1
Securities lending - net	–	50	16
Total Income	2,800	145	727
Expenses:
Management and investment advisory fees	618	332	611
Distribution Fees - Class 2	1	5	–
Custodian fees	3	11	21
Directors' expenses	3	2	2
Professional fees	2	2	2
Total Gross Expenses	627	352	636
Less: Reimbursement from Manager	–	33	11
Less: Reimbursement from Manager - Class 1	13	–	72
Total Net Expenses	614	319	553
Net Investment Income (Loss)	2,186	(174)	174

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Short sales
Net realized gain (loss) from:
Investment transactions	606	5,041	8,918
Futures contracts	–	156	378
Change in unrealized appreciation/depreciation of:
Investments	205	(4,722)	(4,124)
Futures contracts	–	(67)	(286)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Short sales	811	408	4,886
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,997	$234	$5,060

See accompanying notes.

12

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Diversified
Amounts in thousands	International Account		Equity Income Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2014	2013	30, 2014	2013
Operations
Net investment income (loss)	$5,932	$8,591	$9,307	$17,984
Net realized gain (loss) on investments, foreign currencies, futures, and short sales	22,540	32,601	16,597	36,820
Change in unrealized appreciation/depreciation of investments, futures, short sales,
and translation of assets and liabilities in foreign currencies	(4,227)	40,805	28,740	98,593
Net Increase (Decrease) in Net Assets Resulting from Operations	24,245	81,997	54,644	153,397

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(12,278)	–	(19,090)
Class 2	–	(32)	–	(679)
Total Dividends and Distributions	–	(12,310)	–	(19,769)

Capital Share Transactions
Shares sold:
Class 1	9,146	26,783	12,092	30,440
Class 2	41	89	342	644
Shares issued in reinvestment of dividends and distributions:
Class 1	–	12,278	–	19,090
Class 2	–	32	–	679
Shares redeemed:
Class 1	(30,591)	(72,185)	(49,095)	(125,627)
Class 2	(186)	(526)	(1,640)	(4,445)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(21,590)	(33,529)	(38,301)	(79,219)
Total Increase (Decrease)	2,655	36,158	16,343	54,409

Net Assets
Beginning of period	502,552	466,394	655,352	600,943
End of period (including undistributed net investment income as set forth below)	$505,207	$502,552	$671,695	$655,352
Undistributed (Overdistributed) Net Investment Income (Loss)	$13,626	$7,694	$29,333	$20,026

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	615	1,963	562	1,576
Class 2	3	7	16	33
Shares issued in reinvestment of dividends and distributions:
Class 1	–	914	–	1,005
Class 2	–	2	–	36
Shares redeemed:
Class 1	(2,048)	(5,232)	(2,277)	(6,514)
Class 2	(12)	(39)	(76)	(230)
Net Increase (Decrease)	(1,442)	(2,385)	(1,775)	(4,094)

See accompanying notes.

13

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Government & High
Amounts in thousands	Quality Bond Account		Income Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2014	2013	30, 2014	2013
Operations
Net investment income (loss)	$4,794	$10,474	$5,729	$11,991
Net realized gain (loss) on investments, foreign currencies, futures, and short sales	888	4,979	1,198	1,050
Change in unrealized appreciation/depreciation of investments, futures, short sales,
and translation of assets and liabilities in foreign currencies	6,422	(19,992)	6,085	(12,075)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,104	(4,539)	13,012	966

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(15,618)	–	(14,042)
Class 2	–	(39)	–	(170)
Total Dividends and Distributions	–	(15,657)	–	(14,212)

Capital Share Transactions
Shares sold:
Class 1	6,999	33,232	6,027	15,587
Class 2	3	9	7	93
Shares issued in reinvestment of dividends and distributions:
Class 1	–	15,618	–	14,042
Class 2	–	39	–	170
Shares redeemed:
Class 1	(55,792)	(81,530)	(4,502)	(39,976)
Class 2	(93)	(205)	(391)	(581)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(48,883)	(32,837)	1,141	(10,665)
Total Increase (Decrease)	(36,779)	(53,033)	14,153	(23,911)

Net Assets
Beginning of period	380,282	433,315	272,720	296,631
End of period (including undistributed net investment income as set forth below)	$343,503	$380,282	$286,873	$272,720
Undistributed (Overdistributed) Net Investment Income (Loss)	$17,393	$12,599	$16,719	$10,990

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	667	3,126	550	1,429
Class 2	–	1	1	8
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,527	–	1,341
Class 2	–	4	–	17
Shares redeemed:
Class 1	(5,301)	(7,666)	(416)	(3,638)
Class 2	(9)	(20)	(36)	(53)
Net Increase (Decrease)	(4,643)	(3,028)	99	(896)

See accompanying notes.

14

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	LargeCap Blend Account II		LargeCap Growth Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2014	2013	30, 2014	2013
Operations
Net investment income (loss)	$839	$1,897	$116	$634
Net realized gain (loss) on investments, foreign currencies, futures, and short sales	10,971	23,884	4,526	70,875
Change in unrealized appreciation/depreciation of investments, futures, short sales,
and translation of assets and liabilities in foreign currencies	(2,779)	18,383	693	(20,549)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,031	44,164	5,335	50,960

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(2,266)	–	(1,397)
Class 2	–	(11)	–	(8)
Total Dividends and Distributions	–	(2,277)	–	(1,405)

Capital Share Transactions
Shares sold:
Class 1	1,144	2,565	25,634	21,547
Class 2	41	60	27	63
Shares issued in reinvestment of dividends and distributions:
Class 1	–	2,266	–	1,397
Class 2	–	11	–	8
Shares redeemed:
Class 1	(17,746)	(38,870)	(8,816)	(182,529)
Class 2	(49)	(162)	(48)	(144)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(16,610)	(34,130)	16,797	(159,658)
Total Increase (Decrease)	(7,579)	7,757	22,132	(110,103)

Net Assets
Beginning of period	162,815	155,058	100,852	210,955
End of period (including undistributed net investment income as set forth below)	$155,236	$162,815	$122,984	$100,852
Undistributed (Overdistributed) Net Investment Income (Loss)	$2,736	$1,897	$815	$699

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	113	290	1,122	1,141
Class 2	4	7	1	3
Shares issued in reinvestment of dividends and distributions:
Class 1	–	252	–	72
Class 2	–	1	–	–
Shares redeemed:
Class 1	(1,737)	(4,312)	(392)	(9,180)
Class 2	(5)	(18)	(2)	(7)
Net Increase (Decrease)	(1,625)	(3,780)	729	(7,971)

See accompanying notes.

15

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	MidCap Account		Money Market Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2014	2013	30, 2014	2013
Operations
Net investment income (loss)	$2,620	$3,275	$–	$–
Net realized gain (loss) on investments, foreign currencies, futures, and short sales	38,096	59,998	–	–
Change in unrealized appreciation/depreciation of investments, futures, short sales,
and translation of assets and liabilities in foreign currencies	(1,070)	120,055	–	–
Net Increase (Decrease) in Net Assets Resulting from Operations	39,646	183,328	–	–

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(8,897)	–	–
Class 2	–	(170)	–	–
From net realized gain on investments:
Class 1	–	(28,373)	–	–
Class 2	–	(637)	–	–
Total Dividends and Distributions	–	(38,077)	–	–

Capital Share Transactions
Shares sold:
Class 1	9,154	27,346	72,473	169,496
Class 2	197	443	–	1,152
Shares issued in reinvestment of dividends and distributions:
Class 1	–	37,270	–	–
Class 2	–	807	–	–
Shares redeemed:
Class 1	(53,737)	(117,693)	(85,872)	(190,291)
Class 2	(674)	(1,447)	(115)	(1,446)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(45,060)	(53,274)	(13,514)	(21,089)
Total Increase (Decrease)	(5,414)	91,977	(13,514)	(21,089)

Net Assets
Beginning of period	664,998	573,021	284,067	305,156
End of period (including undistributed net investment income as set forth below)	$659,584	$664,998	$270,553	$284,067
Undistributed (Overdistributed) Net Investment Income (Loss)	$4,942	$2,322	$–	$–

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	153	511	72,474	169,496
Class 2	3	8	–	1,152
Shares issued in reinvestment of dividends and distributions:
Class 1	–	706	–	–
Class 2	–	15	–	–
Shares redeemed:
Class 1	(898)	(2,152)	(85,872)	(190,291)
Class 2	(11)	(27)	(115)	(1,446)
Net Increase (Decrease)	(753)	(939)	(13,513)	(21,089)

See accompanying notes.

16

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal Capital
Amounts in thousands	Appreciation Account		Real Estate Securities Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2014	2013	30, 2014	2013
Operations
Net investment income (loss)	$198	$1,218	$752	$2,725
Net realized gain (loss) on investments, foreign currencies, futures, and short sales	1,395	60,378	3,426	8,889
Change in unrealized appreciation/depreciation of investments, futures, short sales,
and translation of assets and liabilities in foreign currencies	1,015	(29,281)	18,355	(6,050)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,608	32,315	22,533	5,564

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(1,955)	–	(1,785)
Class 2	–	(375)	–	(3)
From net realized gain on investments:
Class 1	–	(4,605)	–	–
Class 2	–	(913)	–	–
Total Dividends and Distributions	–	(7,848)	–	(1,788)

Capital Share Transactions
Shares sold:
Class 1	1,060	3,205	11,483	18,585
Class 2	115	369	–	29
Shares issued in reinvestment of dividends and distributions:
Class 1	–	6,560	–	1,785
Class 2	–	1,288	–	3
Shares redeemed:
Class 1	(2,249)	(147,225)	(12,376)	(28,607)
Class 2	(289)	(856)	(20)	(25)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,363)	(136,659)	(913)	(8,230)
Total Increase (Decrease)	1,245	(112,192)	21,620	(4,454)

Net Assets
Beginning of period	38,439	150,631	128,872	133,326
End of period (including undistributed net investment income as set forth below)	$39,684	$38,439	$150,492	$128,872
Undistributed (Overdistributed) Net Investment Income (Loss)	$1,434	$1,236	$3,455	$2,703

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	43	127	600	1,050
Class 2	5	15	–	2
Shares issued in reinvestment of dividends and distributions:
Class 1	–	304	–	106
Class 2	–	60	–	–
Shares redeemed:
Class 1	(91)	(5,240)	(671)	(1,629)
Class 2	(12)	(35)	(1)	(1)
Net Increase (Decrease)	(55)	(4,769)	(72)	(472)

See accompanying notes.

17

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			SAM Conservative
Amounts in thousands	SAM Balanced Portfolio		Balanced Portfolio
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2014	2013	30, 2014	2013
Operations
Net investment income (loss)	$255	$25,891	$243	$6,763
Net realized gain (loss) on investments, foreign currencies, futures, and short sales	10,947	142,717	1,192	20,295
Change in unrealized appreciation/depreciation of investments, futures, short sales,
and translation of assets and liabilities in foreign currencies	41,504	(10,811)	9,788	(3,236)
Net Increase (Decrease) in Net Assets Resulting from Operations	52,706	157,797	11,223	23,822

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(21,320)	–	(5,822)
Class 2	–	(2,123)	–	(402)
From net realized gain on investments:
Class 1	–	(10,522)	–	(2,097)
Class 2	–	(1,166)	–	(159)
Total Dividends and Distributions	–	(35,131)	–	(8,480)

Capital Share Transactions
Shares sold:
Class 1	11,343	32,046	10,322	29,918
Class 2	2,167	5,755	436	1,588
Shares issued in acquisition:
Class 1	N/A	57,716	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	31,842	–	7,919
Class 2	–	3,289	–	561
Shares redeemed:
Class 1	(82,802)	(130,269)	(18,693)	(30,117)
Class 2	(6,956)	(14,094)	(882)	(3,045)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(76,248)	(13,715)	(8,817)	6,824
Total Increase (Decrease)	(23,542)	108,951	2,406	22,166

Net Assets
Beginning of period	1,016,539	907,588	228,387	206,221
End of period (including undistributed net investment income as set forth below)	$992,997	$1,016,539	$230,793	$228,387
Undistributed (Overdistributed) Net Investment Income (Loss)	$26,029	$25,774	$6,973	$6,730

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	605	1,831	760	2,299
Class 2	116	330	33	123
Shares issued in acquisition:
Class 1	N/A	3,298	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,857	–	626
Class 2	–	193	–	45
Shares redeemed:
Class 1	(4,394)	(7,407)	(1,374)	(2,310)
Class 2	(374)	(810)	(66)	(237)
Net Increase (Decrease)	(4,047)	(708)	(647)	546

See accompanying notes.

18

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	SAM Conservative
Amounts in thousands	Growth Portfolio		SAM Flexible Income Portfolio
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2014	2013	30, 2014	2013
Operations
Net investment income (loss)	$(261)	$5,062	$666	$8,458
Net realized gain (loss) on investments, foreign currencies, futures, and short sales	675	42,945	911	13,916
Change in unrealized appreciation/depreciation of investments, futures, short sales,
and translation of assets and liabilities in foreign currencies	15,722	4,251	10,381	(4,905)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,136	52,258	11,958	17,469

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(2,868)	–	(7,477)
Class 2	–	(1,442)	–	(646)
From net realized gain on investments:
Class 1	–	–	–	(2,823)
Class 2	–	–	–	(262)
Total Dividends and Distributions	–	(4,310)	–	(11,208)

Capital Share Transactions
Shares sold:
Class 1	10,209	22,524	9,332	29,750
Class 2	3,062	7,193	379	1,162
Shares issued in reinvestment of dividends and distributions:
Class 1	–	2,868	–	10,300
Class 2	–	1,442	–	908
Shares redeemed:
Class 1	(10,790)	(19,592)	(17,209)	(46,857)
Class 2	(5,451)	(11,373)	(821)	(2,783)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,970)	3,062	(8,319)	(7,520)
Total Increase (Decrease)	13,166	51,010	3,639	(1,259)

Net Assets
Beginning of period	278,863	227,853	234,036	235,295
End of period (including undistributed net investment income as set forth below)	$292,029	$278,863	$237,675	$234,036
Undistributed (Overdistributed) Net Investment Income (Loss)	$4,779	$5,040	$9,082	$8,416

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	490	1,187	667	2,175
Class 2	148	389	27	86
Shares issued in reinvestment of dividends and distributions:
Class 1	–	153	–	785
Class 2	–	78	–	70
Shares redeemed:
Class 1	(515)	(1,034)	(1,230)	(3,435)
Class 2	(264)	(608)	(59)	(207)
Net Increase (Decrease)	(141)	165	(595)	(526)

See accompanying notes.

19

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	SAM Strategic
Amounts in thousands	Growth Portfolio		Short-Term Income Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2014	2013	30, 2014	2013
Operations
Net investment income (loss)	$(266)	$3,249	$2,186	$4,300
Net realized gain (loss) on investments, foreign currencies, futures, and short sales	374	38,449	606	1,840
Change in unrealized appreciation/depreciation of investments, futures, short sales,
and translation of assets and liabilities in foreign currencies	12,983	2,822	205	(3,007)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,091	44,520	2,997	3,133

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(1,459)	–	(4,939)
Class 2	–	(910)	–	(20)
Total Dividends and Distributions	–	(2,369)	–	(4,959)

Capital Share Transactions
Shares sold:
Class 1	10,051	18,055	18,506	47,868
Class 2	3,558	5,492	2	8
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,459	–	4,939
Class 2	–	910	–	20
Shares redeemed:
Class 1	(7,159)	(12,818)	(23,382)	(56,859)
Class 2	(3,165)	(8,856)	(22)	(447)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	3,285	4,242	(4,896)	(4,471)
Total Increase (Decrease)	16,376	46,393	(1,899)	(6,297)

Net Assets
Beginning of period	208,738	162,345	257,399	263,696
End of period (including undistributed net investment income as set forth below)	$225,114	$208,738	$255,500	$257,399
Undistributed (Overdistributed) Net Investment Income (Loss)	$2,971	$3,237	$6,453	$4,267

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	423	854	7,088	18,356
Class 2	151	262	1	3
Shares issued in reinvestment of dividends and distributions:
Class 1	–	69	–	1,922
Class 2	–	43	–	7
Shares redeemed:
Class 1	(300)	(603)	(8,964)	(21,829)
Class 2	(134)	(423)	(8)	(174)
Net Increase (Decrease)	140	202	(1,883)	(1,715)

See accompanying notes.

20

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	SmallCap Growth Account II		SmallCap Value Account I
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2014	2013	30, 2014	2013
Operations
Net investment income (loss)	$(174)	$(405)	$174	$836
Net realized gain (loss) on investments, foreign currencies, futures, and short sales	5,197	11,128	9,296	22,497
Change in unrealized appreciation/depreciation of investments, futures, short sales,
and translation of assets and liabilities in foreign currencies	(4,789)	12,488	(4,410)	13,806
Net Increase (Decrease) in Net Assets Resulting from Operations	234	23,211	5,060	37,139

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	–	–	(1,179)
Class 2	–	–	–	(1)
Total Dividends and Distributions	–	–	–	(1,180)

Capital Share Transactions
Shares sold:
Class 1	2,122	5,584	3,214	4,702
Class 2	80	75	30	7
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	–	1,179
Class 2	–	–	–	1
Shares redeemed:
Class 1	(6,681)	(11,252)	(12,488)	(25,874)
Class 2	(201)	(323)	(11)	(14)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(4,680)	(5,916)	(9,255)	(19,999)
Total Increase (Decrease)	(4,446)	17,295	(4,195)	15,960

Net Assets
Beginning of period	69,383	52,088	117,304	101,344
End of period (including undistributed net investment income as set forth below)	$64,937	$69,383	$113,109	$117,304
Undistributed (Overdistributed) Net Investment Income (Loss)	$(174)	$–	$1,117	$943

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	115	349	148	257
Class 2	4	5	2	–
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	–	62
Shares redeemed:
Class 1	(366)	(735)	(574)	(1,369)
Class 2	(11)	(21)	–	(1)
Net Increase (Decrease)	(258)	(402)	(424)	(1,051)

See accompanying notes.

21

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

1. Organization

Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, LargeCap Blend Account II, LargeCap Growth Account, MidCap Account, Money Market Account, Principal Capital Appreciation Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, SmallCap Growth Account II, and SmallCap Value Account I, known as the “Accounts”, are presented herein.

Each of the Accounts is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. Each of the Accounts was an investment company at all times during the period. The Accounts have not provided financial support, and are not contractually required to provide financial support to any investee.

Effective April 26, 2013, SAM Balanced Portfolio acquired all the assets and assumed all the liabilities of Asset Allocation Account pursuant to a plan of acquisition approved by shareholders on April 2, 2013. The purpose of the acquisition was to combine two accounts managed by Principal Management Corporation (the “Manager”) with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a taxable exchange of 5,335,000 shares from Asset Allocation Account for 3,298,000 shares valued at $57,716,000 of SAM Balanced Portfolio at an approximate exchange rate of .6182 for Class 1 shares. Cash was the primary asset acquired by SAM Balanced Portfolio on April 26, 2013. For financial reporting purposes, assets received and shares issued by SAM Balanced Portfolio were recorded at fair value. The aggregate net assets of Asset Allocation Account and SAM Balanced Portfolio immediately prior to the acquisition in accordance with U.S. GAAP were approximately $57,716,000 and $938,724,000, respectively. The aggregate net assets of SAM Balanced Portfolio immediately following the acquisition were $996,440,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Assuming the acquisition had been completed on January 1, 2013, the beginning of the fiscal year for SAM Balanced Portfolio, SAM Balanced Portfolio’s pro forma results of operations for the year ended December 31, 2013, would have been $26,211,000 of net investment income, $134,816,000 of net realized and unrealized gain on investments, and $161,027,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Asset Allocation Account that have been included in SAM Balanced Portfolio’s statement of operations since April 26, 2013.

Effective May 1, 2013, MidCap Blend Account changed its name to MidCap Account.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Accounts (with the exception of Money Market Account and SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price, an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

22

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

2. Significant Accounting Policies (Continued)

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Accounts’ net asset values are reflected in the Accounts’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent the Accounts invest in foreign securities listed on foreign exchanges which trade on days on which the Accounts do not determine their net asset values, for example weekends and other customary national U.S. holidays, the Accounts’ net asset values could be significantly affected on days when the shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Account values its securities, other than holdings of other publicly traded investment funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other publicly traded investment funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the account holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following Account held securities denominated in foreign currencies that exceeded 5% of net assets of the Account:

Diversified International Account
Euro	20.0%
British Pound	15.8
Japanese Yen	14.8
Canadian Dollar	11.7
Swiss Franc	6.3

23

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

2. Significant Accounting Policies (Continued)

Income and Investment Transactions. The Accounts record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Accounts allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class.

Expenses. Expenses directly attributed to a particular Account are charged to that Account. Other Account expenses not directly attributed to an Account are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses that each of the SAM Portfolios bears directly, each of the SAM Portfolios indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the SAM Portfolios may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the SAM Portfolios will vary. Expenses included in the statements of operations of the SAM Portfolios reflect the expenses of each SAM Portfolio and do not include any expenses associated with the Underlying Funds.

Dividends and Distributions to Shareholders. With respect to Money Market Account, all net investment income and any realized gains from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions to shareholders of the other accounts are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, certain defaulted securities, expiring capital loss carry forwards, certain preferred securities, redemptions-in-kind, returns of capital, amortization of premiums and discounts, futures contracts, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, swap agreements, and foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

Real Estate Securities Account receives distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Account. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of its income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each account is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Accounts’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended June 30, 2014, the Accounts did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2010-2013. No examinations are in progress at this time.

24

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

2. Significant Accounting Policies (Continued)

Foreign Taxes. Certain of the Accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Accounts as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon disposition of certain foreign securities held by the Accounts may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statement of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Accounts accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statement of assets and liabilities. At June 30, 2014, Diversified International Account had no foreign tax refund receivable and had a deferred tax liability of $44,000 relating to foreign securities.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Accounts and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Accounts to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended June 30, 2014, Diversified International Account, LargeCap Blend Account II, LargeCap Growth Account, MidCap Account, and Real Estate Securities Account each borrowed from the Facility. Equity Income Account, Government & High Quality Bond Account, Income Account, SmallCap Growth Account II, and SmallCap Value Account I each loaned to the Facility. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The interest received is included in interest on the statements of operations.

In addition, the Accounts participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. During the period ended June 30, 2014, Diversified International Account, MidCap Account, and Short-Term Income Account each borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

Counterparties. The Accounts may be exposed to counterparty risk, or the risk that another party with which the Acconts have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Accounts exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Accounts in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Accounts. If the unpaid amount owed to the Accounts subsequently decreases, the Accounts would be required to return all or a portion of the collateral.

Master Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master agreement with a counterparty exceeds a specified threshold.

Asset and related collateral information for repurchase agreements is included in the schedules of investments.

Collateral information relating to securities on loan is included in the securities lending note to financial statements.

The financial instruments that are subject to Master Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.

25

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

3. Operating Policies (Continued)

Futures Contracts. The Accounts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Accounts (with the exception of Money Market Account and SAM Portfolios) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on financial derivative instruments. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account’s cost basis in the contract. There is minimal counterparty credit risk to the Accounts because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Accounts has valued the investments. This may have an adverse effect on each of the Accounts’ ability to dispose of particular illiquid securities at fair value and may limit each of the Accounts’ ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Joint Trading Account. Certain of the Accounts may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating accounts’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities. Earnings from the joint trading account are allocated to each of the Accounts based on their pro rata participating ownership interest in the joint trading account.

26

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

3. Operating Policies (Continued)

Mortgage Dollar Rolls. Certain of the Accounts have entered into mortgage-dollar-roll transactions on “to-be-announced” securities (“TBA’s”), in which the Account sells mortgage-backed securities and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Account forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Accounts treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Accounts' portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Rebates. Subject to best execution, the Accounts may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the account in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Accounts’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Accounts may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Securities Lending. To earn additional income, certain of the Accounts may lend portfolio securities to approved brokerage firms. The Accounts receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Accounts and any additional required collateral is delivered to the Accounts on the next business day. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Accounts could realize a loss on such investments. Further, the Accounts could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium received for lending certain types of securities. Security lending income is shown in each account’s statement of operations. As of June 30, 2014, the Accounts had securities on loan as follows (in thousands):

	Market Value	Collateral Value
SmallCap Growth Account II	$5,143	$5,299
SmallCap Value Account I	1,715	1,767

27

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

3. Operating Policies (Continued)

Senior Floating Rate Interests. The Accounts may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the account and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the Senior floating rate interests, the Accounts may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Accounts are obligated to fund these commitments at the borrower’s discretion. Therefore, the Accounts must have funds sufficient to cover its contractual obligation. These unfunded loan commitments which are marked to market daily, are footnoted in the schedules of investments, shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities. As of, June 30, 2014 the Accounts had no unfunded loan commitments outstanding.

Short Sales. LargeCap Blend Account II entered into short sales transactions during the period. A short sale is a transaction in which an account sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The account must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The account is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. An account is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

The account is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The account may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

To Be Announced Securities. The Accounts may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the account commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

28

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

3. Operating Policies (Continued)

Underlying Funds. The performance and risks of each Principal LifeTime Account, SAM Portfolio, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, and Diversified Income Account (singly, “a fund of funds” and collectively, “the funds of funds”) directly correspond to the performance and risks of the underlying funds in which the fund of funds invest. By investing in many underlying funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.

An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

The Manager is the advisor to the Principal LifeTime Accounts, SAM Portfolios, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, and each of the underlying funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Accounts and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios. Either PGI or Edge also serves as Sub-Advisor to some or all of the underlying funds. The Manager, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of June 30, 2014, the Principal LifeTime Accounts, SAM Portfolios, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, and Diversified Income Account owned the following percentages, in the aggregate, of the outstanding shares of the underlying funds listed below:

	Total Percentage of		Total Percentage of
Account	Outstanding Shares Owned	Account	Outstanding Shares Owned
Diversified International Account	34.03%	Income Account	95.76%
Equity Income Account	38.94%	MidCap Account	6.86%
Government & High Quality Bond Account	43.28%	Short-Term Income Account	31.75%

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Accounts may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Accounts’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-thorough securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

29

NOTES TO FINANCIAL STATEMENTS

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

June 30, 2014 (unaudited)

3. Operating Policies (Continued)

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

	Asset Derivatives June 30, 2014		Liability Derivatives June 30, 2014
Derivatives not accounted for		Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
LargeCap Blend Account II
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 45 * Payables, Net Assets Consist of Net unrealized		$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Growth Account II
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 58 * Payables, Net Assets Consist of Net unrealized		$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Value Account I
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 118 * Payables, Net Assets Consist of Net unrealized		$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

			Change in Unrealized
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Appreciation/(Depreciation) of
as hedging instruments	Recognized in Operations	Recognized in Operations	Derivatives Recognized in Operations
LargeCap Blend Account II
Equity contracts	Net realized gain (loss) from Futures	$446	$(67)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Growth Account II
Equity contracts	Net realized gain (loss) from Futures	$156	$(67)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Value Account I
Equity contracts	Net realized gain (loss) from Futures	$378	$(286)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Accounts and the notional values of the futures contracts will vary in accordance with the changing cash balances. The level of derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Accounts throughout the period ended June 30, 2014.

30

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

4. Fair Value

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

ÏLevel 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

ÏLevel 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

ÏLevel 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the investments may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Account’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

31

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

4. Fair Value (Continued)

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Account are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Account’s assets and liabilities. There were no significant transfers into or out of Level 3, except as noted in the Level 3 roll forward. In addition, there were no transfers between Levels 1 and 2 at the end of the period.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Funds' securities carried at value (amounts shown in thousands):

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Diversified International Account
Common Stocks
Basic Materials		$527	$27,656	$—	$28,183
Communications		5,115	37,204	—	42,319
Consumer, Cyclical		11,904	53,637	—	65,541
Consumer, Non-cyclical		14,126	80,981	—	95,107
Diversified		—	1,447	—	1,447
Energy		18,290	21,885	—	40,175
Financial		22,187	103,981	—	126,168
Industrial		9,405	46,918	—	56,323
Technology		207	27,861	—	28,068
Utilities		1,083	14,994	—	16,077
Investment Companies		193	—	—	193
Preferred Stocks
Consumer, Non-cyclical		—	2,158	—	2,158
Industrial		—	194	—	194
	Total investments in securities $	83,037	$418,916	$—	$501,953

Equity Income Account
Common Stocks*		$660,374	$—	$—	$660,374
Investment Companies		13,123	—	—	13,123
	Total investments in securities $	673,497	$—	$—	$673,497

Government & High Quality Bond Account
Bonds		$—	$95,364	$6,023	$101,387
Investment Companies		3,680	—	—	3,680
U.S. Government & Government Agency Obligations		—	237,216	—	237,216
	Total investments in securities $	3,680	$332,580	$6,023	$342,283

32

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Income Account
Bonds		$—	$191,533	$2,320	$193,853
Common Stocks*		—	—	—	—
Convertible Bonds		—	4,289	—	4,289
Investment Companies		12,349	—	—	12,349
Senior Floating Rate Interests		—	2,800	—	2,800
U.S. Government & Government Agency Obligations		—	69,463	—	69,463
	Total investments in securities $	12,349	$268,085	$2,320	$282,754

LargeCap Blend Account II
Common Stocks*		$152,432	$—	$—	$152,432
Investment Companies		2,725	—	—	2,725
	Total investments in securities $	155,157	$—	$—	$155,157
Short Sales
Common Stocks*		$(1)	$—	$—	$(1)
Assets
Equity Contracts**
Futures		$45	$—	$—	$45

MidCap Account
Common Stocks*		$659,000	$—	$—	$659,000
Investment Companies		1,169	—	—	1,169
	Total investments in securities $	660,169	$—	$—	$660,169

Money Market Account
Bonds		$—	$24,684	$—	$24,684
Certificate of Deposit		—	10,000	—	10,000
Commercial Paper		—	193,016	—	193,016
Investment Companies		12,910	—	—	12,910
Municipal Bonds		—	21,645	—	21,645
Repurchase Agreements		—	9,080	—	9,080
	Total investments in securities $	12,910	$258,425	$—	$271,335

Principal Capital Appreciation Account
Common Stocks*		$38,715	$—	$—	$38,715
Investment Companies		956	—	—	956
	Total investments in securities $	39,671	$—	$—	$39,671

Real Estate Securities Account
Common Stocks*		$149,126	$—	$—	$149,126
Investment Companies		992	—	—	992
	Total investments in securities $	150,118	$—	$—	$150,118

SAM Balanced Portfolio
Investment Companies		$993,901	$—	$—	$993,901
	Total investments in securities $	993,901	$—	$—	$993,901

SAM Conservative Balanced Portfolio
Investment Companies		$230,552	$—	$—	$230,552
	Total investments in securities $	230,552	$—	$—	$230,552

33

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

SAM Conservative Growth Portfolio
Investment Companies		$291,936	$—	$—	$291,936
	Total investments in securities $	291,936	$—	$—	$291,936

SAM Flexible Income Portfolio
Investment Companies		$237,504	$—	$—	$237,504
	Total investments in securities $	237,504	$—	$—	$237,504

SAM Strategic Growth Portfolio
Investment Companies		$225,040	$—	$—	$225,040
	Total investments in securities $	225,040	$—	$—	$225,040

Short-Term Income Account
Bonds		$—	$240,616	$900	$241,516
Investment Companies		9,383	—	—	9,383
U.S. Government & Government Agency Obligations		—	669	—	669
	Total investments in securities $	9,383	$241,285	$900	$251,568

SmallCap Growth Account II
Common Stocks
Basic Materials		$1,932	$—	$—	$1,932
Communications		3,879	1	—	3,880
Consumer, Cyclical		14,313	—	—	14,313
Consumer, Non-cyclical		13,851	—	—	13,851
Diversified		581	—	—	581
Energy		4,305	—	—	4,305
Financial		7,507	—	—	7,507
Industrial		9,128	—	—	9,128
Technology		7,251	—	—	7,251
Utilities		18	—	—	18
Investment Companies		7,446	—	—	7,446
	Total investments in securities $	70,211	$1	$—	$70,212
Assets
Equity Contracts**
Futures		$58	$—	$—	$58

34

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SmallCap Value Account I
Common Stocks
Basic Materials		$2,791	$—	$—	$2,791
Communications		5,246	3	—	5,249
Consumer, Cyclical		12,870	—	—	12,870
Consumer, Non-cyclical		13,430	—	—	13,430
Diversified		35	—	—	35
Energy		7,980	—	—	7,980
Financial		39,344	—	—	39,344
Government		117	—	—	117
Industrial		13,036	—	—	13,036
Technology		7,399	—	—	7,399
Utilities		6,708	—	—	6,708
Investment Companies		5,507	—	—	5,507
	Total investments in securities $	114,463	$3	$—	$114,466
Assets
Equity Contracts**
Futures		$118	$—	$—	$118
*For additional detail regarding sector classifications, please see the Schedules of Investments.
**Futures are valued at the unrealized appreciation (depreciation) of the instrument.

Certain detailed information is provided for those Accounts with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

		Fair Value
	Asset	at June 30,		Unobservable
Account	Type	2014	Valuation Technique	input	Input Value
Government & High Quality Bond Account	Bonds	$3,983	Indicative Market Quotations	Broker Quote	$99.00 - 101.75
	Bonds	2,040	Third Party Vendor	Broker Quote	85.00
		$6,023

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts in thousands):

			Accrued
			Discounts/
			Premiums						Net Change in Unrealized
	Value	Realized	and Change		Proceeds	Transfers	Transfers	Value	Appreciation/(Depreciation)
	December	Gain/	in Unrealized		from	into Level	Out of	June 30,	on Investments Held at
Account	31, 2013	(Loss)	Gain/(Loss)	Purchases	Sales	3*	Level 3**	2014	June 30, 2014
Government & High Quality Bond Account
Bonds	$2,040	$ —	$2	$2,237	$(35)	$1,779	$ —	$6,023	$(1)
	$2,040	$ —	$2	$2,237	$(35)	$1,779	$ —	$6,023	$(1)

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:

 1. Securities where trading has been halted.

2. Securities that have certain restrictions on trading.

3. Instances in which a security is not priced by pricing services.

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading resumes.

2. Securities where trading restrictions have expired.

3. Instances in which a price becomes available from a pricing service.

At the end of the period, there were no other Accounts which had a significant Level 3 balance. During the period, there were no significant purchases, sales or transfers into or out of Level 3, except as noted above.

35

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Fund has agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each account’s average daily net assets. A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of each of the Accounts, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The annual rates used in this calculation for each of the other Accounts are as follows:

		Net Assets of Accounts (in millions)
	First $100	Next $100	Next $100	Next $100	Thereafter
Equity Income Account	.60%	.55%	.50%	.45%	.40%
MidCap Account	.65	.60	.55	.50	.45
Money Market Account	.50	.45	.40	.35	.30
Real Estate Securities Account	.90	.85	.80	.75	.70
SmallCap Growth Account II	1.00	.95	.90	.85	.80
SmallCap Value Account I	1.10	1.05	1.00	.95	.90

		Net Assets of Accounts (in millions)
	First $250	Next $250	Next $250	Next $250	Thereafter
Diversified International Account	.85%	.80%	.75%	.70%	.65%
LargeCap Blend Account II	.75	.70	.65	.60	.55

	Net Assets of Account (in millions)
	First $200	Next $300	Over $500
Short-Term Income Account	.50%	.45%	.40%

	Net Assets of Account (in millions)
	First $500	Over $500
Principal Capital Appreciation Account	.625%	.50%

		Net Assets of Account
	First $500	Next $500	Next $1	Next $1	Over $3
	million	million	billion	billion	billion
LargeCap Growth Account	.68%	.63%	.61%	.56%	.51%

Net Assets of Accounts (in billions)

	First $2	Over $2
Government & High Quality Bond Account	.50%	.45%
Income Account	.50	.45

The Manager has contractually agreed to limit the Account’s management and investment advisory fees for certain of the Accounts through the period ended April 30, 2015. The expense limit will reduce the Account’s management and investment advisory fees by the following amounts:

LargeCap Blend Account II	.018%
SmallCap Growth Account II	.100
SmallCap Value Account I	.020

36

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

The Manager has contractually agreed to limit the expenses (excluding interest the Accounts incur in connection with investments they make) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Period from January 1, 2014 through June 30, 2014
	Class 1	Class 2	Expiration
SmallCap Value Account I	.99%	1.24%	April 30, 2015

The Manager has contractually agreed to reduce Short-Term Income Account’s expenses by .01% through the period ended April 30, 2015.

In addition, the Manager has voluntarily agreed to limit Money Market Account’s expenses to the extent necessary to maintain a 0% yield. The voluntary limit may be terminated at any time.

Distribution and Shareholder Servicing Fees. Class 2 shares of the Accounts bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 shares of each of the Accounts. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Accounts. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rate for Class 2 shares is .25%.

Principal Funds Distributor, Inc. has voluntarily agreed to limit Money Market Account’s distribution fees attributable to Class 2 shares of Money Market Account. The limit will maintain the level of distribution fees not to exceed 0% for Class 2 shares. The limit may be terminated at any time.

Affiliated Ownership. At June 30, 2014, Principal Life Insurance Company (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Accounts as follows (amounts in thousands):

Class 1
Diversified International Account	21,019
Equity Income Account	14,297
Government & High Quality Bond Account	17,690
LargeCap Blend Account II	13,584
LargeCap Growth Account	4,734
MidCap Account	9,327
Money Market Account	266,868
Principal Capital Appreciation Account	684
Real Estate Securities Account	7,426
SAM Balanced Portfolio	41,765
SAM Conservative Balanced Portfolio	14,831
SAM Conservative Growth Portfolio	6,693
SAM Flexible Income Portfolio	14,197
SAM Strategic Growth Portfolio	4,640
Short-Term Income Account	65,680
SmallCap Growth Account II	3,100
SmallCap Value Account I	4,954

37

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

6. Investment Transactions

For the period ended June 30, 2014, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales
Diversified International Account	$192,206	$208,706	SAM Balanced Portfolio	$3,494	$81,182
Equity Income Account	29,834	60,992	SAM Conservative Balanced Portfolio	7,254	16,264
Government & High Quality Bond Account	25,226	48,659	SAM Conservative Growth Portfolio	5,499	8,960
Income Account	15,567	17,364	SAM Flexible Income Portfolio	6,468	14,304
LargeCap Blend Account II	29,563	42,518	SAM Strategic Growth Portfolio	8,138	5,596
LargeCap Growth Account	51,363	36,492	Short-Term Income Account	64,472	63,071
MidCap Account	61,465	103,765	SmallCap Growth Account II	21,092	25,513
Principal Capital Appreciation Account	1,085	2,467	SmallCap Value Account I	30,706	36,703
Real Estate Securities Account	12,529	11,935

In addition LargeCap Blend Account II had $14,000 of securities sold short.

For the period ended June 30, 2014, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales
Government & High Quality Bond Account	$10,569	$25,779
Income Account	3,045	14
Short-Term Income Account	—	3,006

38

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for periods ended June 30, 2014 and December 31, 2013 were as follows (amounts in thousands):

					Long-Term
		Ordinary Income			Capital Gain
		2014	2013		2014	2013	*
Diversified International Account	$	— $	12,310	$	— $	—
Equity Income Account		—	19,769		—	—
Government & High Quality Bond Account		—	15,657		—	—
Income Account		—	14,212		—	—
LargeCap Blend Account II		—	2,277		—	—
LargeCap Growth Account		—	1,405		—	—
MidCap Account		—	11,269		—	26,808
Principal Capital Appreciation Account		—	2,395		—	5,453
Real Estate Securities Account		—	1,788		—	—
SAM Balanced Portfolio		—	23,899		—	11,232
SAM Conservative Balanced Portfolio		—	6,382		—	2,098
SAM Conservative Growth Portfolio		—	4,310		—	—
SAM Flexible Income Portfolio		—	8,245		—	2,963
SAM Strategic Growth Portfolio		—	2,369		—	—
Short-Term Income Account		—	4,959		—	—
SmallCap Value Account I		—	1,180		—	—

*The Accounts designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

39

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

7. Federal Tax Information (Continued)

Distributable Earnings. As of December 31, 2013, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

						Total
	Undistributed	Undistributed		Net Unrealized	Other	Accumulated
	Ordinary	Long-Term	Accumulated	Appreciation	Temporary	Earnings
	Income	Capital Gains	Capital Loss	(Depreciation)	Differences*	(Deficit)
Diversified International Account	$10,567	$—	$(141,326)	$108,142	$—	$(22,617)
Equity Income Account	16,097	—	(54,453)	232,116	—	193,760
Government & High Quality Bond Account	12,599	—	(23,413)	(2,566)	(75)	(13,455)
Income Account	12,655	—	(4,763)	12,592	(238)	20,246
LargeCap Blend Account II	1,884	—	(8,715)	38,072	—	31,241
LargeCap Growth Account	699	—	(26,745)	23,964	—	(2,082)
MidCap Account	3,682	57,219	—	258,007	—	318,908
Money Market Account	—	—	(10)	—	—	(10)
Principal Capital Appreciation Account	2,280	5,163	—	20,931	—	28,374
Real Estate Securities Account	2,702	—	(1,206)	21,545	—	23,041
SAM Balanced Portfolio	29,323	130,737	—	147,896	—	307,956
SAM Conservative Balanced Portfolio	7,044	18,924	—	23,504	—	49,472
SAM Conservative Growth Portfolio	5,040	35,293	—	40,798	—	81,131
SAM Flexible Income Portfolio	9,416	12,089	—	20,291	—	41,796
SAM Strategic Growth Portfolio	4,096	35,587	—	27,589	—	67,272
Short-Term Income Account	4,268	—	(18,274)	2,675	(70)	(11,401)
SmallCap Growth Account II	—	—	(14,019)	19,859	—	5,840
SmallCap Value Account I	983	11,488	—	27,698	—	40,169

*Represents book-to-tax accounting differences.

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of an account. At December 31, 2013, the following Accounts had approximate net capital loss carryforwards as follows (amounts in thousands):

	Net Capital Loss Carryforward Expiring In:			No Expiration
	2016	2017	2018	Short-Term Long-Term		Total
Diversified International Account	$41,863	$99,463	$—	$—	$—	$141,326
Equity Income Account	—	54,453	—	—	—	54,453
Government & High Quality Bond Account	19,092	4,321	—	—	—	23,413
Income Account	—	2,836	1,584	343	—	4,763
LargeCap Blend Account II	—	8,715	—	—	—	8,715
LargeCap Growth Account	—	26,745	—	—	—	26,745
Money Market Account	6	4	—	—	—	10
Real Estate Securities Account	—	1,206	—	—	—	1,206
Short-Term Income Account	9,976	8,298	—	—	—	18,274
SmallCap Growth Account II	—	14,019	—	—	—	14,019

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

40

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

7. Federal Tax Information (Continued)

As of December 31, 2013, the following Accounts utilized capital loss carryforwards as follows (amounts in thousands):

Utilized
Diversified International Account	$30,514
Equity Income Account	36,231
Government & High Quality Bond Account	2,727
Income Account	735
LargeCap Blend Account II	21,987
LargeCap Growth Account	16,608
Real Estate Securities Account	8,706
SAM Conservative Growth Portfolio	4,621
SAM Strategic Growth Portfolio	632
Short-Term Income Account	1,782
SmallCap Growth Account II	11,168
SmallCap Value Account I	10,252

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Account’s taxable year subsequent to October 31. For the taxable year ended December 31, 2013, the Accounts do not plan to defer any late-year losses.

Reclassification of Capital Accounts. The Accounts may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Accounts. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Accounts’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Accounts recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated Net
	Undistributed Net	Realized Gain
	Investment Income	on Investments	Paid in Capital
Diversified International Account	$1,131	$(1,131)	$—
Equity Income Account	1,131	(898)	(233)
Government & High Quality Bond Account	2,241	(2,241)	—
Income Account	425	(425)	—
LargeCap Blend Account II	(1)	1	—
LargeCap Growth Account	—	(54,207)	54,207
MidCap Account	2,588	(2,588)	—
Principal Capital Appreciation Account	—	(53,953)	53,953
SmallCap Growth Account II	405	13	(418)
SmallCap Value Account I	101	(101)	—

41

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

7. Federal Tax Information (Continued)

Federal Income Tax Basis. At June 30, 2014, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Accounts were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
Diversified International Account	$107,660	$(3,705)	$103,955	$397,998
Equity Income Account	266,910	(6,054)	260,856	412,641
Government & High Quality Bond Account	8,334	(4,478)	3,856	338,427
Income Account	20,768	(2,225)	18,543	264,211
LargeCap Blend Account II	35,994	(635)	35,359	119,798
LargeCap Growth Account	25,660	(990)	24,670	98,430
MidCap Account	258,009	(1,072)	256,937	403,232
Money Market Account	—	—	—	271,335
Principal Capital Appreciation Account	21,985	(29)	21,956	17,715
Real Estate Securities Account	40,306	(513)	39,793	110,325
SAM Balanced Portfolio	189,578	(177)	189,401	804,500
SAM Conservative Balanced Portfolio	33,296	(3)	33,293	197,259
SAM Conservative Growth Portfolio	56,554	(33)	56,521	235,415
SAM Flexible Income Portfolio	30,675	(2)	30,673	206,831
SAM Strategic Growth Portfolio	40,573	(1)	40,572	184,468
Short-Term Income Account	3,990	(1,108)	2,882	248,686
SmallCap Growth Account II	16,847	(1,703)	15,144	55,068
SmallCap Value Account I	25,919	(2,364)	23,555	90,911

8. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

42

Schedule of Investments
Diversified International Account
June 30, 2014 (unaudited)

COMMON STOCKS - 98.85%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.68%					Banks (continued)
JCDecaux SA	29,055		$1,085		Svenska Handelsbanken AB	63,830		$3,121
Teleperformance	2,682		164		Swedbank AB	81,230		2,152
WPP PLC	99,487		2,168		Toronto-Dominion Bank/The	86,800		4,468
			$3,417					$67,575

Aerospace & Defense - 1.42%					Beverages - 2.12%
Airbus Group NV	34,794		2,333		AMBEV SA ADR	323,081		2,275
Safran SA	51,556		3,375		Anheuser-Busch InBev NV	50,857		5,843
Thales SA	24,160		1,461		Asahi Group Holdings Ltd	52,600		1,652
			$7,169		Britvic PLC	73,908		920

Agriculture - 2.03%								$10,690
British American Tobacco PLC	88,144		5,245		Biotechnology - 0.37%
Japan Tobacco Inc	137,700		5,021		CSL Ltd	29,648		1,861
			$10,266

Airlines - 0.84%					Building Materials - 0.43%
easyJet PLC	113,766		2,657		Buzzi Unicem SpA	10,586		178
Ryanair Holdings PLC ADR(a)	28,045		1,565		CSR Ltd	316,353		1,041
			$4,222		Kingspan Group PLC	56,197		948
								$2,167
Automobile Manufacturers - 2.27%
Daimler AG	52,135		4,870		Chemicals - 2.86%
Fuji Heavy Industries Ltd	51,300		1,423		BASF SE	35,377		4,115
Toyota Motor Corp	86,300		5,167		DIC Corp	32,900		88
			$11,460		Essentra PLC	12,198		159
					Givaudan SA (a),(c)	1,117		1,861
Automobile Parts & Equipment - 2.86%					Johnson Matthey PLC	35,575		1,887
Brembo SpA	4,348		159		Nippon Soda Co Ltd	15,000		80
Bridgestone Corp	55,900		1,958		Sasol Ltd	60,640		3,602
Continental AG	13,942		3,224		Yara International ASA	53,099		2,660
Exedy Corp	6,300		187					$14,452
Georg Fischer AG (a)	1,940		1,388
Kenda Rubber Industrial Co Ltd	38,560		83		Commercial Services - 1.94%
Magna International Inc	19,500		2,099		Ashtead Group PLC	89,002		1,332
Norma Group SE	3,368		186		Cielo SA	63,100		1,301
Plastic Omnium SA	4,693		147		Cramo OYJ	7,996		194
Stanley Electric Co Ltd	55,200		1,440		G8 Education Ltd	53,156		231
Toyo Tire & Rubber Co Ltd	13,071		222		Kroton Educacional SA	104,100		2,925
Valeo SA	24,922		3,344		Loomis AB	6,286		193
			$14,437		Stantec Inc	20,401		1,263
					TAL Education Group ADR (a)	43,346		1,192
Banks - 13.38%					WuXi PharmaTech Cayman Inc ADR(a)	36,321		1,194
Alpha Bank AE (a)	1,661,366		1,545
								$9,825
Australia & New Zealand Banking Group Ltd	54,240		1,706
Axis Bank Ltd (b)	46,842		1,513		Computers - 0.58%
Banca Generali SpA	7,048		194		Cap Gemini SA	22,743		1,623
Banca Popolare di Milano Scarl (a)	196,775		176		Gigabyte Technology Co Ltd	151,000		242
Bangkok Bank PCL	169,100		1,008		Ingenico	12,412		1,079
Bank of China Ltd	3,997,200		1,790					$2,944
Bank of Georgia Holdings PLC	24,105		969
BNP Paribas SA	44,477		3,023		Distribution & Wholesale - 0.68%
					DCC PLC	4,343		266
Credito Emiliano SpA	19,721		176		Mitsui & Co Ltd	198,000		3,174
Danske Bank A/S	68,916		1,948
DBS Group Holdings Ltd	162,000		2,179					$3,440
DNB ASA	214,861		3,926		Diversified Financial Services - 2.29%
Home Capital Group Inc	4,600		206		Century Tokyo Leasing Corp	6,480		219
ICICI Bank Ltd ADR	52,963		2,643		Daiwa Securities Group Inc	395,000		3,422
Indian Bank	65,739		201		Manappuram Finance Ltd	420,186		164
KBC Groep NV (a)	25,347		1,379		Mega Financial Holding Co Ltd	2,003,663		1,667
King's Town Bank	171,000		165		ORIX Corp	256,180		4,248
Liberbank SA (a)	240,217		230		Paragon Group of Cos PLC/The	177,046		1,066
Lloyds Banking Group PLC (a)	2,792,357		3,549		Tokai Tokyo Financial Holdings Inc	101,600		791
Malayan Banking Bhd	618,600		1,894					$11,577
Mitsubishi UFJ Financial Group Inc	546,400		3,354
National Australia Bank Ltd	92,782		2,868		Electric - 2.18%
National Bank of Greece SA (a)	279,832		1,018		Enel SpA	545,603		3,174
Natixis	318,232		2,042		Iberdrola SA	320,532		2,452
Nordea Bank AB	286,281		4,036		Iren SpA	86,510		133
Royal Bank of Canada	61,005		4,361		Korea Electric Power Corp	55,280		2,035
Skandinaviska Enskilda Banken AB	312,938		4,177		Tenaga Nasional BHD	853,300		3,242
Sumitomo Mitsui Financial Group Inc	107,300		4,502					$11,036
Sumitomo Mitsui Trust Holdings Inc	231,019		1,056

See accompanying notes.

43

Schedule of Investments
Diversified International Account
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Electrical Components & Equipment - 0.91%					Home Builders (continued)
Delta Electronics Inc	217,000		$1,580		Taylor Wimpey PLC	1,421,496		$2,771
Hitachi Ltd	412,261		3,022					$7,320

			$4,602		Home Furnishings - 0.27%
Electronics - 1.72%					Howden Joinery Group PLC	22,822		121
Enplas Corp	2,400		175		Steinhoff International Holdings Ltd	226,930		1,265
Hon Hai Precision Industry Co Ltd	847,000		2,840					$1,386
Hoya Corp	60,000		1,995
Japan Aviation Electronics Industry Ltd	11,600		250		Insurance - 5.97%
Kuroda Electric Co Ltd	8,000		123		Aegon NV	273,479		2,386
Merry Electronics Co Ltd	201,000		1,074		Allianz SE	17,890		2,986
Minebea Co Ltd	24,082		271		BB Seguridade Participacoes SA	83,500		1,220
Omron Corp	43,800		1,847		Beazley PLC	36,602		158
Siix Corp	5,500		98		Challenger Ltd/Australia	38,132		268
			$8,673		Hannover Rueck SE	40,918		3,685
					Legal & General Group PLC	742,114		2,859
Engineering & Construction - 1.41%					Manulife Financial Corp	111,000		2,206
Bilfinger SE	9,450		1,076		MS&AD Insurance Group Holdings Inc	26,700		645
Keller Group PLC	6,154		97		Porto Seguro SA	53,889		770
Kyowa Exeo Corp	12,600		179		Prudential PLC	211,563		4,847
Promotora y Operadora de Infraestructura SAB	75,600		1,009		Sampo	85,632		4,329
de CV (a)					Sanlam Ltd	241,258		1,401
Skanska AB	68,473		1,563		SCOR SE	5,208		179
Vinci SA	43,107		3,223		Tokio Marine Holdings Inc	67,900		2,235
			$7,147					$30,174

Entertainment - 0.33%					Internet - 0.85%
OPAP SA	95,124		1,691		Optimal Payments PLC (a)	34,652		237
					Tencent Holdings Ltd	184,500		2,807
					Vipshop Holdings Ltd ADR (a)	6,542		1,228
Food - 2.80%
Aryzta AG (a)	18,115		1,716					$4,272
Associated British Foods PLC	44,520		2,322		Iron & Steel - 0.13%
Cia Brasileira de Distribuicao ADR	6,970		323		APERAM (a)	7,931		268
GFPT PCL (b)	482,200		190		BlueScope Steel Ltd (a)	44,442		227
Greencore Group PLC	247,972		1,126		Nisshin Steel Co Ltd	12,100		160
Gruma SAB de CV (a)	117,300		1,404					$655
Nestle SA	62,052		4,808
Sao Martinho SA	6,957		122		Lodging - 0.31%
Saputo Inc	27,800		1,666		MGM China Holdings Ltd	459,200		1,593
X5 Retail Group NV (a)	21,363		461
			$14,138		Machinery - Construction & Mining - 0.74%
Forest Products & Paper - 1.29%					Mitsubishi Electric Corp	304,000		3,755
DS Smith PLC	275,121		1,303
Interfor Corp (a)	14,500		202		Machinery - Diversified - 0.07%
Mondi PLC	99,019		1,798		Bucher Industries AG	536		184
Smurfit Kappa Group PLC	48,380		1,107		Ebara Corp	29,500		186
Stora Enso OYJ	195,677		1,902					$370
West Fraser Timber Co Ltd	4,720		229
			$6,541		Media - 1.15%
					Grupo Televisa SAB ADR	63,755		2,187
Gas - 0.67%					ITV PLC	1,186,394		3,616
Gas Natural SDG SA	73,092		2,309					$5,803
Keyera Corp	14,700		1,083
			$3,392		Metal Fabrication & Hardware - 0.32%
					Catcher Technology Co Ltd	173,000		1,614
Healthcare - Products - 0.99%
Coloplast A/S	53,937		4,881
Fisher & Paykel Healthcare Corp Ltd	27,998		116		Mining - 1.29%
			$4,997		BHP Billiton Ltd	111,394		3,799
					BHP Billiton PLC	81,214		2,640
Healthcare - Services - 0.46%					Copper Mountain Mining Corp (a)	41,585		96
Eurofins Scientific SE	417		128					$6,535
Ramsay Health Care Ltd	50,580		2,173
			$2,301		Miscellaneous Manufacturing - 0.97%
					IMI PLC	63,355		1,611
Holding Companies - Diversified - 0.29%					Largan Precision Co Ltd	41,000		3,271
Wharf Holdings Ltd	201,000		1,447		Singamas Container Holdings Ltd	6,000		1
								$4,883

Home Builders - 1.45%					Office & Business Equipment - 0.41%
Barratt Developments PLC	347,430		2,220		Seiko Epson Corp	49,000		2,085
Persimmon PLC (a)	106,950		2,329

See accompanying notes.

44

Schedule of Investments
Diversified International Account
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas - 7.95%					Semiconductors (continued)
Afren PLC (a)	356,374		$883		Everlight Electronics Co Ltd	461,000		$1,189
Bankers Petroleum Ltd (a)	33,700		215		King Yuan Electronics Co Ltd	244,494		230
Beach Energy Ltd	485,313		768		MediaTek Inc	98,000		1,658
Bellatrix Exploration Ltd (a)	24,605		214		Samsung Electronics Co Ltd	1,724		2,251
Canadian Natural Resources Ltd	130,700		6,006		SK Hynix Inc (a)	58,450		2,806
Husky Energy Inc	69,100		2,232		Taiwan Semiconductor Manufacturing Co Ltd	877,140		3,712
Lukoil OAO ADR	30,829		1,836		Tong Hsing Electronic Industries Ltd	41,000		221
PetroChina Co Ltd	1,730,000		2,176					$17,097
Peyto Exploration & Development Corp	25,939		980
RMP Energy Inc (a)	28,565		253		Shipbuilding - 0.03%
Royal Dutch Shell PLC - A Shares	36,022		1,488		Mitsui Engineering & Shipbuilding Co Ltd	71,000		159
Royal Dutch Shell PLC - B Shares	130,422		5,668
SK Holdings Co Ltd	5,664		1,022		Software - 1.18%
Statoil ASA	130,621		4,015		Constellation Software Inc/Canada	811		207
Suncor Energy Inc	114,000		4,861		HCL Technologies Ltd	110,378		2,754
Total SA	81,060		5,865		Nihon Unisys Ltd	14,700		126
Vermilion Energy Inc	24,330		1,693		Tech Mahindra Ltd	35,294		1,263
			$40,175		UBISOFT Entertainment (a)	86,477		1,592

Packaging & Containers - 0.23%								$5,942
Rexam PLC (a)	125,681		1,150		Telecommunications - 5.71%
					BT Group PLC	793,841		5,216
					FIH Mobile Ltd (a)	160,000		102
Pharmaceuticals - 8.12%
Actelion Ltd (a)	8,297		1,050		Freenet AG	41,175		1,308
Aurobindo Pharma Ltd	23,056		285		GN Store Nord A/S	6,916		198
Bayer AG	34,642		4,887		Hellenic Telecommunications Organization	87,811		1,297
BTG PLC (a)	98,627		1,068		SA (a)
Grifols SA	45,887		2,507		KDDI Corp	82,200		5,015
Nippon Shinyaku Co Ltd	9,300		271		Nippon Telegraph & Telephone Corp	77,900		4,855
Novartis AG	81,663		7,395		Orange SA	134,980		2,136
Novo Nordisk A/S	133,639		6,168		PCCW Ltd	224,000		134
Recordati SpA	11,738		197		SK Telecom Co Ltd	9,426		2,203
Roche Holding AG	33,803		10,072		SoftBank Corp	46,700		3,480
Shire PLC	90,879		7,129		Telekom Malaysia Bhd	598,300		1,183
			$41,029		TELUS Corp	45,600		1,700
								$28,827
Real Estate - 2.76%
Brookfield Asset Management Inc	126,142		5,558		Transportation - 2.90%
CA Immobilien Anlagen AG (a)	8,663		164		AP Moeller - Maersk A/S - B shares	1,103		2,742
Cheung Kong Holdings Ltd	173,000		3,069		Canadian National Railway Co	77,276		5,026
China South City Holdings Ltd	434,368		228		Canadian Pacific Railway Ltd	18,600		3,370
K Wah International Holdings Ltd	302,000		211		Deutsche Post AG	53,463		1,930
Mitsui Fudosan Co Ltd	107,000		3,611		Seino Holdings Co Ltd	116,000		1,318
REA Group Ltd	27,571		1,111		Sinotrans Ltd	382,800		248
			$13,952					$14,634

REITS - 0.57%					Water - 0.33%
Daiwa Office Investment Corp	43		205		Suez Environnement Co	86,202		1,649
Japan Hotel REIT Investment Corp	469		247
Mirvac Group	1,000,427		1,683		TOTAL COMMON STOCKS			$499,408
RioCan Real Estate Investment Trust	29,482		755		INVESTMENT COMPANIES - 0.04%	Shares Held	Value	(000	's)
			$2,890		Publicly Traded Investment Fund - 0.04%
Retail - 3.96%					BlackRock Liquidity Funds FedFund Portfolio	192,723		193
Alimentation Couche Tard Inc	166,752		4,568
ANTA Sports Products Ltd	108,000		172		TOTAL INVESTMENT COMPANIES			$193
Cie Financiere Richemont SA	21,143		2,216		PREFERRED STOCKS - 0.47%	Shares Held	Value	(000	's)
Dollarama Inc	44,600		3,672		Food - 0.43%
E-Mart Co Ltd	4,581		1,051		Cia Brasileira de Distribuicao	46,300		2,158
Jumbo SA (a)	54,596		893
Man Wah Holdings Ltd	120,939		193
Next PLC	21,248		2,352		Machinery - Diversified - 0.04%
Pandora A/S	34,575		2,653		Jungheinrich AG	2,750		194
Poundland Group PLC (a)	186,795		1,008
Travis Perkins PLC	35,863		1,004		TOTAL PREFERRED STOCKS			$2,352
Tsuruha Holdings Inc	3,800		210		Total Investments			$501,953
			$19,992		Other Assets in Excess of Liabilities, Net - 0.64%			$3,254
					TOTAL NET ASSETS - 100.00%			$505,207
Semiconductors - 3.38%
ams AG	7,536		1,251
ARM Holdings PLC	177,010		2,662		(a) Non-Income Producing Security
Dialog Semiconductor PLC (a)	32,288		1,117

See accompanying notes.

45

Schedule of Investments Diversified International Account June 30, 2014 (unaudited)

(b)	Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $1,703 or 0.34% of net assets.
(c) Security is Illiquid

Portfolio Summary (unaudited)
Country	Percent
Japan	14 .73%
United Kingdom	12 .45%
Canada	11 .71%
France	6.79%
Switzerland	6.06%
Germany	5.86%
Taiwan, Province Of China	3.85%
Denmark	3.68%
Australia	3.51%
Sweden	3.03%
Ireland	2.43%
Korea, Republic Of	2.26%
Brazil	2.20%
China	2.15%
Norway	2.11%
Netherlands	1.89%
India	1.75%
Spain	1.49%
Belgium	1.43%
Greece	1.28%
Finland	1.28%
Malaysia	1.25%
South Africa	1.24%
Hong Kong	1.06%
Mexico	0.91%
Italy	0.87%
Russian Federation	0.45%
Singapore	0.43%
Macao	0.31%
Austria	0.28%
Thailand	0.24%
Georgia	0.19%
Luxembourg	0.08%
Isle of Man	0.05%
United States	0.04%
New Zealand	0.02%
Other Assets in Excess of Liabilities, Net	0.64%
TOTAL NET ASSETS	100.00%

See accompanying notes.

46

Schedule of Investments
Equity Income Account
June 30, 2014 (unaudited)

COMMON STOCKS - 98.32%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 2.17%					Healthcare - Products - 1.77%
Lockheed Martin Corp	47,477		$7,631		Becton Dickinson and Co	40,926		$4,841
Raytheon Co	74,988		6,918		Medtronic Inc	110,443		7,042
			$14,549					$11,883

Apparel - 1.25%					Insurance - 7.72%
VF Corp	133,103		8,385		ACE Ltd	128,427		13,318
					Allstate Corp/The	121,902		7,158
					Chubb Corp/The	44,473		4,099
Automobile Manufacturers - 0.88%					Fidelity National Financial Inc	311,469		10,204
PACCAR Inc	93,787		5,893		MetLife Inc	267,589		14,867
					Swiss Re AG ADR	25,001		2,227
Automobile Parts & Equipment - 2.04%								$51,873
Autoliv Inc	59,707		6,364
Johnson Controls Inc	146,410		7,310		Machinery - Diversified - 2.06%
			$13,674		Deere & Co	152,904		13,845

Banks - 8.81%					Media - 0.41%
Australia & New Zealand Banking Group Ltd	52,266		1,644
ADR					Walt Disney Co/The	32,293		2,769
Bank of Nova Scotia	98,710		6,574
Grupo Financiero Santander Mexico SAB de	181,364		2,409		Mining - 0.90%
CV ADR					BHP Billiton Ltd ADR	87,888		6,016
JP Morgan Chase & Co	220,990		12,733
M&T Bank Corp	45,670		5,665
PNC Financial Services Group Inc/The	125,260		11,154		Miscellaneous Manufacturing - 1.59%
US Bancorp/MN	207,562		8,992		3M Co	23,469		3,362
Wells Fargo & Co	190,850		10,031		Parker Hannifin Corp	58,352		7,336
			$59,202					$10,698
					Oil & Gas - 12.92%
Beverages - 0.70%					Chevron Corp	74,231		9,691
Coca-Cola Co/The	111,211		4,711		Crescent Point Energy Corp	195,265		8,654
					Exxon Mobil Corp	98,612		9,928
Chemicals - 1.09%					Marathon Oil Corp	162,717		6,496
Air Products & Chemicals Inc	22,284		2,866		Marathon Petroleum Corp	139,412		10,884
EI du Pont de Nemours & Co	68,348		4,473		Occidental Petroleum Corp	126,334		12,966
			$7,339		Penn West Petroleum Ltd	723,766		7,064
					Royal Dutch Shell PLC - B shares ADR	162,620		14,149
Computers - 3.49%					Total SA ADR	96,127		6,940
Apple Inc	149,289		13,874					$86,772
EMC Corp/MA	282,016		7,428
International Business Machines Corp	11,900		2,157		Pharmaceuticals - 12.64%
			$23,459		Abbott Laboratories	227,706		9,313
					AbbVie Inc	155,531		8,778
Distribution & Wholesale - 0.95%					GlaxoSmithKline PLC ADR	146,806		7,851
Genuine Parts Co	72,347		6,352		Johnson & Johnson	64,422		6,740
					Merck & Co Inc	245,310		14,191
Diversified Financial Services - 3.56%					Novartis AG ADR	93,276		8,444
BlackRock Inc	40,874		13,063		Pfizer Inc	389,735		11,568
Discover Financial Services	174,963		10,844		Roche Holding AG ADR	242,456		9,044
			$23,907		Teva Pharmaceutical Industries Ltd ADR	171,267		8,978
								$84,907
Electric - 3.42%
NextEra Energy Inc	72,757		7,456		Pipelines - 3.71%
Northeast Utilities	113,551		5,367		Enterprise Products Partners LP	127,324		9,968
Wisconsin Energy Corp	90,962		4,268		Kinder Morgan Energy Partners LP	79,448		6,532
Xcel Energy Inc	182,463		5,881		Kinder Morgan Inc/DE	232,298		8,423
			$22,972					$24,923

Electrical Components & Equipment - 0.40%					Private Equity - 1.32%
Emerson Electric Co	40,057		2,658		KKR & Co LP	363,047		8,833

Electronics - 0.67%					REITS - 4.88%
Honeywell International Inc	48,068		4,468		American Capital Agency Corp	371,227		8,690
					Annaly Capital Management Inc	879,225		10,050
					Digital Realty Trust Inc	241,189		14,066
Food - 2.97%								$32,806
Kraft Foods Group Inc	114,206		6,847
Kroger Co/The	264,743		13,086		Retail - 2.16%
			$19,933		Costco Wholesale Corp	21,788		2,509
					McDonald's Corp	57,525		5,795
Gas - 1.05%					Tiffany & Co	61,804		6,196
Sempra Energy	67,603		7,079					$14,500

See accompanying notes.

47

Schedule of Investments Equity Income Account June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Semiconductors - 4.17%
Applied Materials Inc	335,725	$7,571
Maxim Integrated Products Inc	193,847	6,554
Microchip Technology Inc	171,589	8,375
Taiwan Semiconductor Manufacturing Co Ltd	258,320	5,525
ADR
		$28,025

Software - 1.17%
Microsoft Corp	189,007	7,882

Telecommunications - 2.05%
BCE Inc	188,558	8,553
Verizon Communications Inc	77,224	3,779
Vodafone Group PLC ADR	42,647	1,424
		$13,756

Toys, Games & Hobbies - 2.70%
Hasbro Inc	185,026	9,816
Mattel Inc	214,024	8,340
		$18,156

Transportation - 2.70%
Norfolk Southern Corp	58,558	6,033
Union Pacific Corp	56,058	5,592
United Parcel Service Inc	63,552	6,524
		$18,149
TOTAL COMMON STOCKS		$660,374
INVESTMENT COMPANIES - 1.95%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 1.95%
BlackRock Liquidity Funds FedFund Portfolio	13,122,752	13,123

TOTAL INVESTMENT COMPANIES		$13,123
Total Investments		$673,497
Liabilities in Excess of Other Assets, Net - (0.27)%		$(1,802)
TOTAL NET ASSETS - 100.00%		$671,695

Portfolio Summary (unaudited)
Sector		Percent
Financial		26 .29%
Consumer, Non-cyclical		18 .08%
Energy		16 .63%
Consumer, Cyclical		9.98%
Industrial		9.59%
Technology		8.83%
Utilities		4.47%
Communications		2.46%
Basic Materials		1.99%
Exchange Traded Funds		1.95%
Liabilities in Excess of Other Assets, Net		(0.27)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

48

Schedule of Investments
Government & High Quality Bond Account
June 30, 2014 (unaudited)

INVESTMENT COMPANIES - 1.07%	Shares Held	Value (000's)		Principal
Publicly Traded Investment Fund - 1.07%			BONDS (continued)	Amount (000's)	Value(000	's)
BlackRock Liquidity Funds FedFund Portfolio	3,679,473	$3,680	Mortgage Backed Securities (continued)
			Ginnie Mae (continued)
TOTAL INVESTMENT COMPANIES		$3,680	1.58%, 12/16/2042(a)	$1,920	$1,894
	Principal		2.24%, 03/16/2046(a),(c)	1,780	1,762
BONDS- 29.51%	Amount (000's)	Value (000's)	2.30%, 08/16/2041	1,991	2,067
			2.60%, 09/16/2042(a),(c)	2,183	2,221
Home Equity Asset Backed Securities - 1.45%			3.50%, 12/20/2034(a)	9,130	925
ACE Securities Corp Mortgage Loan Trust			3.50%, 05/20/2039	641	675
Series 2007-D1			3.50%, 07/16/2045	1,900	1,974
6.34%, 02/25/2038 (a),(b)	$3,300	$3,227	4.00%, 09/16/2026(a)	4,613	511
6.93%, 02/25/2038 (b)	1,782	1,757	4.00%, 04/20/2038(a)	3,228	427
		$4,984	4.00%, 12/16/2039	1,297	1,366
Mortgage Backed Securities - 27.83%			Jefferies Resecuritization Trust 2010-R4
			5.00%, 10/26/2036(b)	1,787	1,848
BCAP LLC 2010-RR2 Trust
2.33%, 06/26/2045 (a),(b),(c)	2,400	2,040	JP Morgan Chase Commercial Mortgage
CFCRE Commercial Mortgage Trust 2011-			Securities Trust 2005-LDP3
			5.17%, 08/15/2042(a)	2,200	2,275
C1
5.73%, 04/15/2044 (a),(b)	1,000	1,137	JP Morgan Chase Commercial Mortgage
Citigroup Mortgage Loan Trust 2009-11			Securities Trust 2006-LDP8
1.50%, 10/25/2035 (a),(b)	241	242	5.48%, 05/15/2045	900	960
Citigroup Mortgage Loan Trust 2010-10			JP Morgan Chase Commercial Mortgage
2.42%, 02/25/2036 (a),(b)	1,400	1,348	Securities Trust 2006-LDP9
Citigroup Mortgage Loan Trust 2010-9			5.37%, 05/15/2047	2,200	2,322
4.25%, 01/25/2036 (b)	2,404	2,470	JP Morgan Chase Commercial Mortgage
Fannie Mae Grantor Trust 2005-T1			Securities Trust 2011-C5
0.50%, 05/25/2035 (a)	520	510	5.50%, 08/15/2046(a),(b)	2,000	2,274
Fannie Mae REMICS			JP Morgan Chase Commercial Mortgage
2.00%, 02/25/2040 (a)	1,875	1,801	Securities Trust 2013-C10
			3.37%, 12/15/2047(a)	1,200	1,202
2.50%, 11/25/2041	1,438	1,371
3.50%, 01/25/2028 (a)	6,678	937	JP Morgan Chase Commercial Mortgage
3.50%, 11/25/2042 (a)	7,309	1,468	Securities Trust 2013-C16
4.00%, 11/25/2042 (a)	3,677	946	5.11%, 12/15/2046(a)	1,800	1,975
6.50%, 02/25/2047	303	327	LB-UBS Commercial Mortgage Trust 2006-
7.00%, 04/25/2032	329	378	C6
8.70%, 12/25/2019	4	4	5.45%, 09/15/2039	2,300	2,454
Freddie Mac REMICS			Morgan Stanley Re-REMIC Trust 2010-R1
			2.66%, 07/26/2035(a),(b)	1,300	1,323
1.50%, 04/15/2028	2,642	2,556
2.50%, 11/15/2032	1,909	1,876	Sequoia Mortgage Trust 2013-12
2.50%, 10/15/2036 (a)	844	850	4.00%, 12/25/2043(a),(b)	1,773	1,836
2.50%, 01/15/2043 (a)	4,603	823	Springleaf Mortgage Loan Trust
			2.31%, 06/25/2058(a),(b)	1,100	1,074
2.50%, 02/15/2043	1,849	1,807
3.00%, 05/15/2033	2,700	2,563	Springleaf Mortgage Loan Trust 2013-3
3.50%, 04/15/2038 (a)	4,819	693	3.79%, 09/25/2057(a),(b)	1,000	1,007
3.50%, 10/15/2042 (a)	4,101	884	Structured Asset Sec Corp Mort Pass Thr Certs Series 2004-3
4.00%, 09/15/2018	81	82	5.71%, 03/25/2034(a)	851	884
4.00%, 05/15/2039	4,200	4,364
4.00%, 08/15/2039 (a)	8,167	1,226			$95,612
4.00%, 10/15/2040	3,000	3,047	Other Asset Backed Securities - 0.23%
4.50%, 05/15/2037 (a)	1,382	1,474
			Chase Funding Trust Series 2004-1
Ginnie Mae			0.61%, 12/25/2033(a)	98	90
0.61%, 01/16/2054 (a)	22,472	1,280
(a)			TAL Advantage V LLC
0.74%, 05/16/2053	13,307	926	3.33%, 05/20/2039(a),(b)	696	701
0.75%, 11/16/2045 (a)	27,411	1,727
0.80%, 12/16/2053 (a)	16,652	1,086			$791
0.85%, 04/16/2053 (a)	15,563	664	TOTAL BONDS		$101,387
0.86%, 02/16/2053 (a)	24,320	1,689	U.S. GOVERNMENT & GOVERNMENT	Principal
0.87%, 02/16/2053 (a)	15,556	1,125	AGENCY OBLIGATIONS - 69.06%	Amount (000's)	Value(000	's)
0.89%, 09/16/2055 (a)	31,868	1,945	Federal Home Loan Mortgage Corporation (FHLMC) -
0.92%, 03/16/2052 (a)	8,831	729	17.39%
0.93%, 02/16/2053 (a)	23,283	1,923	2.00%, 02/01/2028	$2,211	$2,185
			2.35%, 09/01/2032(a)	29	29
0.93%, 10/16/2054 (a)	15,729	941
0.95%, 11/16/2052 (a)	19,382	1,538	2.50%, 09/01/2027	831	845
0.96%, 02/16/2046 (a)	13,678	977	2.50%, 02/01/2028	1,690	1,717
0.98%, 03/16/2049 (a)	11,100	685	3.00%, 01/01/2027	1,524	1,582
0.98%, 04/16/2053 (a)	9,428	715	3.00%, 02/01/2027	702	728
0.98%, 09/16/2053 (a)	14,526	1,082	3.00%, 02/01/2027	2,017	2,093
1.00%, 02/16/2055 (a)	26,512	1,426	3.00%, 08/01/2042	1,330	1,314
1.04%, 01/16/2053 (a)	10,426	923	3.00%, 10/01/2042	917	906
1.32%, 09/16/2053 (a)	14,871	960	3.00%, 10/01/2042	1,781	1,765
1.43%, 08/16/2052 (a)	12,322	791	3.00%, 10/01/2042	1,671	1,650
			3.00%, 05/01/2043	1,897	1,877

See accompanying notes.

49

Schedule of Investments
Government & High Quality Bond Account
June 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)					Federal Home Loan Mortgage Corporation (FHLMC)
(continued)					(continued)
3.50%, 02/01/2032	$2,774		$2,900		6.50%, 09/01/2028	$2		$2
3.50%, 04/01/2042	3,059		3,148		6.50%, 09/01/2028	15		17
3.50%, 04/01/2042	786		809		6.50%, 10/01/2028	46		52
3.50%, 07/01/2042	3,736		3,845		6.50%, 11/01/2028	10		11
3.50%, 09/01/2042	1,760		1,812		6.50%, 12/01/2028	23		26
3.50%, 10/01/2042	1,044		1,075		6.50%, 03/01/2029	9		11
4.00%, 08/01/2026	1,216		1,302		6.50%, 04/01/2029	144		165
4.00%, 12/01/2040	760		807		6.50%, 07/01/2031	72		81
4.00%, 07/01/2042	1,409		1,501		6.50%, 08/01/2031	6		7
4.00%, 01/01/2043	2,247		2,384		6.50%, 10/01/2031	13		15
4.00%, 06/01/2043	2,556		2,715		6.50%, 10/01/2031	22		25
4.50%, 08/01/2033	117		127		6.50%, 12/01/2031	42		48
4.50%, 07/01/2039	1,602		1,747		6.50%, 01/01/2032	131		151
4.50%, 12/01/2040	1,654		1,791		6.50%, 02/01/2032	39		43
4.50%, 05/01/2041	1,525		1,663		6.50%, 05/01/2032	92		106
4.50%, 08/01/2041	1,570		1,712		6.50%, 08/01/2032	83		93
4.50%, 11/01/2043	1,907		2,095		6.50%, 04/01/2035	21		24
5.00%, 10/01/2025	433		479		7.00%, 09/01/2023	15		16
5.00%, 02/01/2033	530		588		7.00%, 12/01/2023	7		8
5.00%, 06/01/2033	353		390		7.00%, 01/01/2024	9		10
5.00%, 05/01/2035	186		206		7.00%, 09/01/2027	10		11
5.00%, 07/01/2035	87		98		7.00%, 01/01/2028	88		99
5.00%, 07/01/2035	41		46		7.00%, 04/01/2028	44		50
5.00%, 10/01/2035	144		161		7.00%, 05/01/2028	6		7
5.00%, 06/01/2039	1,182		1,311		7.00%, 08/01/2028	12		12
5.00%, 01/01/2040	1,279		1,419		7.00%, 10/01/2031	17		20
5.50%, 04/01/2018	74		79		7.00%, 10/01/2031	22		26
5.50%, 11/01/2018	198		211		7.00%, 04/01/2032	130		149
5.50%, 03/01/2024	18		20		7.50%, 10/01/2030	21		24
5.50%, 03/01/2033	356		400		7.50%, 02/01/2031	13		15
5.50%, 01/01/2038	334		372		7.50%, 02/01/2031	9		10
5.50%, 02/01/2038	424		465		7.50%, 02/01/2031	16		20
5.50%, 04/01/2038	39		44		8.00%, 10/01/2030	32		37
5.50%, 05/01/2038	148		166		8.00%, 12/01/2030	2		2
6.00%, 04/01/2017	37		38		8.50%, 07/01/2029	34		38
6.00%, 04/01/2017	32		33					$59,719
6.00%, 05/01/2017	35		37
6.00%, 07/01/2017	23		24		Federal National Mortgage Association (FNMA) - 32.25%
6.00%, 12/01/2023	12		13		2.00%, 10/01/2027	2,107		2,083
6.00%, 05/01/2031	28		32		2.00%, 10/01/2027	847		837
6.00%, 12/01/2031	40		45		2.00%, 02/01/2028	1,572		1,554
					2.26%, 12/01/2032(a)	82		87
6.00%, 09/01/2032	58		66		2.26%, 12/01/2033(a)	265		283
6.00%, 11/01/2033	106		119		2.27%, 07/01/2034(a)	105		110
6.00%, 11/01/2033	111		124
6.00%, 05/01/2034	497		550		2.50%, 05/01/2027	2,213		2,251
6.00%, 05/01/2034	327		370		2.50%, 06/01/2027	2,123		2,160
6.00%, 09/01/2034	154		175		2.50%, 06/01/2027	2,643		2,689
6.00%, 02/01/2035	146		167		2.50%, 05/01/2028	1,338		1,361
6.00%, 10/01/2036 (a)	165		187		3.00%, 05/01/2028	1,763		1,834
6.00%, 03/01/2037	117		131		3.00%, 10/01/2042	2,661		2,638
6.00%, 01/01/2038	254		288		3.00%, 11/01/2042	926		914
6.00%, 01/01/2038	649		736		3.00%, 02/01/2043	1,958		1,939
6.00%, 01/01/2038 (a)	92		104		3.00%, 02/01/2043	1,860		1,846
6.00%, 04/01/2038	126		142		3.00%, 04/01/2043	1,658		1,637
6.50%, 11/01/2016	19		20		3.50%, 02/01/2042	2,094		2,164
6.50%, 06/01/2017	46		48		3.50%, 09/01/2042	3,532		3,646
6.50%, 06/01/2018	7		8		3.50%, 11/01/2042	2,537		2,619
6.50%, 08/01/2021	7		8		3.50%, 12/01/2042	2,631		2,717
6.50%, 12/01/2021	48		54		4.00%, 05/01/2025	839		899
6.50%, 04/01/2022	56		63		4.00%, 01/01/2034	1,294		1,387
6.50%, 05/01/2022	35		40		4.00%, 11/01/2040	1,377		1,464
6.50%, 05/01/2023	21		23		4.00%, 12/01/2040	1,150		1,225
6.50%, 04/01/2024	11		12		4.00%, 01/01/2041	2,381		2,531
6.50%, 04/01/2026	8		9		4.00%, 02/01/2041	2,856		3,045
6.50%, 05/01/2026	5		6		4.00%, 02/01/2041	2,221		2,360
6.50%, 05/01/2026	8		9		4.00%, 03/01/2041	3,148		3,346
6.50%, 12/01/2027	7		8		4.00%, 04/01/2041	2,420		2,572
6.50%, 01/01/2028	11		12		4.00%, 11/01/2041	1,248		1,328
6.50%, 03/01/2028	7		8		4.00%, 04/01/2042	1,417		1,508

See accompanying notes.

50

Schedule of Investments
Government & High Quality Bond Account
June 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

Federal National Mortgage Association (FNMA) (continued)					Federal National Mortgage Association (FNMA) (continued)
4.00%, 08/01/2043	$948		$1,010		6.00%, 10/01/2038	$358		$404
4.00%, 10/01/2043	972		1,033		6.50%, 06/01/2016	19		20
4.50%, 12/01/2019	80		85		6.50%, 08/01/2017	35		36
4.50%, 01/01/2020	289		307		6.50%, 11/01/2023	76		86
4.50%, 08/01/2039	965		1,060		6.50%, 05/01/2024	30		34
4.50%, 09/01/2039	1,607		1,756		6.50%, 09/01/2024	35		40
4.50%, 01/01/2041	3,295		3,620		6.50%, 07/01/2025	15		17
4.50%, 08/01/2041	1,416		1,560		6.50%, 08/01/2025	38		42
4.50%, 09/01/2041	2,107		2,285		6.50%, 02/01/2026	12		14
4.50%, 09/01/2043	3,459		3,801		6.50%, 03/01/2026	2		3
4.50%, 09/01/2043	1,449		1,590		6.50%, 05/01/2026	8		9
4.50%, 10/01/2043	1,893		2,079		6.50%, 06/01/2026	4		4
4.50%, 11/01/2043	1,951		2,142		6.50%, 07/01/2028	12		14
5.00%, 01/01/2018	174		184		6.50%, 09/01/2028	21		24
5.00%, 11/01/2018	148		157		6.50%, 02/01/2029	5		6
5.00%, 05/01/2033	2,716		3,079		6.50%, 03/01/2029	12		13
5.00%, 05/01/2034	506		563		6.50%, 04/01/2029	6		6
5.00%, 04/01/2035	345		388		6.50%, 06/01/2031	12		14
5.00%, 04/01/2035	221		248		6.50%, 06/01/2031	19		22
5.00%, 07/01/2035	17		19		6.50%, 09/01/2031	19		21
5.00%, 02/01/2038	742		839		6.50%, 01/01/2032	4		5
5.00%, 03/01/2038	1,196		1,356		6.50%, 04/01/2032	78		88
5.00%, 02/01/2040	3,171		3,574		6.50%, 08/01/2032	25		28
5.00%, 06/01/2040	913		1,015		6.50%, 11/01/2032	39		41
5.00%, 07/01/2040	1,080		1,223		6.50%, 11/01/2032	36		39
5.00%, 07/01/2041	2,436		2,775		6.50%, 12/01/2032	82		92
5.00%, 07/01/2041	1,526		1,706		6.50%, 02/01/2033	66		75
5.50%, 08/01/2017	34		37		6.50%, 07/01/2034	168		196
5.50%, 12/01/2017	51		54		6.50%, 02/01/2036	375		418
5.50%, 01/01/2018	99		105		6.50%, 12/01/2036	152		171
5.50%, 07/01/2019	67		72		6.50%, 07/01/2037	53		60
5.50%, 08/01/2019	16		17		6.50%, 07/01/2037	70		78
5.50%, 08/01/2019	26		28		6.50%, 10/01/2037	1,566		1,765
5.50%, 08/01/2019	12		13		6.50%, 02/01/2038	51		58
5.50%, 08/01/2019	14		15		6.50%, 02/01/2039	455		513
5.50%, 08/01/2019	30		32		7.00%, 01/01/2027	8		9
5.50%, 08/01/2019	102		109		7.00%, 11/01/2027	8		9
5.50%, 09/01/2019	77		82		7.00%, 08/01/2028	38		44
5.50%, 10/01/2019	31		33		7.00%, 12/01/2028	27		31
5.50%, 05/01/2024	84		94		7.00%, 04/01/2029	8		8
5.50%, 05/01/2033	37		42		7.00%, 10/01/2029	40		45
5.50%, 06/01/2033	181		204		7.00%, 05/01/2031	5		5
5.50%, 06/01/2033	141		159		7.00%, 11/01/2031	107		121
5.50%, 09/01/2033	856		975		7.50%, 04/01/2022	2		2
5.50%, 02/01/2034	651		716		7.50%, 07/01/2027	2		2
5.50%, 09/01/2035	965		1,090		7.50%, 11/01/2029	27		29
5.50%, 11/01/2035	335		375		8.00%, 05/01/2027	36		39
5.50%, 08/01/2036	296		332		8.00%, 09/01/2027	13		14
5.50%, 02/01/2037	20		22		8.00%, 06/01/2030	4		5
5.50%, 03/01/2038	317		359		8.50%, 02/01/2023	1		1
5.50%, 03/01/2038	442		500		8.50%, 10/01/2027	36		37
5.50%, 08/01/2038	263		299		9.00%, 09/01/2030	12		14
6.00%, 08/01/2016	19		19					$110,786
6.00%, 12/01/2016	41		43		Government National Mortgage Association (GNMA) -
6.00%, 08/01/2017	62		64		10.33%
6.00%, 06/01/2022	58		65		3.00%, 04/15/2027	1,444		1,512
6.00%, 03/01/2026	8		9		3.00%, 11/15/2042	1,865		1,883
6.00%, 11/01/2028	25		28		3.00%, 12/15/2042	3,670		3,705
6.00%, 08/01/2031	103		117		3.00%, 02/15/2043	2,794		2,821
6.00%, 12/01/2031	23		26		3.50%, 05/20/2027	992		1,051
6.00%, 01/01/2033	158		179		3.50%, 11/15/2041	2,827		2,945
6.00%, 02/01/2034	55		62		3.50%, 12/20/2041	2,176		2,271
6.00%, 05/01/2037	484		534		3.50%, 01/15/2043	2,212		2,305
6.00%, 07/01/2037	469		529		3.50%, 06/20/2043	1,440		1,503
6.00%, 11/01/2037	114		129		4.00%, 03/20/2040	2,193		2,353
6.00%, 12/01/2037	21		23		4.00%, 08/15/2041	2,058		2,203
6.00%, 03/01/2038	163		183		4.50%, 09/20/2039	1,451		1,590
6.00%, 05/01/2038	398		449		4.50%, 07/15/2040	1,870		2,043
6.00%, 08/01/2038	1,066		1,204		5.00%, 09/15/2033	14		15

See accompanying notes.

51

Schedule of Investments
Government & High Quality Bond Account
June 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA)					Government National Mortgage Association (GNMA)
(continued)					(continued)
5.00%, 02/15/2034	$797		$885		8.00%, 02/15/2027	$1	$1
5.00%, 09/15/2039	132		147				$35,472
5.50%, 07/20/2033	359		405
5.50%, 11/15/2033	69		78		U.S. Treasury - 9.09%
5.50%, 02/20/2034	297		337		1.75%, 10/31/2018	3,000	3,043
5.50%, 03/20/2034	381		428		2.25%, 11/30/2017	8,900	9,250
5.50%, 05/20/2035	347		390		3.13%, 05/15/2021	10,100	10,782
5.50%, 11/15/2038	436		491		4.25%, 11/15/2040	2,900	3,415
5.50%, 01/15/2039	594		671		6.25%, 08/15/2023	3,600	4,749
5.50%, 01/15/2039	159		179				$31,239
5.50%, 03/15/2039	527		595		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
6.00%, 06/20/2024	94		105		OBLIGATIONS		$237,216
6.00%, 06/20/2024	27		30		Total Investments		$342,283
6.00%, 02/20/2026	6		7		Other Assets in Excess of Liabilities, Net - 0.36%		$1,220
6.00%, 04/20/2026	12		13		TOTAL NET ASSETS - 100.00%		$343,503
6.00%, 05/20/2026	7		7
6.00%, 06/20/2026	11		12
6.00%, 06/20/2026	12		14		(a)	Variable Rate. Rate shown is in effect at June 30, 2014.
6.00%, 07/20/2026	9		10		(b)	Security exempt from registration under Rule 144A of the Securities Act of
6.00%, 09/20/2026	10		11		1933. These securities may be resold in transactions exempt from
6.00%, 03/20/2027	25		28		registration, normally to qualified institutional buyers. Unless otherwise
6.00%, 01/20/2028	8		9		indicated, these securities are not considered illiquid. At the end of the
6.00%, 03/20/2028	6		7		period, the value of these securities totaled $22,284 or 6.49% of net
6.00%, 06/20/2028	34		38		assets.
6.00%, 07/20/2028	21		24		(c)	Fair value of these investments is determined in good faith by the
6.00%, 02/20/2029	20		23		Manager under procedures established and periodically reviewed by the
6.00%, 03/20/2029	39		44		Board of Directors. At the end of the period, the fair value of these
6.00%, 07/20/2029	41		46		securities totaled $6,023 or 1.75% of net assets.
6.00%, 05/20/2032 (a)	73		82
6.00%, 07/20/2033	273		309
6.50%, 12/20/2025	16		18		Portfolio Summary (unaudited)
6.50%, 01/20/2026	39		42		Sector		Percent
6.50%, 02/20/2026	18		21		Mortgage Securities		87 .80%
6.50%, 03/20/2031	24		29		Government		9.09%
6.50%, 04/20/2031	26		29		Asset Backed Securities		1.68%
6.50%, 04/20/2034	48		55		Exchange Traded Funds		1.07%
6.50%, 11/15/2038	803		913		Other Assets in Excess of Liabilities, Net		0.36%
7.00%, 01/15/2028	2		2		TOTAL NET ASSETS		100.00%
7.00%, 01/15/2028	3		3
7.00%, 01/15/2028	6		7
7.00%, 01/15/2028	11		13
7.00%, 01/15/2028	2		2
7.00%, 03/15/2028	159		178
7.00%, 05/15/2028	58		64
7.00%, 01/15/2029	19		22
7.00%, 03/15/2029	8		9
7.00%, 05/15/2031	18		21
7.00%, 06/20/2031	17		20
7.00%, 09/15/2031	43		49
7.00%, 06/15/2032	230		262
7.50%, 01/15/2023	1		1
7.50%, 01/15/2023	1		1
7.50%, 01/15/2023	1		1
7.50%, 02/15/2023	3		3
7.50%, 02/15/2023	6		6
7.50%, 03/15/2023	4		4
7.50%, 03/15/2023	1		1
7.50%, 04/15/2023	23		25
7.50%, 06/15/2023	2		2
7.50%, 06/15/2023	7		7
7.50%, 07/15/2023	1		1
7.50%, 09/15/2023	4		5
7.50%, 09/15/2023	4		4
7.50%, 10/15/2023	8		9
7.50%, 11/15/2023	8		8
8.00%, 07/15/2026	2		2
8.00%, 08/15/2026	4		5
8.00%, 01/15/2027	2		2

See accompanying notes.

52

Schedule of Investments
Income Account
June 30, 2014 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value(000	's)		Principal
Computers - 0.00%				BONDS (continued)	Amount (000's) Value (000's)
SONICblue Inc (a),(b)	500,000	$—		Beverages - 1.54%
				Anheuser-Busch InBev Worldwide Inc
Transportation- 0.00%				2.50%, 07/15/2022	$750	$719
Trailer Bridge Inc (a),(b)	1,186	—		7.75%, 01/15/2019	2,000	2,471
				Innovation Ventures LLC / Innovation
				Ventures Finance Corp
TOTAL COMMON STOCKS		$—		9.50%, 08/15/2019(d)	1,250	1,231
INVESTMENT COMPANIES - 4.30%	Shares Held	Value(000	's)			$4,421

Publicly Traded Investment Fund - 4.30%				Biotechnology - 1.47%
BlackRock Liquidity Funds FedFund Portfolio	12,349,421	12,349		Amgen Inc
				3.63%, 05/15/2022	500	515
TOTAL INVESTMENT COMPANIES		$12,349		3.88%, 11/15/2021	2,000	2,111
	Principal			Gilead Sciences Inc
BONDS- 67.57%	Amount (000's)	Value(000	's)	4.40%, 12/01/2021	1,000	1,098
Aerospace & Defense - 0.40%				Laba Royalty Sub LLC
Boeing Co/The				9.00%, 05/15/2029(b),(d)	500	505
8.75%, 08/15/2021	$850	$1,155				$4,229
				Chemicals - 1.22%
Airlines - 0.26%				Airgas Inc
Southwest Airlines Co 1994-A Pass Through				1.65%, 02/15/2018	1,000	992
Trust				4.50%, 09/15/2014	2,000	2,017
9.15%, 07/01/2016	719	740		Eagle Spinco Inc
				4.63%, 02/15/2021	500	496

Automobile Floor Plan Asset Backed Securities - 2.27%						$3,505
Ally Master Owner Trust				Commercial Services - 0.86%
0.60%, 04/15/2018 (c)	2,000	2,004		ERAC USA Finance LLC
CNH Wholesale Master Note Trust				6.38%, 10/15/2017(d)	1,000	1,150
0.75%, 08/15/2019 (c),(d)	2,000	2,006		7.00%, 10/15/2037(d)	1,000	1,310
Ford Credit Floorplan Master Owner Trust A						$2,460
0.53%, 01/15/2018 (c)	1,000	1,002
0.55%, 02/15/2019 (c)	500	500		Computers - 0.58%
Nissan Master Owner Trust Receivables				Apple Inc
0.45%, 02/15/2018 (c)	1,000	1,000		2.40%, 05/03/2023	1,750	1,653
		$6,512
				Diversified Financial Services - 3.74%
Automobile Manufacturers - 0.18%				American Honda Finance Corp
General Motors Co				0.73%, 10/07/2016(c)	500	504
4.88%, 10/02/2023 (d)	500	526
				DVI Inc
				0.00%, 02/01/2004(a),(b),(e)	900	56
Banks- 7.98%				0.00%, 02/01/2004(a),(b),(e)	400	25
Bank of America Corp				Ford Motor Credit Co LLC
5.42%, 03/15/2017	800	880		3.98%, 06/15/2016	3,000	3,170
8.00%, 12/29/2049 (c)	1,000	1,107		General Electric Capital Corp
8.13%, 12/29/2049 (c)	1,000	1,125		1.23%, 03/15/2023(c)	2,000	2,005
Citigroup Inc				5.30%, 02/11/2021	500	569
3.95%, 06/15/2016	2,000	2,110		International Lease Finance Corp
4.50%, 01/14/2022	1,000	1,087		8.75%, 03/15/2017(c)	1,000	1,162
Goldman Sachs Group Inc/The				Jefferies Group LLC
3.63%, 02/07/2016	500	521		5.13%, 04/13/2018	750	822
5.38%, 03/15/2020	2,000	2,266		6.25%, 01/15/2036	1,425	1,491
ING Bank NV				8.50%, 07/15/2019	750	938
5.00%, 06/09/2021 (d)	1,000	1,129				$10,742
JP Morgan Chase & Co
5.13%, 09/15/2014	850	858		Electric - 7.82%
7.90%, 04/29/2049 (c)	1,000	1,117		Exelon Generation Co LLC
Morgan Stanley				6.20%, 10/01/2017	2,000	2,279
5.50%, 07/28/2021	1,000	1,149		GenOn Americas Generation LLC
6.25%, 08/09/2026	850	1,039		8.50%, 10/01/2021	1,250	1,297
PNC Financial Services Group Inc/The				GenOn Energy Inc
6.75%, 07/29/2049 (c)	2,000	2,230		9.88%, 10/15/2020	750	816
SunTrust Bank/Atlanta GA				LG&E and KU Energy LLC
2.75%, 05/01/2023	1,000	960		4.38%, 10/01/2021	1,000	1,071
US Bancorp/MN				Metropolitan Edison Co
				3.50%, 03/15/2023(d)	1,000	995
1.65%, 05/15/2017	3,000	3,046
Wells Fargo & Co				NiSource Finance Corp
7.98%, 12/31/2049 (c)	2,000	2,275		5.25%, 09/15/2017	2,000	2,229
		$22,899		Oncor Electric Delivery Co LLC
				7.00%, 09/01/2022	2,000	2,556

See accompanying notes.

53

Schedule of Investments
Income Account
June 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)				Leisure Products & Services (continued)
PacifiCorp				Royal Caribbean Cruises Ltd
4.95%, 08/15/2014	$775	$779		7.25%, 03/15/2018	$1,000	$1,153
5.25%, 06/15/2035	850	990		Seven Seas Cruises S de RL LLC
6.25%, 10/15/2037	500	650		9.13%, 05/15/2019	1,000	1,091
PPL Energy Supply LLC						$4,015
5.70%, 10/15/2035	2,000	2,103
Solar Star Funding LLC				Lodging - 0.74%
5.38%, 06/30/2035 (d)	1,500	1,560		Boyd Gaming Corp
Southwestern Electric Power Co				9.13%, 12/01/2018	2,000	2,128
3.55%, 02/15/2022	1,000	1,026
5.38%, 04/15/2015	1,275	1,317		Media- 2.50%
TransAlta Corp				21st Century Fox America Inc
4.50%, 11/15/2022	1,750	1,774		6.40%, 12/15/2035	1,000	1,245
Tucson Electric Power Co				8.00%, 10/17/2016	1,000	1,156
3.85%, 03/15/2023	1,000	1,002		Comcast Corp
		$22,444		6.45%, 03/15/2037	2,000	2,551
				Historic TW Inc
Entertainment - 0.18%				9.15%, 02/01/2023	250	346
Greektown Holdings LLC/Greektown				Time Warner Cable Inc
Mothership Corp
8.88%, 03/15/2019 (d)	250	255		6.55%, 05/01/2037	1,500	1,867
Peninsula Gaming LLC / Peninsula Gaming						$7,165
Corp				Mining - 0.62%
8.38%, 02/15/2018 (d)	250	267		Glencore Canada Corp
		$522		6.00%, 10/15/2015	1,675	1,779

Environmental Control - 1.71%
ADS Waste Holdings Inc				Oil & Gas - 5.92%
8.25%, 10/01/2020	1,500	1,616		BG Energy Capital PLC
Republic Services Inc				4.00%, 10/15/2021(d)	2,000	2,122
3.55%, 06/01/2022	1,000	1,034		BP Capital Markets PLC
5.00%, 03/01/2020	2,000	2,240		3.25%, 05/06/2022	1,000	1,013
		$4,890		4.75%, 03/10/2019	2,000	2,243
				Linn Energy LLC / Linn Energy Finance
Forest Products & Paper - 0.76%				Corp
Plum Creek Timberlands LP				6.50%, 05/15/2019	1,000	1,055
4.70%, 03/15/2021	2,000	2,174		Nabors Industries Inc
				5.00%, 09/15/2020	1,000	1,122
Healthcare - Services - 0.73%				Petro-Canada
HCA Inc				9.25%, 10/15/2021	1,075	1,486
7.50%, 11/06/2033	250	266		Phillips 66
HealthSouth Corp				4.30%, 04/01/2022	1,000	1,082
7.25%, 10/01/2018	210	219		Rowan Cos Inc
7.75%, 09/15/2022	802	875		4.88%, 06/01/2022	750	804
Vantage Oncology LLC / Vantage Oncology				5.00%, 09/01/2017	2,000	2,169
Finance Co				W&T Offshore Inc
9.50%, 06/15/2017 (d)	750	743		8.50%, 06/15/2019	1,000	1,080
		$2,103		Whiting Petroleum Corp
				5.75%, 03/15/2021	1,250	1,369
Insurance - 2.84%				XTO Energy Inc
Farmers Insurance Exchange				6.75%, 08/01/2037	1,000	1,435
6.00%, 08/01/2014 (d)	850	854
						$16,980
Fidelity National Financial Inc
6.60%, 05/15/2017	2,500	2,816		Oil & Gas Services - 1.49%
First American Financial Corp				Exterran Partners LP / EXLP Finance Corp
4.30%, 02/01/2023	2,000	2,005		6.00%, 04/01/2021	2,000	2,020
Prudential Financial Inc				Weatherford International Ltd/Bermuda
7.38%, 06/15/2019	1,000	1,238		5.13%, 09/15/2020	2,000	2,240
8.88%, 06/15/2068 (c)	1,000	1,226				$4,260

		$8,139		Other Asset Backed Securities - 1.40%
Iron & Steel - 1.52%				Drug Royalty II LP 2
Allegheny Technologies Inc				3.48%, 07/15/2023(b),(c),(d)	2,000	2,000
5.95%, 01/15/2021	2,000	2,208		PFS Financing Corp
ArcelorMittal				0.65%, 04/17/2017(c),(d)	1,000	1,000
6.00%, 03/01/2021 (c)	2,000	2,165		0.70%, 02/15/2018(c),(d)	1,000	1,001
		$4,373				$4,001

Leisure Products & Services - 1.40%
Carnival Corp
7.20%, 10/01/2023	1,475	1,771

See accompanying notes.

54

Schedule of Investments
Income Account
June 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Packaging & Containers - 0.36%				Telecommunications (continued)
Sealed Air Corp				Qwest Corp
6.88%, 07/15/2033 (d)	$1,000	$1,040		6.75%, 12/01/2021	$3,000	$3,473
						$4,868

Pharmaceuticals - 0.34%				Transportation - 0.78%
AbbVie Inc				Navios Maritime Holdings Inc / Navios
2.90%, 11/06/2022	1,000	967		Maritime Finance II US Inc
				7.38%, 01/15/2022(d)	500	515
Pipelines - 2.46%				Trailer Bridge Inc
				0.00%, 11/15/2015(a),(b)	2,000	—
ANR Pipeline Co				12.23%, 03/31/2017 (b),(c),(e)	1,846	1,734
9.63%, 11/01/2021	1,000	1,410
El Paso Natural Gas Co LLC						$2,249
7.50%, 11/15/2026	2,100	2,717		Trucking & Leasing - 1.11%
Express Pipeline LLC				Penske Truck Leasing Co Lp / PTL Finance
7.39%, 12/31/2019 (d)	945	1,012		Corp
Southeast Supply Header LLC				3.75%, 05/11/2017(d)	3,000	3,188
4.25%, 06/15/2024 (d)	750	763
Southern Natural Gas Co LLC				TOTAL BONDS		$193,853
8.00%, 03/01/2032	850	1,162			Principal
		$7,064		CONVERTIBLE BONDS - 1.50%	Amount (000's)	Value(000	's)

Real Estate - 0.87%				Automobile Parts & Equipment - 1.12%
WEA Finance LLC / WT Finance Aust Pty				Meritor Inc
Ltd				7.88%, 03/01/2026	2,000	3,219
6.75%, 09/02/2019 (d)	2,000	2,493

				Pharmaceuticals - 0.38%
REITS- 9.22%				Omnicare Inc
Alexandria Real Estate Equities Inc				3.25%, 12/15/2035	433	461
4.60%, 04/01/2022	1,250	1,322		3.50%, 02/15/2044	538	609
Arden Realty LP						$1,070
5.25%, 03/01/2015	1,000	1,018		TOTAL CONVERTIBLE BONDS		$4,289
BioMed Realty LP				SENIOR FLOATING RATE INTERESTS -	Principal
3.85%, 04/15/2016	1,000	1,046		0.98%	Amount (000's) Value (000's)
4.25%, 07/15/2022	1,000	1,031
6.13%, 04/15/2020	1,000	1,153		Entertainment - 0.36%
CubeSmart LP				CCM Merger Inc, Term Loan
4.80%, 07/15/2022	1,750	1,883		5.00%, 03/01/2017(c)	$1,022	$1,025
Duke Realty LP
8.25%, 08/15/2019	2,000	2,515
HCP Inc				Transportation - 0.62%
				Trailer Bridge Inc, Term Loan
3.75%, 02/01/2019	1,000	1,065		10.00%, 04/02/2016 (b),(c),(e)	1,775	1,775
6.00%, 03/01/2015	1,675	1,734
Health Care REIT Inc
6.13%, 04/15/2020	1,000	1,162		TOTAL SENIOR FLOATING RATE INTERESTS		$2,800
6.20%, 06/01/2016	1,675	1,838		U.S. GOVERNMENT & GOVERNMENT	Principal
Healthcare Realty Trust Inc				AGENCY OBLIGATIONS - 24.21%	Amount (000's)	Value(000	's)
6.50%, 01/17/2017	2,000	2,249		Federal Home Loan Mortgage Corporation (FHLMC) -
Hospitality Properties Trust				6.59%
4.65%, 03/15/2024	750	786		3.00%, 10/01/2042	$1,857	$1,834
5.00%, 08/15/2022	750	793		3.00%, 10/01/2042	917	906
Kimco Realty Corp				3.00%, 11/01/2042	913	902
6.88%, 10/01/2019	2,000	2,405		3.00%, 12/01/2042	411	406
Simon Property Group LP				3.50%, 10/01/2041	1,165	1,199
10.35%, 04/01/2019	2,000	2,710		3.50%, 04/01/2042	2,415	2,485
Ventas Realty LP / Ventas Capital Corp				3.50%, 04/01/2042	1,572	1,618
3.25%, 08/15/2022	1,750	1,730		4.50%, 08/01/2033	435	472
		$26,440		4.50%, 05/01/2039	931	1,008
				4.50%, 06/01/2039	502	549
Savings & Loans - 0.60%				4.50%, 07/01/2039	1,733	1,894
First Niagara Financial Group Inc				4.50%, 12/01/2040	886	960
6.75%, 03/19/2020	500	578		5.00%, 08/01/2019	310	330
7.25%, 12/15/2021	1,000	1,151		5.00%, 08/01/2035	1,316	1,458
		$1,729		5.00%, 11/01/2035	351	389
				5.00%, 10/01/2038	966	1,055
Telecommunications - 1.70%				5.50%, 11/01/2017	52	55
Corning Inc				5.50%, 01/01/2018	24	26
4.75%, 03/15/2042	750	793		5.50%, 05/01/2031	56	62
6.63%, 05/15/2019	500	602		5.50%, 06/01/2035	149	167
				5.50%, 01/01/2036	326	367
				5.50%, 04/01/2036	178	200

See accompanying notes.

55

Schedule of Investments
Income Account
June 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)
(continued)					U.S. Treasury (continued)
6.00%, 03/01/2031	$35		$40		3.75%, 08/15/2041	$1,000	$1,086
6.00%, 05/01/2032	69		78				$10,616
6.00%, 06/01/2038	309		350		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
6.50%, 06/01/2029	21		24		OBLIGATIONS		$69,463
6.50%, 08/01/2029	23		26		Total Investments		$282,754
7.00%, 01/01/2032	27		30		Other Assets in Excess of Liabilities, Net - 1.44%		$4,119
9.00%, 01/01/2025	5		6		TOTAL NET ASSETS - 100.00%		$286,873
			$18,896

Federal National Mortgage Association (FNMA) - 13.87%					(a) Non-Income Producing Security
3.00%, 03/01/2042	1,588		1,571		(b)	Fair value of these investments is determined in good faith by the
3.00%, 03/01/2042	1,592		1,574		Manager under procedures established and periodically reviewed by the
3.00%, 05/01/2042	859		850		Board of Directors. At the end of the period, the fair value of these
3.00%, 06/01/2042	811		802		securities totaled $6,095 or 2.12% of net assets.
3.00%, 06/01/2042	1,611		1,593		(c)	Variable Rate. Rate shown is in effect at June 30, 2014.
3.00%, 08/01/2042	837		828		(d)	Security exempt from registration under Rule 144A of the Securities Act of
3.50%, 12/01/2040	1,404		1,447		1933. These securities may be resold in transactions exempt from
3.50%, 12/01/2041	526		542		registration, normally to qualified institutional buyers. Unless otherwise
3.50%, 03/01/2042	825		850		indicated, these securities are not considered illiquid. At the end of the
3.50%, 04/01/2042	1,501		1,548		period, the value of these securities totaled $27,665 or 9.64% of net
3.50%, 06/01/2043	1,496		1,542		assets.
4.00%, 03/01/2039	1,181		1,255		(e) Security is Illiquid
4.00%, 08/01/2040	1,000		1,062
4.00%, 09/01/2040	2,118		2,253
4.00%, 11/01/2040	1,063		1,130		Portfolio Summary (unaudited)
4.00%, 10/01/2041	967		1,028		Sector		Percent
4.00%, 10/01/2041	1,247		1,326
4.00%, 11/01/2041	1,504		1,601		Financial		25 .25%
4.00%, 04/01/2042	784		834		Mortgage Securities		20 .51%
4.00%, 11/01/2043	2,396		2,550		Energy		9.87%
4.00%, 02/01/2044	2,844		3,028		Utilities		7.82%
4.50%, 06/01/2039	490		531		Consumer, Non-cyclical		5.32%
4.50%, 08/01/2039	486		531		Industrial		4.98%
4.50%, 05/01/2040	1,539		1,677		Exchange Traded Funds		4.30%
4.50%, 10/01/2040	1,743		1,893		Consumer, Cyclical		4.24%
					Communications		4.20%
4.50%, 12/01/2040	947		1,033		Basic Materials		4.12%
5.00%, 01/01/2018	87		93
5.00%, 08/01/2035	620		689		Government		3.70%
5.00%, 04/01/2039	336		375		Asset Backed Securities		3.67%
5.00%, 12/01/2039	405		453		Technology		0.58%
5.00%, 04/01/2040	997		1,114		Other Assets in Excess of Liabilities, Net		1.44%
5.00%, 06/01/2040	833		936		TOTAL NET ASSETS		100.00%
5.50%, 03/01/2033	76		86
5.50%, 06/01/2033	266		299
5.50%, 02/01/2035	581		657
6.00%, 04/01/2032	61		70
6.50%, 05/01/2031	6		6
6.50%, 04/01/2032	89		100
6.50%, 05/01/2032	41		46
7.00%, 01/01/2030	2		2
			$39,805
Government National Mortgage Association (GNMA) -
0.05%
6.00%, 05/20/2032 (c)	62		70
7.00%, 06/20/2031	60		72
9.00%, 02/15/2025	4		4
			$146

U.S. Treasury - 3.70%
1.38%, 11/30/2018	1,000		997
2.63%, 11/15/2020	2,000		2,078
2.75%, 02/15/2019	1,000		1,055
3.13%, 05/15/2019	2,000		2,145
3.63%, 02/15/2020	2,000		2,200
3.63%, 02/15/2044	1,000		1,055

See accompanying notes.

56

Schedule of Investments
LargeCap Blend Account II
June 30, 2014 (unaudited)

COMMON STOCKS - 98.19%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.06%					Beverages - 2.05%
Interpublic Group of Cos Inc/The	1,434		$28		Brown-Forman Corp	585		$55
Omnicom Group Inc	933		66		Coca-Cola Co/The	16,166		685
			$94		Coca-Cola Enterprises Inc	830		40
					Constellation Brands Inc (a)	604		53
Aerospace & Defense - 2.56%					Dr Pepper Snapple Group Inc	1,991		116
Boeing Co/The	5,154		656		Keurig Green Mountain Inc	666		83
General Dynamics Corp	777		90		Molson Coors Brewing Co	553		41
L-3 Communications Holdings Inc	305		37		Monster Beverage Corp (a)	666		47
Lockheed Martin Corp	639		103		PepsiCo Inc	22,999		2,055
Northrop Grumman Corp	528		63					$3,175
Orbital Sciences Corp (a)	42,520		1,256
Raytheon Co	12,762		1,178		Biotechnology - 2.39%
Rockwell Collins Inc	464		36		Alexion Pharmaceuticals Inc (a)	1,213		190
United Technologies Corp	4,808		555		Amgen Inc	13,834		1,637
			$3,974		Biogen Idec Inc (a)	1,270		401
					Celgene Corp (a)	3,362		289
Agriculture - 0.83%					Gilead Sciences Inc (a)	8,208		680
Altria Group Inc	5,353		224		Incyte Corp Ltd (a)	400		23
Archer-Daniels-Midland Co	3,869		171		Intercept Pharmaceuticals Inc (a)	75		18
Lorillard Inc	1,309		80		Regeneron Pharmaceuticals Inc (a)	1,331		375
Philip Morris International Inc	9,683		816		Vertex Pharmaceuticals Inc (a)	1,000		95
			$1,291					$3,708

Airlines - 0.44%					Building Materials - 0.96%
American Airlines Group Inc (a)	4,800		206
					Eagle Materials Inc	13,610		1,283
Delta Air Lines Inc	7,934		307		Martin Marietta Materials Inc	700		93
Southwest Airlines Co	2,538		68		Vulcan Materials Co	1,846		117
United Continental Holdings Inc (a)	2,500		103
								$1,493
			$684
					Chemicals - 2.23%
Apparel - 0.35%					Air Products & Chemicals Inc	436		56
Hanesbrands Inc	700		69		Airgas Inc	1,100		120
Michael Kors Holdings Ltd (a)	648		57
					Celanese Corp	1,900		122
Nike Inc	4,301		334		CF Industries Holdings Inc	189		45
Under Armour Inc (a)	581		35
					Dow Chemical Co/The	4,013		207
VF Corp	850		53		Eastman Chemical Co	530		46
			$548		Ecolab Inc	11,729		1,306
Automobile Manufacturers - 0.34%					EI du Pont de Nemours & Co	1,925		126
Ford Motor Co	9,337		161		FMC Corp	459		33
General Motors Co	8,812		320		International Flavors & Fragrances Inc	281		29
PACCAR Inc	846		53		LyondellBasell Industries NV	2,425		237
			$534		Monsanto Co	2,858		356
					Mosaic Co/The	1,173		58
Automobile Parts & Equipment - 1.84%					Potash Corp of Saskatchewan Inc	1,100		42
BorgWarner Inc	824		54		PPG Industries Inc	433		91
Delphi Automotive PLC	3,508		241		Praxair Inc	1,906		253
Goodyear Tire & Rubber Co/The	996		28		RPM International Inc	600		28
Johnson Controls Inc	49,444		2,469		Sherwin-Williams Co/The	1,308		271
TRW Automotive Holdings Corp (a)	700		62		Sigma-Aldrich Corp	412		42
			$2,854					$3,468

Banks - 7.52%					Coal - 0.04%
Bank of America Corp	49,885		766		Consol Energy Inc	1,328		61
Bank of New York Mellon Corp/The	2,364		89
BB&T Corp	1,452		57
Capital One Financial Corp	1,408		116		Commercial Services - 1.04%
Citigroup Inc	60,302		2,840		ADT Corp/The	689		24
					Alliance Data Systems Corp (a)	192		54
Comerica Inc	658		33
Goldman Sachs Group Inc/The	876		147		Automatic Data Processing Inc	9,370		743
JP Morgan Chase & Co	49,024		2,825		Cintas Corp	347		22
KeyCorp	3,087		44		Equifax Inc	418		30
M&T Bank Corp	400		50		Iron Mountain Inc	1,900		67
Morgan Stanley	10,123		327		MasterCard Inc	6,641		488
Northern Trust Corp	2,300		148		McGraw Hill Financial Inc	500		42
					Quanta Services Inc (a)	1,943		67
PNC Financial Services Group Inc/The	1,337		119
Regions Financial Corp	5,132		55		Robert Half International Inc	497		24
State Street Corp	4,497		302		Total System Services Inc	597		19
SunTrust Banks Inc	1,895		76		Western Union Co/The	1,901		33
US Bancorp/MN	7,273		315					$1,613
Wells Fargo & Co	64,116		3,370		Computers - 4.06%
			$11,679		Accenture PLC - Class A	3,109		251
					Apple Inc	48,016		4,462

See accompanying notes.

57

Schedule of Investments
LargeCap Blend Account II
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Computers (continued)					Electric (continued)
Cognizant Technology Solutions Corp (a)	3,072		$150		Pinnacle West Capital Corp	378		$22
Computer Sciences Corp	526		33		PPL Corp	2,280		81
EMC Corp/MA	4,700		124		Public Service Enterprise Group Inc	1,830		75
Hewlett-Packard Co	4,397		148		SCANA Corp	483		26
International Business Machines Corp	3,540		642		Southern Co/The	1,815		82
NetApp Inc	1,173		43		TECO Energy Inc	741		14
SanDisk Corp	1,224		128		Wisconsin Energy Corp	780		37
Seagate Technology PLC	1,188		67		Xcel Energy Inc	1,801		58
Western Digital Corp	2,760		255					$2,848

			$6,303		Electrical Components & Equipment - 0.21%
Consumer Products - 0.40%					AMETEK Inc	885		46
Avery Dennison Corp	333		17		Emerson Electric Co	1,674		111
Kimberly-Clark Corp	5,409		602		Energizer Holdings Inc	900		110
			$619		Hubbell Inc	500		62

Cosmetics & Personal Care - 0.94%								$329
Avon Products Inc	6,500		95		Electronics - 2.68%
Colgate-Palmolive Co	2,513		172		Agilent Technologies Inc	3,100		178
Estee Lauder Cos Inc/The	2,224		165		FLIR Systems Inc	509		18
Procter & Gamble Co/The	13,033		1,024		Garmin Ltd	423		26
			$1,456		Honeywell International Inc	18,117		1,684
					Jabil Circuit Inc	637		13
Distribution & Wholesale - 0.13%					PerkinElmer Inc	393		18
Fastenal Co	600		30		TE Connectivity Ltd	951		59
Fossil Group Inc (a)	169		17
					Thermo Fisher Scientific Inc	10,484		1,237
Genuine Parts Co	555		49		Trimble Navigation Ltd (a)	1,400		52
WW Grainger Inc	400		102		Tyco International Ltd	18,640		850
			$198		Waters Corp (a)	301		31
Diversified Financial Services - 2.79%								$4,166
American Express Co	15,569		1,477		Engineering & Construction - 0.28%
Ameriprise Financial Inc	1,370		164		Fluor Corp	562		43
BlackRock Inc	662		212		Granite Construction Inc	8,860		319
Charles Schwab Corp/The	27,706		746		Jacobs Engineering Group Inc (a)	1,352		72
CME Group Inc/IL	1,558		111					$434
Discover Financial Services	3,658		227
E*Trade Financial Corp (a)	4,621		99		Environmental Control - 0.02%
Franklin Resources Inc	839		49		Stericycle Inc (a)	301		36
Intercontinental Exchange Inc	700		132
Invesco Ltd	1,200		45
Legg Mason Inc	378		19		Food - 2.52%
LPL Financial Holdings Inc	1,200		60		Danone SA ADR	60,526		904
					General Mills Inc	3,813		200
NASDAQ OMX Group Inc/The	422		16		Hershey Co/The	524		51
Navient Corp	1,548		27
Och-Ziff Capital Management Group LLC	2,600		36		Hormel Foods Corp	463		23
Santander Consumer USA Holdings Inc	1,500		29		JM Smucker Co/The	362		38
					Kellogg Co	3,228		212
T Rowe Price Group Inc	645		54		Kraft Foods Group Inc	1,473		88
TD Ameritrade Holding Corp	2,300		72
Visa Inc	3,555		749		Kroger Co/The	1,229		61
					McCormick & Co Inc/MD	9,970		714
			$4,324		Mondelez International Inc	9,933		374
Electric - 1.84%					Nestle SA ADR	12,750		990
AES Corp/VA	12,559		195		Sysco Corp	3,919		147
Ameren Corp	849		35		Tyson Foods Inc	935		35
American Electric Power Co Inc	3,851		215		Whole Foods Market Inc	2,100		81
Calpine Corp (a)	2,900		69					$3,918
CMS Energy Corp	3,216		101
Consolidated Edison Inc	1,059		61		Forest Products & Paper - 0.12%
Dominion Resources Inc/VA	1,371		98		International Paper Co	3,585		181
DTE Energy Co	640		50
Duke Energy Corp	1,473		109		Gas - 0.82%
Edison International	1,178		68		AGL Resources Inc	409		22
Entergy Corp	1,845		151		CenterPoint Energy Inc	3,400		87
Exelon Corp	15,656		571		NiSource Inc	4,497		177
FirstEnergy Corp	1,801		63		Sempra Energy	9,391		984
Integrys Energy Group Inc	274		19					$1,270
NextEra Energy Inc	1,018		104
Northeast Utilities	2,282		108		Hand & Machine Tools - 0.08%
NRG Energy Inc	6,175		230		Snap-on Inc	200		24
Pepco Holdings Inc	887		24		Stanley Black & Decker Inc	1,162		102
PG&E Corp	3,800		182					$126

See accompanying notes.

58

Schedule of Investments
LargeCap Blend Account II
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Products - 0.94%					Internet (continued)
Baxter International Inc	1,119		$81		Google Inc - A Shares (a)	3,933		$2,300
Becton Dickinson and Co	1,261		150		Google Inc - C Shares (a)	3,932		2,262
Boston Scientific Corp (a)	8,787		112		LinkedIn Corp (a)	100		17
CareFusion Corp (a)	1,700		75		Netflix Inc (a)	544		239
Covidien PLC	2,338		211		Priceline Group Inc/The (a)	334		402
CR Bard Inc	272		39		Splunk Inc (a)	11,530		638
DENTSPLY International Inc	1,912		90		TripAdvisor Inc (a)	400		43
Edwards Lifesciences Corp (a)	387		33		VeriSign Inc (a)	2,343		115
Intuitive Surgical Inc (a)	110		45		Yahoo! Inc (a)	2,430		85
Medtronic Inc	2,412		154					$9,037
Patterson Cos Inc	296		12
St Jude Medical Inc	2,305		160		Iron & Steel - 0.05%
Stryker Corp	2,315		195		Nucor Corp	1,200		59
Varian Medical Systems Inc (a)	367		30		United States Steel Corp	506		13
Zimmer Holdings Inc	612		64					$72
			$1,451		Leisure Products & Services - 0.74%
Healthcare - Services - 1.28%					Carnival Corp	2,200		83
Aetna Inc	2,798		227		Harley-Davidson Inc	15,325		1,070
Cigna Corp	659		61					$1,153
Humana Inc	1,245		159		Lodging - 0.93%
Quest Diagnostics Inc	511		30		Hilton Worldwide Holdings Inc (a)	1,900		44
UnitedHealth Group Inc	15,903		1,300		Las Vegas Sands Corp	1,200		91
WellPoint Inc	1,882		202		Marriott International Inc/DE	773		50
			$1,979		Starwood Hotels & Resorts Worldwide Inc	13,193		1,066
Home Builders - 0.04%					Wyndham Worldwide Corp	448		34
Lennar Corp	1,300		55		Wynn Resorts Ltd	792		165
								$1,450

Home Furnishings - 0.04%					Machinery - Construction & Mining - 0.67%
Harman International Industries Inc	232		25		Caterpillar Inc	9,417		1,023
Whirlpool Corp	270		37		Joy Global Inc	366		23
			$62					$1,046

Housewares - 0.02%					Machinery - Diversified - 1.20%
Newell Rubbermaid Inc	989		31		Cummins Inc	1,123		173
					Deere & Co	884		80
					Flowserve Corp	6,290		467
Insurance - 4.26%					Rockwell Automation Inc	7,851		983
ACE Ltd	828		86		Roper Industries Inc	757		111
Aflac Inc	1,121		70		Xylem Inc/NY	1,035		41
Allstate Corp/The	1,099		65					$1,855
American International Group Inc	3,598		196
Aon PLC	720		65		Media - 3.64%
Assurant Inc	251		16		Cablevision Systems Corp	749		13
Berkshire Hathaway Inc - Class A (a)	6		1,139		CBS Corp	1,345		84
Berkshire Hathaway Inc - Class B (a)	5,723		724		Comcast Corp - Class A	10,638		571
Chubb Corp/The	604		56		DIRECTV (a)	2,135		181
Cincinnati Financial Corp	532		26		Discovery Communications Inc - C Shares (a)	1,250		91
CNA Financial Corp	1,300		53		Gannett Co Inc	784		25
Fidelity National Financial Inc	2,000		65		Graham Holdings Co	15		11
Genworth Financial Inc (a)	1,702		30		News Corp (a)	7,100		127
Hartford Financial Services Group Inc/The	1,565		56		Scripps Networks Interactive Inc	377		31
Lincoln National Corp	953		49		Time Inc (a)	265		6
Loews Corp	800		35		Time Warner Cable Inc	2,490		367
Marsh & McLennan Cos Inc	5,041		261		Time Warner Inc	2,124		149
MetLife Inc	51,692		2,872		Twenty-First Century Fox Inc - A Shares	12,740		448
Progressive Corp/The	7,280		184		Twenty-First Century Fox Inc - B Shares	41,320		1,414
Prudential Financial Inc	1,137		101		Viacom Inc	3,254		282
Torchmark Corp	312		26		Walt Disney Co/The	21,660		1,857
Travelers Cos Inc/The	866		81					$5,657
Unum Group	899		31		Metal Fabrication & Hardware - 0.17%
XL Group PLC	9,974		327		Precision Castparts Corp	1,046		264
			$6,614

Internet - 5.82%					Mining - 0.18%
Amazon.com Inc (a)	1,985		645
eBay Inc (a)	3,497		175		Alcoa Inc	4,234		63
Equinix Inc (a)	100		21		Barrick Gold Corp	1,400		26
					Freeport-McMoRan Copper & Gold Inc	5,346		195
Expedia Inc	369		29					$284
F5 Networks Inc (a)	273		30
Facebook Inc (a)	30,253		2,036

See accompanying notes.

59

Schedule of Investments
LargeCap Blend Account II
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Miscellaneous Manufacturing - 2.53%					Pharmaceuticals (continued)
3M Co	3,520		$505		Actavis PLC (a)	1,068		$238
Danaher Corp	5,426		427		Allergan Inc/United States	2,019		342
Dover Corp	614		56		Bristol-Myers Squibb Co	14,493		703
Eaton Corp PLC	1,147		89		Cardinal Health Inc	1,015		70
General Electric Co	71,700		1,884		Eli Lilly & Co	2,361		147
Illinois Tool Works Inc	934		82		Express Scripts Holding Co (a)	1,852		128
Ingersoll-Rand PLC	1,422		89		Forest Laboratories Inc (a)	488		48
Leggett & Platt Inc	502		17		Johnson & Johnson	29,980		3,136
Pall Corp	389		33		McKesson Corp	1,746		325
Parker Hannifin Corp	539		68		Mead Johnson Nutrition Co	728		68
Pentair PLC	7,052		508		Merck & Co Inc	54,252		3,138
Textron Inc	4,520		173		Mylan Inc/PA (a)	1,344		69
			$3,931		Novartis AG ADR	1,300		118
					Perrigo Co PLC	700		102
Office & Business Equipment - 0.05%					Pfizer Inc	69,531		2,064
Pitney Bowes Inc	695		19		Roche Holding AG ADR	13,940		520
Xerox Corp	4,027		50		Zoetis Inc	2,000		65
			$69					$12,127

Oil & Gas - 7.05%					Pipelines - 0.19%
Anadarko Petroleum Corp	3,238		355		Kinder Morgan Inc/DE	1,386		50
Apache Corp	3,132		315		Spectra Energy Corp	3,879		165
Chesapeake Energy Corp	3,130		97		Williams Cos Inc/The	1,406		82
Chevron Corp	7,777		1,016					$297
Cimarex Energy Co	3,410		489
Concho Resources Inc (a)	510		74		Real Estate - 0.02%
ConocoPhillips	4,140		355		CBRE Group Inc (a)	959		31
Continental Resources Inc/OK (a)	125		20
Denbury Resources Inc	1,261		23
Devon Energy Corp	912		72		REITS - 1.81%
EOG Resources Inc	1,139		133		American Tower Corp	10,314		928
					AvalonBay Communities Inc	1,349		191
EQT Corp	1,100		118		Crown Castle International Corp	2,610		194
Exxon Mobil Corp	34,565		3,480
Helmerich & Payne Inc	388		45		Equity Residential	1,214		77
Hess Corp	11,633		1,151		Essex Property Trust Inc	222		41
					Federal Realty Investment Trust	600		73
Marathon Oil Corp	1,625		65		General Growth Properties Inc	3,085		72
Marathon Petroleum Corp	614		48
Murphy Oil Corp	1,405		93		HCP Inc	1,653		68
					Health Care REIT Inc	1,048		66
Nabors Industries Ltd	942		28		Host Hotels & Resorts Inc	2,736		60
Noble Corp PLC	872		29
Noble Energy Inc	750		58		Kimco Realty Corp	1,411		32
					Macerich Co/The	498		33
Occidental Petroleum Corp	17,084		1,753		Plum Creek Timber Co Inc	640		29
Phillips 66	3,699		298
Pioneer Natural Resources Co	1,093		251		Prologis Inc	1,770		73
					Public Storage	603		103
Range Resources Corp	1,500		130		Simon Property Group Inc	2,017		336
Rowan Cos PLC	440		14
Royal Dutch Shell PLC ADR	1,900		156		SL Green Realty Corp	200		22
Southwestern Energy Co (a)	1,276		58		Ventas Inc	1,064		68
Talisman Energy Inc	4,300		46		Vornado Realty Trust	1,929		206
Valero Energy Corp	2,359		118		Weyerhaeuser Co	4,221		140
WPX Energy Inc (a)	2,466		59					$2,812
			$10,947		Retail - 6.16%
					Advance Auto Parts Inc	6,640		896
Oil & Gas Services - 2.09%					AutoNation Inc (a)	222		13
Baker Hughes Inc	1,634		122		AutoZone Inc (a)	271		146
Cameron International Corp (a)	12,518		848
					Bed Bath & Beyond Inc (a)	740		43
Core Laboratories NV	200		33		Best Buy Co Inc	940		29
Halliburton Co	19,140		1,360		CarMax Inc (a)	3,500		182
National Oilwell Varco Inc	2,127		174		Chipotle Mexican Grill Inc (a)	322		190
Schlumberger Ltd	6,008		709		Coach Inc	966		33
			$3,246		Costco Wholesale Corp	2,316		267
Packaging & Containers - 0.11%					CVS Caremark Corp	38,124		2,873
Ball Corp	1,698		106		Dollar General Corp (a)	1,665		95
Bemis Co Inc	355		15		Dollar Tree Inc (a)	2,617		143
Owens-Illinois Inc (a)	567		20		GameStop Corp	402		16
Sealed Air Corp	675		23		Gap Inc/The	912		38
			$164		Home Depot Inc/The	5,970		484
					Kohl's Corp	2,293		121
Pharmaceuticals - 7.81%					L Brands Inc	1,800		106
Abbott Laboratories	7,820		320		Lowe's Cos Inc	4,921		236
AbbVie Inc	9,329		526		Macy's Inc	2,189		127

See accompanying notes.

60

Schedule of Investments
LargeCap Blend Account II
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Retail (continued)					Transportation (continued)
McDonald's Corp	3,255		$328		CSX Corp	2,409		$74
Nordstrom Inc	517		35		FedEx Corp	2,064		312
O'Reilly Automotive Inc (a)	384		58		Norfolk Southern Corp	735		76
PetSmart Inc	358		21		Union Pacific Corp	2,192		219
PVH Corp	300		35		United Parcel Service Inc	2,676		275
Rite Aid Corp (a)	8,700		62					$1,742
Ross Stores Inc	2,477		163		TOTAL COMMON STOCKS			$152,432
Staples Inc	2,352		26		INVESTMENT COMPANIES - 1.76%	Shares Held	Value	(000	's)
Starbucks Corp	4,151		321
Target Corp	2,603		151		Publicly Traded Investment Fund - 1.76%
Tim Hortons Inc	700		38		BlackRock Liquidity Funds TempFund	2,073,576		2,074
TJX Cos Inc/The	24,274		1,290		Portfolio
Tractor Supply Co	488		30		Goldman Sachs Financial Square Funds -	476,479		476
Walgreen Co	3,840		285		Money Market Fund
Wal-Mart Stores Inc	7,962		598		JP Morgan Prime Money Market Fund	174,476		175
Yum! Brands Inc	1,061		86					$2,725
			$9,565		TOTAL INVESTMENT COMPANIES			$2,725
					Total Investments			$155,157
Semiconductors - 2.05%					Other Assets in Excess of Liabilities, Net - 0.05%			$79
Altera Corp	2,700		94		TOTAL NET ASSETS - 100.00%			$155,236
Applied Materials Inc	13,877		313
ASML Holding NV - NY Reg Shares	11,517		1,074
Atmel Corp (a)	4,100		38		(a) Non-Income Producing Security
Broadcom Corp	4,000		149
First Solar Inc (a)	255		18
Intel Corp	11,535		356
Lam Research Corp	2,900		196		Portfolio Summary (unaudited)
Micron Technology Inc (a)	2,425		80		Sector			Percent
Qualcomm Inc	8,823		699		Consumer, Non-cyclical			20 .23%
Texas Instruments Inc	2,550		122		Financial			16 .40%
Xilinx Inc	940		44		Industrial			12 .59%
			$3,183		Communications			11 .63%
					Technology			11 .62%
Software - 5.49%					Consumer, Cyclical			11 .11%
Adobe Systems Inc (a)	968		70		Energy			9.37%
Akamai Technologies Inc (a)	1,300		79		Utilities			2.66%
Autodesk Inc (a)	3,900		220		Basic Materials			2.58%
CA Inc	1,118		32		Exchange Traded Funds			1.76%
Citrix Systems Inc (a)	8,551		535		Investments Sold Short			0.00%
Dun & Bradstreet Corp/The	131		14		Other Assets in Excess of Liabilities, Net			0.05%
Fidelity National Information Services Inc	1,700		93		TOTAL NET ASSETS			100.00%
Fiserv Inc (a)	920		56
Intuit Inc	708		57
Microsoft Corp	96,544		4,026
Oracle Corp	31,964		1,295
Paychex Inc	1,172		49
Red Hat Inc (a)	17,905		990
Salesforce.com Inc (a)	1,141		66
VMware Inc (a)	9,660		935
			$8,517

Telecommunications - 2.11%
AT&T Inc	21,209		750
CenturyLink Inc	1,202		44
Cisco Systems Inc	22,608		562
Corning Inc	3,036		67
Frontier Communications Corp	3,614		21
Harris Corp	368		28
Juniper Networks Inc (a)	1,712		42
Motorola Solutions Inc	1,300		87
T-Mobile US Inc (a)	2,300		77
Verizon Communications Inc	32,303		1,580
Windstream Holdings Inc	2,155		21
			$3,279

Toys, Games & Hobbies - 0.08%
Hasbro Inc	421		23
Mattel Inc	2,700		105
			$128

Transportation - 1.12%
CH Robinson Worldwide Inc	12,330		786

See accompanying notes.

61

Schedule of Investments
LargeCap Blend Account II
June 30, 2014 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
S&P 500 Emini; September 2014	Long	32	$3,079		$3,124	$45
Total						$45
Amounts in thousands except contracts

Short Sales Outstanding

COMMON STOCKS - 0.00%	Shares	Value (000's)
Oil & Gas - 0.00%
Seventy Seven Energy Inc (a)	42	$1

TOTAL COMMON STOCKS (proceeds $1)		$1
TOTAL SHORT SALES (proceeds $1)		$1

(a) Non-Income Producing Security

See accompanying notes.

62

Schedule of Investments
LargeCap Growth Account
June 30, 2014 (unaudited)

COMMON STOCKS - 96.93%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Airlines - 3.94%					Leisure Products & Services - 1.28%
Delta Air Lines Inc	97,014		$3,756		Royal Caribbean Cruises Ltd	28,262		$1,571
United Continental Holdings Inc (a)	26,555		1,091

			$4,847		Lodging - 2.54%
Apparel - 5.46%					Las Vegas Sands Corp	40,960		3,122
Michael Kors Holdings Ltd (a)	19,726		1,749
Nike Inc	48,874		3,790		Oil & Gas - 5.88%
Under Armour Inc (a)	19,826		1,179
					Continental Resources Inc/OK (a)	8,503		1,344
			$6,718		Occidental Petroleum Corp	19,729		2,025
Automobile Parts & Equipment - 1.56%					Pioneer Natural Resources Co	16,825		3,866
Johnson Controls Inc	38,475		1,921					$7,235
					Oil & Gas Services - 3.83%
Banks - 2.02%					Halliburton Co	53,363		3,789
Morgan Stanley	76,700		2,480		Weatherford International PLC (a)	39,800		916
								$4,705

Beverages - 1.83%					Pharmaceuticals - 7.75%
Constellation Brands Inc (a)	15,396		1,357		Actavis PLC (a)	11,622		2,592
Monster Beverage Corp (a)	12,644		898		Bristol-Myers Squibb Co	39,987		1,940
			$2,255		McKesson Corp	13,576		2,528
					Valeant Pharmaceuticals International Inc (a)	19,556		2,466
Biotechnology - 9.09%								$9,526
Biogen Idec Inc (a)	16,124		5,084
Gilead Sciences Inc (a)	61,906		5,133		Retail - 8.28%
Illumina Inc (a)	5,401		964		Brinker International Inc	23,235		1,130
			$11,181		Chipotle Mexican Grill Inc (a)	2,244		1,330
					Home Depot Inc/The	30,515		2,470
Building Materials - 1.50%					Starbucks Corp	45,144		3,493
Masco Corp	82,859		1,840		Tiffany & Co	6,700		672
					Ulta Salon Cosmetics & Fragrance Inc (a)	11,935		1,091
Chemicals - 4.97%								$10,186
LyondellBasell Industries NV	23,967		2,340
PPG Industries Inc	17,973		3,777		Semiconductors - 3.03%
					Lam Research Corp	26,479		1,789
			$6,117		NXP Semiconductor NV (a)	29,200		1,933
Commercial Services - 4.05%								$3,722
FleetCor Technologies Inc (a)	12,507		1,649
					Software - 3.94%
MasterCard Inc	45,398		3,335		Salesforce.com Inc (a)	22,551		1,310
			$4,984		ServiceNow Inc (a)	21,993		1,363
Computers - 5.02%					Tableau Software Inc (a)	9,700		692
Apple Inc	66,422		6,173		Workday Inc (a)	16,453		1,478
								$4,843

Cosmetics & Personal Care - 1.90%					Transportation - 2.12%
Estee Lauder Cos Inc/The	31,549		2,343		Canadian Pacific Railway Ltd	14,413		2,611

Diversified Financial Services - 6.88%					TOTAL COMMON STOCKS			$119,211
American Express Co	27,700		2,628		INVESTMENT COMPANIES - 3.16%	Shares Held	Value	(000	's)
Discover Financial Services	44,910		2,783		Publicly Traded Investment Fund - 3.16%
Visa Inc	14,460		3,047		BlackRock Liquidity Funds FedFund Portfolio	3,888,588		3,889
			$8,458

Electronics - 0.66%					TOTAL INVESTMENT COMPANIES			$3,889
Garmin Ltd	13,300		810		Total Investments			$123,100
					Liabilities in Excess of Other Assets, Net - (0.09)%			$(116)
					TOTAL NET ASSETS - 100.00%			$122,984
Healthcare - Products - 1.37%
Boston Scientific Corp (a)	131,864		1,684
					(a) Non-Income Producing Security
Healthcare - Services - 0.24%
Brookdale Senior Living Inc (a)	8,800		293

Internet - 7.79%
Amazon.com Inc (a)	4,342		1,410
Facebook Inc (a)	37,482		2,522
Google Inc - A Shares (a)	4,422		2,585
Priceline Group Inc/The (a)	1,490		1,793
Splunk Inc (a)	23,062		1,276
			$9,586

See accompanying notes.

63

Schedule of Investments
LargeCap Growth Account
June 30, 2014 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	26 .23%
Consumer, Cyclical	23 .06%
Technology	11 .99%
Energy	9.71%
Financial	8.90%
Communications	7.79%
Basic Materials	4.97%
Industrial	4.28%
Exchange Traded Funds	3.16%
Liabilities in Excess of Other Assets, Net	(0.09)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

64

Schedule of Investments
MidCap Account
June 30, 2014 (unaudited)

COMMON STOCKS - 99.91%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Aerospace & Defense - 1.17%				Holding Companies - Diversified - 1.29%
Rockwell Collins Inc	50,352	$3,934		Leucadia National Corp	325,029	$8,522
TransDigm Group Inc	22,687	3,795

		$7,729		Insurance - 12.08%
Banks - 1.82%				Alleghany Corp (a)	7,856	3,442
BankUnited Inc	40,844	1,367		Aon PLC	125,441	11,301
CIT Group Inc	71,923	3,291		Arch Capital Group Ltd (a)	57,776	3,319
M&T Bank Corp	59,314	7,358		Brown & Brown Inc	260,054	7,986
		$12,016		Fidelity National Financial Inc	196,013	6,421
				Loews Corp	291,261	12,818
Building Materials - 1.21%				Markel Corp (a)	26,896	17,634
Martin Marietta Materials Inc	60,470	7,985		Progressive Corp/The	245,138	6,217
				White Mountains Insurance Group Ltd	9,361	5,696
Chemicals - 4.93%				Willis Group Holdings PLC	112,123	4,855
Air Products & Chemicals Inc	109,013	14,021				$79,689
Airgas Inc	69,953	7,619		Internet - 4.36%
Ashland Inc	70,185	7,632		Liberty Interactive Corp (a)	446,184	13,100
Ecolab Inc	29,039	3,233		Liberty Ventures (a)	83,268	6,145
		$32,505		VeriSign Inc (a)	195,262	9,531
Commercial Services - 6.76%						$28,776
Ascent Capital Group Inc (a)	18,448	1,218
				Lodging - 1.49%
KAR Auction Services Inc	241,907	7,710		Wyndham Worldwide Corp	66,337	5,023
Live Nation Entertainment Inc (a)	213,625	5,274
				Wynn Resorts Ltd	22,991	4,772
Macquarie Infrastructure Co LLC	74,787	4,665				$9,795
McGraw Hill Financial Inc	72,278	6,001
Moody's Corp	128,359	11,252		Media - 7.32%
Robert Half International Inc	71,176	3,398		Discovery Communications Inc - C Shares (a)	173,349	12,583
Verisk Analytics Inc (a)	84,276	5,058		FactSet Research Systems Inc	26,906	3,236
		$44,576		Liberty Global PLC - A Shares (a)	94,334	4,172
				Liberty Global PLC - C Shares (a)	228,035	9,648
Computers - 0.97%				Liberty Media Corp (a)	125,722	17,184
MICROS Systems Inc (a)	94,181	6,395
				Tribune Co (a)	16,823	1,431
						$48,254
Distribution & Wholesale - 1.99%				Miscellaneous Manufacturing - 1.08%
Fastenal Co	115,663	5,724		Colfax Corp (a)	68,370	5,096
HD Supply Holdings Inc (a)	81,990	2,327
WW Grainger Inc	19,836	5,044		Donaldson Co Inc	47,931	2,029
		$13,095				$7,125
				Oil & Gas - 3.91%
Diversified Financial Services - 2.34%				Cimarex Energy Co	54,058	7,755
Charles Schwab Corp/The	292,825	7,886
LPL Financial Holdings Inc	67,452	3,355		EOG Resources Inc	81,620	9,538
Navient Corp	159,843	2,831		Hess Corp	86,115	8,516
SLM Corp	162,946	1,354				$25,809
		$15,426		Pharmaceuticals - 3.46%
				Mead Johnson Nutrition Co	90,971	8,476
Electric - 1.61%				Valeant Pharmaceuticals International Inc (a)	113,611	14,328
Brookfield Infrastructure Partners LP	137,428	5,734
Brookfield Renewable Energy Partners LP/CA	49,888	1,478				$22,804
Calpine Corp (a)	142,466	3,392		Pipelines - 4.12%
		$10,604		Kinder Morgan Inc/DE	258,996	9,391
				Kinder Morgan Inc/DE - Warrants (a)	88,899	247
Electronics - 2.04%
Sensata Technologies Holding NV (a)	119,616	5,596		Williams Cos Inc/The	301,150	17,530
Tyco International Ltd	171,823	7,835				$27,168
		$13,431		Private Equity - 0.69%
Gas - 0.41%				Onex Corp	73,436	4,553
National Fuel Gas Co	34,724	2,719
				Real Estate - 6.53%
				Brookfield Asset Management Inc	553,962	24,385
Healthcare - Products - 3.08%				Brookfield Property Partners LP	82,640	1,725
Becton Dickinson and Co	56,917	6,733		CBRE Group Inc (a)	208,767	6,689
CR Bard Inc	56,747	8,116		Forest City Enterprises Inc (a)	286,094	5,684
DENTSPLY International Inc	115,784	5,482		Howard Hughes Corp/The (a)	29,118	4,596
		$20,331				$43,079
Healthcare - Services - 1.37%
Laboratory Corp of America Holdings (a)	88,455	9,058		REITS - 1.85%
				Crown Castle International Corp	142,568	10,587
				General Growth Properties Inc	69,009	1,626
						$12,213

See accompanying notes.

65

Schedule of Investments MidCap Account June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Retail - 11.78%
AutoZone Inc (a)	19,005	$10,191
Burger King Worldwide Inc	312,621	8,510
CarMax Inc (a)	151,258	7,867
Copart Inc (a)	219,223	7,883
Dollar General Corp (a)	132,950	7,626
O'Reilly Automotive Inc (a)	142,167	21,410
TJX Cos Inc/The	267,668	14,227
		$77,714

Semiconductors - 1.39%
Microchip Technology Inc	188,151	9,184

Software - 4.06%
Adobe Systems Inc (a)	78,985	5,715
Fidelity National Information Services Inc	169,340	9,270
Intuit Inc	106,242	8,555
MSCI Inc (a)	71,226	3,266
		$26,806

Telecommunications - 3.35%
EchoStar Corp (a)	97,146	5,143
Motorola Solutions Inc	158,413	10,546
SBA Communications Corp (a)	62,752	6,419
		$22,108

Textiles - 1.13%
Mohawk Industries Inc (a)	53,697	7,428

Transportation - 0.32%
Expeditors International of Washington Inc	47,615	2,103

TOTAL COMMON STOCKS		$659,000
INVESTMENT COMPANIES - 0.18%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 0.18%
BlackRock Liquidity Funds FedFund Portfolio	1,167,858	1,169

TOTAL INVESTMENT COMPANIES		$1,169
Total Investments		$660,169
Liabilities in Excess of Other Assets, Net - (0.09)%		$(585)
TOTAL NET ASSETS - 100.00%		$659,584

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		25 .31%
Consumer, Cyclical		16 .39%
Communications		15 .03%
Consumer, Non-cyclical		14 .67%
Energy		8.03%
Technology		6.42%
Industrial		5.82%
Basic Materials		4.93%
Utilities		2.02%
Diversified		1.29%
Exchange Traded Funds		0.18%
Liabilities in Excess of Other Assets, Net		(0.09)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

66

Schedule of Investments
Money Market Account
June 30, 2014 (unaudited)

INVESTMENT COMPANIES - 4.77%	Shares Held	Value(000	's)		Principal
Publicly Traded Investment Fund - 4.77%				BONDS (continued)	Amount (000's)	Value	(000	's)
BlackRock Liquidity Funds TempFund	3,910,000	$3,910		Other Asset Backed Securities (continued)
Portfolio				GreatAmerica Leasing Receivables
DWS Money Market Series	3,880,000	3,880		0.25%, 03/15/2015(a),(b)	$873		$873
STIT - Liquid Assets Portfolio	5,120,000	5,120		Volvo Financial Equipment LLC Series 2014-
		$12,910		1
TOTAL INVESTMENT COMPANIES		$12,910		0.21%, 03/16/2015(b)	1,126		1,126
	Principal						$5,776
BONDS- 9.12%	Amount (000's)	Value(000	's)	TOTAL BONDS			$24,684
					Principal
Automobile Asset Backed Securities - 4.11%				MUNICIPAL BONDS - 8.00%	Amount (000's)	Value	(000	's)
Ally Auto Receivables Trust 2014-SN1
0.21%, 03/20/2015 (a)	$971	$971		California - 0.28%
AmeriCredit Automobile Receivables Trust				California Statewide Communities
2014-2				Development Authority (credit support from
0.21%, 06/08/2015 (a)	1,300	1,300		Fannie Mae)
ARI Fleet Lease Trust 2014-A				0.13%, 07/08/2014(d)	$750		$750
0.25%, 04/15/2015 (a),(b)	986	986
Chrysler Capital Auto Receivables Trust 2014-
A				Colorado - 0.92%
0.20%, 03/16/2015 (a),(b)	889	889		City of Colorado Springs CO Utilities System
Fifth Third Auto Trust 2014-1				Revenue (credit support from Bank of
0.20%, 03/16/2015 (a)	576	576		America)
				0.15%, 07/08/2014(d)	1,600		1,600
GM Financial Automobile Leasing Trust 2014-
1				Colorado Housing & Finance
0.25%, 04/20/2015 (a),(b)	550	550		Authority (credit support from Federal Home
				Loan Bank)
Hyundai Auto Lease Securitization Trust				0.10%, 07/08/2014(a),(d)	900		900
2014-A
0.20%, 03/16/2015 (a),(b)	954	954					$2,500
Hyundai Auto Receivables Trust 2014-A				Illinois - 0.11%
0.20%, 02/17/2015 (a)	459	459		Memorial Health System/IL (credit support
Mercedes Benz Auto Lease Trust 2014-A				from JP Morgan Chase & Co)
0.20%, 04/15/2015 (a)	980	980		0.09%, 07/08/2014(d)	300		300
Santander Drive Auto Receivables Trust 2014-
2
0.25%, 05/15/2015 (a)	1,617	1,617		Indiana - 0.15%
Volkswagen Auto Lease Trust 2014-A				Ball State University Foundation Inc (credit
0.20%, 02/20/2015 (a)	643	643		support from US Bank)
				0.08%, 07/01/2014(d)	400		400
Wheels SPV 2 LLC
0.24%, 05/20/2015 (a),(b)	1,183	1,183
		$11,108		Iowa- 0.26%
				Iowa Finance Authority (credit support from
Banks- 1.40%				FHLB 100%, Fannie Mae 78.25% and Ginnie
JP Morgan Chase Bank NA
0.41%, 12/21/2014 (a)	2,000	2,000		Mae 21.75%)
				0.11%, 07/08/2014(d)	700		700
Wells Fargo Bank NA
0.37%, 07/22/2015 (a)	1,800	1,800
		$3,800		Minnesota - 0.59%
				Minnesota Housing Finance Agency (credit
Diversified Financial Services - 0.74%				support from State Street Bank & Trust)
MetLife Inc				0.15%, 07/08/2014(d)	1,600		1,600
0.34%, 08/15/2014 (a),(c)	2,000	2,000

				New Mexico - 0.44%
Insurance - 0.74%				Village of Los Lunas NM (credit support from
New York Life Global				Wells Fargo)
0.22%, 07/25/2014 (a),(c)	2,000	2,000
				0.20%, 07/08/2014(d)	1,200		1,200

Other Asset Backed Securities - 2.13%				New York - 3.42%
CIT Equipment Collateral 2013-VT1				Housing Development Corp/NY (credit
0.30%, 11/20/2014 (b)	355	355
				support from Fannie Mae)
CNH Equipment Trust 2014-A				0.07%, 07/08/2014(d)	2,350		2,350
0.20%, 02/17/2015 (a)	960	960
				Housing Development Corp/NY (credit
GE Equipment Small Ticket LLC Series 2014-				support from Freddie Mac)
1				0.07%, 07/08/2014(d)	1,420		1,420
0.25%, 04/24/2015 (a),(b)	669	669
				New York State Housing Finance
GE Equipment Transportation LLC Series				Agency (credit support from Fannie Mae)
2013-2				0.09%, 07/08/2014(d)	900		900
0.26%, 10/24/2014 (a)	93	93
				0.11%, 07/08/2014(d)	1,560		1,560
GE Equipment Transportation LLC Series				0.19%, 07/08/2014(d)	1,700		1,700
2014-1
0.20%, 06/23/2015 (a)	1,700	1,700

See accompanying notes.

67

Schedule of Investments
Money Market Account
June 30, 2014 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)

New York (continued)				Banks (continued)
New York State Housing Finance				DNB Bank ASA
Agency (credit support from Freddie Mac)				0.19%, 07/11/2014(b),(e)	$2,000	$2,000
0.09%, 07/08/2014 (d)	$1,300	$1,300		HSBC USA Inc
		$9,230		0.24%, 09/15/2014	2,000	1,999
				Manhattan Asset Funding Co LLC
North Carolina - 0.42%				0.14%, 07/01/2014(b)	2,000	2,000
City of Raleigh NC (credit support from				0.15%, 07/25/2014(b)	2,200	2,200
Wachovia Bank NA)				0.17%, 07/29/2014(b)	2,300	2,300
0.15%, 07/08/2014 (d)	840	840
				Mitsubishi UFJ Trust & Banking Corp/NY
Rowan County Industrial Facilities & Pollution				0.20%, 08/18/2014(b)	2,000	1,999
Control Financing Authority (credit support				Mizuho Funding LLC (credit support from
from Wells Fargo)				Mizuho Corp Bank Ltd)
0.20%, 07/08/2014 (d)	310	310
				0.20%, 07/14/2014(b),(d)	2,000	2,000
		$1,150		0.20%, 07/21/2014(b),(d)	2,000	2,000
Ohio- 0.37%				Nordea Bank AB
Ohio Higher Educational Facility				0.18%, 09/02/2014(b),(e)	2,200	2,199
Commission (credit support from US Bank)				Oversea-Chinese Banking Corp Ltd
0.13%, 07/08/2014 (d)	1,000	1,000		0.18%, 07/15/2014(e)	2,000	2,000
				0.19%, 09/03/2014(e)	1,300	1,299
				0.20%, 07/07/2014(e)	2,000	2,000
Pennsylvania - 0.29%				Skandinaviska Enskilda Banken AB
Luzerne County Industrial Development				0.18%, 07/16/2014(b),(e)	2,100	2,100
Authority (credit support from Wells Fargo)				Societe Generale North America Inc (credit
0.20%, 07/08/2014 (d)	770	770
				support from Societe Generale)
				0.17%, 07/09/2014(d)	2,100	2,100
Texas- 0.59%				Standard Chartered Bank/New York
South Central Texas Industrial Development				0.17%, 07/07/2014(b)	1,500	1,500
Corp (credit support from JP Morgan Chase &				0.18%, 08/08/2014(b)	2,000	2,000
Co)				0.20%, 10/21/2014(b)	1,500	1,499
0.10%, 07/08/2014 (d)	1,600	1,600		Sumitomo Mitsui Banking Corp
				0.15%, 07/30/2014(b),(e)	2,100	2,100
				0.16%, 07/10/2014(b),(e)	2,400	2,400
Washington - 0.16%				0.22%, 08/06/2014(b),(e)	1,900	1,899
Washington State Housing Finance				Union Bank NA
Commission (credit support from Bank of				0.21%, 11/17/2014	2,100	2,098
America)				Wells Fargo & Co
0.15%, 07/08/2014 (d)	445	445
				0.18%, 08/01/2014	2,000	2,000
						$59,987
TOTAL MUNICIPAL BONDS		$21,645
	Principal			Beverages - 1.29%
COMMERCIAL PAPER - 71.34%	Amount (000's)	Value(000	's)	Brown-Forman Corp
				0.12%, 07/08/2014(b)	1,500	1,500
Agriculture - 0.74%				0.12%, 07/11/2014(b)	2,000	2,000
Philip Morris International Inc						$3,500
0.10%, 08/11/2014 (b)	$2,000	$2,000
				Chemicals - 0.81%
				BASF SE
Automobile Manufacturers - 3.07%				0.09%, 07/31/2014(b)	2,200	2,200
BMW US Capital LLC (credit support from
BMW AG)
0.07%, 07/01/2014 (b),(d)	6,000	6,000		Consumer Products - 0.85%
Toyota Motor Credit Corp				Reckitt Benckiser Treasury Services
0.05%, 07/08/2014	2,300	2,300		PLC (credit support from Reckitt Benckiser
		$8,300		Group)
				0.22%, 11/25/2014(b),(d)	2,300	2,298
Banks- 22.17%
Bank of Tokyo-Mitsubishi UFJ Ltd/New York
NY				Diversified Financial Services - 29.29%
0.10%, 07/03/2014	2,000	2,000		Alpine Securitization Corp
				0.13%, 07/01/2014(b)	2,000	2,000
0.18%, 09/11/2014	2,000	1,999		0.17%, 07/22/2014(b)	1,700	1,700
Barclays Bank PLC				0.19%, 09/09/2014(b)	2,000	1,999
0.22%, 09/08/2014 (b),(e)	2,000	1,999		0.21%, 08/28/2014(b)	1,000	1,000
Barclays US Funding Corp (credit support
from Barclays Bank)				Anglesea Funding LLC
0.17%, 08/26/2014 (d)	2,300	2,299		0.17%, 07/01/2014(b)	2,000	2,000
0.18%, 07/02/2014 (d)	2,200	2,200		AXA Financial Inc (credit support from AXA
Credit Suisse/New York NY				SA)
				0.19%, 08/06/2014(b),(d)	500	500
0.19%, 08/07/2014	2,000	2,000
0.21%, 09/17/2014	2,000	1,999		BNP Paribas Finance Inc (credit support from
0.27%, 09/15/2014	1,800	1,799		BNP Paribas)
				0.20%, 08/11/2014(d)	2,000	1,999

See accompanying notes.

68

Schedule of Investments
Money Market Account
June 30, 2014 (unaudited)

	Principal			Principal
COMMERCIAL PAPER (continued)	Amount (000's) Value (000's)		COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)

Diversified Financial Services (continued)			Insurance - 3.03%
BNP Paribas Finance Inc (credit support from			Prudential Funding LLC (credit support from
BNP Paribas) (continued)			Prudential Financial Inc)
0.20%, 09/04/2014 (d)	$2,300	$2,299	0.08%, 07/01/2014(d)	$2,000	$2,000
0.21%, 09/05/2014 (d)	2,000	1,999	Prudential PLC
CAFCO LLC			0.16%, 08/07/2014(b)	2,200	2,200
0.17%, 08/04/2014 (b)	850	850	0.17%, 08/18/2014(b)	2,000	1,999
0.17%, 08/05/2014 (b)	1,500	1,500	0.18%, 08/29/2014(b)	2,000	1,999
Collateralized Commercial Paper Co LLC					$8,198
0.12%, 07/07/2014	2,000	2,000
0.14%, 08/20/2014	1,800	1,800	Machinery - Diversified - 0.74%
0.17%, 08/01/2014	1,600	1,600	John Deere Bank SA (credit support from
0.23%, 08/18/2014	1,200	1,200	John Deere Capital Corp)
			0.08%, 08/04/2014(b),(d)	2,000	2,000
Dealer Capital Access Trust Inc
0.20%, 07/30/2014	2,400	2,399
0.22%, 07/18/2014	2,200	2,200	Oil & Gas - 0.74%
0.22%, 08/22/2014	2,000	1,999	BP Capital Markets PLC (credit support from
Fairway Finance LLC			BP PLC)
0.14%, 08/07/2014 (b)	2,000	2,000	0.09%, 07/24/2014(b),(d)	2,000	2,000
Gemini Securitization Corp LLC
0.12%, 07/08/2014 (b)	1,800	1,800
0.13%, 07/01/2014 (b)	2,000	2,000	Pipelines - 0.81%
Gotham Funding Corp			Questar Corp
			0.14%, 07/18/2014(b)	2,200	2,200
0.14%, 07/17/2014 (b)	2,000	2,000
0.15%, 08/12/2014 (b)	2,000	2,000
0.15%, 08/22/2014 (b)	2,200	2,199	Retail - 2.22%
ING US Funding LLC (credit support from			Army and Air Force Exchange Service
ING Bank)			0.08%, 07/01/2014(b)	6,000	6,000
0.18%, 07/02/2014 (d)	2,000	2,000
0.20%, 07/14/2014 (d)	2,000	2,000
0.22%, 09/03/2014 (d)	2,200	2,199	Supranational Bank - 0.81%
John Deere Financial Ltd (credit support from			Corp Andina de Fomento
			0.24%, 11/14/2014(b)	2,200	2,198
John Deere Capital Corp)
0.09%, 07/18/2014 (b),(d)	1,900	1,900
JP Morgan Securities LLC			TOTAL COMMERCIAL PAPER		$193,016
0.18%, 10/24/2014	2,000	1,999		Principal
Liberty Street Funding LLC			CERTIFICATE OF DEPOSIT - 3.70%	Amount (000's)	Value(000	's)
0.15%, 08/01/2014 (b)	2,000	2,000	Banks - 3.70%
0.15%, 09/02/2014 (b)	2,200	2,199	Bank of America NA
0.17%, 08/04/2014 (b)	2,000	2,000
			0.17%, 08/12/2014	2,000	2,000
National Rural Utilities Cooperative Finance			0.17%, 08/14/2014	2,200	2,200
Corp			0.19%, 09/19/2014	2,400	2,400
0.09%, 07/23/2014	1,000	1,000	Bank of Nova Scotia/Houston
Nieuw Amsterdam Receivables Corp			0.38%, 07/10/2015(a),(e)	1,400	1,400
0.15%, 08/11/2014 (b)	1,800	1,800	Citibank NA
0.16%, 07/03/2014 (b)	2,200	2,200
0.16%, 08/21/2014 (b)	2,100	2,099	0.18%, 10/20/2014	2,000	2,000
					$10,000
Regency Markets No. 1 LLC			TOTAL CERTIFICATE OF DEPOSIT		$10,000
0.13%, 07/16/2014 (b)	2,300	2,300
0.14%, 07/14/2014 (b)	2,000	2,000		Maturity
0.14%, 07/25/2014 (b)	2,200	2,200	REPURCHASE AGREEMENTS - 3.36%	Amount (000's)	Value(000	's)
Sheffield Receivables Corp			Banks- 3.36%
0.18%, 08/15/2014 (b)	2,000	1,999	Deutsche Bank Repurchase Agreement; 0.10% $	3,000	$3,000
0.18%, 08/19/2014 (b)	2,400	2,399	dated 06/30/2014 maturing 07/01/2014
0.20%, 07/02/2014 (b)	1,900	1,900	(collateralized by US Government Security;
		$79,237	$3,060,000; 0.50%; dated 07/31/17)
			Merrill Lynch Repurchase Agreement; 0.06%	6,080	6,080
Electric - 4.77%			dated 06/30/2014 maturing 07/01/2014
GDF Suez			(collateralized by US Government
0.17%, 07/01/2014 (b)	2,000	2,000
0.17%, 08/25/2014 (b)	1,600	1,600	Securities; $6,201,600; 3.06% - 4.13%;
0.19%, 10/06/2014 (b)	1,900	1,899	dated 06/14/28 - 10/11/33)
Oglethorpe Power Corp					$9,080
0.12%, 07/10/2014 (b)	2,000	2,000	TOTAL REPURCHASE AGREEMENTS		$9,080
0.16%, 08/28/2014 (b)	2,000	1,999	Total Investments		$271,335
Southern Co Funding Corp			Liabilities in Excess of Other Assets, Net - (0.29)%		$(782)
0.16%, 07/21/2014 (b)	1,300	1,300	TOTAL NET ASSETS - 100.00%		$270,553
0.16%, 07/24/2014 (b)	2,100	2,100
		$12,898	(a) Variable Rate. Rate shown is in effect at June 30, 2014.

See accompanying notes.

69

Schedule of Investments
Money Market Account
June 30, 2014 (unaudited)

(b)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $139,816 or 51.68% of net assets.
(c) Security is Illiquid
(d)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e) Security issued by foreign bank and denominated in USD.

Portfolio Summary (unaudited)
Sector	Percent
Financial	64 .43%
Insured	8.00%
Asset Backed Securities	6.24%
Consumer, Cyclical	5.29%
Utilities	4.77%
Exchange Traded Funds	4.77%
Consumer, Non-cyclical	2.88%
Energy	1.55%
Basic Materials	0.81%
Government	0.81%
Industrial	0.74%
Liabilities in Excess of Other Assets, Net	(0.29)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

70

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2014 (unaudited)

COMMON STOCKS - 97.56%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 2.06%			Consumer Products - 1.30%
Boeing Co/The	3,694	$470	Kimberly-Clark Corp	1,502		$167
Northrop Grumman Corp	1,485	178	Tupperware Brands Corp	2,344		196
Teledyne Technologies Inc (a)	1,762	171	WD-40 Co	2,020		152
		$819				$515

Airlines - 0.50%			Cosmetics & Personal Care - 0.73%
Alaska Air Group Inc	1,486	141	Procter & Gamble Co/The	3,684		289
Cathay Pacific Airways Ltd ADR	6,233	58

		$199	Distribution & Wholesale - 0.43%
Apparel - 1.89%			Pool Corp	3,019		171
Nike Inc	7,173	556
Ralph Lauren Corp	1,209	195	Diversified Financial Services - 3.19%
		$751	Ameriprise Financial Inc	1,361		163
Automobile Manufacturers - 0.99%			Charles Schwab Corp/The	15,386		414
Nissan Motor Co Ltd ADR	1,930	37	Franklin Resources Inc	8,583		497
PACCAR Inc	5,686	357	T Rowe Price Group Inc	2,290		193
		$394				$1,267

Automobile Parts & Equipment - 1.36%			Electric - 1.03%
Autoliv Inc	1,880	200	Duke Energy Corp	1,924		143
Johnson Controls Inc	6,765	338	Edison International	3,128		182
		$538	Xcel Energy Inc	2,547		82
						$407
Banks - 7.07%
City National Corp/CA	2,239	170	Electronics - 2.17%
East West Bancorp Inc	5,036	176	FEI Co	1,266		115
Goldman Sachs Group Inc/The	1,043	175	FLIR Systems Inc	1,730		60
JP Morgan Chase & Co	7,869	453	Thermo Fisher Scientific Inc	2,179		257
PNC Financial Services Group Inc/The	2,735	243	Trimble Navigation Ltd (a)	4,329		160
State Street Corp	2,565	172	Waters Corp (a)	2,565		268
SVB Financial Group (a)	1,875	219				$860
US Bancorp/MN	9,132	396	Engineering & Construction - 0.67%
Wells Fargo & Co	15,275	803	Granite Construction Inc	2,414		87
		$2,807	Jacobs Engineering Group Inc (a)	3,317		177
Beverages - 1.78%						$264
AMBEV SA ADR	11,555	82	Environmental Control - 0.63%
Brown-Forman Corp	2,028	191	Darling Ingredients Inc (a)	2,120		44
Coca-Cola Co/The	6,628	281	Energy Recovery Inc (a)	1,377		7
Coca-Cola HBC AG ADR(a)	1,157	26
			Waste Connections Inc	4,108		199
PepsiCo Inc	1,436	128				$250
		$708
			Food - 2.08%
Biotechnology - 1.09%			Dairy Farm International Holdings Ltd ADR	2,709		143
Gilead Sciences Inc (a)	5,208	432
			General Mills Inc	4,243		223
			Kroger Co/The	5,901		292
Building Materials - 0.50%			McCormick & Co Inc/MD	2,350		168
Apogee Enterprises Inc	4,048	141				$826

Simpson Manufacturing Co Inc	1,631	59	Gas - 1.63%
		$200	Sempra Energy	6,162		645
Chemicals - 3.09%
Axiall Corp	2,168	102	Healthcare - Products - 1.79%
EI du Pont de Nemours & Co	3,945	258	Becton Dickinson and Co	1,951		231
FMC Corp	2,632	187	Edwards Lifesciences Corp (a)	1,088		93
International Flavors & Fragrances Inc	2,451	256	Medtronic Inc	1,647		105
PPG Industries Inc	1,055	222	Techne Corp	1,469		136
Sigma-Aldrich Corp	1,977	201	Varian Medical Systems Inc (a)	1,727		144
		$1,226				$709

Commercial Services - 1.22%			Healthcare - Services - 1.20%
Hertz Global Holdings Inc (a)	8,096	227
			DaVita HealthCare Partners Inc (a)	3,159		228
Robert Half International Inc	2,455	117	Universal Health Services Inc	2,598		249
TrueBlue Inc (a)	5,162	142
						$477
		$486
			Insurance - 2.86%
Computers - 5.09%			ACE Ltd	2,396		248
Apple Inc	13,186	1,226	Fidelity National Financial Inc	4,975		163
EMC Corp/MA	11,769	310	HCC Insurance Holdings Inc	6,190		303
International Business Machines Corp	2,203	399	MetLife Inc	2,910		162
Teradata Corp (a)	2,116	85
			StanCorp Financial Group Inc	862		55
		$2,020

See accompanying notes.

71

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Insurance (continued)			Pharmaceuticals (continued)
XL Group PLC	6,265	$205	McKesson Corp	3,112		$580
		$1,136	Teva Pharmaceutical Industries Ltd ADR	2,304		121
			VCA Inc (a)	3,317		116
Internet - 2.86%						$2,500
Amazon.com Inc (a)	978	318
eBay Inc (a)	4,837	242	REITS - 2.94%
Google Inc - A Shares (a)	502	293	Alexandria Real Estate Equities Inc	2,768		215
Google Inc - C Shares (a)	492	283	Annaly Capital Management Inc	2,520		29
		$1,136	Essex Property Trust Inc	828		153
			HCP Inc	4,913		203
Iron & Steel - 0.95%			Plum Creek Timber Co Inc	1,846		83
Reliance Steel & Aluminum Co	3,224	238	Sabra Health Care REIT Inc	2,772		79
Schnitzer Steel Industries Inc	5,333	139	Ventas Inc	2,272		146
		$377	Weyerhaeuser Co	7,848		260
Leisure Products & Services - 0.59%						$1,168
Carnival Corp	2,600	98	Retail - 5.53%
Harley-Davidson Inc	1,964	137	Copart Inc (a)	6,381		230
		$235	Costco Wholesale Corp	4,943		569
Lodging - 0.09%			CVS Caremark Corp	4,005		302
Red Lion Hotels Corp (a)	6,716	37	Home Depot Inc/The	2,634		213
			Nordstrom Inc	6,151		418
			Starbucks Corp	5,958		461
Machinery - Construction & Mining - 0.35%						$2,193
Caterpillar Inc	1,287	140
			Savings & Loans - 0.61%
			Washington Federal Inc	10,775		242
Machinery - Diversified - 0.93%
AGCO Corp	1,236	70
Deere & Co	3,294	298	Semiconductors - 3.71%
		$368	Altera Corp	4,818		167
			Applied Materials Inc	8,948		202
Media - 2.30%			Avago Technologies Ltd	1,883		136
Viacom Inc	3,489	303	Intel Corp	8,434		261
Walt Disney Co/The	7,093	608	Lam Research Corp	3,226		218
		$911	Microchip Technology Inc	5,530		270
Metal Fabrication & Hardware - 0.59%			Qualcomm Inc	2,754		218
Precision Castparts Corp	928	234				$1,472
			Software - 6.03%
Mining - 0.47%			Actuate Corp (a)	6,676		32
Freeport-McMoRan Copper & Gold Inc	5,099	186	Adobe Systems Inc (a)	7,689		556
			Autodesk Inc (a)	2,720		153
			Fair Isaac Corp	2,340		149
Miscellaneous Manufacturing - 1.95%			Informatica Corp (a)	2,347		84
AptarGroup Inc	2,706	181	Microsoft Corp	16,555		690
Crane Co	2,403	179	Omnicell Inc (a)	3,256		94
General Electric Co	15,700	413	Oracle Corp	11,911		483
		$773	Tyler Technologies Inc (a)	1,677		153
Oil & Gas - 8.48%						$2,394
Apache Corp	4,438	446	Telecommunications - 2.92%
Chevron Corp	5,782	755	AT&T Inc	7,910		280
Devon Energy Corp	3,904	310	China Mobile Ltd ADR	3,469		169
Energen Corp	2,280	203	Cisco Systems Inc	7,750		192
Exxon Mobil Corp	8,374	843	Corning Inc	8,993		197
HollyFrontier Corp	2,197	96	Polycom Inc (a)	5,889		74
Nabors Industries Ltd	3,227	95	Verizon Communications Inc	5,007		245
Occidental Petroleum Corp	4,730	485				$1,157
Total SA ADR	1,815	131
		$3,364	Toys, Games & Hobbies - 0.70%
			Hasbro Inc	2,237		119
Oil & Gas Services - 0.83%			Mattel Inc	4,096		159
Natural Gas Services Group Inc (a)	4,159	138
						$278
Schlumberger Ltd	1,630	192
		$330	Transportation - 1.60%
			Expeditors International of Washington Inc	6,987		308
Pharmaceuticals - 6.30%			Union Pacific Corp	3,266		326
Abbott Laboratories	4,755	194				$634
AbbVie Inc	4,984	281
Actavis PLC (a)	719	160	Trucking & Leasing - 0.30%
Allergan Inc/United States	2,745	465	Greenbrier Cos Inc/The	2,047		118
Bristol-Myers Squibb Co	4,701	228
Johnson & Johnson	3,389	355

See accompanying notes.

72

		Schedule of Investments
	Principal Capital Appreciation Account
		June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)

Water - 0.18%
California Water Service Group	2,957	$72

TOTAL COMMON STOCKS		$38,715
INVESTMENT COMPANIES - 2.41%	Shares Held	Value (000's)

Publicly Traded Investment Fund - 2.41%
BlackRock Liquidity Funds FedFund Portfolio	956,434	956

TOTAL INVESTMENT COMPANIES		$956
Total Investments		$39,671
Other Assets in Excess of Liabilities, Net - 0.03%		$13
TOTAL NET ASSETS - 100.00%		$39,684

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		17 .50%
Financial		16 .67%
Technology		14 .83%
Consumer, Cyclical		12 .08%
Industrial		11 .75%
Energy		9.31%
Communications		8.08%
Basic Materials		4.51%
Utilities		2.83%
Exchange Traded Funds		2.41%
Other Assets in Excess of Liabilities, Net		0.03%
TOTAL NET ASSETS		100.00%

See accompanying notes.

73

			Schedule of Investments
			Real Estate Securities Account
			June 30, 2014 (unaudited)

COMMON STOCKS - 99.09%	Shares Held	Value	(000	's)

Healthcare - Services - 0.81%
Brookdale Senior Living Inc (a)	36,661		$1,223

Real Estate - 1.34%
Jones Lang LaSalle Inc	16,000		2,022

REITS - 96.94%
Apartment Investment & Management Co	129,210		4,170
AvalonBay Communities Inc	35,925		5,108
Aviv REIT Inc	33,459		943
Boston Properties Inc	55,067		6,508
Camden Property Trust	52,543		3,738
CBL & Associates Properties Inc	17,358		330
Corrections Corp of America	70,504		2,316
CubeSmart	122,600		2,246
DDR Corp	176,669		3,115
Duke Realty Corp	131,800		2,394
DuPont Fabros Technology Inc	39,426		1,063
EPR Properties	52,524		2,935
Equity One Inc	53,189		1,255
Equity Residential	70,662		4,452
Essex Property Trust Inc	38,566		7,131
Extra Space Storage Inc	65,300		3,477
Federal Realty Investment Trust	22,438		2,713
First Industrial Realty Trust Inc	193,267		3,641
General Growth Properties Inc	241,633		5,693
Geo Group Inc/The	10,953		391
HCP Inc	72,569		3,003
Health Care REIT Inc	81,454		5,105
Host Hotels & Resorts Inc	293,427		6,458
Kilroy Realty Corp	51,736		3,222
LaSalle Hotel Properties	3,780		133
Pebblebrook Hotel Trust	102,970		3,806
Prologis Inc	163,813		6,731
Public Storage	31,762		5,442
Retail Properties of America Inc	46,600		717
Saul Centers Inc	36,344		1,766
Simon Property Group Inc	101,382		16,858
SL Green Realty Corp	61,350		6,712
Strategic Hotels & Resorts Inc (a)	186,126		2,180
Sun Communities Inc	13,550		675
Sunstone Hotel Investors Inc	175,852		2,625
Taubman Centers Inc	36,430		2,762
Ventas Inc	83,589		5,358
Vornado Realty Trust	56,263		6,005
Washington Prime Group Inc (a)	50,391		944
Weingarten Realty Investors	53,606		1,760
			$145,881
TOTAL COMMON STOCKS			$149,126
INVESTMENT COMPANIES - 0.66%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 0.66%
BlackRock Liquidity Funds FedFund Portfolio	992,234		992

TOTAL INVESTMENT COMPANIES			$992
Total Investments			$150,118
Other Assets in Excess of Liabilities, Net - 0.25%			$374
TOTAL NET ASSETS - 100.00%			$150,492

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector			Percent
Financial			98 .28%
Consumer, Non-cyclical			0.81%
Exchange Traded Funds			0.66%
Other Assets in Excess of Liabilities, Net			0.25%
TOTAL NET ASSETS			100.00%

See accompanying notes.

74

			Schedule of Investments
			SAM Balanced Portfolio
			June 30, 2014 (unaudited)

INVESTMENT COMPANIES - 100.09%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 48.13%
Blue Chip Fund (a)	1,781,085		$26,716
Global Diversified Income Fund (a)	1,100,579		16,531
Global Multi-Strategy Fund (a)	3,458,156		38,351
Global Real Estate Securities Fund (a)	635,547		5,720
High Yield Fund (a)	2,337,398		18,465
International Emerging Markets Fund (a)	901,922		22,936
LargeCap Growth Fund (a)	6,924,395		79,007
LargeCap Growth Fund II (a)	1,439,566		15,317
LargeCap Value Fund (a)	8,068,029		111,258
Preferred Securities Fund (a)	1,250,267		13,103
Principal Capital Appreciation Fund (a)	1,121,059		65,291
SmallCap Growth Fund I (a)	1,087,888		15,481
SmallCap Value Fund II (a)	1,883,953		27,091
Small-MidCap Dividend Income Fund (a)	1,562,274		22,637
			$477,904

Principal Variable Contracts Funds, Inc. Class 1 - 51.96%
Bond & Mortgage Securities Account (a)	1,059,120		12,413
Diversified International Account (a)	6,071,344		94,774
Equity Income Account (a)	5,789,467		132,173
Government & High Quality Bond Account (a)	7,195,577		76,777
Income Account (a)	12,230,362		136,858
MidCap Account (a)	446,410		28,182
Short-Term Income Account (a)	13,290,206		34,820
			$515,997
TOTAL INVESTMENT COMPANIES			$993,901
Total Investments			$993,901
Liabilities in Excess of Other Assets, Net - (0.09)%			$(904)
TOTAL NET ASSETS - 100.00%			$992,997

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type			Percent
Domestic Equity Funds			52 .69%
Fixed Income Funds			29 .45%
International Equity Funds			12 .43%
Specialty Funds			5.52%
Liabilities in Excess of Other Assets, Net			(0.09)%
TOTAL NET ASSETS			100.00%

See accompanying notes.

75

Schedule of Investments
SAM Balanced Portfolio
June 30, 2014 (unaudited)

	December 31,	December 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	June 30, 2014 June 30, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	1,836,689	$23,663	1,284	$18	56,888	$788	1,781,085	$22,938
Bond & Mortgage Securities Account	1,057,524	12,535	1,596	18	—	—	1,059,120	12,553
Diversified International Account	6,419,617	72,436	4,889	72	353,162	5,279	6,071,344	67,613
Equity Income Account	5,970,419	68,176	3,912	81	184,864	3,942	5,789,467	65,885
Global Diversified Income Fund	1,080,198	14,413	20,381	295	—	—	1,100,579	14,708
Global Multi-Strategy Fund	3,397,919	34,946	60,237	659	—	—	3,458,156	35,605
Global Real Estate Securities Fund	604,063	4,407	31,484	271	—	—	635,547	4,678
Government & High Quality Bond	9,207,214	91,106	13,430	140	2,025,067	21,353	7,195,577	70,705
Account
High Yield Fund	2,591,428	17,668	84,469	659	338,499	2,655	2,337,398	15,716
Income Account	12,382,840	121,090	48,665	532	201,143	2,170	12,230,362	119,440
International Emerging Markets Fund	917,738	21,679	1,153	27	16,969	395	901,922	21,295
LargeCap Growth Fund	7,204,809	77,236	2,487	27	282,901	3,093	6,924,395	74,230
LargeCap Growth Fund II	2,595,560	15,099	897	9	1,156,891	11,850	1,439,566	7,642
LargeCap Value Fund	8,277,492	107,738	8,697	114	218,160	2,762	8,068,029	104,994
MidCap Account	456,372	12,767	153	9	10,115	592	446,410	12,442
Preferred Securities Fund	1,223,447	8,022	26,820	274	—	—	1,250,267	8,296
Principal Capital Appreciation Fund	1,259,930	63,794	667	36	139,538	7,723	1,121,059	56,670
Short-Term Income Account	13,477,315	34,110	40,673	106	227,782	592	13,290,206	33,619
SmallCap Growth Fund I	2,064,659	21,517	621	9	977,392	13,534	1,087,888	10,810
SmallCap Value Fund II	2,164,651	24,680	662	9	281,360	3,861	1,883,953	20,924
Small-MidCap Dividend Income Fund	1,597,517	15,874	9,421	129	44,664	593	1,562,274	15,445

		$862,956		$3,494		$81,182		$796,208

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$45			$—
Bond & Mortgage Securities Account		—			—			—
Diversified International Account		—			384			—
Equity Income Account		—			1,570			—
Global Diversified Income Fund		331			—			—
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		32			—			—
Government & High Quality Bond Account		—			812			—
High Yield Fund		602			44			—
Income Account		—			(12)			—
International Emerging Markets Fund		—			(16)			—
LargeCap Growth Fund		—			60			—
LargeCap Growth Fund II		—			4,384			—
LargeCap Value Fund		—			(96)			—
MidCap Account		—			258			—
Preferred Securities Fund		326			—			—
Principal Capital Appreciation Fund		—			563			—
Short-Term Income Account		—			(5)			—
SmallCap Growth Fund I		—			2,818			—
SmallCap Value Fund II		—			96			—
Small-MidCap Dividend Income Fund		217			35			—
		$1,508			$10,940			$—
Amounts in thousands except shares

See accompanying notes.

76

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		June 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.90%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 38.21%
Blue Chip Fund (a)	274,287	$4,114
Global Diversified Income Fund (a)	394,515	5,926
Global Multi-Strategy Fund (a)	713,593	7,914
Global Real Estate Securities Fund (a)	186,854	1,682
High Yield Fund (a)	954,697	7,542
International Emerging Markets Fund (a)	135,726	3,451
LargeCap Growth Fund (a)	1,088,798	12,423
LargeCap Growth Fund II (a)	241,608	2,571
LargeCap Value Fund (a)	1,263,615	17,425
Preferred Securities Fund (a)	470,809	4,934
Principal Capital Appreciation Fund (a)	171,912	10,012
SmallCap Growth Fund I (a)	171,518	2,441
SmallCap Value Fund II (a)	281,699	4,051
Small-MidCap Dividend Income Fund (a)	254,443	3,687
		$88,173

Principal Variable Contracts Funds, Inc. Class 1 - 61.69%
Bond & Mortgage Securities Account (a)	498,230	5,839
Diversified International Account (a)	932,496	14,556
Equity Income Account (a)	886,578	20,241
Government & High Quality Bond Account (a)	2,946,500	31,439
Income Account (a)	4,668,609	52,242
MidCap Account (a)	68,560	4,328
Short-Term Income Account (a)	5,241,839	13,734
		$142,379
TOTAL INVESTMENT COMPANIES		$230,552
Total Investments		$230,552
Other Assets in Excess of Liabilities, Net - 0.10%		$241
TOTAL NET ASSETS - 100.00%		$230,793

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		50 .15%
Domestic Equity Funds		35 .21%
International Equity Funds		8.54%
Specialty Funds		6.00%
Other Assets in Excess of Liabilities, Net		0.10%
TOTAL NET ASSETS		100.00%

See accompanying notes.

77

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2014 (unaudited)

	December 31,	December 31,
Affiliated Securities	2013	2013		Purchases	Purchases	Sales	Sales	June 30, 2014 June 30, 2014
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	284,635	$3,606		— $	—	10,348	$143	274,287	$3,473
Bond & Mortgage Securities Account	500,008	5,831		6,655	75	8,433	95	498,230	5,808
Diversified International Account	981,335	10,528		8,943	130	57,782	861	932,496	9,893
Equity Income Account	912,574	10,675		6,323	130	32,319	681	886,578	10,294
Global Diversified Income Fund	396,558	5,307		11,480	165	13,523	191	394,515	5,282
Global Multi-Strategy Fund	557,971	5,755		155,622	1,699	—	—	713,593	7,454
Global Real Estate Securities Fund	125,302	895		67,372	580	5,820	48	186,854	1,427
Government & High Quality Bond	3,443,598	34,904		31,964	332	529,062	5,571	2,946,500	29,727
Account
High Yield Fund	1,003,923	6,915		42,415	330	91,641	717	954,697	6,528
Income Account	4,513,889	45,090		232,479	2,548	77,759	840	4,668,609	46,794
International Emerging Markets Fund	136,853	3,218		935	22	2,062	48	135,726	3,190
LargeCap Growth Fund	1,122,683	12,035		8,039	87	41,924	461	1,088,798	11,672
LargeCap Growth Fund II	405,755	2,563		2,188	22	166,335	1,703	241,608	1,242
LargeCap Value Fund	1,273,505	16,545		27,793	364	37,683	480	1,263,615	16,416
MidCap Account	69,797	1,782		396	23	1,633	96	68,560	1,744
Preferred Securities Fund	461,571	3,199		18,834	190	9,596	96	470,809	3,291
Principal Capital Appreciation Fund	197,072	9,980		812	43	25,972	1,435	171,912	8,690
Short-Term Income Account	5,124,276	12,790		172,823	451	55,260	144	5,241,839	13,095
SmallCap Growth Fund I	314,430	3,345		1,529	22	144,441	2,006	171,518	1,713
SmallCap Value Fund II	325,699	3,653		—	—	44,000	603	281,699	3,069
Small-MidCap Dividend Income Fund	254,717	2,538		3,056	41	3,330	45	254,443	2,534

		$201,154			$7,254		$16,264		$193,336

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Blue Chip Fund			$—			$10			$—
Bond & Mortgage Securities Account			—			(3)			—
Diversified International Account			—			96			—
Equity Income Account			—			170			—
Global Diversified Income Fund			119			1			—
Global Multi-Strategy Fund			—			—			—
Global Real Estate Securities Fund			9			—			—
Government & High Quality Bond Account			—			62			—
High Yield Fund			237			—			—
Income Account			—			(4)			—
International Emerging Markets Fund			—			(2)			—
LargeCap Growth Fund			—			11			—
LargeCap Growth Fund II			—			360			—
LargeCap Value Fund			—			(13)			—
MidCap Account			—			35			—
Preferred Securities Fund			123			(2)			—
Principal Capital Appreciation Fund			—			102			—
Short-Term Income Account			—			(2)			—
SmallCap Growth Fund I			—			352			—
SmallCap Value Fund II			—			19			—
Small-MidCap Dividend Income Fund			35			—			—
			$523			$1,192			$—
Amounts in thousands except shares

See accompanying notes.

78

		Schedule of Investments
	SAM Conservative Growth Portfolio
		June 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.97%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 59.30%
Blue Chip Fund (a)	641,542	$9,623
Diversified Real Asset Fund (a)	323,193	4,266
Global Multi-Strategy Fund (a)	1,359,564	15,078
Global Real Estate Securities Fund (a)	336,224	3,026
High Yield Fund (a)	222,733	1,760
International Emerging Markets Fund (a)	324,359	8,248
LargeCap Growth Fund (a)	2,564,965	29,266
LargeCap Growth Fund II (a)	740,104	7,875
LargeCap Value Fund (a)	2,904,261	40,050
Preferred Securities Fund (a)	136,526	1,431
Principal Capital Appreciation Fund (a)	438,605	25,544
SmallCap Growth Fund I (a)	592,761	8,435
SmallCap Value Fund II (a)	726,084	10,441
Small-MidCap Dividend Income Fund (a)	560,123	8,116
		$173,159

Principal Variable Contracts Funds, Inc. Class 1 - 40.67%
Diversified International Account (a)	2,220,040	34,655
Equity Income Account (a)	2,137,114	48,790
Government & High Quality Bond Account (a)	754,062	8,046
Income Account (a)	1,289,545	14,430
MidCap Account (a)	149,859	9,461
Short-Term Income Account (a)	1,295,941	3,395
		$118,777
TOTAL INVESTMENT COMPANIES		$291,936
Total Investments		$291,936
Other Assets in Excess of Liabilities, Net - 0.03%		$93
TOTAL NET ASSETS - 100.00%		$292,029

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		67 .68%
International Equity Funds		15 .73%
Fixed Income Funds		9.94%
Specialty Funds		6.62%
Other Assets in Excess of Liabilities, Net		0.03%
TOTAL NET ASSETS		100.00%

See accompanying notes.

79

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2014 (unaudited)

	December 31,	December 31,
Affiliated Securities	2013	2013		Purchases	Purchases	Sales		Sales	June 30, 2014 June 30, 2014
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Blue Chip Fund	645,543	$8,246		2,803	$39	6,804		$95	641,542	$8,191
Diversified International Account	2,242,553	28,538		12,671	185	35,184		524	2,220,040	28,152
Diversified Real Asset Fund	325,155	3,617		—	—	1,962		23	323,193	3,594
Equity Income Account	2,148,397	24,796		8,176	168	19,459		402	2,137,114	24,572
Global Multi-Strategy Fund	1,167,364	12,080		192,200	2,095	—		—	1,359,564	14,175
Global Real Estate Securities Fund	215,295	1,552		123,803	1,065	2,874		24	336,224	2,593
Government & High Quality Bond	870,139	8,410		5,306	55	121,383		1,282	754,062	7,250
Account
High Yield Fund	212,595	1,411		10,138	80	—		—	222,733	1,491
Income Account	1,258,249	12,091		37,882	415	6,586		72	1,289,545	12,434
International Emerging Markets Fund	324,156	7,639		2,243	52	2,040		48	324,359	7,641
LargeCap Growth Fund	2,591,723	27,783		6,611	72	33,369		367	2,564,965	27,496
LargeCap Growth Fund II	905,151	5,679		3,910	39	168,957		1,742	740,104	4,305
LargeCap Value Fund	2,872,158	37,335		61,886	809	29,783		379	2,904,261	37,755
MidCap Account	151,028	4,699		442	26	1,611		95	149,859	4,657
Preferred Securities Fund	133,597	950		2,929	30	—		—	136,526	980
Principal Capital Appreciation Fund	456,543	23,129		1,701	91	19,639		1,094	438,605	22,173
Short-Term Income Account	1,239,188	3,148		56,753	147	—		—	1,295,941	3,295
SmallCap Growth Fund I	739,762	7,765		2,729	39	149,730		2,072	592,761	5,960
SmallCap Value Fund II	772,653	8,762		1,949	26	48,518		669	726,084	8,136
Small-MidCap Dividend Income Fund	560,610	5,609		4,850	66	5,337		72	560,123	5,603

		$233,239			$5,499			$8,960		$230,453

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Blue Chip Fund			$—			$1	$			—
Diversified International Account			—			(47)				—
Diversified Real Asset Fund			—			—				—
Equity Income Account			—			10				—
Global Multi-Strategy Fund			—			—				—
Global Real Estate Securities Fund			16			—				—
Government & High Quality Bond Account			—			67				—
High Yield Fund			52			—				—
Income Account			—			—				—
International Emerging Markets Fund			—			(2)				—
LargeCap Growth Fund			—			8				—
LargeCap Growth Fund II			—			329				—
LargeCap Value Fund			—			(10)				—
MidCap Account			—			27				—
Preferred Securities Fund			36			—				—
Principal Capital Appreciation Fund			—			47				—
Short-Term Income Account			—			—				—
SmallCap Growth Fund I			—			228				—
SmallCap Value Fund II			—			17				—
Small-MidCap Dividend Income Fund			78			—				—
			$182			$675	$			—
Amounts in thousands except shares

See accompanying notes.

80

			Schedule of Investments
			SAM Flexible Income Portfolio
			June 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.93%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 33.42%
Blue Chip Fund (a)	164,146		$2,462
Global Diversified Income Fund (a)	777,944		11,685
Global Real Estate Securities Fund (a)	235,554		2,120
High Yield Fund (a)	1,605,912		12,687
International Emerging Markets Fund (a)	98,568		2,507
LargeCap Growth Fund (a)	859,735		9,809
LargeCap Value Fund (a)	888,952		12,259
Preferred Securities Fund (a)	903,243		9,466
Principal Capital Appreciation Fund (a)	62,853		3,660
SmallCap Growth Fund I (a)	119,363		1,698
Small-MidCap Dividend Income Fund (a)	764,730		11,081
			$79,434

Principal Variable Contracts Funds, Inc. Class 1 - 66.51%
Bond & Mortgage Securities Account (a)	794,813		9,315
Diversified International Account (a)	387,603		6,051
Equity Income Account (a)	875,964		19,998
Government & High Quality Bond Account (a)	3,037,149		32,407
Income Account (a)	6,351,388		71,072
Short-Term Income Account (a)	7,338,585		19,227
			$158,070
TOTAL INVESTMENT COMPANIES			$237,504
Total Investments			$237,504
Other Assets in Excess of Liabilities, Net - 0.07%			$171
TOTAL NET ASSETS - 100.00%			$237,675

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type			Percent
Fixed Income Funds			64 .87%
Domestic Equity Funds			25 .65%
Specialty Funds			4.92%
International Equity Funds			4.49%
Other Assets in Excess of Liabilities, Net			0.07%
TOTAL NET ASSETS			100.00%

See accompanying notes.

81

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2014 (unaudited)

	December 31,	December 31,
Affiliated Securities	2013	2013		Purchases	Purchases	Sales	Sales	June 30, 2014 June 30, 2014
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	173,654	$2,231		— $	—	9,508	$137	164,146	$2,106
Bond & Mortgage Securities Account	803,486	9,337		13,425	154	22,098	252	794,813	9,230
Diversified International Account	460,656	4,554		—	—	73,053	1,091	387,603	3,723
Equity Income Account	925,782	11,340		1,996	41	51,814	1,114	875,964	10,388
Global Diversified Income Fund	748,329	9,960		41,413	602	11,798	167	777,944	10,396
Global Real Estate Securities Fund	223,933	1,602		16,688	143	5,067	42	235,554	1,703
Government & High Quality Bond	3,570,263	35,590		21,744	227	554,858	5,842	3,037,149	30,150
Account
High Yield Fund	1,540,840	10,718		92,007	719	26,935	208	1,605,912	11,224
Income Account	6,216,543	62,026		220,068	2,415	85,223	919	6,351,388	63,495
International Emerging Markets Fund	101,700	2,434		446	10	3,578	83	98,568	2,357
LargeCap Growth Fund	884,571	9,483		1,881	21	26,717	294	859,735	9,216
LargeCap Value Fund	871,241	11,350		43,871	574	26,160	334	888,952	11,579
Preferred Securities Fund	865,988	5,592		45,631	466	8,376	82	903,243	5,974
Principal Capital Appreciation Fund	89,814	4,548		—	—	26,961	1,491	62,853	3,177
Short-Term Income Account	7,019,944	17,186		382,914	1,000	64,273	167	7,338,585	18,019
SmallCap Growth Fund I	235,758	2,653		716	10	117,111	1,700	119,363	1,227
Small-MidCap Dividend Income Fund	786,387	8,305		6,322	86	27,979	381	764,730	8,020

		$208,909			$6,468		$14,304		$201,984

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Blue Chip Fund			$—			$12			$—
Bond & Mortgage Securities Account			—			(9)			—
Diversified International Account			—			260			—
Equity Income Account			—			121			—
Global Diversified Income Fund			230			1			—
Global Real Estate Securities Fund			12			—			—
Government & High Quality Bond Account			—			175			—
High Yield Fund			375			(5)			—
Income Account			—			(27)			—
International Emerging Markets Fund			—			(4)			—
LargeCap Growth Fund			—			6			—
LargeCap Value Fund			—			(11)			—
Preferred Securities Fund			233			(2)			—
Principal Capital Appreciation Fund			—			120			—
Short-Term Income Account			—			—			—
SmallCap Growth Fund I			—			264			—
Small-MidCap Dividend Income Fund			107			10			—
			$957			$911			$—
Amounts in thousands except shares

See accompanying notes.

82

			Schedule of Investments
			SAM Strategic Growth Portfolio
			June 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.97%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 70.27%
Blue Chip Fund (a)	604,406		$9,066
Global Real Estate Securities Fund (a)	595,700		5,361
International Emerging Markets Fund (a)	411,705		10,470
LargeCap Growth Fund (a)	3,345,743		38,175
LargeCap Growth Fund II (a)	690,223		7,344
LargeCap Value Fund (a)	3,076,846		42,430
Principal Capital Appreciation Fund (a)	393,854		22,938
SmallCap Growth Fund I (a)	526,260		7,489
SmallCap Value Fund II (a)	598,654		8,609
Small-MidCap Dividend Income Fund (a)	434,387		6,294
			$158,176

Principal Variable Contracts Funds, Inc. Class 1 - 29.70%
Diversified International Account (a)	1,406,365		21,953
Equity Income Account (a)	1,819,538		41,540
MidCap Account (a)	53,395		3,371
			$66,864
TOTAL INVESTMENT COMPANIES			$225,040
Total Investments			$225,040
Other Assets in Excess of Liabilities, Net - 0.03%			$74
TOTAL NET ASSETS - 100.00%			$225,114

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type			Percent
Domestic Equity Funds			83 .19%
International Equity Funds			16 .78%
Other Assets in Excess of Liabilities, Net			0.03%
TOTAL NET ASSETS			100.00%

See accompanying notes.

83

Schedule of Investments
SAM Strategic Growth Portfolio
June 30, 2014 (unaudited)

	December 31,	December 31,
Affiliated Securities	2013	2013		Purchases	Purchases	Sales		Sales	June 30, 2014 June 30, 2014
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Blue Chip Fund	598,362	$7,615		9,760	$137	3,716		$52	604,406	$7,700
Diversified International Account	1,419,393	16,472		25,493	376	38,521		577	1,406,365	16,286
Equity Income Account	1,800,600	23,353		29,574	615	10,636		221	1,819,538	23,747
Global Real Estate Securities Fund	307,671	2,206		289,609	2,499	1,580		13	595,700	4,692
International Emerging Markets Fund	400,214	9,550		13,146	307	1,655		38	411,705	9,817
LargeCap Growth Fund	3,281,138	35,192		89,610	981	25,005		273	3,345,743	35,896
LargeCap Growth Fund II	841,960	5,535		10,217	102	161,954		1,654	690,223	4,177
LargeCap Value Fund	2,913,256	37,982		183,965	2,407	20,375		260	3,076,846	40,116
MidCap Account	53,037	1,439		578	34	220		13	53,395	1,460
Principal Capital Appreciation Fund	390,170	19,771		6,341	342	2,657		144	393,854	19,968
SmallCap Growth Fund I	654,060	6,894		11,880	171	139,680		1,930	526,260	5,312
SmallCap Value Fund II	620,817	6,625		7,598	102	29,761		408	598,654	6,327
Small-MidCap Dividend Income Fund	430,560	4,281		4,801	65	974		13	434,387	4,333

		$176,915			$8,138			$5,596		$179,831

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Blue Chip Fund			$—			$—	$			—
Diversified International Account			—			15				—
Equity Income Account			—			—				—
Global Real Estate Securities Fund			27			—				—
International Emerging Markets Fund			—			(2)				—
LargeCap Growth Fund			—			(4)				—
LargeCap Growth Fund II			—			194				—
LargeCap Value Fund			—			(13)				—
MidCap Account			—			—				—
Principal Capital Appreciation Fund			—			(1)				—
SmallCap Growth Fund I			—			177				—
SmallCap Value Fund II			—			8				—
Small-MidCap Dividend Income Fund			60			—				—
			$87			$374	$			—
Amounts in thousands except shares

See accompanying notes.

84

Schedule of Investments
Short-Term Income Account
June 30, 2014 (unaudited)

INVESTMENT COMPANIES - 3.67%	Shares Held	Value(000	's)		Principal
Publicly Traded Investment Fund - 3.67%				BONDS (continued)	Amount (000's)	Value(000	's)
BlackRock Liquidity Funds FedFund Portfolio	9,381,072	$9,383		Automobile Floor Plan Asset Backed Securities (continued)
				Nissan Master Owner Trust Receivables
TOTAL INVESTMENT COMPANIES		$9,383		0.45%, 02/15/2018(b)	$2,000	$2,001
	Principal			World Omni Master Owner Trust
BONDS- 94.53%	Amount (000's)	Value(000	's)	0.50%, 02/15/2018(a),(b)	1,750	1,752
						$11,575
Agriculture - 0.89%
Cargill Inc				Automobile Manufacturers - 1.58%
6.00%, 11/27/2017 (a)	$2,000	$2,282		Daimler Finance North America LLC
				1.88%, 09/15/2014(a)	1,000	1,003
				PACCAR Financial Corp
Automobile Asset Backed Securities - 5.52%				0.83%, 12/06/2018(b)	750	757
American Credit Acceptance Receivables				Toyota Motor Credit Corp
Trust				2.10%, 01/17/2019	2,250	2,270
1.64%, 11/15/2016 (a),(b)	378	378
AmeriCredit Automobile Receivables Trust						$4,030
2013-1				Banks- 16.55%
0.49%, 06/08/2016	283	283		Australia & New Zealand Banking Group
AmeriCredit Automobile Receivables Trust				Ltd/New York NY
2013-3				0.78%, 05/15/2018(b)	750	755
0.68%, 10/11/2016 (b)	561	561		Bank of America NA
AmeriCredit Automobile Receivables Trust				0.51%, 06/15/2016(b)	1,500	1,492
2013-5				1.25%, 02/14/2017	1,000	1,001
0.53%, 03/08/2017 (b)	877	878		5.30%, 03/15/2017	4,000	4,399
AmeriCredit Automobile Receivables Trust				Bank of New York Mellon Corp/The
2014-1				2.20%, 05/15/2019	1,000	1,006
0.57%, 07/10/2017 (b)	1,250	1,250		Branch Banking & Trust Co
AmeriCredit Automobile Receivables Trust				0.53%, 05/23/2017(b)	1,750	1,737
2014-2				0.55%, 09/13/2016(b)	250	249
0.54%, 10/10/2017 (b)	1,800	1,800		Citigroup Inc
Capital Auto Receivables Asset Trust 2014-1				4.75%, 05/19/2015	1,250	1,296
0.68%, 05/20/2016 (b)	500	501		6.13%, 05/15/2018	2,000	2,304
CPS Auto Receivables Trust 2013-A				Commonwealth Bank of Australia
1.31%, 06/15/2020 (a),(b)	1,760	1,762		3.75%, 10/15/2014(a)	1,750	1,767
CPS Auto Receivables Trust 2013-B				Commonwealth Bank of Australia/New York
1.82%, 09/15/2020 (a),(b)	958	962		NY
CPS Auto Receivables Trust 2013-C				2.25%, 03/13/2019	500	504
1.64%, 04/16/2018 (a)	724	728		Goldman Sachs Group Inc/The
CPS Auto Receivables Trust 2013-D				1.32%, 11/15/2018(b)	2,000	2,027
1.54%, 07/16/2018 (a),(b)	814	819		JP Morgan Chase Bank NA
CPS Auto Trust				5.88%, 06/13/2016	1,250	1,368
1.48%, 03/16/2020 (a)	364	365		6.00%, 10/01/2017	3,000	3,413
Santander Drive Auto Receivables Trust 2013-				KeyBank NA/Cleveland OH
2				5.45%, 03/03/2016	250	269
0.47%, 03/15/2016 (b)	170	170		7.41%, 10/15/2027	3,750	3,962
Santander Drive Auto Receivables Trust 2013-				Morgan Stanley
5				0.68%, 10/18/2016(b)	2,000	1,998
0.53%, 04/17/2017 (b)	643	643		1.08%, 01/24/2019(b)	2,750	2,768
Santander Drive Auto Receivables Trust 2014-				National City Bank/Cleveland OH
1				0.60%, 06/07/2017(b)	500	499
0.74%, 06/15/2017	1,000	1,001		PNC Bank NA
Santander Drive Auto Receivables Trust 2014-				4.88%, 09/21/2017	1,700	1,879
2				6.00%, 12/07/2017	900	1,031
0.54%, 07/17/2017 (b)	1,000	1,000		SunTrust Bank/Atlanta GA
Santander Drive Auto Receivables Trust 2014-				0.52%, 08/24/2015(b)	1,000	999
3				7.25%, 03/15/2018	1,500	1,776
0.54%, 08/15/2017 (b)	1,000	1,000		US Bank NA/Cincinnati OH
		$14,101		0.45%, 01/30/2017(b)	500	500
				Wells Fargo & Co
Automobile Floor Plan Asset Backed Securities - 4.53%				7.98%, 12/31/2049(b)	750	853
Ally Master Owner Trust				Wells Fargo Bank NA
0.60%, 04/15/2018 (b)	2,500	2,505
				0.56%, 03/15/2016(b)	1,000	1,001
0.62%, 01/15/2019 (b)	550	551
CNH Wholesale Master Note Trust				6.00%, 11/15/2017	1,250	1,432
0.75%, 08/15/2019 (a),(b)	1,250	1,253				$42,285
Ford Credit Auto Owner Trust/Ford Credit				Beverages - 1.24%
2014-REV1				SABMiller Holdings Inc
2.26%, 11/15/2025 (a),(b)	1,000	1,009		0.92%, 08/01/2018(a),(b)	500	503
Ford Credit Floorplan Master Owner Trust A				1.85%, 01/15/2015(a)	1,000	1,007
0.53%, 01/15/2018 (b)	2,000	2,004		SABMiller PLC
0.55%, 02/15/2019 (b)	500	500		6.50%, 07/01/2016(a)	1,500	1,658
						$3,168

See accompanying notes.

85

Schedule of Investments
Short-Term Income Account
June 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Biotechnology - 1.38%				Food (continued)
Amgen Inc				Tesco PLC
1.25%, 05/22/2017	$1,000	$999		2.00%, 12/05/2014(a)	$1,000	$1,006
2.13%, 05/15/2017	750	769				$2,037
2.20%, 05/22/2019	1,000	999
Gilead Sciences Inc				Gas- 0.40%
2.40%, 12/01/2014	750	756		Florida Gas Transmission Co LLC
				4.00%, 07/15/2015(a)	1,000	1,029
		$3,523

Chemicals - 0.61%
Airgas Inc				Home Equity Asset Backed Securities - 5.67%
				ABFC 2005-WMC1 Trust
3.25%, 10/01/2015	1,500	1,546		0.81%, 06/25/2035(b)	912	896
				ACE Securities Corp Home Equity Loan Trust
Commercial Services - 0.31%				Series 2005-HE2
ERAC USA Finance LLC				0.87%, 04/25/2035(b)	459	460
5.60%, 05/01/2015 (a)	750	780		ACE Securities Corp Home Equity Loan Trust
				Series 2005-WF1
				0.49%, 05/25/2035(b)	446	438
Computers - 0.78%				Asset Backed Securities Corp Home Equity
Apple Inc				Loan Trust Series OOMC 2005-HE6
1.00%, 05/03/2018	500	489		0.66%, 07/25/2035(b)	758	749
International Business Machines Corp				Bayview Financial Acquisition Trust
1.95%, 02/12/2019	1,500	1,507		0.78%, 05/28/2044 (b)	304	303
		$1,996		5.66%, 12/28/2036(b)	43	43
Diversified Financial Services - 6.28%				Bear Stearns Asset Backed Securities I Trust
Ford Motor Credit Co LLC				2006-PC1
3.98%, 06/15/2016	1,700	1,796		0.48%, 12/25/2035(b)	800	794
General Electric Capital Corp				Home Equity Asset Trust 2005-2
0.74%, 01/14/2019 (b)	2,500	2,523		0.87%, 07/25/2035(b)	112	112
0.88%, 07/12/2016 (b)	2,750	2,775		Home Equity Asset Trust 2005-4
5.63%, 09/15/2017	500	566		0.86%, 10/25/2035(b)	1,000	925
Jefferies Group LLC				JP Morgan Mortgage Acquisition Corp 2005-
3.88%, 11/09/2015	1,000	1,032		FLD1
MassMutual Global Funding II				0.64%, 07/25/2035(b)	153	152
2.10%, 08/02/2018 (a)	500	505		JP Morgan Mortgage Acquisition Corp 2005-
2.30%, 09/28/2015 (a)	2,250	2,298		OPT1
2.35%, 04/09/2019 (a)	500	504		0.60%, 06/25/2035(b)	313	310
Murray Street Investment Trust I				Mastr Asset Backed Securities Trust 2005-
4.65%, 03/09/2017 (b)	3,750	4,053		FRE1
		$16,052		0.40%, 10/25/2035(b)	93	93
				New Century Home Equity Loan Trust 2005-
Electric - 4.59%				3
Dominion Resources Inc/VA				0.63%, 07/25/2035(b)	4,050	4,025
1.40%, 09/15/2017	1,000	998		RAMP Series 2005-EFC2 Trust
LG&E and KU Energy LLC				0.62%, 07/25/2035(b)	194	194
2.13%, 11/15/2015	1,000	1,013		RASC Series 2003-KS10 Trust
NiSource Finance Corp				4.47%, 03/25/2032	430	437
5.25%, 09/15/2017	1,000	1,115		Soundview Home Loan Trust 2005-CTX1
PPL Energy Supply LLC				0.57%, 11/25/2035(b)	750	739
5.70%, 10/15/2035	1,400	1,472		Structured Asset Securities Corp Mortgage
6.50%, 05/01/2018	500	558		Loan Trust Series 2005-GEL4
Public Service Co of New Mexico				0.77%, 08/25/2035(b)	194	184
7.95%, 05/15/2018	2,500	3,001		Terwin Mortgage Trust 2005-2HE
Southern Co/The				0.91%, 01/25/2035(a),(b)	54	53
2.45%, 09/01/2018	1,000	1,025		Terwin Mortgage Trust Series TMTS 2005-
TransAlta Corp				14HE
6.65%, 05/15/2018	2,250	2,550		4.85%, 08/25/2036(b)	232	240
		$11,732		Wells Fargo Home Equity Asset-Backed
Finance - Mortgage Loan/Banker - 4.02%				Securities 2004-2 Trust
				0.57%, 10/25/2034(b)	53	52
Fannie Mae
0.88%, 02/08/2018	3,000	2,959		5.00%, 10/25/2034	2,646	2,643
1.13%, 04/27/2017	3,500	3,518		5.00%, 10/25/2034	46	47
1.75%, 06/20/2019	500	501		Wells Fargo Home Equity Asset-Backed
1.88%, 02/19/2019	3,250	3,293		Securities 2005-2 Trust
				0.56%, 11/25/2035(b)	609	607
		$10,271
						$14,496
Food- 0.80%
Ingredion Inc				Insurance - 4.57%
3.20%, 11/01/2015	1,000	1,031		Berkshire Hathaway Finance Corp
				1.60%, 05/15/2017	2,500	2,539
				2.00%, 08/15/2018	1,000	1,018

See accompanying notes.

86

Schedule of Investments
Short-Term Income Account
June 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Insurance (continued)				Mortgage Backed Securities (continued)
MetLife Inc				CHL Mortgage Pass-Through Trust 2004-19
6.82%, 08/15/2018	$750	$896		5.25%, 10/25/2034	$53	$54
Metropolitan Life Global Funding I				CHL Mortgage Pass-Through Trust 2004-J1
2.30%, 04/10/2019 (a)	250	253		4.50%, 01/25/2019(b)	87	89
New York Life Global Funding				CHL Mortgage Pass-Through Trust 2004-J7
2.45%, 07/14/2016 (a)	2,000	2,067		5.00%, 09/25/2019	170	175
Prudential Covered Trust 2012-1				Citigroup Mortgage Loan Trust 2009-6
3.00%, 09/30/2015 (a)	668	684		2.61%, 07/25/2036(a),(b)	138	140
Prudential Holdings LLC				Credit Suisse First Boston Mortgage Securities
1.11%, 12/18/2017 (a),(b)	1,637	1,650		Corp
8.70%, 12/18/2023 (a)	2,031	2,563		1.11%, 05/25/2034(b)	114	112
		$11,670		5.00%, 09/25/2019	40	39
				5.00%, 10/25/2019	213	214
Iron & Steel - 0.41%				Credit Suisse Mortgage Capital Certificates
ArcelorMittal				4.35%, 07/27/2037(a),(b)	265	267
4.25%, 03/01/2016	1,000	1,035		Deutsche Mortgage Securities Inc REMIC
				Trust Series 2010-RS2
Machinery - Construction & Mining - 0.60%				3.89%, 06/28/2047(a),(b)	916	917
Caterpillar Financial Services Corp				Fannie Mae REMICS
2.05%, 08/01/2016	500	514		3.50%, 03/25/2042	184	192
Caterpillar Inc				Freddie Mac REMICS
1.50%, 06/26/2017	1,000	1,011		0.60%, 06/15/2023(b)	5	5
		$1,525		Ginnie Mae
				0.62%, 07/16/2054(b)	9,795	561
Manufactured Housing Asset Backed Securities - 0.03%				0.70%, 08/16/2051(b)	11,683	733
Green Tree Financial Corp				0.87%, 02/16/2053(b)	16,950	1,226
7.70%, 09/15/2026	65	70		0.91%, 09/16/2055(b)	9,981	693
Mid-State Trust IV				0.92%, 03/16/2052(b)	9,812	810
8.33%, 04/01/2030	16	16		0.93%, 10/16/2054(b)	4,904	329
		$86		0.94%, 06/16/2055(b)	9,912	648
				0.95%, 10/16/2054(b)	6,428	385
Media- 0.96%				0.98%, 03/16/2049(b)	13,875	856
NBCUniversal Enterprise Inc				1.00%, 02/16/2055(b)	9,719	523
0.76%, 04/15/2016 (a),(b)	500	503		1.01%, 10/16/2054(b)	4,870	326
Time Warner Cable Inc				1.01%, 01/16/2055(b)	7,855	487
8.25%, 04/01/2019	750	950		1.14%, 08/16/2042(b)	15,256	1,165
Walt Disney Co/The				1.15%, 06/16/2045(b)	12,492	982
1.13%, 02/15/2017	1,000	1,005		1.22%, 02/16/2046(b)	9,841	810
		$2,458		1.41%, 12/16/2036(b)	4,483	369
Mining - 0.71%				1.67%, 01/16/2040(b)	4,278	288
Glencore Finance Canada Ltd				4.50%, 08/20/2032	41	43
2.70%, 10/25/2017 (a),(b)	1,250	1,283		JP Morgan Mortgage Trust 2004-S1
Teck Resources Ltd				5.00%, 09/25/2034	586	610
5.38%, 10/01/2015	500	526		JP Morgan Resecuritization Trust Series 2010-
		$1,809		4
				2.38%, 10/26/2036(a),(b)	251	252
Mortgage Backed Securities - 11.45%				MASTR Alternative Loan Trust 2003-9
Adjustable Rate Mortgage Trust 2004-2				6.50%, 01/25/2019	151	155
1.29%, 02/25/2035 (b)	40	40
				MASTR Asset Securitization Trust
Alternative Loan Trust 2004-J8				5.25%, 12/25/2033	142	142
6.00%, 02/25/2017	63	63		MASTR Asset Securitization Trust 2004-11
Banc of America Alternative Loan Trust 2003-				5.00%, 12/25/2019	44	46
10				MASTR Asset Securitization Trust 2004-9
5.00%, 12/25/2018	270	276		5.00%, 09/25/2019	138	140
Banc of America Funding 2004-1 Trust				PHH Mortgage Trust Series 2008-CIM1
5.25%, 02/25/2019	53	55		5.22%, 06/25/2038	813	830
Banc of America Funding 2004-3 Trust				Prime Mortgage Trust 2005-2
4.75%, 09/25/2019	188	193		5.25%, 07/25/2020(b)	297	301
Banc of America Funding 2006-G Trust				Provident Funding Mortgage Loan Trust 2005-
0.32%, 07/20/2036 (b)	160	159
				1
Banc of America Mortgage Trust 2004-8				0.44%, 05/25/2035(b)	631	608
5.25%, 10/25/2019	80	82		RALI Series 2003-QS23 Trust
Banc of America Mortgage Trust 2005-7				5.00%, 12/26/2018	551	560
5.00%, 08/25/2020	30	30		RALI Series 2004-QS3 Trust
BCAP LLC 2011-RR11 Trust				5.00%, 03/25/2019	170	176
2.53%, 03/26/2035 (a),(b)	367	370
				RBSSP Resecuritization Trust 2009-7
CHL Mortgage Pass-Through Trust 2003-28				0.55%, 06/26/2037(a),(b)	110	108
4.50%, 08/25/2033	19	19		Sequoia Mortgage Trust 2013-4
CHL Mortgage Pass-Through Trust 2003-46				1.55%, 04/25/2043(b)	2,084	1,917
2.55%, 01/19/2034 (b)	176	181

See accompanying notes.

87

Schedule of Investments
Short-Term Income Account
June 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Mortgage Backed Securities (continued)				Other Asset Backed Securities (continued)
Sequoia Mortgage Trust 2013-8				Drug Royalty II LP 2
2.25%, 06/25/2043 (b)	$1,368	$1,295		3.48%, 07/15/2023(a),(b),(c)	$1,500	$1,500
Springleaf Mortgage Loan Trust				FFMLT Trust 2005-FF2
1.27%, 06/25/2058 (a),(b)	1,847	1,841		0.81%, 03/25/2035(b)	93	93
Springleaf Mortgage Loan Trust 2012-1				Fieldstone Mortgage Investment Trust Series
2.67%, 09/25/2057 (a)	182	185		2005-1
Springleaf Mortgage Loan Trust 2012-2				1.23%, 03/25/2035(b)	576	561
2.22%, 10/25/2057 (a)	1,709	1,731		First Franklin Mortgage Loan Trust 2005-FF4
Springleaf Mortgage Loan Trust 2012-3				0.58%, 05/25/2035(b)	241	240
1.57%, 12/25/2059 (a),(b)	1,646	1,645		Green Tree Home Improvement Loan Trust
2.66%, 12/25/2059 (a),(b)	500	500		7.45%, 09/15/2025	1	1
Springleaf Mortgage Loan Trust 2013-2				JP Morgan Mortgage Acquisition Corp 2005-
1.78%, 12/25/2065 (a)	822	821		OPT2
3.52%, 12/25/2065 (a),(b)	405	414		0.44%, 12/25/2035(b)	600	583
WaMu Mortgage Pass-Through Certificates				Mastr Specialized Loan Trust
Series 2003-S8 Trust				1.40%, 11/25/2034(a),(b)	229	227
5.00%, 09/25/2018	60	61		Merrill Lynch Mortgage Investors Trust Series
		$29,244		2005-FM1
				0.53%, 05/25/2036(b)	316	313
Oil & Gas - 4.02%				OneMain Financial Issuance Trust 2014-1
BP Capital Markets PLC				2.43%, 06/18/2024(a),(b),(c)	900	900
4.75%, 03/10/2019	2,000	2,243		PFS Financing Corp
Chevron Corp				0.65%, 04/17/2017(a),(b)	1,250	1,251
1.72%, 06/24/2018	1,300	1,310		0.70%, 02/15/2018(a),(b)	2,000	2,002
Ensco PLC				0.75%, 02/15/2019(a),(b)	750	751
3.25%, 03/15/2016	1,000	1,041		PFS Tax Lien Trust 2014-1
Phillips 66				1.44%, 05/15/2029(a),(b)	467	469
2.95%, 05/01/2017	1,500	1,572		Saxon Asset Securities Trust 2005-3
Shell International Finance BV				0.52%, 11/25/2035(b)	258	255
3.10%, 06/28/2015	1,500	1,541		Securitized Asset Backed Receivables LLC
Sinopec Group Overseas Development 2014				Trust 2006-OP1
Ltd				0.45%, 10/25/2035(b)	35	34
1.75%, 04/10/2017 (a)	500	500
				Springleaf Funding Trust 2013-A
Total Capital International SA				2.58%, 09/15/2021(a),(b)	750	755
0.79%, 08/10/2018 (b)	550	555
				Wachovia Mortgage Loan Trust Series 2005-
1.55%, 06/28/2017	1,500	1,522		WMC1
		$10,284		0.89%, 10/25/2035(b)	246	243
Oil & Gas Services - 0.82%						$13,284
Schlumberger Investment SA				Pharmaceuticals - 1.57%
1.95%, 09/14/2016 (a)	1,000	1,023
				AbbVie Inc
Weatherford International Ltd/Bermuda				1.20%, 11/06/2015	3,000	3,020
5.50%, 02/15/2016	1,000	1,073		Merck & Co Inc
		$2,096		1.10%, 01/31/2018	1,000	984
Other Asset Backed Securities - 5.20%						$4,004
Ameriquest Mortgage Securities Inc Asset-				Pipelines - 0.33%
Backed Pass-Through Ctfs Ser 2004-R11				DCP Midstream LLC
0.75%, 11/25/2034 (b)	74	74
				5.38%, 10/15/2015(a)	810	847
Ameriquest Mortgage Securities Inc Asset-
Backed Pass-Through Ctfs Ser 2005-R1
0.60%, 03/25/2035 (b)	696	688		Real Estate - 0.67%
Ameriquest Mortgage Securities Inc Asset-				WEA Finance LLC
Backed Pass-Through Ctfs Ser 2005-R6				7.13%, 04/15/2018(a)	750	913
0.35%, 08/25/2035 (b)	79	79		WEA Finance LLC / WT Finance Aust Pty
Carrington Mortgage Loan Trust Series 2005-				Ltd
FRE1				5.75%, 09/02/2015(a)	750	811
0.43%, 12/25/2035 (b)	9	9				$1,724
Carrington Mortgage Loan Trust Series 2005-
NC4				REITS- 1.86%
0.55%, 09/25/2035 (b)	299	295		BioMed Realty LP
Citigroup Mortgage Loan Trust Inc				2.63%, 05/01/2019	500	503
0.58%, 07/25/2035 (b)	112	111		3.85%, 04/15/2016	1,000	1,046
				Health Care REIT Inc
CNH Equipment Trust 2012-D				3.63%, 03/15/2016	750	784
0.45%, 04/15/2016	207	207
Countrywide Asset-Backed Certificates				5.88%, 05/15/2015	1,000	1,045
0.60%, 08/25/2035 (b)	821	816		Healthcare Realty Trust Inc
Credit-Based Asset Servicing and				6.50%, 01/17/2017	750	844
Securitization LLC				Nationwide Health Properties Inc
4.30%, 08/25/2035 (b)	100	102		6.00%, 05/20/2015	500	523
4.82%, 07/25/2035 (b)	709	725				$4,745

See accompanying notes.

88

Schedule of Investments
Short-Term Income Account
June 30, 2014 (unaudited)

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

Savings & Loans - 0.00%				Federal National Mortgage Association (FNMA) (continued)
Washington Mutual Bank / Henderson NV				2.63%, 12/01/2033(b)	$29	$30
0.00%, 01/15/2013 (d)	$200	$—		4.22%, 11/01/2035(b)	3	3
				5.60%, 04/01/2019(b)	1	1
				8.00%, 05/01/2027	25	27
Semiconductors - 0.39%				8.50%, 11/01/2017	2	2
Samsung Electronics America Inc
1.75%, 04/10/2017 (a)	1,000	1,005				$546
				Government National Mortgage Association (GNMA) -
				0.02%
Student Loan Asset Backed Securities - 1.55%				9.00%, 12/15/2020	3	3
SLC Private Student Loan Trust 2006-A				9.00%, 04/20/2025	1	1
0.40%, 07/15/2036 (b)	187	186		10.00%, 06/15/2020	7	8
SLC Private Student Loan Trust 2010-B				10.00%, 02/15/2025	2	2
3.65%, 07/15/2042 (a),(b)	563	594		10.00%, 04/15/2025	1	1
SLM Private Credit Student Loan Trust 2002-				10.00%, 05/15/2020	6	6
A				10.00%, 09/15/2018	3	3
0.78%, 12/16/2030 (b)	958	940		10.00%, 09/15/2018	2	2
SLM Private Education Loan Trust 2013-A				10.00%, 02/15/2019	19	19
0.75%, 08/15/2022 (a),(b)	728	729				$45
SLM Private Education Loan Trust 2013-B				TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
0.80%, 07/15/2022 (a),(b)	579	580		OBLIGATIONS		$669
1.85%, 06/17/2030 (a),(b)	500	494
				Total Investments		$251,568
SLM Private Education Loan Trust 2014-A				Other Assets in Excess of Liabilities, Net - 1.54%		$3,932
0.75%, 07/15/2022 (a),(b)	447	448
				TOTAL NET ASSETS - 100.00%		$255,500
		$3,971

Telecommunications - 2.94%				(a)	Security exempt from registration under Rule 144A of the Securities Act of
AT&T Inc
0.61%, 02/12/2016 (b)	1,000	1,003		1933. These securities may be resold in transactions exempt from
				registration, normally to qualified institutional buyers. Unless otherwise
Cisco Systems Inc				indicated, these securities are not considered illiquid. At the end of the
1.10%, 03/03/2017	1,500	1,505
Verizon Communications Inc				period, the value of these securities totaled $59,977 or 23.47% of net
1.98%, 09/14/2018 (b)	500	527		assets.
3.65%, 09/14/2018	1,500	1,604		(b)	Variable Rate. Rate shown is in effect at June 30, 2014.
5.50%, 02/15/2018	750	851		(c)	Fair value of these investments is determined in good faith by the
Vodafone Group PLC				Manager under procedures established and periodically reviewed by the
0.61%, 02/19/2016 (b)	1,000	1,003		Board of Directors. At the end of the period, the fair value of these
1.63%, 03/20/2017	1,000	1,008		securities totaled $2,400 or 0.94% of net assets.
		$7,501		(d) Non-Income Producing Security

Transportation - 0.30%
Ryder System Inc					Portfolio Summary (unaudited)
2.45%, 11/15/2018	750	764		Sector		Percent
				Financial		29 .93%
Trucking & Leasing - 1.00%				Asset Backed Securities		22 .50%
Penske Truck Leasing Co Lp / PTL Finance				Mortgage Securities		11 .71%
Corp				Consumer, Non-cyclical		6.19%
2.50%, 03/15/2016 (a)	1,000	1,028		Energy		5.17%
3.13%, 05/11/2015 (a)	1,500	1,533		Utilities		4.99%
		$2,561		Government		4.02%
TOTAL BONDS		$241,516		Communications		3.90%
U.S. GOVERNMENT & GOVERNMENT	Principal			Exchange Traded Funds		3.67%
AGENCY OBLIGATIONS - 0.26%	Amount (000's)	Value(000	's)	Industrial		1.90%
Federal Home Loan Mortgage Corporation (FHLMC) -				Basic Materials		1.73%
0.03%				Consumer, Cyclical		1.58%
2.24%, 11/01/2021 (b)	$2	$2		Technology		1.17%
2.38%, 09/01/2035 (b)	59	62		Other Assets in Excess of Liabilities, Net		1.54%
6.00%, 05/01/2017	12	13		TOTAL NET ASSETS		100.00%
9.50%, 08/01/2016	1	1
		$78

Federal National Mortgage Association (FNMA) - 0.21%
1.88%, 04/01/2033 (b)	158	168
2.26%, 12/01/2032 (b)	41	43
2.28%, 02/01/2037 (b)	86	91
2.30%, 08/01/2034 (b)	27	29
2.35%, 07/01/2034 (b)	66	70
2.36%, 01/01/2035 (b)	11	11
2.37%, 01/01/2035 (b)	47	50
2.41%, 11/01/2032 (b)	9	10
2.42%, 02/01/2035 (b)	10	11

See accompanying notes.

89

Schedule of Investments
SmallCap Growth Account II
June 30, 2014 (unaudited)

COMMON STOCKS - 96.65%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.01%					Banks (continued)
Marchex Inc	743		$9		PacWest Bancorp	9,250		$399
					Square 1 Financial Inc (a)	17,838		339
					Talmer Bancorp Inc (a)	9,249		128
Aerospace & Defense - 1.08%					Texas Capital Bancshares Inc (a)	224		12
Astronics Corp (a)	10,411		588
					Western Alliance Bancorp (a)	595		14
Curtiss-Wright Corp	183		12
Ducommun Inc (a)	94		2					$4,286
GenCorp Inc (a)	759		15		Beverages - 0.07%
HEICO Corp	982		51		Boston Beer Co Inc/The (a)	119		27
Kaman Corp	319		14		Coca-Cola Bottling Co Consolidated	96		7
Moog Inc (a)	98		7		Craft Brew Alliance Inc (a)	203		2
Teledyne Technologies Inc (a)	126		12		Farmer Bros Co (a)	138		3
			$701		National Beverage Corp (a)	269		5

Agriculture - 0.05%								$44
Alico Inc	60		2		Biotechnology - 7.43%
Andersons Inc/The	373		19		Acceleron Pharma Inc (a),(b)	372		13
Vector Group Ltd (b)	677		14		Acorda Therapeutics Inc (a)	591		20
			$35		Aegerion Pharmaceuticals Inc (a)	422		13
					Alder Biopharmaceuticals Inc (a)	181		4
Airlines - 2.75%					Alnylam Pharmaceuticals Inc (a)	12,606		796
Allegiant Travel Co	194		23		AMAG Pharmaceuticals Inc (a)	335		7
Hawaiian Holdings Inc (a)	1,020		14
					ANI Pharmaceuticals Inc (a)	6,026		207
JetBlue Airways Corp (a)	793		8
					Arena Pharmaceuticals Inc (a),(b)	3,164		18
Spirit Airlines Inc (a)	27,557		1,743
					ARIAD Pharmaceuticals Inc (a),(b)	2,374		15
			$1,788		BioCryst Pharmaceuticals Inc (a)	801		10
Apparel - 0.23%					Bluebird Bio Inc (a)	242		9
Columbia Sportswear Co	136		11		Cambrex Corp (a)	27,564		570
G-III Apparel Group Ltd (a)	263		22		Celldex Therapeutics Inc (a)	1,029		17
Iconix Brand Group Inc (a)	232		10		CTI BioPharma Corp (a),(b)	3,078		9
Oxford Industries Inc	213		14		Dendreon Corp (a),(b)	3,738		9
RG Barry Corp	15		—		Dicerna Pharmaceuticals Inc (a),(b)	80		2
Sequential Brands Group Inc (a),(b)	301		4		Emergent Biosolutions Inc (a)	112		2
Skechers U.S.A. Inc (a)	425		20		Endocyte Inc (a),(b)	723		5
Steven Madden Ltd (a)	874		30		Enzo Biochem Inc (a)	775		4
Wolverine World Wide Inc	1,456		38		Epizyme Inc (a),(b)	14,450		450
			$149		Exact Sciences Corp (a),(b)	1,067		18
					Exelixis Inc (a),(b)	2,825		10
Automobile Manufacturers - 0.02%					Five Prime Therapeutics Inc (a),(b)	391		6
Wabash National Corp (a)	1,012		14		Foundation Medicine Inc (a),(b)	316		8
					Galena Biopharma Inc (a)	2,672		8
Automobile Parts & Equipment - 1.11%					Halozyme Therapeutics Inc (a)	1,402		14
Accuride Corp (a)	791		4		Idenix Pharmaceuticals Inc (a),(b)	1,273		31
American Axle & Manufacturing Holdings Inc	995		19		ImmunoGen Inc (a),(b)	1,237		15
(a)					Inovio Pharmaceuticals Inc (a),(b)	1,213		13
Commercial Vehicle Group Inc (a)	599		6		Insmed Inc (a)	499		10
Cooper Tire & Rubber Co	176		5		Intercept Pharmaceuticals Inc (a)	843		199
Dana Holding Corp	1,149		28		InterMune Inc (a)	10,160		449
Dorman Products Inc (a)	397		20		Intrexon Corp (a),(b)	11,132		279
Douglas Dynamics Inc	483		8		Isis Pharmaceuticals Inc (a),(b)	9,341		321
Gentherm Inc (a)	510		23		Ligand Pharmaceuticals Inc (a)	298		19
Meritor Inc (a)	757		10		MacroGenics Inc (a)	12,082		263
Modine Manufacturing Co (a)	312		5		Medicines Co/The (a)	921		27
Standard Motor Products Inc	268		12		Merrimack Pharmaceuticals Inc (a),(b)	1,247		9
Strattec Security Corp	61		4		Momenta Pharmaceuticals Inc (a)	1,090		13
Tenneco Inc (a)	8,574		563		Novavax Inc (a)	3,014		14
Tower International Inc (a)	303		11		NPS Pharmaceuticals Inc (a)	13,006		430
					OncoMed Pharmaceuticals Inc (a)	286		7
			$718		OvaScience Inc (a),(b)	9,961		91
Banks - 6.60%					Pacific Biosciences of California Inc (a)	1,302		8
Bank of the Ozarks Inc	36,510		1,221		PDL BioPharma Inc (b)	2,337		23
Cass Information Systems Inc	244		12		Peregrine Pharmaceuticals Inc (a)	3,716		7
CoBiz Financial Inc	39,073		421		Prothena Corp PLC (a)	130		3
Customers Bancorp Inc (a)	16,426		329		Puma Biotechnology Inc (a)	299		20
Eagle Bancorp Inc (a)	380		13		Repligen Corp (a)	463		10
First Financial Bankshares Inc	448		14		Retrophin Inc (a)	481		6
First Internet Bancorp	3,580		74		Sangamo BioSciences Inc (a)	970		15
First NBC Bank Holding Co (a)	19,130		641		Spectrum Pharmaceuticals Inc (a),(b)	354		3
Home BancShares Inc/AR	645		21		Synageva BioPharma Corp (a),(b)	264		28
Independent Bank Group Inc	88		5		Theravance Biopharma Inc (a)	282		9
Opus Bank (a)	22,140		643		Theravance Inc (a),(b)	988		29

See accompanying notes.

90

Schedule of Investments
SmallCap Growth Account II
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Biotechnology (continued)					Commercial Services (continued)
Ultragenyx Pharmaceutical Inc (a),(b)	1,330		$60		HMS Holdings Corp (a)	1,278		$26
Verastem Inc (a),(b)	17,651		160		Huron Consulting Group Inc (a)	72		5
ZIOPHARM Oncology Inc (a),(b)	1,909		8		Information Services Group Inc (a)	741		4
			$4,823		Insperity Inc	357		12
					ITT Educational Services Inc (a),(b)	42		1
Building Materials - 2.56%					JTH Holding Inc (a)	98		3
AAON Inc	416		14		K12 Inc (a)	398		10
Apogee Enterprises Inc	12,086		421		Kforce Inc	25,232		547
Boise Cascade Co (a)	500		14
					Korn/Ferry International (a)	8,914		262
Comfort Systems USA Inc	226		4		Landauer Inc	225		9
Continental Building Products Inc (a)	209		3
					LifeLock Inc (a)	1,183		17
Drew Industries Inc	333		17		MAXIMUS Inc	994		43
Griffon Corp	190		2		Medifast Inc (a)	311		9
Headwaters Inc (a)	1,072		15
Nortek Inc (a),(b)	114		10		Monro Muffler Brake Inc	454		24
Patrick Industries Inc (a)	157		7		Multi-Color Corp	175		7
					National Research Corp (a)	197		3
PGT Inc (a)	1,072		9
					On Assignment Inc (a)	798		28
Simpson Manufacturing Co Inc	77		3		PAREXEL International Corp (a)	828		44
Texas Industries Inc (a)	255		24
					Performant Financial Corp (a)	637		6
Trex Co Inc (a)	38,916		1,122
					Providence Service Corp/The (a)	251		9
			$1,665		RPX Corp (a)	106		2
Chemicals - 1.80%					Sotheby's	775		33
A Schulman Inc	154		6		SP Plus Corp (a)	326		7
Aceto Corp	129		2		Strayer Education Inc (a)	256		13
Balchem Corp	435		23		Team Health Holdings Inc (a)	1,000		50
Chemtura Corp (a)	1,222		32		Team Inc (a)	300		12
Ferro Corp (a)	1,063		13		TeleTech Holdings Inc (a)	205		6
Hawkins Inc	38		1		TrueBlue Inc (a)	602		17
HB Fuller Co	649		31		Vistaprint NV (a)	474		19
Innophos Holdings Inc	162		9		Weight Watchers International Inc (b)	577		12
Innospec Inc	115		5		WEX Inc (a)	564		59
Minerals Technologies Inc	217		14		Xoom Corp (a)	444		12
Oil-Dri Corp of America	27		1					$2,390
OMNOVA Solutions Inc (a)	1,115		10
					Computers - 1.77%
PolyOne Corp	23,263		980		A10 Networks Inc (a),(b)	263		4
Quaker Chemical Corp	136		11		Carbonite Inc (a)	400		5
Sensient Technologies Corp	65		4		Cray Inc (a),(b)	604		16
Stepan Co	200		11		Digimarc Corp	147		5
Taminco Corp (a)	538		13
					Dot Hill Systems Corp (a)	1,361		6
Zep Inc	202		4		Electronics For Imaging Inc (a)	693		31
			$1,170		EPAM Systems Inc (a)	14,419		631
Coal - 0.02%					FleetMatics Group PLC (a)	414		13
SunCoke Energy Inc (a)	721		16		Icad Inc (a)	10,380		67
					iGate Corp (a)	505		18
					Immersion Corp (a)	617		8
Commercial Services - 3.68%					j2 Global Inc	668		34
Advisory Board Co/The (a)	455		24		LivePerson Inc (a)	1,227		12
American Public Education Inc (a)	373		13		Luxoft Holding Inc (a)	178		6
ARC Document Solutions Inc (a)	930		5		Manhattan Associates Inc (a)	1,134		39
Arrowhead Research Corp (a)	747		11
					MTS Systems Corp	234		16
Barrett Business Services Inc	166		8		NetScout Systems Inc (a)	525		23
Bright Horizons Family Solutions Inc (a)	451		19		Qualys Inc (a)	456		12
Capella Education Co	247		13		Quantum Corp (a)	2,026		2
Cardtronics Inc (a)	653		22
					Science Applications International Corp	603		27
Chemed Corp (b)	256		24		Spansion Inc (a)	896		19
Corporate Executive Board Co	496		34		Super Micro Computer Inc (a)	514		13
CorVel Corp (a)	270		12		Sykes Enterprises Inc (a)	79		2
Deluxe Corp	379		22		Synaptics Inc (a)	536		49
Electro Rent Corp	27		—		Syntel Inc (a)	224		19
Euronet Worldwide Inc (a)	726		35
					Transact Technologies Inc	3,980		41
EVERTEC Inc	833		20		Unisys Corp (a)	443		11
ExamWorks Group Inc (a)	466		15		Virtusa Corp (a)	373		13
ExlService Holdings Inc (a)	314		9		Vocera Communications Inc (a)	424		6
Forrester Research Inc	247		9					$1,148
Franklin Covey Co (a)	146		3
Grand Canyon Education Inc (a)	659		30		Consumer Products - 0.06%
H&E Equipment Services Inc (a)	19,265		700		Helen of Troy Ltd (a)	158		9
Healthcare Services Group Inc	876		26		Tumi Holdings Inc (a)	695		14
Heartland Payment Systems Inc	528		22		WD-40 Co	225		17
Hill International Inc (a)	434		3					$40

See accompanying notes.

91

Schedule of Investments
SmallCap Growth Account II
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Cosmetics & Personal Care - 0.00%				Electronics (continued)
Revlon Inc (a)	87	$3		Rogers Corp (a)	116	$8
				Sparton Corp (a)	229	6
				Taser International Inc (a)	756	10
Distribution & Wholesale - 3.36%				Viasystems Group Inc (a)	5	—
Beacon Roofing Supply Inc (a)	243	8
Core-Mark Holding Co Inc	72	3		Watts Water Technologies Inc	49	3
MWI Veterinary Supply Inc (a)	10,812	1,536		Woodward Inc	651	33
Pool Corp	676	38				$1,773
Watsco Inc	380	39		Energy - Alternate Sources - 0.08%
WESCO International Inc (a)	6,470	559		Enphase Energy Inc (a)	414	4
		$2,183		FutureFuel Corp	123	2
Diversified Financial Services - 2.05%				Green Plains Inc	407	13
Altisource Asset Management Corp (a)	14	10		Pattern Energy Group Inc	501	17
				REX American Resources Corp (a)	113	8
Altisource Portfolio Solutions SA (a)	185	21
				Solazyme Inc (a)	965	11
BGC Partners Inc	1,082	8
Blackhawk Network Holdings Inc (a)	744	21				$55
Cohen & Steers Inc	241	10		Engineering & Construction - 1.12%
Credit Acceptance Corp (a)	117	14		Aegion Corp (a)	107	3
Diamond Hill Investment Group Inc	66	8		Argan Inc	111	4
Ellie Mae Inc (a)	358	11		Dycom Industries Inc (a)	444	14
Encore Capital Group Inc (a)	223	10		Exponent Inc	194	14
Evercore Partners Inc - Class A	11,084	639		MasTec Inc (a)	880	27
Financial Engines Inc	654	30		Mistras Group Inc (a)	370	9
Greenhill & Co Inc	4,740	234		Sterling Construction Co Inc (a)	30	—
Higher One Holdings Inc (a)	743	3		Tutor Perini Corp (a)	20,700	657
INTL. FCStone Inc (a)	104	2				$728
MarketAxess Holdings Inc	484	26
Moelis & Co (a)	2,370	80		Entertainment - 2.31%
Outerwall Inc (a),(b)	296	18		Carmike Cinemas Inc (a)	7,890	277
Portfolio Recovery Associates Inc (a)	637	38		Churchill Downs Inc	129	12
				Eros International PLC (a)	160	3
Pzena Investment Management Inc	269	3		Multimedia Games Holding Co Inc (a)	29,785	882
RCS Capital Corp	93	2		Pinnacle Entertainment Inc (a)	756	19
Virtus Investment Partners Inc	85	18
WageWorks Inc (a)	446	22		Scientific Games Corp (a)	23,870	266
Westwood Holdings Group Inc	164	10		Vail Resorts Inc	532	41
WisdomTree Investments Inc (a)	6,258	77				$1,500
World Acceptance Corp (a),(b)	189	14
				Environmental Control - 0.10%
		$1,329		Calgon Carbon Corp (a)	807	18
				Darling Ingredients Inc (a)	413	9
Electric - 0.01%
EnerNOC Inc (a)	215	4		MSA Safety Inc	362	21
Ormat Technologies Inc	153	4		Tetra Tech Inc	117	3
		$8		US Ecology Inc	296	14
						$65
Electrical Components & Equipment - 1.66%
Acuity Brands Inc	6,490	897		Food- 0.37%
Advanced Energy Industries Inc (a)	547	11		B&G Foods Inc	767	25
				Boulder Brands Inc (a)	722	10
Belden Inc	649	51
Encore Wire Corp	60	3		Calavo Growers Inc	291	10
EnerSys	165	11		Cal-Maine Foods Inc	221	16
Generac Holdings Inc (a)	1,010	49		Fresh Market Inc/The (a),(b)	611	21
Insteel Industries Inc	375	7		J&J Snack Foods Corp	217	20
Littelfuse Inc	296	28		Lancaster Colony Corp	166	16
Universal Display Corp (a),(b)	597	19		Nutrisystem Inc	681	12
		$1,076		Sanderson Farms Inc	283	28
				Tootsie Roll Industries Inc	447	13
Electronics - 2.73%				TreeHouse Foods Inc (a)	273	22
American Science & Engineering Inc	30	2		United Natural Foods Inc (a)	743	48
Applied Optoelectronics Inc (a)	13,557	315				$241
Badger Meter Inc	213	11
Coherent Inc (a)	41	3		Forest Products & Paper - 0.15%
FARO Technologies Inc (a)	16,549	813		Clearwater Paper Corp (a)	304	19
FEI Co	620	56		Deltic Timber Corp	142	8
Fluidigm Corp (a)	370	11		KapStone Paper and Packaging Corp (a)	1,258	42
InvenSense Inc (a),(b)	903	21		Neenah Paper Inc	193	10
Measurement Specialties Inc (a)	237	20		Orchids Paper Products Co	123	4
Mesa Laboratories Inc	62	5		PH Glatfelter Co	365	10
Methode Electronics Inc	11,002	420		Schweitzer-Mauduit International Inc	105	4
Newport Corp (a)	804	15				$97
NVE Corp (a)	47	3
OSI Systems Inc (a)	103	7
Plexus Corp (a)	265	11
See accompanying notes.				92

Schedule of Investments
SmallCap Growth Account II
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Hand & Machine Tools - 0.04%					Healthcare - Services (continued)
Franklin Electric Co Inc	665		$27		Molina Healthcare Inc (a)	413		$18
					NeoStem Inc (a),(b)	243		2
					RadNet Inc (a)	699		5
Healthcare - Products - 4.25%					Select Medical Holdings Corp	1,063		16
Abaxis Inc	322		14		Skilled Healthcare Group Inc (a)	437		3
ABIOMED Inc (a),(b)	564		14
					Surgical Care Affiliates Inc (a)	269		8
Accuray Inc (a),(b)	1,108		10
Affymetrix Inc (a)	411		4		US Physical Therapy Inc	286		10
					WellCare Health Plans Inc (a)	75		6
AtriCure Inc (a)	10,413		191
Atrion Corp	36		12					$1,286
BioTelemetry Inc (a)	354		3		Holding Companies - Diversified - 0.90%
Cantel Medical Corp	477		17		Horizon Pharma Inc (a),(b)	36,732		581
Cardiovascular Systems Inc (a)	379		12
Cepheid (a)	12,395		594
Cerus Corp (a),(b)	1,653		7		Home Builders - 0.06%
					Cavco Industries Inc (a)	148		13
Chindex International Inc (a)	281		7
					KB Home (b)	786		15
Cyberonics Inc (a)	402		25
					LGI Homes Inc (a)	127		2
Cynosure Inc (a)	12,666		269
					Winnebago Industries Inc (a)	408		10
DexCom Inc (a)	1,079		43
Endologix Inc (a)	913		14					$40
Genomic Health Inc (a)	377		10		Home Furnishings - 0.13%
Globus Medical Inc (a)	947		23		American Woodmark Corp (a)	250		8
Haemonetics Corp (a)	102		4		Daktronics Inc	602		7
HeartWare International Inc (a)	239		21		DTS Inc/CA (a)	108		2
Inogen Inc (a),(b)	13,009		293		iRobot Corp (a),(b)	410		17
Insulet Corp (a)	779		31		La-Z-Boy Inc	656		15
Integra LifeSciences Holdings Corp (a)	232		11		Select Comfort Corp (a)	671		14
K2M Group Holdings Inc (a)	11,750		175		TiVo Inc (a)	857		11
LDR Holding Corp (a)	3,556		89		Universal Electronics Inc (a)	234		11
Luminex Corp (a)	542		9
Masimo Corp (a)	710		17					$85
Merge Healthcare Inc (a)	1,545		3		Housewares - 0.02%
Meridian Bioscience Inc	603		12		Libbey Inc (a)	497		13
MiMedx Group Inc (a)	2,155		15
NanoString Technologies Inc (a)	18,791		280
Natus Medical Inc (a)	422		11		Insurance - 1.41%
(a)					AmTrust Financial Services Inc	19,665		822
Navidea Biopharmaceuticals Inc	2,421		4		Atlas Financial Holdings Inc (a)	243		4
NuVasive Inc (a)	561		20
NxStage Medical Inc (a)	884		13		Crawford & Co	229		2
(a)					Employers Holdings Inc	512		11
Oxford Immunotec Global PLC	294		5		Essent Group Ltd (a)	529		11
Quidel Corp (a)	668		15
Rockwell Medical Inc (a),(b)	149		2		Federated National Holding Co	232		6
(a)					HCI Group Inc	142		6
Spectranetics Corp/The	587		13		Heritage Insurance Holdings Inc (a)	156		2
STAAR Surgical Co (a)	871		15
					Infinity Property & Casualty Corp	95		6
STERIS Corp	859		46		Maiden Holdings Ltd	153		2
SurModics Inc (a)	52		1		MGIC Investment Corp (a)	1,790		16
Tandem Diabetes Care Inc (a)	190		3
Thoratec Corp (a)	8,325		290		Radian Group Inc	869		13
TriVascular Technologies Inc (a),(b)	168		3		United Insurance Holdings Corp	344		6
					Universal Insurance Holdings Inc	667		9
Utah Medical Products Inc	77		4					$916
Vascular Solutions Inc (a)	390		9
Volcano Corp (a)	698		12		Internet - 3.22%
West Pharmaceutical Services Inc	1,007		42		Barracuda Networks Inc (a)	179		6
Wright Medical Group Inc (a)	337		11		Blue Nile Inc (a)	293		8
Zeltiq Aesthetics Inc (a)	658		10		Borderfree Inc (a)	123		2
			$2,758		ChannelAdvisor Corp (a)	14,670		387
					Chegg Inc (a),(b)	31,220		220
Healthcare - Services - 1.98%					Cogent Communications Holdings Inc	673		23
Acadia Healthcare Co Inc (a)	23,403		1,065		comScore Inc (a)	519		18
Addus HomeCare Corp (a)	13		—		Constant Contact Inc (a)	447		14
Air Methods Corp (a)	566		29		Conversant Inc (a)	972		25
Alliance HealthCare Services Inc (a)	45		1		Dice Holdings Inc (a)	283		2
Amsurg Corp (a)	157		7		ePlus Inc (a)	4		—
Bio-Reference Labs Inc (a)	357		11		Global Eagle Entertainment Inc (a)	23,770		295
Capital Senior Living Corp (a)	420		10		Global Sources Ltd (a)	55		—
Emeritus Corp (a)	591		19		GrubHub Inc (a),(b)	202		7
Ensign Group Inc/The	419		13		HealthStream Inc (a)	477		12
Gentiva Health Services Inc (a)	742		11		HomeAway Inc (a)	22,765		793
HealthSouth Corp	966		35		Lionbridge Technologies Inc (a)	1,294		8
Healthways Inc (a)	372		6		magicJack VocalTec Ltd (a)	295		4
IPC The Hospitalist Co Inc (a)	243		11		Mavenir Systems Inc (a)	219		3

See accompanying notes.

93

Schedule of Investments
SmallCap Growth Account II
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Internet (continued)					Metal Fabrication & Hardware - 0.25%
NIC Inc	944		$15		CIRCOR International Inc	233		$18
OpenTable Inc (a)	331		34		Mueller Industries Inc	544		16
OPOWER Inc (a),(b)	160		3		Mueller Water Products Inc - Class A	2,338		20
Orbitz Worldwide Inc (a)	568		5		NN Inc	373		10
Perficient Inc (a)	510		10		Olympic Steel Inc	54		1
Q2 Holdings Inc (a)	204		3		Omega Flex Inc	65		1
Reis Inc	12		—		RBC Bearings Inc	340		22
RetailMeNot Inc (a)	391		10		Rexnord Corp (a)	1,102		31
Sapient Corp (a)	1,607		26		Sun Hydraulics Corp	317		13
Shutterfly Inc (a)	299		13		Worthington Industries Inc	776		33
Shutterstock Inc (a),(b)	218		18					$165
SPS Commerce Inc (a)	233		15
Stamps.com Inc (a)	325		11		Mining - 1.02%
Trulia Inc (a),(b)	435		21		Globe Specialty Metals Inc	951		20
VASCO Data Security International Inc (a)	666		8		Gold Resource Corp	788		4
VirnetX Holding Corp (a)	540		10		Materion Corp	184		7
					Stillwater Mining Co (a)	1,672		29
Web.com Group Inc (a)	744		22
WebMD Health Corp (a)	557		27		United States Lime & Minerals Inc	42		3
XO Group Inc (a)	609		7		US Silica Holdings Inc	10,810		599
Zix Corp (a)	1,469		5					$662
			$2,090		Miscellaneous Manufacturing - 1.22%
Iron & Steel - 0.00%					AZZ Inc	377		17
					Blount International Inc (a)	1,168		16
Shiloh Industries Inc (a)	177		3
					Chase Corp	137		5
					CLARCOR Inc	735		45
Leisure Products & Services - 1.29%					EnPro Industries Inc (a)	333		24
Black Diamond Inc (a)	26,007		292		GP Strategies Corp (a)	231		6
Brunswick Corp/DE	6,162		260		Harsco Corp	1,025		27
ClubCorp Holdings Inc	495		9		Hillenbrand Inc	924		30
Diamond Resorts International Inc (a)	449		10		John Bean Technologies Corp	427		13
Fox Factory Holding Corp (a)	253		4		Koppers Holdings Inc	303		12
Interval Leisure Group Inc	451		10		Lydall Inc (a)	332		9
Life Time Fitness Inc (a)	52		2		Movado Group Inc	187		8
Malibu Boats Inc (a)	12,058		243		Myers Industries Inc	625		13
Nautilus Inc (a)	433		5		Park-Ohio Holdings Corp	205		12
			$835		Polypore International Inc (a),(b)	661		32
					Proto Labs Inc (a)	5,427		445
Lodging - 0.02%
Boyd Gaming Corp (a)	789		10		Raven Industries Inc	475		16
					Smith & Wesson Holding Corp (a)	810		12
					Standex International Corp	134		10
Machinery - Construction & Mining - 0.02%					Sturm Ruger & Co Inc (b)	281		17
Hyster-Yale Materials Handling Inc	155		14		TriMas Corp (a)	588		22
								$791

Machinery - Diversified - 1.86%					Office Furnishings - 0.15%
Adept Technology Inc (a)	11,830		124		Herman Miller Inc	751		23
Altra Industrial Motion Corp	399		15		HNI Corp	636		25
Applied Industrial Technologies Inc	223		11		Interface Inc	888		17
Chart Industries Inc (a)	391		32		Knoll Inc	773		13
Cognex Corp (a)	1,291		50		Steelcase Inc	1,214		18
Columbus McKinnon Corp/NY	65		2					$96
DXP Enterprises Inc (a)	190		14		Oil & Gas - 4.95%
Gorman-Rupp Co/The	319		11		Abraxas Petroleum Corp (a)	1,949		12
Kadant Inc	35		1
Lindsay Corp (b)	160		14		Adams Resources & Energy Inc	2		—
Manitex International Inc (a)	327		5		Apco Oil and Gas International Inc (a)	33		—
Middleby Corp/The (a)	10,950		906		Approach Resources Inc (a),(b)	462		10
					Bonanza Creek Energy Inc (a)	598		34
Tennant Co	272		21		Carrizo Oil & Gas Inc (a)	674		47
Twin Disc Inc	135		4		Clayton Williams Energy Inc (a)	87		12
			$1,210
					Delek US Holdings Inc	458		13
Media - 0.13%					Diamondback Energy Inc (a)	8,396		746
Crown Media Holdings Inc (a)	651		2		Gastar Exploration Inc (a)	1,315		11
Cumulus Media Inc (a)	2,080		14		Goodrich Petroleum Corp (a)	401		11
Gray Television Inc (a)	1,121		15		Kodiak Oil & Gas Corp (a)	4,019		58
Martha Stewart Living Omnimedia Inc (a)	510		2		Magnum Hunter Resources Corp (a)	84,463		693
Nexstar Broadcasting Group Inc (b)	376		19		Magnum Hunter Resources Corp - Warrants	11,865		—
Saga Communications Inc	31		1		(a),(c),(d)
Sinclair Broadcast Group Inc	877		31		Matador Resources Co (a)	624		18
			$84		North Atlantic Drilling Ltd	448		5
					Panhandle Oil and Gas Inc	153		9

See accompanying notes.

94

Schedule of Investments
SmallCap Growth Account II
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas (continued)					Pharmaceuticals (continued)
Parsley Energy Inc (a)	461		$11		Neogen Corp (a)	522		$21
PDC Energy Inc (a)	58		4		Neurocrine Biosciences Inc (a)	10,975		163
Penn Virginia Corp (a)	44,180		749		Northwest Biotherapeutics Inc (a),(b)	806		5
PetroQuest Energy Inc (a)	1,264		9		OPKO Health Inc (a),(b)	2,842		25
Rex Energy Corp (a)	725		13		Orexigen Therapeutics Inc (a)	1,478		9
Rosetta Resources Inc (a)	178		10		Osiris Therapeutics Inc (a),(b)	394		6
RSP Permian Inc (a)	211		7		Pacira Pharmaceuticals Inc/DE (a)	514		47
Sanchez Energy Corp (a)	17,618		662		Pain Therapeutics Inc (a)	863		5
Synergy Resources Corp (a)	988		13		Pernix Therapeutics Holdings Inc (a)	753		7
Trecora Resources (a)	431		5		Phibro Animal Health Corp (a)	332		7
Triangle Petroleum Corp (a)	962		11		Portola Pharmaceuticals Inc (a),(b)	11,423		334
Vertex Energy Inc (a)	267		3		POZEN Inc (a)	618		5
W&T Offshore Inc	302		5		Prestige Brands Holdings Inc (a)	744		25
Western Refining Inc	788		30		Raptor Pharmaceutical Corp (a)	795		9
			$3,211		Receptos Inc (a)	349		15
					Relypsa Inc (a)	382		9
Oil & Gas Services - 0.64%					Revance Therapeutics Inc (a),(b)	97		3
Basic Energy Services Inc (a)	479		14
					Sagent Pharmaceuticals Inc (a)	445		12
C&J Energy Services Inc (a)	594		20
					Sarepta Therapeutics Inc (a),(b)	12,595		375
CARBO Ceramics Inc	292		45		SciClone Pharmaceuticals Inc (a)	936		5
Flotek Industries Inc (a)	700		23
					Sucampo Pharmaceuticals Inc (a)	324		2
Forum Energy Technologies Inc (a)	6,902		251
					Supernus Pharmaceuticals Inc (a),(b)	664		7
Geospace Technologies Corp (a)	184		10
					Synutra International Inc (a)	370		3
Gulf Island Fabrication Inc	121		3		Threshold Pharmaceuticals Inc (a)	1,116		4
Matrix Service Co (a)	391		13
					USANA Health Sciences Inc (a),(b)	142		11
Pioneer Energy Services Corp (a)	668		12
					Vanda Pharmaceuticals Inc (a),(b)	785		13
Tesco Corp	70		1		Vivus Inc (a),(b)	2,386		13
Thermon Group Holdings Inc (a)	402		11
					Zogenix Inc (a),(b)	2,340		5
Willbros Group Inc (a)	905		11
					ZS Pharma Inc (a),(b)	3,840		110
			$414					$2,231

Packaging & Containers - 0.11%					Pipelines - 0.94%
Berry Plastics Group Inc (a)	647		17
Graphic Packaging Holding Co (a)	4,866		57		Primoris Services Corp	19,601		565
					SemGroup Corp	560		44
			$74					$609

Pharmaceuticals - 3.44%					Private Equity - 0.56%
ACADIA Pharmaceuticals Inc (a),(b)	935		21
					GSV Capital Corp (a),(b)	34,279		362
Actinium Pharmaceuticals Inc (a),(b)	449		3
Adamas Pharmaceuticals Inc (a)	6,919		127
Akorn Inc (a)	898		30		Real Estate - 0.06%
Alimera Sciences Inc (a),(b)	515		3		HFF Inc	552		20
Anacor Pharmaceuticals Inc (a),(b)	271		5		St Joe Co/The (a),(b)	746		19
Anika Therapeutics Inc (a)	207		10					$39
Antares Pharma Inc (a)	2,643		7
Array BioPharma Inc (a)	2,296		11		REITS - 0.52%
Auxilium Pharmaceuticals Inc (a),(b)	718		14		Acadia Realty Trust	240		7
AVANIR Pharmaceuticals Inc (a),(b)	2,302		13		Alexander's Inc	33		12
BioDelivery Sciences International Inc (a)	947		11		American Assets Trust Inc	171		6
Bio-Path Holdings Inc (a)	1,665		5		CoreSite Realty Corp	265		9
BioSpecifics Technologies Corp (a)	82		2		DuPont Fabros Technology Inc	461		12
Cara Therapeutics Inc (a),(b)	122		2		EastGroup Properties Inc	449		29
Clovis Oncology Inc (a)	355		15		Empire State Realty Trust Inc	1,163		19
Corcept Therapeutics Inc (a),(b)	1,262		4		Glimcher Realty Trust	1,662		18
Cytori Therapeutics Inc (a),(b)	1,038		3		National Health Investors Inc	530		33
Depomed Inc (a)	21,581		300		Potlatch Corp	523		22
Durata Therapeutics Inc (a)	310		5		PS Business Parks Inc	158		13
Dyax Corp (a)	1,961		19		Ryman Hospitality Properties Inc	358		17
Enanta Pharmaceuticals Inc (a)	234		10		Sabra Health Care REIT Inc	713		21
Furiex Pharmaceuticals Inc (a)	104		11		Saul Centers Inc	185		9
Heron Therapeutics Inc (a)	13,860		171		Sovran Self Storage Inc	453		35
					Strategic Hotels & Resorts Inc (a)	2,404		28
Hyperion Therapeutics Inc (a)	198		5
Impax Laboratories Inc (a)	307		9		Sun Communities Inc	517		26
Infinity Pharmaceuticals Inc (a)	1,099		14		Universal Health Realty Income Trust	274		12
Insys Therapeutics Inc (a)	226		7		Urstadt Biddle Properties Inc	442		9
Ironwood Pharmaceuticals Inc (a)	1,723		26					$337
Keryx Biopharmaceuticals Inc (a),(b)	1,308		20		Retail - 9.61%
Kite Pharma Inc (a)	920		27		ANN Inc (a)	685		28
Lannett Co Inc (a)	371		18		Asbury Automotive Group Inc (a)	450		31
Liberator Medical Holdings Inc	714		3		Bloomin' Brands Inc (a)	1,136		26
MannKind Corp (a),(b)	2,895		32		Brown Shoe Co Inc	478		14
Nektar Therapeutics (a)	1,035		13		Buckle Inc/The	406		18

See accompanying notes.

95

Schedule of Investments
SmallCap Growth Account II
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Retail (continued)					Semiconductors (continued)
Buffalo Wild Wings Inc (a)	272		$45		GT Advanced Technologies Inc (a),(b)	1,733		$32
Build-A-Bear Workshop Inc (a)	200		3		Hittite Microwave Corp	399		31
Burlington Stores Inc (a)	376		12		Inphi Corp (a)	24,267		356
Casey's General Stores Inc	556		39		Integrated Device Technology Inc (a)	1,246		19
Cato Corp/The	130		4		IPG Photonics Corp (a),(b)	3,462		238
Cheesecake Factory Inc/The	774		36		Lattice Semiconductor Corp (a)	1,752		14
Christopher & Banks Corp (a)	41,674		365		Microsemi Corp (a)	22,175		594
Chuy's Holdings Inc (a)	7,773		282		Monolithic Power Systems Inc	575		24
Conn's Inc (a),(b)	351		17		Pixelworks Inc (a)	9,850		75
Cracker Barrel Old Country Store Inc	228		23		PLX Technology Inc (a)	1,007		7
Denny's Corp (a)	1,683		11		Power Integrations Inc	451		26
Destination Maternity Corp	43		1		Rambus Inc (a)	1,446		21
DineEquity Inc	148		12		Semtech Corp (a)	855		22
Diversified Restaurant Holdings Inc (a),(b)	16,175		77		Silicon Image Inc (a)	912		5
Einstein Noah Restaurant Group Inc	212		3		Silicon Laboratories Inc (a)	443		22
Famous Dave's of America Inc (a)	106		3		TriQuint Semiconductor Inc (a)	2,175		34
Fiesta Restaurant Group Inc (a)	326		15		Ultra Clean Holdings Inc (a)	211		2
Finish Line Inc/The	274		8					$2,225
First Cash Financial Services Inc (a)	374		22
Five Below Inc (a)	7,643		305		Software - 5.97%
					ACI Worldwide Inc (a)	579		32
Francesca's Holdings Corp (a)	955		14
Genesco Inc (a)	48		4		Advent Software Inc	739		24
					Amber Road Inc (a)	184		3
Group 1 Automotive Inc	100		8
Hibbett Sports Inc (a)	377		20		American Software Inc/Georgia	568		6
					Aspen Technology Inc (a)	1,322		61
HSN Inc	491		29		AVG Technologies NV (a)	567		11
Jack in the Box Inc	12,817		767
Kate Spade & Co (a)	11,430		436		Blackbaud Inc	663		24
					Bottomline Technologies de Inc (a)	486		15
Krispy Kreme Doughnuts Inc (a)	950		15
					Callidus Software Inc (a)	957		11
Lithia Motors Inc	8,116		764		CommVault Systems Inc (a)	676		33
Lumber Liquidators Holdings Inc (a)	3,703		282
MarineMax Inc (a)	23,767		398		Computer Programs & Systems Inc	160		10
					Cornerstone OnDemand Inc (a)	675		31
Mattress Firm Holding Corp (a),(b)	221		11
Men's Wearhouse Inc	562		31		CSG Systems International Inc	319		8
					Cvent Inc (a)	406		12
Papa John's International Inc	465		20		Dealertrack Technologies Inc (a)	563		25
Penske Automotive Group Inc	10,410		515		Demandware Inc (a)	431		30
PetMed Express Inc (b)	477		6
					Envestnet Inc (a)	489		24
Pier 1 Imports Inc	1,390		21		Everyday Health Inc (a)	12,337		228
Popeyes Louisiana Kitchen Inc (a)	346		15
PriceSmart Inc	267		23		Fair Isaac Corp	521		33
					Five9 Inc (a),(b)	252		2
Red Robin Gourmet Burgers Inc (a)	7,999		570
					Glu Mobile Inc (a),(b)	85,327		426
Restoration Hardware Holdings Inc (a)	446		42
					Guidance Software Inc (a)	403		4
Rush Enterprises Inc - Class A (a)	364		13
					Guidewire Software Inc (a)	6,881		280
Ruth's Hospitality Group Inc	523		6		Imperva Inc (a)	3,310		87
Sonic Corp (a)	648		14
					Interactive Intelligence Group Inc (a)	225		13
Susser Holdings Corp (a)	231		19
					Kofax Ltd (a)	1,065		9
Texas Roadhouse Inc	907		24		MedAssets Inc (a)	888		20
Tile Shop Holdings Inc (a),(b)	38,484		588
					Medidata Solutions Inc (a)	775		33
Tilly's Inc (a)	17,815		143
					MicroStrategy Inc (a)	130		18
Tuesday Morning Corp (a)	799		14
Vera Bradley Inc (a),(b)	512		11		Monotype Imaging Holdings Inc	555		16
					Omnicell Inc (a)	490		14
Vitamin Shoppe Inc (a)	228		10
					PDF Solutions Inc (a)	13,066		278
Zumiez Inc (a)	373		10
			$6,243		Pegasystems Inc	507		11
					Proofpoint Inc (a)	21,934		822
Savings & Loans - 0.37%					QAD Inc	124		3
B of I Holding Inc (a)	200		15		Qlik Technologies Inc (a)	18,877		427
Meridian Interstate Bancorp Inc (a)	187		5		Quality Systems Inc	719		11
Pacific Premier Bancorp Inc (a)	15,297		215		RealPage Inc (a)	743		17
United Financial Bancorp Inc	190		3		SS&C Technologies Holdings Inc (a)	979		43
			$238		Synchronoss Technologies Inc (a)	424		15
					SYNNEX Corp (a)	70		5
Semiconductors - 3.43%					Take-Two Interactive Software Inc (a)	173		4
Ambarella Inc (a)	439		14
					Tangoe Inc (a)	875		13
Amkor Technology Inc (a)	1,004		11
					Tyler Technologies Inc (a)	474		43
Applied Micro Circuits Corp (a)	937		10
					Ultimate Software Group Inc/The (a)	4,376		605
Cabot Microelectronics Corp (a)	301		13
					Verint Systems Inc (a)	767		38
Cavium Inc (a)	11,980		595
Cirrus Logic Inc (a)	418		10					$3,878
Cypress Semiconductor Corp (a)	2,024		22		Storage & Warehousing - 0.98%
Diodes Inc (a)	416		12		Wesco Aircraft Holdings Inc (a)	32,012		639
Entegris Inc (a)	1,146		16

See accompanying notes.

96

Schedule of Investments
SmallCap Growth Account II
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Telecommunications - 2.61%					Water - 0.02%
8x8 Inc (a)	46,503		$376		American States Water Co	76	$2
ADTRAN Inc	659		15		SJW Corp	99	3
Alliance Fiber Optic Products Inc (b)	273		5		York Water Co	224	5
Anixter International Inc	181		18				$10
Aruba Networks Inc (a)	16,019		281		TOTAL COMMON STOCKS		$62,766
CalAmp Corp (a)	10,966		238		INVESTMENT COMPANIES - 11.47%	Shares Held	Value (000's)
Ciena Corp (a)	1,334		29
Cincinnati Bell Inc (a)	1,594		6		Publicly Traded Investment Fund - 11.47%
Clearfield Inc (a)	258		4		BlackRock Liquidity Funds TempFund	1,566,174	1,566
Consolidated Communications Holdings Inc	571		13		Portfolio
Enventis Corp	321		5		Goldman Sachs Financial Square Funds -	5,298,639	5,299
FairPoint Communications Inc (a),(b)	420		6		Government Fund (e)
Finisar Corp (a)	1,349		27		Goldman Sachs Financial Square Funds -	518,953	519
General Communication Inc (a)	745		8		Money Market Fund
Gogo Inc (a)	710		14		JP Morgan Prime Money Market Fund	62,418	62
GTT Communications Inc (a)	319		3				$7,446
Harmonic Inc (a)	294		2		TOTAL INVESTMENT COMPANIES		$7,446
IDT Corp - Class B	341		6		Total Investments		$70,212
Infinera Corp (a)	1,406		13		Liabilities in Excess of Other Assets, Net - (8.12)%		$(5,275)
Inteliquent Inc	734		10		TOTAL NET ASSETS - 100.00%		$64,937
Intelsat SA (a)	160		3
InterDigital Inc/PA	610		29
Ixia (a)	150		2		(a) Non-Income Producing Security
KVH Industries Inc (a)	310		4		(b)		Security or a portion of the security was on loan at the end of the period.
Leap Wireless International Inc - Rights (a),(c),(d)	282		1		(c) Security is Illiquid
LogMeIn Inc (a)	354		17		(d)	Fair value of these investments is determined in good faith by the
Loral Space & Communications Inc (a)	166		12		Manager under procedures established and periodically reviewed by the
Lumos Networks Corp	366		5		Board of Directors. At the end of the period, the fair value of these
NeuStar Inc (a),(b)	820		21		securities totaled $1 or 0.00% of net assets.
NTELOS Holdings Corp	362		5		(e)		Security was purchased with the cash proceeds from securities loans.
Orbcomm Inc (a)	36,580		241
Plantronics Inc	591		28
Polycom Inc (a)	937		12		Portfolio Summary (unaudited)
Premiere Global Services Inc (a)	225		3
RF Micro Devices Inc (a)	4,261		41		Sector		Percent
RigNet Inc (a)	280		15		Consumer, Cyclical		22 .03%
Ruckus Wireless Inc (a)	1,100		13		Consumer, Non-cyclical		21 .33%
					Industrial		14 .04%
Shenandoah Telecommunications Co	513		16		Financial		11 .57%
ShoreTel Inc (a)	1,415		9
Sonus Networks Inc (a)	3,120		11		Exchange Traded Funds		11 .47%
					Technology		11 .17%
Tessco Technologies Inc	8		—		Energy		6.64%
Ubiquiti Networks Inc (a),(b)	442		20
ViaSat Inc (a)	506		29		Communications		5.97%
Vonage Holdings Corp (a)	18,460		69		Basic Materials		2.98%
					Diversified		0.89%
West Corp	459		12		Utilities		0.03%
			$1,697		Liabilities in Excess of Other Assets, Net		(8.12)%
Textiles - 0.00%					TOTAL NET ASSETS		100.00%
Culp Inc	27		—

Transportation - 1.25%
ArcBest Corp	351		15
Echo Global Logistics Inc (a)	533		10
Forward Air Corp	447		22
Heartland Express Inc	690		15
HUB Group Inc (a)	539		27
Knight Transportation Inc	870		21
Marten Transport Ltd	223		5
Matson Inc	336		9
PHI Inc (a)	17		1
Roadrunner Transportation Systems Inc (a)	22,849		642
Saia Inc (a)	362		16
Swift Transportation Co (a)	1,081		27
Universal Truckload Services Inc	126		3
			$813

Trucking & Leasing - 0.04%
General Finance Corp (a)	251		3
Greenbrier Cos Inc/The	404		23
			$26

See accompanying notes.

97

Schedule of Investments
SmallCap Growth Account II
June 30, 2014 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
Russell 2000 Mini; September 2014	Long	19	$2,204		$2,262	$58
Total						$58
Amounts in thousands except contracts

See accompanying notes.

98

Schedule of Investments
SmallCap Value Account I
June 30, 2014 (unaudited)

COMMON STOCKS - 96.33%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.03%					Banks (continued)
Harte-Hanks Inc	1,769		$13		Boston Private Financial Holdings Inc	5,819		$78
MDC Partners Inc	661		14		Bridge Bancorp Inc	417		10
Sizmek Inc (a)	792		8		Bryn Mawr Bank Corp	508		15
			$35		Camden National Corp	1,086		42
					Capital Bank Financial Corp (a)	528		12
Aerospace & Defense - 1.39%					Capital City Bank Group Inc	474		7
AAR Corp	15,868		438		Cardinal Financial Corp	709		13
Cubic Corp	450		20		Cathay General Bancorp	6,518		167
Curtiss-Wright Corp	3,358		220		Center Bancorp Inc	1,655		32
Ducommun Inc (a)	241		6
Esterline Technologies Corp (a)	787		91		Century Bancorp Inc/MA	128		5
					Chemical Financial Corp	2,728		77
Kaman Corp	318		14		Citizens & Northern Corp	3,755		73
Kratos Defense & Security Solutions Inc (a)	1,606		12
Moog Inc (a)	1,987		144		City Holding Co	4,190		189
Orbital Sciences Corp (a)	1,489		44		CNB Financial Corp/PA	549		9
Teledyne Technologies Inc (a)	696		68		CoBiz Financial Inc	1,912		21
					Columbia Banking System Inc	3,249		85
Triumph Group Inc	7,300		510		Community Bank System Inc	2,101		76
			$1,567		Community Trust Bancorp Inc	4,180		143
Agriculture - 0.35%					CommunityOne Bancorp (a),(b)	3,100		30
Alico Inc	97		4		ConnectOne Bancorp Inc	500		25
Alliance One International Inc (a)	3,353		8		CU Bancorp (a)	358		7
Andersons Inc/The	6,277		324		Customers Bancorp Inc (a)	17,002		341
Tejon Ranch Co (a)	453		15		CVB Financial Corp	25,990		417
Universal Corp/VA	508		28		Eagle Bancorp Inc (a)	214		7
Vector Group Ltd	886		18		East West Bancorp Inc	3,935		138
			$397		Enterprise Bancorp Inc/MA	274		6
					Enterprise Financial Services Corp	8,429		152
Airlines - 1.12%					Fidelity Southern Corp	7,928		103
Hawaiian Holdings Inc (a)	34,600		474		Financial Institutions Inc	4,514		106
JetBlue Airways Corp (a)	5,128		56		First Bancorp Inc/ME	828		15
Republic Airways Holdings Inc (a)	28,195		306		First BanCorp/Puerto Rico (a)	12,629		69
SkyWest Inc	35,613		435		First Bancorp/Troy NC	2,348		43
			$1,271		First Busey Corp	12,454		72
Apparel - 0.47%					First Business Financial Services Inc	941		45
Columbia Sportswear Co	161		13		First Citizens BancShares Inc/NC	558		137
Crocs Inc (a)	1,594		24		First Commonwealth Financial Corp	33,675		311
G-III Apparel Group Ltd (a)	300		24		First Community Bancshares Inc/VA	6,560		94
Iconix Brand Group Inc (a)	9,026		387		First Connecticut Bancorp Inc/Farmington CT	662		11
RG Barry Corp	2,248		43		First Financial Bancorp	7,621		131
Skechers U.S.A. Inc (a)	366		17		First Financial Bankshares Inc	602		19
Unifi Inc (a)	567		16		First Financial Corp/IN	1,711		55
Weyco Group Inc	226		6		First Interstate BancSystem Inc	13,765		374
			$530		First Merchants Corp	9,892		209
					First Midwest Bancorp Inc/IL	9,850		167
Automobile Parts & Equipment - 1.13%					First NBC Bank Holding Co (a)	7,436		249
Cooper Tire & Rubber Co	23,371		701		First of Long Island Corp/The	1,108		43
Cooper-Standard Holding Inc (a)	312		21		FirstMerit Corp	56,995		1,126
Dana Holding Corp	13,104		320		FNB Corp/PA	3,940		51
Federal-Mogul Holdings Corp (a)	770		16		German American Bancorp Inc	1,269		35
Meritor Inc (a)	1,112		15		Glacier Bancorp Inc	1,840		52
Modine Manufacturing Co (a)	819		13		Great Southern Bancorp Inc	2,879		92
Remy International Inc	6,226		145		Guaranty Bancorp	529		7
Standard Motor Products Inc	286		13		Hampton Roads Bankshares Inc (a)	4,900		8
Superior Industries International Inc	880		18		Hancock Holding Co	1,997		71
Titan International Inc	920		15		Hanmi Financial Corp	37,983		800
			$1,277		Heartland Financial USA Inc	565		14
					Heritage Commerce Corp	802		7
Banks - 12.72%					Horizon Bancorp/IN	3,226		70
1st Source Corp	1,581		48		Iberiabank Corp	2,643		182
American National Bankshares Inc	291		6		Independent Bank Corp/Rockland MA	4,215		162
Ameris Bancorp	5,492		119		International Bancshares Corp	1,351		36
Ames National Corp	347		8		Lakeland Bancorp Inc	1,401		15
Arrow Financial Corp	406		11		Lakeland Financial Corp	394		15
BancFirst Corp	273		17		MainSource Financial Group Inc	6,655		115
BancorpSouth Inc	2,373		58		MB Financial Inc	1,365		37
Bank of Kentucky Financial Corp/The	1,018		36		Mercantile Bank Corp	647		15
Bank of Marin Bancorp	1,426		65		Merchants Bancshares Inc/VT	989		32
Bank of the Ozarks Inc	388		13		Metro Bancorp Inc (a)	509		12
Banner Corp	2,992		118		MidSouth Bancorp Inc	314		6
BBCN Bancorp Inc	6,798		109		MidWestOne Financial Group Inc	251		6
BNC Bancorp	1,400		24

See accompanying notes.

99

Schedule of Investments
SmallCap Value Account I
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Banks (continued)					Biotechnology (continued)
National Bankshares Inc (b)	254		$8		Alnylam Pharmaceuticals Inc (a)	129		$8
National Penn Bancshares Inc	12,120		129		AMAG Pharmaceuticals Inc (a)	255		5
NBT Bancorp Inc	9,791		235		Applied Genetic Technologies Corp/DE (a),(b)	1,600		37
Northrim BanCorp Inc	239		6		Ardelyx Inc (a),(b)	4,100		66
OFG Bancorp	1,115		21		BioCryst Pharmaceuticals Inc (a)	517		7
Old Line Bancshares Inc	300		5		Celldex Therapeutics Inc (a)	7,800		127
Old National Bancorp/IN	2,527		36		Cytokinetics Inc (a)	1,243		6
Opus Bank (a)	183		5		Dicerna Pharmaceuticals Inc (a),(b)	4,200		95
Pacific Continental Corp	673		9		Dynavax Technologies Corp (a)	9,448		15
PacWest Bancorp	3,100		134		Eleven Biotherapeutics Inc (a),(b)	1,200		16
Park National Corp (b)	281		22		Emergent Biosolutions Inc (a)	547		12
Park Sterling Corp	7,200		47		InterMune Inc (a)	366		16
Peapack Gladstone Financial Corp	432		9		MacroGenics Inc (a)	500		11
Penns Woods Bancorp Inc	170		8		Medicines Co/The (a)	3,515		102
Peoples Bancorp Inc/OH	3,762		99		NPS Pharmaceuticals Inc (a)	264		9
Peoples Financial Services Corp	800		41		Prothena Corp PLC (a)	539		12
Pinnacle Financial Partners Inc	17,844		704		RTI Surgical Inc (a)	2,139		9
Preferred Bank/Los Angeles CA (a)	8,741		206		Spectrum Pharmaceuticals Inc (a)	1,796		15
PrivateBancorp Inc	25,238		733		Ultragenyx Pharmaceutical Inc (a),(b)	3,000		135
Prosperity Bancshares Inc	1,692		106		XOMA Corp (a)	35,900		165
Renasant Corp	771		22					$1,028
Republic Bancorp Inc/KY	2,291		54
S&T Bancorp Inc	739		18		Building Materials - 0.26%
Sandy Spring Bancorp Inc	632		16		Comfort Systems USA Inc	1,055		17
					Gibraltar Industries Inc (a)	6,741		105
Seacoast Banking Corp of Florida (a)	631		7
Sierra Bancorp	4,758		75		Griffon Corp	1,131		14
					Louisiana-Pacific Corp (a)	2,948		44
Simmons First National Corp	1,811		71		Masonite International Corp (a)	533		30
South State Corp	2,240		137
Southside Bancshares Inc (b)	3,114		90		Quanex Building Products Corp	805		14
Southwest Bancorp Inc	16,964		289		Simpson Manufacturing Co Inc	921		34
					Texas Industries Inc (a)	78		7
Square 1 Financial Inc (a)	1,700		32
State Bank Financial Corp	795		13		Universal Forest Products Inc	500		24
Stock Yards Bancorp Inc	1,824		55					$289
Suffolk Bancorp (a)	416		9		Chemicals - 1.51%
Susquehanna Bancshares Inc	15,231		161		A Schulman Inc	7,865		304
Talmer Bancorp Inc (a)	643		9		Aceto Corp	846		15
Taylor Capital Group Inc (a)	2,829		60		Axiall Corp	9,016		426
Texas Capital Bancshares Inc (a)	583		31		Hawkins Inc	822		31
Tompkins Financial Corp	1,565		76		Innospec Inc	1,387		60
TowneBank/Portsmouth VA	992		16		Intrepid Potash Inc (a),(b)	1,408		24
Trico Bancshares	612		14		Kraton Performance Polymers Inc (a)	1,532		35
Tristate Capital Holdings Inc (a)	3,100		44		Kronos Worldwide Inc	2,359		37
TrustCo Bank Corp NY	2,280		15		Minerals Technologies Inc	7,029		461
Trustmark Corp	4,501		111		Oil-Dri Corp of America	137		4
UMB Financial Corp	9,775		620		Olin Corp	1,995		54
Umpqua Holdings Corp	4,224		76		OM Group Inc	764		25
Union Bankshares Corp	3,695		94		Quaker Chemical Corp	146		11
United Bankshares Inc/WV	1,444		47		Sensient Technologies Corp	1,177		66
United Community Banks Inc/GA	935		15		Stepan Co	288		15
Univest Corp of Pennsylvania	625		13		Taminco Corp (a)	170		4
Valley National Bancorp	4,869		48		Tronox Ltd	1,284		34
VantageSouth Bancshares Inc (a)	760		5		Zep Inc	5,936		104
ViewPoint Financial Group Inc	869		23					$1,710
Walker & Dunlop Inc (a)	623		9
Washington Trust Bancorp Inc	349		13		Coal - 0.19%
Webster Financial Corp	6,385		201		Alpha Natural Resources Inc (a),(b)	4,711		17
WesBanco Inc	14,056		436		Arch Coal Inc	4,547		17
West Bancorporation Inc	6,683		102		Cloud Peak Energy Inc (a)	1,552		29
Westamerica Bancorporation	580		30		Hallador Energy Co	244		2
Western Alliance Bancorp (a)	854		20		SunCoke Energy Inc (a)	768		17
Wilshire Bancorp Inc	44,410		457		Westmoreland Coal Co (a)	3,554		128
Wintrust Financial Corp	1,077		50					$210
Yadkin Financial Corp (a)	5,700		107
					Commercial Services - 4.63%
			$14,382		ABM Industries Inc	22,163		598
Beverages - 0.00%					Acacia Research Corp (b)	1,045		19
Craft Brew Alliance Inc (a)	248		3		Albany Molecular Research Inc (a)	875		18
					AMN Healthcare Services Inc (a)	1,087		13
					ARC Document Solutions Inc (a)	9,900		58
Biotechnology - 0.91%					Ascent Capital Group Inc (a)	306		20
Aegerion Pharmaceuticals Inc (a)	5,000		160
					Brink's Co/The	1,011		28

See accompanying notes.

100

Schedule of Investments
SmallCap Value Account I
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Commercial Services (continued)					Consumer Products (continued)
Carriage Services Inc	481		$8		Helen of Troy Ltd (a)	17,031		$1,032
CBIZ Inc (a)	1,419		13					$1,186
CDI Corp	3,339		48
Cenveo Inc (a),(b)	52,400		194		Cosmetics & Personal Care - 0.08%
					Elizabeth Arden Inc (a)	540		12
Civeo Corp (a)	2,256		56
					Revlon Inc (a)	2,686		82
Convergys Corp	2,356		50
CRA International Inc (a)	380		9					$94
Cross Country Healthcare Inc (a)	32,913		215		Distribution & Wholesale - 0.51%
Deluxe Corp	582		34		Beacon Roofing Supply Inc (a)	927		31
Electro Rent Corp	547		9		Core-Mark Holding Co Inc	1,668		76
Ennis Inc	1,021		16		Houston Wire & Cable Co	417		5
ExlService Holdings Inc (a)	436		13		Owens & Minor Inc	1,475		50
Franklin Covey Co (a)	154		3		ScanSource Inc (a)	2,066		79
FTI Consulting Inc (a)	1,008		38		United Stationers Inc	7,990		331
Global Cash Access Holdings Inc (a)	6,828		60
Green Dot Corp (a)	40,026		760					$572
Hackett Group Inc/The	681		4		Diversified Financial Services - 2.11%
Heidrick & Struggles International Inc	5,589		104		Aircastle Ltd	7,182		128
Huron Consulting Group Inc (a)	493		35		Arlington Asset Investment Corp	16,855		460
ICF International Inc (a)	477		17		BGC Partners Inc	22,211		165
ITT Educational Services Inc (a)	773		13		Calamos Asset Management Inc	718		10
K12 Inc (a)	713		17		Consumer Portfolio Services Inc (a)	755		6
Kelly Services Inc	19,639		337		Cowen Group Inc (a)	47,470		200
Korn/Ferry International (a)	2,382		70		Federal Agricultural Mortgage Corp	370		12
LifeLock Inc (a)	10,800		151		FXCM Inc	951		14
Live Nation Entertainment Inc (a)	4,200		104		Home Loan Servicing Solutions Ltd	1,798		41
Matthews International Corp	661		27		INTL. FCStone Inc (a)	372		7
McGrath RentCorp	540		20		Investment Technology Group Inc (a)	9,930		168
MoneyGram International Inc (a)	1,048		15		Janus Capital Group Inc	3,650		46
Monster Worldwide Inc (a)	2,332		15		JGWPT Holdings Inc (a)	4,400		50
Multi-Color Corp	181		7		KCG Holdings Inc (a)	1,521		18
National Research Corp (a)	226		3		Ladder Capital Corp (a)	576		10
Navigant Consulting Inc (a)	1,246		22		Manning & Napier Inc	2,290		40
Paylocity Holding Corp (a)	1,700		37		Marlin Business Services Corp	300		5
PHH Corp (a)	10,077		232		Moelis & Co (a)	4,300		145
PRGX Global Inc (a)	1,094		7		Nelnet Inc	5,980		248
Quad/Graphics Inc	16,005		357		Nicholas Financial Inc	371		5
Rent-A-Center Inc/TX	1,104		32		Oppenheimer Holdings Inc	369		9
Resources Connection Inc	14,597		192		Piper Jaffray Cos (a)	8,494		439
RPX Corp (a)	13,169		234		Regional Management Corp (a)	1,995		31
RR Donnelley & Sons Co	4,918		83		Springleaf Holdings Inc (a)	776		20
ServiceMaster Global Holdings Inc (a)	9,100		166		Stifel Financial Corp (a)	1,572		74
Steiner Leisure Ltd (a)	384		17		SWS Group Inc (a)	1,052		8
TeleTech Holdings Inc (a)	262		8		Walter Investment Management Corp (a),(b)	803		24
TrueBlue Inc (a)	14,900		411					$2,383
Universal Technical Institute Inc	829		10		Electric - 4.06%
Viad Corp	8,784		210		Allete Inc	872		45
			$5,237		Avista Corp	1,752		59
Computers - 2.58%					Black Hills Corp	1,299		80
CACI International Inc (a)	556		39		Cleco Corp	7,214		425
CIBER Inc (a)	2,790		14		Dynegy Inc (a)	24,771		861
Computer Task Group Inc	541		9		El Paso Electric Co	7,175		288
Datalink Corp (a)	708		7		Empire District Electric Co/The (b)	5,720		146
Electronics For Imaging Inc (a)	3,800		172		EnerNOC Inc (a)	664		13
Engility Holdings Inc (a)	11,118		425		IDACORP Inc	9,951		576
Fusion-io Inc (a)	2,256		26		MGE Energy Inc	3,525		140
Insight Enterprises Inc (a)	10,973		337		NorthWestern Corp	7,125		372
Mentor Graphics Corp	2,300		50		NRG Yield Inc (b)	420		22
Quantum Corp (a)	8,009		10		Ormat Technologies Inc	386		11
Spansion Inc (a)	33,700		710		Otter Tail Corp	1,020		31
Sykes Enterprises Inc (a)	936		20		PNM Resources Inc	9,927		291
Unisys Corp (a)	30,328		750		Portland General Electric Co	11,586		402
Varonis Systems Inc (a)	11,900		345		UIL Holdings Corp	3,026		117
			$2,914		Unitil Corp	2,933		99
					UNS Energy Corp	6,872		415
Consumer Products - 1.05%					Westar Energy Inc	5,100		195
ACCO Brands Corp (a)	16,216		104
Central Garden and Pet Co - A Shares (a)	4,291		40					$4,588
CSS Industries Inc	362		10		Electrical Components & Equipment - 0.89%
					Advanced Energy Industries Inc (a)	93		2

See accompanying notes.

101

Schedule of Investments
SmallCap Value Account I
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Electrical Components & Equipment (continued)					Entertainment (continued)
EnerSys	8,657		$596		Speedway Motorsports Inc	5,633		$103
General Cable Corp	7,542		193					$367
GrafTech International Ltd (a)	2,538		26
Littelfuse Inc	1,914		178		Environmental Control - 0.10%
Powell Industries Inc	227		15		Ceco Environmental Corp	756		12
					Darling Ingredients Inc (a)	2,760		57
			$1,010		GSE Holding Inc (a)	1,600		—
Electronics - 2.38%					Tetra Tech Inc	1,480		41
American Science & Engineering Inc	265		18					$110
Analogic Corp	261		20
Bel Fuse Inc	1,291		33		Food - 1.26%
Benchmark Electronics Inc (a)	23,308		594		B&G Foods Inc	98		3
					Chiquita Brands International Inc (a)	48,600		527
Brady Corp	5,952		177
Checkpoint Systems Inc (a)	976		14		Dean Foods Co	1,953		34
Coherent Inc (a)	545		36		Fresh Del Monte Produce Inc	824		25
CTS Corp	808		15		Ingles Markets Inc	452		12
ESCO Technologies Inc	637		22		John B Sanfilippo & Son Inc	296		8
FARO Technologies Inc (a)	57		3		Lancaster Colony Corp	173		16
GoPro Inc (a)	1,400		57		Pinnacle Foods Inc	7,051		232
					Post Holdings Inc (a)	1,105		56
GSI Group Inc (a)	7,353		94
II-VI Inc (a)	1,246		18		Sanderson Farms Inc	118		12
					Seaboard Corp (a)	6		18
Imprivata Inc (a)	1,200		20
					Seneca Foods Corp - Class A (a)	310		10
Itron Inc (a)	954		39
Kemet Corp (a)	1,630		9		Snyder's-Lance Inc	883		23
Multi-Fineline Electronix Inc (a)	331		4		SpartanNash Co	17,732		373
					SUPERVALU Inc (a)	2,000		16
Newport Corp (a)	157		3
NVE Corp (a)	100		6		Tootsie Roll Industries Inc	56		2
					TreeHouse Foods Inc (a)	445		36
OSI Systems Inc (a)	363		24
Park Electrochemical Corp	501		14		Village Super Market Inc	242		6
Plexus Corp (a)	523		23		Weis Markets Inc	425		19
Rofin-Sinar Technologies Inc (a)	689		17					$1,428
Rogers Corp (a)	272		18		Forest Products & Paper - 0.39%
Sanmina Corp (a)	46,573		1,061		Domtar Corp	2,400		103
Stoneridge Inc (a)	25,100		269		Neenah Paper Inc	289		15
TTM Technologies Inc (a)	2,070		17		PH Glatfelter Co	3,280		87
Viasystems Group Inc (a)	142		2		Resolute Forest Products Inc (a)	9,363		157
Vishay Precision Group Inc (a)	458		7		Schweitzer-Mauduit International Inc	1,852		81
Watts Water Technologies Inc	559		34					$443
Woodward Inc	528		26
			$2,694		Gas - 1.71%
					Chesapeake Utilities Corp	1,580		113
Energy - Alternate Sources - 1.19%					Laclede Group Inc/The	5,085		247
FutureFuel Corp	1,431		24		New Jersey Resources Corp	5,128		293
Green Plains Inc	18,077		595		Northwest Natural Gas Co	5,969		282
Pacific Ethanol Inc (a)	7,178		110		ONE Gas Inc	1,086		41
Plug Power Inc (a),(b)	3,492		16		Piedmont Natural Gas Co Inc	2,210		83
Renewable Energy Group Inc (a)	43,641		500		South Jersey Industries Inc	1,188		72
REX American Resources Corp (a)	1,445		106		Southwest Gas Corp	8,673		457
			$1,351		WGL Holdings Inc	7,920		341
Engineering & Construction - 1.22%								$1,929
Aegion Corp (a)	851		20		Hand & Machine Tools - 0.00%
Argan Inc	274		10		Franklin Electric Co Inc	93		4
Dycom Industries Inc (a)	135		4
EMCOR Group Inc	14,374		640
Granite Construction Inc	831		30		Healthcare - Products - 1.18%
MYR Group Inc (a)	512		13		Affymetrix Inc (a)	1,698		15
Tutor Perini Corp (a)	9,793		311		AngioDynamics Inc (a)	919		15
					AtriCure Inc (a)	258		5
VSE Corp	4,953		348
			$1,376		CONMED Corp	667		30
					CryoLife Inc	1,028		9
Entertainment - 0.32%					Cynosure Inc (a)	7,580		161
AMC Entertainment Holdings Inc	2,756		69		Exactech Inc (a)	286		7
Churchill Downs Inc	168		15		Greatbatch Inc (a)	2,157		106
Eros International PLC (a)	4,348		66		Haemonetics Corp (a)	1,112		39
International Speedway Corp	685		23		Hanger Inc (a)	823		26
Isle of Capri Casinos Inc (a)	778		7		ICU Medical Inc (a)	313		19
Marriott Vacations Worldwide Corp (a)	724		42		Integra LifeSciences Holdings Corp (a)	395		19
National CineMedia Inc	994		17		Invacare Corp	751		14
Penn National Gaming Inc (a)	1,642		20		K2M Group Holdings Inc (a)	3,000		45
Reading International Inc (a)	650		5		Merit Medical Systems Inc (a)	1,020		15
					Natus Medical Inc (a)	2,300		58

See accompanying notes.

102

Schedule of Investments
SmallCap Value Account I
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Products (continued)					Insurance - 4.93%
NuVasive Inc (a)	15,477		$551		Ambac Financial Group Inc (a)	940		$26
OraSure Technologies Inc (a)	9,324		80		American Equity Investment Life Holding Co	38,269		941
Orthofix International NV (a)	440		16		Amerisafe Inc	8,840		360
PhotoMedex Inc (a),(b),(c)	361		4		AmTrust Financial Services Inc	5,510		231
Rockwell Medical Inc (a)	1,285		15		Argo Group International Holdings Ltd	623		32
SurModics Inc (a)	407		9		Aspen Insurance Holdings Ltd	5,300		241
Symmetry Medical Inc (a)	1,402		12		Assured Guaranty Ltd	8,500		208
Tornier NV (a)	831		19		Baldwin & Lyons Inc	349		9
TriVascular Technologies Inc (a),(b)	1,800		28		CNO Financial Group Inc	61,087		1,087
Wright Medical Group Inc (a)	620		20		Crawford & Co	627		6
			$1,337		EMC Insurance Group Inc	166		5
					Employers Holdings Inc	360		8
Healthcare - Services - 1.15%					Enstar Group Ltd (a)	178		27
Addus HomeCare Corp (a)	181		4
Alliance HealthCare Services Inc (a)	113		3		FBL Financial Group Inc	333		15
Almost Family Inc (a)	586		13		Fidelity & Guaranty Life	2,588		61
Amedisys Inc (a)	1,197		20		First American Financial Corp	2,664		74
					Global Indemnity PLC (a)	293		8
Amsurg Corp (a)	543		25
					Greenlight Capital Re Ltd (a)	674		22
Ensign Group Inc/The	36		1		Hallmark Financial Services Inc (a)	520		5
Five Star Quality Care Inc (a)	1,590		8
					HCI Group Inc	100		4
HealthSouth Corp	494		18		Hilltop Holdings Inc (a)	24,230		515
Healthways Inc (a)	445		8
IPC The Hospitalist Co Inc (a)	261		11		Horace Mann Educators Corp	1,763		55
					Infinity Property & Casualty Corp	224		15
Kindred Healthcare Inc	6,706		155		Kansas City Life Insurance Co	153		7
LHC Group Inc (a)	521		11
Magellan Health Inc (a)	644		40		Kemper Corp	1,107		41
Molina Healthcare Inc (a)	12,050		538		Maiden Holdings Ltd	34,165		413
					MGIC Investment Corp (a)	4,130		38
National Healthcare Corp	248		14		Montpelier Re Holdings Ltd ADR	1,010		32
NeoStem Inc (a)	464		3
RadNet Inc (a)	2,100		14		National General Holdings Corp	845		15
					National Western Life Insurance Co	54		13
Select Medical Holdings Corp	176		3		Navigators Group Inc/The (a)	251		17
Skilled Healthcare Group Inc (a)	87		—
					NMI Holdings Inc (a)	1,056		11
Surgical Care Affiliates Inc (a)	24		1
Triple-S Management Corp (a)	5,849		105		OneBeacon Insurance Group Ltd	857		13
					Platinum Underwriters Holdings Ltd	596		39
Universal American Corp/NY	1,390		11		Primerica Inc	1,301		62
WellCare Health Plans Inc (a)	3,948		295
					Radian Group Inc	3,024		45
			$1,301		RLI Corp	1,041		48
Holding Companies - Diversified - 0.03%					Safety Insurance Group Inc	307		16
Harbinger Group Inc (a)	1,233		15		Selective Insurance Group Inc	8,073		200
National Bank Holdings Corp	989		20		State Auto Financial Corp	568		13
			$35		Stewart Information Services Corp	3,421		106
					Symetra Financial Corp	16,695		380
Home Builders - 0.24%					Third Point Reinsurance Ltd (a)	1,351		21
Century Communities Inc (a),(b)	4,600		102		United Fire Group Inc	3,255		95
LGI Homes Inc (a)	399		7		Universal Insurance Holdings Inc	61		1
M/I Homes Inc (a)	591		14					$5,581
MDC Holdings Inc	815		25
Meritage Homes Corp (a)	817		34		Internet - 1.14%
New Home Co Inc/The (a)	150		2		1-800-Flowers.com Inc (a)	893		5
Ryland Group Inc/The	980		39		Bankrate Inc (a)	1,409		25
Standard Pacific Corp (a)	3,027		26		Blucora Inc (a)	980		18
TRI Pointe Homes Inc (a),(b)	540		9		Boingo Wireless Inc (a)	833		6
William Lyon Homes (a)	553		17		Chegg Inc (a),(b)	19,338		136
			$275		Cinedigm Corp (a)	2,120		5
					Coupons.com Inc (a),(b)	2,000		53
Home Furnishings - 1.29%					Dice Holdings Inc (a)	944		7
Daktronics Inc	401		5		ePlus Inc (a)	148		9
DTS Inc/CA (a)	439		8		FireEye Inc (a),(b)	1,700		69
Flexsteel Industries Inc	182		6		FTD Cos Inc (a)	432		14
Kimball International Inc	34,017		569		Global Sources Ltd (a)	597		5
La-Z-Boy Inc	279		6		Intralinks Holdings Inc (a)	13,668		121
Skullcandy Inc (a)	28,460		206		Lionbridge Technologies Inc (a)	500		3
TiVo Inc (a)	32,754		423		Liquidity Services Inc (a)	954		15
Universal Electronics Inc (a)	4,800		235		magicJack VocalTec Ltd (a)	229		3
			$1,458		ModusLink Global Solutions Inc (a),(b)	1,407		5
					New Media Investment Group Inc (a)	1,076		15
Housewares - 0.11%					OPOWER Inc (a),(b)	200		4
Lifetime Brands Inc	7,062		111		Orbitz Worldwide Inc (a)	1,014		9
NACCO Industries Inc	179		9		Perficient Inc (a)	433		8
			$120		Q2 Holdings Inc (a)	200		3
					QuinStreet Inc (a)	1,247		7

See accompanying notes.

103

Schedule of Investments
SmallCap Value Account I
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Internet (continued)				Media (continued)
Reis Inc	279	$6		Markit Ltd (a)	7,900	$213
RingCentral Inc (a)	19,200	290		McClatchy Co/The (a)	2,195	12
Rubicon Project Inc/The (a)	2,300	30		Media General Inc (a),(b)	1,315	27
Shutterfly Inc (a)	364	16		Meredith Corp	896	43
TechTarget Inc (a)	446	4		New York Times Co/The	3,209	49
TeleCommunication Systems Inc (a)	1,777	6		Saga Communications Inc	129	5
WebMD Health Corp (a)	8,100	391		Salem Communications Corp	389	4
YuMe Inc (a)	651	4		Scholastic Corp	641	22
		$1,292		Sinclair Broadcast Group Inc	6,455	224
				Time Inc (a)	2,668	65
Investment Companies - 0.01%						$1,481
Caesars Acquisition Co (a)	1,106	14
				Metal Fabrication & Hardware - 1.18%
Iron & Steel - 0.38%				Ampco-Pittsburgh Corp	3,811	87
AK Steel Holding Corp (a),(b)	2,959	24		CIRCOR International Inc	65	5
				Global Brass & Copper Holdings Inc	7,900	133
Commercial Metals Co	21,885	379		Haynes International Inc	262	15
Schnitzer Steel Industries Inc	664	17
Shiloh Industries Inc (a)	226	4		LB Foster Co	5,052	274
Universal Stainless & Alloy Products Inc (a)	263	8		Mueller Industries Inc	473	14
				NN Inc	2,731	70
		$432		Northwest Pipe Co (a)	364	15
Leisure Products & Services - 0.13%				Olympic Steel Inc	260	6
Arctic Cat Inc	301	12		RTI International Metals Inc (a)	681	18
Black Diamond Inc (a)	875	10		Worthington Industries Inc	16,200	697
Brunswick Corp/DE	1,121	47				$1,334
Callaway Golf Co	1,678	14		Mining - 0.18%
Escalade Inc	280	5		Century Aluminum Co (a)	1,117	17
Interval Leisure Group Inc	328	7
Johnson Outdoors Inc	187	5		Globe Specialty Metals Inc	4,400	91
Life Time Fitness Inc (a)	933	45		Hecla Mining Co	7,168	25
				Horsehead Holding Corp (a)	1,096	20
Nautilus Inc (a)	434	5
				Kaiser Aluminum Corp	456	33
		$150		Materion Corp	393	15
Lodging - 0.14%				Stillwater Mining Co (a)	272	5
Caesars Entertainment Corp (a)	929	17				$206
Intrawest Resorts Holdings Inc (a),(b)	357	4
La Quinta Holdings Inc (a)	4,661	89		Miscellaneous Manufacturing - 0.40%
Marcus Corp/The	702	13		Actuant Corp	1,805	63
Monarch Casino & Resort Inc (a)	147	2		Barnes Group Inc	1,332	51
Orient-Express Hotels Ltd (a)	2,084	30		Chase Corp	25	1
				CLARCOR Inc	103	6
		$155		Fabrinet (a)	687	14
Machinery - Construction & Mining - 0.25%				Federal Signal Corp	1,509	22
Astec Industries Inc	484	21		GP Strategies Corp (a)	166	4
Hyster-Yale Materials Handling Inc	3,000	266		Handy & Harman Ltd (a)	153	4
		$287		Koppers Holdings Inc	1,500	58
				Lydall Inc (a)	84	2
Machinery - Diversified - 1.10%				Movado Group Inc	410	17
Alamo Group Inc	257	14		NL Industries Inc	255	2
Albany International Corp	579	22		Park-Ohio Holdings Corp	2,100	122
Applied Industrial Technologies Inc	6,788	344		Standex International Corp	930	70
Briggs & Stratton Corp	21,271	435		Tredegar Corp	590	14
Columbus McKinnon Corp/NY	639	17		TriMas Corp (a)	188	7
Gerber Scientific Inc (a),(c),(d)	1,974	—
						$457
Global Power Equipment Group Inc	644	11
Hurco Cos Inc	877	25		Office & Business Equipment - 0.01%
Kadant Inc	9,235	355		Eastman Kodak Co (a)	632	15
Lindsay Corp	72	6
Middleby Corp/The (a)	100	8
				Office Furnishings - 0.20%
Twin Disc Inc	83	3		HNI Corp	93	4
		$1,240		Steelcase Inc	14,500	219
Media - 1.31%						$223
AH Belo Corp	705	8		Oil & Gas - 3.15%
Crown Media Holdings Inc (a)	972	4
Cumulus Media Inc (a)	1,578	10		Adams Resources & Energy Inc	77	6
				Apco Oil and Gas International Inc (a)	288	4
Daily Journal Corp (a)	35	7
				Approach Resources Inc (a),(b)	815	18
Entercom Communications Corp (a)	5,602	60
				Bill Barrett Corp (a)	1,038	28
EW Scripps Co/The (a)	23,110	489
				Callon Petroleum Co (a)	1,525	18
Houghton Mifflin Harcourt Co (a)	2,277	44
Journal Communications Inc (a)	20,977	186		Comstock Resources Inc	1,051	30
				Contango Oil & Gas Co (a)	421	18
Lee Enterprises Inc (a)	1,921	9
				CVR Energy Inc (b)	1,900	92

See accompanying notes.

104

Schedule of Investments
SmallCap Value Account I
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Oil & Gas (continued)				Pharmaceuticals (continued)
Delek US Holdings Inc	16,488	$465		Flexion Therapeutics Inc (a)	1,500	$20
Energy XXI Bermuda Ltd	11,035	261		Impax Laboratories Inc (a)	17,221	516
Equal Energy Ltd	6,639	36		Kite Pharma Inc (a)	1,800	52
EXCO Resources Inc	31,900	188		Lannett Co Inc (a)	5,300	263
Halcon Resources Corp (a),(b)	5,447	40		Nature's Sunshine Products Inc	409	7
Hercules Offshore Inc (a)	3,470	14		Nektar Therapeutics (a)	1,153	15
Magnum Hunter Resources Corp - Warrants	362	—		Nutraceutical International Corp (a)	326	8
(a),(c),(d)				Omega Protein Corp (a)	716	10
Matador Resources Co (a)	773	23		PharMerica Corp (a)	717	20
Memorial Resource Development Corp (a)	2,500	61		Phibro Animal Health Corp (a)	4,000	88
North Atlantic Drilling Ltd	1,347	14		Revance Therapeutics Inc (a),(b)	3,000	102
Northern Oil and Gas Inc (a)	1,626	26		Sagent Pharmaceuticals Inc (a)	156	4
Panhandle Oil and Gas Inc	800	45		SciClone Pharmaceuticals Inc (a)	547	3
Parker Drilling Co (a)	37,336	244		Zafgen Inc (a),(b)	1,700	34
Parsley Energy Inc (a)	1,500	36		ZS Pharma Inc (a),(b)	1,000	29
PDC Energy Inc (a)	805	51				$1,419
Penn Virginia Corp (a)	1,202	20
Resolute Energy Corp (a)	1,646	14		Pipelines - 0.08%
Rosetta Resources Inc (a)	1,298	71		SemGroup Corp	1,200	95
RSP Permian Inc (a)	543	18
Sanchez Energy Corp (a)	380	14		Real Estate - 0.36%
Stone Energy Corp (a)	15,320	716		Alexander & Baldwin Inc	7,818	324
Swift Energy Co (a),(b)	1,061	14		Altisource Residential Corp	1,230	32
TransAtlantic Petroleum Ltd (a)	4,700	53		Forestar Group Inc (a)	810	16
Triangle Petroleum Corp (a)	1,417	17		Kennedy-Wilson Holdings Inc	1,313	35
Vaalco Energy Inc (a)	41,091	297				$407
Vantage Drilling Co (a)	7,705	15
W&T Offshore Inc	861	14		REITS - 12.72%
Warren Resources Inc (a)	88,075	546		Acadia Realty Trust	3,701	104
Western Refining Inc	1,000	38		AG Mortgage Investment Trust Inc	607	11
		$3,565		Agree Realty Corp	581	18
				American Assets Trust Inc	741	26
Oil & Gas Services - 2.44%				American Campus Communities Inc	7,700	294
Basic Energy Services Inc (a)	5,300	155		American Capital Mortgage Investment Corp	1,247	25
C&J Energy Services Inc (a)	26,939	910		American Realty Capital Healthcare Trust Inc	3,539	39
Dawson Geophysical Co	3,700	106		American Residential Properties Inc (a)	672	13
Exterran Holdings Inc	1,467	66		Anworth Mortgage Asset Corp	89,335	461
Forum Energy Technologies Inc (a)	6,909	252		Apollo Commercial Real Estate Finance Inc	1,207	20
Geospace Technologies Corp (a)	246	14		Apollo Residential Mortgage Inc	688	11
Gulf Island Fabrication Inc	329	7		Armada Hoffler Properties Inc	1,800	17
Gulfmark Offshore Inc	680	31		ARMOUR Residential REIT Inc	7,919	34
Helix Energy Solutions Group Inc (a)	17,501	460		Ashford Hospitality Prime Inc	5,580	96
Hornbeck Offshore Services Inc (a)	864	41		Ashford Hospitality Trust Inc	46,237	533
ION Geophysical Corp (a)	24,036	101		Associated Estates Realty Corp	1,203	22
Key Energy Services Inc (a)	3,181	29		Aviv REIT Inc	504	14
McDermott International Inc (a)	4,965	40		Campus Crest Communities Inc	1,402	12
Mitcham Industries Inc (a)	489	7		Capstead Mortgage Corp	61,962	815
Natural Gas Services Group Inc (a)	458	15		Cedar Realty Trust Inc	28,100	176
Newpark Resources Inc (a)	2,054	26		Chambers Street Properties	4,952	40
Pioneer Energy Services Corp (a)	637	11		Chatham Lodging Trust	5,890	129
SEACOR Holdings Inc (a)	469	39		Chesapeake Lodging Trust	9,859	298
Superior Energy Services Inc	5,076	183		Colony Financial Inc	2,439	57
Tesco Corp	5,335	114		CoreSite Realty Corp	11,300	374
Tetra Technologies Inc (a)	1,650	19		Cousins Properties Inc	62,893	783
Willbros Group Inc (a)	10,800	133		CubeSmart	3,052	56
		$2,759		CyrusOne Inc	6,000	149
Packaging & Containers - 0.60%				CYS Investments Inc	19,122	173
Berry Plastics Group Inc (a)	815	21		DCT Industrial Trust Inc	72,705	597
Graphic Packaging Holding Co (a)	37,700	441		DiamondRock Hospitality Co	64,940	832
Rock-Tenn Co	2,000	211		DuPont Fabros Technology Inc	1,136	31
UFP Technologies Inc (a)	204	5		EastGroup Properties Inc	1,066	68
				Education Realty Trust Inc	19,210	206
		$678		EPR Properties	3,984	222
Pharmaceuticals - 1.25%				Equity One Inc	1,652	39
Achaogen Inc (a)	1,100	15		Excel Trust Inc	1,262	17
Amphastar Pharmaceuticals Inc (a)	10,400	104		Extra Space Storage Inc	3,000	160
Anacor Pharmaceuticals Inc (a)	754	13		FelCor Lodging Trust Inc	20,547	216
Auspex Pharmaceuticals Inc (a)	400	9		First Industrial Realty Trust Inc	39,738	749
BioScrip Inc (a)	1,429	12		First Potomac Realty Trust	1,275	17
Cara Therapeutics Inc (a),(b)	4,800	82		Franklin Street Properties Corp	4,569	57
Egalet Corp (a),(b)	1,000	13		Geo Group Inc/The	5,416	193

See accompanying notes.

105

Schedule of Investments
SmallCap Value Account I
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

REITS (continued)					Retail (continued)
Getty Realty Corp	3,419		$65		Cracker Barrel Old Country Store Inc	1,443		$143
Gladstone Commercial Corp	578		10		Denny's Corp (a)	773		5
Government Properties Income Trust	3,520		89		Destination Maternity Corp	3,024		69
Gramercy Property Trust Inc	2,133		13		Dillard's Inc	2,600		303
Hatteras Financial Corp	2,017		40		DineEquity Inc	244		19
Healthcare Realty Trust Inc	2,513		64		Express Inc (a)	1,917		33
Hersha Hospitality Trust	109,112		733		Ezcorp Inc (a)	4,440		51
Highwoods Properties Inc	2,358		99		Finish Line Inc/The	781		23
Home Properties Inc	1,000		64		Fred's Inc	911		14
Hudson Pacific Properties Inc	1,098		28		Genesco Inc (a)	529		43
Inland Real Estate Corp	2,284		24		Group 1 Automotive Inc	478		40
Invesco Mortgage Capital Inc	2,709		47		Guess? Inc	9,800		264
Investors Real Estate Trust	2,655		24		Haverty Furniture Cos Inc	724		18
iStar Financial Inc (a)	1,794		27		Kirkland's Inc (a)	8,353		155
Kite Realty Group Trust	42,940		263		Lands' End Inc (a),(b)	398		13
LaSalle Hotel Properties	4,175		148		MarineMax Inc (a)	893		15
Lexington Realty Trust	4,295		47		Men's Wearhouse Inc	237		13
LTC Properties Inc	6,911		270		Michaels Cos Inc/The (a)	3,100		53
Mack-Cali Realty Corp	1,853		40		Office Depot Inc (a)	12,934		74
Medical Properties Trust Inc	4,577		61		Pantry Inc/The (a)	20,600		334
Monmouth Real Estate Investment Corp	1,727		17		PC Connection Inc	331		7
New Residential Investment Corp	5,891		37		Pep Boys-Manny Moe & Jack/The (a)	1,123		13
New York Mortgage Trust Inc	1,652		13		Regis Corp	1,021		14
New York REIT Inc	3,681		41		Rite Aid Corp (a)	128,200		919
One Liberty Properties Inc	449		10		Roundy's Inc	18,600		103
Parkway Properties Inc/Md	19,786		409		Ruth's Hospitality Group Inc	21,266		263
Pebblebrook Hotel Trust	1,595		59		Shoe Carnival Inc	560		12
Pennsylvania Real Estate Investment Trust	5,537		104		Sonic Automotive Inc	964		26
PennyMac Mortgage Investment Trust	19,846		435		Sonic Corp (a)	582		13
Potlatch Corp	14,700		609		Stage Stores Inc	758		14
PS Business Parks Inc	252		21		Systemax Inc (a)	4,217		61
RAIT Financial Trust	29,479		244		Tuesday Morning Corp (a)	294		5
Ramco-Gershenson Properties Trust	7,181		120		Vitamin Shoppe Inc (a)	370		16
Redwood Trust Inc	33,764		657		West Marine Inc (a)	656		7
Resource Capital Corp	3,300		19		World Fuel Services Corp	2,000		98
Retail Opportunity Investments Corp	1,896		30		Zoe's Kitchen Inc (a),(b)	2,400		83
RLJ Lodging Trust	3,502		101		Zumiez Inc (a)	13,154		363
Rouse Properties Inc	2,875		49					$6,341
Ryman Hospitality Properties Inc	553		27
Sabra Health Care REIT Inc	102		3		Savings & Loans - 1.94%
Select Income REIT	963		29		Astoria Financial Corp	2,201		30
Silver Bay Realty Trust Corp	803		13		Bank Mutual Corp	1,812		10
Sovran Self Storage Inc	156		12		BankFinancial Corp	2,069		23
					BBX Capital Corp (a)	309		6
STAG Industrial Inc	962		23
Starwood Waypoint Residential Trust (a)	817		21		Berkshire Hills Bancorp Inc	2,713		63
Strategic Hotels & Resorts Inc (a)	1,208		14		Brookline Bancorp Inc	1,690		16
Summit Hotel Properties Inc	2,112		22		Capitol Federal Financial Inc	3,729		45
Sun Communities Inc	2,600		130		Charter Financial Corp/MD	7,300		81
Sunstone Hotel Investors Inc	38,402		574		Dime Community Bancshares Inc	796		13
Terreno Realty Corp	697		13		ESB Financial Corp	464		6
UMH Properties Inc	540		5		EverBank Financial Corp	1,903		38
Urstadt Biddle Properties Inc	216		4		First Defiance Financial Corp	3,062		87
Washington Real Estate Investment Trust	1,392		36		First Financial Northwest Inc	570		6
Western Asset Mortgage Capital Corp	866		12		First Niagara Financial Group Inc	10,546		92
					Flagstar Bancorp Inc (a)	42,300		766
Winthrop Realty Trust	7,360		113
			$14,386		Flushing Financial Corp	4,649		95
					Fox Chase Bancorp Inc	464		8
Retail - 5.61%					HomeStreet Inc	11,400		209
American Eagle Outfitters Inc	4,063		46		HomeTrust Bancshares Inc (a)	791		12
America's Car-Mart Inc/TX (a)	236		9		Investors Bancorp Inc	6,592		73
Barnes & Noble Inc (a)	47,948		1,093		Northfield Bancorp Inc	1,136		15
Biglari Holdings Inc (a)	35		15		Northwest Bancshares Inc	2,340		32
BJ's Restaurants Inc (a)	433		15		OceanFirst Financial Corp	2,827		47
Bob Evans Farms Inc (b)	477		24		Oritani Financial Corp	1,183		18
Brown Shoe Co Inc	10,118		290		Provident Financial Services Inc	6,111		106
Build-A-Bear Workshop Inc (a)	1,400		19		Sterling Bancorp/DE	2,111		25
Burlington Stores Inc (a)	111		4		Territorial Bancorp Inc	410		9
Cash America International Inc	14,493		644		United Financial Bancorp Inc	926		13
Cato Corp/The	3,032		93		Washington Federal Inc	2,461		55
Children's Place Inc/The	7,633		378		WSFS Financial Corp	2,598		192
Citi Trends Inc (a)	555		12					$2,191

See accompanying notes.

106

Schedule of Investments
SmallCap Value Account I
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Semiconductors - 2.60%					Telecommunications - 2.16%
Alpha & Omega Semiconductor Ltd (a)	17,541		$163		ADTRAN Inc	785		$18
Amkor Technology Inc (a)	44,316		495		Anixter International Inc	354		35
Brooks Automation Inc	1,606		17		ARRIS Group Inc (a)	27,400		891
Cabot Microelectronics Corp (a)	141		6		Black Box Corp	617		15
Cascade Microtech Inc (a)	430		6		Calix Inc (a)	1,490		12
CEVA Inc (a)	846		12		Cbeyond Inc (a)	972		10
Cirrus Logic Inc (a)	7,307		167		Cincinnati Bell Inc (a)	3,850		15
Diodes Inc (a)	415		12		Comtech Telecommunications Corp	407		15
DSP Group Inc (a)	743		6		Consolidated Communications Holdings Inc	540		12
Emulex Corp (a)	3,050		17		DigitalGlobe Inc (a)	1,588		44
Entegris Inc (a)	1,466		20		EarthLink Holdings Corp	3,679		14
Fairchild Semiconductor International Inc (a)	2,950		46		Finisar Corp (a)	213		4
First Solar Inc (a)	8,000		568		Globalstar Inc (a)	5,739		24
Integrated Device Technology Inc (a)	838		13		Harmonic Inc (a)	2,438		18
Integrated Silicon Solution Inc (a)	19,333		286		Hawaiian Telcom Holdco Inc (a)	382		11
International Rectifier Corp (a)	1,662		46		IDT Corp - Class B	2,886		50
Intersil Corp	2,692		40		Inteliquent Inc	43,400		602
IXYS Corp	1,703		21		Intelsat SA (a)	16,127		304
Microsemi Corp (a)	720		19		Iridium Communications Inc (a),(b)	1,621		14
MKS Instruments Inc	10,071		315		Ixia (a)	1,200		14
OmniVision Technologies Inc (a)	1,264		28		KVH Industries Inc (a)	90		1
Pericom Semiconductor Corp (a)	6,582		60		Leap Wireless International Inc - Rights (a),(c),(d)	1,093		3
Photronics Inc (a)	1,555		13		Netgear Inc (a)	929		32
PMC-Sierra Inc (a)	2,852		22		NTELOS Holdings Corp	341		4
QLogic Corp (a)	2,148		22		Numerex Corp (a)	93		1
Rudolph Technologies Inc (a)	1,025		10		Oplink Communications Inc (a)	648		11
Silicon Image Inc (a)	1,368		7		Orbcomm Inc (a)	1,590		11
Silicon Laboratories Inc (a)	320		16		Plantronics Inc	132		6
Tessera Technologies Inc	796		18		Polycom Inc (a)	1,771		22
Ultra Clean Holdings Inc (a)	44,955		407		Preformed Line Products Co	88		5
Veeco Instruments Inc (a)	836		31		Premiere Global Services Inc (a)	933		12
Xcerra Corp (a)	3,400		31		Shenandoah Telecommunications Co	90		3
			$2,940		Telenav Inc (a)	27,556		157
					Tessco Technologies Inc	191		6
Software - 1.35%					USA Mobility Inc	826		13
2U Inc (a),(b)	4,000		67
					Vonage Holdings Corp (a)	3,783		14
Actuate Corp (a)	6,955		33
Acxiom Corp (a)	1,786		39		West Corp	655		18
Audience Inc (a)	1,200		14					$2,441
Avid Technology Inc (a)	12,200		90		Textiles - 0.06%
Bottomline Technologies de Inc (a)	227		7		Culp Inc	272		5
Compuware Corp	67,902		678		G&K Services Inc	479		25
CSG Systems International Inc	1,319		35		UniFirst Corp/MA	354		37
Digi International Inc (a)	961		9					$67
Digital River Inc (a)	5,873		91
Ebix Inc (b)	1,100		16		Transportation - 1.17%
					Air Transport Services Group Inc (a)	1,878		16
Epiq Systems Inc	1,129		16
Five9 Inc (a),(b)	2,600		19		ArcBest Corp	4,675		203
					Atlas Air Worldwide Holdings Inc (a)	562		21
ICG Group Inc (a)	760		16
Imperva Inc (a)	6,400		168		Bristow Group Inc	862		69
					Era Group Inc (a)	489		14
Infoblox Inc (a)	261		3
ManTech International Corp/VA	550		16		GasLog Ltd	754		24
Paycom Software Inc (a),(b)	2,934		42		Knightsbridge Tankers Ltd	13,366		189
Progress Software Corp (a)	1,192		29		Marten Transport Ltd	580		13
Proofpoint Inc (a)	800		30		Matson Inc	7,275		195
Sapiens International Corp NV (a)	504		4		Navios Maritime Holdings Inc	1,658		17
Seachange International Inc (a)	1,181		10		Nordic American Tankers Ltd	1,633		16
					PHI Inc (a)	428		19
SYNNEX Corp (a)	635		46
					Quality Distribution Inc (a)	6,300		94
Take-Two Interactive Software Inc (a)	2,120		47
Verint Systems Inc (a)	106		5		Safe Bulkers Inc	1,395		14
					Scorpio Bulkers Inc (a)	2,814		25
			$1,530		Scorpio Tankers Inc	4,036		41
Storage & Warehousing - 0.06%					Ship Finance International Ltd	1,392		26
Mobile Mini Inc	898		43		Swift Transportation Co (a)	7,300		184
Wesco Aircraft Holdings Inc (a)	1,056		21		Teekay Tankers Ltd	2,368		10
			$64		Universal Truckload Services Inc	1,600		41
					USA Truck Inc (a)	224		4
Supranational Bank - 0.10%					UTI Worldwide Inc (a)	1,911		20
Banco Latinoamericano de Comercio Exterior	3,929		117		Werner Enterprises Inc	812		21
SA					XPO Logistics Inc (a),(b)	884		25

See accompanying notes.

107

Schedule of Investments
SmallCap Value Account I
June 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)

Transportation (continued)
YRC Worldwide Inc (a),(b)	597	$17
		$1,318

Trucking & Leasing - 0.59%
AMERCO	2,200	640
TAL International Group Inc	465	21
Textainer Group Holdings Ltd	301	11
		$672

Water - 0.17%
American States Water Co	2,855	95
Artesian Resources Corp	1,200	27
California Water Service Group	2,838	69
		$191
TOTAL COMMON STOCKS		$108,959
INVESTMENT COMPANIES - 4.87%	Shares Held	Value (000's)

Publicly Traded Investment Fund - 4.87%
BlackRock Liquidity Funds TempFund	1,935,894	1,936
Portfolio
Goldman Sachs Financial Square Funds -	1,766,987	1,767
Government Fund (e)
Goldman Sachs Financial Square Funds -	1,686,609	1,686
Money Market Fund
JP Morgan Prime Money Market Fund	117,873	118
		$5,507
TOTAL INVESTMENT COMPANIES		$5,507
Total Investments		$114,466
Liabilities in Excess of Other Assets, Net - (1.20)%		$(1,357)
TOTAL NET ASSETS - 100.00%		$113,109

(a) Non-Income Producing Security
(b)	Security or a portion of the security was on loan at the end of the period.
(c) Security is Illiquid
(d)	Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $3 or 0.00% of net assets.
(e)	Security was purchased with the cash proceeds from securities loans.

Portfolio Summary (unaudited)
Sector		Percent
Financial		34 .79%
Consumer, Non-cyclical		11 .86%
Industrial		11 .53%
Consumer, Cyclical		11 .39%
Energy		7.05%
Technology		6.54%
Utilities		5.94%
Exchange Traded Funds		4.87%
Communications		4.64%
Basic Materials		2.46%
Government		0.10%
Diversified		0.03%
Liabilities in Excess of Other Assets, Net		(1.20)%
TOTAL NET ASSETS		100.00%

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
Russell 2000 Mini; September 2014	Long	34	$3,929		$4,047	$118
Total						$118

Amounts in thousands except contracts

See accompanying notes.

108

Glossary to the Schedule of Investments
June 30, 2014 (unaudited)

Currency Abbreviations
USD/$	United States Dollar

See accompanying notes.

109

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2014	(c)	$14.87	$0 .18	$0 .56	$0.74	$–	$–	$–	$15.61
2013		12.89	0.24	2.09	2.33	( 0 .35)	–	( 0 .35)	14.87
2012		11.12	0.27	1.76	2.03	( 0 .26)	–	( 0 .26)	12.89
2011		12.54	0.27	( 1 .67)	( 1 .40)	( 0 .02)	–	( 0 .02)	11.12
2010		11.24	0.17	1.31	1.48	( 0 .18)	–	( 0 .18)	12.54
2009		9.25	0.18	2.28	2.46	( 0 .47)	–	( 0 .47)	11.24
Class 2 shares
2014	(c)	14.97	0.16	0.57	0.73	–	–	–	15.70
2013		12.96	0.22	2.10	2.32	( 0 .31)	–	( 0 .31)	14.97
2012		11.18	0.23	1.76	1.99	( 0 .21)	–	( 0 .21)	12.96
2011		12.63	0.23	( 1 .66)	( 1 .43)	( 0 .02)	–	( 0 .02)	11.18
2010		11.32	0.14	1.32	1.46	( 0 .15)	–	( 0 .15)	12.63
2009		9.27	0.15	2.29	2.44	( 0 .39)	–	( 0 .39)	11.32
EQUITY INCOME ACCOUNT
Class 1 shares
2014	(c)	21.00	0.31	1.52	1.83	–	–	–	22.83
2013		17.03	0.54	4.04	4.58	( 0 .61)	–	( 0 .61)	21.00
2012		15.53	0.54	1.47	2.01	( 0 .51)	–	( 0 .51)	17.03
2011		14.80	0.50	0.30	0.80	( 0 .07)	–	( 0 .07)	15.53
2010		13.15	0.45	1.66	2.11	( 0 .46)	–	( 0 .46)	14.80
2009		11.60	0.39	1.84	2.23	( 0 .68)	–	( 0 .68)	13.15
Class 2 shares
2014	(c)	20.87	0.28	1.50	1.78	–	–	–	22.65
2013		16.92	0.49	4.02	4.51	( 0 .56)	–	( 0 .56)	20.87
2012		15.43	0.49	1.46	1.95	( 0 .46)	–	( 0 .46)	16.92
2011		14.74	0.45	0.31	0.76	( 0 .07)	–	( 0 .07)	15.43
2010		13.10	0.40	1.66	2.06	( 0 .42)	–	( 0 .42)	14.74
2009		11.50	0.35	1.85	2.20	( 0 .60)	–	( 0 .60)	13.10
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2014	(c)	10.33	0.14	0.20	0.34	–	–	–	10.67
2013		10.87	0.27	( 0 .39)	( 0 .12)	( 0 .42)	–	( 0 .42)	10.33
2012		10.90	0.33	0.09	0.42	( 0 .45)	–	( 0 .45)	10.87
2011		10.29	0.36	0.28	0.64	( 0 .02)	( 0 .01)	( 0 .03)	10.90
2010		10.07	0.38	0.20	0.58	( 0 .36)	–	( 0 .36)	10.29
2009		10.28	0.43	0.22	0.65	( 0 .86)	–	( 0 .86)	10.07
Class 2 shares
2014	(c)	10.34	0.12	0.21	0.33	–	–	–	10.67
2013		10.88	0.25	( 0 .39)	( 0 .14)	( 0 .40)	–	( 0 .40)	10.34
2012		10.90	0.30	0.10	0.40	( 0 .42)	–	( 0 .42)	10.88
2011		10.32	0.34	0.27	0.61	( 0 .02)	( 0 .01)	( 0 .03)	10.90
2010		10.09	0.36	0.21	0.57	( 0 .34)	–	( 0 .34)	10.32
2009		10.26	0.41	0.21	0.62	( 0 .79)	–	( 0 .79)	10.09

See accompanying notes.

110

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Total Return(b)		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

4 .98	%(d)	$503,829	0.87	%(e)	2 .42	%(e)	78 .2	%(e)
18 .40		501,094	0 .87		1.78		79 .5
18 .44		464,751	0 .87		2.23		76 .0
(11 .17)		428,532	0 .89		2.17		68 .5
13 .18		532,545	0 .89		1.47		110.0	(f)
27 .30		364,176	0 .91		1.85		105.5

4 .88	(d)	1,378	1.12	(e)	2.14	(e)	78 .2	(e)
18 .18		1,458	1 .12		1.61		79 .5
18 .01		1,643	1 .12		1.95		76 .0
(11 .36)		1,952	1 .14		1.91		68 .5
12 .91		2,466	1 .14		1.27		110.0	(f)
26 .84		2,427	1 .16		1.59		105.5

8 .71	(d)	646,134	0.48	(e)	2.88	(e)	9 .3	(e)
27 .30		630,542	0 .48		2.83		18 .0
13 .01		578,099	0 .49		3.26		20 .8
5 .44		624,366	0 .48		3.28		19 .9
16 .18		538,727	0 .51		3.25		23 .2
20 .00		392,951	0 .54		3.33		44 .0

8 .53	(d)	25,561	0.73	(e)	2.64	(e)	9 .3	(e)
27 .02		24,810	0 .73		2.58		18 .0
12 .72		22,844	0 .74		3.01		20 .8
5 .17		25,498	0 .73		3.00		19 .9
15 .88		29,323	0 .76		2.97		23 .2
19 .76		30,836	0 .79		3.08		44 .0

3 .29	(d)	342,632	0.51	(e)	2.64	(e)	19 .9	(e)
(1 .03)		379,351	0 .51		2.58		45 .3
3 .91		432,172	0 .51		2.98		41 .4
6 .23		453,864	0 .51		3.42		83 .8
5 .85		489,048	0 .50		3.64		79 .1	(g)
6 .47		233,789	0 .50		4.18		22 .4

3 .19	(d)	871	0.76	(e)	2.38	(e)	19 .9	(e)
(1 .30)		931	0 .76		2.33		45 .3
3 .70		1,143	0 .76		2.73		41 .4
5 .90		1,215	0 .76		3.17		83 .8
5 .65		1,457	0 .75		3.45		79 .1	(g)
6 .21		1,675	0 .75		3.99		22 .4

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2014
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes approximately $612,000 from portfolio realignment from the acquisition of International SmallCap Account.
(g)	Portfolio turnover rate excludes approximately $53,358,000 from portfolio realignment from the acquisition of Government & High Quality Bond Account.

See accompanying notes.

111

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

INCOME ACCOUNT
Class 1 shares
2014	(c)	$10.68	$0.23	$0.28	$0.51	$–	$–	$–	$11.19
2013		11.22	0.46	( 0 .43)	0.03	( 0 .57)	–	( 0 .57)	10.68
2012		10.71	0.53	0.48	1.01	( 0 .50)	–	( 0 .50)	11.22
2011		10.12	0.56	0.07	0.63	( 0 .04)	–	( 0 .04)	10.71
2010		9.97	0.60	0.25	0.85	( 0 .70)	–	( 0 .70)	10.12
2009		9.36	0.62	1.03	1.65	( 1 .03)	( 0 .01)	( 1 .04)	9.97
Class 2 shares
2014	(c)	10.63	0.21	0.29	0.50	–	–	–	11.13
2013		11.17	0.43	( 0 .43)	–	( 0 .54)	–	( 0 .54)	10.63
2012		10.66	0.50	0.47	0.97	( 0 .46)	–	( 0 .46)	11.17
2011		10.09	0.53	0.08	0.61	( 0 .04)	–	( 0 .04)	10.66
2010		9.95	0.58	0.23	0.81	( 0 .67)	–	( 0 .67)	10.09
2009		9.30	0.59	1.04	1.63	( 0 .97)	( 0 .01)	( 0 .98)	9.95
LARGECAP BLEND ACCOUNT II
Class 1 shares
2014	(c)	10.09	0.05	0.56	0.61	–	–	–	10.70
2013		7.79	0.10	2.33	2.43	( 0 .13)	–	( 0 .13)	10.09
2012		6.85	0.11	0.93	1.04	( 0 .10)	–	( 0 .10)	7.79
2011		6.86	0.08	( 0 .09)	( 0 .01)	–	–	–	6.85
2010		6.21	0.07	0.74	0.81	( 0 .16)	–	( 0 .16)	6.86
2009		4.88	0.08	1.35	1.43	( 0 .10)	–	( 0 .10)	6.21
Class 2 shares
2014	(c)	10.14	0.04	0.56	0.60	–	–	–	10.74
2013		7.82	0.08	2.35	2.43	( 0 .11)	–	( 0 .11)	10.14
2012		6.88	0.09	0.93	1.02	( 0 .08)	–	( 0 .08)	7.82
2011		6.91	0.07	( 0 .10)	( 0 .03)	–	–	–	6.88
2010		6.24	0.06	0.74	0.80	( 0 .13)	–	( 0 .13)	6.91
2009		4.89	0.07	1.35	1.42	( 0 .07)	–	( 0 .07)	6.24
LARGECAP GROWTH ACCOUNT
Class 1 shares
2014	(c)	22.26	0.03	1.09	1.12	–	–	–	23.38
2013		16.87	0.07	5.61	5.68	( 0 .29)	–	( 0 .29)	22.26
2012		14.48	0.12	2.32	2.44	( 0 .05)	–	( 0 .05)	16.87
2011		15.12	0.05	( 0 .69)	( 0 .64)	–	–	–	14.48
2010		12.78	0.01	2.34	2.35	( 0 .01)	–	( 0 .01)	15.12
2009		10.14	–	2.72	2.72	( 0 .08)	–	( 0 .08)	12.78
Class 2 shares
2014	(c)	22.20	–	1.09	1.09	–	–	–	23.29
2013		16.83	0.02	5.59	5.61	( 0 .24)	–	( 0 .24)	22.20
2012		14.43	0.08	2.32	2.40	–	–	–	16.83
2011		15.11	0.01	( 0 .69)	( 0 .68)	–	–	–	14.43
2010		12.80	( 0 .03)	2.34	2.31	–	–	–	15.11
2009		10.13	( 0 .03)	2.74	2.71	( 0 .04)	–	( 0 .04)	12.80

See accompanying notes.

112

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Total Return(b)		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

4 .78	%(d)	$283,717	0 .51	%(e)	4.14	%(e)	13 .0	%(e)
0 .40		269,330	0 .51		4.22		12 .8
9 .57		292,756	0 .51		4.78		14 .7
6 .25		239,939	0 .50		5.36		17 .8
8 .65		225,114	0 .50		5.81		17 .0
18 .37		196,424	0 .51		6.33		23 .6

4 .70	(d)	3,156	0 .76	(e)	3.89	(e)	13 .0	(e)
0 .10		3,390	0 .76		3.97		12 .8
9 .28		3,875	0 .76		4.55		14 .7
6 .05		4,360	0 .75		5.11		17 .8
8 .26		5,135	0 .75		5.58		17 .0
18 .17		6,260	0 .76		6.11		23 .6

6 .05	(d)	154,203	0.75 (e)	,(f)	1.08	(e)	38 .9	(e)
31 .40		161,831	0 .75	(f)	1.17		44 .6
15 .20		154,221	0 .76	(f)	1.41		51 .5
(0 .12)		161,200	0 .75	(f)	1.21		42 .5
13 .25		182,047	0 .75	(f)	1.15		34 .7
29 .67		183,485	0 .75	(f)	1.51		79 .0

5 .92	(d)	1,033	1.00 (e)	,(f)	0.83	(e)	38 .9	(e)
31 .26		984	1 .00	(f)	0.92		44 .6
14 .84		837	1 .01	(f)	1.17		51 .5
(0 .42)		739	1 .00	(f)	0.96		42 .5
12 .97		850	1 .00	(f)	0.90		34 .7
29 .28		832	1 .00	(f)	1.27		79 .0

5 .03	(d)	122,259	0 .69	(e)	0.23	(e)	72 .9	(e)
33 .91		100,140	0 .69		0.37		70 .1
16 .85		210,351	0 .69		0.73		62 .6
(4 .23)		181,559	0 .69		0.31		56 .6
18 .38		207,114	0 .69		0.04		61 .1
27 .01		241,670	0 .69		0.01		89 .5

4 .91	(d)	725	0 .94	(e)	(0.01	) (e)	72 .9	(e)
33 .64		712	0 .94		0.10		70 .1
16 .56	(g)	604	0 .94		0.47		62 .6
(4 .50)		561	0 .94		0.05		56 .6
18 .05		691	0 .94		(0.20)		61 .1
26 .80		635	0 .94		(0.24)		89 .5

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2014
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value.

See accompanying notes.

113

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

MIDCAP ACCOUNT
Class 1 shares
2014	(c)	$59.37	$0 .24	$3 .52	$3.76	$–	$–	$–	$63.13
2013		47.20	0.28	15.31	15.59	( 0 .82)	( 2 .60)	( 3 .42)	59.37
2012		40.51	0.46	7.35	7.81	( 0 .40)	( 0 .72)	( 1 .12)	47.20
2011		37.83	0.23	2.92	3.15	–	( 0 .47)	( 0 .47)	40.51
2010		31.25	0.46	7.00	7.46	( 0 .88)	–	( 0 .88)	37.83
2009		24.93	0.21	7.83	8.04	( 0 .24)	( 1 .48)	( 1 .72)	31.25
Class 2 shares
2014	(c)	59.16	0.17	3.50	3.67	–	–	–	62.83
2013		47.06	0.15	15.25	15.40	( 0 .70)	( 2 .60)	( 3 .30)	59.16
2012		40.39	0.35	7.33	7.68	( 0 .29)	( 0 .72)	( 1 .01)	47.06
2011		37.82	0.13	2.91	3.04	–	( 0 .47)	( 0 .47)	40.39
2010		31.23	0.35	7.03	7.38	( 0 .79)	–	( 0 .79)	37.82
2009	(f)	28.70	0.14	2.39	2.53	–	–	–	31.23
MONEY MARKET ACCOUNT
Class 1 shares
2014	(c)	1.00	–	–	–	–	–	–	1.00
2013		1.00	–	–	–	–	–	–	1.00
2012		1.00	–	–	–	–	–	–	1.00
2011		1.00	–	–	–	–	–	–	1.00
2010		1.00	–	–	–	–	–	–	1.00
2009		1.00	–	–	–	–	–	–	1.00
Class 2 shares
2014	(c)	1.00	–	–	–	–	–	–	1.00
2013		1.00	–	–	–	–	–	–	1.00
2012		1.00	–	–	–	–	–	–	1.00
2011		1.00	–	–	–	–	–	–	1.00
2010		1.00	–	–	–	–	–	–	1.00
2009		1.00	–	–	–	–	–	–	1.00
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2014	(c)	24.45	0.13	1.59	1.72	–	–	–	26.17
2013		23.75	0.30	6.63	6.93	( 1 .86)	( 4 .37)	( 6 .23)	24.45
2012		21.36	0.35	2.58	2.93	( 0 .26)	( 0 .28)	( 0 .54)	23.75
2011		21.47	0.24	( 0 .21)	0.03	–	( 0 .14)	( 0 .14)	21.36
2010		19.23	0.35	2.59	2.94	( 0 .32)	( 0 .38)	( 0 .70)	21.47
2009		15.05	0.17	4.28	4.45	( 0 .27)	–	( 0 .27)	19.23
Class 2 shares
2014	(c)	24.27	0.10	1.58	1.68	–	–	–	25.95
2013		23.62	0.21	6.60	6.81	( 1 .79)	( 4 .37)	( 6 .16)	24.27
2012		21.23	0.29	2.58	2.87	( 0 .20)	( 0 .28)	( 0 .48)	23.62
2011		21.40	0.18	( 0 .21)	( 0 .03)	–	( 0 .14)	( 0 .14)	21.23
2010		19.17	0.31	2.57	2.88	( 0 .27)	( 0 .38)	( 0 .65)	21.40
2009		14.94	0.12	4.27	4.39	( 0 .16)	–	( 0 .16)	19.17

See accompanying notes.

114

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Total Return(b)		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

6 .33	%(d)	$644,039	0 .53	%(e)	–%		0.82	%(e)	19 .0	%(e)
33 .93		649,893	0 .53		–		0 .52		12 .4
19 .44		560,842	0 .55		–		1 .03		21 .5
8 .29		531,255	0 .55		–		0 .57		28 .9
24 .10		551,589	0 .57		–		1 .37		20 .9
33 .76		379,151	0 .61		–		0 .79		25 .4

6 .20	(d)	15,545	0.78	(e)	–		0 .57	(e)	19.0	(e)
33 .58		15,105	0 .78		–		0 .27		12 .4
19 .16		12,179	0 .80		–		0 .79		21 .5
8 .00		11,226	0 .80		–		0 .32		28 .9
23 .83		11,327	0 .82		–		1 .05		20 .9
8 .82	(d)	10,010	0.83	(e)	–		1 .43	(e)	25.4	(e)

0 .00	(d)	269,709	0.16	(e)	0.46 (e)	,(g)	0 .00	(e)	N/A(e)
0 .00		283,108	0 .19		0 .46	(g)	0 .00		N/A
0 .00		303,903	0 .27		0 .46	(g)	0 .00		N/A
0 .00		322,844	0 .26		0 .45	(g)	0 .00		N/A
0 .00		314,976	0 .32		0 .45	(g)	0 .00		N/A
0 .22		381,238	0 .42		0 .45	(g)	0 .24		N/A

0 .00	(d)	844	0.16	(e)	0.71 (e)	,(g)	0 .00	(e)	N/A(e)
0 .00		959	0 .20		0 .71	(g)	0 .00		N/A
0 .00		1,253	0 .27		0 .71	(g)	0 .00		N/A
0 .00		1,777	0 .26		0 .70	(g)	0 .00		N/A
0 .00		2,478	0 .32		0 .70	(g)	0 .00		N/A
0 .18		4,229	0 .49		0 .70	(g)	0 .27		N/A

7 .03	(d)	33,067	0.67	(e)	–		1 .09	(e)	5.8	(e)
32 .65		32,077	0 .65		–		1 .18		6 .7
13 .83		145,393	0 .64		–		1 .51		6 .2
0 .13		142,828	0 .64		–		1 .09		10 .3
15 .40		151,592	0 .64		–		1 .78		13 .7
29 .82		94,039	0 .64		–		1 .02		23 .6

6 .92	(d)	6,617	0.92	(e)	–		0 .84	(e)	5.8	(e)
32 .27		6,362	0 .90		–		0 .85		6 .7
13 .57		5,238	0 .89		–		1 .26		6 .2
(0 .15)		5,472	0 .89		–		0 .83		10 .3
15 .11		6,822	0 .89		–		1 .57		13 .7
29 .54		7,139	0 .89		–		0 .76		23 .6

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2014
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Period from September 9, 2009 date operations commenced, through December 31, 2009
(g)	Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

115

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2014	(c)	$17.08	$0.10	$2 .96	$3 .06	$–	$–	$–	$20.14
2013		16.63	0.35	0.33	0.68	( 0 .23)	–	( 0 .23)	17.08
2012		14.39	0.21	2.26	2.47	( 0 .23)	–	( 0 .23)	16.63
2011		13.21	0.10	1.08	1.18	–	–	–	14.39
2010		10.83	0.26	2.49	2.75	( 0 .37)	–	( 0 .37)	13.21
2009		8.75	0.25	2.19	2.44	( 0 .36)	–	( 0 .36)	10.83
Class 2 shares
2014	(c)	17.18	0.08	2.97	3.05	–	–	–	20.23
2013		16.72	0.30	0.34	0.64	( 0 .18)	–	( 0 .18)	17.18
2012		14.46	0.17	2.26	2.43	( 0 .17)	–	( 0 .17)	16.72
2011		13.30	0.06	1.10	1.16	–	–	–	14.46
2010		10.91	0.23	2.50	2.73	( 0 .34)	–	( 0 .34)	13.30
2009		8.76	0.22	2.22	2.44	( 0 .29)	–	( 0 .29)	10.91
SAM BALANCED PORTFOLIO
Class 1 shares
2014	(c)	18.53	0.01	1.00	1.01	–	–	–	19.54
2013		16.33	0.47	2.37	2.84	( 0 .43)	( 0 .21)	( 0 .64)	18.53
2012		14.76	0.41	1.46	1.87	( 0 .11)	( 0 .19)	( 0 .30)	16.33
2011		15.02	0.10	0.06	0.16	( 0 .42)	–	( 0 .42)	14.76
2010		13.73	0.42	1.38	1.80	( 0 .51)	–	( 0 .51)	15.02
2009		11.95	0.64	2.05	2.69	( 0 .52)	( 0 .39)	( 0 .91)	13.73
Class 2 shares
2014	(c)	18.39	( 0 .02)	1.01	0.99	–	–	–	19.38
2013		16.22	0.41	2.35	2.76	( 0 .38)	( 0 .21)	( 0 .59)	18.39
2012		14.66	0.36	1.46	1.82	( 0 .07)	( 0 .19)	( 0 .26)	16.22
2011		14.92	0.06	0.06	0.12	( 0 .38)	–	( 0 .38)	14.66
2010		13.64	0.36	1.40	1.76	( 0 .48)	–	( 0 .48)	14.92
2009		11.85	0.56	2.09	2.65	( 0 .47)	( 0 .39)	( 0 .86)	13.64
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2014	(c)	13.39	0.02	0.66	0.68	–	–	–	14.07
2013		12.49	0.40	1.00	1.40	( 0 .37)	( 0 .13)	( 0 .50)	13.39
2012		11.47	0.37	0.90	1.27	( 0 .10)	( 0 .15)	( 0 .25)	12.49
2011		11.68	0.10	0.17	0.27	( 0 .37)	( 0 .11)	( 0 .48)	11.47
2010		10.94	0.40	0.84	1.24	( 0 .50)	–	( 0 .50)	11.68
2009		9.49	0.65	1.29	1.94	( 0 .34)	( 0 .15)	( 0 .49)	10.94
Class 2 shares
2014	(c)	13.28	–	0.66	0.66	–	–	–	13.94
2013		12.39	0.36	1.00	1.36	( 0 .34)	( 0 .13)	( 0 .47)	13.28
2012		11.38	0.33	0.90	1.23	( 0 .07)	( 0 .15)	( 0 .22)	12.39
2011		11.60	0.07	0.17	0.24	( 0 .35)	( 0 .11)	( 0 .46)	11.38
2010		10.85	0.35	0.88	1.23	( 0 .48)	–	( 0 .48)	11.60
2009		9.41	0.56	1.33	1.89	( 0 .30)	( 0 .15)	( 0 .45)	10.85

See accompanying notes.

116

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Total Return(b)		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

17 .92	%(d)	$150,195	0 .89	%(e)	1 .09	%(e)	17 .2	%(e)
4 .10		128,601	0.89		1 .96		22 .1
17 .17		133,069	0.90		1 .33		44 .1
8 .93		140,316	0.90		0 .71		22 .4
25 .70		140,922	0.89		2 .16		48 .0
28 .92		160,251	0.90		2 .96		59 .9

17 .75	(d)	297	1.14	(e)	0 .83	(e)	17 .2	(e)
3 .87		271	1.14		1 .72		22 .1
16 .86		257	1.15		1 .08		44 .1
8 .72		287	1.15		0 .42		22 .4
25 .29		442	1.14		1 .92		48 .0
28 .69		484	1.15		2 .68		59 .9

5 .45	(d)	889,792	0.23 (e)	,(f)	0 .08	(e)	0 .7	(e)
17 .68		913,823	0.23	(f)	2 .68		46 .7
12 .75		812,380	0.23	(f)	2 .60		9 .1
0 .99		781,873	0.23	(f)	0 .68		14 .2
13 .61		828,276	0.24	(f)	2 .97		36 .3
23 .84		728,979	0.25	(f)	5 .19		3 .2

5 .38	(d)	103,205	0.48 (e)	,(f)	(0.17	) (e)	0 .7	(e)
17 .32		102,716	0.48	(f)	2 .37		46 .7
12 .47		95,208	0.48	(f)	2 .32		9 .1
0 .73		94,487	0.48	(f)	0 .43		14 .2
13 .34		107,086	0.49	(f)	2 .59		36 .3
23 .63		110,253	0.50	(f)	4 .62		3 .2

5 .08	(d)	214,323	0.23 (e)	,(f)	0 .23	(e)	6 .4	(e)
11 .53		212,247	0.23	(f)	3 .10		35 .6
11 .19		190,310	0.24	(f)	3 .07		15 .7
2 .29		177,476	0.24	(f)	0 .86		20 .8
11 .84		178,249	0.24	(f)	3 .56		34 .4
21 .15		154,208	0.25	(f)	6 .53		9 .1

4 .97	(d)	16,470	0.48 (e)	,(f)	(0.02	) (e)	6 .4	(e)
11 .25		16,140	0.48	(f)	2 .77		35 .6
10 .91		15,911	0.49	(f)	2 .73		15 .7
1 .97		15,465	0.49	(f)	0 .60		20 .8
11 .73		15,761	0.49	(f)	3 .18		34 .4
20 .72		15,895	0.50	(f)	5 .77		9 .1

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2014
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

117

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2014	(c)	$20.60	($0 .01)	$1 .22	$1.21	$–	$–	$–	$21.81
2013		17.04	0.40	3.50	3.90	( 0 .34)	–	( 0 .34)	20.60
2012		14.99	0.33	1.79	2.12	( 0 .07)	–	( 0 .07)	17.04
2011		15.36	0.07	( 0 .13)	( 0 .06)	( 0 .31)	–	( 0 .31)	14.99
2010		13.80	0.31	1.72	2.03	( 0 .47)	–	( 0 .47)	15.36
2009		12.34	0.47	2.43	2.90	( 0 .68)	( 0 .76)	( 1 .44)	13.80
Class 2 shares
2014	(c)	20.42	( 0 .04)	1.21	1.17	–	–	–	21.59
2013		16.89	0.34	3.49	3.83	( 0 .30)	–	( 0 .30)	20.42
2012		14.87	0.28	1.77	2.05	( 0 .03)	–	( 0 .03)	16.89
2011		15.23	0.03	( 0 .11)	( 0 .08)	( 0 .28)	–	( 0 .28)	14.87
2010		13.69	0.27	1.71	1.98	( 0 .44)	–	( 0 .44)	15.23
2009		12.24	0.43	2.41	2.84	( 0 .63)	( 0 .76)	( 1 .39)	13.69
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2014	(c)	13.72	0.04	0.67	0.71	–	–	–	14.43
2013		13.38	0.49	0.51	1.00	( 0 .48)	( 0 .18)	( 0 .66)	13.72
2012		12.42	0.48	0.83	1.31	( 0 .15)	( 0 .20)	( 0 .35)	13.38
2011		12.50	0.15	0.28	0.43	( 0 .49)	( 0 .02)	( 0 .51)	12.42
2010		11.95	0.51	0.69	1.20	( 0 .65)	–	( 0 .65)	12.50
2009		10.58	0.82	1.21	2.03	( 0 .55)	( 0 .11)	( 0 .66)	11.95
Class 2 shares
2014	(c)	13.62	0.02	0.68	0.70	–	–	–	14.32
2013		13.29	0.46	0.50	0.96	( 0 .45)	( 0 .18)	( 0 .63)	13.62
2012		12.34	0.44	0.83	1.27	( 0 .12)	( 0 .20)	( 0 .32)	13.29
2011		12.42	0.12	0.28	0.40	( 0 .46)	( 0 .02)	( 0 .48)	12.34
2010		11.87	0.45	0.72	1.17	( 0 .62)	–	( 0 .62)	12.42
2009		10.49	0.72	1.27	1.99	( 0 .50)	( 0 .11)	( 0 .61)	11.87
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2014	(c)	23.55	( 0 .02)	1.49	1.47	–	–	–	25.02
2013		18.74	0.40	4.70	5.10	( 0 .29)	–	( 0 .29)	23.55
2012		16.26	0.29	2.23	2.52	( 0 .04)	–	( 0 .04)	18.74
2011		16.82	0.04	( 0 .34)	( 0 .30)	( 0 .26)	–	( 0 .26)	16.26
2010		14.83	0.28	2.09	2.37	( 0 .38)	–	( 0 .38)	16.82
2009		12.28	0.42	2.82	3.24	( 0 .50)	( 0 .19)	( 0 .69)	14.83
Class 2 shares
2014	(c)	23.38	( 0 .05)	1.47	1.42	–	–	–	24.80
2013		18.61	0.33	4.68	5.01	( 0 .24)	–	( 0 .24)	23.38
2012		16.15	0.24	2.22	2.46	–	–	–	18.61
2011		16.71	–	( 0 .34)	( 0 .34)	( 0 .22)	–	( 0 .22)	16.15
2010		14.73	0.23	2.10	2.33	( 0 .35)	–	( 0 .35)	16.71
2009		12.20	0.37	2.80	3.17	( 0 .45)	( 0 .19)	( 0 .64)	14.73

See accompanying notes.

118

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Total Return(b)		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

5 .87	%(d)	$189,850	0.23%(e),(f)		(0 .10	)%(e)	3 .9	%(e)
23 .07		179,850	0 .23	(f)	2.10		48 .5
14 .18		143,547	0 .24	(f)	2.00		12 .5
(0 .45)		132,387	0 .24	(f)	0.45		24 .2
15 .22		140,207	0 .24	(f)	2.21		42 .2
25 .70		128,572	0 .25	(f)	3.82		12 .0

5 .73	(d)	102,179	0.48 (e)	,(f)	(0 .35	) (e)	3 .9	(e)
22 .82		99,013	0 .48	(f)	1.82		48 .5
13 .81		84,306	0 .49	(f)	1.76		12 .5
(0 .63)		78,247	0 .49	(f)	0.20		24 .2
14 .92		84,941	0 .49	(f)	1.92		42 .2
25 .35		81,513	0 .50	(f)	3.55		12 .0

5 .17	(d)	217,673	0.23 (e)	,(f)	0.59	(e)	5 .5	(e)
7 .75		214,572	0 .23	(f)	3.57		29 .7
10 .64		215,628	0 .24	(f)	3.69		11 .7
3 .39		187,458	0 .24	(f)	1.22		20 .6
10 .51		183,764	0 .24	(f)	4.22		31 .5
19 .95		156,696	0 .25	(f)	7.39		20 .1

5 .14	(d)	20,002	0.48 (e)	,(f)	0.34	(e)	5 .5	(e)
7 .46		19,464	0 .48	(f)	3.36		29 .7
10 .34		19,667	0 .49	(f)	3.41		11 .7
3 .13		18,382	0 .49	(f)	0.96		20 .6
10 .26		20,147	0 .49	(f)	3.70		31 .5
19 .63		22,043	0 .50	(f)	6.58		20 .1

6 .24	(d)	131,660	0.23 (e)	,(f)	(0 .15	) (e)	5 .2	(e)
27 .40		121,049	0 .23	(f)	1.89		62 .5
15 .52		90,348	0 .24	(f)	1.61		13 .9
(1 .90)		83,738	0 .24	(f)	0.25		23 .3
16 .40		81,821	0 .24	(f)	1.82		51 .7
27 .45		66,315	0 .25	(f)	3.25		8 .1

6 .07	(d)	93,454	0.48 (e)	,(f)	(0 .40	) (e)	5 .2	(e)
27 .09		87,689	0 .48	(f)	1.57		62 .5
15 .23		71,997	0 .49	(f)	1.36		13 .9
(2 .12)		64,907	0 .49	(f)	(0 .01)		23 .3
16 .18		69,749	0 .49	(f)	1.53		51 .7
27 .04		61,006	0 .50	(f)	2.92		8 .1

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2014
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

119

			FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)

SHORT-TERM INCOME ACCOUNT
Class 1 shares
2014	(c)	$2.59	$0 .02	$0 .01	$0 .03	$–	$–	$2.62	1.16	%(d)
2013		2.61	0.04	( 0 .01)	0.03	( 0 .05)	( 0 .05)	2.59	1 .14
2012		2.54	0.05	0.08	0.13	( 0 .06)	( 0 .06)	2.61	5 .00
2011		2.51	0.06	( 0 .03)	0.03	–	–	2.54	1 .37
2010		2.46	0.06	0.04	0.10	( 0 .05)	( 0 .05)	2.51	4 .20
2009		2.41	0.09	0.14	0.23	( 0 .18)	( 0 .18)	2.46	9 .94
Class 2 shares
2014	(c)	2.59	0.02	–	0.02	–	–	2.61	0.77	(d)
2013		2.60	0.04	( 0 .01)	0.03	( 0 .04)	( 0 .04)	2.59	1 .25
2012		2.53	0.04	0.08	0.12	( 0 .05)	( 0 .05)	2.60	4 .67
2011		2.51	0.05	( 0 .03)	0.02	–	–	2.53	0 .95
2010		2.45	0.06	0.05	0.11	( 0 .05)	( 0 .05)	2.51	4 .37
2009		2.39	0.08	0.15	0.23	( 0 .17)	( 0 .17)	2.45	9 .81
SMALLCAP GROWTH ACCOUNT II
Class 1 shares
2014	(c)	18.31	( 0 .05)	0.12	0.07	–	–	18.38	0.38	(d)
2013		12.42	( 0 .10)	5.99	5.89	–	–	18.31	47 .42
2012		10.68	( 0 .06)	1.80	1.74	–	–	12.42	16 .29
2011		11.17	( 0 .08)	( 0 .41)	( 0 .49)	–	–	10.68	(4.39)
2010		8.80	( 0 .05)	2.42	2.37	–	–	11.17	26 .93
2009		6.68	( 0 .05)	2.17	2.12	–	–	8.80	31 .74
Class 2 shares
2014	(c)	17.99	( 0 .07)	0.12	0.05	–	–	18.04	0.28	(d)
2013		12.24	( 0 .14)	5.89	5.75	–	–	17.99	46 .98
2012		10.54	( 0 .09)	1.79	1.70	–	–	12.24	16 .13
2011		11.06	( 0 .11)	( 0 .41)	( 0 .52)	–	–	10.54	(4.70)
2010		8.73	( 0 .08)	2.41	2.33	–	–	11.06	26 .69
2009		6.65	( 0 .07)	2.15	2.08	–	–	8.73	31 .28
SMALLCAP VALUE ACCOUNT I
Class 1 shares
2014	(c)	21.74	0.03	0.98	1.01	–	–	22.75	4.65	(d)
2013		15.72	0.14	6.08	6.22	( 0 .20)	( 0 .20)	21.74	39 .76
2012		13.02	0.17	2.65	2.82	( 0 .12)	( 0 .12)	15.72	21 .73
2011		13.52	0.09	( 0 .58)	( 0 .49)	( 0 .01)	( 0 .01)	13.02	(3.66)
2010		10.81	0.08	2.73	2.81	( 0 .10)	( 0 .10)	13.52	26 .06
2009		9.51	0.09	1.42	1.51	( 0 .21)	( 0 .21)	10.81	16 .20
Class 2 shares
2014	(c)	21.64	0.01	0.97	0.98	–	–	22.62	4.53	(d)
2013		15.67	0.09	6.07	6.16	( 0 .19)	( 0 .19)	21.64	39 .44
2012		12.99	0.13	2.64	2.77	( 0 .09)	( 0 .09)	15.67	21 .40
2011		13.52	0.05	( 0 .58)	( 0 .53)	–	–	12.99	(3.89)
2010		10.82	0.06	2.73	2.79	( 0 .09)	( 0 .09)	13.52	25 .81
2009		9.51	0.07	1.42	1.49	( 0 .18)	( 0 .18)	10.82	15 .88

See accompanying notes.

120

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$254,673	0.49%(e),(f)		1.73	%(e)	52 .1	%(e)
256,561	0.48	(f)	1.65		54 .7
262,427	0.49	(f)	1.95		59 .1
228,351	0.49	(f)	2.35		55 .1
224,344	0.50	(f)	2.49		85 .4	(g)
74,934	0 .51		3.55		24 .6

827	0.74 (e)	,(f)	1.52	(e)	52.1	(e)
838	0.73	(f)	1.40		54 .7
1,269	0.74	(f)	1.72		59 .1
1,516	0.74	(f)	2.11		55 .1
1,901	0.75	(f)	2.45		85 .4	(g)
1,887	0 .76		3.36		24 .6

61,124	0.94 (e)	,(f)	(0 .51	) (e)	65.2	(e)
65,466	0.95	(f)	(0 .65)		72 .8
49,224	1.06	(f)	(0 .53)		77 .5
47,596	1.04	(f)	(0 .75)		94 .3
56,856	1.03	(f)	(0 .59)		82 .2
77,315	1.02	(f)	(0 .68)		134.6

3,813	1.19 (e)	,(f)	(0 .76	) (e)	65.2	(e)
3,917	1.20	(f)	(0 .90)		72 .8
2,864	1.31	(f)	(0 .78)		77 .5
2,653	1.29	(f)	(0 .99)		94 .3
3,015	1.28	(f)	(0 .82)		82 .2
2,529	1.27	(f)	(0 .93)		134.6

112,974	0.99 (e)	,(f)	0.31	(e)	57.0	(e)
117,194	0.99	(f)	0.75		57 .0
101,259	0.99	(f)	1.19		43 .2
100,321	0.99	(f)	0.70		72 .2
114,144	0.99	(f)	0.70		63 .8
133,755	1.00	(f)	0.99		75 .9

135	1.24 (e)	,(f)	0.07	(e)	57.0	(e)
110	1.24	(f)	0.50		57 .0
85	1.24	(f)	0.92		43 .2
94	1.24	(f)	0.37		72 .2
169	1.24	(f)	0.52		63 .8
104	1.25	(f)	0.74		75 .9

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2014
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Portfolio turnover rate excludes approximately $3,528,000 from portfolio realignment from the acquisition of Short-Term Bond Account.

See accompanying notes.

121

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2014 (unaudited)

As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the year and held for the entire year (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each account’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the account’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014 (a)	Annualized Expense Ratio

Diversified International Account Class 1
Actual	$1,000.00	$1,049.76	$4.42	0.87%
Hypothetical	1,000.00	1,020.48	4 .36	0.87

Diversified International Account Class 2
Actual	1,000.00	1,048.76	5.69	1.12
Hypothetical	1,000.00	1,019.24	5 .61	1.12

Equity Income Account Class 1
Actual	1,000.00	1,087.14	2.48	0.48
Hypothetical	1,000.00	1,022.41	2 .41	0.48

Equity Income Account Class 2
Actual	1,000.00	1,085.29	3.77	0.73
Hypothetical	1,000.00	1,021.17	3 .66	0.73

Government & High Quality Bond Account Class 1
Actual	1,000.00	1,032.91	2.57	0.51
Hypothetical	1,000.00	1,022.27	2 .56	0.51

Government & High Quality Bond Account Class 2
Actual	1,000.00	1,031.91	3.83	0.76
Hypothetical	1,000.00	1,021.03	3 .81	0.76

Income Account Class 1
Actual	1,000.00	1,047.75	2.59	0.51
Hypothetical	1,000.00	1,022.27	2 .56	0.51

Income Account Class 2
Actual	1,000.00	1,047.04	3.86	0.76
Hypothetical	1,000.00	1,021.03	3 .81	0.76

122

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2014 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2014	Annualized
	January 1, 2014	June 30, 2014	to June 30, 2014 (a)	Expense Ratio
LargeCap Blend Account II Class 1
Actual	$1,000.00	$1,060.46	$3.83	0.75%
Hypothetical	1,000.00	1,021.08	3 .76	0.75

LargeCap Blend Account II Class 2
Actual	1,000.00	1,059.17	5.11	1.00
Hypothetical	1,000.00	1,019.84	5 .01	1.00

LargeCap Growth Account Class 1
Actual	1,000.00	1,050.31	3.51	0.69
Hypothetical	1,000.00	1,021.37	3 .46	0.69

LargeCap Growth Account Class 2
Actual	1,000.00	1,049.10	4.78	0.94
Hypothetical	1,000.00	1,020.13	4 .71	0.94

MidCap Account Class 1
Actual	1,000.00	1,063.33	2.71	0.53
Hypothetical	1,000.00	1,022.17	2 .66	0.53

MidCap Account Class 2
Actual	1,000.00	1,062.04	3.99	0.78
Hypothetical	1,000.00	1,020.93	3 .91	0.78

Money Market Account Class 1
Actual	1,000.00	1,000.00	0.79	0.16
Hypothetical	1,000.00	1,024.00	0 .80	0.16

Money Market Account Class 2
Actual	1,000.00	1,000.00	0.79	0.16
Hypothetical	1,000.00	1,024.00	0 .80	0.16

Principal Capital Appreciation Account Class 1
Actual	1,000.00	1,070.35	3.44	0.67
Hypothetical	1,000.00	1,021.47	3 .36	0.67

Principal Capital Appreciation Account Class 2
Actual	1,000.00	1,069.22	4.72	0.92
Hypothetical	1,000.00	1,020.23	4 .61	0.92

Real Estate Securities Account Class 1
Actual	1,000.00	1,179.16	4.81	0.89
Hypothetical	1,000.00	1,020.38	4 .46	0.89

Real Estate Securities Account Class 2
Actual	1,000.00	1,177.53	6.15	1.14
Hypothetical	1,000.00	1,019.14	5 .71	1.14

SAM Balanced Portfolio Class 1
Actual	1,000.00	1,054.51	1.17	0.23
Hypothetical	1,000.00	1,023.65	1 .15	0.23

SAM Balanced Portfolio Class 2
Actual	1,000.00	1,053.83	2.44	0.48
Hypothetical	1,000.00	1,022.41	2 .41	0.48

SAM Conservative Balanced Portfolio Class 1
Actual	1,000.00	1,050.78	1.17	0.23
Hypothetical	1,000.00	1,023.65	1 .15	0.23

SAM Conservative Balanced Portfolio Class 2
Actual	1,000.00	1,049.70	2.44	0.48
Hypothetical	1,000.00	1,022.41	2 .41	0.48

SAM Conservative Growth Portfolio Class 1
Actual	1,000.00	1,058.74	1.17	0.23
Hypothetical	1,000.00	1,023.65	1 .15	0.23

SAM Conservative Growth Portfolio Class 2
Actual	1,000.00	1,057.30	2.45	0.48
Hypothetical	1,000.00	1,022.41	2 .41	0.48

123

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2014 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2014	Annualized
	January 1, 2014	June 30, 2014	to June 30, 2014 (a)	Expense Ratio
SAM Flexible Income Portfolio Class 1
Actual	$1,000.00	$1,051.75	$1.17	0.23%
Hypothetical	1,000.00	1,023.65	1 .15	0.23

SAM Flexible Income Portfolio Class 2
Actual	1,000.00	1,051.40	2.44	0.48
Hypothetical	1,000.00	1,022.41	2 .41	0.48

SAM Strategic Growth Portfolio Class 1
Actual	1,000.00	1,062.42	1.18	0.23
Hypothetical	1,000.00	1,023.65	1 .15	0.23

SAM Strategic Growth Portfolio Class 2
Actual	1,000.00	1,060.74	2.45	0.48
Hypothetical	1,000.00	1,022.41	2 .41	0.48

Short-Term Income Account Class 1
Actual	1,000.00	1,011.58	2.44	0.49
Hypothetical	1,000.00	1,022.36	2 .46	0.49

Short-Term Income Account Class 2
Actual	1,000.00	1,007.72	3.68	0.74
Hypothetical	1,000.00	1,021.12	3 .71	0.74

SmallCap Growth Account II Class 1
Actual	1,000.00	1,003.82	4.67	0.94
Hypothetical	1,000.00	1,020.13	4 .71	0.94

SmallCap Growth Account II Class 2
Actual	1,000.00	1,002.78	5.91	1.19
Hypothetical	1,000.00	1,018.89	5 .96	1.19

SmallCap Value Account I Class 1
Actual	1,000.00	1,046.46	5.02	0.99
Hypothetical	1,000.00	1,019.89	4 .96	0.99

SmallCap Value Account I Class 2
Actual	1,000.00	1,045.29	6.29	1.24
Hypothetical	1,000.00	1,018.65	6 .21	1.24

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

124

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	104	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	104	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.;
			Longs Drug Stores

Craig Damos	President, The Damos Company.	104	Hardin Construction
Director since 2008	Formerly, CEO, The Weitz Company		Company
Member, Audit Committee
Member, 15(c) Committee
1954

Mark A. Grimmett	Executive Vice President and CFO,	104	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Nominating and Governance
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	104	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Formerly, Chief Operating Officer,	104	Armstrong World
Director since March 2012	Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

William C. Kimball	Partner, Kimball – Porter Investments	104	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Daniel Pavelich	Retired.	104	None
Director since 2007
Member, Audit Committee
Member, 15(c) Committee
1944

125

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Michael J. Beer	Executive Vice President, Principal	104	None
Director since 2012	Funds Distributor, Inc. (“PFD”)
Executive Vice President	Vice President/Mutual Funds and
Member, Executive Committee	Broker Dealer, Principal Life
1961	Insurance Company (“PLIC”)
Director, Principal Management
Corporation, (the “Manager”)
Executive Vice President/ Chief
Operating Officer, the Manager
Director, Princor
President, Princor
Director, Principal Shareholder
Services (“PSS”) since 2011
President, PSS since 2011

Nora M. Everett	Director, Edge (2008-2011)	104	None
Director since 2008	Director, Finisterre since 2011
President, CEO, and Chairman	Chairman, Principal Financial
Member, Executive Committee	Advisors, Inc. (“PFA”) since 2010
1959	Chairman, PFD since 2011
Senior Vice President/Retirement and
Investor Services, PLIC
Chairman, the Manager since 2011
President, the Manager since 2008
Chairman, Princor since 2011
Chief Executive Officer, Princor since
2009
Chairman, PSS since 2011

Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA

50392.

126

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”)
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, PFD
Chief Compliance Officer	Vice President/Compliance, PLIC
711 High Street, Des Moines, IA 50392	Senior Vice President, the Manager
1960	Senior Vice President, Princor
Senior Vice President, PSS

Jill R. Brown	Director, PFD
Senior Vice President	President, PFD since 2010
1100 Investment Blvd, ste 200	Director, the Manager since 2011
El Dorado Hills, CA 95762	Senior Vice President, the Manager (2010-2013)
1967	Senior Vice President, Princor (2010-2013)
Director, PSS since 2011
Senior Vice President, PSS

Teresa M. Button	Vice President/Treasurer, Edge since 2011
Treasurer	Vice President/Treasurer, PFA since 2011
711 High Street, Des Moines, IA 50392	Vice President/Treasurer, PFD since 2011
1963	Vice President/Treasurer, PGI since 2011
Vice President/Treasurer, PLIC since 2011
Vice President/Treasurer, the Manager since 2011
Vice President/Treasurer, Post since 2011
Vice President/Treasurer, Principal-REI since 2011
Vice President/Treasurer, Princor since 2011
Vice President/Treasurer, PSS since 2011
Treasurer, Spectrum since 2011

Cary Fuchs	Senior Vice President, PFD since 2011
Senior Vice President of Distribution	Director-Transfer Agent & Administrative Services, PLIC
1100 Investment Blvd, ste 200	Senior Vice President, PSS since 2009
El Dorado Hills, CA 95762
1957

Ernie H. Gillum	Vice President/Chief Compliance Officer, the Manager
Vice President, Assistant Secretary	Vice President/Chief Compliance Officer, PSS
711 High Street, Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, PFA
Assistant Counsel	Assistant General Counsel, PLIC
711 High Street, Des Moines, IA 50392	Assistant General Counsel, the Manager
1960	Assistant General Counsel, Princor

Carolyn F. Kolks	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, PFD (2009-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2009-2013)
1973	Counsel, Princor (2009-2013)
Counsel, PSS (2009-2013)

127

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Layne A. Rasmussen	Vice President/Controller – Principal Funds, the Manager
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958
Michael D. Roughton	Senior Vice President/Counsel, PFA
Counsel	Senior Vice President/Counsel, PFD
711 High Street, Des Moines, IA 50392	Vice President & Associate General Counsel, PLIC
1951	Senior Vice President/Counsel, the Manager
Senior Vice President/Counsel, Princor (2009-2013)
Senior Vice President/Counsel, PSS

Adam U. Shaikh	Counsel, PFD (2006-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2007-2013)
1972	Counsel, Princor (2007-2013)
Counsel, PSS (2007-2013)

Dan Westholm	Assistant Vice President/Treasury, PFA since 2013
Assistant Treasurer	Director – Treasury, PFA (2011-2013)
711 High Street, Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Director – Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC
Assistant Vice President/Treasury, the Manager
Assistant Vice President/Treasury, Princor since 2013
Director – Treasury, Princor (2008-2009, 2011-2013)
Assistant Vice President/Treasury, PSS

Beth Wilson	Vice President, the Manager (2007-2013)
Vice President and Secretary	Vice President, Princor (2007-2009)
711 High Street, Des Moines, IA 50392
1956

The 15(c) Committee assists the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated May 1, 2014, and the Statement of Additional Information dated May 1, 2014. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

128

This report must be preceded or accompanied by a current prospectus for the Principal Variable Contracts Funds, Inc.

WE’LL GIVE YOU AN EDGE®

principalfunds.com

Principal Funds are distributed by Principal Funds Distributor, Inc.

MM1291B-06 | © 2014 Principal Financial Services, Inc. | 08/2014 | t14070900ve

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Variable Contracts Funds, Inc.

By	/s/ Nora M. Everett
Nora M. Everett, President and CEO

Date	8/14/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Nora M. Everett
Nora M. Everett, President and CEO

Date	8/14/2014

By	/s/ Layne A. Rasmussen
Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date	8/14/2014